UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive

P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President and General Counsel of Pacific Select Fund

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1.	Schedule of Investments.

PACIFIC SELECT FUND

CASH MANAGEMENT PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 99.9%

Commercial Paper - 82.2%

Abbott Laboratories 0.130% due 05/21/13	$12,500,000	$12,497,743
Air Products & Chemicals Inc 0.100% due 04/09/13	3,000,000	2,999,933
AstraZeneca PLC (United Kingdom) 0.120% due 04/26/13	20,800,000	20,798,267
Bank of Montreal (Canada) 0.150% due 04/02/13	26,750,000	26,749,889
Bank of Nova Scotia NY
0.120% due 04/01/13	19,400,000	19,400,000
0.125% due 04/03/13	6,000,000	5,999,958
Chevron Corp 0.080% due 04/09/13	20,250,000	20,249,640
Dover Corp 0.110% due 04/03/13	8,900,000	8,899,946
General Electric Capital Corp
0.140% due 08/01/13	16,000,000	15,992,409
0.150% due 07/03/13	10,000,000	9,996,125
John Deere Bank SA (Luxembourg) 0.120% due 04/12/13	7,250,000	7,249,734
John Deere Capital Corp 0.100% due 04/23/13	15,000,000	14,999,083
Johnson & Johnson 0.050% due 04/03/13	11,600,000	11,599,968
Nestle Capital Corp
0.050% due 04/08/13	10,000,000	9,999,903
0.120% due 07/12/13	15,000,000	14,994,900
NetJets Inc
0.080% due 04/25/13	11,500,000	11,499,387
0.100% due 04/05/13	11,000,000	10,999,878
Parker Hannifin Corp 0.130% due 04/16/13	19,000,000	18,998,971
PepsiCo Inc 0.050% due 04/22/13	20,000,000	19,999,417
Pfizer Inc
0.080% due 04/08/13	12,600,000	12,599,804
0.080% due 04/18/13	13,750,000	13,749,481
Philip Morris International Inc
0.040% due 05/07/13	6,000,000	5,999,760
0.050% due 05/07/13	20,000,000	19,999,000
Praxair Inc 0.080% due 04/08/13	10,000,000	9,999,844
Roche Holdings Inc
0.120% due 05/06/13	16,800,000	16,798,040
0.120% due 05/13/13	11,000,000	10,998,460

	Principal Amount	Value
Siemens Capital Co LLC 0.110% due 04/17/13	$20,000,000	$19,999,022
The Coca-Cola Co 0.120% due 05/03/13	16,000,000	15,998,293
Toronto-Dominion Holdings USA Inc 0.160% due 04/23/13	10,000,000	9,999,022
Toyota Motor Credit Corp 0.200% due 05/03/13	21,600,000	21,596,160
Unilever Capital Corp
0.100% due 04/01/13	8,700,000	8,700,000
0.140% due 05/30/13	10,300,000	10,297,637
United Parcel Service Inc 0.030% due 04/10/13	23,000,000	22,999,828
Wal-Mart Stores Inc
0.080% due 04/05/13	9,400,000	9,399,916
0.090% due 04/03/13	15,000,000	14,999,925

		488,059,343

U.S. Treasury Bills - 17.7%

0.076% due 04/25/13	30,000,000	29,998,490
0.087% due 05/16/13	30,000,000	29,996,737
0.091% due 04/04/13	30,000,000	29,999,773
0.133% due 05/23/13	15,000,000	14,997,118

		104,992,118

Repurchase Agreement - 0.0%

State Street Bank & Trust Co 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $47,348; collateralized by Freddie Mac: 1.960% due 11/07/22 and value $49,169)	47,348	47,348

Total Short-Term Investments (Amortized Cost $593,098,809)		593,098,809

TOTAL INVESTMENTS - 99.9% (Amortized Cost $593,098,809)		593,098,809

OTHER ASSETS & LIABILITIES, NET - 0.1%		790,379

NET ASSETS - 100.0%		$593,889,188

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$593,098,809	$-	$593,098,809	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.2%

Financials - 0.2%

Citigroup Capital XIII	61,350	$1,753,997
GMAC Capital Trust I	229,331	6,237,803

		7,991,800

Total Preferred Stocks (Cost $7,267,172)		7,991,800

	Principal Amount

CORPORATE BONDS & NOTES - 33.7%

Consumer Discretionary - 1.6%

CCO Holdings LLC
7.000% due 01/15/19	$1,310,000	1,418,075
8.125% due 04/30/20	2,250,000	2,525,625
CityCenter Holdings LLC 7.625% due 01/15/16	1,200,000	1,294,500
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	1,840,000	2,794,978
Comcast Corp
5.150% due 03/01/20	1,658,000	1,968,214
5.650% due 06/15/35	290,000	337,662
5.700% due 05/15/18	5,000,000	6,022,285
DISH DBS Corp
6.750% due 06/01/21	2,290,000	2,556,213
7.750% due 05/31/15	766,000	854,090
Ford Motor Co 4.750% due 01/15/43	4,830,000	4,527,038
McDonald’s Corp 6.300% due 10/15/37	495,000	672,468
MGM Resorts International 5.875% due 02/27/14	665,000	694,509
NBCUniversal Enterprise Inc 1.974% due 04/15/19 ~	2,620,000	2,632,466
News America Inc
4.500% due 02/15/21	90,000	101,716
6.200% due 12/15/34	1,000,000	1,188,284
Time Warner Cable Inc
4.125% due 02/15/21	730,000	785,291
5.500% due 09/01/41	40,000	41,321
5.875% due 11/15/40	1,630,000	1,746,715
6.550% due 05/01/37	1,565,000	1,814,200
6.750% due 06/15/39	1,630,000	1,932,826
7.300% due 07/01/38	2,305,000	2,880,616
8.250% due 04/01/19	5,985,000	7,804,302
Time Warner Entertainment Co LP 8.375% due 07/15/33	890,000	1,235,307
Time Warner Inc
4.700% due 01/15/21	410,000	463,360
6.250% due 03/29/41	350,000	415,891
UBM PLC (United Kingdom) 5.750% due 11/03/20 ~	2,220,000	2,356,257
Univision Communications Inc 6.750% due 09/15/22 ~	1,140,000	1,236,900
WPP Finance (United Kingdom) 8.000% due 09/15/14	1,353,000	1,485,859

		53,786,968

Consumer Staples - 3.2%

Altria Group Inc
2.850% due 08/09/22	4,200,000	4,140,436
4.750% due 05/05/21	4,000,000	4,537,764
8.500% due 11/10/13	1,490,000	1,561,350
9.250% due 08/06/19	3,330,000	4,649,952

	Principal Amount	Value
Anheuser-Busch InBev Worldwide Inc
2.500% due 07/15/22	$6,570,000	$6,475,904
5.000% due 04/15/20	1,070,000	1,271,516
5.375% due 01/15/20	4,500,000	5,438,146
CVS Caremark Corp 2.750% due 12/01/22	5,400,000	5,338,796
CVS Pass-Through Trust
5.298% due 01/11/27 ~	783,136	884,216
6.036% due 12/10/28	3,466,389	4,081,347
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	5,524,859
Diageo Investment Corp 2.875% due 05/11/22	4,420,000	4,480,214
Heineken NV (Netherlands) 1.400% due 10/01/17 ~	1,530,000	1,525,358
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	4,170,000	4,202,956
Kraft Foods Group Inc
3.500% due 06/06/22	4,090,000	4,288,013
5.375% due 02/10/20	1,549,000	1,852,057
Lorillard Tobacco Co 8.125% due 06/23/19	1,220,000	1,554,888
Molson Coors Brewing Co 3.500% due 05/01/22	500,000	521,550
Mondelez International Inc 5.375% due 02/10/20	1,411,000	1,682,122
PepsiCo Inc
0.700% due 08/13/15	5,470,000	5,481,389
7.900% due 11/01/18	1,498,000	1,997,754
Pernod-Ricard SA (France)
2.950% due 01/15/17 ~	1,230,000	1,293,485
4.450% due 01/15/22 ~	5,850,000	6,441,125
Philip Morris International Inc
2.500% due 08/22/22	2,300,000	2,276,186
2.900% due 11/15/21	2,450,000	2,534,170
4.500% due 03/20/42	1,900,000	1,964,492
6.375% due 05/16/38	1,970,000	2,567,150
Reynolds American Inc
3.250% due 11/01/22	1,600,000	1,586,307
6.750% due 06/15/17	1,207,000	1,454,664
Reynolds Group Issuer Inc
5.750% due 10/15/20	1,990,000	2,032,287
6.875% due 02/15/21	1,380,000	1,473,150
7.125% due 04/15/19	1,340,000	1,445,525
Safeway Inc
3.950% due 08/15/20	90,000	92,166
4.750% due 12/01/21	2,300,000	2,481,886
6.350% due 08/15/17	575,000	671,986
The Kroger Co 6.400% due 08/15/17	2,610,000	3,121,657
Wal-Mart Stores Inc
5.250% due 09/01/35	730,000	861,310
5.375% due 04/05/17	915,000	1,078,109

		104,866,242

Energy - 5.6%

Access Midstream Partners LP
4.875% due 05/15/23	700,000	692,125
6.125% due 07/15/22	2,495,000	2,688,362
Anadarko Finance Co (Canada) 7.500% due 05/01/31	1,195,000	1,589,971
Anadarko Petroleum Corp
6.375% due 09/15/17	5,085,000	6,077,933
8.700% due 03/15/19	4,285,000	5,779,081
Apache Corp
3.250% due 04/15/22	2,130,000	2,215,168
4.750% due 04/15/43	1,140,000	1,172,310
6.900% due 09/15/18	5,000,000	6,297,320

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Arch Coal Inc 7.000% due 06/15/19	$4,050,000	$3,675,375
Baker Hughes Inc
3.200% due 08/15/21	200,000	212,116
7.500% due 11/15/18	4,060,000	5,336,618
BP Capital Markets PLC (United Kingdom)
3.125% due 10/01/15	7,940,000	8,388,745
3.245% due 05/06/22	2,400,000	2,486,138
3.561% due 11/01/21	450,000	478,951
Chesapeake Energy Corp
5.750% due 03/15/23	790,000	802,838
6.125% due 02/15/21	1,230,000	1,314,563
6.500% due 08/15/17	650,000	719,875
6.625% due 08/15/20	360,000	395,100
Cie Generale de Geophysique-Veritas (France) 9.500% due 05/15/16	4,450,000	4,694,750
Concho Resources Inc
5.500% due 10/01/22	700,000	731,500
6.500% due 01/15/22	1,606,000	1,758,570
ConocoPhillips 6.500% due 02/01/39	1,040,000	1,397,873
CONSOL Energy Inc 6.375% due 03/01/21	2,650,000	2,749,375
Devon Energy Corp
3.250% due 05/15/22	1,200,000	1,205,063
7.950% due 04/15/32	3,470,000	4,784,092
Enterprise Products Operating LLC
3.350% due 03/15/23	2,460,000	2,512,258
5.250% due 01/31/20	60,000	70,395
5.950% due 02/01/41	520,000	605,578
6.125% due 10/15/39	260,000	307,262
6.300% due 09/15/17	4,700,000	5,656,347
6.500% due 01/31/19	2,100,000	2,611,869
8.375% due 08/01/66 §	3,000,000	3,452,544
Hess Corp 8.125% due 02/15/19	7,530,000	9,741,764
Kerr-McGee Corp
6.950% due 07/01/24	220,000	276,355
7.875% due 09/15/31	3,617,000	4,758,938
Key Energy Services Inc 6.750% due 03/01/21	2,640,000	2,765,400
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	250,000	266,323
6.850% due 02/15/20	3,000,000	3,770,088
MarkWest Energy Partners LP
5.500% due 02/15/23	1,680,000	1,768,200
6.250% due 06/15/22	598,000	647,335
Noble Energy Inc
6.000% due 03/01/41	200,000	240,041
8.250% due 03/01/19	3,290,000	4,298,105
Occidental Petroleum Corp
2.700% due 02/15/23	3,520,000	3,533,365
3.125% due 02/15/22	3,600,000	3,794,897
Peabody Energy Corp 6.000% due 11/15/18	3,000,000	3,198,750
Petrobras International Finance Co (Cayman)
3.875% due 01/27/16	2,750,000	2,891,817
5.375% due 01/27/21	12,560,000	13,622,777
7.875% due 03/15/19	3,600,000	4,400,057
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21	1,570,000	1,809,425
6.000% due 03/05/20	2,000,000	2,370,000
8.000% due 05/03/19	5,700,000	7,324,500
Plains Exploration & Production Co 6.125% due 06/15/19	5,750,000	6,325,000
QEP Resources Inc
5.250% due 05/01/23	520,000	535,600
6.875% due 03/01/21	690,000	788,325

	Principal Amount	Value
Range Resources Corp 5.000% due 03/15/23 ~	$1,580,000	$1,619,500
Regency Energy Partners LP 6.500% due 07/15/21	2,450,000	2,707,250
Schlumberger Norge AS (Norway) 4.200% due 01/15/21 ~	50,000	56,562
SESI LLC 7.125% due 12/15/21	850,000	955,188
Shell International Finance BV (Netherlands) 4.375% due 03/25/20	4,020,000	4,668,740
Sinopec Group Overseas Development Ltd (United Kingdom) 2.750% due 05/17/17 ~	2,400,000	2,509,301
The Williams Cos Inc
7.500% due 01/15/31	4,635,000	5,711,418
7.875% due 09/01/21	440,000	563,460
Transocean Inc (Cayman)
5.050% due 12/15/16	1,370,000	1,523,656
6.375% due 12/15/21	1,320,000	1,540,419
WPX Energy Inc 6.000% due 01/15/22	270,000	284,175

		184,126,796

Financials - 11.9%

American Express Credit Corp 5.125% due 08/25/14	11,279,000	11,986,430
American Honda Finance Corp 1.000% due 08/11/15 ~	5,100,000	5,121,241
American International Group Inc
3.750% due 11/30/13 ~	360,000	367,408
5.850% due 01/16/18	2,000,000	2,347,210
8.250% due 08/15/18	3,465,000	4,501,146
ANZ New Zealand International Ltd (New Zealand) 1.850% due 10/15/15 ~	2,630,000	2,684,123
Bank of America Corp
3.875% due 03/22/17	1,230,000	1,324,897
4.500% due 04/01/15	6,700,000	7,102,884
5.000% due 05/13/21	5,590,000	6,280,281
5.650% due 05/01/18	6,720,000	7,785,947
5.750% due 12/01/17	560,000	648,671
7.625% due 06/01/19	6,485,000	8,252,493
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	170,000	190,342
BBVA U.S. Senior SAU (Spain)
3.250% due 05/16/14	5,380,000	5,414,023
4.664% due 10/09/15	6,880,000	7,059,424
Berkshire Hathaway Inc 3.200% due 02/11/15	800,000	839,979
BNP Paribas SA (France) 2.375% due 09/14/17	3,740,000	3,800,973
Caterpillar Financial Services Corp 5.450% due 04/15/18	2,315,000	2,762,906
CIT Group Inc 4.250% due 08/15/17	1,840,000	1,932,000
Citigroup Inc
3.953% due 06/15/16	2,320,000	2,501,958
5.500% due 04/11/13	8,420,000	8,429,868
5.500% due 10/15/14	710,000	757,919
5.900% § ±	1,310,000	1,367,649
5.950% § ±	2,070,000	2,150,213
6.000% due 12/13/13	8,090,000	8,383,489
6.000% due 08/15/17	5,155,000	6,027,082
6.010% due 01/15/15	5,600,000	6,066,424
6.125% due 11/21/17	100,000	118,408
6.375% due 08/12/14	650,000	696,816
6.875% due 03/05/38	7,000,000	9,228,737
8.500% due 05/22/19	610,000	814,104

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Commonwealth Bank of Australia (Australia)
1.250% due 09/18/15	$6,100,000	$6,164,184
3.750% due 10/15/14 ~	2,490,000	2,611,358
5.000% due 10/15/19 ~	1,060,000	1,241,803
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) 11.000% § ± ~	3,830,000	5,154,525
Credit Agricole SA (France) 8.375% § ± ~	7,290,000	8,009,887
Daimler Finance North America LLC
1.300% due 07/31/15 ~	2,310,000	2,326,888
2.625% due 09/15/16 ~	5,390,000	5,625,333
Ford Motor Credit Co LLC
5.000% due 05/15/18	3,070,000	3,390,542
5.750% due 02/01/21	1,270,000	1,444,026
8.125% due 01/15/20	3,730,000	4,725,835
General Electric Capital Corp
1.625% due 07/02/15	1,970,000	2,005,188
3.750% due 11/14/14	9,000,000	9,454,455
4.375% due 09/16/20	640,000	716,278
5.300% due 02/11/21	2,640,000	3,033,159
5.875% due 01/14/38	1,570,000	1,839,773
6.000% due 08/07/19	8,010,000	9,743,108
6.150% due 08/07/37	1,105,000	1,338,721
6.875% due 01/10/39	2,440,000	3,212,792
Goldman Sachs Capital II 4.000% due 06/01/43 §	8,875,000	7,488,281
HSBC Bank USA NA 7.000% due 01/15/39	3,040,000	4,026,188
HSBC Finance Corp 6.676% due 01/15/21	570,000	675,931
Hyundai Capital America 2.125% due 10/02/17 ~	1,370,000	1,383,226
ING U.S. Inc 2.900% due 02/15/18 ~	700,000	711,132
Intesa Sanpaolo SPA (Italy)
3.125% due 01/15/16	1,090,000	1,066,308
3.625% due 08/12/15 ~	2,330,000	2,329,650
3.875% due 01/16/18	810,000	784,411
JPMorgan Chase & Co
1.100% due 10/15/15	7,930,000	7,946,209
4.250% due 10/15/20	1,230,000	1,352,560
4.350% due 08/15/21	690,000	763,024
4.500% due 01/24/22	2,310,000	2,537,895
JPMorgan Chase Bank NA 6.000% due 10/01/17	8,000,000	9,436,840
Lloyds Banking Group PLC (United Kingdom) 5.920% § ± ~	5,900,000	4,498,750
M&T Bank Corp 6.875% ± ~	8,130,000	8,702,100
MetLife Inc 4.750% due 02/08/21	2,370,000	2,717,748
Metropolitan Life Global Funding I 5.125% due 04/10/13 ~	3,750,000	3,753,547
Morgan Stanley
4.750% due 03/22/17	600,000	662,659
5.450% due 01/09/17	5,155,000	5,777,095
National Australia Bank Ltd (Australia) 1.600% due 08/07/15	2,000,000	2,036,096
Nordea Bank AB (Sweden)
3.700% due 11/13/14 ~	620,000	649,528
4.875% due 05/13/21 ~	6,220,000	6,748,277
QBE Insurance Group Ltd (Australia) 9.750% due 03/14/14 ~	2,026,000	2,166,386
Santander U.S. Debt SAU (Spain)
3.724% due 01/20/15 ~	2,900,000	2,932,790
3.781% due 10/07/15 ~	2,750,000	2,806,752

	Principal Amount	Value
SLM Corp
3.875% due 09/10/15	$5,110,000	$5,324,078
8.000% due 03/25/20	3,380,000	3,933,475
Standard Chartered PLC (United Kingdom) 6.409% § ± ~	3,900,000	3,946,363
State Street Corp 4.956% due 03/15/18	10,010,000	11,389,258
Sumitomo Mitsui Banking Corp (Japan)
3.100% due 01/14/16 ~	1,300,000	1,373,707
3.150% due 07/22/15 ~	2,290,000	2,401,196
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	2,090,000	2,803,043
Temasek Financial I Ltd (Singapore) 2.375% due 01/23/23 ~	3,460,000	3,351,903
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 3.850% due 01/22/15 ~	2,110,000	2,224,535
The Goldman Sachs Group Inc
4.750% due 07/15/13	190,000	192,293
5.250% due 10/15/13	930,000	952,935
5.250% due 07/27/21	1,030,000	1,169,777
5.750% due 01/24/22	400,000	466,207
5.950% due 01/15/27	3,270,000	3,661,527
6.000% due 05/01/14	960,000	1,012,163
6.000% due 06/15/20	5,460,000	6,457,078
6.250% due 02/01/41	7,880,000	9,412,636
6.750% due 10/01/37	2,645,000	2,977,437
The Royal Bank of Scotland Group PLC (United Kingdom)
2.550% due 09/18/15	980,000	1,007,834
5.000% due 10/01/14	1,510,000	1,555,859
6.400% due 10/21/19	370,000	442,596
7.640% § ±	1,600,000	1,440,000
7.648% § ±	420,000	441,000
Toyota Motor Credit Corp 1.250% due 10/05/17	5,450,000	5,452,382
UBS AG (Switzerland) 2.250% due 01/28/14	1,041,000	1,055,093
Vesey Street Investment Trust I 4.404% due 09/01/16 §	1,840,000	2,001,887
Wachovia Bank NA 6.600% due 01/15/38	2,080,000	2,768,453
Wachovia Capital Trust III 5.570% § ±	6,950,000	6,983,012
Wells Fargo & Co
1.500% due 01/16/18	1,730,000	1,729,185
2.100% due 05/08/17	780,000	805,448
3.450% due 02/13/23	2,980,000	3,008,513
3.676% due 06/15/16 §	2,830,000	3,062,719
4.600% due 04/01/21	6,240,000	7,142,872
ZFS Finance USA Trust II 6.450% due 12/15/65 § ~	4,445,000	4,811,712

		389,694,459

Health Care - 2.3%

AbbVie Inc
1.750% due 11/06/17 ~	5,730,000	5,808,621
2.900% due 11/06/22 ~	3,500,000	3,513,080
Actavis Inc 1.875% due 10/01/17	1,590,000	1,610,964
Express Scripts Holding Co 3.500% due 11/15/16	10,520,000	11,344,274
GlaxoSmithKline Capital Inc 6.375% due 05/15/38	2,455,000	3,300,094
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	3,600,000	3,682,724
HCA Inc
6.500% due 02/15/20	1,200,000	1,356,750
7.500% due 02/15/22	3,060,000	3,526,650

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Humana Inc 3.150% due 12/01/22	$1,300,000	$1,287,667
Medtronic Inc
3.125% due 03/15/22	430,000	451,073
4.450% due 03/15/20	2,110,000	2,429,809
Pfizer Inc
6.200% due 03/15/19	1,020,000	1,282,637
7.200% due 03/15/39	4,000,000	5,907,040
Roche Holdings Inc 6.000% due 03/01/19 ~	2,400,000	2,990,234
Tenet Healthcare Corp
4.500% due 04/01/21 ~	840,000	825,300
8.875% due 07/01/19	2,920,000	3,292,300
Teva Pharmaceutical Finance Co BV (Netherlands) 3.650% due 11/10/21	820,000	874,842
Teva Pharmaceutical Finance IV BV (Netherlands) 3.650% due 11/10/21	2,020,000	2,155,100
Thermo Fisher Scientific Inc 3.600% due 08/15/21	1,590,000	1,648,746
UnitedHealth Group Inc
1.625% due 03/15/19	1,820,000	1,828,749
3.875% due 10/15/20	2,110,000	2,319,485
5.700% due 10/15/40	10,000	11,894
5.800% due 03/15/36	660,000	787,926
6.875% due 02/15/38	1,000,000	1,352,437
WellPoint Inc
1.250% due 09/10/15	1,210,000	1,220,736
3.125% due 05/15/22	2,050,000	2,069,448
3.700% due 08/15/21	1,610,000	1,704,351
7.000% due 02/15/19	3,870,000	4,848,262
Zoetis Inc 3.250% due 02/01/23 ~	730,000	742,346

		74,173,539

Industrials - 1.9%

Air 2 U.S. 8.027% due 10/01/20 ~	1,920,033	2,016,035
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,596,780
Continental Airlines Inc 6.750% due 09/15/15 ~	2,225,000	2,341,813
CSC Holdings LLC 6.750% due 11/15/21	3,035,000	3,418,169
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	4,128,433	4,675,450
Eaton Corp
1.500% due 11/02/17 ~	2,000,000	2,008,838
2.750% due 11/02/22 ~	6,059,000	6,041,217
4.150% due 11/02/42 ~	2,040,000	2,001,071
General Electric Co
0.850% due 10/09/15	2,180,000	2,188,633
5.250% due 12/06/17	3,535,000	4,146,979
International Lease Finance Corp
6.500% due 09/01/14 ~	2,080,000	2,225,600
6.750% due 09/01/16 ~	5,660,000	6,424,100
John Deere Capital Corp 5.350% due 04/03/18	3,480,000	4,141,562
Kansas City Southern de Mexico SA de CV (Mexico) 12.500% due 04/01/16	2,389,000	2,538,313
Raytheon Co 3.125% due 10/15/20	1,680,000	1,778,342
The Boeing Co 4.875% due 02/15/20	5,300,000	6,301,053
UAL Pass-Through Trust 9.750% due 07/15/18	579,127	671,787
United Technologies Corp
4.500% due 04/15/20	2,130,000	2,473,952
4.500% due 06/01/42	1,880,000	2,015,847
Waste Management Inc 7.375% due 05/15/29	1,510,000	1,964,031

		60,969,572

	Principal Amount	Value
Information Technology - 0.2%

Freescale Semiconductor Inc 10.125% due 12/15/16	$816,000	$842,520
National Semiconductor Corp 6.600% due 06/15/17	380,000	461,703
Oracle Corp 1.200% due 10/15/17	4,990,000	5,003,189

		6,307,412

Materials - 3.3%

ArcelorMittal (Luxembourg) 5.000% due 02/25/17	1,330,000	1,393,566
Ball Corp 6.750% due 09/15/20	2,880,000	3,189,600
Barrick Gold Corp (Canada)
3.850% due 04/01/22	810,000	830,140
6.950% due 04/01/19	2,470,000	3,055,101
Barrick North America Finance LLC 4.400% due 05/30/21	3,500,000	3,746,113
BHP Billiton Finance USA Ltd (Australia)
3.250% due 11/21/21	1,070,000	1,133,230
6.500% due 04/01/19	6,830,000	8,655,242
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	2,625,000	2,744,949
Cliffs Natural Resources Inc
3.950% due 01/15/18	2,150,000	2,161,935
4.800% due 10/01/20	1,820,000	1,817,161
6.250% due 10/01/40	2,830,000	2,622,974
Ecolab Inc 4.350% due 12/08/21	1,270,000	1,404,730
FMG Resources Property Ltd (Australia)
6.375% due 02/01/16 ~	540,000	558,225
7.000% due 11/01/15 ~	1,480,000	1,557,700
8.250% due 11/01/19 ~	1,580,000	1,712,325
Freeport-McMoRan Copper & Gold Inc
2.375% due 03/15/18 ~	1,570,000	1,579,126
3.100% due 03/15/20 ~	1,970,000	1,981,253
3.550% due 03/01/22	5,465,000	5,446,266
Georgia-Pacific LLC 7.700% due 06/15/15	780,000	889,349
LyondellBasell Industries NV (Netherlands)
5.000% due 04/15/19	885,000	1,004,475
5.750% due 04/15/24	885,000	1,042,088
6.000% due 11/15/21	1,890,000	2,249,100
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	640,000	735,842
Rio Tinto Finance USA Ltd (Australia)
1.875% due 11/02/15	3,700,000	3,796,492
2.500% due 05/20/16	1,410,000	1,473,285
3.750% due 09/20/21	2,320,000	2,450,080
4.125% due 05/20/21	1,120,000	1,212,380
6.500% due 07/15/18	870,000	1,069,644
9.000% due 05/01/19	2,880,000	3,974,489
Rock-Tenn Co
3.500% due 03/01/20	1,020,000	1,044,868
4.000% due 03/01/23	1,330,000	1,348,659
Southern Copper Corp 5.250% due 11/08/42	7,320,000	6,978,800
Steel Dynamics Inc 7.625% due 03/15/20	1,700,000	1,895,500
Vale Overseas Ltd (Cayman)
4.375% due 01/11/22	10,949,000	11,296,258
6.875% due 11/21/36	4,520,000	5,163,643
8.250% due 01/17/34	1,205,000	1,558,865
Vedanta Resources PLC (United Kingdom)
8.750% due 01/15/14 ~	2,288,000	2,390,960
9.500% due 07/18/18 ~	1,100,000	1,298,000
Xstrata Finance Canada Ltd (Canada)
1.800% due 10/23/15 ~	4,270,000	4,321,219
2.450% due 10/25/17 ~	3,860,000	3,918,444
5.800% due 11/15/16 ~	820,000	934,455

		107,636,531

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Telecommunication Services - 2.0%

America Movil SAB de CV (Mexico)
5.000% due 03/30/20	$2,940,000	$3,323,070
5.625% due 11/15/17	1,500,000	1,759,013
AT&T Inc
2.500% due 08/15/15	800,000	831,414
2.625% due 12/01/22	2,500,000	2,420,807
3.875% due 08/15/21	2,750,000	2,980,821
4.350% due 06/15/45 ~	52,000	48,633
4.450% due 05/15/21	990,000	1,116,651
5.500% due 02/01/18	5,915,000	6,964,445
5.550% due 08/15/41	1,560,000	1,728,775
6.300% due 01/15/38	5,375,000	6,479,106
Cellco Partnership 8.500% due 11/15/18	7,120,000	9,490,860
Cricket Communications Inc 7.750% due 05/15/16	500,000	522,500
Deutsche Telekom International Finance BV (Netherlands)
5.750% due 03/23/16	3,300,000	3,729,251
6.750% due 08/20/18	1,545,000	1,913,102
Intelsat Jackson Holdings SA (Luxembourg)
7.250% due 04/01/19	2,088,000	2,291,580
7.500% due 04/01/21	2,520,000	2,816,100
Rogers Communications Inc (Canada) 6.800% due 08/15/18	760,000	957,536
Sprint Capital Corp 8.750% due 03/15/32	3,899,000	4,669,052
Sprint Nextel Corp 9.000% due 11/15/18 ~	1,870,000	2,316,463
Telefonica Emisiones SAU (Spain)
5.134% due 04/27/20	2,380,000	2,513,147
5.462% due 02/16/21	370,000	399,352
5.877% due 07/15/19	350,000	386,114
6.221% due 07/03/17	150,000	168,271
6.421% due 06/20/16	250,000	277,917
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	2,340,000	2,527,200
Verizon Communications Inc 1.250% due 11/03/14	3,000,000	3,038,250
Vimpel Communications (Ireland) 8.375% due 04/30/13 ~	515,000	517,961

		66,187,391

Utilities - 1.7%

AEP Texas Central Transition Funding LLC 5.306% due 07/01/21	2,500,000	3,079,254
Calpine Construction Finance Co LP 8.000% due 06/01/16 ~	1,285,000	1,354,069
Calpine Corp 7.500% due 02/15/21 ~	3,402,000	3,750,705
Dominion Resources Inc
5.150% due 07/15/15	4,500,000	4,928,949
5.200% due 08/15/19	2,300,000	2,743,939
DPL Inc 7.250% due 10/15/21	550,000	585,750
Duke Energy Corp 3.550% due 09/15/21	1,050,000	1,119,064
Energy Future Intermediate Holding Co LLC 10.000% due 12/01/20	4,500,000	5,124,375
FirstEnergy Corp
2.750% due 03/15/18	1,360,000	1,377,619
4.250% due 03/15/23	4,840,000	4,908,520
7.375% due 11/15/31	8,260,000	9,713,909
MidAmerican Energy Holdings Co
6.125% due 04/01/36	601,000	750,610
6.500% due 09/15/37	2,400,000	3,131,186
Pacific Gas & Electric Co
6.050% due 03/01/34	3,052,000	3,835,473
8.250% due 10/15/18	930,000	1,249,222

	Principal Amount	Value
PacifiCorp 5.650% due 07/15/18	$1,860,000	$2,271,791
The AES Corp
8.000% due 06/01/20	2,530,000	3,010,700
9.750% due 04/15/16	990,000	1,185,525
Virginia Electric & Power Co 6.350% due 11/30/37	1,680,000	2,280,917

		56,401,577

Total Corporate Bonds & Notes (Cost $1,014,903,160)		1,104,150,487

SENIOR LOAN NOTES - 1.9%

Consumer Discretionary - 1.2%

AMC Entertainment Inc Term B2 (Extended) 4.250% due 12/15/16 §	1,952,632	1,971,426
Ancestry.com Inc 7.000% due 12/28/18 §	4,279,275	4,302,456
Caesars Entertainment Operating Co Term B6 (Extended) 5.454% due 01/26/18 §	1,437,099	1,335,065
Cengage Learning Acquisitions Inc (Extended) 5.710% due 07/05/17 §	1,367,445	1,015,328
Charter Communications Operating LLC
Term C (Extended)
3.460% due 09/06/16 §	709,892	714,080
Term D
4.000% due 05/15/19 §	1,485,000	1,503,191
Dunkin Brands Inc Term B3 3.750% due 02/14/20 §	1,483,857	1,503,333
Getty Images Inc Term B 4.750% due 10/18/19 §	1,286,775	1,307,800
Landry’s Inc Term B 4.750% due 04/24/18 §	1,980,000	1,998,151
Language Line LLC Term B 6.250% due 06/20/16 §	1,705,350	1,697,534
Las Vegas Sands LLC
(Extended) (Delayed Draw)
2.710% due 11/23/16 §	420,637	422,290
Term B (Extended)
2.710% due 11/23/16 §	2,092,879	2,101,101
ServiceMaster Co
2.700% due 07/24/14 §	4,555,875	4,611,402
(Delayed Draw)
2.700% due 07/24/14 §	431,625	436,886
The Gymboree Corp (Initial) 5.000% due 02/23/18 §	2,875,859	2,799,649
The Neiman Marcus Group Inc (Extended) 4.000% due 05/16/18 §	2,990,000	3,004,202
Univision Communications Inc (Extended) 4.750% due 03/31/17 §	2,375,524	2,390,541
Virgin Media Investment Holdings Ltd Term B due 02/17/20 µ	1,820,000	1,813,175
Visant Holding Corp Term B 5.250% due 12/22/16 §	1,456,574	1,416,215
Wendy’s International Inc Term B 4.750% due 05/15/19 §	1,990,000	2,014,157

		38,357,982

Consumer Staples - 0.0%

Del Monte Foods Co 4.000% due 03/08/18 §	956,362	960,642

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Financials - 0.2%

First Data Corp
5.204% due 09/24/18 §	$1,000,000	$1,009,271
Term B (Extended)
4.204% due 03/23/18 §	3,257,313	3,252,834
Windsor Financing LLC Term B 6.250% due 12/05/17 §	992,705	1,022,486

		5,284,591

Health Care - 0.1%

Capsugel Holdings U.S. Inc Term B 4.750% due 08/01/18 §	1,343,815	1,367,892
Hanger Orthopedic Group Inc Term C 4.000% due 12/01/16 §	1,470,101	1,484,801

		2,852,693

Industrials - 0.3%

BakerCorp International Inc 4.250% due 02/14/20 §	992,443	999,060
FGI Operating Company LLC 5.500% due 04/19/19 §	1,985,926	1,998,338
Nielsen Finance LLC Term E due 05/02/16 µ	3,365,611	3,403,124
Schaeffler AG Term C2 (Germany) 4.250% due 01/27/17 §	2,000,000	2,028,334
The Hertz Corp Term B 3.750% due 03/09/18 §	989,899	997,633

		9,426,489

Materials - 0.1%

Fairmount Minerals Ltd Term B 5.250% due 03/15/17 §	1,752,688	1,766,198

Telecommunication Services - 0.0%

Telesat LLC Term B 5.500% due 03/28/19 §	1,488,750	1,502,698

Utilities - 0.0%

Equipower Resources Holdings LLC (1st Lien) 5.500% due 12/21/18 §	1,223,941	1,246,125

Total Senior Loan Notes (Cost $60,641,022)		61,397,418

MORTGAGE-BACKED SECURITIES - 35.0%

Collateralized Mortgage Obligations - Commercial - 1.8%

Banc of America Commercial Mortgage Trust 5.421% due 09/10/45 " §	1,119,000	1,239,310
Bear Stearns Commercial Mortgage Securities
5.715% due 06/11/40 " §	540,000	619,999
5.893% due 06/11/50 " §	960,000	1,114,647
CGRBS Commercial Mortgage Trust 3.187% due 03/13/35 " ~	3,570,000	3,676,086
Citigroup Commercial Mortgage Trust 2.110% due 01/12/18 " ~	1,500,000	1,541,156
Commercial Mortgage Pass-Through Certificates 5.550% due 01/15/49 " §	2,704,000	3,025,201
Commercial Mortgage Trust 5.866% due 07/10/38 " §	2,041,000	2,291,108
DBUBS Mortgage Trust (IO) 1.455% due 08/10/44 " § ~	13,115,960	577,273
Extended Stay America Trust 2.958% due 12/05/31 " ~	1,090,000	1,110,685

	Principal Amount	Value
Freddie Mac Multifamily Structured Pass-Through Certificates (IO)
0.785% due 09/25/22 " §	$6,104,256	$414,357
1.055% due 01/25/20 " §	11,352,426	663,254
1.226% due 04/25/20 " §	33,911,978	2,237,953
1.392% due 06/25/21 " §	10,975,874	927,648
1.454% due 12/25/21 " §	7,191,534	713,220
1.504% due 08/25/20 " §	12,883,982	1,047,558
1.514% due 06/25/22 " §	4,352,481	483,722
1.555% due 02/25/18 " §	32,419,881	2,133,958
1.581% due 10/25/21 " §	6,097,624	662,604
1.673% due 06/25/20 " §	33,684,597	3,121,670
1.674% due 07/25/21 " §	15,068,878	1,689,259
2.089% due 05/25/18 " §	23,992,816	2,237,042
GS Mortgage Securities Corp II (IO) 1.749% due 08/10/44 " § ~	5,744,328	485,663
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/47 "	4,455,000	5,040,305
5.440% due 05/15/45 "	1,516,000	1,698,119
5.883% due 02/12/51 " §	1,400,000	1,656,267
5.930% due 02/12/51 " §	400,000	464,833
LB-UBS Commercial Mortgage Trust 6.179% due 09/15/45 " §	240,000	283,263
Lehman Brothers Floating Rate Commercial Mortgage Trust 0.323% due 09/15/21 " § ~	412,402	411,897
Merrill Lynch Mortgage Trust 5.850% due 06/12/50 " §	140,000	162,635
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.204% due 12/12/49 " §	680,000	761,096
5.378% due 08/12/48 "	5,570,000	6,332,455
Morgan Stanley Bank of America Merrill Lynch Trust 2.918% due 02/15/46 "	1,280,000	1,302,952
3.214% due 02/15/46 "	1,354,000	1,379,545
Morgan Stanley Bank of America Merrill Lynch Trust (IO) 1.931% due 08/15/45 " § ~	10,762,496	1,198,097
UBS-Barclays Commercial Mortgage Trust 3.317% due 12/10/45 " ~	1,740,000	1,756,080
Wachovia Bank Commercial Mortgage Trust
5.383% due 12/15/43 "	560,000	617,563
5.500% due 04/15/47 "	3,240,000	3,727,463
WFRBS Commercial Mortgage Trust (IO)
1.145% due 02/15/44 " § ~	16,225,336	766,550
1.604% due 06/15/45 " § ~	3,245,276	354,408

		59,926,901

Collateralized Mortgage Obligations - Residential - 13.0%

Adjustable Rate Mortgage Trust
0.454% due 03/25/36 " §	888,957	575,580
2.703% due 07/25/35 " §	1,118,262	998,735
2.831% due 10/25/35 " §	10,260,000	8,731,840
Alternative Loan Trust
6.000% due 03/25/27 "	691,182	630,144
6.500% due 09/25/34 "	1,550,594	1,578,517
6.500% due 09/25/36 "	3,765,128	2,996,860
Bear Stearns Adjustable Rate Mortgage Trust 2.798% due 10/25/36 " §	563,965	467,874
Chevy Chase Funding LLC
0.384% due 08/25/47 " § ~	1,341,990	863,575
0.404% due 01/25/36 " § ~	17,087	14,062
0.434% due 07/25/36 " § ~	195,725	163,372
0.494% due 10/25/35 " § ~	49,098	41,524
0.504% due 08/25/35 " § ~	21,844	18,839
Citigroup Mortgage Loan Trust
2.430% due 02/25/36 " § ~	2,876,707	2,868,002

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
2.832% due 04/25/37 " §	$2,775,839	$2,356,617
6.500% due 10/25/36 " ~	4,240,560	2,947,359
Citimortgage Alternative Loan Trust 6.000% due 01/25/37 "	7,708,053	6,523,533
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 07/25/35 "	4,286,856	4,409,392
Fannie Mae
0.554% due 05/25/34 " §	1,998,509	2,005,136
4.000% due 04/25/40 - 07/25/40 "	37,500,000	40,761,289
5.500% due 04/25/42 "	11,400,000	13,234,351
6.000% due 05/25/42 "	7,845,264	8,652,074
6.500% due 06/25/39 - 07/25/42 "	13,247,428	15,761,932
7.000% due 05/25/42 "	3,087,125	3,522,896
Fannie Mae (IO)
3.000% due 11/25/26 - 09/25/27 "	24,879,450	2,664,454
3.500% due 11/25/41 "	5,853,503	592,932
4.000% due 11/25/39 "	2,660,925	312,508
4.500% due 11/25/39 "	1,969,197	225,804
4.796% due 04/25/40 " §	13,545,341	1,342,070
5.000% due 01/25/38 - 01/25/39 "	4,295,949	497,374
5.000% due 01/25/39 " §	1,354,627	151,450
5.196% due 08/25/42 " §	3,274,059	646,765
5.500% due 01/25/39 " §	1,392,004	172,361
5.716% due 06/25/41 " §	6,365,723	937,999
5.746% due 09/25/41 " §	11,819,134	1,711,432
5.796% due 12/25/40 - 08/25/42 " §	22,863,521	3,606,049
5.846% due 05/25/39 " §	194,810	43,224
5.896% due 07/25/40 - 09/25/42 " §	5,296,519	1,310,621
5.946% due 03/25/42 - 12/25/42 " §	15,927,261	3,863,858
5.956% due 12/25/39 " §	2,175,316	294,315
5.996% due 01/25/43 " §	5,465,310	1,278,589
6.000% due 01/25/38 - 07/25/38 "	6,255,525	894,970
6.226% due 05/25/41 " §	1,599,699	231,862
6.276% due 04/25/40 " §	3,178,220	557,465
6.296% due 09/25/36 - 06/25/42 " §	10,622,756	1,592,338
6.326% due 12/25/40 - 01/25/41 " §	6,405,107	904,264
6.346% due 03/25/39 - 07/25/39 " §	8,832,322	2,022,820
6.396% due 11/25/36 - 07/25/42 " §	5,165,811	1,180,054
6.436% due 07/25/41 " §	2,815,023	441,960
6.446% due 09/25/40 - 03/25/42 " §	11,571,874	2,173,351
6.476% due 07/25/41 " §	5,953,303	896,590
6.496% due 07/25/26 - 02/25/27 " §	9,889,583	1,698,775
Fannie Mae (PO) 0.272% due 03/25/42 "	800,000	767,684
Freddie Mac
0.553% due 04/15/33 " §	930,562	931,577
1.203% due 02/15/32 " §	286,654	293,307
4.000% due 12/15/39 "	10,346,417	11,289,715
5.000% due 02/15/30 - 03/15/35 "	25,783,420	29,259,311
5.500% due 07/15/34 "	9,830,696	11,634,270
6.000% due 05/15/36 "	9,633,787	10,839,716
Freddie Mac (IO)
3.000% due 09/15/31 "	5,574,354	614,456
5.747% due 10/15/41 - 06/15/42 " §	6,658,202	1,628,994
5.797% due 06/15/42 " §	8,927,516	2,088,676
5.827% due 09/15/37 " §	3,605,049	577,080
5.847% due 04/15/39 - 09/15/39 " §	16,599,288	3,363,194
5.897% due 10/15/42 " §	3,250,858	836,435
5.947% due 10/15/42 - 11/15/42 " §	10,806,282	2,917,029
6.000% due 01/15/41 "	4,018,214	654,303
6.027% due 01/15/40 " §	1,170,047	171,905
6.037% due 02/15/40 " §	3,085,515	477,250
6.087% due 11/15/36 " §	1,954,078	310,121
6.397% due 11/15/41 - 09/15/42 " §	9,993,708	2,636,857
6.487% due 12/15/36 " §	2,201,287	396,829
6.997% due 08/15/35 " §	1,165,384	173,068
Government National Mortgage Association
0.552% due 08/20/58 " §	23,513,567	23,536,599
0.702% due 03/20/61 " §	3,410,490	3,440,055

	Principal Amount	Value
1.203% due 05/20/60 " §	$919,840	$945,813
4.500% due 07/20/39 - 10/20/39 "	18,800,000	21,496,379
5.000% due 07/20/39 - 04/16/40 "	10,600,000	12,288,432
Government National Mortgage Association (IO)
3.500% due 04/20/27 - 02/20/38 "	11,429,836	1,597,487
4.047% due 12/20/40 " §	1,620,156	214,604
5.000% due 11/20/36 "	4,514,617	336,185
5.477% due 03/20/40 " §	11,098,764	1,671,041
5.797% due 02/16/40 - 03/20/41 " §	14,851,234	2,465,992
5.897% due 06/20/42 - 08/16/42 " §	7,853,366	1,833,610
5.927% due 02/16/36 " §	5,499,021	552,527
5.947% due 02/20/40 " §	8,091,293	1,483,694
5.977% due 09/20/40 " §	2,421,378	400,676
5.997% due 05/20/37 " §	5,716,284	820,069
6.047% due 02/20/40 " §	9,628,697	1,796,083
6.147% due 11/20/39 " §	2,498,449	373,089
6.277% due 04/20/40 " §	770,947	142,967
6.297% due 03/20/39 - 05/20/40 " §	8,079,540	1,477,251
6.347% due 04/16/34 - 12/20/38 " §	3,596,381	371,181
6.427% due 11/20/38 " §	1,462,803	171,747
6.447% due 01/20/40 - 11/16/41 " §	3,163,215	669,430
6.497% due 06/20/35 - 12/16/36 " §	5,132,789	570,711
GSMPS Mortgage Loan Trust
0.554% due 03/25/35 " § ~	1,887,782	1,586,912
0.554% due 09/25/35 " § ~	5,588,433	4,830,882
GSR Mortgage Loan Trust 2.759% due 07/25/35 " §	1,000,000	902,801
GSR Mortgage Loan Trust (IO) 6.346% due 10/25/36 " §	3,670,122	768,065
Homestar Mortgage Acceptance Corp 0.754% due 01/25/35 " §	1,869,447	1,835,345
IndyMac Index Mortgage Loan Trust
0.444% due 06/25/37 " §	4,796,984	4,136,202
0.464% due 06/25/35 " §	3,696,909	3,103,516
JPMorgan Mortgage Trust 3.100% due 08/25/35 " §	2,400,000	2,270,682
Lehman Mortgage Trust 6.000% due 05/25/37 "	1,351,523	1,288,239
MASTR Adjustable Rate Mortgages Trust 2.671% due 04/21/34 " §	4,735,746	4,930,679
MASTR Reperforming Loan Trust
0.564% due 07/25/35 " § ~	7,501,941	6,425,690
7.000% due 08/25/34 " ~	2,589,889	2,702,452
Merrill Lynch Mortgage Investors Trust 2.579% due 06/25/35 " §	4,000,000	3,795,904
Morgan Stanley Mortgage Loan Trust
2.873% due 07/25/35 " §	3,125,052	2,644,334
2.976% due 07/25/34 " §	1,426,647	1,414,751
Nomura Reforming Loan REMIC Trust 6.500% due 02/25/35 " ~	3,563,650	3,757,990
RAAC Trust 6.000% due 09/25/34 "	1,191,077	1,204,571
RBSSP Resecuritization Trust 3.428% due 12/26/35 " § ~	1,695,427	1,716,150
Residential Asset Securitization Trust
0.704% due 07/25/36 " §	1,104,094	733,127
6.000% due 08/25/36 "	2,829,285	2,513,249
Structured Adjustable Rate Mortgage Loan Trust
0.504% due 08/25/37 " §	1,587,386	1,213,700
2.786% due 05/25/34 " §	2,207,939	2,249,157
5.198% due 05/25/36 " §	5,233,149	4,436,774
5.312% due 05/25/36 " §	7,162,887	6,204,980
Wachovia Mortgage Loan Trust 0.384% due 01/25/37 " §	1,627,437	1,067,884
WaMu Mortgage Pass-Through Certificates
0.494% due 10/25/45 " §	5,499,521	5,132,599
0.524% due 08/25/45 " §	6,942,355	6,537,789
0.800% due 07/25/44 " §	753,897	707,549

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
2.429% due 09/25/33 " §	$568,842	$582,228
2.467% due 10/25/33 " §	5,558,580	5,697,086
2.478% due 02/25/33 " §	1,533,625	1,543,875
5.050% due 07/25/37 " §	9,523,859	8,799,670
5.707% due 10/25/36 " §	2,572,037	2,097,100
Washington Mutual Mortgage Pass-Through Certificates 6.000% due 07/25/36 "	1,459,970	1,047,274
Wells Fargo Mortgage Loan Trust 3.100% due 08/27/35 " § ~	4,945,960	4,995,434
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/37 "	5,079,016	4,980,219
6.000% due 08/25/37 "	3,763,944	3,767,678

		426,509,693

Fannie Mae - 9.8%

2.500% due 01/01/28 - 04/01/43 "	38,605,309	39,613,142
3.000% due 09/01/42 - 05/01/43 "	58,226,034	60,011,863
3.500% due 10/01/42 - 04/01/43 "	53,851,486	56,958,922
4.000% due 11/01/41 - 10/01/42 "	42,309,184	45,302,321
4.500% due 04/01/23 - 11/01/41 "	43,326,868	47,105,759
5.000% due 07/01/33 - 05/01/42 "	31,789,402	35,032,595
5.500% due 04/01/37 - 11/01/38 "	13,102,271	14,351,260
6.000% due 04/01/33 - 10/01/40 "	13,753,505	15,140,061
7.000% due 02/01/39 "	6,643,171	7,895,919

		321,411,842

Freddie Mac - 3.9%

2.814% due 11/01/36 " §	751,654	806,346
3.500% due 04/01/28 - 04/01/43 "	18,835,686	20,013,505
4.000% due 10/01/25 - 10/01/42 "	28,993,177	30,848,120
4.500% due 09/01/40 "	9,772,595	10,611,714
5.000% due 12/01/35 - 03/01/38 "	18,485,048	19,902,594
5.322% due 06/01/37 " §	221,338	238,457
5.415% due 07/01/37 " §	612,958	660,446
5.500% due 08/01/37 - 12/01/38 "	10,333,017	11,203,862
5.511% due 06/01/37 " §	2,325,350	2,475,080
5.571% due 06/01/37 " §	273,553	294,953
6.000% due 10/01/36 - 11/01/39 "	26,186,716	28,782,086
6.003% due 01/01/37 " §	164,100	176,888
6.500% due 09/01/39 "	1,646,209	1,870,825

		127,884,876

Government National Mortgage Association - 6.5%

0.842% due 08/20/60 " §	1,097,290	1,086,785
3.000% due 04/01/43 "	10,400,000	10,874,500
3.500% due 04/01/43 "	51,500,000	55,080,862
4.000% due 04/01/43 "	11,200,000	12,210,187
4.500% due 01/20/40 - 07/20/41 "	50,033,582	55,326,544
5.000% due 01/15/40 - 11/20/40 "	35,525,098	39,024,694
5.500% due 06/15/36 "	1,460,750	1,608,012
6.000% due 06/20/35 - 03/20/42 "	28,449,607	32,401,479
6.500% due 10/20/37 "	2,678,173	3,089,341

		210,702,404

Total Mortgage-Backed Securities (Cost $1,121,293,447)		1,146,435,716

ASSET-BACKED SECURITIES - 3.5%

ACE Securities Corp Home Equity Loan Trust 0.984% due 04/25/34 " §	2,503,016	2,331,546
Aegis Asset-Backed Securities Trust 1.224% due 04/25/34 " §	2,212,558	1,898,180
Argent Securities Inc Pass-Through Certificates 1.104% due 10/25/34 " §	6,950,000	6,346,493
Asset-Backed Pass-Through Certificates 0.894% due 04/25/34 " §	2,278,258	2,180,392
Asset-Backed Securities Corp Home Equity Loan Trust 0.734% due 06/25/34 " §	2,077,693	2,056,910

	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC
1.920% due 09/20/19 " ~	$1,770,000	$1,785,188
2.100% due 03/20/19 " ~	2,300,000	2,351,091
2.802% due 05/20/18 " ~	2,125,000	2,236,279
3.150% due 03/20/17 " ~	2,210,000	2,324,946
Bear Stearns Asset-Backed Securities Trust 0.774% due 09/25/34 " §	1,297,780	1,262,639
Citigroup Mortgage Loan Trust
0.274% due 05/25/37 " §	807,756	608,390
0.354% due 08/25/36 " §	823,606	762,501
0.634% due 07/25/35 " §	1,455,000	1,432,317
Countrywide Asset-Backed Certificates 0.264% due 11/25/37 " §	48,069	48,006
Countrywide Home Equity Loan Trust 0.353% due 11/15/36 " §	263,031	226,227
Credit-Based Asset Servicing & Securitization LLC 0.984% due 07/25/33 " §	1,597,685	1,431,066
EFS Volunteer No 2 LLC 1.552% due 03/25/36 " § ~	3,800,000	3,961,842
EFS Volunteer No 3 LLC 1.202% due 04/25/33 " § ~	3,200,000	3,217,421
Greenpoint Manufactured Housing
2.963% due 03/18/29 " §	2,475,000	2,180,743
3.601% due 06/19/29 " §	950,000	861,867
3.702% due 02/20/30 " §	1,025,000	903,805
7.270% due 06/15/29 "	4,644,857	4,548,711
GSAA Trust Home Equity Trust 0.364% due 07/25/36 " §	2,762,457	1,392,938
GSAMP Home Equity Trust 0.754% due 03/25/34 " §	2,745,053	2,734,322
Hertz Vehicle Financing LLC
1.830% due 08/25/19 " ~	2,420,000	2,433,172
5.290% due 03/25/16 " ~	1,310,000	1,414,952
Keycorp Student Loan Trust 0.561% due 10/25/32 " §	2,321,527	2,314,152
Manufactured Housing Contract Trust Pass-Through Certificates
3.701% due 03/13/32 " §	2,600,000	2,185,509
3.702% due 02/20/32 " §	1,750,000	1,494,955
Nelnet Education Loan Funding Inc 1.090% due 02/25/39 " §	3,650,000	3,307,900
Nelnet Student Loan Trust 0.461% due 01/25/37 " §	1,204,486	1,184,888
Northstar Education Finance Inc 1.433% due 01/29/46 " §	2,500,000	2,231,630
NovaStar Mortgage Funding Trust 1.264% due 12/25/33 " §	2,008,051	1,887,647
Origen Manufactured Housing Contract Trust
2.591% due 04/15/37 " §	12,494,407	10,280,622
2.806% due 10/15/37 " §	11,863,655	8,038,487
PAMCO CLO 7.910% due 08/06/13 " Y	2,426,930	715,944
Residential Asset Mortgage Products Trust
0.614% due 11/25/35 " §	2,000,000	1,882,757
5.350% due 02/25/33 " §	2,423,675	2,308,788
Residential Asset Securities Corp Trust 0.354% due 06/25/36 " §	2,775,952	2,720,346
Saxon Asset Securities Trust 0.894% due 05/25/35 " §	2,904,228	2,738,479
SLM Student Loan Trust
0.411% due 01/25/27 " §	4,100,000	4,009,607
0.421% due 01/25/27 " §	3,950,000	3,902,383
0.570% due 12/15/25 " § ~	3,150,000	3,124,825
0.954% due 05/26/26 " §	2,200,000	2,223,272

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Structured Asset Investment Loan Trust 1.204% due 10/25/33 " §	$1,200,000	$1,145,547
Structured Asset Securities Corp Pass-Through Certificates 3.450% due 02/25/32 "	3,144,338	3,120,500

Total Asset-Backed Securities (Cost $108,099,697)		113,750,182

U.S. GOVERNMENT AGENCY ISSUES - 2.9%

Fannie Mae
3.230% due 10/09/19	30,610,000	27,186,669
6.625% due 11/15/30	15,850,000	23,699,697
Financing Corp Strips
1.346% due 08/03/18	960,000	905,936
3.110% due 12/27/18	10,969,000	10,232,092
3.170% due 03/07/19	2,060,000	1,907,669
3.688% due 11/02/18	12,210,000	11,464,702
3.996% due 12/06/18	5,350,000	4,950,590
4.266% due 09/26/19	5,315,000	4,829,374
Tennessee Valley Authority 5.250% due 09/15/39	8,810,000	11,304,684

Total U.S. Government Agency Issues (Cost $88,592,689)		96,481,413

U.S. TREASURY OBLIGATIONS - 20.2%

U.S. Treasury Bonds - 5.8%

2.750% due 08/15/42	151,865,000	141,234,450
2.750% due 11/15/42	24,323,800	22,598,343
3.125% due 02/15/42	14,960,000	15,067,532
3.125% due 02/15/43	13,380,000	13,436,450

		192,336,775

U.S. Treasury Inflation Protected Security - 0.2%

2.125% due 02/15/40 ^	4,676,755	6,613,956

U.S. Treasury Notes - 14.2%

0.250% due 08/31/14	2,110,000	2,111,401
0.375% due 11/15/15	1,460,000	1,462,510
0.500% due 05/31/13	130,000	130,117
0.750% due 10/31/17	107,310,000	107,670,562
0.750% due 02/28/18	180,000	180,070
0.875% due 01/31/18	53,040,000	53,412,924
1.125% due 03/31/20	42,190,000	41,860,918
1.375% due 01/31/20	170,740,000	172,847,614
1.625% due 08/15/22	45,830,000	45,282,194
1.625% due 11/15/22	24,860,000	24,444,366
2.000% due 02/15/23	14,970,000	15,173,502

		464,576,178

Total U.S. Treasury Obligations (Cost $665,711,473)		663,526,909

FOREIGN GOVERNMENT BONDS & NOTES - 3.5%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/14	BRL 4,518,000	2,270,317
10.000% due 01/01/17	62,889,000	31,887,012
10.000% due 01/01/21	6,446,000	3,244,949
Malaysia Government (Malaysia)
3.835% due 08/12/15	MYR 19,011,000	6,251,798
4.262% due 09/15/16	5,325,000	1,786,880

	Principal Amount	Value
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 374,182,300	$33,875,003
8.000% due 06/11/20	341,768,000	33,135,485
10.000% due 12/05/24	14,760,000	1,721,355

Total Foreign Government Bonds & Notes (Cost $112,148,598)		114,172,799

MUNICIPAL BONDS - 0.6%

Pennsylvania Higher Education Assistance Agency
13.240% due 05/01/46 §	$725,000	691,474
13.409% due 05/01/46 §	1,975,000	1,884,397
16.671% due 05/01/46 §	16,650,000	15,927,340

Total Municipal Bonds (Cost $17,361,727)		18,503,211

PURCHASED OPTIONS - 0.0%
(See Note (f) in Notes to Schedule of Investments) (Cost $543,729)		642,275

SHORT-TERM INVESTMENTS - 4.0%

U.S. Government Agency Issue - 2.9%

Freddie Mac 0.162% due 10/22/13	95,000,000	94,956,964

Repurchase Agreements - 1.1%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $16,281,423; collateralized by Fannie Mae: 0.350% due 08/28/15 and value $16,611,564)	16,281,405	16,281,405
The Royal Bank of Scotland Group PLC 0.160% due 04/01/13 (Dated 03/28/13, repurchase price of $20,000,356; collateralized by U.S. Treasury Notes: 2.000% due 02/15/2023 and value of $20,399,998)	20,000,000	20,000,000

		36,281,405

Total Short-Term Investments (Cost $131,195,272)		131,238,369

TOTAL INVESTMENTS - 105.5% (Cost $3,327,757,986)		3,458,290,579

OTHER ASSETS & LIABILITIES, NET - (5.5%)		(179,235,392)

NET ASSETS - 100.0%		$3,279,055,187

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	An investment with a value of $715,944 or less than 0.1% of the portfolio’s net assets was in default as of March 31, 2013.

(c)	As of March 31, 2013, $6,299,040 and $800,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts and swap contracts, respectively.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(d)	Open futures contracts outstanding as of March 31, 2013 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Depreciation
Eurodollar (09/13)	674	$674,000,000	($57,953)
U.S. Treasury 30-Year Bonds (06/13)	50	5,000,000	(50,944)

			(108,897)

Short Futures Outstanding
Euro-Bund 10-Year Notes (06/13)	263	EUR 26,300,000	(826,517)
Eurodollar (09/14)	674	$674,000,000	(43,891)
U.S. Treasury 2-Year Notes (06/13)	59	11,800,000	(1,957)
U.S. Treasury 5-Year Notes (06/13)	800	80,000,000	(344,545)
U.S. Treasury 10-Year Notes (06/13)	2,047	204,700,000	(1,141,918)
U.S. Treasury 30-Year Bonds (06/13)	894	89,400,000	(1,230,038)

			(3,588,866)

Total Futures Contracts			($3,697,763)

(e)	Forward foreign currency contracts outstanding as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	17,750,000	USD	23,362,639	05/13	CIT	($603,117)
PHP	663,900,000	USD	16,348,190	05/13	CIT	(68,525)
USD	78,088,679	EUR	57,668,240	05/13	CIT	4,144,929
USD	27,890,757	EUR	20,612,000	05/13	MSC	1,461,503
USD	35,006,959	GBP	22,397,000	05/13	CIT	983,697
USD	12,218,088	JPY	1,083,500,000	04/13	JPM	706,227
USD	31,229,967	JPY	2,923,812,000	05/13	CIT	160,887

Total Forward Foreign Currency Contracts						$6,785,601

(f)	Purchased options outstanding as of March 31, 2013 were as follows:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - CME Euribor Midcurve 2-Year Futures (06/13)	$99.25	06/17/13	MER	900	$359,143	$605,675
Put - CME Eurodollar Midcurve 3-Year Futures (06/13)	98.38	06/14/13	ADV	488	184,586	36,600

					$543,729	$642,275

Total Purchased Options					$543,729	$642,275

(g)	Transactions in written options for the three-month period ended March 31, 2013 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, December 31, 2012	-	-	$-
Call Options Written	1,127	32,590,000	691,211
Put Options Written	715	-	220,976
Call Options Closed	(227)	-	(70,200)
Put Options Closed	(227)	-	(112,762)

Outstanding, March 31, 2013	1,388	32,590,000	$729,225

(h)	Premiums received and value of written options outstanding as of March 31, 2013 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC Japanese Yen versus U.S. Dollar	JPY 95.00	05/09/13	CIT	$32,590,000	$515,899	($381,492)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Call - Euribor Midcurve 2-Year Futures (06/13)	$99.50	06/17/13	MER	900	$105,112	($173,050)
Put - CME Eurodollar Midcurve 3-Year Futures (06/13)	98.13	06/14/13	ADV	488	108,214	(12,200)

					$213,326	($185,250)

Total Written Options					$729,225	($566,742)

(i)	Swap agreements outstanding as of March 31, 2013 were as follows:

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Depreciation
CDX.NA.HY.19	5.000%	12/20/17	BNP	$14,900,000	($628,959)	($29,800)	($599,159)
CMBX 1 2006-1	1.000%	10/12/52	CSF	3,780,370	44,415	146,489	(102,074)
CMBX 1 2006-1	1.000%	10/12/52	JPM	3,957,467	46,496	133,565	(87,069)
CMBX 1 2006-1	1.000%	10/12/52	MSC	3,269,857	38,417	126,707	(88,290)

					($499,631)	$376,961	($876,592)

Credit Default Swaps on Credit Indices – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation
CMBX 2 2006-2	0.700%	03/15/49	BOA	$2,359,279	($52,475)	($138,608)	$86,133
CMBX 2 2006-2	0.700%	03/15/49	CSF	2,727,010	(60,655)	(160,212)	99,557
CMBX 4 2007-2	3.500%	02/17/51	CSF	1,600,000	(46,914)	(130,000)	83,086

					($160,044)	($428,820)	$268,776

Total Credit Default Swaps					($659,675)	($51,859)	($607,816)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Interest from Fannie Mae	1-Month USD-LIBOR - 0.249 bp	BRC	01/12/41	$701,257	($3,585)	($129)	($3,456)

Total Swap Agreements					($663,260)	($51,988)	($611,272)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$7,991,800	$7,991,800	$-	$-
	Corporate Bonds & Notes	1,104,150,487	-	1,096,787,215	7,363,272
	Senior Loan Notes	61,397,418	-	60,382,090	1,015,328
	Mortgage-Backed Securities	1,146,435,716	-	1,127,134,207	19,301,509
	Asset-Backed Securities	113,750,182	-	113,034,238	715,944
	U.S. Government Agency Issues	96,481,413	-	96,481,413	-
	U.S. Treasury Obligations	663,526,909	-	663,526,909	-
	Foreign Government Bonds & Notes	114,172,799	-	114,172,799	-
	Municipal Bonds	18,503,211	-	18,503,211	-
	Short-Term Investments	131,238,369	-	131,238,369	-
	Derivatives:
	Credit Contracts
	Swaps	129,328	-	129,328	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	7,457,243	-	7,457,243	-
	Interest Rate Contracts
	Purchased Options	642,275	642,275	-	-

	Total Assets - Derivatives	8,228,846	642,275	7,586,571	-

	Total Assets	3,465,877,150	8,634,075	3,428,847,022	28,396,053

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(789,003)	-	(789,003)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(671,642)	-	(671,642)	-
	Written Options	(381,492)	-	(381,492)	-

	Total Foreign Currency Contracts	(1,053,134)	-	(1,053,134)	-
	Interest Rate Contracts
	Futures	(3,697,763)	(3,697,763)	-	-
	Written Options	(185,250)	(185,250)	-	-
	Swaps	(3,585)	-	(3,585)	-

	Total Interest Rate Contracts	(3,886,598)	(3,883,013)	(3,585)	-

	Total Liabilities - Derivatives	(5,728,735)	(3,883,013)	(1,845,722)	-

	Total Liabilities	(5,728,735)	(3,883,013)	(1,845,722)	-

	Total	$3,460,148,415	$4,751,062	$3,427,001,300	$28,396,053

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.8%

Consumer Discretionary - 0.8%

Euramax Holdings Inc ‘A’ * ¯	947	$213,165
Metro-Goldwyn-Mayer Studios Inc * ¯	178,408	7,381,488

		7,594,653

Total Common Stocks (Cost $4,342,094)		7,594,653

	Principal Amount

CORPORATE BONDS & NOTES - 5.3%

Consumer Discretionary - 1.3%

AMC Entertainment Inc 8.750% due 06/01/19	$500,000	551,250
AMC Networks Inc 4.750% due 12/15/22	60,000	60,000
ARAMARK Corp 5.750% due 03/15/20 ~	60,000	61,650
Brookfield Residential Properties Inc (Canada) 6.500% due 12/15/20 ~	100,000	107,500
Burlington Holdings LLC 9.000% due 02/15/18 ~	100,000	102,000
Cablevision Systems Corp 7.750% due 04/15/18	500,000	563,125
Caesars Entertainment Operating Co Inc 5.375% due 12/15/13	55,000	54,725
Caesars Operating Escrow LLC 9.000% due 02/15/20 ~	95,000	96,069
CCO Holdings LLC
5.250% due 09/30/22	250,000	246,875
7.875% due 04/30/18	1,000,000	1,066,250
Chrysler Group LLC 8.250% due 06/15/21	1,000,000	1,121,250
Claire’s Stores Inc
6.125% due 03/15/20 ~	75,000	77,250
8.875% due 03/15/19	30,000	31,800
9.000% due 03/15/19 ~	145,000	164,575
Clear Channel Communications Inc 11.250% due 03/01/21 ~	90,000	92,700
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22 ~	235,000	248,288
Education Management LLC 15.000% due 07/01/18 § ~	83,376	83,793
Ford Motor Co 7.450% due 07/16/31	500,000	635,616
L Brands Inc 5.625% due 02/15/22	195,000	207,675
Laureate Education Inc 9.250% due 09/01/19 ~	590,000	658,587
Levi Strauss & Co 6.875% due 05/01/22 ~	70,000	77,000
McGraw-Hill Global Education Holdings LLC 9.750% due 04/01/21 ~	185,000	184,075
MDC Partners Inc (Canada) 6.750% due 04/01/20 ~	60,000	60,900
Mead Products LLC 6.750% due 04/30/20 ~	130,000	139,425
MGM Resorts International
5.875% due 02/27/14	500,000	522,187
6.625% due 12/15/21	210,000	220,500
7.750% due 03/15/22	365,000	406,975
Michaels Stores Inc 7.750% due 11/01/18	65,000	71,338
National CineMedia LLC 6.000% due 04/15/22	60,000	64,650

	Principal Amount	Value
NCL Corp Ltd (Bermuda) 5.000% due 02/15/18 ~	$55,000	$56,306
New Academy Finance Co LLC 8.000% due 06/15/18 ~	250,000	260,000
Party City Holdings Inc 8.875% due 08/01/20 ~	160,000	176,400
Petco Animal Supplies Inc 9.250% due 12/01/18 ~	1,000,000	1,107,500
Radio Systems Corp 8.375% due 11/01/19 ~	80,000	84,800
Regal Entertainment Group
5.750% due 02/01/25	50,000	49,250
9.125% due 08/15/18	1,000,000	1,127,500
Sally Holdings LLC 5.750% due 06/01/22	230,000	241,213
ServiceMaster Co 7.000% due 08/15/20 ~	140,000	145,600
Starz LLC 5.000% due 09/15/19	85,000	87,975
Station Casinos LLC 7.500% due 03/01/21 ~	150,000	154,875
Studio City Finance Ltd (United Kingdom) 8.500% due 12/01/20 ~	305,000	336,262
Tempur-Pedic International Inc 6.875% due 12/15/20 ~	70,000	75,075
Unitymedia Hessen GmbH & Co KG (Germany) 5.500% due 01/15/23 ~	200,000	206,500
Viking Cruises Ltd (Bermuda) 8.500% due 10/15/22 ~	80,000	88,400
Virgin Media Finance PLC (United Kingdom) 4.875% due 02/15/22	200,000	203,500
VWR Funding Inc 7.250% due 09/15/17 ~	235,000	249,981
WMG Acquisition Corp 6.000% due 01/15/21 ~	65,000	68,413

		12,697,578

Consumer Staples - 0.2%

Constellation Brands Inc 6.000% due 05/01/22	70,000	76,825
Harbinger Group Inc 7.875% due 07/15/19 ~	60,000	63,600
Hawk Acquisition Sub Inc 4.250% due 10/15/20 ~	125,000	125,312
Innovation Ventures LLC 9.500% due 08/15/19 ~	70,000	59,325
Land O’ Lakes Inc 6.000% due 11/15/22 ~	60,000	64,200
Michael Foods Group Inc 9.750% due 07/15/18	500,000	558,750
Michael Foods Holding Inc 8.500% due 07/15/18 ~	90,000	93,150
Reynolds Group Issuer Inc
7.875% due 08/15/19	150,000	166,125
9.875% due 08/15/19	245,000	269,194
Smithfield Foods Inc 6.625% due 08/15/22	125,000	136,562
Spectrum Brands Escrow Corp
6.375% due 11/15/20 ~	65,000	69,956
6.625% due 11/15/22 ~	95,000	103,313
Spectrum Brands Inc 6.750% due 03/15/20	75,000	81,281
The Pantry Inc 8.375% due 08/01/20 ~	95,000	102,363
The Sun Products Corp 7.750% due 03/15/21 ~	110,000	111,375

		2,081,331

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Energy - 0.6%

Atlas Energy Holdings Operating Co LLC 7.750% due 01/15/21 ~	$85,000	$81,759
Berry Petroleum Co 6.375% due 09/15/22	1,000,000	1,067,500
Bristow Group Inc 6.250% due 10/15/22	100,000	108,375
Chesapeake Energy Corp
5.750% due 03/15/23	200,000	203,250
6.125% due 02/15/21	145,000	154,969
Concho Resources Inc 5.500% due 04/01/23	100,000	104,250
Continental Resources Inc 5.000% due 09/15/22	340,000	362,950
CVR Refining LLC 6.500% due 11/01/22 ~	160,000	164,400
EP Energy LLC
6.875% due 05/01/19	185,000	203,500
9.375% due 05/01/20	140,000	162,400
EPL Oil & Gas Inc 8.250% due 02/15/18 ~	95,000	101,175
Laredo Petroleum Inc
7.375% due 05/01/22	80,000	88,000
9.500% due 02/15/19	500,000	567,500
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	130,000	135,850
Newfield Exploration Co 5.625% due 07/01/24	160,000	165,600
Offshore Group Investment Ltd (Cayman) 7.125% due 04/01/23 ~	90,000	92,250
Oil States International Inc 6.500% due 06/01/19	785,000	843,875
Plains Exploration & Production Co 6.875% due 02/15/23	260,000	295,750
QEP Resources Inc 5.250% due 05/01/23	100,000	103,000
Rockies Express Pipeline LLC 6.000% due 01/15/19 ~	120,000	117,900
Sabine Pass Liquefaction LLC 5.625% due 02/01/21 ~	115,000	119,456
Sabine Pass LNG LP 6.500% due 11/01/20 ~	130,000	137,475
SandRidge Energy Inc 7.500% due 03/15/21	60,000	62,700
Seadrill Ltd (Bermuda) 5.625% due 09/15/17 ~	345,000	350,175
SM Energy Co 6.500% due 01/01/23	85,000	93,500
Tesoro Corp 5.375% due 10/01/22	130,000	136,175

		6,023,734

Financials - 0.4%

A-S Co-Issuer Subsidiary Inc 7.875% due 12/15/20 ~	85,000	87,763
Ally Financial Inc
4.625% due 06/26/15	110,000	115,153
8.000% due 12/31/18	1,000,000	1,201,250
CIT Group Inc
4.750% due 02/15/15 ~	475,000	498,750
5.000% due 08/15/22	25,000	26,837
5.250% due 03/15/18	30,000	32,550
E*TRADE Financial Corp
6.000% due 11/15/17	20,000	21,025
6.375% due 11/15/19	60,000	63,750
First Data Corp
6.750% due 11/01/20 ~	230,000	240,925
7.375% due 06/15/19 ~	140,000	149,625

	Principal Amount	Value
10.625% due 06/15/21 ~	$115,000	$116,869
11.250% due 01/15/21 ~	115,000	120,175
General Motors Financial Co Inc 4.750% due 08/15/17 ~	845,000	882,489
Hub International Ltd 8.125% due 10/15/18 ~	90,000	95,175
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	160,000	168,400
Nuveen Investments Inc 9.500% due 10/15/20 ~	165,000	173,250
Onex USI Acquisition Corp 7.750% due 01/15/21 ~	20,000	20,150
RHP Hotel Properties LP REIT 5.000% due 04/15/21 ~	85,000	85,425
TransUnion Holding Co Inc 9.625% due 06/15/18	170,000	185,725

		4,285,286

Health Care - 0.8%

Alere Inc 9.000% due 05/15/16	1,000,000	1,053,125
Biomet Inc 6.500% due 08/01/20 ~	145,000	154,425
CDRT Holding Corp 9.250% due 10/01/17 ~	100,000	104,250
CHS/Community Health Systems Inc
5.125% due 08/15/18	155,000	162,750
7.125% due 07/15/20	160,000	173,800
DaVita HealthCare Partners Inc 5.750% due 08/15/22	265,000	276,594
DJO Finance LLC 8.750% due 03/15/18	25,000	28,000
Endo Health Solutions Inc 7.000% due 07/15/19	485,000	520,769
HCA Holdings Inc 6.250% due 02/15/21	60,000	64,125
HCA Inc 7.500% due 02/15/22	835,000	962,337
Hologic Inc 6.250% due 08/01/20	305,000	325,969
IMS Health Inc 6.000% due 11/01/20 ~	100,000	104,500
INC Research LLC 11.500% due 07/15/19 ~	65,000	70,038
Jaguar Holding Co II 9.500% due 12/01/19 ~	1,000,000	1,152,500
Kinetic Concepts Inc 10.500% due 11/01/18	250,000	271,875
MultiPlan Inc 9.875% due 09/01/18 ~	1,000,000	1,116,250
Physio-Control International Inc 9.875% due 01/15/19 ~	100,000	113,250
United Surgical Partners International Inc 9.000% due 04/01/20	65,000	73,937
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	300,000	317,372
Warner Chilcott Co LLC 7.750% due 09/15/18	680,000	730,150

		7,776,016

Industrials - 0.6%

ADS Waste Holdings Inc 8.250% due 10/01/20 ~	65,000	70,362
Air Lease Corp 4.500% due 01/15/16	500,000	521,250
BC Mountain LLC 7.000% due 02/01/21 ~	100,000	106,250
Bombardier Inc (Canada)
4.250% due 01/15/16 ~	90,000	93,825
6.125% due 01/15/23 ~	60,000	62,550

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Ceridian Corp 11.000% due 03/15/21 ~	$30,000	$32,325
Clean Harbors Inc 5.125% due 06/01/21 ~	45,000	46,294
Covanta Holding Corp 6.375% due 10/01/22	95,000	103,907
FTI Consulting Inc 6.000% due 11/15/22 ~	70,000	74,375
GenCorp Inc 7.125% due 03/15/21 ~	90,000	95,400
General Cable Corp 5.750% due 10/01/22 ~	100,000	102,500
HD Supply Inc
7.500% due 07/15/20 ~	175,000	184,625
11.500% due 07/15/20	60,000	71,250
HDTFS Inc 6.250% due 10/15/22	65,000	70,850
Huntington Ingalls Industries Inc 7.125% due 03/15/21	680,000	742,900
Interline Brands Inc 10.000% due 11/15/18 ~	300,000	333,750
International Lease Finance Corp 8.750% due 03/15/17	1,000,000	1,181,250
Milacron LLC 7.750% due 02/15/21 ~	30,000	31,163
Navistar International Corp 8.250% due 11/01/21	120,000	122,850
Nortek Inc
8.500% due 04/15/21 ~	110,000	122,375
10.000% due 12/01/18	105,000	118,125
Rexel SA (France) 5.250% due 06/15/20 ~	500,000	508,750
RR Donnelley & Sons Co 7.875% due 03/15/21	60,000	62,850
The Manitowoc Co Inc 5.875% due 10/15/22	85,000	89,462
TransDigm Inc 7.750% due 12/15/18	770,000	848,925
United Rentals North America Inc
7.375% due 05/15/20	60,000	66,900
7.625% due 04/15/22	135,000	151,537
Watco Cos LLC 6.375% due 04/01/23 ~	50,000	51,688

		6,068,288

Information Technology - 0.2%

Alliance Data Systems Corp 6.375% due 04/01/20 ~	55,000	59,538
Equinix Inc 7.000% due 07/15/21	1,000,000	1,113,750
Infor U.S. Inc 9.375% due 04/01/19	165,000	187,894
Lender Processing Services Inc 5.750% due 04/15/23	95,000	99,512
NCR Corp 5.000% due 07/15/22 ~	80,000	80,600
NeuStar Inc 4.500% due 01/15/23 ~	200,000	192,000
Nuance Communications Inc 5.375% due 08/15/20 ~	100,000	101,750
SSI Investments II Ltd 11.125% due 06/01/18	100,000	111,500

		1,946,544

Materials - 0.4%

AK Steel Corp 8.750% due 12/01/18 ~	60,000	66,375
Alphabet Holding Co Inc 7.750% due 11/01/17 ~	160,000	167,200
ArcelorMittal (Luxembourg) 6.750% due 02/25/22	40,000	43,815

	Principal Amount	Value
Ashland Inc 3.000% due 03/15/16 ~	$265,000	$270,300
BOE Merger Corp 9.500% due 11/01/17 ~	30,000	32,438
Crown Americas LLC 4.500% due 01/15/23 ~	150,000	146,250
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	240,000	250,200
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	165,000	159,637
Inmet Mining Corp (Canada)
7.500% due 06/01/21 ~	60,000	65,100
8.750% due 06/01/20 ~	60,000	66,600
LyondellBasell Industries NV (Netherlands) 5.750% due 04/15/24	200,000	235,500
New Gold Inc (Canada)
6.250% due 11/15/22 ~	90,000	94,725
7.000% due 04/15/20 ~	45,000	48,600
PetroLogistics LP 6.250% due 04/01/20 ~	70,000	70,788
Rockwood Specialties Group Inc 4.625% due 10/15/20	165,000	169,744
Sealed Air Corp 8.375% due 09/15/21 ~	1,000,000	1,150,000
TPC Group Inc 8.750% due 12/15/20 ~	90,000	94,162
Tronox Finance LLC 6.375% due 08/15/20 ~	210,000	204,487

		3,335,921

Telecommunication Services - 0.6%

Avaya Inc
9.000% due 04/01/19 ~	90,000	94,050
10.500% due 03/01/21 ~	250,000	239,375
Crown Castle International Corp 5.250% due 01/15/23	130,000	132,762
Frontier Communications Corp 7.625% due 04/15/24	90,000	92,813
Hughes Satellite Systems Corp 6.500% due 06/15/19	1,000,000	1,102,500
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	105,000	115,762
Intelsat Luxembourg SA (Luxembourg)
7.750% due 06/01/21 ~	305,000	311,100
8.125% due 06/01/23 ~	240,000	244,800
11.500% due 02/04/17	250,000	265,625
MetroPCS Wireless Inc
6.250% due 04/01/21 ~	235,000	239,994
6.625% due 04/01/23 ~	355,000	363,431
SBA Communications Corp 5.625% due 10/01/19 ~	130,000	134,225
SBA Telecommunications Inc 5.750% due 07/15/20 ~	125,000	130,469
Sprint Capital Corp 8.750% due 03/15/32	15,000	17,963
Sprint Nextel Corp
6.000% due 11/15/22	200,000	206,500
7.000% due 08/15/20	180,000	198,900
9.000% due 11/15/18 ~	85,000	105,294
9.125% due 03/01/17	100,000	118,750
UPCB Finance VI Ltd (Cayman) 6.875% due 01/15/22 ~	250,000	273,125
Windstream Corp
6.375% due 08/01/23 ~	160,000	159,600
7.750% due 10/01/21	1,000,000	1,093,750

		5,640,788

Utilities - 0.2%

AmeriGas Finance LLC
6.750% due 05/20/20	55,000	60,088
7.000% due 05/20/22	215,000	234,887

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Edison Mission Energy 7.500% due 06/15/13 Y	$250,000	$133,750
NRG Energy Inc 8.250% due 09/01/20	1,000,000	1,133,750
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% due 07/15/17 ~	200,000	208,750

		1,771,225

Total Corporate Bonds & Notes (Cost $47,898,178)		51,626,711

SENIOR LOAN NOTES - 94.6%

Consumer Discretionary - 30.0%

99 Cents Only Stores 5.250% due 01/11/19 §	641,891	651,319
Acosta Inc Term D 5.000% due 03/02/18 §	2,363,151	2,395,644
Advantage Sales & Marketing Inc (1st Lien) 4.250% due 12/18/17 §	2,370,559	2,407,106
Affinion Group Inc Term B 6.500% due 07/16/15 §	3,484,495	3,412,627
Affinity Gaming LLC Term B 5.500% due 11/09/17 §	495,000	502,734
Alliance Laundry Systems LLC 4.500% due 12/07/18 §	397,975	400,711
Allied Security Holdings LLC (1st Lien) 5.250% due 02/03/17 §	710,511	716,728
Allison Transmission Inc
Term B2
3.210% due 08/07/17 §	1,264,173	1,270,230
Term B3
4.250% due 08/23/19 §	2,803,848	2,842,751
Altegrity Inc
3.204% due 02/21/15 §	2,143,922	2,103,723
Tranche D
7.750% due 02/20/15 §	860,027	865,939
AMC Entertainment Inc
Term B2 (Extended)
4.250% due 12/15/16 §	1,937,337	1,955,984
Term B3
4.750% due 02/22/18 §	1,234,375	1,245,015
Ameristar Casinos Inc Term B 4.000% due 04/16/18 §	1,298,500	1,310,876
ARAMARK Corp
(Extended) (LC-3 Facility)
3.400% due 07/26/16 §	169,638	170,995
(Extended) (Letter of Credit)
3.709% due 07/26/16 §	307,355	309,698
Term B (Extended)
3.704% due 07/26/16 §	4,673,529	4,709,165
Term C (Extended)
3.756% due 07/26/16 §	2,105,790	2,122,625
Ascend Learning Inc Term B 7.000% due 05/23/17 §	2,257,849	2,255,734
Asurion LLC Term B1 4.500% due 05/24/19 §	10,024,875	10,117,816
Audio Visual Services Group Inc 6.750% due 11/09/18 §	1,243,750	1,253,078
Autoparts Holdings Ltd (1st Lien) 6.500% due 07/28/17 §	506,354	513,738
BAR/BRI Review Courses Inc Term B 6.000% due 06/16/17 §	827,688	829,757
Bass Pro Group LLC 4.042% due 11/20/19 §	1,645,875	1,665,077
BBHI Acquisition LLC Term B 4.500% due 12/14/17 §	1,514,091	1,525,258
Brickman Group Holdings Inc Term B 5.500% due 10/14/16 §	2,417,867	2,466,224

	Principal Amount	Value
Burger King Corp Term B 3.750% due 09/27/19 §	$3,134,250	$3,180,925
Caesars Entertainment Operating Co Term B6 (Extended) 5.454% due 01/26/18 §	3,092,036	2,872,502
Cedar Fair LP Term B 3.250% due 03/06/20 §	1,200,000	1,216,876
Cengage Learning Acquisitions Inc 2.710% due 07/03/14 §	3,274,478	2,535,674
Centerplate Inc Term B 5.750% due 10/15/18 §	399,000	403,239
Cequel Communications LLC Term B 4.000% due 02/14/19 §	6,608,250	6,678,978
Charter Communications Operating LLC
Term C (Extended)
3.460% due 09/06/16 §	1,768,033	1,778,464
Term D
4.000% due 05/15/19 §	2,920,500	2,956,276
Chrysler Group LLC Term B 6.000% due 05/24/17 §	7,471,925	7,628,701
Clear Channel Communications Inc Term B 3.854% due 01/29/16 §	1,476,399	1,312,150
ClubCorp Club Operations Inc Term B 5.000% due 11/30/16 §	2,192,647	2,232,389
Crown Media Holdings Inc Term B 6.750% due 07/14/18 §	552,857	559,768
Cumulus Media Holdings Inc (1st Lien) 4.500% due 09/17/18 §	5,353,062	5,428,674
Dave & Buster’s Inc 5.500% due 06/01/16 §	1,945,000	1,949,862
David’s Bridal Inc Term B 5.000% due 10/11/19 §	748,125	758,758
DineEquity Inc Term B2 3.750% due 10/19/17 §	1,300,728	1,320,646
Dunkin Brands Inc Term B3 3.750% due 02/14/20 §	5,713,285	5,788,272
Education Management LLC Term C3 8.250% due 03/29/18 §	2,621,302	2,275,618
Entercom Radio LLC Term B 5.012% due 11/23/18 §	663,443	677,541
Equinox Holdings Inc (1st Lien) 5.500% due 01/31/20 §	1,400,000	1,425,375
Evergreen Acquisition Co 1 LP 5.000% due 07/09/19 §	769,197	781,697
Federal-Mogul Corp
Term B
2.138% due 12/29/14 §	5,542,828	5,195,631
Term C
2.138% due 12/28/15 §	2,922,443	2,739,384
FoxCo Acquisition Sub LLC Term B 5.500% due 07/14/17 §	1,592,002	1,623,179
FTD Inc 4.750% due 06/11/18 §	1,554,985	1,570,535
General Nutrition Centers Inc 3.750% due 03/02/18 §	8,251,233	8,333,745
Genpact International Inc Term B 4.250% due 08/30/19 §	1,865,625	1,895,163
Getty Images Inc Term B 4.750% due 10/18/19 §	5,461,313	5,550,545
Go Daddy Operating Co LLC Term B2 4.250% due 12/17/18 §	2,145,180	2,160,375
Gray Television Inc Term B 4.750% due 10/15/19 §	530,180	538,796
Harbor Freight Tools USA Inc Term B 5.500% due 11/14/17 §	1,169,125	1,185,200
HHI Holdings Inc 5.000% due 10/05/18 §	2,275,003	2,300,597

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Instant Web Inc
(Delayed Draw)
3.579% due 08/07/14 §	$206,373	$150,652
Term B
3.579% due 08/07/14 §	1,979,723	1,445,197
Interactive Data Corp Term B 3.750% due 02/11/18 §	3,726,951	3,774,704
Internet Brands Inc 6.250% due 03/15/19 §	1,075,000	1,079,031
ION Media Networks Inc Term B 7.250% due 07/31/18 §	972,563	979,857
Isle of Capri Casinos Inc Term B 4.853% due 03/24/17 §	350,700	353,330
J Crew Group Inc Term B1 4.000% due 03/07/18 §	4,151,063	4,203,989
Jo-Ann Stores Inc 4.000% due 03/16/18 §	3,655,226	3,689,037
Kabel Deutschland GmbH Term F1 (Germany) 3.250% due 02/01/19 §	1,400,000	1,408,875
Landry’s Inc 4.750% due 04/24/18 §	3,030,348	3,058,127
Language Line LLC Term B 6.250% due 06/20/16 §	2,589,990	2,578,120
Las Vegas Sands LLC
(Extended) (Delayed Draw)
2.710% due 11/23/16 §	340,249	341,586
Term B (Extended)
2.710% due 11/23/16 §	1,677,267	1,683,857
Laureate Education Inc (Extended) 5.250% due 06/18/18 §	4,625,663	4,679,589
LIN Television Corp Term B 4.000% due 12/21/18 §	765,316	775,839
Live Nation Entertainment Inc Term B 4.500% due 11/07/16 §	2,050,760	2,069,541
LodgeNet Entertainment Corp 8.500% due 04/04/14 § Y	607,953	473,443
McGraw-Hill Global Education Holdings LLC 9.000% due 03/22/19 §	925,000	897,250
Mediacom Broadband LLC Term F 4.500% due 10/23/17 §	3,890,000	3,930,522
Mediacom LLC Term E 4.500% due 10/23/17 §	5,837,437	5,890,949
Meritas LLC (1st Lien) 7.500% due 07/28/17 §	850,386	850,386
MGM Resorts International Term B 4.250% due 12/20/19 §	2,892,750	2,944,924
Michaels Stores Inc 3.750% due 01/28/20 §	2,975,000	3,010,935
Midcontinent Communications Term B 4.000% due 12/30/16 §	1,923,810	1,945,453
Mission Broadcasting Inc Term B 4.500% due 12/03/19 §	482,857	491,911
National CineMedia LLC Term B (1st Lien) 3.460% due 11/23/19 §	600,000	605,750
National Vision Inc Term B 7.000% due 08/02/18 §	913,438	924,855
Nelson Education Ltd (Canada) 2.784% due 07/03/14 §	2,294,056	1,823,774
Nexstar Broadcasting Inc 4.500% due 12/03/19 §	1,142,143	1,163,558
Nine Entertainment Group Ltd Term B (Australia) 3.500% due 01/17/20 §	850,000	853,586
NPC International Inc Term B 4.500% due 12/28/18 §	834,417	848,497
Ollie’s Bargain Outlet Inc 5.432% due 09/27/19 §	548,625	554,111
OSI Restaurant Partners LLC Term B 4.750% due 10/24/19 §	2,973,750	3,019,584

	Principal Amount	Value
P.F. Chang’s China Bistro Inc Term B 5.250% due 07/02/19 §	$472,625	$479,124
Party City Holdings Inc Term B 4.250% due 07/29/19 §	1,596,000	1,609,965
Penn National Gaming Inc Term B 3.750% due 07/16/18 §	397,985	401,797
Petco Animal Supplies Inc 4.000% due 11/24/17 §	3,069,498	3,112,253
Pilot Travel Centers LLC
Term B
3.750% due 03/30/18 §	2,271,303	2,297,127
Term B2
4.250% due 08/07/19 §	771,125	780,644
Pinnacle Entertainment Inc Series A 4.000% due 03/19/19 §	717,750	724,030
Raycom TV Broadcasting Inc Term B 4.250% due 05/31/17 §	1,105,313	1,121,892
RE/MAX International Inc 5.500% due 04/15/16 §	1,689,815	1,708,826
RGIS Services LLC
(Extended)
4.534% due 10/18/16 §	2,052,415	2,075,453
Term C
5.500% due 10/18/17 §	1,608,750	1,633,887
Sabre Inc Term B 5.253% due 02/19/19 §	1,375,000	1,394,759
Sagittarius Restaurants LLC
due 09/28/18 µ	675,000	668,250
Term B
7.750% due 05/18/15 §	808,438	816,522
SeaWorld Parks & Entertainment Inc Term B 4.000% due 08/17/17 §	1,665,599	1,681,512
Serta Simmons Holdings LLC 5.000% due 10/01/19 §	1,850,000	1,878,135
ServiceMaster Co
4.250% due 04/01/17 §	1,670,813	1,688,565
(Extended)
4.460% due 01/31/17 §	4,840,619	4,895,831
Sinclair Television Group Inc Term B 5.250% due 10/28/16 §	958,670	962,858
Six Flags Theme Parks Inc Term B 4.000% due 12/20/18 §	1,536,239	1,559,763
SRAM LLC Term B 4.750% due 06/07/18 §	1,407,102	1,410,620
SurveyMonkey.com LLC Term B 5.500% due 02/05/19 §	650,000	661,375
SymphonyIRI Group Inc Term B 4.500% due 12/01/17 §	1,056,190	1,069,393
Tempur-Pedic International Inc Term B 5.000% due 12/12/19 §	2,094,750	2,126,733
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	8,250,000	8,353,059
The Neiman Marcus Group Inc (Extended) 4.000% due 05/16/18 §	6,450,000	6,480,637
The Pep Boys-Manny Moe & Jack Term B 5.000% due 10/11/18 §	523,688	532,839
Town Sports International Inc Term B 5.750% due 05/11/18 §	1,108,220	1,123,920
Travelport LLC
(Extended)
5.056% due 08/21/15 §	2,214,681	2,207,760
Tranche S
5.034% due 08/21/15 §	528,826	527,174
Tribune Co 4.000% due 12/31/19 §	1,920,188	1,940,830
Univision Communications Inc (Extended) 4.750% due 03/02/20 §	6,333,260	6,378,384
Veyance Technologies Inc (1st Lien) 5.250% due 09/15/17 §	3,300,000	3,317,876

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Virgin Media Investment Holdings Ltd Term B due 02/17/20 µ	$4,700,000	$4,682,375
Visant Holding Corp Term B 5.250% due 12/22/16 §	2,563,205	2,492,183
VWR Funding Inc
(Extended)
4.204% due 04/03/17 §	1,022,438	1,035,218
Term B (Extended)
4.454% due 04/03/17 §	2,454,720	2,486,938
WASH Multifamily Laundry Systems LLC 5.250% due 02/15/19 §	375,000	380,625
Weather Channel Term B 3.500% due 02/13/17 §	7,923,506	8,044,007
Weight Watchers International Inc Term F 4.000% due 03/15/19 §	1,687,250	1,698,534
Wendy’s International Inc Term B 4.750% due 05/15/19 §	2,363,125	2,391,811
WMG Acquisition Corp 5.250% due 11/01/18 §	617,188	628,760
Wolverine World Wide Inc Term B 4.003% due 07/31/19 §	534,263	540,942
Zuffa LLC Term B 5.750% due 02/25/20 §	3,241,875	3,290,503

		294,670,595

Consumer Staples - 7.7%

AdvancePierre Foods Inc 5.750% due 07/10/17 §	1,446,375	1,469,879
Albertson’s LLC 5.750% due 03/21/16 §	800,000	814,643
Blue Buffalo Co Ltd Term B2 4.750% due 08/08/19 §	1,517,385	1,535,878
Brasa Holdings Inc (1st Lien) 7.500% due 07/19/19 §	522,375	524,987
Clearwater Seafoods Ltd Partnership Term B (Canada) 7.750% due 06/06/18 §	471,373	476,087
Del Monte Foods Co 4.000% due 03/08/18 §	9,252,806	9,294,212
Dole Food Co Inc Term B2 6.000% due 07/06/18 §	1,255,144	1,260,537
High Liner Foods Inc Term B (Canada) 5.750% due 12/31/17 §	791,246	793,224
HJ Heinz Co Term B2 due 03/27/20 µ	11,625,000	11,739,797
JBS USA Holdings Inc 3.750% due 05/25/18 §	5,750,307	5,800,622
KIK Custom Products Inc
(1st Lien)
2.460% due 06/02/14 §	3,559,756	3,452,963
(2nd Lien)
5.204% due 11/28/14 §	2,500,000	2,195,832
(Canadian)
2.460% due 06/02/14 §	612,121	593,757
Michael Foods Group Inc 4.250% due 02/23/18 §	771,376	784,393
NBTY Inc Term B2
due 10/01/17 µ	5,800,000	5,879,025
3.500% due 10/01/17 §	354,052	358,876
Pinnacle Foods Finance LLC
Term E
4.750% due 10/17/18 §	371,250	375,161
Term F
4.750% due 10/17/18 §	1,240,625	1,255,025
Prestige Brands Inc 3.750% due 01/31/19 §	438,258	445,270
Reynolds Group Holdings Inc 4.750% due 09/28/18 §	6,044,625	6,139,610

	Principal Amount	Value
Rite Aid Corp
(2nd Lien)
5.750% due 08/21/20 §	$525,000	$531,180
Term 6
4.000% due 02/21/20 §	2,700,000	2,731,782
Solvest Ltd Term C2 (Bermuda) 6.000% due 07/06/18 §	2,246,050	2,255,702
Spectrum Brands Inc 4.500% due 12/17/19 §	3,815,438	3,868,297
Sprouts Farmers Markets Holdings LLC 6.000% due 04/18/18 §	744,375	749,958
SUPERVALU Inc Term B 6.250% due 03/21/19 §	2,625,000	2,674,452
The Pantry Inc Term B 5.750% due 08/02/19 §	497,500	506,194
The Sun Products Corp 6.500% due 03/18/20 §	2,425,000	2,453,797
US Foods Inc Term B (Extended) 5.750% due 03/31/17 §	3,537,695	3,591,301
Wilton Brands LLC 7.500% due 08/30/18 §	731,250	744,047

		75,296,488

Energy - 4.2%

Arch Coal Inc Term B 5.750% due 05/16/18 §	3,376,061	3,436,830
Citgo Petroleum Corp
Term B
8.000% due 06/24/15 §	225,580	228,212
Term C
9.000% due 06/23/17 §	4,638,339	4,742,702
Crestwood Holdings LLC Term B 9.750% due 03/26/18 §	1,362,674	1,389,928
Energy Transfer Equity LP Term B 3.750% due 03/24/17 §	3,375,000	3,397,501
Frac Tech International LLC Term B 8.500% due 05/06/16 §	1,749,312	1,666,949
Gibson Energy ULC Term B (Canada) 4.750% due 06/15/18 §	2,673,000	2,713,095
MEG Energy Corp (Canada) 3.750% due 03/31/20 §	8,533,717	8,642,163
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	3,442,558	3,476,984
Patriot Coal Corp 9.250% due 10/04/13 §	950,000	958,313
Plains Exploration & Production Co 4.000% due 11/30/19 §	2,225,000	2,233,344
Ruby Western Pipeline Holdings Term B due 03/27/20 µ	525,000	532,219
Samson Investment Co (2nd Lien) 6.000% due 09/25/18 §	950,000	963,775
Sheridan Production Partners I LLC
Term B2
5.000% due 09/14/19 §	2,295,943	2,334,209
Term B2 I-A
5.000% due 09/25/19 §	304,231	309,302
Term B2 I-M
5.000% due 09/25/19 §	185,826	188,923
Tallgrass Operations LLC 5.250% due 11/13/18 §	2,468,813	2,514,073
Tervita Corp (Canada) 6.250% due 05/01/18 §	1,925,000	1,950,566

		41,679,088

Financials - 5.6%

Alliant Holdings I Inc Term B 5.000% due 12/20/19 §	2,269,313	2,296,971
Altisource Solutions SARL (1st Lien) (Luxembourg) 5.750% due 11/27/19 §	922,688	939,988
American Capital Holdings Inc 5.500% due 08/22/16 §	950,000	966,625

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
AmWINS Group Inc 5.000% due 09/06/19 §	$1,097,250	$1,111,423
Asset Acceptance Capital Corp Term B 8.750% due 11/14/17 §	1,617,188	1,633,359
Citco Funding LLC 4.250% due 05/23/18 §	2,586,183	2,592,649
Clipper Acquisitions Corp Term B 4.000% due 02/06/20 §	623,438	629,672
CNO Financial Group Inc Term B2 5.000% due 09/20/18 §	1,146,919	1,166,273
Compass Investors Inc 5.250% due 12/27/19 §	2,394,000	2,418,938
Cunningham Lindsey U.S. Inc (1st Lien) (Canada) 5.000% due 12/10/19 §	748,125	763,088
First Data Corp
5.204% due 09/24/18 §	1,425,000	1,438,211
Term B (Extended)
4.204% due 03/23/18 §	1,634,332	1,632,085
Hamilton Lane Advisors LLC 5.250% due 02/23/18 §	902,500	909,269
Harbourvest Partners LLC Term B 4.750% due 11/21/17 §	1,032,768	1,040,514
HUB International Ltd (Extended)
4.704% due 06/13/17 §	5,657,130	5,715,115
6.750% due 12/13/17 §	3,861,000	3,908,571
iPayment Inc Term B 5.750% due 05/08/17 §	665,426	669,568
LPL Holdings Inc
Term A
2.704% due 03/29/17 §	973,750	976,915
Term B
4.000% due 03/29/19 §	3,192,750	3,224,677
MIP Delaware LLC Term B
due 03/31/20 µ	375,000	378,281
4.000% due 03/31/20 §	822,131	829,325
Nuveen Investments Inc 5.204% due 05/13/17 §	9,175,000	9,352,766
Ocwen Financial Corp 5.000% due 02/15/18 §	1,425,000	1,449,937
Shield Finance Co SARL Term B (Luxembourg) 6.500% due 05/10/19 §	1,141,375	1,150,649
Trans Union LLC 4.250% due 02/10/19 §	5,816,842	5,896,824
Walter Investment Management Corp 5.750% due 11/28/17 §	1,449,850	1,477,759

		54,569,452

Health Care - 15.1%

Alere Inc
Term B
4.250% due 06/30/17 §	3,078,125	3,107,623
Term B1
4.250% due 06/30/17 §	740,625	747,722
Term B2
4.250% due 06/30/17 §	594,000	599,755
Alkermes Inc 3.500% due 09/18/19 §	423,935	426,231
Alliance Healthcare Services Inc Term B 7.250% due 06/01/16 §	1,393,516	1,407,452
Aptalis Pharma Inc Term B 5.500% due 02/10/17 §	1,735,062	1,752,413
Ardent Medical Services Inc 6.750% due 07/02/18 §	1,820,438	1,854,571
ATI Holdings Inc 5.750% due 12/20/19 §	498,750	507,166
Bausch & Lomb Inc Term B 5.250% due 05/17/19 §	3,473,750	3,511,266
Biomet Inc Term B (Extended) 3.974% due 07/25/17 §	7,698,150	7,786,533

	Principal Amount	Value
BSN Medical Acquisition Holding GmbH Term B-1A (Germany) 5.000% due 08/28/19 §	$675,000	$682,875
Catalent Pharma Solutions Inc Term B2 4.250% due 09/15/17 §	790,035	796,454
CHG Buyer Corp (1st Lien) 5.000% due 11/22/19 §	764,905	775,900
Community Health Systems Inc (Extended) 3.787% due 01/25/17 §	10,523,777	10,650,388
Convatec Inc 5.000% due 12/22/16 §	1,397,003	1,421,887
DaVita Inc
Term B
4.500% due 10/20/16 §	3,787,813	3,835,160
Term B2
4.000% due 11/01/19 §	3,615,938	3,658,031
DJO Finance LLC Term B3 4.750% due 09/15/17 §	3,803,901	3,872,847
Drumm Investors LLC 5.000% due 05/04/18 §	984,566	954,414
Emdeon Inc Term B1 5.000% due 11/02/18 §	1,014,750	1,029,655
Emergency Medical Services Corp 4.000% due 05/25/18 §	2,844,885	2,861,954
Grifols Inc Term B 4.250% due 06/01/17 §	3,798,543	3,842,970
Hanger Orthopedic Group Inc Term C 4.000% due 12/01/16 §	1,830,882	1,849,190
HCA Inc
Term B2 (Extended)
3.534% due 03/31/17 §	3,000,000	3,029,985
Term B3 (Extended)
3.454% due 05/01/18 §	10,397,103	10,496,697
Health Management Associates Inc Term B 3.500% due 11/16/18 §	2,382,190	2,404,940
Hologic Inc Term B 4.500% due 08/01/19 §	2,189,000	2,222,063
IASIS Healthcare LLC Term B2 4.500% due 05/03/18 §	2,082,593	2,114,484
IMS Health Inc Term B1 3.750% due 08/25/17 §	6,332,397	6,408,912
inVentiv Health Inc
7.500% due 08/04/16 §	2,314,486	2,297,127
Term B3
7.750% due 05/15/18 §	893,186	887,604
Kindred Healthcare Inc 5.250% due 06/01/18 §	1,641,042	1,658,479
Kinetic Concepts Inc Term C1 5.500% due 05/04/18 §	5,851,049	5,964,413
LHP Hospital Group Inc 9.000% due 07/03/18 §	646,750	663,727
MedAssets Inc Term B 4.000% due 12/13/19 §	663,250	669,882
Medpace Inc 6.500% due 06/16/17 §	1,037,615	1,040,209
MMM Holdings Inc 9.750% due 10/09/17 §	810,526	816,605
MSO of Puerto Rico Inc 9.750% due 10/26/17 §	589,474	593,158
Multiplan Inc Term B 4.000% due 08/18/17 §	5,043,402	5,107,075
MX USA Inc Term B 6.500% due 04/28/17 §	717,750	721,339
One Call Medical Inc 5.500% due 08/16/19 §	1,047,375	1,056,540
Onex CareStream Finance LP Term B 5.000% due 02/25/17 §	1,885,279	1,896,388
Par Pharmaceutical Cos Inc Term B 4.250% due 09/30/19 §	1,343,258	1,359,904
Pharmaceutical Product Development Inc Term B 4.250% due 12/05/18 §	2,518,688	2,554,108

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Physiotherapy Associates Holdings Inc (1st Lien) 6.003% due 04/30/18 §	$373,125	$376,157
Quintiles Transnational Corp
Term B
4.500% due 06/08/18 §	5,332,098	5,414,303
Term B1
4.500% due 06/08/18 §	466,343	472,452
RadNet Management Inc Term B 5.500% due 09/30/18 §	1,691,500	1,713,701
RPI Finance Trust Tranche 2
3.500% due 05/09/18 §	2,503,249	2,532,454
4.000% due 11/09/18 §	1,037,969	1,050,079
Sage Products Inc Term B 4.250% due 12/13/19 §	675,000	681,961
Select Medical Corp Term B 6.000% due 06/01/18 §	3,733,500	3,770,813
Sheridan Holdings Inc 4.500% due 06/29/18 §	744,758	752,361
The TriZetto Group Inc Term B 4.750% due 05/02/18 §	825,201	832,164
Truven Health Analytics Inc Term B 5.750% due 06/01/19 §	1,915,351	1,948,870
Universal Health Services Inc Term B 3.750% due 11/15/16 §	1,316,980	1,330,699
Valeant Pharmaceuticals International Inc (Canada)
Term C1
3.500% due 12/11/19 §	2,294,250	2,316,894
Term D1
3.500% due 02/13/19 §	2,210,709	2,233,358
Vanguard Health Holding Co II LLC Term B 3.750% due 01/29/16 §	5,394,692	5,468,869
Warner Chilcott Co LLC
Term A
3.750% due 03/17/16 §	302,000	305,586
Term B2
4.250% due 03/15/18 §	681,974	692,203
Warner Chilcott Corp Term B1
4.250% due 03/15/18 §	2,762,363	2,803,799
WC Luxco SARL Term B3 (Luxembourg) 4.250% due 03/15/18 §	1,516,591	1,539,340

		148,132,159

Industrials - 10.5%

ADS Waste Holdings Inc Term B 4.250% due 10/09/19 §	2,244,375	2,272,149
Ameriforge Group Inc (1st Lien) 6.000% due 12/19/19 §	623,438	632,399
Apex Tool Group LLC Term B 4.500% due 01/28/20 §	825,000	837,891
Armstrong World Industries Inc Term B 3.500% due 03/16/20 §	725,000	731,344
BakerCorp International Inc 4.250% due 02/14/20 §	2,050,000	2,063,667
Bombardier Recreational Products Inc Term B (Canada) 5.000% due 01/22/19 §	4,925,000	4,979,894
Brand Energy & Infrastructure Services Inc
Term 1 (Canadian)
6.250% due 10/23/18 §	178,137	178,879
Term B1
6.250% due 10/16/18 §	742,238	745,331
Brock Holdings III Inc Term B 6.011% due 03/16/17 §	1,378,980	1,397,941
Colfax Corp Term B 3.250% due 01/11/19 §	1,995,000	2,010,274
Covanta Energy Corp Term B 4.000% due 03/28/19 §	519,750	524,948
CPM Acquisition Corp (1st Lien) 6.250% due 08/29/17 §	572,125	577,489

	Principal Amount	Value
DAE Aviation Holdings Inc
Term B
6.250% due 10/29/18 §	$753,096	$761,098
Term B2
6.250% due 11/02/18 §	341,404	345,031
Delos Aircraft Inc Term 2 4.750% due 04/12/16 §	1,625,000	1,637,188
Delta 2 SARL Term B2 (Extended) (Luxembourg) 6.000% due 04/30/19 §	2,376,060	2,410,004
Ducommun Inc 5.500% due 06/28/17 §	571,513	577,228
DynCorp International LLC Term B 6.250% due 07/07/16 §	688,994	694,592
Edwards Ltd (Extended) (Cayman) due 05/31/16 µ	1,525,000	1,527,859
Evergreen International Aviation Inc 0.000% due 06/30/15 § Y	1,080,869	1,071,411
Flying Fortress Inc (1st Lien) 5.000% due 06/30/17 §	4,300,000	4,326,875
Generac Power Systems Inc Term B 6.250% due 05/30/18 §	1,631,000	1,673,814
Grede LLC Term B 7.000% due 04/03/17 §	1,258,000	1,267,435
Hawker Beechcraft Acquisition Co LLC 5.750% due 02/14/20 §	925,000	930,781
Husky Injection Molding Systems Ltd Term B (Canada) 4.250% due 06/29/18 §	891,204	903,146
IG Investment Holdings LLC (1st Lien) 6.000% due 10/31/19 §	897,750	904,483
Jason Inc 5.000% due 02/28/19 §	600,000	603,000
JFB Firth Rixson Inc 4.250% due 06/30/17 §	372,813	377,473
JMC Steel Group Inc 4.750% due 04/03/17 §	857,517	866,617
KAR Auction Services Inc Term B 3.750% due 05/19/17 §	3,610,825	3,653,704
Merrill Communications LLC (1st Lien) 7.250% due 03/08/18 §	800,000	804,000
Metaldyne Co LLC Term B 5.000% due 12/18/18 §	1,496,250	1,522,434
Milacron LLC due 03/28/20 µ	450,000	455,063
Monitronics International Inc Term B 4.250% due 03/23/18 §	1,089,006	1,105,341
Nielsen Finance LLC Term E 2.952% due 05/02/16 §	9,104,186	9,205,662
Pelican Products Inc (1st Lien) (Delayed Draw) 7.000% due 07/11/18 §	620,313	621,863
Progressive Waste Solutions Ltd Term B (Canada) 3.500% due 10/24/19 §	598,500	607,665
Rexnord LLC Term B 4.500% due 04/02/18 §	4,172,346	4,222,744
Schaeffler AG Term C due 01/27/17 µ	875,000	885,938
Sedgwick CMS Holdings Inc Term B2 4.000% due 12/30/16 §	1,483,796	1,506,053
Sensata Technologies Finance Co LLC 3.750% due 05/11/18 §	4,445,813	4,500,589
Sequa Corp Term B 5.250% due 06/19/17 §	1,770,563	1,800,809
Silver II U.S. Holdings LLC 4.000% due 12/05/19 §	2,269,313	2,287,344
SumTotal Systems LLC (1st Lien) 6.250% due 11/16/18 §	1,496,250	1,518,694
Swift Transportation Co Inc Term B2 4.000% due 12/21/17 §	1,566,395	1,590,870
Tank Holding Corp 4.250% due 07/09/19 §	1,122,789	1,126,999

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
TASC Inc Term B 4.500% due 12/18/15 §	$1,814,405	$1,821,777
Terex Corp Term B 4.500% due 04/28/17 §	911,171	925,067
The Corporate Executive Board Co Term B 5.000% due 07/02/19 §	598,500	604,485
The Hertz Corp Term B
3.750% due 03/09/18 §	4,434,500	4,469,147
3.750% due 03/11/18 §	2,069,813	2,101,290
The Manitowoc Co Inc Term B 4.250% due 11/13/17 §	165,016	167,182
Tomkins LLC Term B2 3.750% due 09/29/16 §	1,912,096	1,935,997
TransDigm Inc Term C 3.750% due 02/28/20 §	6,209,438	6,303,225
TriMas Corp Term B 3.750% due 10/10/19 §	945,250	953,521
U.S. Security Holdings Inc
6.000% due 07/28/17 §	783,226	791,547
(Delayed Draw)
6.000% due 07/28/17 §	153,301	154,930
Waupaca Foundry Inc 5.752% due 06/29/17 §	1,314,725	1,334,446
West Corp Term B8 4.250% due 06/29/18 §	5,144,669	5,234,701
WireCo WorldGroup Inc 6.000% due 02/15/17 §	746,250	757,444

		102,800,772

Information Technology - 8.5%

Aeroflex Inc Term B 5.750% due 05/09/18 §	731,832	746,163
Applied Systems Inc (1st Lien) 5.500% due 12/08/16 §	1,743,765	1,756,843
Arris Group Inc Term B due 02/07/20 µ	1,225,000	1,228,828
Aspect Software Inc Term B 7.000% due 05/06/16 §	3,723,465	3,774,663
Attachmate Corp (1st Lien) 7.272% due 11/22/17 §	3,421,094	3,461,719
Booz Allen Hamilton Inc Term B 4.500% due 07/31/19 §	945,250	959,901
CCC Information Services Inc 5.250% due 12/20/19 §	349,125	355,235
Cinedigm Digital Funding I LLC 3.750% due 02/28/18 §	856,132	859,877
ClientLogic Corp (Extended) 7.055% due 01/30/17 §	2,102,207	2,073,302
CommScope Inc 3.750% due 01/12/18 §	3,895,500	3,939,278
CompuCom Systems Inc 6.500% due 10/04/18 §	897,750	909,720
Dealer Computer Services Inc Term B 3.750% due 04/20/18 §	2,750,446	2,773,635
DG FastChannel Inc Term B 7.250% due 07/26/18 §	2,627,520	2,602,887
Eagle Parent Inc 4.500% due 05/16/18 §	3,291,501	3,336,759
EIG Investors Corp (1st Lien) 6.250% due 11/08/19 §	2,319,188	2,339,480
Expert Global Solutions Inc Term B 8.500% due 04/03/18 §	2,491,440	2,516,354
Frescale Semiconductor Inc Term B4 5.000% due 03/02/20 §	3,350,000	3,376,174
Hyland Software Inc (1st Lien) 5.500% due 10/25/19 §	399,000	402,491
IAP Worldwide Services Inc 10.000% due 12/31/15 §	3,625,184	2,718,888
Infor U.S. Inc Term B2 5.250% due 04/05/18 §	6,476,144	6,596,225

	Principal Amount	Value
Kronos Inc 4.500% due 10/30/19 §	$1,820,438	$1,843,763
Magic Newco LLC (1st Lien) 7.250% due 12/12/18 §	1,666,625	1,696,833
Mercury Payment Systems Canada LLC Term B 5.500% due 07/03/17 §	1,257,689	1,279,699
Microsemi Corp 3.750% due 02/19/20 §	1,877,452	1,895,053
Mitel Networks Corp (Canada) 7.000% due 02/27/19 §	825,000	837,375
NXP BV Term C (Netherlands) 4.750% due 01/11/20 §	1,047,375	1,072,687
Renaissance Learning Inc Term B 5.750% due 11/13/18 §	646,750	655,643
Rocket Software Inc 5.750% due 02/08/18 §	567,814	571,126
RP Crown Parent LLC (1st Lien) 6.750% due 12/21/18 §	2,992,500	3,056,091
SafeNet Inc Term B 2.704% due 04/12/14 §	113,950	114,235
Semtech Corp Term B 4.250% due 03/20/17 §	521,063	527,576
Serena Software Inc
(Extended)
4.203% due 03/10/16 §	2,269,173	2,284,773
Term B
5.000% due 03/10/16 §	425,000	427,833
Sirius Computer Solutions Inc Term B 7.000% due 11/30/18 §	646,154	653,423
SkillSoft Corp Term B 5.000% due 05/26/17 §	1,314,746	1,334,468
Softlayer Technologies Inc Term B 7.250% due 11/05/16 §	830,875	840,569
Sophia LP Term B 4.500% due 07/19/18 §	1,740,278	1,768,829
Spansion LLC Term B 5.250% due 12/11/18 §	870,513	881,031
SS&C Technologies Inc
Term B1
5.000% due 06/07/19 §	1,150,065	1,164,441
Term B2
5.000% due 06/07/19 §	118,972	120,905
SunGard Data Systems Inc
Term C
3.955% due 02/28/17 §	1,571,484	1,582,282
Term E
4.000% due 03/08/20 §	6,025,000	6,107,844
VeriFone Inc Term B 4.250% due 12/28/18 §	277,781	279,054
Vertafore Inc 5.250% due 07/29/16 §	1,192,563	1,205,234
Wall Street Systems Inc (1st Lien) 5.750% due 10/24/19 §	1,371,563	1,388,707
Web.com Group Inc Term B 4.500% due 10/27/17 §	3,148,551	3,181,022

		83,498,918

Materials - 5.5%

AI Chem & Cy SCA Term B1 due 10/03/19 µ	312,736	313,909
AZ Chem U.S. Inc 5.250% due 12/22/17 §	1,350,402	1,375,722
Berry Plastics Holdings Corp Term D 3.500% due 02/04/20 §	2,525,000	2,523,874
BWAY Corp Term B 4.500% due 08/07/17 §	3,042,375	3,082,306
Constellium Holdco BV Term B (Netherlands) 6.250% due 03/25/20 §	575,000	590,813

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Emerald Performance Materials LLC Term B 6.750% due 05/18/18 §	$818,813	$827,001
Essar Steel Algoma Inc (Canada) 8.750% due 09/19/14 §	1,169,125	1,198,353
Fairmount Minerals Ltd Term B 5.250% due 03/15/17 §	3,643,181	3,671,263
FMG America Finance Inc (Australia) 5.250% due 10/18/17 §	6,368,000	6,451,013
General Chemical Corp 5.002% due 10/06/15 §	651,059	657,570
Huntsman International LLC Term B (Extended) 2.743% due 04/19/17 §	2,022,454	2,039,729
Ineos U.S. Finance LLC 6.500% due 05/04/18 §	4,405,500	4,481,222
John Henry Holdings Inc Term B 6.000% due 12/04/18 §	698,250	710,469
Noranda Aluminum Acquisition Corp Term B 5.750% due 02/24/19 §	1,287,000	1,308,718
Novelis Inc (Canada) 3.750% due 03/10/17 §	4,332,011	4,396,315
Omnova Solutions Inc Term B1 4.250% due 05/31/18 §	659,813	668,060
PQ Corp 4.500% due 08/07/17 §	1,346,625	1,362,616
Preferred Proppants LLC Term B 9.000% due 12/15/16 §	913,438	854,064
Sealed Air Corp 4.000% due 10/03/18 §	1,526,750	1,552,038
Summit Materials LLC Term B 5.000% due 01/30/19 §	618,843	624,064
SunCoke Energy Inc Term B 4.000% due 07/26/18 §	197,171	198,157
Taminco NV Term B2 (Belgium) 4.250% due 02/15/19 §	495,009	500,888
TricorBraun Inc Term B 5.500% due 05/03/18 §	796,000	807,277
Tronox Inc 4.500% due 03/13/20 §	2,275,000	2,308,718
U.S. Coatings Acquisition Inc 4.750% due 02/03/20 §	3,275,000	3,322,265
Unifrax Corp 4.250% due 11/28/18 §	439,857	444,805
United Distribution Group Inc 7.500% due 10/09/18 §	1,289,600	1,234,792
Univar Inc Term B 5.000% due 06/30/17 §	3,914,917	3,958,611
Walter Energy Inc Term B 5.750% due 04/02/18 §	2,061,162	2,076,105

		53,540,737

Telecommunication Services - 4.9%

Alaska Communications Systems Holdings Inc Term B 5.500% due 10/21/16 §	976,783	958,876
Atlantic Broadband Finance LLC Term B 4.500% due 11/29/19 §	970,125	986,496
Bragg Communications Inc Term B (Canada) 3.500% due 02/28/18 §	519,750	524,324
Cellular South Inc Term B 4.503% due 07/27/17 §	1,083,500	1,097,044
Cricket Communications Inc
4.750% due 10/10/19 §	548,625	552,911
Term C
due 02/21/20 µ	2,325,000	2,342,800
Genesys Telecom Holdings U.S. Inc Term B 4.000% due 01/25/20 §	631,579	636,316

	Principal Amount	Value
Intelsat Jackson Holdings Ltd Term B1 (Luxembourg) 4.500% due 04/02/18 §	$13,199,419	$13,422,159
MetroPCS Wireless Inc Term B3 4.000% due 03/16/18 §	7,539,563	7,575,662
SBA Finance
3.750% due 06/29/18 §	1,203,563	1,218,607
3.750% due 09/27/19 §	498,750	506,231
Syniverse Holdings Inc 5.000% due 04/23/19 §	2,233,125	2,250,572
Telesat LLC Term B 5.500% due 03/28/19 §	4,888,063	4,933,859
TNS Inc (1st Lien) 5.000% due 02/15/20 §	1,025,000	1,026,922
UPC Financing Partnership (Netherlands)
Term AF
4.000% due 01/29/21 §	975,000	989,625
Term T
3.704% due 12/30/16 §	1,456,978	1,471,548
Term X
3.704% due 12/29/17 §	7,000,000	7,055,783
WaveDivision Holdings LLC Term B 4.000% due 10/15/19 §	374,063	378,271

		47,928,006

Utilities - 2.6%

Calpine Corp
Term B1
4.000% due 04/02/18 §	4,483,500	4,518,247
Term B2
4.000% due 04/02/18 §	1,228,125	1,239,554
Term B3
4.000% due 10/09/19 §	970,125	979,119
Dynegy MidWest Generation LLC 9.250% due 08/04/16 §	552,771	578,106
Dynegy Power LLC 9.250% due 08/04/16 §	929,574	970,824
LSP Madison Funding LLC 5.500% due 06/28/19 §	839,167	851,754
NRG Energy Inc Term B 3.250% due 07/02/18 §	5,698,500	5,783,265
Raven Power Finance LLC Term B 7.250% due 11/15/18 §	598,500	611,967
Texas Competitive Electric Holdings Co LLC (Extended) 4.733% due 10/10/17 §	9,414,018	6,707,441
The AES Corp Term B
due 06/01/18 µ	750,000	754,353
3.750% due 06/01/18 §	2,547,927	2,562,715

		25,557,345

Total Senior Loan Notes (Cost $919,080,995)		927,673,560

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $8,111,809; collateralized by Fannie Mae: 0.350% due 08/28/15 and value $8,278,288)	8,111,800	8,111,800

Total Short-Term Investment (Cost $8,111,800)		8,111,800

TOTAL INVESTMENTS - 101.5% (Cost $979,433,067)		995,006,724

OTHER ASSETS & LIABILITIES, NET - (1.5%)		(14,719,630)

NET ASSETS - 100.0%		$980,287,094

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $1,678,604 or 0.2% of the portfolio’s net assets were in default as of March 31, 2013.

(c)	Restricted securities as of March 31, 2013 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Euramax Holdings Inc ‘A’ Acq. 06/29/09	$60,302	$213,165	0.0%
Metro-Goldwyn-Mayer Studios Inc Acq. 12/30/10	4,281,792	7,381,488	0.8%

	$4,342,094	$7,594,653	0.8%

(d)	Pursuant to the terms of the following senior loan agreement, the portfolio had an unfunded loan commitment of $1,442,886 or 0.1% of the net assets as of March 31, 2013, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation
Syniverse Holdings Inc (Delayed Draw)	$1,442,886	$1,453,625	$10,739

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$7,594,653	$-	$7,594,653	$-
	Corporate Bonds & Notes	51,626,711	-	51,626,711	-
	Senior Loan Notes	927,673,560	-	924,253,937	3,419,623
	Short-Term Investment	8,111,800	-	8,111,800	-
	Unfunded Loan Commitment	10,739	-	10,739	-

	Total	$995,017,463	$-	$991,597,840	$3,419,623

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 90.4%

Consumer Discretionary - 19.5%

99 Cents Only Stores 11.000% due 12/15/19	$4,041,000	$4,657,252
Allison Transmission Inc 7.125% due 05/15/19 ~	3,000,000	3,243,750
Beazer Homes USA Inc
7.250% due 02/01/23 ~	3,050,000	3,126,250
8.125% due 06/15/16	4,000,000	4,350,000
9.125% due 06/15/18	4,821,000	5,206,680
Boyd Gaming Corp 9.000% due 07/01/20 ~	3,350,000	3,500,750
Bresnan Broadband Holdings LLC 8.000% due 12/15/18 ~	2,500,000	2,737,500
Burlington Holdings LLC 9.000% due 02/15/18 ~	2,200,000	2,244,000
Cablevision Systems Corp 8.625% due 09/15/17	5,000,000	5,850,000
Caesars Entertainment Operating Co Inc
10.000% due 12/15/15	3,000,000	2,797,500
10.000% due 12/15/18	2,000,000	1,375,000
11.250% due 06/01/17	5,500,000	5,878,125
Caesars Operating Escrow LLC 9.000% due 02/15/20 ~	850,000	859,563
CCO Holdings LLC
5.750% due 09/01/23 ~	3,050,000	3,072,875
7.000% due 01/15/19	3,500,000	3,788,750
Cedar Fair LP
5.250% due 03/15/21 ~	4,400,000	4,389,000
9.125% due 08/01/18	5,550,000	6,243,750
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	2,200,000	2,293,500
Chrysler Group LLC 8.250% due 06/15/21	4,000,000	4,485,000
CityCenter Holdings LLC
7.625% due 01/15/16	3,100,000	3,344,125
10.750% due 01/15/17	4,492,559	5,003,588
CKE Restaurants Inc 11.375% due 07/15/18	4,930,000	5,743,450
Claire’s Stores Inc 6.125% due 03/15/20 ~	2,000,000	2,060,000
Clear Channel Communications Inc
5.500% due 12/15/16	6,275,000	4,188,562
9.000% due 12/15/19 ~	680,000	657,050
11.250% due 03/01/21 ~	3,000,000	3,090,000
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22 ~	3,395,000	3,598,700
7.625% due 03/15/20	3,000,000	3,142,500
Coinstar Inc
6.000% due 03/15/19 ~	2,850,000	2,921,250
Dana Holding Corp 6.750% due 02/15/21	6,250,000	6,875,000
DISH DBS Corp
4.625% due 07/15/17	6,000,000	6,255,000
5.875% due 07/15/22	1,000,000	1,053,750
6.750% due 06/01/21	4,000,000	4,465,000
7.875% due 09/01/19	2,000,000	2,380,000
Fiesta Restaurant Group Inc 8.875% due 08/15/16	3,810,000	4,152,900
Griffey Intermediate Inc 7.000% due 10/15/20 ~	3,850,000	3,946,250
Jaguar Land Rover Automotive PLC (United Kingdom)
5.625% due 02/01/23 ~	1,150,000	1,200,313
8.125% due 05/15/21 ~	1,800,000	2,034,000
Jo-Ann Stores Holdings Inc 9.750% due 10/15/19 ~	2,250,000	2,373,750

	Principal Amount	Value
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	$6,325,000	$6,641,250
L Brands Inc
5.625% due 02/15/22	4,250,000	4,526,250
6.625% due 04/01/21	5,000,000	5,675,000
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	2,700,000	2,841,750
Lennar Corp 4.750% due 11/15/22 ~	5,900,000	5,796,750
Live Nation Entertainment Inc 8.125% due 05/15/18 ~	3,000,000	3,277,500
Lynx I Corp 5.375% due 04/15/21 ~	4,500,000	4,702,500
Lynx II Corp 6.375% due 04/15/23 ~	1,100,000	1,157,750
MCE Finance Ltd (Cayman) 5.000% due 02/15/21 ~	4,250,000	4,303,125
MGM Resorts International
6.625% due 12/15/21	11,100,000	11,655,000
6.750% due 10/01/20 ~	3,850,000	4,090,625
8.625% due 02/01/19	2,000,000	2,340,000
NCL Corp Ltd (Bermuda) 5.000% due 02/15/18 ~	3,850,000	3,941,437
NPC International Inc 10.500% due 01/15/20	3,650,000	4,270,500
Petco Holdings Inc 8.500% due 10/15/17 ~	3,575,000	3,704,594
PVH Corp 4.500% due 12/15/22	3,850,000	3,821,125
ServiceMaster Co 8.000% due 02/15/20	3,000,000	3,232,500
Seven Seas Cruises S DE RL LLC (Panama) 9.125% due 05/15/19	465,000	505,688
Sinclair Television Group Inc
5.375% due 04/01/21 ~	1,950,000	1,945,125
6.125% due 10/01/22 ~	1,850,000	1,947,125
8.375% due 10/15/18	2,000,000	2,240,000
9.250% due 11/01/17 ~	3,000,000	3,266,250
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	4,675,000	4,692,531
Standard Pacific Corp
8.375% due 05/15/18	6,000,000	7,095,000
8.375% due 01/15/21	3,000,000	3,566,250
The Goodyear Tire & Rubber Co
6.500% due 03/01/21	1,850,000	1,917,063
8.250% due 08/15/20	2,550,000	2,833,687
The Ryland Group Inc 5.375% due 10/01/22	4,300,000	4,407,500
Unitymedia Hessen GmbH & Co KG (Germany)
5.500% due 01/15/23 ~	1,800,000	1,858,500
7.500% due 03/15/19 ~	2,250,000	2,472,188
Wolverine World Wide Inc 6.125% due 10/15/20 ~	3,850,000	4,105,062

		257,414,058

Consumer Staples - 4.0%

Del Monte Corp 7.625% due 02/15/19	4,500,000	4,691,250
Hawk Acquisition Sub Inc 4.250% due 10/15/20 ~	1,550,000	1,553,875
JBS USA LLC 8.250% due 02/01/20 ~	3,000,000	3,292,500
New Albertsons Inc 7.450% due 08/01/29	2,000,000	1,612,500
Reynolds Group Issuer Inc
5.750% due 10/15/20	5,700,000	5,821,125
7.875% due 08/15/19	1,500,000	1,661,250
8.500% due 05/15/18	12,500,000	13,203,125
9.000% due 04/15/19	4,750,000	5,046,875

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Rite Aid Corp 9.250% due 03/15/20	$3,500,000	$3,968,125
Smithfield Foods Inc 7.750% due 07/01/17	3,000,000	3,491,250
Spectrum Brands Escrow Corp 6.375% due 11/15/20 ~	350,000	376,688
Spectrum Brands Inc 6.750% due 03/15/20	3,850,000	4,172,437
U.S. Foods Inc 8.500% due 06/30/19 ~	4,200,000	4,478,250

		53,369,250

Energy - 16.6%

Access Midstream Partners LP 4.875% due 05/15/23	4,100,000	4,053,875
Alpha Natural Resources Inc
6.000% due 06/01/19	3,000,000	2,782,500
6.250% due 06/01/21	2,000,000	1,810,000
9.750% due 04/15/18	2,650,000	2,855,375
Antero Resources Finance Corp
6.000% due 12/01/20 ~	4,850,000	5,092,500
9.375% due 12/01/17	4,000,000	4,360,000
Arch Coal Inc 7.250% due 06/15/21	6,550,000	5,911,375
Atlas Pipeline Partners LP
5.875% due 08/01/23 ~	2,150,000	2,150,000
6.625% due 10/01/20 ~	2,750,000	2,880,625
Basic Energy Services Inc 7.750% due 02/15/19	3,500,000	3,596,250
Berry Petroleum Co 6.750% due 11/01/20	1,950,000	2,115,750
Chaparral Energy Inc
7.625% due 11/15/22	3,000,000	3,292,500
7.625% due 11/15/22 ~	2,000,000	2,175,000
8.250% due 09/01/21	1,550,000	1,763,125
Chesapeake Energy Corp
5.375% due 06/15/21	1,950,000	1,962,188
5.750% due 03/15/23	2,000,000	2,032,500
6.625% due 08/15/20	2,500,000	2,743,750
9.500% due 02/15/15	3,128,000	3,550,280
Cimarex Energy Co 5.875% due 05/01/22	4,000,000	4,310,000
Cloud Peak Energy Resources LLC 8.250% due 12/15/17	3,000,000	3,225,000
Concho Resources Inc
5.500% due 10/01/22	2,850,000	2,978,250
7.000% due 01/15/21	3,990,000	4,408,950
CONSOL Energy Inc 8.250% due 04/01/20	4,000,000	4,450,000
Crosstex Energy LP 8.875% due 02/15/18	3,025,000	3,289,688
Denbury Resources Inc 4.625% due 07/15/23	3,450,000	3,333,562
EP Energy LLC
6.875% due 05/01/19	4,300,000	4,730,000
7.750% due 09/01/22	950,000	1,054,500
9.375% due 05/01/20	1,900,000	2,204,000
EPE Holdings LLC 8.125% due 12/15/17 ~	950,000	999,875
EV Energy Partners LP 8.000% due 04/15/19	4,000,000	4,240,000
Exterran Partners LP 6.000% due 04/01/21 ~	850,000	848,938
Genesis Energy LP 5.750% due 02/15/21 ~	3,850,000	3,982,344
Halcon Resources Corp 8.875% due 05/15/21 ~	4,700,000	5,087,750
Hilcorp Energy I LP
7.625% due 04/15/21 ~	2,000,000	2,210,000
8.000% due 02/15/20 ~	4,000,000	4,410,000

	Principal Amount	Value
Hornbeck Offshore Services Inc 5.000% due 03/01/21 ~	$1,350,000	$1,343,250
Key Energy Services Inc 6.750% due 03/01/21	3,000,000	3,142,500
Kodiak Oil & Gas Corp (Canada) 5.500% due 01/15/21 ~	3,850,000	4,037,687
Linn Energy LLC
6.250% due 11/01/19 ~	1,900,000	1,952,250
7.750% due 02/01/21	5,500,000	5,926,250
MarkWest Energy Partners LP
4.500% due 07/15/23	2,000,000	1,960,000
6.250% due 06/15/22	1,950,000	2,110,875
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	1,650,000	1,724,250
6.500% due 03/15/21 ~	4,620,000	4,943,400
Newfield Exploration Co
5.625% due 07/01/24	850,000	879,750
5.750% due 01/30/22	3,000,000	3,225,000
Northern Tier Energy LLC 7.125% due 11/15/20 ~	2,850,000	3,035,250
Oasis Petroleum Inc
6.500% due 11/01/21	2,000,000	2,190,000
6.875% due 01/15/23	3,000,000	3,315,000
OGX Austria GmbH (Austria) 8.500% due 06/01/18 ~	3,000,000	2,355,000
Peabody Energy Corp
6.000% due 11/15/18	2,120,000	2,260,450
6.250% due 11/15/21	1,500,000	1,567,500
Plains Exploration & Production Co
6.500% due 11/15/20	2,950,000	3,274,500
6.750% due 02/01/22	3,000,000	3,356,250
8.625% due 10/15/19	2,000,000	2,280,000
QEP Resources Inc
5.250% due 05/01/23	1,350,000	1,390,500
5.375% due 10/01/22	2,600,000	2,710,500
Regency Energy Partners LP
5.500% due 04/15/23	950,000	1,021,250
6.875% due 12/01/18	3,875,000	4,243,125
Sabine Pass Liquefaction LLC 5.625% due 02/01/21 ~	3,400,000	3,531,750
Sabine Pass LNG LP
6.500% due 11/01/20 ~	1,500,000	1,586,250
7.500% due 11/30/16	5,050,000	5,605,500
Samson Investment Co 9.750% due 02/15/20 ~	2,850,000	3,042,375
SandRidge Energy Inc 7.500% due 03/15/21	4,850,000	5,068,250
Seadrill Ltd (Bermuda) 5.625% due 09/15/17 ~	4,050,000	4,110,750
SESI LLC
6.375% due 05/01/19	6,500,000	7,020,000
7.125% due 12/15/21	2,000,000	2,247,500
Tervita Corp (Canada) 8.000% due 11/15/18 ~	3,300,000	3,417,562
Venoco Inc 11.500% due 10/01/17	5,000,000	5,375,000
WPX Energy Inc 6.000% due 01/15/22	3,000,000	3,157,500

		219,297,424

Financials - 7.4%

Ally Financial Inc
4.625% due 06/26/15	2,650,000	2,774,152
5.500% due 02/15/17	2,900,000	3,151,865
6.250% due 12/01/17	2,500,000	2,806,272
7.500% due 09/15/20	3,000,000	3,671,250
Bank of America Corp 8.000% § ±	3,000,000	3,393,720
CBRE Services Inc
5.000% due 03/15/23	350,000	355,688
6.625% due 10/15/20	4,500,000	4,905,000

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
CIT Group Inc
5.250% due 03/15/18	$2,950,000	$3,200,750
5.375% due 05/15/20	925,000	1,019,813
5.500% due 02/15/19 ~	2,000,000	2,205,000
CNH Capital LLC 6.250% due 11/01/16	4,422,000	4,908,420
Corrections Corp of America REIT
4.125% due 04/01/20 ~	550,000	563,063
4.625% due 05/01/23 ~	500,000	513,125
E*TRADE Financial Corp
6.000% due 11/15/17	950,000	998,688
6.375% due 11/15/19	3,000,000	3,187,500
First Data Corp
6.750% due 11/01/20 ~	1,850,000	1,937,875
7.375% due 06/15/19 ~	3,600,000	3,847,500
10.625% due 06/15/21 ~	1,850,000	1,880,062
12.625% due 01/15/21	6,284,000	6,841,705
HBOS PLC (United Kingdom) 6.000% due 11/01/33 ~	1,200,000	1,156,177
Igloo Holdings Corp 8.250% due 12/15/17 ~	2,350,000	2,438,125
Jefferies Finance LLC 7.375% due 04/01/20 ~	2,800,000	2,863,000
Liberty Mutual Group Inc 7.800% due 03/07/87 ~	7,057,000	8,256,690
Lloyds Banking Group PLC (United Kingdom) 6.413% § ± ~	3,000,000	2,730,000
Neuberger Berman Group LLC 5.875% due 03/15/22 ~	5,750,000	6,109,375
Nuveen Investments Inc
9.125% due 10/15/17 ~	4,400,000	4,565,000
9.500% due 10/15/20 ~	2,425,000	2,546,250
RBS Capital Trust II 6.425% § ±	4,200,000	3,727,500
Regions Bank 6.450% due 06/26/37	2,000,000	2,175,000
RHP Hotel Properties LP REIT 5.000% due 04/15/21 ~	125,000	125,625
Springleaf Finance Corp 5.400% due 12/01/15	5,000,000	5,162,500
The Royal Bank of Scotland Group PLC (United Kingdom) 6.125% due 12/15/22	3,750,000	3,895,357

		97,912,047

Health Care - 8.0%

Biomet Inc 6.500% due 08/01/20 ~	3,850,000	4,100,250
CDRT Holding Corp 9.250% due 10/01/17 ~	2,850,000	2,971,125
CHS/Community Health Systems Inc
5.125% due 08/15/18	875,000	918,750
8.000% due 11/15/19	5,300,000	5,896,250
ConvaTec Healthcare E SA (Luxembourg) 10.500% due 12/15/18 ~	4,000,000	4,470,000
DaVita HealthCare Partners Inc 5.750% due 08/15/22	6,800,000	7,097,500
DJO Finance LLC
7.750% due 04/15/18	5,250,000	5,381,250
8.750% due 03/15/18	250,000	280,000
9.875% due 04/15/18	1,000,000	1,102,500
Emergency Medical Services Corp 8.125% due 06/01/19	3,000,000	3,307,500
Fresenius Medical Care U.S. Finance II Inc 5.875% due 01/31/22 ~	4,450,000	4,989,562
Grifols Inc 8.250% due 02/01/18	3,750,000	4,143,750
HCA Holdings Inc
6.250% due 02/15/21	6,650,000	7,107,187
7.750% due 05/15/21	4,000,000	4,465,000

	Principal Amount	Value
HCA Inc
5.875% due 03/15/22	$3,250,000	$3,510,000
7.250% due 09/15/20	8,415,000	9,330,131
HealthSouth Corp 5.750% due 11/01/24	3,350,000	3,375,125
Jaguar Holding Co I 9.375% due 10/15/17 ~	850,000	916,938
MultiPlan Inc 9.875% due 09/01/18 ~	3,500,000	3,906,875
Phibro Animal Health Corp 9.250% due 07/01/18 ~	3,000,000	3,240,000
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	4,700,000	5,029,000
Tenet Healthcare Corp
4.750% due 06/01/20 ~	3,350,000	3,375,125
6.750% due 02/01/20	4,250,000	4,584,687
8.000% due 08/01/20	1,750,000	1,935,938
Valeant Pharmaceuticals International
6.375% due 10/15/20 ~	1,950,000	2,064,563
6.750% due 10/01/17 ~	4,000,000	4,315,000
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	4,000,000	4,280,000

		106,094,006

Industrials - 9.3%

ADS Waste Holdings Inc 8.250% due 10/01/20 ~	4,725,000	5,114,812
Air Lease Corp
4.500% due 01/15/16	1,000,000	1,042,500
4.750% due 03/01/20	4,800,000	4,944,000
6.125% due 04/01/17	7,200,000	7,830,000
American Airlines Pass-Through Trust ‘B’ 5.625% due 01/15/21 ~	1,800,000	1,838,250
Avis Budget Car Rental LLC
5.500% due 04/01/23 ~	1,000,000	1,002,500
8.250% due 01/15/19	4,200,000	4,677,750
AWAS Aviation Capital Ltd (Ireland) 7.000% due 10/17/16 ~	3,070,400	3,254,624
BC Mountain LLC 7.000% due 02/01/21 ~	3,850,000	4,090,625
BE Aerospace Inc
5.250% due 04/01/22	1,850,000	1,917,063
6.875% due 10/01/20	4,000,000	4,445,000
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	4,800,000	4,950,000
6.125% due 01/15/23 ~	850,000	886,125
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 05/07/21	3,240,000	3,507,300
HD Supply Inc
7.500% due 07/15/20 ~	1,000,000	1,055,000
8.125% due 04/15/19	2,750,000	3,121,250
11.500% due 07/15/20	850,000	1,009,375
HDTFS Inc 6.250% due 10/15/22	250,000	272,500
International Lease Finance Corp
3.875% due 04/15/18	2,350,000	2,351,469
4.625% due 04/15/21	2,900,000	2,898,187
5.875% due 04/01/19	3,000,000	3,257,106
5.875% due 08/15/22	3,000,000	3,241,416
6.250% due 05/15/19	1,550,000	1,705,000
Masco Corp 7.750% due 08/01/29	3,000,000	3,388,467
Nortek Inc
8.500% due 04/15/21 ~	850,000	945,625
8.500% due 04/15/21	4,000,000	4,460,000
Roofing Supply Group LLC 10.000% due 06/01/20 ~	2,950,000	3,348,250
Tenedora Nemak SA de CV (Mexico) 5.500% due 02/28/23 ~	3,000,000	3,045,000

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
The Hertz Corp
5.875% due 10/15/20	$350,000	$371,000
7.500% due 10/15/18	4,500,000	4,989,375
TransDigm Inc 7.750% due 12/15/18	4,470,000	4,928,175
U.S. Airways Pass-Through Trust ‘A’ 7.125% due 04/22/25	5,660,929	6,495,915
U.S. Airways Pass-Through Trust ‘B’ 6.750% due 12/03/22	850,000	905,250
United Rentals North America Inc
5.750% due 07/15/18	750,000	816,563
7.625% due 04/15/22	750,000	841,875
8.250% due 02/01/21	7,700,000	8,758,750
8.375% due 09/15/20	4,825,000	5,404,000
9.250% due 12/15/19	2,000,000	2,290,000
USG Corp 7.875% due 03/30/20 ~	3,000,000	3,427,500

		122,827,597

Information Technology - 2.4%

Advanced Micro Devices Inc
7.500% due 08/15/22 ~	1,850,000	1,688,125
7.750% due 08/01/20	3,000,000	2,775,000
Alion Science & Technology Corp 10.250% due 02/01/15	2,500,000	1,425,000
CDW LLC 8.500% due 04/01/19	4,475,000	5,017,594
CommScope Inc 8.250% due 01/15/19 ~	4,750,000	5,177,500
Equinix Inc
4.875% due 04/01/20	1,800,000	1,822,500
5.375% due 04/01/23	1,800,000	1,831,500
Freescale Semiconductor Inc
8.050% due 02/01/20	2,500,000	2,656,250
9.250% due 04/15/18 ~	2,000,000	2,205,000
NeuStar Inc 4.500% due 01/15/23 ~	3,800,000	3,648,000
NXP BV (Netherlands) 5.750% due 02/15/21 ~	3,800,000	3,961,500

		32,207,969

Materials - 12.1%

AK Steel Corp 8.375% due 04/01/22	3,000,000	2,662,500
Alphabet Holding Co Inc 7.750% due 11/01/17 ~	4,400,000	4,598,000
APERAM (Luxembourg) 7.375% due 04/01/16 ~	5,525,000	5,594,062
ArcelorMittal (Luxembourg)
6.000% due 03/01/21	2,975,000	3,134,496
6.125% due 06/01/18	3,000,000	3,245,037
6.750% due 02/25/22	8,675,000	9,502,387
7.250% due 03/01/41	4,650,000	4,646,592
ARD Finance SA (Luxembourg) 11.125% due 06/01/18 ~	2,361,611	2,585,964
Ardagh Packaging Finance PLC (Ireland)
4.875% due 11/15/22 ~	500,000	495,000
7.000% due 11/15/20 ~	1,800,000	1,854,000
9.125% due 10/15/20 ~	5,250,000	5,840,625
Ashland Inc
4.750% due 08/15/22 ~	1,850,000	1,887,000
6.875% due 05/15/43 ~	1,875,000	2,034,375
Axiall Corp 4.875% due 05/15/23 ~	500,000	510,625
BOE Merger Corp 9.500% due 11/01/17 ~	2,250,000	2,432,813
Boise Paper Holdings LLC 8.000% due 04/01/20	4,500,000	5,028,750
Building Materials Corp of America
6.750% due 05/01/21 ~	2,500,000	2,737,500
6.875% due 08/15/18 ~	6,450,000	6,949,875

	Principal Amount	Value
Celanese U.S. Holdings LLC 4.625% due 11/15/22	$3,850,000	$3,878,875
Eagle Spinco Inc 4.625% due 02/15/21 ~	2,450,000	2,502,063
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	4,575,000	4,769,437
FMG Resources Property Ltd (Australia)
6.000% due 04/01/17 ~	6,055,000	6,251,787
6.875% due 02/01/18 ~	5,750,000	6,066,250
8.250% due 11/01/19 ~	4,200,000	4,551,750
Graphic Packaging International Inc 4.750% due 04/15/21	3,350,000	3,404,438
Hexion U.S. Finance Corp
6.625% due 04/15/20 ~	1,200,000	1,209,000
8.875% due 02/01/18	3,500,000	3,640,000
9.000% due 11/15/20	3,000,000	2,865,000
Ineos Finance PLC (United Kingdom) 7.500% due 05/01/20 ~	3,350,000	3,664,062
Longview Fibre Paper & Packaging Inc 8.000% due 06/01/16 ~	3,750,000	3,937,500
Louisiana-Pacific Corp 7.500% due 06/01/20	4,800,000	5,472,000
LyondellBasell Industries NV (Netherlands) 5.000% due 04/15/19	6,500,000	7,377,500
Momentive Performance Materials Inc 8.875% due 10/15/20	2,000,000	2,070,000
New Gold Inc (Canada) 6.250% due 11/15/22 ~	4,440,000	4,673,100
Novelis Inc (Canada)
8.375% due 12/15/17	2,550,000	2,805,000
8.750% due 12/15/20	2,000,000	2,265,000
Rock Tenn Co 4.450% due 03/01/19	3,720,000	4,045,827
Sappi Papier Holding GmbH (Austria)
7.750% due 07/15/17 ~	1,000,000	1,110,000
8.375% due 06/15/19 ~	3,725,000	4,148,719
Sealed Air Corp 8.375% due 09/15/21 ~	5,000,000	5,750,000
Taminco Acquisition Corp 9.125% due 12/15/17 ~	1,300,000	1,319,500
Taminco Global Chemical Corp 9.750% due 03/31/20 ~	2,000,000	2,235,000
Tronox Finance LLC 6.375% due 08/15/20 ~	3,850,000	3,748,937

		159,500,346

Telecommunication Services - 7.8%

CenturyLink Inc 5.625% due 04/01/20	4,850,000	4,968,820
Cricket Communications Inc
7.750% due 05/15/16	3,000,000	3,135,000
7.750% due 10/15/20	3,200,000	3,208,000
Crown Castle International Corp 5.250% due 01/15/23	4,500,000	4,595,625
Digicel Group Ltd (Bermuda) 8.250% due 09/30/20 ~	1,000,000	1,065,000
Digicel Ltd (Bermuda)
6.000% due 04/15/21 ~	2,700,000	2,693,250
7.000% due 02/15/20 ~	3,161,000	3,334,855
Frontier Communications Corp
7.125% due 03/15/19	3,500,000	3,797,500
7.125% due 01/15/23	2,350,000	2,388,187
Hughes Satellite Systems Corp 7.625% due 06/15/21	7,000,000	8,041,250
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	1,800,000	1,984,500
Intelsat Luxembourg SA (Luxembourg)
6.750% due 06/01/18 ~	2,000,000	2,070,000
7.750% due 06/01/21 ~	6,300,000	6,426,000
8.125% due 06/01/23 ~	5,000,000	5,100,000
11.250% due 02/04/17	3,500,000	3,731,875
11.500% due 02/04/17	7,204,101	7,654,357

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Level 3 Communications Inc 11.875% due 02/01/19	$2,000,000	$2,355,000
Level 3 Financing Inc 7.000% due 06/01/20 ~	3,700,000	3,889,625
MetroPCS Wireless Inc
6.250% due 04/01/21 ~	850,000	868,063
6.625% due 04/01/23 ~	1,000,000	1,023,750
7.875% due 09/01/18	3,000,000	3,292,500
Sprint Capital Corp 6.875% due 11/15/28	6,000,000	6,165,000
Sprint Nextel Corp
6.000% due 11/15/22	7,900,000	8,156,750
7.000% due 03/01/20 ~	2,000,000	2,335,000
9.000% due 11/15/18 ~	2,800,000	3,468,500
Telesat (Canada) 6.000% due 05/15/17 ~	3,750,000	3,937,500
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	2,750,000	2,970,000

		102,655,907

Utilities - 3.3%

Calpine Corp
7.500% due 02/15/21 ~	4,925,000	5,429,813
7.875% due 01/15/23 ~	2,925,000	3,261,375
Energy Future Intermediate Holding Co LLC 11.750% due 03/01/22 ~	4,000,000	4,620,000
GenOn Americas Generation LLC 9.125% due 05/01/31	2,000,000	2,245,000
GenOn Energy Inc
7.875% due 06/15/17	2,000,000	2,240,000
9.875% due 10/15/20	2,050,000	2,357,500
Ipalco Enterprises Inc 7.250% due 04/01/16 ~	2,450,000	2,762,375
NRG Energy Inc
6.625% due 03/15/23 ~	1,000,000	1,065,000
7.625% due 01/15/18	7,250,000	8,283,125
7.875% due 05/15/21	2,000,000	2,235,000
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	6,059,000	636,195
15.000% due 04/01/21	2,000,000	507,500
The AES Corp 9.750% due 04/15/16	2,500,000	2,993,750
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% due 07/15/17 ~	4,038,567	4,215,254

		42,851,887

Total Corporate Bonds & Notes (Cost $1,130,781,804)		1,194,130,491

CONVERTIBLE CORPORATE BONDS & NOTES - 0.5%

Energy - 0.2%

Peabody Energy Corp 4.750% due 12/15/66	3,000,000	2,460,000

Telecommunication Services - 0.3%

Clearwire Communications LLC 8.250% due 12/01/40 ~	3,500,000	3,915,625

Total Convertible Corporate Bonds & Notes (Cost $6,386,281)		6,375,625

SENIOR LOAN NOTES - 6.0%

Consumer Discretionary - 2.4%

99 Cents Only Stores 5.250% due 01/11/19 §	1,406,511	1,427,170
Acosta Inc Term D 5.000% due 03/02/18 §	1,246,875	1,264,020

	Principal Amount	Value
Caesars Entertainment Operating Co Term B6 (Extended) 5.454% due 01/26/18 §	$1,500,000	$1,393,500
Cequel Communications LLC Term B 4.000% due 02/14/19 §	1,980,000	2,001,192
Clear Channel Communications Inc Term B 3.854% due 01/29/16 §	2,272,798	2,019,949
ClubCorp Club Operations Inc Term B 5.000% due 11/30/16 §	1,906,940	1,941,503
Evergreen Acquisition Co 1 LP 5.000% due 07/09/19 §	1,985,025	2,017,282
Lord & Taylor Holdings LLC Term B 5.750% due 01/11/19 §	1,200,803	1,215,312
Petco Animal Supplies Inc 4.000% due 11/24/17 §	3,574,696	3,624,488
Regent Seven Seas Cruises Inc Term B (Panama) 4.750% due 12/21/18 §	987,500	1,002,312
SeaWorld Parks & Entertainment Inc Term B 4.000% due 08/17/17 §	3,850,318	3,887,104
Serta Simmons Holdings LLC 5.003% due 10/01/19 §	2,000,000	2,030,416
The Neiman Marcus Group Inc (Extended) 4.000% due 05/16/18 §	4,000,000	4,019,000
Wendy’s International Inc Term B 4.750% due 05/15/19 §	3,980,000	4,028,313

		31,871,561

Consumer Staples - 0.4%

BJ’s Wholesale Club Inc 4.250% due 09/26/19 §	997,500	1,008,098
Sprouts Farmers Markets Holdings LLC
6.000% due 04/18/18 §	4,434,812	4,474,527

		5,482,625

Energy - 0.3%

Chesapeake Energy Corp 5.750% due 12/01/17 §	2,000,000	2,065,358
Samson Investment Co (2nd Lien) 6.000% due 09/25/18 §	1,000,000	1,014,500

		3,079,858

Financials - 0.7%

First Data Corp
5.204% due 09/24/18 §	1,000,000	1,009,271
Term B (Extended)
4.204% due 03/23/18 §	2,000,000	1,997,250
Nuveen Investments Inc 5.204% due 05/13/17 §	2,000,000	2,038,750
Realogy Corp
4.500% due 03/05/20 §	1,500,000	1,522,969
(Extended) (Letter of Credit)
4.459% due 10/10/16 §	151,459	151,838
Stockbridge SBE Holdings LLC Term B 13.000% due 05/02/17 §	2,000,000	2,175,000

		8,895,078

Health Care - 1.2%

American Renal Holdings Co Inc (2nd Lien) 8.500% due 02/14/20 §	1,000,000	1,007,500
Bausch & Lomb Inc Term B 5.250% due 05/17/19 §	3,970,000	4,012,876
Hologic Inc Term B 4.500% due 08/01/19 §	2,985,000	3,030,086
Par Pharmaceutical Cos Inc Term B 4.250% due 09/30/19 §	2,985,019	3,022,009
Pharmaceutical Product Development Inc Term B 4.250% due 12/05/18 §	1,645,875	1,669,021
U.S. Renal Care Inc (1st Lien) 6.250% due 07/02/19 §	2,977,500	3,029,606

		15,771,098

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Materials - 0.3%

Berry Plastics Holdings Corp Term D 3.500% due 02/04/20 §	$3,750,000	$3,748,328

Telecommunication Services - 0.5%

Intelsat Jackson Holdings Ltd Term B1 (Luxembourg) 4.500% due 04/02/18 §	3,950,000	4,016,656
Level 3 Financing Inc Term B 5.250% due 08/01/19 §	1,000,000	1,013,875
Telesat LLC Term B 5.500% due 03/28/19 §	1,985,000	2,003,598

		7,034,129

Utilities - 0.2%

Texas Competitive Electric Holdings Co LLC (Extended) 4.733% due 10/10/17 §	3,797,685	2,705,832

Total Senior Loan Notes (Cost $77,791,526)		78,588,509

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.2%

Repurchase Agreement - 3.2%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $41,993,728; collateralized by Federal Home Loan Bank: 0.300% due 12/11/13 and value $42,834,120)	$41,993,681	$41,993,681

Total Short-Term Investment (Cost $41,993,681)		41,993,681

TOTAL INVESTMENTS - 100.1% (Cost $1,256,953,292)		1,321,088,306

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(670,583)

NET ASSETS - 100.0%		$1,320,417,723

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Swap agreements outstanding as of March 31, 2013 were as follows:

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation
OTC - Dow Jones CDX HY19 5Y	5.000%	12/20/17	JPM	$10,000,000	$431,556	$135,938	$295,618

Total Swap Agreements					$431,556	$135,938	$295,618

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,194,130,491	$-	$1,183,222,026	$10,908,465
	Convertible Corporate Bonds & Notes	6,375,625	-	6,375,625	-
	Senior Loan Notes	78,588,509	-	78,588,509	-
	Short-Term Investment	41,993,681	-	41,993,681	-
	Derivatives:
	Credit Contracts
	Swaps	431,556	-	431,556	-

	Total	$1,321,519,862	$-	$1,310,611,397	$10,908,465

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio's assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) for the three-month period ended March 31, 2013:

Corporate Bonds & Notes
Value, Beginning of Period	$13,063,545
Purchases	206,862
Sales	(2,560,250)
Accrued Discounts (Premiums)	(2,214)
Net Realized Gains	25,922
Change in Net Unrealized Appreciation	174,600
Transfers In	-
Transfers Out	-

Value, End of Period	$10,908,465

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$198,915

The significant unobservable inputs were provided by a vendor-priced single broker quote.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 14.0%

Consumer Discretionary - 0.8%

Centex Corp 5.700% due 05/15/14	$3,500,000	$3,670,625
DISH DBS Corp 7.000% due 10/01/13	9,000,000	9,253,125

		12,923,750

Energy - 0.5%

AK Transneft OJSC (Ireland) 7.700% due 08/07/13 ~	7,500,000	7,670,025
Gazprom OAO (Luxembourg) 7.343% due 04/11/13 ~	1,200,000	1,203,180

		8,873,205

Financials - 11.6%

Ally Financial Inc
3.492% due 02/11/14 §	13,000,000	13,240,370
3.680% due 06/20/14 §	11,700,000	12,029,004
ANZ New Zealand International Ltd (New Zealand) 0.730% due 08/19/14 § ~	10,000,000	10,048,920
Bank of Nova Scotia (Canada) 0.483% due 03/27/14	1,100,000	1,101,894
BPCE SA (France) 2.375% due 10/04/13 ~	9,862,000	9,964,180
Citigroup Inc 2.293% due 08/13/13 §	3,512,000	3,535,425
Commonwealth Bank of Australia (Australia)
0.560% due 09/17/14 § ~	8,100,000	8,136,231
0.725% due 07/12/13 § ~	54,400,000	54,469,088
0.784% due 06/25/14 § ~	18,500,000	18,619,288
Dexia Credit Local SA (France) 0.781% due 04/29/14 § ~	28,400,000	28,247,333
Eksportfinans ASA (Norway) 2.375% due 05/25/16	1,800,000	1,713,683
ICICI Bank Ltd (India) 2.038% due 02/24/14 § ~	1,300,000	1,303,833
ING Bank Australia Ltd (Australia) 3.690% due 06/24/14 §	AUD 2,000,000	2,091,807
Lehman Brothers Holdings Inc 1.000% due 09/27/27 Y	$1,700,000	459,000
Marsh & McLennan Cos Inc 5.750% due 09/15/15	1,092,000	1,215,221
SLM Corp
3.741% due 03/17/14 ^ §	1,535,000	1,541,923
3.791% due 02/01/14 ^ §	1,055,000	1,076,617
3.861% due 01/31/14 ^ §	2,472,000	2,483,198
3.866% due 11/21/13 ^ §	300,000	306,231
4.191% due 12/15/13 ^ §	200,000	202,620
Westpac Banking Corp (Australia) 3.585% due 08/14/14 ~	12,300,000	12,811,471

		184,597,337

Health Care - 0.0%

Cardinal Health Inc 6.000% due 06/15/17	250,000	292,063

Industrials - 0.5%

Con-way Inc 7.250% due 01/15/18	4,000,000	4,718,792
International Lease Finance Corp 5.625% due 09/20/13	2,630,000	2,682,600

		7,401,392

	Principal Amount	Value
Materials - 0.6%

Rexam PLC (United Kingdom) 6.750% due 06/01/13 ~	$4,200,000	$4,278,746
Temple-Inland Inc 6.625% due 01/15/18	4,000,000	4,815,420

		9,094,166

Utilities - 0.0%

Indianapolis Power & Light Co 6.300% due 07/01/13 ~	500,000	506,815

Total Corporate Bonds & Notes (Cost $219,754,270)		223,688,728

SENIOR LOAN NOTES - 0.2%

Telecommunication Services - 0.2%

Vodafone Americas Finance 2 6.875% due 08/11/15 §	2,768,819	2,838,039

Total Senior Loan Notes (Cost $2,760,768)		2,838,039

MORTGAGE-BACKED SECURITIES - 8.6%

Collateralized Mortgage Obligations - Commercial - 1.0%

Banc of America Commercial Mortgage Trust
0.372% due 06/10/49 " § ~	91,921	91,920
5.623% due 06/10/49 " §	91,921	91,820
Banc of America Re-REMIC Trust
5.614% due 06/24/50 " § ~	1,600,000	1,815,000
5.634% due 02/17/51 " § ~	1,700,000	1,931,646
Credit Suisse Mortgage Capital Certificates 5.467% due 09/18/39 " § ~	6,762,037	7,620,622
GS Mortgage Securities Corp II
1.103% due 03/06/20 " § ~	421,844	422,182
1.260% due 03/06/20 " § ~	2,500,000	2,505,246
JPMorgan Chase Commercial Mortgage Securities Corp 4.654% due 01/12/37 "	231,964	236,625
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 "	700,000	815,363

		15,530,424

Collateralized Mortgage Obligations - Residential - 7.2%

Alternative Loan Trust
0.414% due 07/25/46 " §	2,011,751	1,602,500
0.484% due 12/25/35 " §	116,133	96,571
5.500% due 06/25/35 "	2,200,000	1,990,026
6.000% due 01/25/37 " Y	1,627,900	1,315,057
Banc of America Funding Trust 5.623% due 01/20/47 " §	2,458,983	1,926,293
Banc of America Mortgage Trust
3.126% due 06/25/35 " §	844,166	792,277
3.137% due 08/25/35 " §	701,795	672,791
4.878% due 11/25/34 " §	129,449	127,983
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/35 " §	1,181,854	1,191,622
2.821% due 03/25/35 " §	1,637,273	1,531,828
2.975% due 01/25/35 " §	748,339	738,433
Chase Mortgage Finance Trust 3.001% due 02/25/37 " §	283,480	282,822
ChaseFlex Trust 6.000% due 02/25/37 "	809,417	682,557

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Citigroup Mortgage Loan Trust Inc
0.274% due 01/25/37 " § ~	$571,033	$313,659
2.270% due 09/25/35 " §	1,299,528	1,292,935
2.340% due 09/25/35 " §	1,146,612	1,132,408
2.600% due 05/25/35 " §	177,883	178,715
2.693% due 08/25/35 " §	1,749,353	994,554
3.111% due 09/25/37 " § Y	140,978	114,711
Countrywide Home Loan Mortgage Pass-Through Trust
0.524% due 03/25/35 " §	146,214	101,807
2.927% due 11/19/33 " §	152,827	153,173
3.057% due 08/25/34 " §	89,255	79,286
Deutsche Alt-B Securities Mortgage Loan Trust 0.304% due 10/25/36 " §	87,218	45,356
Fannie Mae
0.244% due 12/25/36 " §	357,019	337,031
0.264% due 07/25/37 " §	3,095,681	2,951,177
0.354% due 08/25/34 " §	593,133	582,882
0.554% due 07/25/37 - 05/25/42 " §	403,532	404,923
2.640% due 05/25/35 " §	2,432,914	2,566,134
Freddie Mac
0.433% due 02/15/19 " §	9,037,973	9,056,352
0.653% due 09/15/42 " §	5,406,081	5,458,825
Freddie Mac Structured Pass-Through Securities 1.375% due 02/25/45 " §	3,958,596	3,826,284
Granite Mortgages PLC (United Kingdom) 0.887% due 09/20/44 " § ~	GBP 1,691,142	2,537,228
GreenPoint Mortgage Funding Trust
0.424% due 06/25/45 " §	$1,459,212	1,222,435
0.474% due 11/25/45 " §	732,208	606,379
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 " ~	516,146	524,187
GSR Mortgage Loan Trust 3.033% due 01/25/35 " §	1,258,426	1,244,160
HarborView Mortgage Loan Trust 0.483% due 02/19/36 " §	276,393	193,389
Holmes Master Issuer PLC (United Kingdom) 1.545% due 10/15/54 " § ~	EUR 23,179,987	29,997,908
Impac CMB Trust 1.204% due 07/25/33 " §	$319,060	288,252
IndyMac INDEX Mortgage Loan Trust
0.414% due 05/25/46 " §	1,299,372	1,068,408
0.444% due 07/25/35 " §	542,054	464,489
2.647% due 12/25/34 " §	1,954,170	1,722,689
JPMorgan Mortgage Trust
2.497% due 07/27/37 " § ~	1,542,447	1,295,655
3.025% due 08/25/35 " §	957,801	895,125
3.050% due 07/25/35 " §	883,201	901,430
3.100% due 08/25/35 " §	1,238,376	1,230,353
5.306% due 09/25/35 " §	305,418	303,109
Mellon Residential Funding Corp Mortgage Pass-Through Trust Certificate
0.643% due 12/15/30 " §	587,849	572,440
0.903% due 11/15/31 " §	831,787	820,928
Merrill Lynch Mortgage Investors Trust
0.454% due 11/25/35 " §	986,003	943,060
3.075% due 06/25/37 " §	1,196,257	1,151,038
5.076% due 12/25/35 " §	580,413	546,580
NCUA Guaranteed Notes Trust 0.650% due 10/07/20 " §	7,699,686	7,723,786
Reperforming Loan REMIC Trust 0.544% due 06/25/35 " § ~	1,042,434	942,464
Residential Accredit Loans Inc 0.504% due 08/25/35 " §	589,871	455,723
Ryland Mortgage Securities Corp 5.782% due 10/01/27 " §	19,290	16,154

	Principal Amount	Value
Sequoia Mortgage Trust 0.903% due 10/19/26 " §	$498,180	$498,091
Structured Adjustable Rate Mortgage Loan Trust
1.578% due 01/25/35 " §	544,869	411,192
2.586% due 02/25/34 " §	193,756	196,423
2.653% due 08/25/35 " §	1,233,788	1,152,357
Structured Asset Mortgage Investments II Trust
0.334% due 03/25/37 " §	164,802	114,398
0.424% due 05/25/36 " §	1,106,556	752,974
0.453% due 07/19/35 " §	1,197,848	1,096,607
0.484% due 02/25/36 " §	1,271,125	889,308
0.863% due 10/19/34 " §	590,994	589,198
Structured Asset Securities Corp
2.531% due 01/25/32 " §	15,234	13,791
2.744% due 10/28/35 " § ~	306,741	270,481
Swan Trust (Australia) 4.304% due 04/25/41 " §	AUD 828,754	874,053
WaMu Mortgage Pass-Through Certificates
0.464% due 11/25/45 " §	$810,833	743,417
0.947% due 05/25/47 " §	1,908,284	1,619,979
1.175% due 02/25/46 " §	755,525	697,525
1.377% due 11/25/42 " §	101,608	97,551
2.452% due 06/25/33 " §	1,264,238	1,297,341
2.571% due 11/25/46 " §	506,417	479,132
5.297% due 08/25/35 " §	669,897	667,860
Wells Fargo Mortgage-Backed Securities Trust
2.624% due 12/25/34 " §	1,016,098	1,018,234
2.626% due 09/25/34 " §	476,219	493,972
2.696% due 11/25/34 " §	381,774	385,345
5.582% due 04/25/36 " §	673,038	664,412

		115,231,982

Fannie Mae - 0.3%

1.375% due 11/01/42 - 10/01/44 " §	580,957	593,882
1.550% due 02/01/36 " §	97,505	98,980
2.195% due 01/01/25 " §	60,136	60,723
2.280% due 12/01/22 " §	18,611	19,882
2.378% due 12/01/34 " §	178,411	189,003
2.474% due 11/01/35 " §	161,958	170,965
2.478% due 10/01/35 " §	260,946	278,563
2.485% due 08/01/17 " §	237,343	243,637
2.638% due 05/01/35 " §	66,003	70,628
2.719% due 03/01/35 " §	628,585	671,650
2.735% due 03/01/35 " §	68,665	69,487
2.830% due 03/01/35 " §	45,307	46,826
3.063% due 09/01/35 " §	281,649	300,620
3.115% due 04/01/35 " §	707,817	747,394
3.349% due 03/01/18 " §	108,931	114,477
3.500% due 07/01/26 " §	9,629	9,659
4.999% due 08/01/24 " §	13,107	13,314
5.322% due 11/01/35 " §	380,721	411,012
5.355% due 01/01/36 " §	485,267	523,077
5.437% due 03/01/36 " §	279,922	302,247

		4,936,026

Freddie Mac - 0.1%

2.367% due 01/01/34 " §	433,756	464,025
2.856% due 08/01/35 " §	27,539	29,406
5.086% due 10/01/35 " §	221,454	237,918
5.656% due 03/01/36 " §	248,886	265,025

		996,374

Government National Mortgage Association - 0.0%

1.625% due 11/20/26 " §	18,483	19,378
1.750% due 09/20/22 - 07/20/25 " §	113,389	119,213

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
2.000% due 10/20/24 - 01/20/27 " §	$98,211	$102,436
2.500% due 02/20/25 " §	24,231	25,317

		266,344

Total Mortgage-Backed Securities (Cost $138,212,682)		136,961,150

ASSET-BACKED SECURITIES - 1.9%

Alzette European SA CLO (Luxembourg) 0.600% due 12/15/20 " § ~	768,298	763,374
AMMC VI Ltd CLO (Cayman) 0.513% due 05/03/18 " § ~	316,164	315,570
Amortizing Residential Collateral Trust 0.784% due 07/25/32 " §	125,612	113,365
Aquilae PLC CLO (Ireland) 0.581% due 01/17/23 " § ~	EUR 473,248	593,171
Asset-Backed Securities Corp Home Equity Loan Trust 0.284% due 05/25/37 " §	$86,674	75,235
Bear Stearns Asset-Backed Securities I Trust
0.274% due 12/25/36 " §	158,449	154,244
0.314% due 11/25/36 " §	1,034,447	671,587
0.864% due 10/25/32 " §	55,610	51,527
1.204% due 10/25/37 " §	2,190,987	1,856,805
Citigroup Mortgage Loan Trust Inc 0.284% due 01/25/37 " §	640,122	322,941
Conseco Finance Securitizations Corp 6.681% due 12/01/33 " §	91,529	94,900
Countrywide Asset-Backed Certificates
0.394% due 06/25/36 " §	673,075	648,118
0.454% due 04/25/36 " §	450,080	437,516
Credit-Based Asset Servicing & Securitization Trust 0.274% due 01/25/37 " § Y	291,123	108,512
Duane Street I Ltd CLO (Cayman) 0.543% due 11/08/17 " § ~	920,425	919,404
Equity One Mortgage Pass-Through Trust 0.504% due 04/25/34 " §	490,787	402,760
Freddie Mac Structured Pass-Through Securities 0.464% due 08/25/31 " §	227,022	222,222
Harbourmaster CLO (Netherlands) 0.463% due 06/15/20 " § ~	EUR 402,735	509,077
Harvest SA CLO (Luxembourg) 0.827% due 03/29/17 " § ~	243,824	311,346
Home Equity Asset Trust 0.264% due 05/25/37 " §	$60,954	60,568
HSBC Home Equity Loan Trust 0.513% due 01/20/35 " §	344,718	340,594
HSI Asset Securitization Corp Trust 0.254% due 10/25/36 " §	21,936	10,798
JPMorgan Mortgage Acquisition Corp 0.264% due 03/25/47 " §	90,875	85,146
LCM V Ltd CDO (Cayman) 0.512% due 03/21/19 " § ~	1,400,000	1,378,285
Morgan Stanley IXIS Real Estate Capital Trust 0.254% due 11/25/36 " §	2,211	967
Nautique Funding Ltd CLO (Cayman) 0.554% due 04/15/20 " § ~	962,297	936,125
Navigare Funding I Ltd CLO (Cayman) 0.549% due 05/20/19 " § ~	600,566	596,849
New Century Home Equity Loan Trust 0.384% due 05/25/36 " §	974,434	603,608
NYLIM Flatiron Ltd CLO (Cayman) 0.513% due 08/08/20 " § ~	1,300,000	1,275,790
Park Place Securities Inc 0.464% due 09/25/35 " §	107,892	104,872

	Principal Amount	Value
Penta SA CLO (Luxembourg) 0.564% due 06/04/24 " § ~	EUR 4,841,537	$5,884,601
Popular ABS Mortgage Pass-Through Trust 0.294% due 06/25/47 " §	$1,948,128	1,731,624
Renaissance Home Equity Loan Trust 0.964% due 12/25/32 " §	217,275	150,974
Securitized Asset-Backed Receivables LLC 0.244% due 01/25/37 " §	83,716	81,071
SLC Student Loan Trust 0.400% due 08/15/19 " §	10,012	10,013
SLM Student Loan Trust 0.473% due 09/15/21 " § ~	EUR 531,712	679,224
Small Business Administration Participation Certificates 5.290% due 12/01/27 "	$3,981,041	4,534,050
Soundview Home Equity Loan Trust 0.264% due 11/25/36 " § ~	190,813	72,923
Specialty Underwriting & Residential Finance 0.264% due 01/25/38 " §	28,083	27,280
Structured Asset Securities Corp Mortgage Loan Trust 1.704% due 04/25/35 " §	1,783,073	1,653,666
Wood Street II BV CLO (Netherlands) 0.587% due 03/29/21 " § ~	EUR 1,069,297	1,343,577

Total Asset-Backed Securities (Cost $31,752,373)		30,134,279

U.S. GOVERNMENT AGENCY ISSUE - 0.2%

Fannie Mae 2.600% due 05/02/22	$3,010,000	3,016,444

Total U.S. Government Agency Issue (Cost $3,012,422)		3,016,444

U.S. TREASURY OBLIGATIONS - 90.7%

U.S. Treasury Inflation Protected Securities - 89.4%

0.125% due 04/15/16 ^ ‡	68,560,209	72,901,452
0.125% due 04/15/17 ^	41,787,304	45,104,913
0.125% due 07/15/22 ^	122,969,815	134,165,278
0.125% due 01/15/23 ^	25,888,723	27,985,459
0.500% due 04/15/15 ^	26,190,872	27,527,025
0.625% due 07/15/21 ^ ‡	145,390,246	166,418,768
0.625% due 02/15/43 ^	18,527,935	18,682,810
0.750% due 02/15/42 ^	5,298,904	5,559,711
1.125% due 01/15/21 ^	27,630,750	32,619,399
1.250% due 04/15/14 ^	2,872,346	2,968,840
1.250% due 07/15/20 ^	48,293,207	57,763,215
1.375% due 01/15/20 ^	17,649,586	21,053,768
1.625% due 01/15/15 ^	45,378,782	48,437,155
1.625% due 01/15/18 ^	87,928	102,621
1.750% due 01/15/28 ^ ‡	22,542,541	28,732,926
1.875% due 07/15/13 ^	28,567,897	29,143,355
1.875% due 07/15/15 ^	5,563,813	6,106,285
1.875% due 07/15/19 ^	7,990,944	9,795,771
2.000% due 07/15/14 ^	30,294,440	32,081,327
2.000% due 01/15/16 ^	61,577,467	68,683,409
2.000% due 01/15/26 ^ ‡	169,954,031	221,452,495
2.125% due 01/15/19 ^	15,572,657	19,016,325
2.125% due 02/15/40 ^	13,834,282	19,559,730
2.375% due 01/15/25 ^ ‡	62,709,656	84,356,173
2.375% due 01/15/27 ^	88,277,096	120,432,737
2.500% due 01/15/29 ^	1,117,605	1,565,481
2.625% due 07/15/17 ^	4,999,410	6,020,384
3.375% due 04/15/32 ^	959,950	1,548,520

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
3.625% due 04/15/28 ^	$14,236	$22,290
3.875% due 04/15/29 ^	71,829,083	116,986,197

		1,426,793,819

U.S. Treasury Notes - 1.3%

2.000% due 02/15/23	20,400,000	20,677,318

Total U.S. Treasury Obligations (Cost $1,382,053,646)		1,447,471,137

FOREIGN GOVERNMENT BONDS & NOTES - 6.2%

Australia Government (Australia) 4.000% due 08/20/20 ^	AUD 6,200,000	12,389,807
Bundesrepublik Deutschland Bundesobligation Inflation-Linked (Germany) 2.250% due 04/15/13 ^	EUR 11,120,571	14,280,771
Canadian Government (Canada)
1.500% due 12/01/44 ^	CAD 5,319,850	6,765,848
3.000% due 12/01/36 ^	3,650,963	5,700,692
4.250% due 12/01/21 ^	2,920,100	4,053,444
Italy Buoni Poliennali Del Tesoro (Italy)
1.700% due 09/15/18 ^	EUR 1,588,864	1,965,525
2.100% due 09/15/16 ^	15,773,550	20,604,112
New South Wales Treasury Corp (Australia)
2.500% due 11/20/35 ^	AUD 1,100,000	1,394,388
2.750% due 11/20/25 ^	14,400,000	19,552,255
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.125% due 03/22/44 ^ ~	GBP 2,940,803	4,841,514
1.250% due 11/22/17 ^	761,388	1,376,686
2.500% due 07/26/16 ^ ~	1,300,000	6,982,120

Total Foreign Government Bonds & Notes (Cost $89,578,376)		99,907,162

PURCHASED OPTIONS - 0.0%
(See Note (g) in Notes to Schedule of Investments) (Cost $564,180)		290,425

SHORT-TERM INVESTMENTS - 44.6%

Commercial Paper - 2.1%

Abbey National (United Kingdom) 1.019% due 04/03/13	$5,400,000	5,399,700
Banco Bilbao Vizcaya Argentaria SA (United Kingdom) 3.120% due 10/21/13	4,100,000	4,064,638
Santander SA (Spain)
0.995% due 04/02/13	1,400,000	1,399,961
1.710% due 10/11/13	300,000	298,396
2.256% due 04/02/13	8,600,000	8,599,474
Standard Chartered Bank (United Kingdom) 0.950% due 10/01/13	14,100,000	14,078,613

		33,840,782

Foreign Government Issues - 8.4%

Italy Buoni Ordinari Del Tesoro BOT (Italy)
1.716% due 09/13/13	EUR 5,550,000	7,086,527
1.741% due 09/13/13	5,550,000	7,086,526
Japan Treasury Discount Bills (Japan)
0.077% due 05/13/13	JPY 670,000,000	7,116,810
0.096% due 05/07/13	10,590,000,000	112,487,355

		133,777,218

	Principal Amount	Value
U.S. Treasury Bills - 0.3%

0.132% due 12/12/13 ‡	$141,000	$140,893
0.137% due 12/12/13 ‡	954,000	953,274
0.142% due 02/06/14 ‡	2,926,000	2,922,969
0.157% due 02/06/14 ‡	122,000	121,873
0.205% due 06/27/13	102,000	101,982

		4,240,991

U.S. Government Agency Issues - 23.2%

Fannie Mae 0.070% due 04/01/13	6,000,000	6,000,000
Farmer Mac Discount Notes
0.060% due 04/25/13	8,000,000	7,999,680
0.090% due 04/23/13	28,100,000	28,098,454
Federal Farm Credit Discount Notes 0.070% due 04/18/13	25,000,000	24,999,174
Federal Home Loan Bank
0.040% due 04/15/13	15,700,000	15,699,756
0.060% due 04/05/13	50,000,000	49,999,666
0.060% due 04/17/13	20,000,000	19,999,467
0.060% due 05/17/13	7,625,000	7,624,415
0.075% due 04/19/13	25,000,000	24,999,063
0.080% due 04/24/13	77,400,000	77,396,044
0.086% due 04/19/13	10,700,000	10,699,545
0.090% due 05/08/13	1,675,000	1,674,845
0.115% due 05/15/13	700,000	699,902
Freddie Mac
0.060% due 04/04/13	93,500,000	93,499,532
0.070% due 04/23/13	1,200,000	1,199,949

		370,589,492

Repurchase Agreements - 10.6%

Barclays PLC 0.130% due 04/02/13 (Dated 03/27/13, repurchase price of $159,003,445; collateralized by U.S. Treasury Inflation Index Notes: 0.125% due 04/15/17 and value $164,502,989)	159,000,000	159,000,000
Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $10,002,077; collateralized by U.S. Treasury Notes: 2.125% due 11/30/14 and value $10,203,813)	10,002,065	10,002,065

		169,002,065

Total Short-Term Investments (Cost $714,742,894)		711,450,548

TOTAL INVESTMENTS - 166.4% (Cost $2,582,431,611)		2,655,757,912

OTHER ASSETS & LIABILITIES, NET - (66.4%)		(1,059,283,495)

NET ASSETS - 100.0%		$1,596,474,417

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Investments with a total aggregate value of $1,997,280 or 0.1% of the portfolio’s net assets were in default as of March 31, 2013.

(c)	As of March 31, 2013, investments with total aggregate values of $304,364 and $4,756,838 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap contracts, respectively. In addition, $9,000 and $990,000 in cash was segregated as collateral for open swap contracts and delayed delivery securities, respectively.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(d)	Open futures contracts outstanding as of March 31, 2013 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
Eurodollar (09/15)	179	$179,000,000	$37,175
Eurodollar (03/16)	484	484,000,000	87,345

Total Futures Contracts			$124,520

(e)	The average amount of borrowings by the portfolio on sale-buyback financing transactions (See Note 2 in Supplemental Notes to Schedule of Investments) outstanding during the three-month period ended March 31, 2013 was $659,503,946 at a weighted average interest rate of 0.211%.

(f)	Forward foreign currency contracts outstanding as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	12,347,124	USD	6,131,256	04/13	CSF	($21,087)
BRL	12,347,124	USD	5,971,429	04/13	UBS	138,740
BRL	12,347,124	USD	6,231,830	06/13	CSF	(163,861)
BRL	1,696,804	USD	835,165	06/13	DUB	(1,274)
CAD	5,787,000	USD	5,683,559	06/13	DUB	3,056
EUR	845,000	USD	1,095,891	06/13	CIT	(12,144)
EUR	735,000	USD	954,489	06/13	HSB	(11,822)
EUR	272,000	USD	355,392	06/13	MSC	(6,541)
EUR	2,035,000	USD	2,617,926	06/13	RBS	(7,955)
GBP	601,000	USD	894,982	06/13	BNP	17,873
GBP	687,000	USD	1,024,856	06/13	CIT	18,624
GBP	3,243,000	USD	4,889,351	06/13	DUB	36,421
GBP	1,148,000	USD	1,734,990	06/13	HSB	8,700
MXN	27,135,150	USD	2,055,179	04/13	HSB	141,532
MXN	920,689	USD	70,446	04/13	JPM	4,088
MXN	30,119,500	USD	2,350,000	06/13	HSB	69,136
MXN	108,779,389	USD	8,479,687	06/13	UBS	257,249
USD	36,281,204	AUD	35,293,000	04/13	BOA	(461,371)
USD	3,982,493	AUD	3,836,000	04/13	RBC	(11,061)
USD	6,280,328	BRL	12,347,124	04/13	CSF	170,159
USD	6,131,256	BRL	12,347,124	04/13	UBS	21,087
USD	835,165	BRL	1,696,804	06/13	MSC	1,274
USD	16,838,809	CAD	17,314,000	06/13	BRC	(174,853)
USD	56,472,140	EUR	43,263,000	06/13	BRC	985,578
USD	27,759,285	EUR	21,340,000	06/13	DUB	389,865
USD	5,966,837	EUR	4,605,000	06/13	RBC	60,736
USD	14,226,133	EUR	10,966,800	09/13	BRC	150,086
USD	6,785,897	GBP	4,511,000	06/13	BRC	(65,832)
USD	4,541,536	GBP	2,981,000	06/13	BRC	13,713
USD	214,203	GBP	142,000	06/13	MSC	(1,480)
USD	17,141,767	GBP	11,402,000	06/13	WBC	(176,659)
USD	116,527,417	JPY	10,590,000,000	05/13	BRC	4,002,769
USD	7,181,444	JPY	670,000,000	05/13	CIT	62,023
USD	2,196,496	MXN	28,055,839	04/13	UBS	(74,749)
USD	408,874	ZAR	3,561,295	04/13	HSB	22,990

Total Forward Foreign Currency Contracts						$5,385,010

(g)	Purchased options outstanding as of March 31, 2013 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - OTC Japanese Yen versus U.S. Dollar	JPY 99.00	09/24/13	BOA	$5,300,000	$86,125	$73,453
Call - OTC Japanese Yen versus U.S. Dollar	99.00	09/24/13	JPM	4,400,000	76,340	60,979

					$162,465	$134,432

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - OTC 30-Year Interest Rate Swap	Receive	3.875%	04/14/14	DUB	$7,900,000	$401,715	$155,993

Total Purchased Options						$564,180	$290,425

(h)	Transactions in written options for the three-month period ended March 31, 2013 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Outstanding, December 31, 2012	-	331,400,000	6,100,000	$2,689,890
Call Options Written	22	153,200,000	-	536,625
Put Options Written	22	177,300,000	74,500,000	1,066,257
Call Options Exercised	-	(16,100,000)	-	(189,980)
Call Options Expired	-	(91,300,000)	-	(155,222)
Put Options Expired	-	(130,300,000)	(6,100,000)	(856,035)
Call Options Closed	-	(13,500,000)	-	(150,900)
Put Options Closed	-	(16,000,000)	-	(78,115)

Outstanding, March 31, 2013	44	394,700,000	74,500,000	$2,862,520

(i)	Premiums received and value of written options outstanding as of March 31, 2013 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC Japanese Yen versus U.S. Dollar	JPY 97.00	04/16/13	BNP	$16,000,000	$108,800	($36,224)
Call - OTC Brazilian Real versus U.S. Dollar	BRL 2.05	05/31/13	MSC	2,000,000	29,000	(22,166)
Call - OTC Japanese Yen versus U.S. Dollar	JPY 104.00	09/24/13	BOA	5,300,000	34,715	(29,945)
Call - OTC Japanese Yen versus U.S. Dollar	104.00	09/24/13	JPM	4,400,000	31,020	(24,860)

					203,535	(113,195)

Put - OTC Japanese Yen versus U.S. Dollar	JPY 89.00	04/16/13	BOA	16,000,000	74,720	(8,576)
Put - OTC Japanese Yen versus U.S. Dollar	88.00	09/24/13	BOA	5,300,000	51,410	(56,493)
Put - OTC Japanese Yen versus U.S. Dollar	88.25	09/24/13	JPM	4,400,000	45,320	(49,346)

					171,450	(114,415)

					$374,985	($227,610)

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	01/22/18	DUB	$2,000,000	$19,400	($18,312)
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/01/18	BNP	1,500,000	12,900	(13,653)
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/10/20	DUB	9,800,000	73,500	(16,031)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	90,900,000	810,160	(162,645)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	8,700,000	112,230	(16,474)

						$1,028,190	($227,115)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 2-Year Interest Rate Swap	Receive	1.500%	04/02/13	GSC	$48,900,000	$131,480	($3,007)
Call - OTC 5-Year Interest Rate Swap	Receive	0.800%	04/29/13	MSC	2,600,000	1,040	(295)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	BOA	8,100,000	28,300	(29,619)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	BRC	7,300,000	32,880	(26,694)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	GSC	7,500,000	36,520	(27,425)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	JPM	4,600,000	16,440	(16,821)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	MSC	11,200,000	52,165	(40,955)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	RBS	4,100,000	15,070	(14,992)

						313,895	(159,808)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - OTC 2-Year Interest Rate Swap	Pay	1.500%	04/02/13	GSC	$48,900,000	$187,428	($116,435)
Put - OTC 5-Year Interest Rate Swap	Pay	1.150%	04/29/13	MSC	2,600,000	2,600	(1,591)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	BOA	8,100,000	56,320	(24,885)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	BRC	7,300,000	52,900	(22,427)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	GSC	7,500,000	42,875	(23,042)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	JPM	4,600,000	28,470	(14,132)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	MSC	11,200,000	82,450	(34,409)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	RBS	4,100,000	22,360	(12,596)
Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	09/03/13	DUB	6,600,000	21,930	(20,199)
Put - OTC 5-Year Interest Rate Swap	Pay	2.850%	04/14/14	DUB	33,200,000	398,400	(51,115)

	Based on 3-Month EUR-LIBOR
Put - OTC 2-Year Interest Rate Swap	Pay	0.850%	04/24/13	BRC	EUR 13,100,000	18,377	(163)
Put - OTC 5-Year Interest Rate Swap	Pay	1.500%	06/03/13	BOA	10,400,000	45,205	(1,677)
Put - OTC 5-Year Interest Rate Swap	Pay	1.500%	06/03/13	CSF	1,800,000	8,493	(290)
Put - OTC 2-Year Interest Rate Swap	Pay	1.150%	07/24/13	BOA	13,800,000	27,874	(3,128)
Put - OTC 2-Year Interest Rate Swap	Pay	1.150%	07/24/13	BRC	5,200,000	8,876	(1,178)
Put - OTC 2-Year Interest Rate Swap	Pay	1.150%	07/24/13	CSF	4,700,000	10,077	(1,065)
Put - OTC 2-Year Interest Rate Swap	Pay	1.150%	07/24/13	HSB	4,200,000	7,366	(952)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	07/24/13	BRC	14,100,000	72,592	(6,067)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	07/24/13	CIT	2,400,000	10,815	(1,033)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	07/24/13	DUB	3,500,000	17,876	(1,506)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	07/24/13	RBS	1,300,000	7,672	(559)

						1,130,956	(338,449)

						$1,444,851	($498,257)

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Call - CME 10-Year U.S. Treasury Note Futures (05/13)	$132.50	04/26/13	MSC	22	$5,621	($7,563)
Put - CME 10-Year U.S. Treasury Note Futures (05/13)	129.00	04/26/13	MSC	22	8,873	(687)

					$14,494	($8,250)

Total Written Options					$2,862,520	($961,232)

(j)	Swap agreements outstanding as of March 31, 2013 were as follows:

Credit Default Swaps on Corporate Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Rexam PLC	1.450%	06/20/13	BRC	0.093%	$4,200,000	($14,805)	$-	($14,805)
DISH DBS Corp	3.650%	12/20/13	BOA	0.343%	4,900,000	(124,096)	-	(124,096)
DISH DBS Corp	3.650%	12/20/13	CIT	0.343%	4,100,000	(103,835)	-	(103,835)
Centex Corp	1.000%	06/20/14	BNP	0.164%	3,500,000	(37,178)	(46,651)	9,473
Marsh & McLennan Cos Inc	0.600%	09/20/15	DUB	0.287%	3,000,000	(23,792)	-	(23,792)
Marsh & McLennan Cos Inc	0.830%	09/20/15	BOA	0.287%	3,000,000	(41,138)	-	(41,138)
Cardinal Health Inc	0.590%	06/20/17	DUB	0.421%	250,000	(1,809)	-	(1,809)
Temple-Inland Inc	1.000%	03/20/18	BOA	0.241%	4,000,000	(150,692)	208,974	(359,666)
Con-way Inc	3.800%	03/20/18	UBS	2.187%	4,000,000	(305,221)	-	(305,221)

						($802,566)	$162,323	($964,889)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

Credit Default Swaps on Corporate Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Nokia Corp	5.000%	09/20/14	GSC	2.118%	EUR 1,700,000	$95,059	($186,163)	$281,222

Total Credit Default Swaps						($707,507)	($23,840)	($683,667)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC - BRL-CDI-Compounded	JPM	Pay	7.900%	01/02/15	BRL 20,900,000	($48,013)	($74,620)	$26,607
OTC - BRL-CDI-Compounded	UBS	Pay	8.560%	01/02/15	30,400,000	38,894	-	38,894
OTC - BRL-CDI-Compounded	MSC	Pay	8.630%	01/02/15	98,800,000	546,492	576,804	(30,312)
OTC - BRL-CDI-Compounded	HSB	Pay	8.825%	01/02/15	55,200,000	417,528	326,121	91,407
OTC - France CPI excluding Tobacco	BNP	Pay	1.900%	09/01/16	EUR 9,600,000	175,156	10,393	164,763
OTC - France CPI excluding Tobacco	BNP	Pay	2.000%	09/01/16	4,500,000	106,335	6,152	100,183
OTC - U.S. CPI Urban consumers NSA	GSC	Receive	2.415%	02/12/17	$6,200,000	(14,608)	-	(14,608)
OTC - U.S. CPI Urban consumers NSA	BNP	Receive	2.250%	07/15/17	28,100,000	13,430	47,258	(33,828)
OTC - U.S. CPI Urban consumers NSA	CIT	Receive	2.250%	07/15/17	10,600,000	5,066	2,544	2,522
OTC - U.S. CPI Urban consumers NSA	RBS	Receive	2.250%	07/15/17	27,800,000	13,286	20,533	(7,247)
OTC - France CPI excluding Tobacco	BNP	Pay	1.950%	09/01/17	EUR 16,100,000	299,241	-	299,241
OTC - France CPI excluding Tobacco	BNP	Pay	2.150%	04/01/21	600,000	5,276	(1,952)	7,228
OTC - France CPI excluding Tobacco	CSF	Pay	2.150%	04/01/21	200,000	1,759	314	1,445
OTC - France CPI excluding Tobacco	GSC	Pay	2.150%	04/01/21	1,800,000	15,829	6,158	9,671
OTC - U.S. CPI Urban consumers NSA	BNP	Receive	2.500%	07/15/22	$9,100,000	122,477	118,430	4,047
OTC - U.S. CPI Urban consumers NSA	CIT	Receive	2.500%	07/15/22	500,000	6,729	3,815	2,914
OTC - U.S. CPI Urban consumers NSA	DUB	Receive	2.500%	07/15/22	4,100,000	55,182	34,550	20,632
CME - 3-Month USD-LIBOR	CME	Receive	2.750%	06/19/43	41,000,000	2,357,910	2,665,314	(307,404)

Total Interest Rate Swaps						$4,117,969	$3,741,814	$376,155

Total Swap Agreements						$3,410,462	$3,717,974	($307,512)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$223,688,728	$-	$223,688,728	$-
	Senior Loan Notes	2,838,039	-	2,838,039	-
	Mortgage-Backed Securities	136,961,150	-	125,993,909	10,967,241
	Asset-Backed Securities	30,134,279	-	30,134,279	-
	U.S. Government Agency Issue	3,016,444	-	3,016,444	-
	U.S. Treasury Obligations	1,447,471,137	-	1,447,471,137	-
	Foreign Government Bonds & Notes	99,907,162	-	99,907,162	-
	Short-Term Investments	711,450,548	-	711,450,548	-
	Derivatives:
	Credit Contracts
	Swaps	95,059	-	95,059	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	6,575,699	-	6,575,699	-
	Purchased Options	134,432	-	134,432	-

	Total Foreign Currency Contracts	6,710,131	-	6,710,131	-
	Interest Rate Contracts
	Futures	124,520	124,520	-	-
	Purchased Options	155,993	-	155,993	-
	Swaps	4,180,590	-	4,180,590	-

	Total Interest Rate Contracts	4,461,103	124,520	4,336,583	-

	Total Assets - Derivatives	11,266,293	124,520	11,141,773	-

	Total Assets	2,666,733,780	124,520	2,655,642,019	10,967,241

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(802,566)	-	(802,566)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,190,689)	-	(1,190,689)	-
	Written Options	(227,610)	-	(227,610)	-

	Total Foreign Currency Contracts	(1,418,299)	-	(1,418,299)	-
	Interest Rate Contracts
	Written Options	(733,622)	(8,250)	(498,257)	(227,115)
	Swaps	(62,621)	-	(62,621)	-

	Total Interest Rate Contracts	(796,243)	(8,250)	(560,878)	(227,115)

	Total Liabilities - Derivatives	(3,017,108)	(8,250)	(2,781,743)	(227,115)

	Total Liabilities	(3,017,108)	(8,250)	(2,781,743)	(227,115)

	Total	$2,663,716,672	$116,270	$2,652,860,276	$10,740,126

Certain of the portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2013, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at March 31, 2013	Level 1	Level 2	Level 3
Liabilities	Sale-buyback Financing Transactions	($1,067,598,557)	$-	($1,067,598,557)	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INFLATION PROTECTED PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 38.3%

U.S. Treasury Inflation Protected Securities - 38.3%

0.125% due 04/15/16 ^ ‡	$2,753,969	$2,928,028
0.125% due 04/15/17 ^	385,233	415,810
0.125% due 01/15/22 ^	37,010,058	40,329,417
0.125% due 07/15/22 ^	17,602,502	19,212,850
0.125% due 01/15/23 ^	10,434,478	11,280,651
0.625% due 07/15/21 ^	21,066,011	24,133,748
0.625% due 02/15/43 ^	5,708,607	5,756,325
0.750% due 02/15/42 ^	24,191,535	25,382,218
1.125% due 01/15/21 ^	3,768,308	4,448,665
1.250% due 07/15/20 ^	9,058,936	10,835,338
1.375% due 07/15/18 ^	13,560,933	15,903,367
1.375% due 01/15/20 ^	2,608,760	3,111,557
1.625% due 01/15/18 ^	15,090,643	17,612,425
1.750% due 01/15/28 ^	16,519,473	21,055,869
1.875% due 07/15/19 ^	13,879,008	17,013,707
2.000% due 01/15/16 ^	220,423	245,823
2.000% due 01/15/26 ^	11,519,992	15,031,792
2.125% due 01/15/19 ^	13,148,482	16,057,584
2.125% due 02/15/40 ^	1,065,320	1,506,596
2.125% due 02/15/41 ^	21,796,559	30,978,359
2.375% due 01/15/17 ^	182,686	213,258
2.375% due 01/15/25 ^	37,855,835	50,933,852
2.375% due 01/15/27 ^	16,476,030	22,480,768
2.500% due 07/15/16 ^	661,293	765,756
2.500% due 01/15/29 ^	14,628,491	20,495,891
3.375% due 04/15/32 ^	5,798,618	9,353,896
3.625% due 04/15/28 ^	14,634,916	22,913,932
3.875% due 04/15/29 ^	12,059,597	19,647,724

		430,045,206

Total U.S. Treasury Obligations (Cost $405,043,887)		430,045,206

FOREIGN GOVERNMENT BONDS & NOTES - 18.7%

Canadian Government (Canada)
4.000% due 12/01/31 ^	CAD 6,636,750	11,054,303
4.250% due 12/01/21 ^	7,300,250	10,133,611
4.250% due 12/01/26 ^	6,905,550	10,883,150
Sweden Government (Sweden)
0.010% due 04/01/14 ^	SEK 71,000,000	13,877,934
4.000% due 12/01/20 ^	200,000,000	51,297,082
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.625% due 03/22/40 ^ ~	GBP 283,843	541,111
1.250% due 11/22/55 ^	1,279,040	3,168,813
2.500% due 07/26/16 ^ ~	18,000,000	96,675,502
2.500% due 04/16/20 ^	2,000,000	11,921,669

Total Foreign Government Bonds & Notes (Cost $207,958,103)		209,553,175

PURCHASED OPTIONS - 0.0%
(See Note (c) in Notes to Schedule of Investments) (Cost $26,888)		20,313

SHORT-TERM INVESTMENTS - 42.2%

Commercial Paper - 8.7%

Archer-Daniels-Midland Co 0.284% due 04/08/13	$5,750,000	5,749,687
Australia & New Zealand Banking Group Ltd (Australia) 0.183% due 06/21/13	5,750,000	5,748,258
Bank of Nova Scotia (Canada) 0.127% due 04/01/13	5,750,000	5,750,000
Bank of Tokyo-Mitsubishi UFJ Ltd 0.162% due 04/04/13	5,750,000	5,749,923

	Principal Amount	Value
BMW U.S. Capital LLC 0.112% due 04/16/13	$5,750,000	$5,749,736
Commonwealth Bank of Australia (Australia) 0.183% due 05/31/13	5,750,000	5,748,439
General Electric Capital Corp 0.162% due 05/16/13	5,750,000	5,748,850
Her Majesty RGT Canada (Canada) 0.173% due 07/18/13	6,000,000	5,998,693
JPMorgan Chase & Co 0.183% due 06/04/13	5,750,000	5,748,124
Mitsui & Co USA Inc 0.203% due 04/17/13	5,450,000	5,449,516
Mizuho Financial Group Inc 0.233% due 04/12/13	5,600,000	5,599,606
Pfizer Inc 0.091% due 04/18/13	5,750,000	5,749,756
Province of British Columbia (Canada) 0.152% due 09/16/13	5,750,000	5,746,456
Province of Ontario (Canada) 0.152% due 04/15/13	5,750,000	5,749,665
Royal Bank of Canada (Canada) 0.152% due 06/17/13	5,750,000	5,745,472
The Coca-Cola Co 0.132% due 04/17/13	5,750,000	5,749,668
The Proctor & Gamble Co 0.132% due 05/06/13	5,750,000	5,749,273

		97,531,122

U.S. Government Agency Issues - 28.5%

Fannie Mae
0.051% due 06/03/13	20,000,000	19,998,600
0.091% due 06/03/13	30,000,000	29,997,900
0.101% due 07/01/13	80,000,000	79,989,920
Federal Home Loan Bank
0.101% due 05/08/13	30,000,000	29,996,917
0.101% due 06/19/13	10,000,000	9,999,120
Freddie Mac
0.051% due 04/09/13	45,000,000	44,999,499
0.051% due 05/29/13	20,000,000	19,998,278
0.096% due 04/08/13	5,000,000	4,999,908
0.101% due 07/16/13	80,000,000	79,988,240

		319,968,382

Repurchase Agreements - 5.0%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $20,962,220; collateralized by U.S. Treasury Notes: 0.250% due 01/15/15 and value $21,385,000)	20,962,196	20,962,196
The Royal Bank of Scotland Group PLC 0.160% due 04/01/13 (Dated 03/28/13, repurchase price of $35,000,622; collateralized by U.S. Treasury Notes: 2.000% due 02/15/23 and value $35,700,013)	35,000,000	35,000,000

		55,962,196

Total Short-Term Investments (Cost $473,435,318)		473,461,700

TOTAL INVESTMENTS - 99.2% (Cost $1,086,464,196)		1,113,080,394

OTHER ASSETS & LIABILITIES, NET - 0.8%		9,464,395

NET ASSETS - 100.0%		$1,122,544,789

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INFLATION PROTECTED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(b)	Forward foreign currency contracts outstanding as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
GBP	38,249,432	USD	59,416,824	05/13	JPM	($1,312,148)
GBP	15,872,570	USD	24,159,322	05/13	UBS	(47,315)
SEK	5,224,119	USD	824,829	05/13	CSF	(23,903)
USD	3,884,541	CAD	3,883,123	05/13	CSF	65,747
USD	7,920,456	CAD	7,919,070	05/13	JPM	132,577
USD	9,759,293	CAD	10,003,325	05/13	UBS	(78,312)
USD	7,549,514	CAD	7,550,269	05/13	UBS	124,326
USD	75,226,136	GBP	49,608,153	05/13	JPM	(133,562)
USD	73,340,088	GBP	46,587,379	05/13	JPM	2,569,245
USD	11,962,968	GBP	7,915,000	05/13	UBS	(60,701)
USD	33,346,439	GBP	21,115,899	05/13	UBS	1,269,297
USD	65,104,355	SEK	416,525,189	05/13	CSF	1,245,494

Total Forward Foreign Currency Contracts						$3,750,745

(c)	Purchased options outstanding as of March 31, 2013 were as follows:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Put - CME 10-Year U.S. Treasury Note Futures (04/13)	$133.00	04/26/13	CIT	100	$26,888	$20,313

Total Purchased Options					$26,888	$20,313

(d)	Transactions in written options for the three-month period ended March 31, 2013 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2012	100	$73,113
Call Options Written	48	26,844
Call Options Expired	(48)	(26,844)
Put Options Expired	(100)	(73,113)

Outstanding, March 31, 2013	-	$-

(e)	Swap agreements outstanding as of March 31, 2013 were as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Interest from Barclays U.S. Inflation-Linked Bonds	1-Month USD-LIBOR + 19 bp	BRC	07/17/13	$398,684,986	$2,347,569	$-	$2,347,569

Total Swap Agreements					$2,347,569	$-	$2,347,569

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INFLATION PROTECTED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$430,045,206	$-	$430,045,206	$-
	Foreign Government Bonds & Notes	209,553,175	-	209,553,175	-
	Short-Term Investments	473,461,700	-	473,461,700	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	5,406,686	-	5,406,686	-
	Interest Rate Contracts
	Purchased Options	20,313	20,313	-	-
	Swaps	2,347,569	-	2,347,569	-

	Total Interest Rate Contracts	2,367,882	20,313	2,347,569	-

	Total Assets - Derivatives	7,774,568	20,313	7,754,255	-

	Total Assets	1,120,834,649	20,313	1,120,814,336	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,655,941)	-	(1,655,941)	-

	Total Liabilities	(1,655,941)	-	(1,655,941)	-

	Total	$1,119,178,708	$20,313	$1,119,158,395	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Financials - 0.1%

Ally Financial Inc ~	2,000	$1,978,000
DG Funding Trust ~	233	1,692,855

		3,670,855

Total Preferred Stocks (Cost $3,835,681)		3,670,855

CONVERTIBLE PREFERRED STOCKS - 1.3%

Financials - 1.3%

Wells Fargo & Co 7.500%	50,000	64,437,500

Total Convertible Preferred Stocks (Cost $37,049,553)		64,437,500

	Principal Amount

CORPORATE BONDS & NOTES - 19.8%

Consumer Discretionary - 0.4%

Corp GEO SAB de CV (Mexico) 9.250% due 06/30/20 ~	$2,600,000	2,275,000
Cox Communications Inc 6.800% due 08/01/28	110,000	137,440
DISH DBS Corp 6.625% due 10/01/14	1,900,000	2,025,875
General Motors Co - Escrow Receipts 8.375% due 07/05/33 Y +	EUR 7,400,000	-
Marks & Spencer PLC (United Kingdom) 6.250% due 12/01/17 ~	$10,000,000	11,280,220
Yum! Brands Inc 6.250% due 03/15/18	3,200,000	3,834,535

		19,553,070

Consumer Staples - 0.9%

Kraft Foods Group Inc 6.125% due 08/23/18	11,318,000	13,788,505
Mondelez International Inc
6.125% due 02/01/18	3,982,000	4,782,983
6.500% due 08/11/17	5,000,000	6,045,450
Reynolds American Inc 7.625% due 06/01/16	4,100,000	4,886,958
Reynolds Group Issuer Inc 6.875% due 02/15/21	8,000,000	8,540,000
The Clorox Co 5.950% due 10/15/17	5,000,000	5,918,540

		43,962,436

Energy - 2.1%

AK Transneft OJSC (Ireland) 8.700% due 08/07/18 ~	2,800,000	3,581,200
Cameron International Corp 1.217% due 06/02/14 §	6,100,000	6,136,173
Gazprom OAO (Luxembourg)
5.092% due 11/29/15 ~	500,000	534,510
5.875% due 06/01/15 ~	EUR 1,800,000	2,514,068
8.146% due 04/11/18 ~	$10,600,000	12,865,750
Indian Oil Corp Ltd (India) 4.750% due 01/22/15 ~	2,500,000	2,625,665
NGPL PipeCo LLC 7.119% due 12/15/17 ~	18,800,000	20,116,000
Novatek OAO (Ireland) 5.326% due 02/03/16 ~	2,000,000	2,150,500

	Principal Amount	Value
Odebrecht Drilling Norbe VIII/IX Ltd (Cayman) 6.350% due 06/30/21 ~	$4,180,000	$4,618,900
Petrobras International Finance Co (Cayman)
5.375% due 01/27/21	13,000,000	14,100,008
5.875% due 03/01/18	11,600,000	13,088,326
7.875% due 03/15/19	2,100,000	2,566,700
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	2,200,000	2,535,500
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar) 6.750% due 09/30/19 ~	2,600,000	3,250,000
Reliance Holdings USA Inc 4.500% due 10/19/20 ~	4,000,000	4,202,196
TNK-BP Finance SA (Luxembourg)
7.250% due 02/02/20 ~	1,100,000	1,324,125
7.500% due 07/18/16 ~	400,000	460,320
7.875% due 03/13/18 ~	4,700,000	5,663,500
Transocean Inc (Cayman) 4.950% due 11/15/15	6,400,000	6,928,992

		109,262,433

Financials - 14.2%

Abbey National Treasury Services PLC (United Kingdom) 1.881% due 04/25/14 §	9,000,000	9,087,246
Allstate Life Global Funding Trusts 5.375% due 04/30/13	12,018,000	12,066,517
Ally Financial Inc
3.492% due 02/11/14 §	29,200,000	29,739,908
3.680% due 06/20/14 §	9,500,000	9,767,140
4.500% due 02/11/14	9,600,000	9,828,000
5.500% due 02/15/17	9,200,000	9,999,020
7.500% due 09/15/20	2,900,000	3,548,875
American Express Bank FSB 5.500% due 04/16/13	17,800,000	17,827,750
American Express Centurion Bank 6.000% due 09/13/17	20,500,000	24,510,333
American International Group Inc
5.050% due 10/01/15	7,200,000	7,894,613
5.450% due 05/18/17	4,400,000	5,051,688
5.600% due 10/18/16	6,820,000	7,757,129
5.850% due 01/16/18	7,500,000	8,802,037
8.000% due 05/22/68 § ~	EUR 5,600,000	8,470,470
Australia & New Zealand Banking Group Ltd (Australia) 2.125% due 01/10/14 ~	$5,400,000	5,472,128
Banco do Brasil SA (Brazil) 4.500% due 01/22/15 ~	1,500,000	1,567,500
Banco Santander Brasil SA (Brazil)
2.380% due 03/18/14 § ~	13,000,000	13,035,685
4.250% due 01/14/16 ~	8,400,000	8,799,000
4.500% due 04/06/15 ~	1,000,000	1,045,000
Banco Santander Mexico SA (Mexico) 4.125% due 11/09/22 ~	8,900,000	8,966,750
Bank of America Corp
0.620% due 08/15/16 §	2,800,000	2,713,830
1.722% due 01/30/14 §	13,600,000	13,721,543
4.500% due 04/01/15	5,900,000	6,254,779
Bank of America NA 0.580% due 06/15/17 §	9,600,000	9,241,152
Bank of China Ltd (Hong Kong) 5.550% due 02/11/20 ~	1,700,000	1,914,802
Bank of India (India)
4.750% due 09/30/15 ~	2,700,000	2,857,394
6.250% due 02/16/21 ~	7,000,000	7,909,790
Bank of Montreal (Canada) 2.850% due 06/09/15 ~	3,600,000	3,782,372

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Bank of Nova Scotia (Canada)
1.650% due 10/29/15 ~	$4,200,000	$4,316,542
1.950% due 01/30/17 ~	600,000	624,949
Banque PSA Finance SA (France) 2.205% due 04/04/14 § ~	9,300,000	9,221,554
Barclays Bank PLC (United Kingdom)
2.375% due 01/13/14	500,000	506,792
5.200% due 07/10/14	400,000	421,808
10.179% due 06/12/21 ~	19,520,000	26,251,374
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	1,200,000	1,368,000
BNP Paribas SA (France) 1.205% due 01/10/14 §	16,200,000	16,275,524
BPCE SA (France) 2.375% due 10/04/13 ~	1,700,000	1,717,614
CIT Group Inc 5.250% due 04/01/14 ~	12,600,000	13,119,750
CitiFinancial Inc 6.625% due 06/01/15	4,000,000	4,400,160
Citigroup Inc
0.551% due 06/09/16 §	10,900,000	10,520,288
5.500% due 04/11/13	10,200,000	10,211,954
CNA Financial Corp 5.850% due 12/15/14	9,000,000	9,693,873
Credit Suisse (Switzerland) 2.200% due 01/14/14	3,700,000	3,750,146
Daimler Finance North America LLC 6.500% due 11/15/13	6,500,000	6,740,981
Dexia Credit Local SA (France) 2.750% due 04/29/14 ~	11,000,000	11,263,571
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	2,000,000	2,101,512
Export-Import Bank of Korea (South Korea)
4.000% due 01/29/21	1,800,000	1,947,929
5.125% due 06/29/20	6,800,000	7,853,538
Ford Motor Credit Co LLC
2.750% due 05/15/15	5,800,000	5,923,470
7.000% due 04/15/15	500,000	552,971
8.000% due 12/15/16	500,000	600,753
8.700% due 10/01/14	700,000	776,757
12.000% due 05/15/15	3,300,000	4,011,638
General Electric Capital Corp 3.800% due 06/18/19 ~	12,300,000	13,265,304
GMAC International Finance BV (Netherlands) 7.500% due 04/21/15 ~	EUR 13,000,000	18,184,156
HSBC Bank PLC (United Kingdom) 2.000% due 01/19/14 ~	$3,900,000	3,939,425
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	26,700,000	28,714,568
ING Bank NV (Netherlands) 2.500% due 01/14/16 ~	2,500,000	2,608,968
Intesa Sanpaolo SPA (Italy) 2.688% due 02/24/14 § ~	9,100,000	9,154,673
JPMorgan Chase & Co
3.150% due 07/05/16	6,800,000	7,216,214
3.700% due 01/20/15	4,400,000	4,621,448
7.900% § ±	1,600,000	1,840,938
Lloyds TSB Bank PLC (United Kingdom) 12.000% § ± ~	5,400,000	7,242,237
Merrill Lynch & Co Inc 6.875% due 04/25/18	10,900,000	13,176,694
Metropolitan Life Global Funding I 5.125% due 04/10/13 ~	600,000	600,568
National Australia Bank Ltd (Australia) 5.350% due 06/12/13 ~	6,700,000	6,766,042
National Bank of Canada (Canada) 2.200% due 10/19/16 ~	600,000	629,162
New York Life Global Funding 4.650% due 05/09/13 ~	1,510,000	1,516,632

	Principal Amount	Value
Nordea Bank AB (Sweden) 4.875% due 01/27/20 ~	$22,500,000	$25,745,737
Nykredit Realkredit AS (Denmark)
1.319% due 04/01/38 §	DKK 29,463,335	5,171,939
1.319% due 10/01/38 §	33,865,134	5,947,534
Principal Life Income Funding Trusts 5.300% due 04/24/13	$3,800,000	3,810,902
Realkredit Danmark AS (Denmark) 1.420% due 01/01/38 §	DKK 174,255,251	30,707,850
Santander Finance Preferred SAU (Spain) 11.300% § ±	GBP 7,500,000	11,853,987
Sberbank of Russia (Luxembourg)
4.950% due 02/07/17 ~	$3,400,000	3,638,000
5.400% due 03/24/17 ~	4,400,000	4,763,000
6.125% due 02/07/22 ~	300,000	336,000
SLM Corp
0.601% due 01/27/14 §	9,200,000	9,123,916
5.000% due 10/01/13	1,250,000	1,275,000
Springleaf Finance Corp 6.900% due 12/15/17	5,000,000	5,068,750
State Bank of India (India) 4.500% due 07/27/15 ~	8,100,000	8,538,056
Sumitomo Mitsui Banking Corp (Japan) 1.950% due 01/14/14 ~	2,400,000	2,421,103
Temasek Financial I Ltd (Singapore) 4.300% due 10/25/19 ~	4,000,000	4,568,784
The Bear Stearns Cos LLC
6.400% due 10/02/17	19,100,000	22,833,592
7.250% due 02/01/18	13,000,000	16,179,761
The Dai-ichi Life Insurance Co Ltd (Japan) 7.250% § ± ~	4,700,000	5,318,478
The Korea Development Bank (South Korea) 3.500% due 08/22/17	3,100,000	3,337,832
The Royal Bank of Scotland Group PLC (United Kingdom) 6.990% § ± ~	3,000,000	2,895,000
UBS AG (Switzerland)
1.301% due 01/28/14 §	756,000	759,956
5.875% due 12/20/17	3,000,000	3,563,484
Vesey Street Investment Trust I 4.404% due 09/01/16 §	4,300,000	4,678,323
Vnesheconombank (Ireland)
5.375% due 02/13/17 ~	3,200,000	3,447,680
5.450% due 11/22/17 ~	2,100,000	2,284,380
Wachovia Bank NA 0.678% due 11/03/14 §	16,758,000	16,775,361

		730,327,333

Industrials - 0.5%

CSX Corp 5.600% due 05/01/17	5,000,000	5,825,145
International Lease Finance Corp 5.750% due 05/15/16	1,500,000	1,627,639
Masco Corp 6.125% due 10/03/16	8,200,000	9,165,132
Noble Group Ltd (Bermuda) 6.750% due 01/29/20 ~	8,400,000	9,450,000
UAL Equipment Trust AB 10.850% due 02/19/15 Y	514,968	211,137
UAL Pass-Through Trust ‘A’
9.350% due 04/07/16 Y	60,864	18,488
9.560% due 10/19/18 Y	712,109	218,083

		26,515,624

Information Technology - 0.6%

Baidu Inc (Cayman) 2.250% due 11/28/17	4,900,000	4,974,000
Hewlett-Packard Co 0.568% due 05/24/13 §	25,500,000	25,499,464

		30,473,464

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Materials - 0.5%

Braskem Finance Ltd (Cayman) 5.750% due 04/15/21 ~	$4,000,000	$4,214,000
CSN Islands XI Corp (Cayman) 6.875% due 09/21/19 ~	4,200,000	4,683,000
Gerdau Trade Inc (United Kingdom) 5.750% due 01/30/21 ~	1,200,000	1,287,000
Rio Tinto Alcan Inc (Canada) 5.000% due 06/01/15	2,500,000	2,706,445
Rohm & Haas Co 6.000% due 09/15/17	10,000,000	11,760,150
Xstrata Canada Corp (Canada) 5.375% due 06/01/15	60,000	64,843

		24,715,438

Telecommunication Services - 0.2%

BellSouth Corp 5.200% due 09/15/14	9,100,000	9,696,414
Qtel International Finance Ltd (Bermuda)
3.375% due 10/14/16 ~	300,000	316,800
4.750% due 02/16/21 ~	600,000	670,500
Qwest Corp 6.875% due 09/15/33	1,386,000	1,386,237

		12,069,951

Utilities - 0.4%

Centrais Eletricas Brasileiras SA (Brazil) 6.875% due 07/30/19 ~	6,900,000	7,900,500
ENN Energy Holdings Ltd (Cayman) 6.000% due 05/13/21 ~	1,100,000	1,282,116
Korea Hydro & Nuclear Power Co Ltd (South Korea) 6.250% due 06/17/14 ~	900,000	956,623
Majapahit Holding BV (Netherlands) 7.750% due 10/17/16 ~	2,800,000	3,258,500
TECO Finance Inc 6.750% due 05/01/15	5,600,000	6,172,292
Tokyo Electric Power Co Inc (Japan)
1.500% due 05/30/14	JPY 8,000,000	84,226
1.850% due 07/28/14	36,000,000	380,100

		20,034,357

Total Corporate Bonds & Notes (Cost $944,111,552)		1,016,914,106

SENIOR LOAN NOTES - 0.3%

Consumer Discretionary - 0.0%

Yell Group PLC Term B1 3.954% due 07/31/14 § Y	$5,303,561	966,950

Financials - 0.3%

Springleaf Financial Funding Co 5.500% due 05/10/17 §	16,800,000	16,939,121

Total Senior Loan Notes (Cost $22,042,341)		17,906,071

MORTGAGE-BACKED SECURITIES - 47.8%

Collateralized Mortgage Obligations - Commercial - 3.3%

Banc of America Commercial Mortgage Trust 5.451% due 01/15/49 "	290,000	330,822
Banc of America Large Loan Trust 2.503% due 11/15/15 " § ~	4,253,213	4,288,148
BCRR Trust 5.858% due 07/17/40 " § ~	16,400,000	19,106,303

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/44 "	$900,000	$1,008,470
5.471% due 01/12/45 " §	1,300,000	1,501,007
5.700% due 06/11/50 "	6,900,000	8,118,368
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.322% due 12/11/49 "	235,000	268,073
Commercial Mortgage Pass-Through Certificates 5.467% due 09/15/39 "	34,793,806	39,111,892
Commercial Mortgage Trust
4.799% due 08/10/42 " §	200,000	211,350
5.444% due 03/10/39 "	6,200,000	7,093,563
Credit Suisse Mortgage Capital Certificates 0.433% due 10/15/21 " § ~	22,541,862	22,287,567
GMAC Commercial Mortgage Securities Inc (IO) 1.002% due 05/15/35 " §	847,221	18,979
JPMorgan Chase Commercial Mortgage Securities Trust 5.714% due 02/12/49 " §	5,660,000	6,564,598
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	1,600,000	1,851,982
Merrill Lynch Floating Trust 0.740% due 07/09/21 " § ~	10,750,324	10,595,498
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 "	5,600,000	6,522,905
Morgan Stanley Capital I Trust
5.731% due 07/12/44 " §	6,300,000	7,108,722
5.809% due 12/12/49 "	300,000	352,038
Morgan Stanley Re-REMIC Trust 5.787% due 08/12/45 " § ~	700,000	808,532
Silenus European Loan Conduit Ltd (Ireland) 0.376% due 05/15/19 " § ~	EUR 379,911	463,857
Wachovia Bank Commercial Mortgage Trust
0.283% due 06/15/20 " § ~	$11,989,274	11,829,247
5.342% due 12/15/43 "	16,200,000	18,429,403

		167,871,324

Collateralized Mortgage Obligations - Residential - 4.7%

Adjustable Rate Mortgage Trust 3.079% due 09/25/35 " §	2,360,200	2,240,793
Alternative Loan Trust 0.484% due 02/25/37 " §	317,095	213,911
Alternative Loan Trust (IO) 4.796% due 05/25/35 " §	9,791,539	1,683,400
Arran Residential Mortgages Funding PLC (United Kingdom) 1.626% due 05/16/47 " § ~	EUR 8,921,385	11,628,967
Banc of America Funding Trust
2.631% due 05/25/35 " §	$5,480,941	5,632,228
2.687% due 02/20/36 " §	4,240,439	4,139,694
5.623% due 01/20/47 " §	491,797	385,259
Banc of America Funding Trust (IO) 4.646% due 01/25/36 " §	28,963	11
BCAP LLC Trust
0.374% due 01/25/37 " §	3,212,939	2,402,546
5.250% due 02/26/36 " ~	5,527,523	5,213,927
5.250% due 08/26/37 " ~	13,742,778	14,612,957
5.575% due 03/26/37 " § ~	1,000,000	948,003
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/35 " §	44,055	44,419
2.320% due 08/25/35 " §	1,569,901	1,599,445
2.470% due 10/25/35 " §	1,212,304	1,176,227
2.573% due 04/25/33 " §	16,782	17,425

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
2.600% due 03/25/35 " §	$5,990,774	$6,055,049
2.734% due 08/25/33 " §	5,610,513	5,628,155
2.975% due 01/25/35 " §	866,220	854,754
3.018% due 02/25/34 " §	791,644	785,659
Bear Stearns Alt-A Trust
1.044% due 11/25/34 " §	1,011,018	1,000,783
2.609% due 01/25/36 " § Y	4,121,847	2,845,232
2.768% due 05/25/35 " §	4,466,308	4,087,788
2.926% due 09/25/35 " §	7,032,824	5,950,388
2.932% due 11/25/36 " §	5,050,878	3,446,108
Bear Stearns Structured Products Inc Trust
2.618% due 01/26/36 " §	2,427,693	1,905,275
2.735% due 12/26/46 " §	1,613,163	1,120,579
Citigroup Mortgage Loan Trust Inc
2.340% due 09/25/35 " §	1,822,819	1,800,239
2.550% due 10/25/35 " §	204,397	193,598
2.693% due 08/25/35 " §	2,011,744	1,355,850
Countrywide Home Loan Mortgage Pass-Through Trust
0.524% due 03/25/35 " §	2,234,910	1,794,658
2.783% due 02/20/36 " §	2,526,512	2,203,501
2.829% due 05/20/34 " §	2,901,600	2,856,393
3.057% due 08/25/34 " §	429,540	381,565
Credit Suisse First Boston Mortgage Securities Corp 0.827% due 03/25/32 " § ~	378,517	353,593
Downey Savings & Loan Association Mortgage Loan Trust 2.512% due 07/19/44 " §	1,664,094	1,672,002
Fannie Mae
0.264% due 07/25/37 " §	644,934	614,829
0.603% due 04/18/28 " §	195,387	196,154
0.653% due 10/18/30 " §	1,317	1,322
0.704% due 03/25/17 " §	36,481	36,747
0.804% due 05/25/40 " §	6,653,052	6,710,294
5.000% due 03/25/21 "	63,510	67,074
6.432% due 10/25/42 " §	1,747,367	1,955,750
Fannie Mae (IO) 6.496% due 10/25/35 " §	15,709	2,916
First Horizon Alternative Mortgage Securities Trust
2.358% due 09/25/35 " §	187,617	161,165
2.385% due 03/25/35 " §	1,779,190	1,416,586
2.497% due 06/25/34 " §	8,803,779	8,739,982
6.000% due 01/25/35 "	182,109	185,998
First Horizon Mortgage Pass-Through Trust 2.615% due 08/25/35 " §	398,013	397,691
Freddie Mac
0.553% due 12/15/29 " §	29,186	29,244
3.500% due 07/15/32 "	102,570	105,902
7.000% due 09/15/21 "	46,701	52,697
7.500% due 01/15/23 - 09/20/26 "	1,349,735	1,562,903
Freddie Mac Structured Pass-Through Securities
1.375% due 10/25/44 " §	2,763,559	2,760,808
1.575% due 07/25/44 " §	14,418,762	14,787,760
Government National Mortgage Association 7.000% due 02/16/29 "	176,274	192,183
GreenPoint Mortgage Funding Trust 0.474% due 11/25/45 " §	82,892	68,647
GreenPoint Mortgage Pass-Through Certificates 2.939% due 10/25/33 " §	1,163,414	1,156,834
GSR Mortgage Loan Trust 2.662% due 09/25/35 " §	188,315	194,529
Harborview Mortgage Loan Trust
0.943% due 02/19/34 " §	41,248	41,165
2.959% due 07/19/35 " §	1,612,672	1,532,627

	Principal Amount	Value
Holmes Master Issuer PLC (United Kingdom) 1.545% due 10/15/54 " § ~	EUR 4,489,405	$5,809,871
Impac CMB Trust 0.744% due 05/25/35 " §	$196,765	174,831
IndyMac ARM Trust 1.820% due 01/25/32 " §	42,003	39,818
IndyMac INDEX Mortgage Loan Trust 2.647% due 12/25/34 " §	244,271	215,336
JPMorgan Mortgage Trust
4.863% due 02/25/35 " §	551,816	560,064
5.750% due 01/25/36 "	313,558	296,239
MASTR Adjustable Rate Mortgages Trust 2.671% due 04/21/34 " §	120,102	125,556
MASTR Alternative Loans Trust 0.604% due 03/25/36 " § Y	943,310	196,795
MASTR Asset Securitization Trust 5.500% due 09/25/33 "	67,057	70,844
Merrill Lynch Mortgage Investors Trust
0.414% due 02/25/36 " §	1,148,615	1,025,587
0.454% due 11/25/35 " §	189,233	180,992
1.204% due 10/25/35 " §	463,798	464,933
2.359% due 12/25/34 " §	518,895	529,205
2.440% due 10/25/35 " §	1,526,638	1,519,903
2.579% due 06/25/35 " §	194,373	192,302
PHH Alternative Mortgage Trust 0.364% due 02/25/37 " §	31,983,333	25,003,978
Provident Funding Mortgage Loan Trust 2.590% due 04/25/34 " §	11,484	11,594
Reperforming Loan REMIC Trust 0.544% due 06/25/35 " § ~	7,107,504	6,425,888
Residential Accredit Loans Inc Trust
0.384% due 06/25/46 " §	2,392,969	1,161,060
0.414% due 04/25/46 " §	238,966	121,112
5.750% due 01/25/33 "	68,155	70,190
6.000% due 06/25/36 "	8,704,460	6,847,551
Residential Asset Securitization Trust 0.604% due 01/25/46 " §	2,158,437	973,330
Residential Asset Securitization Trust (IO) 4.746% due 11/25/35 " §	7,010,475	1,083,371
Residential Funding Mortgage Securities I Trust 3.275% due 09/25/35 " §	1,382,356	1,133,118
Sequoia Mortgage Trust 0.553% due 07/20/33 " §	1,903,577	1,884,705
Structured Adjustable Rate Mortgage Loan Trust
2.649% due 01/25/35 " §	1,080,343	1,010,832
2.653% due 08/25/35 " §	317,260	296,320
Structured Asset Mortgage Investments II Trust
0.414% due 05/25/46 " §	1,882,744	1,150,287
0.424% due 05/25/36 " §	1,458,641	992,557
0.434% due 05/25/45 " §	481,736	367,086
0.453% due 07/19/35 " §	1,490,629	1,440,169
0.484% due 02/25/36 " §	1,864,316	1,304,318
0.783% due 07/19/34 " §	53,397	52,699
0.863% due 09/19/32 " §	187,261	185,900
1.043% due 10/19/33 " §	6,212	5,310
Suntrust Alternative Loan Trust (IO) 4.896% due 12/25/35 " §	19,671,325	3,251,296
WaMu Mortgage Pass-Through Certificates
0.474% due 12/25/45 " §	124,216	115,750
0.494% due 10/25/45 " §	131,989	123,183
0.514% due 01/25/45 " §	1,565,085	1,512,240
0.524% due 01/25/45 " §	92,688	88,491
1.577% due 08/25/42 " §	87,121	83,782
2.212% due 02/27/34 " §	1,493,542	1,520,025

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates (IO)
4.646% due 11/25/35 " §	$34,750,958	$5,664,128
4.746% due 11/25/35 " §	9,708,449	1,768,020
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
2.232% due 02/25/33 " §	6,234	6,144
2.446% due 02/25/33 " §	78,398	76,839
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 01/25/35 " §	1,692,931	1,694,741
2.611% due 02/25/35 " §	99,733	99,265
2.624% due 12/25/34 " §	1,055,945	1,058,165
2.641% due 03/25/36 " §	13,847,986	13,960,812
2.722% due 04/25/36 " §	2,960,366	2,803,270
2.745% due 10/25/33 " §	252,956	255,121
2.767% due 03/25/36 " §	367,432	362,557
5.500% due 12/25/35 "	2,970,850	2,988,731
5.582% due 04/25/36 " §	1,396,430	540,162

		242,098,561

Fannie Mae - 37.6%

1.375% due 08/01/42 - 10/01/44 " §	2,421,054	2,465,421
1.877% due 09/01/35 " §	628,120	660,917
1.931% due 02/01/33 " §	654,497	686,359
2.134% due 08/01/36 " §	1,146,708	1,224,846
2.159% due 02/01/33 " §	18,808	20,067
2.163% due 09/01/33 " §	86,381	91,296
2.170% due 03/01/34 " §	37,666	40,109
2.195% due 01/01/25 " §	80,739	81,528
2.211% due 01/01/34 " §	25,011	26,363
2.220% due 04/01/27 " §	14,447	14,548
2.261% due 03/01/33 " §	734,228	764,844
2.278% due 01/01/23 " §	135,151	143,110
2.280% due 12/01/22 " §	28,270	30,201
2.310% due 08/01/22 "	1,200,000	1,214,060
2.354% due 12/01/34 " §	3,189,731	3,384,917
2.422% due 07/01/35 " §	4,017,080	4,277,226
2.450% due 11/01/23 " §	88	89
2.493% due 11/01/34 " §	8,807,561	9,472,543
2.500% due 04/01/28 - 05/01/28 "	36,000,000	37,338,126
2.506% due 07/01/33 " §	67,957	71,694
2.527% due 11/01/34 " §	27,947	29,629
2.537% due 08/01/35 " §	955,427	1,013,085
2.559% due 04/01/35 " §	1,871,254	1,974,595
2.570% due 03/01/33 " §	32,547	34,543
2.870% due 09/01/27 "	4,800,000	4,659,284
2.887% due 06/01/34 " §	25,930	27,440
3.000% due 04/01/28 - 04/01/43 "	119,000,000	123,987,460
3.330% due 11/01/21 "	391,103	427,900
3.453% due 05/01/36 " §	84,726	87,745
3.500% due 07/01/20 - 03/01/41 "	152,530,214	161,732,317
3.627% due 05/01/36 " §	75,566	80,585
3.720% due 05/01/36 " §	2,472,380	2,624,493
4.000% due 07/01/18 - 05/01/43 "	701,442,114	747,990,515
4.500% due 03/01/18 - 05/01/43 "	459,842,481	495,846,797
4.618% due 09/01/34 " §	973,531	1,054,082
4.627% due 07/01/33 " §	44,231	47,037
4.803% due 04/01/34 " §	433,857	468,745
5.000% due 12/01/31 - 04/01/43 "	161,138,453	174,737,194
5.037% due 09/01/35 " §	454,669	487,984
5.167% due 12/01/34 " §	18,796	20,257
5.192% due 08/01/34 " §	15,970	17,171
5.355% due 01/01/36 " §	421,971	454,849
5.500% due 08/01/18 - 04/01/43 "	60,660,385	66,373,688
6.000% due 04/01/16 - 04/01/43 "	79,610,414	87,489,296
6.500% due 12/01/14 - 09/01/37 "	4,172,157	4,707,872
7.500% due 01/01/33 "	61,789	74,975
8.000% due 05/01/30 - 08/01/30 "	13,942	14,881
8.500% due 07/01/32 "	4,885	5,768

		1,938,478,451

	Principal Amount	Value
Federal Housing Authority - 0.0%

6.896% due 07/01/20 "	$171,728	$167,974
7.430% due 10/01/20 - 11/01/22 "	67,537	66,404

		234,378

Freddie Mac - 2.0%

2.262% due 01/01/28 " §	14,629	15,619
2.361% due 05/01/23 " §	5,461	5,542
2.374% due 03/01/32 " §	247,736	262,896
2.375% due 05/01/32 - 07/01/32 " §	43,849	44,528
2.378% due 03/01/32 " §	112,717	118,358
2.457% due 09/01/35 " §	697,197	740,492
4.000% due 09/01/40 - 04/01/43 "	9,164,660	9,745,551
4.391% due 06/01/17 " §	2,477	2,486
4.500% due 08/01/40 - 04/01/43 "	61,146,547	65,492,991
5.500% due 03/01/23 - 04/01/43 "	21,775,654	23,897,350
6.000% due 03/03/18 - 10/01/22 "	1,135,647	1,240,248
6.500% due 01/01/15 - 05/01/17 "	611,385	650,012
7.000% due 10/01/37 "	279,970	322,995

		102,539,068

Government National Mortgage Association - 0.2%

1.625% due 12/20/22 - 03/20/33 " §	2,915,068	3,047,428
1.750% due 05/20/22 - 09/20/32 " §	2,887,755	3,037,047
2.000% due 10/20/24 - 09/20/30 " §	147,844	154,563
2.125% due 03/20/29 " §	41,822	43,532
2.250% due 09/20/22 - 07/20/24 " §	88,552	92,434
2.500% due 11/20/24 - 02/20/25 " §	173,175	181,615
3.000% due 08/20/20 " §	69,914	72,834
3.500% due 05/01/43 "	800,000	858,125
6.000% due 02/15/38 - 03/15/39 "	139,403	156,976
6.500% due 11/15/38 "	98,313	112,378
7.500% due 02/15/31 - 12/15/31 "	77,689	96,127
8.000% due 12/15/29 - 08/15/32 "	600,786	694,709
8.500% due 09/15/16 - 12/15/30 "	611,600	658,852
9.000% due 02/15/17 - 04/15/20 "	12,775	14,561
10.000% due 05/15/19 - 02/15/25 "	10,887	12,216

		9,233,397

Total Mortgage-Backed Securities (Cost $2,415,644,357)		2,460,455,179

ASSET-BACKED SECURITIES - 1.6%

Access Group Inc 1.601% due 10/27/25 " §	17,712,380	17,999,542
ACE Securities Corp Home Equity Loan Trust 0.534% due 11/25/35 " §	7,953,636	7,766,845
Citibank Omni Master Trust 2.953% due 08/15/18 " § ~	15,500,000	16,049,661
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30 "	82,810	84,661
EFS Volunteer No 2 LLC 1.082% due 07/26/27 " § ~	7,502,147	7,586,741
GE-WMC Mortgage Securities Trust 0.244% due 08/25/36 " §	2,143	861
Hillmark Funding CDO (Cayman) 0.539% due 05/21/21 " § ~	18,700,000	18,186,286
IMC Home Equity Loan Trust 6.840% due 08/20/29 " §	12,962	12,806
Long Beach Mortgage Loan Trust 0.764% due 10/25/34 " §	17,007	15,253
Mid-State Trust
7.340% due 07/01/35 "	1,291,581	1,395,525
7.791% due 03/15/38 "	558,181	583,905
8.330% due 04/01/30 "	1,697,872	1,765,716
Penta SA CLO (Luxembourg) 0.564% due 06/04/24 " § ~	EUR 1,742,953	2,118,456

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Renaissance Home Equity Loan Trust 0.644% due 08/25/33 " §	$480,894	$456,870
Saxon Asset Securities Trust 0.724% due 08/25/32 " §	203	203
SLC Private Student Loan Trust 4.750% due 06/15/33 " § ~	4,505,948	4,279,808
SLM Student Loan Trust 0.751% due 01/25/17 " §	2,181,681	2,189,521
Structured Asset Securities Corp Mortgage Pass-Through Certificates 0.784% due 01/25/33 " §	24,793	23,852
U.S. Small Business Administration 4.754% due 08/10/14 "	481,843	493,563

Total Asset-Backed Securities (Cost $79,522,962)		81,010,075

U.S. GOVERNMENT AGENCY ISSUES - 4.3%

Fannie Mae
0.500% due 03/30/16	6,200,000	6,211,761
0.875% due 08/28/17	9,300,000	9,338,362
0.875% due 02/08/18	9,000,000	8,988,471
1.125% due 04/27/17	14,600,000	14,887,197
1.250% due 01/30/17	5,400,000	5,524,475
5.000% due 02/13/17	1,500,000	1,754,179
5.000% due 05/11/17	1,600,000	1,881,178
5.375% due 06/12/17	5,300,000	6,327,506
Freddie Mac
0.875% due 03/07/18	1,700,000	1,699,504
1.000% due 03/08/17	37,200,000	37,703,130
1.000% due 06/29/17	15,900,000	16,108,656
1.000% due 07/28/17	51,300,000	51,855,989
1.000% due 09/29/17	18,000,000	18,153,576
1.250% due 05/12/17	5,600,000	5,730,693
1.250% due 08/01/19	13,100,000	13,069,909
1.250% due 10/02/19	11,000,000	10,949,664
1.750% due 05/30/19	1,700,000	1,752,233
2.375% due 01/13/22	2,500,000	2,609,020
3.750% due 03/27/19	3,700,000	4,250,138
5.000% due 02/16/17	2,000,000	2,333,784
5.500% due 08/23/17	600,000	723,925
Small Business Administration Participation Certificates 6.120% due 09/01/21	652,319	719,847

Total U.S. Government Agency Issues (Cost $219,962,658)		222,573,197

U.S. TREASURY OBLIGATIONS - 30.7%

U.S. Treasury Inflation Protected Securities - 9.1%

0.125% due 04/15/17 ^	7,704,652	8,316,209
0.125% due 01/15/22 ^ ‡	99,596,607	108,529,228
0.125% due 07/15/22 ^	34,744,416	37,922,974
0.625% due 07/15/21 ^	9,398,996	10,767,725
0.625% due 02/15/43 ^	2,804,228	2,827,669
1.125% due 01/15/21 ^	43,893,420	51,818,245
1.250% due 07/15/20 ^	14,464,734	17,301,182
1.375% due 01/15/20 ^	5,324,000	6,350,116
1.750% due 01/15/28 ^	38,028,860	48,471,927
1.875% due 07/15/19 ^	5,068,480	6,213,242
2.000% due 01/15/26 ^	27,030,796	35,270,972
2.125% due 01/15/19 ^	3,646,398	4,453,164
2.125% due 02/15/40 ^	10,014,008	14,162,000
2.375% due 01/15/25 ^	17,468,165	23,502,874
2.375% due 01/15/27 ^	9,020,141	12,307,558
2.500% due 01/15/29 ^ ‡	24,559,563	34,410,256
3.625% due 04/15/28 ^	21,212,087	33,211,828
3.875% due 04/15/29 ^	8,123,770	13,235,400

		469,072,569

	Principal Amount	Value
U.S. Treasury Notes - 21.6%

0.375% due 11/15/15	$72,200,000	$72,324,112
0.375% due 01/15/16	38,500,000	38,548,125
0.375% due 02/15/16	41,800,000	41,835,948
0.750% due 10/31/17	41,400,000	41,539,104
0.750% due 12/31/17 ‡	87,300,000	87,471,188
0.750% due 02/28/18 ‡	77,000,000	77,030,107
0.750% due 03/31/18	25,400,000	25,384,125
0.875% due 01/31/18	25,000,000	25,175,775
1.000% due 06/30/19	29,100,000	29,006,793
1.000% due 11/30/19 ‡	149,900,000	148,494,687
1.125% due 12/31/19	18,500,000	18,451,801
1.125% due 03/31/20	46,700,000	46,335,740
1.250% due 10/31/19 ‡	33,600,000	33,880,279
1.250% due 02/29/20	26,200,000	26,267,544
1.375% due 01/31/20	51,800,000	52,439,419
1.500% due 08/31/18 ‡	73,500,000	76,038,029
1.625% due 08/15/22	53,400,000	52,761,710
1.625% due 11/15/22 ‡	143,800,000	141,395,808
1.750% due 05/15/22	12,700,000	12,749,606
2.000% due 02/15/22	7,000,000	7,202,342
2.000% due 02/15/23 ‡	54,800,000	55,544,951
3.500% due 02/15/18	3,600,000	4,077,846

		1,113,955,039

Total U.S. Treasury Obligations (Cost $1,544,234,600)		1,583,027,608

FOREIGN GOVERNMENT BONDS & NOTES - 20.9%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/17	BRL 754,751,000	382,567,522
10.000% due 01/01/21	47,063,000	23,685,069
10.000% due 01/01/23	8,933,000	4,475,685
Hydro-Quebec (Canada) 8.625% due 06/15/29	$1,000,000	1,599,352
Italy Buoni Poliennali Del Tesoro (Italy) 1.700% due 09/15/18 ^	EUR 99,304	122,845
2.100% due 09/15/21 ^	1,702,736	2,029,519
2.500% due 03/01/15	29,200,000	37,727,312
3.000% due 04/15/15	1,000,000	1,302,226
3.000% due 11/01/15	72,200,000	93,866,227
3.500% due 11/01/17	900,000	1,155,542
3.750% due 08/01/15	6,600,000	8,710,790
3.750% due 04/15/16	200,000	264,684
3.750% due 08/01/16	3,700,000	4,884,540
4.000% due 02/01/17	1,400,000	1,851,508
4.250% due 02/01/15	4,700,000	6,267,464
4.500% due 07/15/15	10,700,000	14,334,400
4.750% due 09/15/16	4,700,000	6,388,591
4.750% due 05/01/17	2,700,000	3,641,419
4.750% due 06/01/17	8,800,000	11,869,908
5.250% due 08/01/17	2,200,000	3,029,521
6.000% due 11/15/14	2,800,000	3,824,884
Italy Certification di Credito del Tesoro (Italy) 2.687% due 09/30/14	43,400,000	54,155,286
Korea Housing Finance Corp (South Korea) 4.125% due 12/15/15 ~	$12,300,000	13,278,244
Mexican Bonos (Mexico)
6.000% due 06/18/15	MXN 62,600,000	5,265,598
6.250% due 06/16/16	74,300,000	6,348,108
10.000% due 12/05/24	548,600,000	63,979,371
Province of British Columbia (Canada) 4.300% due 06/18/42	CAD 800,000	906,732
Province of Ontario (Canada)
1.600% due 09/21/16	$4,400,000	4,531,459
1.650% due 09/27/19	21,400,000	21,424,118
2.850% due 06/02/23	CAD 3,600,000	3,557,155
3.000% due 07/16/18	$2,500,000	2,718,170
3.150% due 06/02/22	CAD 76,700,000	78,521,894
4.000% due 06/02/21	30,800,000	33,706,421
4.200% due 03/08/18	2,000,000	2,184,830
4.200% due 06/02/20	14,400,000	15,937,881

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
4.300% due 03/08/17	CAD 5,900,000	$6,391,875
4.400% due 06/02/19	13,500,000	15,025,619
4.400% due 04/14/20	$2,400,000	2,808,958
4.600% due 06/02/39	CAD 3,300,000	3,826,811
5.500% due 06/02/18	3,800,000	4,389,685
Province of Quebec (Canada)
2.750% due 08/25/21	$4,300,000	4,475,423
3.000% due 09/01/23	CAD 700,000	694,164
3.500% due 07/29/20	$2,400,000	2,663,890
3.500% due 12/01/22	CAD 16,200,000	16,891,791
4.250% due 12/01/21	14,000,000	15,500,123
4.500% due 12/01/16	600,000	651,923
4.500% due 12/01/17	300,000	330,433
4.500% due 12/01/18	1,300,000	1,446,911
4.500% due 12/01/20	400,000	449,901
7.500% due 07/15/23	$2,495,000	3,523,234
Province of Saskatchewan (Canada) 8.500% due 07/15/22	340,000	504,310
Spain Government (Spain)
3.150% due 01/31/16	EUR 4,800,000	6,190,749
3.750% due 10/31/15	32,700,000	42,817,726
4.250% due 10/31/16	9,600,000	12,663,619
4.400% due 01/31/15	3,300,000	4,398,889
Xunta de Galicia (Spain)
5.763% due 04/03/17	4,700,000	6,236,491
6.131% due 04/03/18	2,900,000	3,882,641

Total Foreign Government Bonds & Notes (Cost $1,090,444,712)		1,075,879,441

MUNICIPAL BONDS - 4.0%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	$4,600,000	6,845,858
Buckeye Tobacco Settlement Financing Authority of OH ‘A2’ 5.875% due 06/01/47	5,400,000	4,864,104
California Infrastructure & Economic Development Bank 6.486% due 05/15/49	1,700,000	2,060,502
California State Public Works Board ‘B2’ 7.804% due 03/01/35	4,700,000	5,492,467
Chicago Transit Authority IL ‘A’ 6.899% due 12/01/40	7,200,000	8,839,728
Chicago Transit Authority IL ‘B’
6.200% due 12/01/40	1,900,000	2,186,862
6.300% due 12/01/21	800,000	927,240
6.899% due 12/01/40	6,800,000	8,348,632
Commonwealth of Puerto Rico ‘A’ 5.125% due 07/01/31	335,000	335,017
County of Clark Airport NV ‘C’ 6.820% due 07/01/45	3,300,000	4,635,939
Golden State Tobacco Securitization Corp CA ‘A1’
5.125% due 06/01/47	1,800,000	1,591,074
5.750% due 06/01/47	3,000,000	2,882,910
Illinois Municipal Electric Agency 6.832% due 02/01/35	300,000	358,995
Los Angeles Unified School District CA ‘A1’ 4.500% due 07/01/24	7,100,000	7,904,430
Los Angeles Wastewater Systems Revenue CA ‘A’ 5.713% due 06/01/39	1,600,000	1,880,592
Metropolitan Transportation Authority NY ‘E’ 7.134% due 11/15/30	22,300,000	27,093,608
New York State Dormitory Authority 5.051% due 09/15/27	6,100,000	7,219,167
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39	400,000	469,012
Northern Tobacco Securitization Corp AK ‘A’ 5.000% due 06/01/46	2,300,000	2,054,935
Palomar Community College District CA ‘A’ 4.750% due 05/01/32	400,000	433,708

	Principal Amount	Value
Pennsylvania Economic Development Financing Authority 6.532% due 06/15/39	$1,600,000	$2,008,896
Port Authority of New York & New Jersey 5.647% due 11/01/40	2,000,000	2,472,640
Public Power Generation Agency NE 7.242% due 01/01/41	2,100,000	2,504,859
Salt River Project Agricultural Improvement & Power District Revenue AZ ‘A’ 5.000% due 01/01/38	5,200,000	5,819,996
Southern California Public Power Authority 5.943% due 07/01/40	37,000,000	44,371,140
State of California
7.550% due 04/01/39	3,550,000	5,128,578
7.950% due 03/01/36	1,200,000	1,502,628
State of Iowa 6.750% due 06/01/34	1,000,000	1,190,250
State of Texas ‘A’ 4.750% due 04/01/35	1,700,000	1,803,666
State of Wisconsin ‘A’ 5.050% due 05/01/18	1,700,000	1,961,579
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	9,100,000	7,844,291
Tobacco Settlement Financing Corp LA ‘B’ 5.875% due 05/15/39	4,935,000	5,003,350
Tobacco Settlement Financing Corp NJ ‘1A’ 5.000% due 06/01/41	12,400,000	11,221,132
Tobacco Settlement Financing Corp RI ‘A’
6.125% due 06/01/32	2,735,000	2,781,495
6.250% due 06/01/42	900,000	928,440
Washington State Convention Center Public Facilities District 6.790% due 07/01/40	10,600,000	13,029,308

Total Municipal Bonds (Cost $175,700,164)		205,997,028

SHORT-TERM INVESTMENTS - 0.3%

U.S. Treasury Bills - 0.1%

0.139% due 02/06/14 ‡	300,000	299,689
0.141% due 01/09/14 ‡	522,000	521,539
0.142% due 02/06/14 ‡	2,660,000	2,657,244
0.144% due 02/06/14 ‡	376,000	375,611

		3,854,083

Repurchase Agreements - 0.2%

Citibank Inc 0.240% due 04/01/13 (Dated 03/28/13, repurchase price of $2,800,075; collateralized by Freddie Mac: 1.020% due 10/16/17 and value $2,814,854)	2,800,000	2,800,000
Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $9,306,864; collateralized by Fannie Mae: 4.625% due 10/15/14 and value $9,009,938; and U.S. Treasury Notes: 2.125% due 11/30/14 and value $487,625)	9,306,854	9,306,854

		12,106,854

Total Short-Term Investments (Cost $15,960,255)		15,960,937

TOTAL INVESTMENTS - 131.1% (Cost $6,548,508,835)		6,747,831,997

OTHER ASSETS & LIABILITIES, NET - (31.1%)		(1,598,900,578)

NET ASSETS - 100.0%		$5,148,931,419

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Investments with a total aggregate value of $4,456,685 or less than 0.1% of the portfolio’s net assets were in default as of March 31, 2013.

(c)	As of March 31, 2013, investments with total aggregate values of $4,055,487, $115,272,902 and $35,176,951 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, a reverse repurchase agreement, and swap contracts , respectively. In addition, $18,000 and $1,430,000 in cash was segregated as collateral for swap contracts and delayed delivery securities, respectively.

(d)	Open futures contracts outstanding as of March 31, 2013 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Euribor (12/14)	75	EUR 75,000,000	$43,166
Euribor (03/15)	83	83,000,000	1,095
Euribor (06/15)	81	81,000,000	4,223
Eurodollar (09/13)	41	$41,000,000	1,442
Eurodollar (12/13)	53	53,000,000	3,871
Eurodollar (12/14)	56	56,000,000	9,061
Eurodollar (03/15)	56	56,000,000	11,590
Eurodollar (06/15)	2,339	2,339,000,000	1,011,275
Eurodollar (09/15)	409	409,000,000	196,538
Eurodollar (12/15)	1,968	1,968,000,000	(103,874)
Eurodollar (03/16)	676	676,000,000	(61,943)
Eurodollar (06/16)	56	56,000,000	(6,393)
Eurodollar (09/16)	37	37,000,000	(5,813)
U.S. Treasury 10-Year Notes (06/13)	351	35,100,000	271,266

			1,375,504

Short Futures Outstanding
Euro-Bund 10-Year Notes (06/13)	486	EUR 48,600,000	(1,141,926)

Total Futures Contracts			$233,578

(e)	Reverse repurchase agreements outstanding as of March 31, 2013 were as follows:

Counterparty	Interest Rate		Settlement Date	Maturity Date	Repurchase Amount	Principal Amount
RBC	0.070%		03/26/13	04/02/13	$33,458,580	$33,458,125
BOA	0.190%		03/15/13	04/02/13	18,079,092	18,077,375
RBS	0.100%		03/25/13	04/04/13	199,756	199,750
BNS	0.100%		03/13/13	04/05/13	19,652,005	19,650,750
RBS	(0.050%	)	04/01/13	04/08/13	43,746,075	43,746,500

						$115,132,500

(f)	The average amount of borrowings by the portfolio on reverse repurchase agreements while outstanding during the three-month period ended March 31, 2013 was $59,143,235 at a weighted average interest rate of 0.069%. The average amount of borrowings by the portfolio on sale-buyback financing transactions (See Note 2 in Supplemental Notes to Schedule of Investments) outstanding during the three-month period ended March 31, 2013 was $106,161,499 at a weighted average interest rate of 0.035%.

(g)	Forward foreign currency contracts outstanding as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	778,735,494	USD	393,698,430	04/13	CSF	($8,328,892)
BRL	778,735,494	USD	386,699,520	04/13	HSB	(1,329,982)
DKK	816,000	USD	140,478	05/13	DUB	(101)
EUR	198,000	USD	257,038	04/13	BRC	(3,232)
EUR	201,000	USD	260,548	04/13	CIT	(2,896)
EUR	244,748,000	USD	314,745,928	04/13	HSB	(1,015,511)
EUR	158,000	USD	208,251	04/13	RBS	(5,719)
IDR	1,984,400,000	USD	200,000	08/13	CSF	684
IDR	8,928,000,000	USD	900,000	08/13	JPM	2,894
MXN	526,000	USD	40,774	04/13	CSF	1,808
MXN	406,593,844	USD	30,704,812	04/13	DUB	2,210,765
MXN	144,110,032	USD	11,178,241	04/13	HSB	488,106
MXN	223,892,091	USD	17,726,723	04/13	JPM	398,337
MXN	2,448,350	USD	187,847	04/13	MSC	10,358
MXN	24,677,184	USD	1,901,394	04/13	UBS	96,334
USD	386,699,520	BRL	778,735,494	04/13	CSF	1,329,982
USD	379,186,587	BRL	778,735,494	04/13	HSB	(6,182,951)
USD	390,833,372	BRL	778,735,494	06/13	CSF	8,125,404
USD	76,224,985	CAD	78,466,000	06/13	CIT	(879,901)
USD	120,991,713	CAD	124,394,000	06/13	DUB	(1,244,481)
USD	38,548,369	DKK	214,035,000	05/13	BRC	1,727,953
USD	3,450,769	EUR	2,642,000	04/13	BRC	64,119
USD	1,205,324	EUR	925,000	04/13	CIT	19,613

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	936,629	EUR	714,000	04/13	DUB	$21,387
USD	305,283,783	EUR	229,731,000	04/13	GSC	10,802,919
USD	13,727,795	EUR	10,600,000	04/13	HSB	140,177
USD	897,438	EUR	693,000	04/13	RBC	9,115
USD	6,975,160	EUR	5,436,000	05/13	DUB	5,705
USD	314,814,457	EUR	244,748,000	05/13	HSB	1,024,894
USD	5,048,900	EUR	4,000,000	08/13	BNP	(83,801)
USD	11,810,160	EUR	9,400,000	09/13	BOA	(253,920)
USD	26,636,007	EUR	21,100,000	09/13	UBS	(444,003)
USD	34,331,013	EUR	26,137,546	09/13	UBS	781,023
USD	2,653,119	EUR	2,100,000	04/14	BNP	(48,114)
USD	2,027,760	EUR	1,600,000	04/14	CIT	(30,322)
USD	3,793,590	EUR	3,000,000	06/14	BNP	(68,066)
USD	3,170,000	EUR	2,500,000	06/14	CSF	(48,047)
USD	2,656,500	EUR	2,100,000	07/14	BNP	(47,561)
USD	2,024,960	EUR	1,600,000	08/14	BNP	(36,012)
USD	21,280,111	GBP	14,091,000	06/13	RBS	(122,620)
USD	10,558,316	JPY	939,802,000	04/13	BRC	573,722
USD	1,200,595	JPY	108,933,000	04/13	MSC	43,275
USD	10,541,688	JPY	939,802,000	04/13	UBS	557,094
USD	61,682,877	MXN	802,247,501	04/13	UBS	(3,262,622)
USD	15,009,703	MXN	189,910,263	06/13	JPM	(243,498)

Total Forward Foreign Currency Contracts						$4,753,416

(h)	Transactions in written options for the three-month period ended March 31, 2013 were as follows:

	Notional Amount in $	Notional Amount in EUR	Premium
Outstanding, December 31, 2012	594,100,000	9,900,000	$4,016,820
Call Options Written	253,600,000	39,900,000	494,849
Put Options Written	373,600,000	99,300,000	1,355,630
Call Options Expired	(148,600,000)	-	(120,559)
Put Options Expired	(456,300,000)	(9,900,000)	(2,235,499)

Outstanding, March 31, 2013	616,400,000	139,200,000	$3,511,241

(i)	Premiums received and value of written options outstanding as of March 31, 2013 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC Japanese Yen versus U.S. Dollar	JPY 96.00	04/04/13	BOA	$4,000,000	$40,560	($6,700)

Put - OTC Japanese Yen versus U.S. Dollar	82.00	04/04/13	BNP	5,000,000	6,100	(5)
Put - OTC Japanese Yen versus U.S. Dollar	84.00	04/04/13	BNP	6,400,000	14,400	(6)
Put - OTC Japanese Yen versus U.S. Dollar	86.00	04/04/13	BNP	12,900,000	38,700	(65)
Put - OTC Japanese Yen versus U.S. Dollar	87.00	04/04/13	BNP	6,600,000	13,200	(86)

					72,400	(162)

					$112,960	($6,862)

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/10/20	DUB	$4,200,000	$31,500	($6,870)
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/12/20	CIT	11,600,000	98,160	(20,228)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	27,900,000	248,820	(49,921)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	12,300,000	158,670	(23,291)
Floor - OTC U.S. CPI Urban Consumers NSA	218.01	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/13/20	DUB	12,500,000	122,500	(23,176)

						$659,650	($123,486)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Receive	0.750%	04/02/13	MSC	$26,700,000	$9,370	($2)
Call - OTC 5-Year Interest Rate Swap	Receive	0.750%	04/02/13	RBS	19,800,000	11,880	(2)
Call - OTC 10-Year Interest Rate Swap	Receive	1.500%	05/30/13	RBS	16,100,000	121,555	(2,069)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	BRC	10,900,000	48,900	(39,858)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	JPM	9,100,000	31,281	(33,276)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	MSC	25,800,000	129,525	(94,343)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	RBS	8,700,000	26,535	(26,535)
	Based on 3-Month EUR-LIBOR
Call - OTC 1-Year Interest Rate Swap	Receive	0.400%	03/12/14	BOA	EUR 26,900,000	50,270	(47,933)
Call - OTC 1-Year Interest Rate Swap	Receive	0.400%	03/12/14	BRC	6,500,000	12,566	(11,583)
Call - OTC 1-Year Interest Rate Swap	Receive	0.400%	03/12/14	GSC	6,500,000	13,403	(11,582)

						455,285	(267,183)

	Based on 3-Month USD-LIBOR
Put - OTC 5-Year Interest Rate Swap	Pay	1.150%	04/02/13	MSC	$26,700,000	44,880	(3)
Put - OTC 5-Year Interest Rate Swap	Pay	1.150%	04/02/13	RBS	19,800,000	24,750	(2)
Put - OTC 5-Year Interest Rate Swap	Pay	1.300%	04/29/13	BOA	11,100,000	30,247	(1,666)
Put - OTC 5-Year Interest Rate Swap	Pay	1.300%	04/29/13	DUB	15,400,000	40,728	(2,311)
Put - OTC 5-Year Interest Rate Swap	Pay	1.300%	04/29/13	JPM	10,100,000	33,835	(1,516)
Put - OTC 1-Year Interest Rate Swap	Pay	2.250%	05/28/13	BOA	97,900,000	484,605	(10)
Put - OTC 5-Year Interest Rate Swap	Pay	1.750%	05/30/13	RBS	60,600,000	449,580	(4,260)
Put - OTC 2-Year Interest Rate Swap	Pay	1.200%	07/11/13	DUB	67,300,000	474,987	(1,918)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	BRC	10,900,000	79,150	(33,487)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	JPM	9,100,000	31,281	(27,957)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	MSC	25,800,000	182,190	(79,263)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	RBS	8,700,000	26,535	(26,535)
Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	09/03/13	DUB	32,500,000	108,175	(99,466)
	Based on 3-Month EUR-LIBOR
Put - OTC 2-Year Interest Rate Swap	Pay	1.150%	07/24/13	BOA	EUR 24,700,000	51,352	(5,598)
Put - OTC 2-Year Interest Rate Swap	Pay	1.150%	07/24/13	CSF	10,200,000	19,606	(2,312)
Put - OTC 2-Year Interest Rate Swap	Pay	1.150%	07/24/13	HSB	3,200,000	5,612	(725)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	07/24/13	BRC	14,200,000	72,165	(6,111)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	07/24/13	DUB	7,100,000	36,219	(3,055)
Put - OTC 1-Year Interest Rate Swap	Pay	0.400%	03/12/14	BOA	26,900,000	59,804	(56,678)
Put - OTC 1-Year Interest Rate Swap	Pay	0.400%	03/12/14	BRC	6,500,000	14,241	(13,695)
Put - OTC 1-Year Interest Rate Swap	Pay	0.400%	03/12/14	GSC	6,500,000	13,404	(13,695)

						2,283,346	(380,263)

						$2,738,631	($647,446)

Total Written Options						$3,511,241	($777,794)

(j)	Swap agreements outstanding as of March 31, 2013 were as follows:

Credit Default Swaps on Corporate Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CNA Financial Corp	0.470%	12/20/14	CIT	0.265%	$4,000,000	($14,737)	$-	($14,737)
Everest Reinsurance Holdings Inc	0.535%	12/20/14	BRC	0.423%	2,000,000	(4,154)	-	(4,154)
CNA Financial Corp	0.630%	12/20/14	BOA	0.265%	5,000,000	(32,554)	-	(32,554)
Masco Corp	0.915%	12/20/16	CSF	1.273%	3,200,000	41,115	-	41,115
Rohm & Haas Co	0.580%	09/20/17	UBS	0.368%	5,000,000	(47,772)	-	(47,772)
Marks & Spencer PLC	0.950%	12/20/17	RBC	2.081%	10,000,000	502,904	-	502,904

						$444,802	$-	$444,802

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MetLife Inc	1.000%	09/20/13	JPM	0.119%	$9,030,000	$41,090	($506,399)	$547,489
General Electric Capital Corp	4.000%	12/20/13	CIT	0.156%	4,600,000	135,295	-	135,295
General Electric Capital Corp	4.200%	12/20/13	CIT	0.156%	11,400,000	352,720	-	352,720
General Electric Capital Corp	4.230%	12/20/13	DUB	0.156%	7,700,000	240,006	-	240,006
General Electric Capital Corp	4.325%	12/20/13	CIT	0.156%	7,200,000	229,648	-	229,648
General Electric Capital Corp	4.400%	12/20/13	BRC	0.156%	13,400,000	435,081	-	435,081
General Electric Capital Corp	4.500%	12/20/13	BRC	0.156%	16,900,000	561,637	-	561,637
General Electric Capital Corp	4.700%	12/20/13	BRC	0.156%	13,500,000	469,278	-	469,278
General Electric Capital Corp	4.850%	12/20/13	CIT	0.156%	5,900,000	211,855	-	211,855
General Electric Capital Corp	4.900%	12/20/13	DUB	0.156%	2,800,000	101,611	-	101,611
MetLife Inc	1.000%	06/20/14	DUB	0.205%	15,000,000	151,673	(66,241)	217,914
MetLife Inc	1.000%	12/20/14	CIT	0.384%	8,600,000	94,388	(221,595)	315,983
MetLife Inc	1.000%	12/20/14	CSF	0.384%	17,700,000	194,263	(349,232)	543,495
Berkshire Hathaway Finance Corp	1.000%	03/20/15	BOA	0.338%	4,300,000	57,643	(75,980)	133,623
Mexico Government	1.000%	03/20/15	BRC	0.450%	3,000,000	33,472	(67,496)	100,968
Mexico Government	1.000%	03/20/15	CIT	0.450%	3,000,000	33,472	(68,880)	102,352
Mexico Government	1.000%	03/20/15	DUB	0.450%	1,500,000	16,736	(34,440)	51,176
Berkshire Hathaway Finance Corp	1.000%	03/20/15	GSC	0.338%	2,200,000	29,492	(38,874)	68,366
China Government	1.000%	03/20/15	MSC	0.260%	1,700,000	25,425	(25,506)	50,931
Berkshire Hathaway Finance Corp	1.000%	03/20/15	UBS	0.338%	2,200,000	29,492	(39,880)	69,372
China Government	1.000%	06/20/15	BOA	0.276%	4,500,000	74,011	75,362	(1,351)
China Government	1.000%	06/20/15	CIT	0.276%	1,000,000	16,447	16,386	61
China Government	1.000%	06/20/15	RBS	0.276%	2,200,000	36,183	37,125	(942)
U.S. Treasury Notes	0.250%	09/20/15	UBS	0.249%	EUR 10,100,000	1,214	(62,585)	63,799
Brazilian Government	1.000%	09/20/15	BOA	0.919%	$700,000	1,568	(6,372)	7,940
Mexico Government	1.000%	09/20/15	BOA	0.521%	300,000	3,644	(4,244)	7,888
Brazilian Government	1.000%	09/20/15	BRC	0.919%	2,300,000	5,153	(19,842)	24,995
Brazilian Government	1.000%	09/20/15	CIT	0.919%	1,000,000	2,240	(15,694)	17,934
Mexico Government	1.000%	09/20/15	CIT	0.521%	1,000,000	12,147	(15,080)	27,227
Indonesia Government	1.000%	09/20/15	DUB	0.822%	1,000,000	4,638	(23,587)	28,225
Brazilian Government	1.000%	09/20/15	HSB	0.919%	2,600,000	5,825	(25,870)	31,695
Brazilian Government	1.000%	09/20/15	JPM	0.919%	2,900,000	6,497	(29,862)	36,359
Brazilian Government	1.000%	09/20/15	UBS	0.919%	600,000	1,344	(5,677)	7,021
Mexico Government	1.000%	09/20/15	UBS	0.521%	500,000	6,074	(7,073)	13,147
Brazilian Government	1.000%	12/20/15	BRC	0.959%	13,000,000	17,720	(75,003)	92,723
Mexico Government	1.000%	12/20/15	GSC	0.560%	4,500,000	55,114	(121,173)	176,287
Brazilian Government	1.000%	12/20/15	MSC	0.959%	12,900,000	17,584	(74,426)	92,010
China Government	1.000%	03/20/16	BNP	0.372%	400,000	7,577	4,839	2,738
American International Group Inc	1.000%	03/20/16	BOA	0.625%	13,000,000	147,699	(458,563)	606,262
China Government	1.000%	03/20/16	BRC	0.372%	800,000	15,153	9,560	5,593
American International Group Inc	1.000%	03/20/16	CIT	0.625%	12,900,000	146,563	(460,757)	607,320
Mexico Government	1.000%	03/20/16	DUB	0.593%	12,300,000	151,874	(90,237)	242,111
Mexico Government	1.000%	03/20/16	HSB	0.593%	18,000,000	222,255	(133,510)	355,765
Indonesia Government	1.000%	06/20/16	BRC	0.969%	6,400,000	7,818	(101,386)	109,204
China Government	1.000%	06/20/16	CIT	0.394%	8,100,000	160,131	87,333	72,798
Mexico Government	1.000%	06/20/16	CIT	0.621%	6,200,000	77,167	(13,370)	90,537
China Government	1.000%	06/20/16	DUB	0.394%	7,500,000	148,269	79,080	69,189
United Kingdom Index-Linked Treasury Gilt	1.000%	06/20/16	DUB	0.285%	41,800,000	976,450	860,333	116,117
China Government	1.000%	06/20/16	JPM	0.394%	1,800,000	35,585	19,376	16,209
China Government	1.000%	06/20/16	RBS	0.394%	1,800,000	35,585	18,942	16,643
U.S. Treasury Notes	0.250%	09/20/16	UBS	0.283%	EUR 13,600,000	(19,083)	(190,345)	171,262
China Government	1.000%	09/20/16	DUB	0.443%	$100,000	1,957	552	1,405
Mexico Government	1.000%	09/20/16	GSC	0.671%	2,300,000	26,773	(11,064)	37,837
China Government	1.000%	09/20/16	MSC	0.443%	200,000	3,913	1,072	2,841
Indonesia Government	1.000%	09/20/16	MSC	1.065%	4,400,000	(8,738)	(336,028)	327,290
Mexico Government	1.000%	09/20/16	MSC	0.671%	4,600,000	53,246	(20,427)	73,673
China Government	1.000%	09/20/16	RBS	0.443%	300,000	5,870	2,085	3,785
Mexico Government	1.000%	09/20/16	UBS	0.671%	1,200,000	13,968	(5,265)	19,233
Japanese Government	1.000%	03/20/17	BOA	0.583%	7,600,000	126,785	(53,593)	180,378
Japanese Government	1.000%	03/20/17	GSC	0.583%	2,300,000	38,369	(15,399)	53,768
Japanese Government	1.000%	03/20/17	MSC	0.583%	3,700,000	61,724	(27,338)	89,062
The Goldman Sachs Group Inc	1.000%	06/20/17	CSF	1.132%	10,000,000	(51,900)	(945,393)	893,493
Mexico Government	1.000%	06/20/17	GSC	0.783%	300,000	2,785	(2,793)	5,578
Reynolds American Inc	1.280%	06/20/17	BOA	0.655%	3,600,000	94,986	-	94,986
Reynolds American Inc	1.280%	06/20/17	CIT	0.655%	3,500,000	92,348	-	92,348
UnitedHealth Group Inc	1.000%	03/20/18	BOA	0.551%	10,000,000	222,323	(63,268)	285,591
MetLife Inc	1.000%	03/20/18	DUB	1.172%	7,200,000	(57,762)	(408,988)	351,226

						$6,451,370	($4,106,690)	$10,558,060

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Depreciation
CME - Dow Jones CDX HY17 5Y	5.000%	12/20/16	CME	$1,728,000	($102,600)	$108,000	($210,600)
CME - Dow Jones CDX IG18 5Y	1.000%	06/20/17	CME	79,400,000	-	625,537	(625,537)
CME - Dow Jones CDX HY18 5Y	5.000%	06/20/17	CME	4,950,000	(262,768)	197,053	(459,821)
CME - Dow Jones CDX HY19 5Y	5.000%	12/20/17	CME	800,000	(33,792)	(3,000)	(30,792)

					($399,160)	$927,590	($1,326,750)

Credit Default Swaps on Credit Indices – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC - Dow Jones CDX IG10 5Y	0.463%	06/20/13	GSC	$6,076,343	$7,194	$-	$7,194
OTC - Dow Jones CDX IG10 5Y	0.530%	06/20/13	DUB	4,918,944	6,681	-	6,681
OTC - Dow Jones CDX EM12 5Y	5.000%	12/20/14	DUB	2,100,000	63,599	210,450	(146,851)
OTC - Dow Jones CDX EM13 5Y	5.000%	06/20/15	BRC	7,300,000	325,828	809,700	(483,872)
OTC - Dow Jones CDX EM13 5Y	5.000%	06/20/15	CSF	800,000	35,707	100,000	(64,293)
OTC - Dow Jones CDX EM13 5Y	5.000%	06/20/15	DUB	6,400,000	285,658	697,200	(411,542)
OTC - Dow Jones CDX EM13 5Y	5.000%	06/20/15	GSC	300,000	13,390	37,350	(23,960)
OTC - Dow Jones CDX EM13 5Y	5.000%	06/20/15	HSB	35,400,000	1,578,670	2,948,700	(1,370,030)
OTC - Dow Jones CDX EM13 5Y	5.000%	06/20/15	JPM	2,500,000	111,585	287,600	(176,015)
OTC - Dow Jones CDX EM13 5Y	5.000%	06/20/15	MSC	15,000,000	669,511	1,743,250	(1,073,739)
OTC - Dow Jones CDX IG9 10Y	0.548%	12/20/17	GSC	3,761,546	65,058	-	65,058
OTC - CMBX NA AAA 3	0.080%	12/13/49	BOA	2,400,000	(75,579)	(138,750)	63,171
OTC - CMBX NA AAA 3	0.080%	12/13/49	GSC	400,000	(12,596)	(15,000)	2,404
OTC - CMBX NA AAA 4	0.350%	02/17/51	GSC	10,000,000	(293,211)	(365,625)	72,414
OTC - CMBX NA AAA 4	0.350%	02/17/51	UBS	2,000,000	(58,642)	(67,500)	8,858

					$2,722,853	$6,247,375	($3,524,522)

Total Credit Default Swaps					$9,219,865	$3,068,275	$6,151,590

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues, sovereign issues of an emerging country and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CME - 3-Month USD-LIBOR	CME	Pay	1.500%	03/18/16	$527,300,000	$3,904,203	$2,969,505	$934,698
OTC - 28-Day Mexico Interbank TIIE Banxico	BRC	Pay	5.600%	09/06/16	MXN 24,100,000	55,301	12,013	43,288
OTC - 28-Day Mexico Interbank TIIE Banxico	HSB	Pay	5.600%	09/06/16	337,200,000	773,758	128,118	645,640
OTC - 28-Day Mexico Interbank TIIE Banxico	BRC	Pay	5.000%	09/13/17	4,900,000	2,412	(2,848)	5,260
OTC - 28-Day Mexico Interbank TIIE Banxico	HSB	Pay	5.000%	09/13/17	MXN 14,800,000	7,287	(9,434)	16,721
OTC - 28-Day Mexico Interbank TIIE Banxico	BRC	Pay	5.500%	09/13/17	33,000,000	71,422	(7,366)	78,788
OTC - 28-Day Mexico Interbank TIIE Banxico	HSB	Pay	5.500%	09/13/17	10,000,000	21,643	(2,246)	23,889
OTC - 28-Day Mexico Interbank TIIE Banxico	MSC	Pay	5.500%	09/13/17	33,000,000	71,422	(7,734)	79,156
CME - 1-Day USD-Federal Funds Rate Compounded-OIS	CME	Pay	1.000%	10/15/17	$59,400,000	6,536	(70,012)	76,548

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC - 28-Day Mexico Interbank TIIE Banxico	HSB	Pay	4.750%	02/26/18	MXN 12,700,000	($7,488)	($10,131)	$2,643
OTC - 28-Day Mexico Interbank TIIE Banxico	MSC	Pay	6.350%	06/02/21	160,000,000	851,801	241,346	610,455
OTC - 28-Day Mexico Interbank TIIE Banxico	BOA	Pay	5.500%	09/02/22	20,400,000	525	(30,763)	31,288
OTC - 28-Day Mexico Interbank TIIE Banxico	MSC	Pay	5.500%	09/02/22	67,000,000	1,726	(109,423)	111,149
OTC - 28-Day Mexico Interbank TIIE Banxico	BRC	Pay	5.750%	09/02/22	38,000,000	59,562	(5,253)	64,815
OTC - 28-Day Mexico Interbank TIIE Banxico	UBS	Pay	5.750%	09/02/22	23,000,000	36,050	(3,774)	39,824
CME - 3-Month USD-LIBOR	CME	Receive	2.750%	06/19/43	$303,200,000	17,437,029	19,608,092	(2,171,063)

Total Interest Rate Swaps						$23,293,189	$22,700,090	$593,099

Total Swap Agreements						$32,513,054	$25,768,365	$6,744,689

(k)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Financials	$3,670,855	$-	$1,978,000	$1,692,855
	Convertible Preferred Stocks (1)	64,437,500	64,437,500	-	-
	Corporate Bonds & Notes	1,016,914,106	-	1,016,914,106	-
	Senior Loan Notes	17,906,071	-	17,906,071	-
	Mortgage-Backed Securities	2,460,455,179	-	2,460,220,801	234,378
	Asset-Backed Securities	81,010,075	-	81,010,075	-
	U.S. Government Agency Issues	222,573,197	-	222,573,197	-
	U.S. Treasury Obligations	1,583,027,608	-	1,583,027,608	-
	Foreign Government Bonds & Notes	1,075,879,441	-	1,075,879,441	-
	Municipal Bonds	205,997,028	-	205,997,028	-
	Short-Term Investments	15,960,937	-	15,960,937	-
	Derivatives:
	Credit Contracts
	Swaps	10,295,753	-	10,295,753	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	28,435,668	-	28,435,668	-
	Interest Rate Contracts
	Futures	1,553,527	1,553,527	-	-
	Swaps	23,300,677	-	23,300,677	-

	Total Interest Rate Contracts	24,854,204	1,553,527	23,300,677	-

	Total Assets - Derivatives	63,585,625	1,553,527	62,032,098	-

	Total Assets	6,811,417,622	65,991,027	6,743,499,362	1,927,233

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(1,075,888)	-	(1,075,888)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(23,682,252)	-	(23,682,252)	-
	Written Options	(6,862)	-	(6,862)	-

	Total Foreign Currency Contracts	(23,689,114)	-	(23,689,114)	-
	Interest Rate Contracts
	Futures	(1,319,949)	(1,319,949)	-	-
	Written Options	(770,932)	-	(647,446)	(123,486)
	Swaps	(7,488)	-	(7,488)	-

	Total Interest Rate Contracts	(2,098,369)	(1,319,949)	(654,934)	(123,486)

	Total Liabilities - Derivatives	(26,863,371)	(1,319,949)	(25,419,936)	(123,486)

	Total Liabilities	(26,863,371)	(1,319,949)	(25,419,936)	(123,486)

	Total	$6,784,554,251	$64,671,078	$6,718,079,426	$1,803,747

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

Certain of the portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2013, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at March 31, 2013	Level 1	Level 2	Level 3
Liabilities	Sale-buyback Financing Transactions	($163,714,156)	$-	($163,714,156)	$-
	Reverse Repurchase Agreements	(115,132,500)	-	(115,132,500)	-

	Total	($278,846,656)	$-	($278,846,656)	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 52.1%

Consumer Discretionary - 3.6%

Carnival Corp (Panama) 1.200% due 02/05/16	$2,585,000	$2,590,320
CBS Corp 1.950% due 07/01/17	2,015,000	2,051,300
Cox Communications Inc 5.450% due 12/15/14	3,425,000	3,700,569
D.R. Horton Inc 4.750% due 05/15/17	5,750,000	6,130,937
DIRECTV Holdings LLC
1.750% due 01/15/18	3,860,000	3,821,377
3.500% due 03/01/16	2,070,000	2,199,909
4.750% due 10/01/14	8,125,000	8,598,192
Dollar General Corp 4.125% due 07/15/17	4,480,000	4,832,800
Easton-Bell Sports Inc 9.750% due 12/01/16	1,725,000	1,860,861
NBCUniversal Enterprise Inc 0.965% due 04/15/18 § ~	3,225,000	3,218,689
NBCUniversal Media LLC 2.100% due 04/01/14	7,050,000	7,149,609
Speedway Motorsports Inc 8.750% due 06/01/16	1,860,000	1,971,600
Staples Inc 9.750% due 01/15/14	5,500,000	5,877,999
TCM Sub LLC 3.550% due 01/15/15 ~	8,005,000	8,325,128
The Interpublic Group of Cos Inc
2.250% due 11/15/17	3,820,000	3,824,955
6.250% due 11/15/14	4,848,000	5,211,600
The Walt Disney Co 0.280% due 02/11/15 §	10,935,000	10,934,081
Thomson Reuters Corp (Canada) 5.950% due 07/15/13	3,500,000	3,554,905
Time Warner Cable Inc
7.500% due 04/01/14	1,530,000	1,632,112
8.250% due 02/14/14	1,168,000	1,242,734

		88,729,677

Consumer Staples - 3.9%

Altria Group Inc 8.500% due 11/10/13	5,625,000	5,894,359
Anheuser-Busch InBev Worldwide Inc 1.500% due 07/14/14	4,695,000	4,750,561
Avon Products Inc 2.375% due 03/15/16	2,210,000	2,240,217
BAT International Finance PLC (United Kingdom)
1.400% due 06/05/15 ~	7,085,000	7,173,116
8.125% due 11/15/13 ~	7,361,000	7,690,611
Bunge Ltd Finance Corp
3.200% due 06/15/17	2,665,000	2,760,444
5.350% due 04/15/14	7,033,000	7,345,132
5.875% due 05/15/13	3,457,000	3,476,062
Coca-Cola Amatil Ltd (Australia) 3.250% due 11/02/14 ~	8,145,000	8,430,189
General Mills Inc 0.601% due 01/29/16 §	1,610,000	1,612,504
Heineken NV (Netherlands) 1.400% due 10/01/17 ~	3,845,000	3,833,334
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	8,745,000	8,814,112
Kraft Foods Group Inc 1.625% due 06/04/15	5,345,000	5,430,247
PepsiCo Inc 0.497% due 02/26/16 §	3,940,000	3,945,150

	Principal Amount	Value
Pernod-Ricard SA (France) 2.950% due 01/15/17 ~	$6,600,000	$6,940,652
Reynolds American Inc 1.050% due 10/30/15	1,310,000	1,311,293
SABMiller Holdings Inc 1.850% due 01/15/15 ~	7,885,000	8,015,639
Spectrum Brands Inc 9.500% due 06/15/18	2,525,000	2,872,187
The Coca-Cola Co 0.264% due 03/05/15 §	4,320,000	4,323,711

		96,859,520

Energy - 6.1%

Anadarko Petroleum Corp 6.375% due 09/15/17	5,805,000	6,938,525
Antero Resources Finance Corp 9.375% due 12/01/17	3,026,000	3,298,340
BG Energy Capital PLC (United Kingdom) 2.875% due 10/15/16 ~	6,400,000	6,786,662
Bill Barrett Corp 9.875% due 07/15/16	1,750,000	1,881,250
Canadian Natural Resources Ltd (Canada)
1.450% due 11/14/14	2,395,000	2,422,571
5.700% due 05/15/17	5,985,000	6,997,818
Chesapeake Energy Corp 3.250% due 03/15/16	4,225,000	4,283,094
DCP Midstream LLC
5.375% due 10/15/15 ~	4,075,000	4,431,941
9.700% due 12/01/13 ~	3,090,000	3,263,368
DCP Midstream Operating LP 2.500% due 12/01/17	2,100,000	2,135,207
Ensco PLC (United Kingdom) 3.250% due 03/15/16	7,585,000	8,085,337
Enterprise Products Operating LLC
1.250% due 08/13/15	3,930,000	3,961,039
5.650% due 04/01/13	5,950,000	5,950,000
Gazprom OAO (Luxembourg) 4.950% due 05/23/16 ~	4,880,000	5,233,019
Kinder Morgan Energy Partners LP
3.500% due 03/01/16	2,035,000	2,175,382
5.125% due 11/15/14	2,985,000	3,195,890
Korea National Oil Corp (South Korea) 4.000% due 10/27/16 ~	1,070,000	1,166,117
Magellan Midstream Partners LP 6.450% due 06/01/14	2,610,000	2,766,817
Marathon Oil Corp 0.900% due 11/01/15	4,970,000	4,961,029
Noble Corp (Cayman) 5.875% due 06/01/13	40,000	40,362
Noble Holding International Ltd (Cayman)
2.500% due 03/15/17	770,000	792,837
3.450% due 08/01/15	3,813,000	3,995,746
7.375% due 03/15/14	700,000	742,746
ONEOK Partners LP 3.250% due 02/01/16	7,260,000	7,675,417
Petrohawk Energy Corp
7.250% due 08/15/18	7,800,000	8,741,491
10.500% due 08/01/14	1,650,000	1,745,311
Phillips 66 1.950% due 03/05/15	3,415,000	3,491,667
Pioneer Natural Resources Co 5.875% due 07/15/16	7,140,000	8,081,438
Regency Energy Partners LP 9.375% due 06/01/16	488,000	519,720
Rowan Cos Inc 5.000% due 09/01/17	2,035,000	2,271,432
Talisman Energy Inc (Canada) 5.125% due 05/15/15	6,030,000	6,476,950
Tennessee Gas Pipeline Co LLC 8.000% due 02/01/16	4,595,000	5,455,643

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
TransCanada PipeLines Ltd (Canada) 0.875% due 03/02/15	$1,455,000	$1,462,019
Transocean Inc (Cayman)
2.500% due 10/15/17	2,070,000	2,099,330
4.950% due 11/15/15	4,465,000	4,834,055
5.050% due 12/15/16	1,740,000	1,935,155
Williams Partners LP 3.800% due 02/15/15	4,630,000	4,877,862
Woodside Finance Ltd (Australia)
4.500% due 11/10/14 ~	5,115,000	5,400,499
5.000% due 11/15/13 ~	745,000	763,880

		151,336,966

Financials - 21.1%

ACE INA Holdings Inc 5.875% due 06/15/14	3,000,000	3,188,868
Aflac Inc 2.650% due 02/15/17	920,000	968,463
Ally Financial Inc 3.125% due 01/15/16	6,000,000	6,079,518
American Express Credit Corp
1.750% due 06/12/15	3,590,000	3,670,168
5.125% due 08/25/14	5,650,000	6,004,374
American International Group Inc
3.000% due 03/20/15	1,390,000	1,442,795
4.250% due 09/15/14	10,435,000	10,938,040
American Tower Corp REIT 4.625% due 04/01/15	12,109,000	12,918,717
Bank of America Corp
1.104% due 03/22/16 §	2,485,000	2,477,276
1.250% due 01/11/16	4,865,000	4,849,675
1.500% due 10/09/15	13,145,000	13,196,542
Bank of Nova Scotia (Canada) 0.750% due 10/09/15	5,815,000	5,816,303
Barclays Bank PLC (United Kingdom) 5.200% due 07/10/14	14,020,000	14,784,370
BB&T Corp
1.600% due 08/15/17	3,130,000	3,165,047
5.700% due 04/30/14	6,345,000	6,699,609
Berkshire Hathaway Inc 2.200% due 08/15/16	11,000,000	11,538,252
Boston Properties LP REIT 5.000% due 06/01/15	5,860,000	6,378,147
Capital One Financial Corp
2.125% due 07/15/14	647,000	657,328
2.150% due 03/23/15	5,485,000	5,600,185
7.375% due 05/23/14	5,075,000	5,449,383
CIT Group Inc 4.750% due 02/15/15 ~	3,770,000	3,958,500
Citigroup Inc
1.084% due 04/01/16 §	8,940,000	8,951,792
1.250% due 01/15/16	8,235,000	8,231,360
CNH Capital LLC 3.875% due 11/01/15	8,230,000	8,476,900
Daimler Finance North America LLC
0.894% due 03/28/14 § ~	7,320,000	7,340,262
1.875% due 09/15/14 ~	8,005,000	8,125,187
DNB Bank ASA (Norway) 3.200% due 04/03/17 ~	10,220,000	10,838,903
Fifth Third Bancorp
3.625% due 01/25/16	2,690,000	2,877,786
6.250% due 05/01/13	5,445,000	5,469,780
Ford Motor Credit Co LLC
2.750% due 05/15/15	7,465,000	7,623,915
3.000% due 06/12/17	4,180,000	4,292,827
3.875% due 01/15/15	6,325,000	6,578,095
General Electric Capital Corp
0.993% due 04/02/18 §	17,450,000	17,480,026
1.875% due 09/16/13	2,125,000	2,138,090

	Principal Amount	Value
Harley-Davidson Financial Services Inc 1.150% due 09/15/15 ~	$5,560,000	$5,582,685
HSBC USA Inc 2.375% due 02/13/15	3,900,000	4,014,621
Hyundai Capital America 1.625% due 10/02/15 ~	3,450,000	3,475,678
Hyundai Capital Services Inc (South Korea)
3.500% due 09/13/17 ~	2,410,000	2,568,274
4.375% due 07/27/16 ~	5,000,000	5,408,245
JPMorgan Chase & Co
0.908% due 02/26/16 §	5,750,000	5,757,458
2.000% due 08/15/17	12,075,000	12,313,747
KeyCorp 3.750% due 08/13/15	3,492,000	3,723,027
Kilroy Realty LP REIT 5.000% due 11/03/15	4,780,000	5,205,363
MetLife Inc 2.375% due 02/06/14	1,550,000	1,575,039
Metropolitan Life Global Funding I
1.500% due 01/10/18 ~	4,180,000	4,204,980
1.700% due 06/29/15 ~	11,010,000	11,248,917
Morgan Stanley
1.538% due 02/25/16 §	12,125,000	12,185,285
1.902% due 01/24/14 §	11,325,000	11,420,719
National Bank of Canada (Canada) 1.450% due 11/07/17	10,080,000	10,057,663
National Rural Utilities Cooperative Finance Corp 1.000% due 02/02/15	1,015,000	1,025,146
New York Life Global Funding 2.450% due 07/14/16 ~	7,735,000	8,122,686
Nissan Motor Acceptance Corp 1.950% due 09/12/17 ~	6,340,000	6,442,949
Nordea Bank AB (Sweden) 2.125% due 01/14/14 ~	14,815,000	14,990,158
Principal Financial Group Inc 1.850% due 11/15/17	1,225,000	1,239,662
Principal Life Global Funding II 1.000% due 12/11/15 ~	5,575,000	5,594,055
Prudential Financial Inc 5.100% due 09/20/14	5,249,000	5,583,094
Simon Property Group LP REIT 4.200% due 02/01/15	9,171,000	9,678,110
SLM Corp 4.625% due 09/25/17	9,660,000	10,048,515
Societe Generale SA (France) 2.500% due 01/15/14 ~	2,660,000	2,701,496
Sumitomo Mitsui Banking Corp (Japan)
0.900% due 01/18/16	4,790,000	4,778,672
1.900% due 01/12/15 ~	6,500,000	6,615,206
Sumitomo Mitsui Trust Bank Ltd (Japan) 1.800% due 03/28/18 ~	7,980,000	7,998,960
Sun Life Financial Global Funding III LP 0.574% due 10/06/13 § ~	9,335,000	9,334,757
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	11,435,000	11,408,745
The Bank of New York Mellon Corp 0.513% due 03/04/16 §	6,290,000	6,292,698
The Goldman Sachs Group Inc 1.600% due 11/23/15	17,100,000	17,267,717
The Royal Bank of Scotland Group PLC (United Kingdom) 2.550% due 09/18/15	5,235,000	5,383,684
Toyota Motor Credit Corp 0.430% due 03/10/15 §	2,400,000	2,403,461
U.S. Bancorp 2.200% due 11/15/16	9,075,000	9,478,892
UBS AG (Switzerland) 1.301% due 01/28/14 §	5,125,000	5,151,819

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Union Bank NA 2.125% due 06/16/17	$7,260,000	$7,483,056
Ventas Realty LP REIT
2.000% due 02/15/18	1,945,000	1,959,136
3.125% due 11/30/15	4,850,000	5,130,034
Volkswagen International Finance NV (Netherlands) 1.625% due 03/22/15 ~	10,995,000	11,138,595
WEA Finance LLC 5.750% due 09/02/15 ~	5,280,000	5,867,104
Wells Fargo & Co
1.250% due 02/13/15	7,870,000	7,964,377
2.100% due 05/08/17	6,630,000	6,846,304

		524,877,272

Health Care - 3.4%

AbbVie Inc 1.200% due 11/06/15 ~	10,165,000	10,250,498
Actavis Inc
1.875% due 10/01/17	4,955,000	5,020,332
5.000% due 08/15/14	4,765,000	5,028,309
Agilent Technologies Inc
2.500% due 07/15/13	3,700,000	3,721,534
6.500% due 11/01/17	5,905,000	7,081,808
Boston Scientific Corp 4.500% due 01/15/15	3,719,000	3,947,019
Cardinal Health Inc 1.900% due 06/15/17	3,390,000	3,446,355
Catholic Health Initiatives 1.600% due 11/01/17	675,000	684,013
Celgene Corp 1.900% due 08/15/17	15,165,000	15,420,363
Express Scripts Holding Co
2.750% due 11/21/14	5,095,000	5,249,898
3.125% due 05/15/16	2,750,000	2,907,454
Gilead Sciences Inc 2.400% due 12/01/14	4,465,000	4,590,042
Life Technologies Corp 3.500% due 01/15/16	4,365,000	4,559,173
McKesson Corp 0.950% due 12/04/15	1,935,000	1,941,573
UnitedHealth Group Inc
0.850% due 10/15/15	2,155,000	2,162,885
1.875% due 11/15/16	2,145,000	2,217,229
WellPoint Inc
1.250% due 09/10/15	3,630,000	3,662,209
6.000% due 02/15/14	4,017,000	4,204,875

		86,095,569

Industrials - 2.8%

Aircastle Ltd (Bermuda) 9.750% due 08/01/18	3,670,000	4,206,738
Eaton Corp 1.500% due 11/02/17 ~	2,745,000	2,757,130
ERAC USA Finance LLC
1.400% due 04/15/16 ~	505,000	508,360
2.750% due 07/01/13 ~	9,825,000	9,877,770
2.750% due 03/15/17 ~	2,050,000	2,138,279
Florida East Coast Railway Corp 8.125% due 02/01/17	3,210,000	3,458,775
GATX Corp
2.375% due 07/30/18	1,240,000	1,256,367
3.500% due 07/15/16	4,875,000	5,167,466
General Electric Co 0.850% due 10/09/15	10,740,000	10,782,530
Heathrow Funding Ltd (United Kingdom) 2.500% due 06/25/17 ~	8,010,000	8,252,287
John Deere Capital Corp 0.404% due 01/12/15 §	8,810,000	8,815,409

	Principal Amount	Value
Penske Truck Leasing Co LP 2.875% due 07/17/18 ~	$1,735,000	$1,772,198
Roper Industries Inc
1.850% due 11/15/17	1,100,000	1,110,714
6.625% due 08/15/13	1,770,000	1,807,775
Southwest Airlines Co 5.250% due 10/01/14	4,000,000	4,228,740
Waste Management Inc 5.000% due 03/15/14	2,925,000	3,044,984

		69,185,522

Information Technology - 2.1%

Altera Corp 1.750% due 05/15/17	4,020,000	4,113,425
Arrow Electronics Inc 3.375% due 11/01/15	2,270,000	2,358,417
Autodesk Inc 1.950% due 12/15/17	1,945,000	1,929,395
Broadcom Corp
1.500% due 11/01/13	2,045,000	2,057,125
2.375% due 11/01/15	4,385,000	4,575,629
Fiserv Inc 3.125% due 06/15/16	1,435,000	1,513,289
Hewlett-Packard Co
2.350% due 03/15/15	2,910,000	2,970,278
2.625% due 12/09/14	850,000	871,827
6.125% due 03/01/14	5,000,000	5,234,550
HP Enterprise Services LLC 6.000% due 08/01/13	2,950,000	3,000,952
International Business Machines Corp 0.273% due 02/04/15 §	16,005,000	16,012,458
Xerox Corp
1.110% due 05/16/14 §	1,845,000	1,839,712
2.950% due 03/15/17	800,000	825,027
5.650% due 05/15/13	5,187,000	5,215,778

		52,517,862

Materials - 1.7%

ArcelorMittal (Luxembourg) 5.375% due 06/01/13	3,765,000	3,788,881
Ashland Inc 3.000% due 03/15/16 ~	5,975,000	6,094,500
Barrick Gold Financeco LLC 6.125% due 09/15/13	3,540,000	3,625,431
CRH America Inc 5.300% due 10/15/13	1,220,000	1,248,287
Eastman Chemical Co 2.400% due 06/01/17	3,870,000	4,022,679
Goldcorp Inc (Canada) 2.125% due 03/15/18	2,565,000	2,577,620
International Paper Co 5.300% due 04/01/15	3,360,000	3,633,396
Rock-Tenn Co 3.500% due 03/01/20	5,145,000	5,270,435
Teck Resources Ltd (Canada) 2.500% due 02/01/18	1,805,000	1,824,680
The Dow Chemical Co 2.500% due 02/15/16	9,250,000	9,640,813

		41,726,722

Telecommunication Services - 3.4%

America Movil SAB de CV (Mexico)
2.375% due 09/08/16	3,640,000	3,762,937
3.625% due 03/30/15	2,500,000	2,633,430
AT&T Inc
0.677% due 02/12/16 §	5,000,000	5,024,195
0.875% due 02/13/15	3,760,000	3,769,291
CC Holdings GS V LLC 2.381% due 12/15/17 ~	5,335,000	5,377,824
Crown Castle Towers LLC 4.523% due 01/15/35 ~	7,250,000	7,705,104

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Digicel Ltd (Bermuda) 12.000% due 04/01/14 ~	$1,650,000	$1,757,250
GTP Acquisition Partners I LLC 4.347% due 06/15/41 ~	2,485,000	2,646,200
Rogers Communications Inc (Canada) 6.375% due 03/01/14	12,500,000	13,144,925
SBA Tower Trust 2.933% due 12/15/42 ~	9,280,000	9,765,660
Telecom Italia Capital SA (Luxembourg) 5.250% due 11/15/13	10,175,000	10,388,848
Telefonica Emisiones SAU (Spain) 2.582% due 04/26/13	4,720,000	4,727,599
UPC Holding BV (Netherlands) 9.875% due 04/15/18 ~	4,585,000	5,140,931
Verizon Communications Inc 0.481% due 03/06/15 § ~	6,155,000	6,155,554
Vivendi SA (France) 2.400% due 04/10/15 ~	3,520,000	3,594,726

		85,594,474

Utilities - 4.0%

CenterPoint Energy Resources Corp 7.875% due 04/01/13	10,370,000	10,370,000
CMS Energy Corp
2.750% due 05/15/14	6,235,000	6,369,726
4.250% due 09/30/15	2,195,000	2,367,251
Commonwealth Edison Co
1.625% due 01/15/14	6,000,000	6,054,960
1.950% due 09/01/16	1,605,000	1,663,900
Dominion Resources Inc 1.950% due 08/15/16	2,165,000	2,234,663
DTE Energy Co 0.987% due 06/03/13 §	4,645,000	4,649,617
Duke Energy Corp
1.625% due 08/15/17	2,775,000	2,803,699
2.150% due 11/15/16	6,350,000	6,568,332
Enel Finance International NV (Netherlands) 3.875% due 10/07/14 ~	1,855,000	1,907,328
Georgia Power Co
0.600% due 03/15/16 §	2,445,000	2,448,205
1.300% due 09/15/13	5,150,000	5,173,046
Great Plains Energy Inc 2.750% due 08/15/13	2,915,000	2,933,134
Iberdrola Finance Ireland Ltd (Ireland) 3.800% due 09/11/14 ~	5,195,000	5,351,063
Korea Hydro & Nuclear Power Co Ltd (South Korea) 3.125% due 09/16/15 ~	4,240,000	4,434,065
MidAmerican Energy Holdings Co 5.000% due 02/15/14	7,054,000	7,321,086
Mississippi Power Co 2.350% due 10/15/16	1,430,000	1,500,622
NextEra Energy Capital Holdings Inc 1.200% due 06/01/15	2,315,000	2,333,749
NiSource Finance Corp 5.400% due 07/15/14	6,499,000	6,865,115
Progress Energy Inc 6.050% due 03/15/14	3,448,000	3,623,293
PSEG Power LLC 2.750% due 09/15/16	1,755,000	1,826,918
Sempra Energy 1.040% due 03/15/14 §	6,255,000	6,288,758
Sierra Pacific Power Co 5.450% due 09/01/13	2,106,000	2,147,650
The Southern Co 1.950% due 09/01/16	1,995,000	2,061,390

		99,297,570

Total Corporate Bonds & Notes (Cost $1,275,618,989)		1,296,221,154

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 22.8%

Collateralized Mortgage Obligations - Commercial - 4.3%

Banc of America Commercial Mortgage Trust 5.372% due 09/10/45 " §	$2,620,000	$2,907,704
Banc of America Merrill Lynch Commercial Mortgage Inc 4.668% due 07/10/43 "	2,070,000	2,219,362
Bear Stearns Commercial Mortgage Securities Trust
4.674% due 06/11/41 "	465,000	497,567
4.978% due 07/11/42 " §	4,200,000	4,408,217
5.116% due 02/11/41 " §	3,695,000	3,951,331
Citigroup Commercial Mortgage Trust 5.365% due 04/15/40 " §	4,070,000	4,224,654
Commercial Mortgage Trust
5.167% due 06/10/44 " §	1,555,000	1,699,135
5.354% due 07/10/37 " §	12,755,000	13,315,582
5.866% due 07/10/38 " §	2,415,000	2,733,858
DBUBS Mortgage Trust 2.238% due 08/10/44 "	1,584,972	1,611,955
GE Capital Commercial Mortgage Corp 4.772% due 06/10/48 " §	3,730,000	3,983,851
JPMorgan Chase Commercial Mortgage Securities Corp
1.031% due 05/15/45 "	607,480	612,034
1.525% due 07/15/46 " ~	4,119,866	4,167,257
5.370% due 06/12/41 " §	5,255,000	5,491,974
5.481% due 12/12/44 " §	2,510,000	2,770,883
LB-UBS Commercial Mortgage Trust 5.197% due 11/15/30 " §	1,285,000	1,399,208
Morgan Stanley Capital I Trust
1.480% due 06/15/44 " ~	2,687,302	2,716,556
4.700% due 07/15/56 "	12,800,000	13,559,136
4.780% due 12/13/41 "	5,202,899	5,476,361
5.731% due 07/12/44 " §	12,025,000	13,568,631
Wachovia Bank Commercial Mortgage Trust 5.088% due 08/15/41 " §	13,000,000	13,554,983
WFRBS Commercial Mortgage Trust 1.607% due 06/15/44 " ~	3,093,810	3,140,313

		108,010,552

Collateralized Mortgage Obligations - Residential - 5.6%

Bear Stearns Adjustable Rate Mortgage Trust
2.609% due 04/25/34 " §	392,800	386,966
3.485% due 11/25/34 " §	1,281,488	1,294,799
Bear Stearns Alt-A Trust
0.844% due 04/25/34 " §	602,810	566,559
0.904% due 01/25/35 " §	2,036,141	1,961,718
Chase Mortgage Finance Trust
2.933% due 02/25/37 " §	1,210,236	1,219,267
2.944% due 02/25/37 " §	1,325,421	1,321,633
2.969% due 02/25/37 " §	2,437,875	2,424,721
3.001% due 02/25/37 " §	566,960	565,644
3.021% due 02/25/37 " §	3,075,373	3,090,883
Countrywide Home Loan Mortgage Pass-Through Trust
2.908% due 02/19/34 " §	1,858,461	1,776,588
2.920% due 11/20/34 " §	598,127	566,159
Fannie Mae 5.000% due 08/25/19 "	7,067,998	7,593,946
Fosse Master Issuer PLC (United Kingdom) 1.703% due 10/18/54 " § ~	4,120,000	4,203,883
Freddie Mac
0.653% due 05/15/36 - 09/15/42 " §	32,522,770	32,896,807
7.000% due 09/15/30 "	1,067,294	1,247,406

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Freddie Mac Multifamily Structured Pass-Through Certificates 1.426% due 08/25/17 "	$7,240,000	$7,390,635
Government National Mortgage Association 2.000% due 06/16/42 "	9,440,273	9,671,654
Harborview Mortgage Loan Trust 0.543% due 06/20/35 " §	924,835	876,263
Holmes Master Issuer PLC (United Kingdom) 1.854% due 10/21/54 " § ~	2,425,000	2,466,002
JPMorgan Mortgage Trust
2.991% due 07/25/35 " §	492,491	501,953
3.003% due 07/25/35 " §	1,797,817	1,837,394
3.050% due 07/25/35 " §	1,827,312	1,865,028
MASTR Adjustable Rate Mortgages Trust 1.844% due 09/25/34 " §	846,577	794,878
Merrill Lynch Mortgage Investors Trust 2.685% due 12/25/35 " §	5,582,000	5,139,278
Sequoia Mortgage Trust 0.896% due 11/20/34 " §	811,942	801,855
Silverstone Master Issuer PLC (United Kingdom)
1.702% due 01/21/55 " § ~	5,135,000	5,172,393
1.852% due 01/21/55 " § ~	17,190,000	17,625,354
Structured Adjustable Rate Mortgage Loan Trust
2.696% due 06/25/34 " §	3,404,804	3,398,459
2.786% due 05/25/34 " §	919,974	937,149
2.816% due 11/25/34 " §	1,940,387	1,966,228
Structured Asset Securities Corp 2.596% due 07/25/33 " §	489,844	483,628
WaMu Mortgage Pass-Through Certificates
0.494% due 07/25/45 " §	3,410,000	3,196,945
0.524% due 08/25/45 " §	2,236,163	2,105,851
2.491% due 09/25/35 " §	9,000,000	8,477,631
2.554% due 06/25/34 " §	811,615	826,140
Washington Mutual MSC Mortgage Pass-Through Certificates 7.000% due 03/25/34 "	757,026	802,637
Wells Fargo Mortgage-Backed Securities Trust 2.748% due 08/25/33 " §	1,731,603	1,781,389

		139,235,723

Fannie Mae - 10.4%

2.125% due 03/01/35 " §	1,049,922	1,113,512
2.195% due 01/01/35 " §	37,025	39,261
2.196% due 04/01/34 " §	2,371,355	2,534,037
2.300% due 06/01/35 " §	1,577,199	1,688,976
2.361% due 02/01/33 " §	456,517	487,038
2.382% due 06/01/35 " §	1,357,344	1,446,975
2.384% due 06/01/33 " §	1,695,670	1,807,406
2.402% due 01/01/34 " §	3,749,720	4,007,237
2.448% due 05/01/35 " §	692,396	731,364
2.493% due 02/01/33 " §	266,645	282,824
2.500% due 10/01/27 - 04/01/28 "	11,077,448	11,501,345
2.519% due 05/01/35 " §	3,758,505	3,974,973
2.545% due 12/01/33 " §	2,161,124	2,294,234
2.560% due 01/01/35 " §	1,335,543	1,416,355
2.620% due 04/01/33 " §	335,436	356,641
2.625% due 02/01/34 " §	1,619,818	1,732,252
2.657% due 12/01/33 " §	1,388,628	1,478,079
2.664% due 04/01/35 " §	696,723	742,237
2.703% due 11/01/35 " §	1,149,022	1,227,810
2.724% due 10/01/34 " §	956,545	1,012,113
2.810% due 07/01/35 " §	1,830,004	1,966,826
2.875% due 05/01/33 " §	53,195	53,553
2.925% due 05/01/33 - 08/01/33 " §	4,248,091	4,528,397
2.944% due 07/01/35 " §	1,955,565	2,097,343
3.000% due 09/01/27 "	14,182,663	14,939,660

	Principal Amount	Value
3.500% due 12/01/25 - 04/01/28 "	$36,248,779	$38,454,088
4.000% due 07/01/25 - 10/01/41 "	25,165,697	26,896,762
4.500% due 05/01/25 - 10/01/26 "	39,435,997	42,448,676
5.000% due 07/01/24 - 07/01/35 "	10,359,714	11,235,719
5.500% due 01/01/18 - 12/01/39 "	63,372,626	69,235,282
6.000% due 01/01/18 - 03/01/37 "	4,065,090	4,422,704
6.500% due 05/01/33 "	1,469,513	1,663,244
7.000% due 05/01/33 - 06/01/33 "	730,499	845,763

		258,662,686

Freddie Mac - 1.9%

2.197% due 02/01/35 " §	642,265	683,341
2.393% due 08/01/35 " §	2,883,067	3,080,559
2.424% due 09/01/35 " §	2,526,728	2,696,666
2.850% due 03/01/35 " §	1,001,192	1,063,752
2.904% due 03/01/35 " §	822,242	878,780
4.000% due 08/01/26 "	24,056,274	25,604,668
5.500% due 03/01/18 - 07/01/38 "	5,673,957	6,142,859
6.000% due 04/01/33 "	5,067,990	5,901,310

		46,051,935

Government National Mortgage Association - 0.6%

1.625% due 01/20/35 " §	2,871,997	2,995,975
1.750% due 09/20/34 " §	1,637,167	1,721,210
3.000% due 09/20/27 "	4,753,154	5,046,566
5.500% due 07/15/20 "	1,094,574	1,178,266
6.000% due 01/15/22 "	4,117,742	4,554,655

		15,496,672

Total Mortgage-Backed Securities (Cost $563,444,651)		567,457,568

ASSET-BACKED SECURITIES - 12.4%

Ally Auto Receivables Trust 0.570% due 08/20/15 "	2,810,000	2,812,563
Ally Master Owner Trust
1.000% due 02/15/18 "	3,710,000	3,719,036
1.540% due 09/15/16 "	13,720,000	13,907,278
1.810% due 05/15/16 "	8,020,000	8,135,304
2.150% due 01/15/16 "	2,565,000	2,597,619
American Express Credit Account Master Trust
0.373% due 04/17/17 " §	4,545,000	4,552,304
0.990% due 03/15/18 "	4,800,000	4,811,530
1.290% due 03/15/18 " ~	5,485,000	5,532,824
AmeriCredit Automobile Receivables Trust
0.960% due 01/09/17 "	4,765,000	4,793,478
1.050% due 10/11/16 "	3,130,000	3,149,742
1.730% due 02/08/17 "	1,840,000	1,868,721
2.330% due 03/08/16 "	3,215,000	3,258,055
Bank of America Auto Trust 0.780% due 06/15/16 "	6,520,000	6,544,603
BMW Vehicle Lease Trust 0.540% due 09/21/15 "	5,015,000	5,013,879
Capital Auto Receivables Asset Trust
0.790% due 06/20/17 "	5,930,000	5,941,777
8.250% due 01/15/15 " ~	4,255,000	4,339,027
CarMax Auto Owner Trust
0.840% due 03/15/17 "	7,585,000	7,631,231
0.890% due 09/15/16 "	1,885,000	1,895,375
CIT Equipment Collateral 1.100% due 08/22/16 " ~	2,785,000	2,795,842
CNH Equipment Trust
0.690% due 06/15/18 "	6,235,000	6,243,548
0.860% due 09/15/17 "	7,455,000	7,492,577
0.940% due 05/15/17 "	3,375,000	3,393,554
1.030% due 11/17/14 "	37,932	37,944
3.000% due 08/17/15 "	455,772	456,350
Discover Card Master Trust 0.860% due 11/15/17 "	12,595,000	12,671,143

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Enterprise Fleet Financing LLC 0.680% due 09/20/18 " ~	$5,440,000	$5,438,420
Ford Credit Auto Lease Trust
0.850% due 01/15/15 "	2,690,000	2,697,563
1.340% due 09/15/14 "	1,670,000	1,678,927
Ford Credit Auto Owner Trust
0.580% due 12/15/16 "	2,770,000	2,775,687
4.050% due 10/15/16 "	915,000	955,622
Ford Credit Floorplan Master Owner Trust
4.200% due 02/15/17 " ~	4,425,000	4,720,088
4.990% due 02/15/17 " ~	3,165,000	3,341,949
GE Capital Credit Card Master Note Trust
0.683% due 05/15/19 " §	2,840,000	2,866,929
1.030% due 01/15/18 "	4,300,000	4,341,074
GE Equipment Small Ticket LLC 1.040% due 09/21/15 " ~	3,015,000	3,026,724
Honda Auto Receivables Owner Trust
0.560% due 05/15/16 "	13,500,000	13,515,025
1.550% due 08/18/17 "	4,520,000	4,589,768
Huntington Auto Trust 0.810% due 09/15/16 "	4,930,000	4,949,715
Hyundai Auto Lease Securitization Trust 0.920% due 08/17/15 " ~	10,000,000	10,035,015
Hyundai Auto Receivables Trust
0.750% due 09/17/18 "	4,845,000	4,847,275
1.650% due 02/15/17 "	3,600,000	3,662,163
Mercedes-Benz Auto Lease Trust 1.240% due 07/17/17 " ~	2,745,000	2,760,373
Mercedes-Benz Auto Receivables Trust 1.220% due 12/15/17 "	5,460,000	5,509,981
Motor PLC (United Kingdom) 1.286% due 02/25/20 " ~	1,085,000	1,089,442
Navistar Financial Dealer Note Master Trust 0.874% due 01/25/18 " § ~	6,150,000	6,152,826
Navistar Financial Owner Trust 1.190% due 01/18/19 " ~	14,015,000	14,105,060
Nissan Auto Lease Trust
0.920% due 02/16/15 "	2,330,000	2,336,748
1.040% due 08/15/14 "	5,001,861	5,012,243
Nissan Master Owner Trust Receivables 0.673% due 05/15/17 " §	11,635,000	11,690,644
Porsche Innovative Lease Owner Trust 1.260% due 11/20/17 " ~	2,895,000	2,911,984
Sierra Timeshare Receivables Funding LLC 1.590% due 11/20/29 " ~	2,865,000	2,875,570
SMART Trust (Australia)
0.840% due 09/14/16 "	3,510,000	3,509,717
0.970% due 03/14/17 "	2,495,000	2,498,992
1.540% due 03/14/15 " ~	1,189,959	1,196,994
1.590% due 10/14/16 " ~	6,715,000	6,800,114
Toyota Auto Receivables Owner Trust 0.750% due 02/16/16 "	9,160,000	9,194,231
Volkswagen Auto Lease Trust 0.870% due 07/20/15 "	8,210,000	8,247,852
Wheels SPV LLC 1.190% due 03/20/21 " ~	4,260,907	4,285,859
World Financial Network Credit Card Master Trust 0.333% due 02/15/17 " § ~	15,000,000	14,999,692
World Omni Automobile Lease Securitization Trust
0.930% due 11/16/15 "	3,180,000	3,196,337
1.060% due 11/15/17 "	3,405,000	3,426,734

Total Asset-Backed Securities (Cost $307,426,437)		308,838,641

U.S. GOVERNMENT AGENCY ISSUES - 3.8%

Fannie Mae
0.500% due 07/02/15	7,000,000	7,025,669
0.750% due 12/19/14	36,950,000	37,259,420

	Principal Amount	Value
Federal Home Loan Bank 0.500% due 11/20/15	$34,900,000	$35,031,259
Freddie Mac 0.500% due 04/17/15	13,915,000	13,976,518

Total U.S. Government Agency Issues (Cost $92,884,130)		93,292,866

U.S. TREASURY OBLIGATIONS - 6.2%

U.S. Treasury Inflation Protected Securities - 2.5%

0.500% due 04/15/15 ^	15,146,080	15,918,773
1.875% due 07/15/13 ^	36,123,824	36,851,935
2.000% due 07/15/14 ^	9,570,233	10,134,724

		62,905,432

U.S. Treasury Notes - 3.7%

0.250% due 03/31/14 ‡	92,000,000	92,082,708

Total U.S. Treasury Obligations (Cost $154,121,411)		154,988,140

FOREIGN GOVERNMENT BONDS & NOTES - 0.5%

Mexican Udibonos (Mexico) 3.500% due 12/14/17 ^	MXN 142,794,076	12,875,381

Total Foreign Government Bonds & Notes (Cost $12,335,837)		12,875,381

SHORT-TERM INVESTMENT - 3.0%

Repurchase Agreement - 3.0%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $74,013,080; collateralized by U.S. Treasury Notes: 0.250% due 01/15/15 and value $75,495,000)	$74,012,998	74,012,998

Total Short-Term Investment (Cost $74,012,998)		74,012,998

TOTAL INVESTMENTS - 100.8% (Cost $2,479,844,453)		2,507,686,748

OTHER ASSETS & LIABILITIES, NET - (0.8%)		(20,970,167)

NET ASSETS - 100.0%		$2,486,716,581

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2013, an investment with a value of $1,000,899 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2013 were as follows:

Short Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Depreciation
U.S. Treasury 10-Year Notes (06/13)	688	$68,800,000	($137,067)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Depreciation
USD	12,552,848	MXN	157,113,957	06/13	RBC	($75,034)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,296,221,154	$-	$1,296,221,154	$-
	Mortgage-Backed Securities	567,457,568	-	567,457,568	-
	Asset-Backed Securities	308,838,641	-	300,806,825	8,031,816
	U.S. Government Agency Issues	93,292,866	-	93,292,866	-
	U.S. Treasury Obligations	154,988,140	-	154,988,140	-
	Foreign Government Bonds & Notes	12,875,381	-	12,875,381	-
	Short-Term Investment	74,012,998	-	74,012,998	-

	Total Assets	2,507,686,748	-	2,499,654,932	8,031,816

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(75,034)	-	(75,034)	-
	Interest Rate Contracts
	Futures	(137,067)	(137,067)	-	-

	Total Liabilities - Derivatives	(212,101)	(137,067)	(75,034)	-

	Total Liabilities	(212,101)	(137,067)	(75,034)	-

	Total	$2,507,474,647	($137,067)	$2,499,579,898	$8,031,816

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) for the three-month period ended March 31, 2013:

	Mortgage-Backed Securities	Asset-Backed Securities	Total
Value, Beginning of Period	$25,144,179	$10,560,101	$35,704,280
Purchases	-	-	-
Sales (includes paydowns)	(25,171,079)	(2,549,584)	(27,720,663)
Accrued Discounts (Premiums)	-	59	59
Net Realized Gains	95,530	7,242	102,772
Change in Net Unrealized Appreciation (Depreciation)	(68,630)	13,998	(54,632)
Transfers In	-	-	-
Transfers Out	-	-	-

Value, End of Period	$-	$8,031,816	$8,031,816

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-	$21,625	$21,625

The significant unobservable inputs were provided by a vendor-priced single broker quote.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 38.8%

Austria - 0.3%

OGX Austria GmbH
8.375% due 04/01/22 ~	$2,300,000	$1,742,250
8.500% due 06/01/18 ~	1,600,000	1,256,000

		2,998,250

Azerbaijan - 0.2%

State Oil Co of the Azerbaijan Republic 5.450% due 02/09/17 ~	1,620,000	1,733,400

Barbados - 0.3%

Columbus International Inc 11.500% due 11/20/14 ~	2,950,000	3,318,750

Bermuda - 2.1%

Central European Media Enterprises Ltd 11.625% due 09/15/16 ~	EUR 2,950,000	3,942,172
China Oriental Group Co Ltd
7.000% due 11/17/17 ~	$1,200,000	1,191,000
8.000% due 08/18/15 ~	2,432,000	2,498,880
Digicel Group Ltd
8.250% due 09/30/20 ~	3,000,000	3,195,000
10.500% due 04/15/18 ~	1,400,000	1,571,500
Digicel Ltd 7.000% due 02/15/20 ~	1,850,000	1,951,750
Qtel International Finance Ltd
3.875% due 01/31/28 ~	850,000	841,321
4.500% due 01/31/43 ~	900,000	868,500
4.750% due 02/16/21 ~	740,000	826,950
7.875% due 06/10/19 ~	2,554,000	3,345,740

		20,232,813

Cayman - 6.2%

Agile Property Holdings Ltd 9.875% due 03/20/17 ~	1,350,000	1,520,438
Amber Circle Funding Ltd 3.250% due 12/04/22 ~	3,510,000	3,516,946
Central China Real Estate Ltd 12.250% due 10/20/15 ~	1,250,000	1,384,375
China Shanshui Cement Group Ltd 10.500% due 04/27/17 ~	2,350,000	2,643,750
Country Garden Holdings Co Ltd
7.500% due 01/10/23 ~	600,000	615,780
11.125% due 02/23/18 ~	441,000	511,560
11.250% due 04/22/17 ~	1,466,000	1,645,585
Dar Al-Arkan International Sukuk Co II 10.750% due 02/18/15 ~	3,700,000	4,074,625
Dubai DOF Sukuk Ltd 6.450% due 05/02/22 ~	320,000	376,000
Dubai Holding Commercial Operations MTN Ltd
4.750% due 01/30/14	EUR 4,100,000	5,268,727
6.000% due 02/01/17	GBP 2,300,000	3,547,155
Emaar Sukuk Ltd 6.400% due 07/18/19 ~	$2,300,000	2,535,750
Evergrande Real Estate Group Ltd
7.500% due 01/19/14 ~	CNY 11,800,000	1,932,086
9.250% due 01/19/16 ~	16,100,000	2,659,943
13.000% due 01/27/15 ~	$2,900,000	3,182,750
Fibria Overseas Finance Ltd 6.750% due 03/03/21 ~	2,350,000	2,619,075
Hidili Industry International Development Ltd 8.625% due 11/04/15 ~	2,600,000	1,930,500
Jafz Sukuk Ltd 7.000% due 06/19/19 ~	1,030,000	1,171,625

	Principal Amount	Value
JBS Finance II Ltd 8.250% due 01/29/18 ~	$4,500,000	$4,972,500
Kuwait Projects Co 9.375% due 07/15/20	2,300,000	2,949,750
Longfor Properties Co Ltd 9.500% due 04/07/16 ~	2,300,000	2,541,500
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	2,750,000	2,612,500
Mongolian Mining Corp 8.875% due 03/29/17 ~	2,550,000	2,626,500
Nile Finance Ltd 5.250% due 08/05/15 ~	1,790,000	1,651,275
Shimao Property Holdings Ltd
9.650% due 08/03/17 ~	600,000	659,638
11.000% due 03/08/18 ~	850,000	976,136

		60,126,469

Chile - 1.2%

Automotores Gildemeister SA 6.750% due 01/15/23 ~	700,000	736,750
Banco del Estado de Chile
3.875% due 02/08/22 ~	580,000	612,840
4.125% due 10/07/20 ~	1,390,000	1,502,380
Corp Nacional del Cobre de Chile
3.750% due 11/04/20 ~	1,510,000	1,589,668
3.875% due 11/03/21 ~	1,810,000	1,908,690
7.500% due 01/15/19 ~	770,000	973,064
Empresa Nacional del Petroleo
5.250% due 08/10/20 ~	870,000	925,930
6.250% due 07/08/19 ~	1,470,000	1,655,016
Inversiones Alsacia SA 8.000% due 08/18/18 ~	1,526,724	1,452,296
SMU SA 7.750% due 02/08/20 ~	800,000	860,000

		12,216,634

Colombia - 0.1%

Ecopetrol SA 7.625% due 07/23/19	870,000	1,094,025

El Salvador - 0.2%

Telemovil Finance Co Ltd 8.000% due 10/01/17 ~	1,750,000	1,916,250

Georgia - 0.2%

Georgian Railway JSC 7.750% due 07/11/22 ~	1,450,000	1,663,875

Hong Kong - 0.5%

China CITIC Bank International Ltd 6.875% due 06/24/20	280,000	328,646
Fosun International Ltd 7.500% due 05/12/16 ~	2,300,000	2,443,750
Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	1,760,000	1,958,304

		4,730,700

Indonesia - 0.4%

P.T. Pertamina Persero 6.000% due 05/03/42 ~	1,725,000	1,763,813
P.T. Perusahaan Listrik Negara
5.250% due 10/24/42 ~	650,000	619,125
5.500% due 11/22/21 ~	1,100,000	1,199,000

		3,581,938

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Ireland - 3.0%

Alfa Bank OJSC 7.500% due 09/26/19 ~	$2,400,000	$2,553,000
Brunswick Rail Finance Ltd 6.500% due 11/01/17 ~	1,650,000	1,753,125
Credit Bank of Moscow 7.700% due 02/01/18 ~	1,300,000	1,352,000
Metalloinvest Finance Ltd 6.500% due 07/21/16 ~	2,400,000	2,533,512
MTS International Funding Ltd 8.625% due 06/22/20 ~	4,700,000	5,992,500
Rosneft Oil Co 4.199% due 03/06/22 ~	2,250,000	2,235,938
VEB-Leasing 5.125% due 05/27/16 ~	1,500,000	1,582,500
Vnesheconombank
5.450% due 11/22/17 ~	1,380,000	1,501,164
6.800% due 11/22/25 ~	3,040,000	3,572,000
6.902% due 07/09/20 ~	5,360,000	6,251,100

		29,326,839

Kazakhstan - 0.9%

ATF Bank JSC 9.000% due 05/11/16 ~	1,175,000	1,126,531
Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	3,400,000	3,306,500
Kazkommertsbank JSC
7.500% due 11/29/16 ~	2,300,000	2,246,410
8.000% due 11/03/15 ~	2,500,000	2,506,250

		9,185,691

Luxembourg - 4.8%

Altice Financing SA 7.875% due 12/15/19 ~	1,800,000	1,971,720
Evraz Group SA
6.750% due 04/27/18 ~	3,500,000	3,631,250
9.500% due 04/24/18 ~	1,150,000	1,323,938
Gazprom Neft OAO 4.375% due 09/19/22 ~	1,798,000	1,782,267
Gazprom OAO
4.950% due 02/06/28 ~	950,000	940,500
6.510% due 03/07/22 ~	1,100,000	1,276,000
9.250% due 04/23/19 ~	500,000	647,500
MHP SA
8.250% due 04/02/20 ~	1,600,000	1,589,961
10.250% due 04/29/15 ~	4,693,000	5,057,951
Minerva Luxembourg SA
7.750% due 01/31/23 ~	700,000	752,500
12.250% due 02/10/22 ~	3,550,000	4,437,500
Promsvyazbank OJSC
8.500% due 04/25/17 ~	1,600,000	1,704,000
10.200% due 11/06/19 ~	2,350,000	2,508,625
Russian Standard Bank 9.250% due 07/11/17 ~	2,400,000	2,586,240
Sberbank of Russia
5.717% due 06/16/21 ~	1,500,000	1,634,062
6.125% due 02/07/22 ~	3,860,000	4,323,200
Severstal OAO 6.700% due 10/25/17 ~	1,600,000	1,748,000
TMK OAO 7.750% due 01/27/18 ~	5,900,000	6,254,000
VTB Bank OJSC
6.000% due 04/12/17 ~	614,000	658,515
6.875% due 05/29/18 ~	1,720,000	1,900,600

		46,728,329

	Principal Amount	Value
Malaysia - 0.6%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	$1,170,000	$1,333,042
MMI International Ltd 8.000% due 03/01/17 ~	1,200,000	1,236,000
Petronas Capital Ltd
5.250% due 08/12/19 ~	1,700,000	1,983,376
7.875% due 05/22/22 ~	680,000	949,261

		5,501,679

Mexico - 1.9%

Cemex SAB de CV 9.000% due 01/11/18 ~	2,300,000	2,558,750
Comision Federal de Electricidad
4.875% due 05/26/21 ~	1,060,000	1,188,525
5.750% due 02/14/42 ~	1,870,000	2,057,000
Corp GEO SAB de CV 9.250% due 06/30/20 ~	2,500,000	2,187,500
Desarrolladora Homex SAB de CV
9.500% due 12/11/19 ~	1,000,000	865,000
9.750% due 03/25/20 ~	1,400,000	1,204,000
Petroleos Mexicanos
5.500% due 06/27/44	780,000	806,520
6.000% due 03/05/20	820,000	971,700
6.500% due 06/02/41	2,440,000	2,885,300
8.000% due 05/03/19	1,360,000	1,747,600
Urbi Desarrollos Urbanos SAB de CV
9.500% due 01/21/20 ~	1,200,000	744,000
9.750% due 02/03/22 ~	2,500,000	1,575,000

		18,790,895

Netherlands - 5.3%

Bharti Airtel International Netherlands BV 5.125% due 03/11/23 ~	1,000,000	1,009,000
DTEK Finance BV 9.500% due 04/28/15 ~	2,350,000	2,485,125
Indo Energy Finance II BV 6.375% due 01/24/23 ~	800,000	826,000
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/20 ~	2,580,000	3,025,050
6.950% due 07/10/42 ~	1,690,000	1,981,525
Kazkommerts International BV 7.875% due 04/07/14 ~	1,150,000	1,176,450
KazMunaiGaz Finance Sub BV
6.375% due 04/09/21 ~	3,300,000	3,856,875
7.000% due 05/05/20 ~	3,060,000	3,656,700
8.375% due 07/02/13 ~	930,000	946,433
9.125% due 07/02/18 ~	810,000	1,023,540
11.750% due 01/23/15 ~	1,910,000	2,222,763
Lukoil International Finance BV
6.125% due 11/09/20 ~	400,000	456,000
6.656% due 06/07/22 ~	800,000	952,000
Majapahit Holding BV
7.750% due 10/17/16 ~	1,690,000	1,966,738
7.750% due 01/20/20 ~	1,350,000	1,660,500
8.000% due 08/07/19 ~	1,500,000	1,856,250
Marfrig Holding Europe BV 8.375% due 05/09/18 ~	2,200,000	1,996,500
Metinvest BV
8.750% due 02/14/18 ~	5,000,000	5,140,000
10.250% due 05/20/15 ~	1,200,000	1,271,640
OSX 3 Leasing BV 9.250% due 03/20/15 ~	1,200,000	1,197,000
Polish Television Holding BV 11.250% due 05/15/17 § ~	EUR 1,232,000	1,705,579
VimpelCom Holdings BV 7.504% due 03/01/22 ~	$7,300,000	8,141,690

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
WPE International Cooperatief UA 10.375% due 09/30/20 ~	$750,000	$709,559
Zhaikmunai LP 7.125% due 11/13/19 ~	2,350,000	2,520,375

		51,783,292

Nigeria - 0.2%

Sea Trucks Group 9.000% due 03/26/18 ~	1,600,000	1,616,000

Peru - 0.2%

CFG Investment SAC 9.750% due 07/30/19 ~	2,350,000	2,232,500

Philippines - 0.6%

Development Bank of Philippines 5.500% due 03/25/21	1,630,000	1,838,427
Power Sector Assets & Liabilities Management Corp
7.250% due 05/27/19 ~	300,000	380,250
7.390% due 12/02/24 ~	2,750,000	3,719,375

		5,938,052

Singapore - 0.3%

Yanlord Land Group Ltd 10.625% due 03/29/18 ~	2,550,000	2,868,750

South Africa - 0.6%

African Bank Ltd 8.125% due 02/24/17 ~	2,347,000	2,609,864
Edcon Holdings Proprietary Ltd 5.703% due 06/15/15 § ~	EUR 1,625,000	1,916,367
Edcon Proprietary Ltd 3.453% due 06/15/14 § ~	990,000	1,269,032

		5,795,263

Spain - 0.4%

Cemex Espana Luxembourg 9.250% due 05/12/20 ~	$3,504,000	3,906,960

Sri Lanka - 0.2%

Bank of Ceylon 6.875% due 05/03/17 ~	1,600,000	1,692,000

Sweden - 0.7%

Eileme 2 AB
11.625% due 01/31/20 ~	2,200,000	2,585,000
11.750% due 01/31/20 ~	EUR 3,000,000	4,460,841

		7,045,841

Ukraine - 0.4%

National JSC Naftogaz of Ukraine 9.500% due 09/30/14	$3,481,000	3,589,607

United Arab Emirates - 1.6%

Dolphin Energy Ltd 5.888% due 06/15/19 ~	1,557,978	1,772,200
DP World Ltd 6.850% due 07/02/37 ~	5,900,000	6,737,800
Dubai Electricity & Water Authority 7.375% due 10/21/20 ~	2,840,000	3,464,800

	Principal Amount	Value
Emirates Airline
4.500% due 02/06/25 ~	$1,400,000	$1,384,393
5.125% due 06/08/16 ~	1,920,000	2,020,800

		15,379,993

United Kingdom - 3.9%

Afren PLC
10.250% due 04/08/19 ~	2,400,000	2,868,000
11.500% due 02/01/16 ~	2,374,000	2,825,060
Atlantic Finance Ltd 10.750% due 05/27/14 § ~	2,900,000	3,146,500
CNPC HK Overseas Capital Ltd 5.950% due 04/28/41 ~	1,900,000	2,310,516
DTEK Finance PLC 7.875% due 04/04/18 ~	1,200,000	1,186,590
Ferrexpo Finance PLC 7.875% due 04/07/16 ~	3,550,000	3,558,875
Franshion Development Ltd 6.750% due 04/15/21 ~	1,160,000	1,263,008
Oschadbank 8.250% due 03/10/16	3,460,000	3,425,400
Privatbank CJSC 9.375% due 09/23/15	1,800,000	1,773,090
Sinochem Overseas Capital Co Ltd
4.500% due 11/12/20 ~	3,700,000	4,017,567
6.300% due 11/12/40 ~	670,000	774,889
Sinopec Group Overseas Development Ltd
3.900% due 05/17/22 ~	1,650,000	1,758,268
4.875% due 05/17/42 ~	1,550,000	1,676,706
State Export-Import Bank of Ukraine JSC 8.750% due 01/22/18 ~	2,320,000	2,349,000
Ukreximbank 8.375% due 04/27/15 ~	1,446,000	1,473,112
Vedanta Resources PLC
8.250% due 06/07/21 ~	2,500,000	2,875,000
9.500% due 07/18/18 ~	300,000	354,000

		37,635,581

United States - 0.8%

CEDC Finance Corp International Inc
8.875% due 12/01/16 Y ~	EUR 1,700,000	1,706,272
9.125% due 12/01/16 Y ~	$500,000	390,000
NII Capital Corp 7.625% due 04/01/21	3,400,000	2,465,000
Pemex Project Funding Master Trust 5.750% due 03/01/18	1,130,000	1,303,737
Reliance Holdings USA Inc
5.400% due 02/14/22 ~	1,700,000	1,899,599
6.250% due 10/19/40 ~	250,000	277,424

		8,042,032

Venezuela - 0.6%

Petroleos de Venezuela SA
5.250% due 04/12/17 ~	1,760,000	1,535,600
5.375% due 04/12/27 ~	3,600,000	2,502,000
5.500% due 04/12/37 ~	1,350,000	921,375
12.750% due 02/17/22 ~	1,290,000	1,460,925

		6,419,900

Vietnam - 0.1%

Vietnam Joint Stock Commercial Bank for Industry & Trade 8.000% due 05/17/17 ~	750,000	791,250

Total Corporate Bonds & Notes (Cost $362,202,105)		377,883,558

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 57.9%

Argentina - 1.7%

Argentina Boden 7.000% due 10/03/15	$7,690,000	$6,270,341
Argentina Bonar 7.000% due 09/12/13	1,915,000	1,898,350
Argentine Republic Government
2.500% due 12/31/38 §	1,613,000	512,127
8.280% due 12/31/33	11,630,575	6,295,450
8.750% due 06/02/17	2,023,000	1,497,020

		16,473,288

Belarus - 1.0%

Republic of Belarus
8.750% due 08/03/15 ~	3,300,000	3,448,500
8.950% due 01/26/18 ~	6,310,000	6,767,475

		10,215,975

Bolivia - 0.1%

Bolivian Government 4.875% due 10/29/22 ~	1,150,000	1,145,975

Brazil - 7.5%

Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/20 ~	870,000	985,275
6.500% due 06/10/19 ~	2,910,000	3,426,525
Brazil Letras do Tesouro Nacional 9.433% due 01/01/15	BRL 18,530,000	7,933,298
Brazil Notas do Tesouro Nacional ‘B’
6.000% due 08/15/20 ^	10,490,000	13,495,575
6.000% due 08/15/50 ^	15,930,000	22,984,627
Brazilian Government
2.625% due 01/05/23	$1,900,000	1,828,750
4.875% due 01/22/21	7,060,000	8,224,900
5.875% due 01/15/19	910,000	1,098,825
6.000% due 01/17/17	1,080,000	1,259,820
8.250% due 01/20/34	3,300,000	5,032,500
8.875% due 04/15/24	1,550,000	2,383,125
10.125% due 05/15/27	2,700,000	4,661,550

		73,314,770

Chile - 0.1%

Chile Government 3.250% due 09/14/21	830,000	875,235

Colombia - 2.4%

Colombia Government
4.375% due 07/12/21	2,110,000	2,365,310
6.125% due 01/18/41	5,520,000	6,971,760
7.375% due 03/18/19	2,870,000	3,709,475
7.375% due 09/18/37	1,690,000	2,429,375
8.125% due 05/21/24	2,880,000	4,160,160
10.375% due 01/28/33	220,000	380,050
11.750% due 02/25/20	2,240,000	3,511,200

		23,527,330

Costa Rica - 0.3%

Costa Rica Government 4.250% due 01/26/23 ~	2,660,000	2,669,310

	Principal Amount	Value
Croatia - 1.5%

Croatia Government
6.250% due 04/27/17 ~	$2,060,000	$2,211,719
6.375% due 03/24/21 ~	6,880,000	7,433,840
6.625% due 07/14/20 ~	2,607,000	2,848,147
6.750% due 11/05/19 ~	1,640,000	1,804,148

		14,297,854

Dominican Republic - 0.4%

Dominican Republic 7.500% due 05/06/21 ~	3,140,000	3,534,070

Ecuador - 0.1%

Ecuador Government 9.375% due 12/15/15 ~	1,270,000	1,330,325

Egypt - 0.2%

Egypt Government
5.750% due 04/29/20 ~	1,820,000	1,551,550
6.875% due 04/30/40 ~	360,000	281,700

		1,833,250

El Salvador - 0.9%

El Salvador Government
5.875% due 01/30/25 ~	2,430,000	2,560,005
7.375% due 12/01/19 ~	580,000	691,070
7.625% due 02/01/41 ~	1,543,000	1,778,308
7.650% due 06/15/35 ~	2,770,000	3,189,655
8.250% due 04/10/32 ~	360,000	450,900

		8,669,938

Gabon - 0.0%

Gabonese Republic 8.200% due 12/12/17 ~	220,000	268,400

Georgia - 0.1%

Georgia Government 6.875% due 04/12/21 ~	1,100,000	1,270,500

Ghana - 0.2%

Republic of Ghana 8.500% due 10/04/17 ~	1,540,000	1,767,150

Guatemala - 0.2%

Guatemala Government 4.875% due 02/13/28 ~	2,100,000	2,063,250

Hungary - 1.4%

Hungary Government
5.375% due 02/21/23	3,040,000	2,876,600
6.250% due 01/29/20	3,150,000	3,232,687
6.375% due 03/29/21	3,808,000	3,941,280
7.625% due 03/29/41	3,090,000	3,167,250

		13,217,817

Indonesia - 2.7%

Indonesia Government
4.875% due 05/05/21 ~	2,490,000	2,735,887
5.875% due 03/13/20 ~	2,220,000	2,575,200
6.625% due 02/17/37 ~	620,000	768,800
6.875% due 01/17/18 ~	3,800,000	4,498,250
7.500% due 01/15/16 ~	2,330,000	2,679,500

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
7.750% due 01/17/38 ~	$2,840,000	$3,977,420
8.500% due 10/12/35 ~	3,800,000	5,633,500
11.625% due 03/04/19 ~	2,030,000	2,953,650

		25,822,207

Iraq - 0.8%

Republic of Iraq 5.800% due 01/15/28 ~	8,380,000	7,730,550

Ivory Coast - 1.3%

Ivory Coast Government 5.750% due 12/31/32 ~	13,340,000	12,439,550

Jordan - 0.1%

Jordan Government 3.875% due 11/12/15 ~	1,480,000	1,443,000

Kazakhstan - 0.2%

Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.250% due 05/20/15 ~	2,190,000	2,346,038

Latvia - 0.3%

Republic of Latvia 2.750% due 01/12/20 ~	3,500,000	3,382,750

Lebanon - 1.2%

Lebanon Government
5.150% due 11/12/18 ~	560,000	558,600
6.100% due 10/04/22 ~	4,650,000	4,708,125
6.375% due 03/09/20	2,860,000	2,981,550
6.600% due 11/27/26 ~	2,000,000	2,045,000
8.250% due 04/12/21 ~	1,110,000	1,276,500
8.500% due 01/19/16 ~	300,000	336,000

		11,905,775

Lithuania - 1.7%

Lithuania Government
5.125% due 09/14/17 ~	1,260,000	1,400,175
6.125% due 03/09/21 ~	3,130,000	3,724,700
6.625% due 02/01/22 ~	4,450,000	5,467,937
7.375% due 02/11/20 ~	4,630,000	5,845,375

		16,438,187

Malaysia - 0.1%

Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	1,030,000	1,161,320

Mexico - 4.6%

Mexican Bonos
7.750% due 05/29/31	MXN 31,600,000	3,172,674
8.500% due 05/31/29	69,500,000	7,417,756
10.000% due 11/20/36	100,000,000	12,420,987
Mexico Government
3.625% due 03/15/22	$1,230,000	1,309,950
4.750% due 03/08/44	3,902,000	4,058,080
5.125% due 01/15/20	2,200,000	2,587,200
5.625% due 01/15/17	1,710,000	1,975,050
5.750% due 10/12/10	1,894,000	2,087,188
5.950% due 03/19/19	1,600,000	1,944,000
6.050% due 01/11/40	3,120,000	3,876,600
6.750% due 09/27/34	2,760,000	3,684,600

		44,534,085

	Principal Amount	Value
Mongolia - 0.2%

Mongolia Government 5.125% due 12/05/22 ~	$1,600,000	$1,500,000

Morocco - 0.4%

Morocco Government
4.250% due 12/11/22 ~	2,300,000	2,358,650
5.500% due 12/11/42 ~	1,900,000	1,895,250

		4,253,900

Nigeria - 0.2%

Nigeria Government 6.750% due 01/28/21 ~	1,410,000	1,635,600

Pakistan - 0.4%

Pakistan Government
6.875% due 06/01/17 ~	1,500,000	1,316,250
7.125% due 03/31/16 ~	3,120,000	2,808,000

		4,124,250

Panama - 0.8%

Panama Government
6.700% due 01/26/36	2,840,000	3,798,500
7.125% due 01/29/26	300,000	405,600
8.875% due 09/30/27	1,140,000	1,768,140
9.375% due 04/01/29	1,080,000	1,762,020

		7,734,260

Paraguay - 0.2%

Republic of Paraguay 4.625% due 01/25/23 ~	2,150,000	2,169,350

Peru - 1.6%

El Fondo MIVIVIENDA SA 3.500% due 01/31/23 ~	1,000,000	974,500
Peruvian Government
7.125% due 03/30/19	550,000	708,675
7.350% due 07/21/25	4,680,000	6,629,220
8.375% due 05/03/16	1,380,000	1,687,740
8.750% due 11/21/33	3,105,000	5,092,200

		15,092,335

Philippines - 2.7%

Philippine Government
4.000% due 01/15/21	4,350,000	4,817,625
5.500% due 03/30/26	2,460,000	3,013,500
6.375% due 10/23/34	2,190,000	2,874,375
7.750% due 01/14/31	3,200,000	4,640,000
8.375% due 06/17/19	1,430,000	1,934,075
9.500% due 02/02/30	3,770,000	6,192,225
10.625% due 03/16/25	1,470,000	2,473,275

		25,945,075

Poland - 1.3%

Poland Government
3.000% due 03/17/23	3,190,000	3,097,490
5.000% due 03/23/22	5,450,000	6,239,869
6.375% due 07/15/19	2,920,000	3,594,666

		12,932,025

Qatar - 0.3%

Qatar Government
5.750% due 01/20/42 ~	1,470,000	1,756,650
6.400% due 01/20/40 ~	1,040,000	1,336,400

		3,093,050

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Romania - 1.1%

Romanian Government
4.375% due 08/22/23 ~	$3,470,000	$3,415,105
6.750% due 02/07/22 ~	6,084,000	7,103,070

		10,518,175

Russia - 3.5%

Russian Federal 6.800% due 12/11/19	RUB 565,090,000	18,460,966
Russian Foreign
5.000% due 04/29/20 ~	$700,000	793,100
5.625% due 04/04/42 ~	1,600,000	1,800,000
7.500% due 03/31/30 ~	10,788,000	13,385,211

		34,439,277

Senegal - 0.2%

Senegal Government 8.750% due 05/13/21 ~	1,890,000	2,249,100

Serbia - 0.5%

Republic of Serbia
4.875% due 02/25/20 ~	1,850,000	1,833,350
7.250% due 09/28/21 ~	2,900,000	3,222,625

		5,055,975

South Africa - 1.1%

South Africa Government
5.500% due 03/09/20	2,580,000	2,960,550
5.875% due 05/30/22	2,890,000	3,402,975
6.250% due 03/08/41	619,000	753,633
6.875% due 05/27/19	3,090,000	3,777,525

		10,894,683

Sri Lanka - 0.5%

Sri Lanka Government
5.875% due 07/25/22 ~	900,000	938,250
6.250% due 10/04/20 ~	1,347,000	1,441,290
6.250% due 07/27/21 ~	1,410,000	1,499,876
7.400% due 01/22/15 ~	740,000	791,800

		4,671,216

Turkey - 3.6%

Turkey Government
3.250% due 03/23/23	3,900,000	3,695,250
5.625% due 03/30/21	850,000	973,675
6.000% due 01/14/41	1,323,000	1,486,721
6.250% due 09/26/22	1,100,000	1,306,250
6.750% due 04/03/18	5,801,000	6,859,683
6.750% due 05/30/40	1,510,000	1,868,625
6.875% due 03/17/36	2,620,000	3,238,975
7.000% due 09/26/16	1,620,000	1,867,050
7.000% due 03/11/19	1,156,000	1,400,205
7.000% due 06/05/20	440,000	541,200
7.250% due 03/05/38	970,000	1,256,150
7.375% due 02/05/25	3,770,000	4,825,600
7.500% due 07/14/17	1,820,000	2,177,175
7.500% due 11/07/19	740,000	925,000
8.000% due 02/14/34	1,050,000	1,446,375
11.875% due 01/15/30	630,000	1,151,325

		35,019,259

Ukraine - 2.1%

Ukraine Government
6.250% due 06/17/16 ~	1,180,000	1,161,002
7.750% due 09/23/20 ~	1,180,000	1,231,920
7.800% due 11/28/22 ~	6,350,000	6,461,125

	Principal Amount	Value
7.950% due 02/23/21 ~	$2,640,000	$2,761,440
9.250% due 07/24/17 ~	7,750,000	8,428,900

		20,044,387

United Arab Emirates - 0.4%

Emirate of Dubai Government 7.750% due 10/05/20 ~	3,080,000	3,811,500

Uruguay - 1.5%

Uruguay Government
4.125% due 11/20/45	3,602,602	3,350,420
7.625% due 03/21/36	1,550,000	2,246,725
7.875% due 01/15/33	3,115,000	4,538,555
8.000% due 11/18/22	3,310,717	4,631,693

		14,767,393

Venezuela - 3.6%

Venezuela Government
6.000% due 12/09/20 ~	1,580,000	1,323,250
7.000% due 03/31/38 ~	150,000	118,875
7.650% due 04/21/25	970,000	853,600
7.750% due 10/13/19 ~	2,460,000	2,312,400
8.250% due 10/13/24 ~	1,580,000	1,441,750
8.500% due 10/08/14	2,030,000	2,070,600
9.000% due 05/07/23 ~	2,110,000	2,030,875
9.250% due 09/15/27	2,530,000	2,502,170
9.250% due 05/07/28 ~	2,380,000	2,290,750
10.750% due 09/19/13	700,000	717,500
11.750% due 10/21/26 ~	7,372,000	8,193,978
11.950% due 08/05/31 ~	7,743,000	8,749,590
12.750% due 08/23/22 ~	2,444,000	2,863,146

		35,468,484

Vietnam - 0.5%

Vietnam Government
6.750% due 01/29/20 ~	2,370,000	2,772,900
6.875% due 01/15/16 ~	1,660,000	1,846,750

		4,619,650

Zambia - 0.1%

Zambia Government 5.375% due 09/20/22 ~	1,200,000	1,195,500

Total Foreign Government Bonds & Notes (Cost $550,815,021)		564,912,343

PURCHASED OPTIONS - 0.1%
(See Note (e) in Notes to Schedule of Investments) (Cost $316,118)		593,571

SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $6,774,191; collateralized by U.S. Treasury Notes: 0.250% due 01/15/15 and value $6,910,000)	6,774,183	6,774,183

Total Short-Term Investment (Cost $6,774,183)		6,774,183

TOTAL INVESTMENTS - 97.5% (Cost $920,107,427)		950,163,655

OTHER ASSETS & LIABILITIES, NET - 2.5%		24,807,280

NET ASSETS - 100.0%		$974,970,935

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Investments with a total aggregate value of $2,096,272 or 0.2% of the portfolio’s net assets were in default as of March 31, 2013.

(c)	As of March 31, 2013, $1,850,000 in cash was segregated with the broker(s)/custodian as collateral for forward foreign currency contracts.
(d)	Forward foreign currency contracts outstanding as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	39,516,072	USD	19,552,733	04/13	BRC	$2,419
BRL	30,051,229	USD	14,924,871	04/13	GSC	(53,547)
BRL	312,918	USD	148,746	04/13	SCB	6,106
BRL	17,012,593	USD	8,262,150	05/13	HSB	127,465
MXN	56,723,127	USD	4,450,000	04/13	DUB	135,001
MXN	62,050,959	USD	4,870,000	04/13	JPM	145,656
MXN	123,840,319	USD	9,803,000	05/13	DUB	180,562
MXN	120,645,391	USD	9,710,000	06/13	GSC	(9,009)
RUB	297,557,563	USD	9,770,000	05/13	UBS	(277,306)
RUB	315,382,330	USD	10,102,094	06/13	HSB	(106,593)
USD	35,449,699	BRL	69,880,219	04/13	HSB	868,371
USD	23,665,243	BRL	48,016,479	05/13	BRC	(13,675)
USD	14,873,164	BRL	30,051,229	05/13	GSC	53,657
USD	3,838,631	CNY	24,166,100	05/13	UBS	(38,883)
USD	20,124,216	EUR	15,451,640	04/13	DUB	315,073
USD	3,023,210	GBP	2,020,862	04/13	BRC	(47,069)
USD	244,770	MXN	3,130,000	04/13	BRC	(8,232)
USD	10,621,251	MXN	136,448,030	04/13	JPM	(408,013)
USD	10,758,794	MXN	136,023,429	05/13	CIT	(206,927)
USD	4,850,000	RUB	150,883,500	04/13	BRC	13,564
USD	19,182,056	RUB	582,808,397	04/13	HSB	522,868
USD	4,840,000	RUB	150,596,600	05/13	BRC	44,199
USD	141,213	RUB	4,361,917	05/13	UBS	2,306

Total Forward Foreign Currency Contracts						$1,247,993

(e)	Purchased options outstanding as of March 31, 2013 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount		Cost	Value
Put - OTC Euro versus U.S. Dollar	$1.310	07/12/13	BOA	EUR	7,400,000	$146,593	$390,147
Put - OTC Euro versus U.S. Dollar	1.270	09/18/13	BOA		7,600,000	169,525	203,424

						$316,118	$593,571

Total Purchased Options						$316,118	$593,571

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$377,883,558	$-	$377,883,558	$-
	Foreign Government Bonds & Notes	564,912,343	-	564,912,343	-
	Short-Term Investment	6,774,183	-	6,774,183	-
	Derivatives:
	Foreign Currency Contracts		-		-
	Forward Foreign Currency Contracts	2,417,247	-	2,417,247	-
	Purchased Options	593,571	-	593,571	-

	Total Foreign Currency Contracts	3,010,818	-	3,010,818	-

	Total Assets	952,580,902	-	952,580,902	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,169,254)	-	(1,169,254)	-

	Total Liabilities	(1,169,254)	-	(1,169,254)	-

	Total	$951,411,648	$-	$951,411,648	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

AMERICAN FUNDS® GROWTH PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

PACIFIC SELECT FUND

AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth Fund - Class 1	4,307,286	$280,533,510

TOTAL INVESTMENTS - 100.0% (Cost $199,756,740)		280,533,510

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(131,896)

NET ASSETS - 100.0%		$280,401,614

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth-Income Fund - Class 1	16,750,138	$703,338,305

TOTAL INVESTMENTS - 100.0% (Cost $555,503,575)		703,338,305

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(297,566)

NET ASSETS - 100.0%		$703,040,739

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
American Funds Growth Portfolio
Assets	Mutual Fund	$280,533,510	$280,533,510	$-	$-

American Funds Growth-Income Portfolio
Assets	Mutual Fund	$703,338,305	$703,338,305	$-	$-

American Funds Growth and American Funds Growth-Income Portfolios (each a “Feeder Portfolio”, collectively “the Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth and Growth-Income Funds of the American Funds Insurance Series, respectively, (each a “Master Fund”, collectively the “Master Funds”). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Funds may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Fund’s website at http://www.pacificlife.com. American Funds is a registered trademark of American Funds Distributors, Inc.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%

Consumer Discretionary - 15.4%

Carnival Corp (Panama)	513,450	$17,611,335
Comcast Corp ‘A’	994,228	41,767,518
General Motors Co *	1,436,063	39,951,273
Johnson Controls Inc	403,964	14,167,017
Kohl’s Corp	233,581	10,775,092
Lowe’s Cos Inc	278,074	10,544,566
Newell Rubbermaid Inc	422,475	11,026,598
News Corp ‘B’	1,255,165	38,608,875
Staples Inc	1,033,339	13,877,743
Target Corp	285,563	19,546,787
Time Warner Cable Inc	475,927	45,717,548
Time Warner Inc	299,806	17,274,822
Viacom Inc ‘B’	784,539	48,304,066

		329,173,240

Consumer Staples - 5.7%

Archer-Daniels-Midland Co	483,537	16,309,703
CVS Caremark Corp	650,316	35,760,877
Mondelez International Inc ‘A’	692,693	21,203,333
The Procter & Gamble Co	92,413	7,121,346
Tyson Foods Inc ‘A’	578,356	14,354,796
Unilever NV ‘NY’ (Netherlands)	542,659	22,249,019
Wal-Mart Stores Inc	71,667	5,362,841

		122,361,915

Energy - 13.6%

BP PLC ADR (United Kingdom)	1,053,598	44,619,875
Chevron Corp	241,921	28,745,053
Halliburton Co	1,055,085	42,635,985
Murphy Oil Corp	538,264	34,303,565
Noble Corp (Switzerland)	291,326	11,114,087
Occidental Petroleum Corp	314,213	24,624,873
QEP Resources Inc	839,696	26,735,921
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	492,265	32,075,987
Weatherford International Ltd * (Switzerland)	3,811,946	46,277,024

		291,132,370

Financials - 23.9%

Aflac Inc	162,556	8,456,163
Bank of America Corp	2,911,094	35,457,125
Citigroup Inc	1,939,850	85,818,964
Fifth Third Bancorp	1,343,430	21,911,343
JPMorgan Chase & Co	1,474,927	70,000,036
MetLife Inc	654,808	24,895,800
Morgan Stanley	1,090,420	23,967,432
State Street Corp	285,328	16,860,032
The Allstate Corp	985,625	48,364,619
The Bank of New York Mellon Corp	1,648,081	46,129,787
The Goldman Sachs Group Inc	156,249	22,992,040
The PNC Financial Services Group Inc	515,338	34,269,977
The Travelers Cos Inc	165,575	13,939,759
U.S. Bancorp	402,905	13,670,567
Wells Fargo & Co	1,244,978	46,051,736

		512,785,380

Health Care - 14.5%

Bristol-Myers Squibb Co	1,040,619	42,863,097
Cardinal Health Inc	381,703	15,886,479
GlaxoSmithKline PLC ADR (United Kingdom)	461,467	21,647,417
Merck & Co Inc	977,767	43,246,634
Novartis AG (Switzerland)	355,483	25,314,456
Pfizer Inc	1,732,193	49,991,090
Roche Holding AG ADR (Switzerland)	334,435	19,597,891

	Shares	Value
Sanofi ADR (France)	624,138	$31,880,969
UnitedHealth Group Inc	663,141	37,938,297
WellPoint Inc	334,145	22,130,423

		310,496,753

Industrials - 6.4%

Emerson Electric Co	457,594	25,565,777
General Electric Co	1,949,945	45,082,728
Honeywell International Inc	221,365	16,679,853
Ingersoll-Rand PLC (Ireland)	628,373	34,566,799
Textron Inc	500,824	14,929,563

		136,824,720

Information Technology - 10.6%

Cisco Systems Inc	1,105,646	23,119,058
Corning Inc	1,968,834	26,244,557
eBay Inc *	631,000	34,212,820
Hewlett-Packard Co	2,107,898	50,252,289
Intel Corp	541,112	11,823,297
Microsoft Corp	1,612,992	46,147,701
Yahoo! Inc *	1,453,340	34,197,090

		225,996,812

Materials - 2.5%

Alcoa Inc	2,465,588	21,006,810
International Paper Co	704,266	32,804,710

		53,811,520

Telecommunication Services - 2.4%

AT&T Inc	315,803	11,586,812
Verizon Communications Inc	434,224	21,342,109
Vodafone Group PLC ADR (United Kingdom)	633,509	17,997,991

		50,926,912

Utilities - 2.2%

FirstEnergy Corp	382,460	16,139,812
PPL Corp	986,725	30,894,360

		47,034,172

Total Common Stocks (Cost $1,614,191,105)		2,080,543,794

	Principal Amount

SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $59,556,283; collateralized by U.S. Treasury Notes: 0.250% due 01/15/15 and value $60,750,000)	$59,556,216	59,556,216

Total Short-Term Investment (Cost $59,556,216)		59,556,216

TOTAL INVESTMENTS - 100.0% (Cost $1,673,747,321)		2,140,100,010

OTHER ASSETS & LIABILITIES, NET - 0.0%		196,045

NET ASSETS - 100.0%		$2,140,296,055

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(b)	Forward foreign currency contracts outstanding as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	9,440,771	CHF	8,977,229	04/13	BNY	($17,307)
USD	9,627,742	CHF	9,148,463	04/13	CIT	(10,742)
USD	17,201,013	CHF	16,345,263	04/13	SSB	(19,753)
USD	16,108,268	EUR	12,387,640	04/13	BNY	227,923
USD	21,248,093	EUR	16,342,927	04/13	CIB	297,266
USD	17,721,896	EUR	13,626,400	04/13	CIT	253,522
USD	17,402,547	EUR	13,378,650	04/13	SSB	251,776
USD	18,112,314	GBP	12,159,261	04/13	BNY	(361,857)
USD	24,463,545	GBP	16,414,069	04/13	CIB	(475,166)
USD	13,046,348	GBP	8,754,170	04/13	CIT	(254,297)
USD	12,684,708	GBP	8,510,999	04/13	SSB	(246,476)

Total Forward Foreign Currency Contracts						($355,111)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$329,173,240	$329,173,240	$-	$-
	Consumer Staples	122,361,915	122,361,915	-	-
	Energy	291,132,370	291,132,370	-	-
	Financials	512,785,380	512,785,380	-	-
	Health Care	310,496,753	285,182,297	25,314,456	-
	Industrials	136,824,720	136,824,720	-	-
	Information Technology	225,996,812	225,996,812	-	-
	Materials	53,811,520	53,811,520	-	-
	Telecommunication Services	50,926,912	50,926,912	-	-
	Utilities	47,034,172	47,034,172	-	-

		2,080,543,794	2,055,229,338	25,314,456	-
	Short-Term Investment	59,556,216	-	59,556,216	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,030,487	-	1,030,487	-

	Total Assets	2,141,130,497	2,055,229,338	85,901,159	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,385,598)	-	(1,385,598)	-

	Total Liabilities	(1,385,598)	-	(1,385,598)	-

	Total	$2,139,744,899	$2,055,229,338	$84,515,561	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.6%

Consumer Discretionary - 13.0%

Carnival Corp (Panama)	188,900	$6,479,270
Family Dollar Stores Inc	68,100	4,021,305
Hasbro Inc	102,700	4,512,638
Johnson Controls Inc	184,300	6,463,401
Kohl’s Corp	167,600	7,731,388
Marriott International Inc ‘A’	101,200	4,273,676
Mattel Inc	144,800	6,340,792
McDonald’s Corp	69,400	6,918,486
Nike Inc ‘B’	67,200	3,965,472
Omnicom Group Inc	182,800	10,766,920
Ross Stores Inc	138,900	8,420,118
Target Corp	51,900	3,552,555
The Home Depot Inc	165,000	11,513,700
The Walt Disney Co	95,300	5,413,040
Time Warner Cable Inc	130,800	12,564,648
Time Warner Inc	204,400	11,777,528

		114,714,937

Consumer Staples - 9.5%

Colgate-Palmolive Co	34,600	4,083,838
Costco Wholesale Corp	39,700	4,212,567
General Mills Inc	145,900	7,194,329
Kellogg Co	104,900	6,758,707
McCormick & Co Inc	73,000	5,369,150
PepsiCo Inc	186,100	14,722,371
Pernod-Ricard SA (France)	72,953	9,100,152
Philip Morris International Inc	96,400	8,937,244
Sysco Corp	125,300	4,406,801
The Coca-Cola Co	108,100	4,371,564
The Procter & Gamble Co	45,600	3,513,936
Wal-Mart Stores Inc	107,300	8,029,259
Walgreen Co	63,700	3,037,216

		83,737,134

Energy - 8.2%

Chevron Corp	103,800	12,333,516
Diamond Offshore Drilling Inc	33,400	2,323,304
EQT Corp	84,800	5,745,200
Exxon Mobil Corp	145,600	13,120,016
Occidental Petroleum Corp	85,300	6,684,961
Phillips 66	65,400	4,576,038
Schlumberger Ltd (Netherlands)	126,600	9,481,074
Spectra Energy Corp	234,700	7,217,025
The Williams Cos Inc	245,806	9,207,893
WPX Energy Inc *	78,000	1,249,560

		71,938,587

Financials - 15.7%

American Express Co	151,800	10,240,428
Aon PLC (United Kingdom)	150,400	9,249,600
Franklin Resources Inc	33,600	5,067,216
General Growth Properties Inc REIT	194,500	3,866,660
JPMorgan Chase & Co	299,100	14,195,286
MetLife Inc	65,500	2,490,310
Morgan Stanley	76,300	1,677,074
Northern Trust Corp	108,500	5,919,760
State Street Corp	159,600	9,430,764
The Allstate Corp	134,900	6,619,543
The Charles Schwab Corp	225,900	3,996,171
The Chubb Corp	124,600	10,906,238
The Goldman Sachs Group Inc	18,800	2,766,420
The McGraw-Hill Cos Inc	74,400	3,874,752
The PNC Financial Services Group Inc	161,300	10,726,450
U.S. Bancorp	421,000	14,284,530
Waddell & Reed Financial Inc ‘A’	110,400	4,833,312
Wells Fargo & Co	358,000	13,242,420
Willis Group Holdings PLC (Ireland)	124,100	4,900,709

		138,287,643

	Shares	Value
Health Care - 14.3%

AmerisourceBergen Corp	138,800	$7,141,260
Baxter International Inc	91,200	6,624,768
C.R. Bard Inc	44,300	4,464,554
CIGNA Corp	52,400	3,268,188
Covidien PLC (Ireland)	116,600	7,910,144
DENTSPLY International Inc	269,600	11,436,432
Johnson & Johnson	114,700	9,351,491
McKesson Corp	121,900	13,160,324
Medtronic Inc	49,100	2,305,736
Merck & Co Inc	286,900	12,689,587
Pfizer Inc	762,900	22,017,294
Stryker Corp	105,100	6,856,724
Thermo Fisher Scientific Inc	146,600	11,213,434
UnitedHealth Group Inc	124,200	7,105,482
Zoetis Inc *	14,000	467,600

		126,013,018

Industrials - 13.8%

C.H. Robinson Worldwide Inc	69,400	4,126,524
Danaher Corp	240,400	14,940,860
Deere & Co	36,200	3,112,476
Eaton Corp PLC (Ireland)	86,899	5,322,564
Equifax Inc	86,000	4,952,740
Expeditors International of Washington Inc	86,900	3,103,199
Fastenal Co	166,400	8,544,640
Fluor Corp	45,600	3,024,648
Illinois Tool Works Inc	72,700	4,430,338
Iron Mountain Inc	179,611	6,521,675
Norfolk Southern Corp	101,700	7,839,036
Pall Corp	112,000	7,657,440
Republic Services Inc	113,600	3,748,800
Robert Half International Inc	93,400	3,505,302
Rockwell Collins Inc	43,900	2,770,968
Roper Industries Inc	107,600	13,698,556
Stanley Black & Decker Inc	29,500	2,388,615
United Parcel Service Inc ‘B’	87,600	7,524,840
United Technologies Corp	154,400	14,425,592

		121,638,813

Information Technology - 11.2%

Accenture PLC ‘A’ (Ireland)	184,800	14,039,256
Analog Devices Inc	62,900	2,924,221
Apple Inc	13,900	6,152,557
Applied Materials Inc	299,300	4,034,564
Automatic Data Processing Inc	186,400	12,119,728
Cisco Systems Inc	294,300	6,153,813
International Business Machines Corp	5,700	1,215,810
Linear Technology Corp	47,100	1,807,227
Microchip Technology Inc	98,800	3,631,888
Microsoft Corp	295,200	8,445,672
QUALCOMM Inc	65,900	4,412,005
Texas Instruments Inc	362,300	12,854,404
The Western Union Co	96,300	1,448,352
Visa Inc ‘A’	91,600	15,557,344
Xilinx Inc	109,400	4,175,798

		98,972,639

Materials - 5.3%

Air Products & Chemicals Inc	43,100	3,754,872
Ecolab Inc	91,300	7,320,434
Nucor Corp	101,600	4,688,840
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	104,700	4,109,475
Praxair Inc	95,800	10,685,532
Sigma-Aldrich Corp	103,000	8,001,040
The Sherwin-Williams Co	48,800	8,241,832

		46,802,025

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Telecommunication Services - 3.4%

AT&T Inc	281,200	$10,317,228
Crown Castle International Corp *	213,600	14,875,104
Vodafone Group PLC ADR (United Kingdom)	174,000	4,943,340

		30,135,672

Utilities - 1.2%

Entergy Corp	79,800	5,046,552
Sempra Energy	71,700	5,731,698

		10,778,250

Total Common Stocks (Cost $643,802,546)		843,018,718

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.9%

Repurchase Agreement - 3.9%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $34,542,934; collateralized by U.S. Treasury Notes: 0.250% due 01/15/15 and value $35,235,000)	$34,542,895	$34,542,895

Total Short-Term Investment (Cost $34,542,895)		34,542,895

TOTAL INVESTMENTS - 99.5% (Cost $678,345,441)		877,561,613

OTHER ASSETS & LIABILITIES, NET - 0.5%		4,620,914

NET ASSETS - 100.0%		$882,182,527

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$114,714,937	$114,714,937	$-	$-
	Consumer Staples	83,737,134	74,636,982	9,100,152	-
	Energy	71,938,587	71,938,587	-	-
	Financials	138,287,643	138,287,643	-	-
	Health Care	126,013,018	126,013,018	-	-
	Industrials	121,638,813	121,638,813	-	-
	Information Technology	98,972,639	98,972,639	-	-
	Materials	46,802,025	46,802,025	-	-
	Telecommunication Services	30,135,672	30,135,672	-	-
	Utilities	10,778,250	10,778,250	-	-

		843,018,718	833,918,566	9,100,152	-
	Short-Term Investment	34,542,895	-	34,542,895	-

	Total	$877,561,613	$833,918,566	$43,643,047	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%

Consumer Discretionary - 11.6%

Abercrombie & Fitch Co ‘A’	12,032	$555,878
Amazon.com Inc *	55,136	14,693,193
Apollo Group Inc ‘A’ *	15,079	262,224
AutoNation Inc *	5,897	257,994
AutoZone Inc *	5,510	2,186,203
Bed Bath & Beyond Inc *	34,290	2,208,962
Best Buy Co Inc	40,387	894,572
BorgWarner Inc *	17,536	1,356,234
Cablevision Systems Corp ‘A’	32,544	486,858
CarMax Inc *	34,590	1,442,403
Carnival Corp (Panama)	67,394	2,311,614
CBS Corp ‘B’	88,721	4,142,384
Chipotle Mexican Grill Inc *	4,706	1,533,544
Coach Inc	42,576	2,128,374
Comcast Corp ‘A’	400,208	16,812,738
D.R. Horton Inc	42,430	1,031,049
Darden Restaurants Inc	19,611	1,013,496
Delphi Automotive PLC (United Kingdom)	44,464	1,974,202
DIRECTV *	86,895	4,919,126
Discovery Communications Inc ‘A’ *	37,185	2,927,947
Dollar General Corp *	45,845	2,318,840
Dollar Tree Inc *	34,459	1,668,849
Expedia Inc	14,163	849,922
Family Dollar Stores Inc	14,572	860,477
Ford Motor Co	594,690	7,820,174
Fossil Inc *	8,100	782,460
GameStop Corp ‘A’	18,329	512,662
Gannett Co Inc	34,746	759,895
Garmin Ltd (Switzerland)	16,653	550,215
Genuine Parts Co	23,450	1,829,100
H&R Block Inc	41,196	1,211,986
Harley-Davidson Inc	34,294	1,827,870
Harman International Industries Inc	10,260	457,904
Hasbro Inc	17,366	763,062
International Game Technology	40,238	663,927
J.C. Penney Co Inc	21,558	325,741
Johnson Controls Inc	103,755	3,638,688
Kohl’s Corp	32,095	1,480,542
L Brands Inc	36,293	1,620,845
Leggett & Platt Inc	21,644	731,134
Lennar Corp ‘A’	25,031	1,038,286
Lowe’s Cos Inc	168,304	6,382,088
Macy’s Inc	59,930	2,507,471
Marriott International Inc ‘A’	36,944	1,560,145
Mattel Inc	52,233	2,287,283
McDonald’s Corp	152,044	15,157,266
Netflix Inc *	8,490	1,608,091
Newell Rubbermaid Inc	43,481	1,134,854
News Corp ‘A’	303,207	9,253,878
Nike Inc ‘B’	110,009	6,491,631
Nordstrom Inc	22,704	1,253,942
O’Reilly Automotive Inc *	16,878	1,730,839
Omnicom Group Inc	39,638	2,334,678
PetSmart Inc	16,329	1,014,031
priceline.com Inc *	7,562	5,202,127
PulteGroup Inc *	51,651	1,045,416
PVH Corp	11,851	1,265,805
Ralph Lauren Corp	9,217	1,560,530
Ross Stores Inc	33,716	2,043,864
Scripps Networks Interactive Inc ‘A’	13,051	839,701
Staples Inc	102,257	1,373,312
Starbucks Corp	113,608	6,471,112
Starwood Hotels & Resorts Worldwide Inc	29,375	1,872,069
Target Corp	98,673	6,754,167
The Gap Inc	45,070	1,595,478
The Goodyear Tire & Rubber Co *	37,354	471,034

	Shares	Value
The Home Depot Inc	226,700	$15,819,126
The Interpublic Group of Cos Inc	62,771	817,906
The TJX Cos Inc	110,568	5,169,054
The Walt Disney Co	273,741	15,548,489
The Washington Post Co ‘B’	681	304,407
Tiffany & Co	18,089	1,257,909
Time Warner Cable Inc	44,808	4,304,256
Time Warner Inc	141,737	8,166,886
TripAdvisor Inc *	16,682	876,139
Urban Outfitters Inc *	16,548	641,070
VF Corp	13,371	2,242,985
Viacom Inc ‘B’	69,047	4,251,224
Whirlpool Corp	11,909	1,410,740
Wyndham Worldwide Corp	20,720	1,336,026
Wynn Resorts Ltd	12,095	1,513,810
Yum! Brands Inc	68,361	4,917,890

		246,640,303

Consumer Staples - 10.9%

Altria Group Inc	304,743	10,480,112
Archer-Daniels-Midland Co	99,854	3,368,075
Avon Products Inc	65,579	1,359,453
Beam Inc	24,308	1,544,530
Brown-Forman Corp ‘B’	22,985	1,641,129
Campbell Soup Co	27,215	1,234,472
Coca-Cola Enterprises Inc	39,793	1,469,158
Colgate-Palmolive Co	66,660	7,867,880
ConAgra Foods Inc	62,747	2,246,970
Constellation Brands Inc ‘A’ *	23,109	1,100,913
Costco Wholesale Corp	66,051	7,008,672
CVS Caremark Corp	186,679	10,265,478
Dean Foods Co *	28,184	510,976
Dr Pepper Snapple Group Inc	30,879	1,449,769
General Mills Inc	98,036	4,834,155
H.J. Heinz Co	48,616	3,513,478
Hormel Foods Corp	20,402	843,011
Kellogg Co	37,859	2,439,255
Kimberly-Clark Corp	58,774	5,758,677
Kraft Foods Group Inc	89,840	4,629,455
Lorillard Inc	57,524	2,321,093
McCormick & Co Inc	20,116	1,479,532
Mead Johnson Nutrition Co	30,688	2,376,786
Molson Coors Brewing Co ‘B’	23,665	1,157,929
Mondelez International Inc ‘A’	269,623	8,253,160
Monster Beverage Corp *	21,841	1,042,689
PepsiCo Inc	233,918	18,505,253
Philip Morris International Inc	249,842	23,162,852
Reynolds American Inc	48,789	2,170,623
Safeway Inc	36,226	954,555
Sysco Corp	88,846	3,124,714
The Clorox Co	19,856	1,757,852
The Coca-Cola Co	581,136	23,501,140
The Estee Lauder Cos Inc ‘A’	36,362	2,328,259
The Hershey Co	22,763	1,992,445
The J.M. Smucker Co	16,264	1,612,738
The Kroger Co	78,603	2,604,903
The Procter & Gamble Co	414,176	31,916,403
Tyson Foods Inc ‘A’	43,011	1,067,533
Wal-Mart Stores Inc	253,604	18,977,187
Walgreen Co	130,399	6,217,424
Whole Foods Market Inc	26,139	2,267,558

		232,358,246

Energy - 10.8%

Anadarko Petroleum Corp	75,895	6,637,018
Apache Corp	59,398	4,583,150
Baker Hughes Inc	66,986	3,108,820
Cabot Oil & Gas Corp	31,904	2,157,029
Cameron International Corp *	37,579	2,450,151
Chesapeake Energy Corp	78,945	1,611,267

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Chevron Corp	294,557	$34,999,263
ConocoPhillips	185,127	11,126,133
CONSOL Energy Inc	34,591	1,163,987
Denbury Resources Inc *	56,635	1,056,243
Devon Energy Corp	57,248	3,229,932
Diamond Offshore Drilling Inc	10,511	731,145
Ensco PLC ‘A’ (United Kingdom)	35,243	2,114,580
EOG Resources Inc	41,202	5,276,740
EQT Corp	22,825	1,546,394
Exxon Mobil Corp	679,335	61,214,877
FMC Technologies Inc *	36,043	1,960,379
Halliburton Co	141,281	5,709,165
Helmerich & Payne Inc	16,111	977,938
Hess Corp	45,050	3,226,031
Kinder Morgan Inc	95,786	3,705,002
Marathon Oil Corp	107,301	3,618,190
Marathon Petroleum Corp	50,255	4,502,848
Murphy Oil Corp	27,466	1,750,408
Nabors Industries Ltd (Bermuda)	44,202	716,956
National Oilwell Varco Inc	64,686	4,576,534
Newfield Exploration Co *	20,595	461,740
Noble Corp (Switzerland)	38,346	1,462,900
Noble Energy Inc	27,226	3,148,959
Occidental Petroleum Corp	122,136	9,571,798
Peabody Energy Corp	40,878	864,570
Phillips 66	94,237	6,593,763
Pioneer Natural Resources Co	20,068	2,493,449
QEP Resources Inc	27,091	862,577
Range Resources Corp	24,689	2,000,797
Rowan Cos PLC ‘A’ * (United Kingdom)	18,780	664,061
Schlumberger Ltd (Netherlands)	201,391	15,082,172
Southwestern Energy Co *	53,222	1,983,052
Spectra Energy Corp	101,300	3,114,975
Tesoro Corp	20,839	1,220,123
The Williams Cos Inc	103,332	3,870,817
Valero Energy Corp	83,835	3,813,654
WPX Energy Inc *	30,440	487,649

		231,447,236

Financials - 15.8%

ACE Ltd (Switzerland)	51,447	4,577,240
Aflac Inc	70,874	3,686,865
American Express Co	145,718	9,830,136
American International Group Inc *	223,840	8,689,469
American Tower Corp REIT	59,905	4,607,893
Ameriprise Financial Inc	30,853	2,272,323
Aon PLC (United Kingdom)	47,244	2,905,506
Apartment Investment & Management Co ‘A’ REIT	22,176	679,916
Assurant Inc	11,904	535,799
AvalonBay Communities Inc REIT	17,250	2,185,057
Bank of America Corp	1,640,579	19,982,252
BB&T Corp	106,106	3,330,667
Berkshire Hathaway Inc ‘B’ *	276,547	28,816,197
BlackRock Inc	18,962	4,870,959
Boston Properties Inc REIT	22,991	2,323,470
Capital One Financial Corp	88,280	4,850,986
CBRE Group Inc ‘A’ *	46,120	1,164,530
Cincinnati Financial Corp	22,272	1,051,016
Citigroup Inc	460,739	20,383,093
CME Group Inc ‘A’	46,530	2,856,477
Comerica Inc	28,460	1,023,137
Discover Financial Services	75,117	3,368,246
E*TRADE Financial Corp *	39,103	418,793
Equity Residential REIT	48,540	2,672,612
Fifth Third Bancorp	132,722	2,164,696
First Horizon National Corp	36,921	394,316
Franklin Resources Inc	20,945	3,158,715
Genworth Financial Inc ‘A’ *	74,853	748,530
HCP Inc REIT	68,740	3,427,376

	Shares	Value
Health Care REIT Inc	39,547	$2,685,637
Host Hotels & Resorts Inc REIT	110,178	1,927,013
Hudson City Bancorp Inc	71,887	621,104
Huntington Bancshares Inc	127,690	943,629
IntercontinentalExchange Inc *	11,024	1,797,684
Invesco Ltd (Bermuda)	66,861	1,936,295
JPMorgan Chase & Co	580,325	27,542,224
KeyCorp	140,095	1,395,346
Kimco Realty Corp REIT	61,849	1,385,418
Legg Mason Inc	17,407	559,635
Leucadia National Corp	44,530	1,221,458
Lincoln National Corp	41,165	1,342,391
Loews Corp	46,888	2,066,354
M&T Bank Corp	18,541	1,912,690
Marsh & McLennan Cos Inc	83,143	3,156,940
MetLife Inc	165,809	6,304,058
Moody’s Corp	29,413	1,568,301
Morgan Stanley	208,166	4,575,489
Northern Trust Corp	32,986	1,799,716
NYSE Euronext	36,868	1,424,580
People’s United Financial Inc	51,363	690,319
Plum Creek Timber Co Inc REIT	24,611	1,284,694
Principal Financial Group Inc	41,867	1,424,734
Prologis Inc REIT	70,169	2,805,357
Prudential Financial Inc	70,502	4,158,913
Public Storage REIT	21,872	3,331,543
Regions Financial Corp	214,289	1,755,027
Simon Property Group Inc REIT	47,560	7,541,114
SLM Corp	68,745	1,407,898
State Street Corp	69,276	4,093,519
SunTrust Banks Inc	81,712	2,354,123
T. Rowe Price Group Inc	39,271	2,940,220
The Allstate Corp	72,395	3,552,423
The Bank of New York Mellon Corp	176,416	4,937,884
The Charles Schwab Corp	166,637	2,947,809
The Chubb Corp	39,592	3,465,488
The Goldman Sachs Group Inc	66,347	9,762,961
The Hartford Financial Services Group Inc	66,194	1,707,805
The McGraw-Hill Cos Inc	42,573	2,217,202
The NASDAQ OMX Group Inc	17,866	577,072
The PNC Financial Services Group Inc	79,933	5,315,544
The Progressive Corp	84,300	2,130,261
The Travelers Cos Inc	57,306	4,824,592
Torchmark Corp	14,203	849,339
U.S. Bancorp	282,534	9,586,379
Unum Group	40,914	1,155,821
Ventas Inc REIT	44,265	3,240,198
Vornado Realty Trust REIT	25,682	2,148,042
Wells Fargo & Co	743,234	27,492,226
Weyerhaeuser Co REIT	82,675	2,594,341
XL Group PLC (Ireland)	44,728	1,355,258
Zions Bancorp	27,851	695,996

		337,486,336

Health Care - 12.5%

Abbott Laboratories	238,153	8,411,564
AbbVie Inc	239,661	9,773,376
Actavis Inc *	19,381	1,785,184
Aetna Inc	49,735	2,542,453
Agilent Technologies Inc	52,669	2,210,518
Alexion Pharmaceuticals Inc *	29,597	2,727,068
Allergan Inc	46,630	5,205,307
AmerisourceBergen Corp	34,903	1,795,759
Amgen Inc	113,480	11,632,835
Baxter International Inc	82,777	6,012,921
Becton Dickinson & Co	29,411	2,811,986
Biogen Idec Inc *	35,830	6,911,965
Boston Scientific Corp *	205,838	1,607,595
Bristol-Myers Squibb Co	248,263	10,225,953
C.R. Bard Inc	11,523	1,161,288

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Cardinal Health Inc	51,680	$2,150,922
CareFusion Corp *	33,747	1,180,807
Celgene Corp *	63,492	7,359,358
Cerner Corp *	22,193	2,102,787
CIGNA Corp	43,355	2,704,051
Coventry Health Care Inc	20,443	961,434
Covidien PLC (Ireland)	71,549	4,853,884
DaVita HealthCare Partners Inc *	12,796	1,517,478
DENTSPLY International Inc	21,657	918,690
Edwards Lifesciences Corp *	17,302	1,421,532
Eli Lilly & Co	151,364	8,595,962
Express Scripts Holding Co *	124,101	7,154,423
Forest Laboratories Inc *	35,527	1,351,447
Gilead Sciences Inc *	230,826	11,294,316
Hospira Inc *	25,144	825,477
Humana Inc	24,009	1,659,262
Intuitive Surgical Inc *	6,084	2,988,400
Johnson & Johnson	423,829	34,554,778
Laboratory Corp of America Holdings *	14,118	1,273,444
Life Technologies Corp *	26,089	1,686,132
McKesson Corp	35,313	3,812,391
Medtronic Inc	153,342	7,200,940
Merck & Co Inc	458,260	20,268,840
Mylan Inc *	59,980	1,735,821
Patterson Cos Inc	12,652	481,282
PerkinElmer Inc	17,215	579,113
Perrigo Co	13,395	1,590,388
Pfizer Inc	1,090,023	31,458,064
Quest Diagnostics Inc	24,031	1,356,550
St. Jude Medical Inc	42,887	1,734,350
Stryker Corp	43,846	2,860,513
Tenet Healthcare Corp *	15,816	752,525
Thermo Fisher Scientific Inc	54,226	4,147,747
UnitedHealth Group Inc	155,399	8,890,377
Varian Medical Systems Inc *	16,539	1,190,808
Waters Corp *	13,024	1,223,084
WellPoint Inc	46,097	3,053,004
Zimmer Holdings Inc	25,680	1,931,650

		265,637,803

Industrials - 10.0%

3M Co	96,258	10,233,188
Avery Dennison Corp	15,177	653,673
C.H. Robinson Worldwide Inc	24,455	1,454,094
Caterpillar Inc	99,318	8,637,686
Cintas Corp	15,893	701,358
CSX Corp	154,782	3,812,281
Cummins Inc	26,769	3,100,118
Danaher Corp	87,943	5,465,657
Deere & Co	59,067	5,078,581
Dover Corp	26,487	1,930,373
Eaton Corp PLC (Ireland)	71,427	4,374,904
Emerson Electric Co	109,446	6,114,748
Equifax Inc	18,261	1,051,651
Expeditors International of Washington Inc	31,314	1,118,223
Fastenal Co	40,927	2,101,601
FedEx Corp	44,341	4,354,286
Flowserve Corp	7,298	1,223,948
Fluor Corp	24,642	1,634,504
General Dynamics Corp	50,373	3,551,800
General Electric Co	1,576,609	36,451,200
Honeywell International Inc	118,838	8,954,443
Illinois Tool Works Inc	62,974	3,837,636
Ingersoll-Rand PLC (Ireland)	41,791	2,298,923
Iron Mountain Inc	25,367	921,076
Jacobs Engineering Group Inc *	19,763	1,111,471
Joy Global Inc	16,102	958,391
L-3 Communications Holdings Inc	13,633	1,103,182
Lockheed Martin Corp	40,594	3,918,133
Masco Corp	53,988	1,093,257

	Shares	Value
Norfolk Southern Corp	47,690	$3,675,945
Northrop Grumman Corp	35,956	2,522,313
PACCAR Inc	53,592	2,709,612
Pall Corp	16,869	1,153,334
Parker Hannifin Corp	22,615	2,071,082
Pentair Ltd (Switzerland)	31,258	1,648,860
Pitney Bowes Inc	30,548	453,943
Precision Castparts Corp	22,205	4,210,512
Quanta Services Inc *	32,398	925,935
Raytheon Co	49,334	2,900,346
Republic Services Inc	45,049	1,486,617
Robert Half International Inc	21,140	793,384
Rockwell Automation Inc	21,196	1,830,275
Rockwell Collins Inc	20,710	1,307,215
Roper Industries Inc	14,994	1,908,886
Ryder System Inc	7,816	467,006
Snap-on Inc	8,805	728,174
Southwest Airlines Co	110,409	1,488,313
Stanley Black & Decker Inc	24,296	1,967,247
Stericycle Inc *	13,052	1,385,861
Textron Inc	41,178	1,227,516
The ADT Corp	35,244	1,724,841
The Boeing Co	103,185	8,858,432
The Dun & Bradstreet Corp	6,200	518,630
Tyco International Ltd (Switzerland)	70,655	2,260,960
Union Pacific Corp	71,156	10,133,326
United Parcel Service Inc ‘B’	108,422	9,313,450
United Technologies Corp	127,863	11,946,240
W.W. Grainger Inc	9,066	2,039,669
Waste Management Inc	66,300	2,599,623
Xylem Inc	28,268	779,066

		214,276,999

Information Technology - 17.9%

Accenture PLC ‘A’ (Ireland)	97,694	7,421,813
Adobe Systems Inc *	75,625	3,290,444
Advanced Micro Devices Inc *	91,546	233,442
Akamai Technologies Inc *	26,975	951,948
Altera Corp	48,459	1,718,841
Amphenol Corp ‘A’	24,238	1,809,367
Analog Devices Inc	46,392	2,156,764
Apple Inc	142,382	63,022,545
Applied Materials Inc	181,946	2,452,632
Autodesk Inc *	34,094	1,406,037
Automatic Data Processing Inc	73,538	4,781,441
BMC Software Inc *	19,876	920,855
Broadcom Corp ‘A’	79,368	2,751,688
CA Inc	50,470	1,270,330
Cisco Systems Inc	808,438	16,904,439
Citrix Systems Inc *	28,292	2,041,551
Cognizant Technology Solutions Corp ‘A’ *	45,755	3,505,290
Computer Sciences Corp	23,275	1,145,828
Corning Inc	223,376	2,977,602
Dell Inc	221,425	3,173,020
eBay Inc *	176,919	9,592,548
Electronic Arts Inc *	45,507	805,474
EMC Corp *	319,073	7,622,654
F5 Networks Inc *	11,897	1,059,785
Fidelity National Information Services Inc	44,453	1,761,228
First Solar Inc *	9,109	245,579
Fiserv Inc *	20,241	1,777,767
FLIR Systems Inc	21,987	571,882
Google Inc ‘A’ *	40,487	32,147,893
Harris Corp	17,170	795,658
Hewlett-Packard Co	296,083	7,058,619
Intel Corp	749,928	16,385,927
International Business Machines Corp	158,846	33,881,852
Intuit Inc	42,241	2,773,122
Jabil Circuit Inc	27,900	515,592
JDS Uniphase Corp *	35,702	477,336

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Juniper Networks Inc *	78,178	$1,449,420
KLA-Tencor Corp	25,172	1,327,571
Lam Research Corp *	24,663	1,022,528
Linear Technology Corp	35,259	1,352,888
LSI Corp *	83,690	567,418
MasterCard Inc ‘A’	16,010	8,663,491
Microchip Technology Inc	29,619	1,088,794
Micron Technology Inc *	154,914	1,546,042
Microsoft Corp	1,143,024	32,701,917
Molex Inc	21,069	616,900
Motorola Solutions Inc	41,848	2,679,527
NetApp Inc *	54,643	1,866,605
NVIDIA Corp	94,856	1,216,054
Oracle Corp	559,906	18,107,360
Paychex Inc	49,078	1,721,165
QUALCOMM Inc	260,504	17,440,743
Red Hat Inc *	29,323	1,482,571
SAIC Inc	42,851	580,631
salesforce.com inc *	20,428	3,653,139
SanDisk Corp *	36,667	2,016,685
Seagate Technology PLC (Ireland)	48,431	1,770,637
Symantec Corp *	104,503	2,579,134
TE Connectivity Ltd (Switzerland)	63,725	2,671,989
Teradata Corp *	25,142	1,471,058
Teradyne Inc *	28,850	467,947
Texas Instruments Inc	167,514	5,943,397
The Western Union Co	86,250	1,297,200
Total System Services Inc	24,299	602,129
VeriSign Inc *	23,135	1,093,823
Visa Inc ‘A’	78,194	13,280,469
Western Digital Corp	32,845	1,651,447
Xerox Corp	185,580	1,595,988
Xilinx Inc	39,656	1,513,669
Yahoo! Inc *	146,950	3,457,733

		381,906,862

Materials - 3.4%

Air Products & Chemicals Inc	31,482	2,742,712
Airgas Inc	10,361	1,027,397
Alcoa Inc	162,122	1,381,279
Allegheny Technologies Inc	16,318	517,444
Ball Corp	22,662	1,078,258
Bemis Co Inc	15,620	630,423
CF Industries Holdings Inc	9,553	1,818,605
Cliffs Natural Resources Inc	22,968	436,622
E.I. du Pont de Nemours & Co	141,656	6,963,809
Eastman Chemical Co	23,342	1,630,906
Ecolab Inc	40,248	3,227,085
FMC Corp	20,872	1,190,330
Freeport-McMoRan Copper & Gold Inc	143,967	4,765,308
International Flavors & Fragrances Inc	12,332	945,494
International Paper Co	66,895	3,115,969
LyondellBasell Industries NV ‘A’ (Netherlands)	57,569	3,643,542
MeadWestvaco Corp	26,632	966,742
Monsanto Co	81,240	8,581,381
Newmont Mining Corp	75,314	3,154,903
Nucor Corp	48,165	2,222,815
Owens-Illinois Inc *	24,880	663,052
PPG Industries Inc	21,658	2,900,873
Praxair Inc	44,908	5,009,038
Sealed Air Corp	29,413	709,147
Sigma-Aldrich Corp	18,261	1,418,514
The Dow Chemical Co	182,605	5,814,143
The Mosaic Co	41,952	2,500,759
The Sherwin-Williams Co	13,013	2,197,766
United States Steel Corp	21,823	425,548
Vulcan Materials Co	19,690	1,017,973

		72,697,837

	Shares	Value
Telecommunication Services - 3.0%

AT&T Inc	832,651	$30,549,965
CenturyLink Inc	94,886	3,333,345
Crown Castle International Corp *	44,449	3,095,429
Frontier Communications Corp	150,982	600,908
MetroPCS Communications Inc *	48,519	528,857
Sprint Nextel Corp *	456,482	2,834,753
Verizon Communications Inc	433,374	21,300,332
Windstream Corp	89,520	711,684

		62,955,273

Utilities - 3.5%

AGL Resources Inc	17,810	747,129
Ameren Corp	36,828	1,289,717
American Electric Power Co Inc	73,636	3,580,919
CenterPoint Energy Inc	64,847	1,553,734
CMS Energy Corp	40,153	1,121,875
Consolidated Edison Inc	44,405	2,710,037
Dominion Resources Inc	87,379	5,083,710
DTE Energy Co	26,160	1,787,774
Duke Energy Corp	106,839	7,755,443
Edison International	49,398	2,485,707
Entergy Corp	27,001	1,707,543
Exelon Corp	129,636	4,469,849
FirstEnergy Corp	63,408	2,675,818
Integrys Energy Group Inc	11,885	691,232
NextEra Energy Inc	64,266	4,992,183
NiSource Inc	47,180	1,384,261
Northeast Utilities	47,659	2,071,260
NRG Energy Inc	48,995	1,297,878
ONEOK Inc	31,070	1,481,107
Pepco Holdings Inc	34,941	747,737
PG&E Corp	66,505	2,961,468
Pinnacle West Capital Corp	16,674	965,258
PPL Corp	88,369	2,766,833
Public Service Enterprise Group Inc	76,711	2,634,256
SCANA Corp	20,075	1,027,037
Sempra Energy	34,305	2,742,342
Southern Co	131,758	6,182,085
TECO Energy Inc	31,078	553,810
The AES Corp	93,844	1,179,619
Wisconsin Energy Corp	34,779	1,491,671
Xcel Energy Inc	74,031	2,198,721

		74,338,013

Total Common Stocks (Cost $1,285,807,670)		2,119,744,908

	Principal Amount

SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $13,399,099; collateralized by Fannie Mae: 4.625% due 10/15/14 and value $13,669,875)	$13,399,084	13,399,084

Total Short-Term Investment (Cost $13,399,084)		13,399,084

TOTAL INVESTMENTS - 100.0% (Cost $1,299,206,754)		2,133,143,992

OTHER ASSETS & LIABILITIES, NET - 0.0%		402,783

NET ASSETS - 100.0%		$2,133,546,775

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2013, $987,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2013 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
S&P 500 E-Mini (06/13)	216	$16,579,559	$297,601

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$2,119,744,908	$2,119,744,908	$-	$-
	Short-Term Investment	13,399,084	-	13,399,084	-
	Derivatives:
	Equity Contracts
	Futures	297,601	297,601	-	-

	Total	$2,133,441,593	$2,120,042,509	$13,399,084	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

FOCUSED 30 PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.2%

Consumer Discretionary - 11.3%

Amazon.com Inc *	4,171	$1,111,530
Cie Financiere Richemont SA ‘A’ (Switzerland)	42,410	3,333,884
MGM Resorts International *	209,923	2,760,488
News Corp ‘A’	132,368	4,039,871
Prada SPA (Italy)	149,300	1,517,526

		12,763,299

Consumer Staples - 6.5%

Davide Campari-Milano SPA (Italy)	219,530	1,710,808
Mead Johnson Nutrition Co	19,843	1,536,840
Monster Beverage Corp *	57,490	2,744,573
Pernod-Ricard SA (France)	10,476	1,306,775

		7,298,996

Financials - 7.5%

AIA Group Ltd (Hong Kong)	498,600	2,179,017
Prudential PLC (United Kingdom)	164,347	2,674,323
Walker & Dunlop Inc *	197,946	3,557,090

		8,410,430

Health Care - 18.5%

Celgene Corp *	61,905	7,175,409
Express Scripts Holding Co *	107,804	6,214,901
Gilead Sciences Inc *	34,586	1,692,293
Intuitive Surgical Inc *	512	251,489
Medivation Inc *	67,477	3,155,899
Vertex Pharmaceuticals Inc *	41,589	2,286,563

		20,776,554

Industrials - 9.2%

FANUC Corp (Japan)	22,500	3,461,540
Iron Mountain Inc	69,501	2,523,581
Precision Castparts Corp	4,437	841,344
United Parcel Service Inc ‘B’	40,729	3,498,621

		10,325,086

Information Technology - 34.9%

Amphenol Corp ‘A’	21,603	1,612,664
Apple Inc	23,998	10,622,235
CoStar Group Inc *	38,813	4,248,471
eBay Inc *	115,029	6,236,872
EMC Corp *	125,054	2,987,540
MasterCard Inc ‘A’	2,651	1,434,536

	Shares	Value
ON Semiconductor Corp *	198,673	$1,645,013
TE Connectivity Ltd (Switzerland)	68,953	2,891,199
Trimble Navigation Ltd *	98,196	2,941,952
VistaPrint NV * (Netherlands)	68,288	2,640,014
VMware Inc ‘A’ *	22,050	1,739,304
Yelp Inc *	9,930	235,440

		39,235,240

Materials - 1.2%

Turquoise Hill Resources Ltd (XNYS) * (Canada)	206,271	1,311,884

Telecommunication Services - 6.1%

Crown Castle International Corp *	89,572	6,237,794
Ziggo NV (Netherlands)	17,797	626,598

		6,864,392

Total Common Stocks (Cost $77,898,017)		106,985,881

	Principal Amount

SHORT-TERM INVESTMENT - 4.8%

Repurchase Agreement - 4.8%

State Street Bank & Trust Co 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $5,373,475; collateralized by Fannie Mae: 2.170% due 11/07/22 and value $120,173 and Freddie Mac: 1.960% due 11/07/22 and value $5,364,322)	$5,373,469	5,373,469

Total Short-Term Investment (Cost $5,373,469)		5,373,469

TOTAL INVESTMENTS - 100.0% (Cost $83,271,486)		112,359,350

OTHER ASSETS & LIABILITIES, NET - 0.0%		51,808

NET ASSETS - 100.0%		$112,411,158

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$12,763,299	$7,911,889	$4,851,410	$-
	Consumer Staples	7,298,996	4,281,413	3,017,583	-
	Financials	8,410,430	3,557,090	4,853,340	-
	Health Care	20,776,554	20,776,554	-	-
	Industrials	10,325,086	6,863,546	3,461,540	-
	Information Technology	39,235,240	39,235,240	-	-
	Materials	1,311,884	1,311,884	-	-
	Telecommunication Services	6,864,392	6,237,794	626,598	-

		106,985,881	90,175,410	16,810,471	-
	Short-Term Investment	5,373,469	-	5,373,469	-

	Total	$112,359,350	$90,175,410	$22,183,940	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

GROWTH LT PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%

Consumer Discretionary - 17.4%

Amazon.com Inc *	11,583	$3,086,754
AutoZone Inc *	20,617	8,180,207
CBS Corp ‘B’	183,446	8,565,094
Coach Inc	133,593	6,678,314
L Brands Inc	295,694	13,205,694
Mattel Inc	114,825	5,028,187
News Corp ‘A’	89,048	2,717,745
Nike Inc ‘B’	187,762	11,079,836
Nordstrom Inc	61,963	3,422,216
Polaris Industries Inc	31,038	2,870,705
Prada SPA (Italy)	301,600	3,065,545
priceline.com Inc *	3,797	2,612,070
Starbucks Corp	90,346	5,146,108
The TJX Cos Inc	112,525	5,260,544
The Walt Disney Co	71,626	4,068,357
Time Warner Cable Inc	73,493	7,059,737

		92,047,113

Consumer Staples - 10.3%

Anheuser-Busch InBev NV (Belgium)	93,274	9,244,600
Colgate-Palmolive Co	43,061	5,082,490
Costco Wholesale Corp	55,905	5,932,080
Mead Johnson Nutrition Co	30,188	2,338,061
Pernod-Ricard SA (France)	78,554	9,798,820
Philip Morris International Inc	53,758	4,983,904
Reckitt Benckiser Group PLC (United Kingdom)	36,958	2,651,938
SABMiller PLC (United Kingdom)	143,246	7,544,141
Unilever NV CVA (Netherlands)	38,430	1,575,408
Whole Foods Market Inc	62,512	5,422,916

		54,574,358

Energy - 4.5%

Dresser-Rand Group Inc *	55,856	3,444,081
Enterprise Products Partners LP	6,460	389,473
EOG Resources Inc	32,265	4,132,179
Helmerich & Payne Inc	60,776	3,689,103
Kinder Morgan Inc	78,248	3,026,633
National Oilwell Varco Inc	49,820	3,524,765
Noble Energy Inc	47,809	5,529,589

		23,735,823

Financials - 2.5%

AIA Group Ltd (Hong Kong)	613,200	2,679,850
Simon Property Group Inc REIT	19,839	3,145,672
T. Rowe Price Group Inc	62,380	4,670,391
Ventas Inc REIT	41,457	3,034,652

		13,530,565

Health Care - 14.5%

AbbVie Inc	246,465	10,050,843
Aetna Inc	81,951	4,189,335
Alexion Pharmaceuticals Inc *	14,301	1,317,694
Celgene Corp *	80,119	9,286,593
Express Scripts Holding Co *	165,302	9,529,660
Gilead Sciences Inc *	261,139	12,777,531
Medivation Inc *	91,656	4,286,751
Perrigo Co	54,488	6,469,360
Shire PLC ADR (United Kingdom)	26,442	2,415,741
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	51,685	3,877,409
Varian Medical Systems Inc *	40,717	2,931,624
Vertex Pharmaceuticals Inc *	76,875	4,226,588
Zoetis Inc *	160,105	5,347,507

		76,706,636

	Shares	Value
Industrials - 12.2%

Canadian Pacific Railway Ltd (NYSE) (Canada)	63,129	$8,236,441
Danaher Corp	141,586	8,799,570
FANUC Corp (Japan)	37,200	5,723,078
Fastenal Co	74,176	3,808,938
Precision Castparts Corp	65,739	12,465,429
Sensata Technologies Holding NV * (Netherlands)	179,381	5,896,253
Tyco International Ltd (Switzerland)	163,625	5,236,000
Union Pacific Corp	14,558	2,073,205
Verisk Analytics Inc ‘A’ *	68,012	4,191,579
W.W. Grainger Inc	35,464	7,978,691

		64,409,184

Information Technology - 31.2%

Amdocs Ltd (United Kingdom)	136,266	4,939,643
Amphenol Corp ‘A’	86,395	6,449,387
ANSYS Inc *	61,520	5,008,958
Apple Inc	83,419	36,923,752
Atmel Corp *	441,229	3,070,954
Cisco Systems Inc	125,324	2,620,525
eBay Inc *	183,092	9,927,248
EMC Corp *	88,372	2,111,207
Google Inc ‘A’ *	27,680	21,978,750
Informatica Corp *	134,466	4,635,043
Intuit Inc	146,700	9,630,855
LinkedIn Corp ‘A’ *	11,105	1,955,146
MasterCard Inc ‘A’	14,052	7,603,959
Motorola Solutions Inc	123,984	7,938,696
ON Semiconductor Corp *	593,243	4,912,052
Oracle Corp	385,039	12,452,161
Taiwan Semiconductor Manufacturing Co Ltd (Taiwan)	1,116,548	3,730,250
TE Connectivity Ltd (Switzerland)	209,750	8,794,818
Telefonaktiebolaget LM Ericsson ‘B’ (Sweden)	106,761	1,332,105
Teradata Corp *	19,933	1,166,280
Visa Inc ‘A’	13,264	2,252,758
VMware Inc ‘A’ *	74,922	5,909,847

		165,344,394

Materials - 3.4%

Ball Corp	114,801	5,462,232
Monsanto Co	66,082	6,980,242
Praxair Inc	49,836	5,558,707

		18,001,181

Telecommunication Services - 0.6%

Crown Castle International Corp *	47,200	3,287,008

Utilities - 0.5%

Brookfield Infrastructure Partners LP (Bermuda)	68,765	2,617,196

Total Common Stocks (Cost $430,350,666)		514,253,458

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

GROWTH LT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.9%

Repurchase Agreement - 2.9%

State Street Bank & Trust Co 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $15,405,037; collateralized by Freddie Mac: 1.960% due 11/07/22 and value $15,714,364)	$15,405,020	$15,405,020

Total Short-Term Investment (Cost $15,405,020)		15,405,020

TOTAL INVESTMENTS - 100.0% (Cost $445,755,686)		529,658,478

OTHER ASSETS & LIABILITIES, NET - 0.0%		17,799

NET ASSETS - 100.0%		$529,676,277

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Forward foreign currency contracts outstanding as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
GBP	750,000	USD	1,137,375	04/13	JPM	$2,162
GBP	600,000	USD	906,702	05/13	RBC	4,790
USD	2,510,082	EUR	1,935,000	04/13	CSF	29,459
USD	4,281,966	EUR	3,300,000	04/13	JPM	51,638
USD	3,641,480	EUR	2,790,000	05/13	HSB	64,442
USD	4,652,891	EUR	3,590,000	05/13	RBC	49,941
USD	2,684,826	GBP	1,800,000	04/13	CSF	(49,958)
USD	3,873,096	GBP	2,580,000	04/13	JPM	(46,912)
USD	1,411,781	GBP	950,000	05/13	HSB	(31,467)
USD	3,723,902	GBP	2,450,000	05/13	RBC	1,977
USD	1,408,889	JPY	135,300,000	04/13	CSF	(28,567)
USD	1,130,710	JPY	105,000,000	04/13	JPM	15,218
USD	914,889	JPY	88,000,000	05/13	HSB	(20,127)
USD	1,855,581	JPY	176,000,000	05/13	RBC	(14,543)

Total Forward Foreign Currency Contracts						$28,053

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

GROWTH LT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$92,047,113	$88,981,568	$3,065,545	$-
	Consumer Staples	54,574,358	23,759,451	30,814,907	-
	Energy	23,735,823	23,735,823	-	-
	Financials	13,530,565	10,850,715	2,679,850	-
	Health Care	76,706,636	76,706,636	-	-
	Industrials	64,409,184	58,686,106	5,723,078	-
	Information Technology	165,344,394	160,282,039	5,062,355	-
	Materials	18,001,181	18,001,181	-	-
	Telecommunication Services	3,287,008	3,287,008	-	-
	Utilities	2,617,196	2,617,196	-	-

		514,253,458	466,907,723	47,345,735	-
	Short-Term Investment	15,405,020	-	15,405,020	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	219,627	-	219,627	-

	Total Assets	529,878,105	466,907,723	62,970,382	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(191,574)	-	(191,574)	-

	Total Liabilities	(191,574)	-	(191,574)	-

	Total	$529,686,531	$466,907,723	$62,778,808	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%

Consumer Discretionary - 16.8%

Aaron’s Inc	9,974	$286,054
Advance Auto Parts Inc	12,587	1,040,316
Allison Transmission Holdings Inc	4,681	112,391
Amazon.com Inc *	61,917	16,500,261
AMC Networks Inc ‘A’ *	9,806	619,543
American Eagle Outfitters Inc	26,046	487,060
Apollo Group Inc ‘A’ *	16,613	288,900
Ascena Retail Group Inc *	21,304	395,189
AutoNation Inc *	3,133	137,069
AutoZone Inc *	6,265	2,485,764
Bally Technologies Inc *	7,083	368,104
Bed Bath & Beyond Inc *	39,795	2,563,594
Big Lots Inc *	10,282	362,646
BorgWarner Inc *	19,621	1,517,488
Brinker International Inc	12,776	481,016
Cablevision Systems Corp ‘A’	4,019	60,124
CarMax Inc *	7,146	297,988
Carter’s Inc *	8,223	470,931
CBS Corp ‘B’	18,857	880,433
Charter Communications Inc ‘A’ *	8,310	865,736
Chico’s FAS Inc	20,418	343,022
Chipotle Mexican Grill Inc *	5,428	1,768,822
Choice Hotels International Inc	446	18,870
Cinemark Holdings Inc	19,755	581,587
Clear Channel Outdoor Holdings Inc ‘A’ *	4,487	33,608
Coach Inc	49,190	2,459,008
Comcast Corp ‘A’	218,774	9,190,696
D.R. Horton Inc	3,645	88,574
Darden Restaurants Inc	22,027	1,138,355
Deckers Outdoor Corp *	3,671	204,438
Delphi Automotive PLC (United Kingdom)	56,187	2,494,703
Dick’s Sporting Goods Inc	15,880	751,124
DIRECTV *	98,181	5,558,026
Discovery Communications Inc ‘A’ *	40,885	3,219,285
DISH Network Corp ‘A’	27,307	1,034,935
Dollar General Corp *	31,619	1,599,289
Dollar Tree Inc *	39,708	1,923,058
DSW Inc ‘A’	5,364	342,223
Dunkin’ Brands Group Inc	12,076	445,363
Expedia Inc	9,422	565,414
Family Dollar Stores Inc	16,549	977,218
Foot Locker Inc	5,291	181,164
Fossil Inc *	9,352	903,403
Garmin Ltd (Switzerland)	1,432	47,313
Gentex Corp	24,488	490,005
Genuine Parts Co	26,689	2,081,742
GNC Holdings Inc ‘A’	11,947	469,278
Groupon Inc *	7,834	47,944
H&R Block Inc	29,651	872,332
Hanesbrands Inc *	16,578	755,294
Harley-Davidson Inc	39,631	2,112,332
Hasbro Inc	17,766	780,638
HomeAway Inc *	4,702	152,815
International Game Technology	25,663	423,440
ITT Educational Services Inc *	4,335	59,736
Jarden Corp *	4,638	198,738
John Wiley & Sons Inc ‘A’	3,378	131,607
Kohl’s Corp	2,623	120,999
L Brands Inc	41,322	1,845,441
Lamar Advertising Co ‘A’ *	11,293	548,953
Las Vegas Sands Corp	68,017	3,832,758
Liberty Global Inc ‘A’ *	44,901	3,295,733
Liberty Interactive Corp ‘A’ *	13,783	294,681
Liberty Media Corp *	1,173	130,942
Liberty Ventures ‘A’ *	958	72,406
LKQ Corp *	50,477	1,098,380

	Shares	Value
Lowe’s Cos Inc	25,225	$956,532
Macy’s Inc	9,708	406,183
Marriott International Inc ‘A’	38,741	1,636,032
Mattel Inc	45,126	1,976,068
McDonald’s Corp	173,929	17,338,982
Michael Kors Holdings Ltd * (United Kingdom)	14,509	823,966
Morningstar Inc	4,130	288,770
Netflix Inc *	9,504	1,800,153
News Corp ‘A’	123,335	3,764,184
Nike Inc ‘B’	123,797	7,305,261
Nordstrom Inc	26,145	1,443,988
Norwegian Cruise Line Holdings Ltd * (Bermuda)	958	28,405
NVR Inc *	774	836,005
O’Reilly Automotive Inc *	19,398	1,989,265
Omnicom Group Inc	46,666	2,748,627
Pandora Media Inc *	17,328	245,365
Panera Bread Co ‘A’ *	4,849	801,249
Penn National Gaming Inc *	952	51,817
PetSmart Inc	18,557	1,152,390
Polaris Industries Inc	11,077	1,024,512
priceline.com Inc *	8,523	5,863,227
PVH Corp	11,880	1,268,903
Ralph Lauren Corp	10,554	1,786,898
Regal Entertainment Group ‘A’	5,347	89,135
Ross Stores Inc	38,778	2,350,722
Sally Beauty Holdings Inc *	24,676	724,981
Scripps Networks Interactive Inc ‘A’	14,544	935,761
Sirius XM Radio Inc	650,649	2,003,999
Starbucks Corp	129,820	7,394,547
Starwood Hotels & Resorts Worldwide Inc	33,833	2,156,177
Starz-Liberty Capital *	1,262	27,953
Target Corp	6,421	439,517
Tempur-Pedic International Inc *	10,328	512,579
Tesla Motors Inc *	12,005	454,869
The Gap Inc	51,860	1,835,844
The Goodyear Tire & Rubber Co *	42,199	532,129
The Home Depot Inc	261,970	18,280,267
The Interpublic Group of Cos Inc	4,792	62,440
The Madison Square Garden Co ‘A’ *	640	36,864
The TJX Cos Inc	126,819	5,928,788
The Walt Disney Co	112,578	6,394,430
Thor Industries Inc	559	20,566
Tiffany & Co	18,224	1,267,297
Time Warner Cable Inc	50,625	4,863,038
Tractor Supply Co	12,335	1,284,444
TripAdvisor Inc *	14,778	776,141
Tupperware Brands Corp	9,525	778,574
Ulta Salon Cosmetics & Fragrance Inc *	10,766	873,876
Under Armour Inc ‘A’ *	13,230	677,376
Urban Outfitters Inc *	18,212	705,533
VF Corp	15,004	2,516,921
Viacom Inc ‘B’	84,792	5,220,643
Virgin Media Inc	47,548	2,328,426
Visteon Corp *	563	32,485
Weight Watchers International Inc	4,580	192,864
Williams-Sonoma Inc	8,603	443,227
Wyndham Worldwide Corp	23,950	1,544,296
Wynn Resorts Ltd	13,644	1,707,683
Yum! Brands Inc	78,828	5,670,886

		222,508,359

Consumer Staples - 12.9%

Altria Group Inc	270,256	9,294,104
Avon Products Inc	57,000	1,181,610
Brown-Forman Corp ‘B’	22,380	1,597,932
Campbell Soup Co	23,510	1,066,413
Church & Dwight Co Inc	14,674	948,380
Coca-Cola Enterprises Inc	3,637	134,278

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Colgate-Palmolive Co	74,903	$8,840,801
Costco Wholesale Corp	74,151	7,868,162
CVS Caremark Corp	44,311	2,436,662
Dean Foods Co *	26,895	487,606
Dr Pepper Snapple Group Inc	36,262	1,702,501
Flowers Foods Inc	19,071	628,199
General Mills Inc	86,753	4,277,790
Green Mountain Coffee Roasters Inc *	19,937	1,131,624
H.J. Heinz Co	34,114	2,465,419
Herbalife Ltd (Cayman)	18,427	690,091
Hillshire Brands Co	17,319	608,763
Hormel Foods Corp	13,029	538,358
Ingredion Inc	2,775	200,688
Kellogg Co	39,088	2,518,440
Kimberly-Clark Corp	60,000	5,878,800
Kraft Foods Group Inc	5,273	271,718
Lorillard Inc	67,022	2,704,338
McCormick & Co Inc	22,700	1,669,585
Mead Johnson Nutrition Co	34,900	2,703,005
Mondelez International Inc ‘A’	15,631	478,465
Monster Beverage Corp *	23,904	1,141,177
Nu Skin Enterprises Inc ‘A’	9,304	411,237
PepsiCo Inc	267,670	21,175,374
Philip Morris International Inc	268,259	24,870,292
Reynolds American Inc	18,939	842,596
Safeway Inc	5,943	156,598
Sysco Corp	52,845	1,858,559
The Clorox Co	1,445	127,926
The Coca-Cola Co	664,863	26,887,060
The Estee Lauder Cos Inc ‘A’	39,392	2,522,270
The Fresh Market Inc *	4,692	200,677
The Hershey Co	25,689	2,248,558
The Kroger Co	90,308	2,992,807
The Procter & Gamble Co	34,239	2,638,457
Wal-Mart Stores Inc	228,230	17,078,451
WhiteWave Foods Co ‘A’ *	2,396	40,900
Whole Foods Market Inc	31,420	2,725,685

		170,242,356

Energy - 4.2%

Atwood Oceanics Inc *	3,024	158,881
Cabot Oil & Gas Corp	35,919	2,428,484
Cameron International Corp *	32,379	2,111,111
CARBO Ceramics Inc	3,397	309,365
Cheniere Energy Inc *	24,015	672,420
Cobalt International Energy Inc *	29,623	835,369
Concho Resources Inc *	17,807	1,734,936
Continental Resources Inc *	7,273	632,242
Dresser-Rand Group Inc *	12,946	798,250
EOG Resources Inc	46,143	5,909,534
Era Group Inc *	1,696	35,616
FMC Technologies Inc *	40,930	2,226,183
Golar LNG Ltd (NOTC) (Bermuda)	7,498	277,126
Halliburton Co	50,401	2,036,704
Helmerich & Payne Inc	3,784	229,689
Kinder Morgan Inc	83,625	3,234,615
Kosmos Energy Ltd * (Bermuda)	11,831	133,690
Laredo Petroleum Holdings Inc *	3,431	62,753
National Oilwell Varco Inc	16,637	1,177,068
Noble Energy Inc	6,747	780,358
Oceaneering International Inc	18,542	1,231,374
Oil States International Inc *	8,033	655,252
Pioneer Natural Resources Co	19,126	2,376,405
Range Resources Corp	27,763	2,249,913
RPC Inc	8,959	135,908
Schlumberger Ltd (Netherlands)	228,236	17,092,594
SEACOR Holdings Inc	1,696	124,961
SM Energy Co	9,153	542,041
Southwestern Energy Co *	20,617	768,189
The Williams Cos Inc	115,374	4,321,910

	Shares	Value
Whiting Petroleum Corp *	2,781	$141,386
World Fuel Services Corp	3,879	154,074

		55,578,401

Financials - 4.8%

Affiliated Managers Group Inc *	6,560	1,007,419
Alexander & Baldwin Inc *	548	19,591
Allied World Assurance Co Holdings AG (Switzerland)	3,187	295,499
American Campus Communities Inc REIT	1,836	83,244
American Express Co	110,195	7,433,755
American Tower Corp REIT	67,536	5,194,869
Aon PLC (United Kingdom)	4,777	293,785
Apartment Investment & Management Co ‘A’ REIT	17,372	532,626
Arch Capital Group Ltd * (Bermuda)	2,504	131,635
Arthur J. Gallagher & Co	20,272	837,436
BlackRock Inc	11,663	2,995,991
Boston Properties Inc REIT	4,293	433,851
BRE Properties Inc REIT	3,696	179,921
Brown & Brown Inc	1,878	60,171
Camden Property Trust REIT	10,332	709,602
CBOE Holdings Inc	12,822	473,645
CBRE Group Inc ‘A’ *	56,164	1,418,141
Digital Realty Trust Inc REIT	21,361	1,429,265
Eaton Vance Corp	19,706	824,302
Endurance Specialty Holdings Ltd (Bermuda)	812	38,822
Equity Lifestyle Properties Inc REIT	5,776	443,597
Equity Residential REIT	4,404	242,484
Erie Indemnity Co ‘A’	4,464	337,166
Essex Property Trust Inc REIT	6,225	937,360
Extra Space Storage Inc REIT	11,781	462,640
Federal Realty Investment Trust REIT	8,591	928,172
Federated Investors Inc ‘B’	13,208	312,633
Franklin Resources Inc	5,525	833,225
HCP Inc REIT	5,432	270,840
Home Properties Inc REIT	4,726	299,723
IntercontinentalExchange Inc *	12,453	2,030,711
Kilroy Realty Corp REIT	1,037	54,339
Lazard Ltd ‘A’ (Bermuda)	19,506	665,740
Leucadia National Corp	7,904	216,807
LPL Financial Holdings Inc	7,449	240,156
Marsh & McLennan Cos Inc	74,056	2,811,906
Mid-America Apartment Communities Inc REIT	6,549	452,274
Moody’s Corp	33,579	1,790,432
MSCI Inc *	20,743	703,810
People’s United Financial Inc	12,234	164,425
Plum Creek Timber Co Inc REIT	27,647	1,443,173
Post Properties Inc REIT	3,773	177,708
Public Storage REIT	24,421	3,719,807
Rayonier Inc REIT	16,605	990,820
Realogy Holdings Corp *	2,245	109,646
Regency Centers Corp REIT	9,187	486,084
SEI Investments Co	23,665	682,735
Signature Bank *	1,498	117,982
Simon Property Group Inc REIT	43,643	6,920,034
T. Rowe Price Group Inc	43,664	3,269,124
Tanger Factory Outlet Centers Inc REIT	15,940	576,709
Taubman Centers Inc REIT	3,000	232,980
The Hanover Insurance Group Inc	3,429	170,353
The McGraw-Hill Cos Inc	47,876	2,493,382
The St. Joe Co *	1,399	29,729
The Travelers Cos Inc	28,901	2,433,175
Validus Holdings Ltd (Bermuda)	2,650	99,031
Waddell & Reed Financial Inc ‘A’	14,853	650,264
Weyerhaeuser Co REIT	29,447	924,047

		64,118,793

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Health Care - 12.8%

Abbott Laboratories	255,287	$9,016,737
AbbVie Inc	255,286	10,410,563
Actavis Inc *	21,810	2,008,919
Agilent Technologies Inc	59,503	2,497,341
Alexion Pharmaceuticals Inc *	32,879	3,029,471
Allergan Inc	51,945	5,798,620
AmerisourceBergen Corp	40,309	2,073,898
Amgen Inc	133,105	13,644,594
ARIAD Pharmaceuticals Inc *	29,080	526,057
Baxter International Inc	86,228	6,263,602
Becton Dickinson & Co	32,337	3,091,741
Biogen Idec Inc *	41,002	7,909,696
BioMarin Pharmaceutical Inc *	20,918	1,302,355
Bristol-Myers Squibb Co	262,493	10,812,087
Bruker Corp *	16,036	306,288
C.R. Bard Inc	14,368	1,448,007
Cardinal Health Inc	31,993	1,331,549
Catamaran Corp (NASDAQ) * (Canada)	35,028	1,857,535
Celgene Corp *	75,393	8,738,803
Cerner Corp *	24,802	2,349,989
Charles River Laboratories International Inc *	5,307	234,941
Covance Inc *	633	47,045
Covidien PLC (Ireland)	4,223	286,488
DaVita HealthCare Partners Inc *	16,091	1,908,232
DENTSPLY International Inc	10,726	454,997
Edwards Lifesciences Corp *	19,617	1,611,733
Eli Lilly & Co	63,839	3,625,417
Endo Health Solutions Inc *	12,773	392,897
Express Scripts Holding Co *	137,861	7,947,687
Gilead Sciences Inc *	259,233	12,684,271
HCA Holdings Inc	18,199	739,425
Henry Schein Inc *	8,730	807,961
IDEXX Laboratories Inc *	9,423	870,591
Illumina Inc *	21,135	1,141,290
Incyte Corp Ltd *	16,649	389,753
Intuitive Surgical Inc *	6,796	3,338,127
Johnson & Johnson	105,761	8,622,694
Laboratory Corp of America Holdings *	16,571	1,494,704
Life Technologies Corp *	2,848	184,066
McKesson Corp	40,291	4,349,816
Medivation Inc *	12,368	578,451
Medtronic Inc	10,755	505,055
Mettler-Toledo International Inc *	5,385	1,148,190
Mylan Inc *	63,853	1,847,906
Myriad Genetics Inc *	14,717	373,812
Onyx Pharmaceuticals Inc *	11,818	1,050,147
Patterson Cos Inc	14,861	565,312
Perrigo Co	15,992	1,898,730
Quest Diagnostics Inc	3,176	179,285
Regeneron Pharmaceuticals Inc *	13,222	2,332,361
ResMed Inc	24,441	1,133,085
Salix Pharmaceuticals Ltd *	9,859	504,584
Sirona Dental Systems Inc *	1,694	124,899
St. Jude Medical Inc	38,179	1,543,959
Stryker Corp	39,017	2,545,469
Techne Corp	6,245	423,723
Tenet Healthcare Corp *	1,106	52,623
The Cooper Cos Inc	2,417	260,746
Thoratec Corp *	10,176	381,600
United Therapeutics Corp *	8,103	493,230
Universal Health Services Inc ‘B’	937	59,846
Varian Medical Systems Inc *	19,089	1,374,408
Vertex Pharmaceuticals Inc *	36,131	1,986,482
Warner Chilcott PLC ‘A’ (Ireland)	29,055	393,695
Waters Corp *	15,214	1,428,747
WellPoint Inc	3,202	212,068
Zimmer Holdings Inc	3,005	226,036
Zoetis Inc *	10,573	353,138

		169,527,574

	Shares	Value
Industrials - 12.9%

3M Co	106,762	$11,349,868
AMETEK Inc	41,273	1,789,597
Armstrong World Industries Inc	3,596	200,980
BE Aerospace Inc *	16,759	1,010,400
C.H. Robinson Worldwide Inc	27,836	1,655,129
Carlisle Cos Inc	995	67,451
Caterpillar Inc	111,676	9,712,462
Chicago Bridge & Iron Co NV (Netherlands)	10,232	635,407
Cintas Corp	8,033	354,496
Clean Harbors Inc *	9,200	534,428
Colfax Corp *	1,693	78,792
Con-way Inc	5,156	181,543
Copa Holdings SA ‘A’ (Panama)	4,548	543,986
Copart Inc *	17,527	600,826
Covanta Holding Corp	1,391	28,029
CSX Corp	120,420	2,965,945
Cummins Inc	32,895	3,809,570
Danaher Corp	33,886	2,106,015
Deere & Co	68,075	5,853,088
Delta Air Lines Inc *	92,947	1,534,555
Donaldson Co Inc	25,494	922,628
Eaton Corp PLC (Ireland)	14,522	889,472
Emerson Electric Co	105,597	5,899,704
Equifax Inc	18,549	1,068,237
Expeditors International of Washington Inc	32,872	1,173,859
Fastenal Co	50,679	2,602,367
FedEx Corp	3,443	338,103
Flowserve Corp	7,817	1,310,989
Fluor Corp	21,627	1,434,519
Fortune Brands Home & Security Inc *	4,409	165,029
General Cable Corp *	562	20,586
Graco Inc	10,404	603,744
Hertz Global Holdings Inc *	23,851	530,923
Honeywell International Inc	133,358	10,048,525
Hubbell Inc ‘B’	8,389	814,656
IDEX Corp	2,717	145,142
IHS Inc ‘A’ *	8,621	902,791
Illinois Tool Works Inc	65,120	3,968,413
Ingersoll-Rand PLC (Ireland)	41,930	2,306,569
Iron Mountain Inc	26,554	964,176
ITT Corp	3,906	111,048
JB Hunt Transport Services Inc	15,375	1,145,130
Joy Global Inc	18,117	1,078,324
Kansas City Southern	14,687	1,628,788
Kirby Corp *	7,037	540,442
Landstar System Inc	7,964	454,665
Lennox International Inc	8,729	554,204
Lincoln Electric Holdings Inc	14,318	775,749
Lockheed Martin Corp	39,758	3,837,442
Masco Corp	61,137	1,238,024
Matson Inc	551	13,555
MRC Global Inc *	2,505	82,490
MSC Industrial Direct Co Inc ‘A’	7,851	673,459
Nielsen Holdings NV (Netherlands)	5,104	182,825
Nordson Corp	10,171	670,777
PACCAR Inc	13,723	693,835
Pall Corp	19,824	1,355,367
Parker Hannifin Corp	11,637	1,065,716
Pitney Bowes Inc	17,884	265,756
Polypore International Inc *	8,056	323,690
Precision Castparts Corp	24,872	4,716,229
Robert Half International Inc	24,481	918,772
Rockwell Automation Inc	24,431	2,109,617
Rockwell Collins Inc	23,380	1,475,746
Rollins Inc	10,979	269,534
Roper Industries Inc	16,678	2,123,276
Snap-on Inc	1,945	160,852
Southwest Airlines Co	25,674	346,086

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Spirit AeroSystems Holdings Inc ‘A’ *	4,833	$91,779
SPX Corp	2,589	204,427
Stericycle Inc *	14,566	1,546,618
Textron Inc	3,120	93,007
The Babcock & Wilcox Co	20,366	578,598
The Boeing Co	115,766	9,938,511
The Dun & Bradstreet Corp	5,117	428,037
The Manitowoc Co Inc	17,366	357,045
The Timken Co	1,382	78,194
The Toro Co	10,156	467,582
TransDigm Group Inc	8,745	1,337,285
Triumph Group Inc	2,887	226,629
Union Pacific Corp	81,505	11,607,127
United Continental Holdings Inc *	56,847	1,819,672
United Parcel Service Inc ‘B’	123,985	10,650,311
United Rentals Inc *	16,050	882,268
United Technologies Corp	155,978	14,573,025
Valmont Industries Inc	4,018	631,911
Verisk Analytics Inc ‘A’ *	21,714	1,338,234
W.W. Grainger Inc	10,001	2,250,025
WABCO Holdings Inc *	10,196	719,736
Wabtec Corp	8,242	841,591
Waste Connections Inc	1,315	47,314
Xylem Inc	3,623	99,850

		170,743,173

Information Technology - 28.8%

Accenture PLC ‘A’ (Ireland)	110,200	8,371,894
Acme Packet Inc *	9,962	291,090
Adobe Systems Inc *	48,664	2,117,371
Advanced Micro Devices Inc *	108,380	276,369
Akamai Technologies Inc *	28,346	1,000,330
Alliance Data Systems Corp *	8,621	1,395,654
Altera Corp	55,228	1,958,937
Amphenol Corp ‘A’	27,733	2,070,268
Analog Devices Inc	4,294	199,628
ANSYS Inc *	15,947	1,298,405
Apple Inc	160,032	70,834,964
Atmel Corp *	6,819	47,460
Autodesk Inc *	39,556	1,631,289
Automatic Data Processing Inc	83,711	5,442,889
Avago Technologies Ltd (Singapore)	39,291	1,411,333
BMC Software Inc *	24,478	1,134,066
Broadcom Corp ‘A’	58,478	2,027,432
Broadridge Financial Solutions Inc	21,392	531,377
CA Inc	3,630	91,367
Cadence Design Systems Inc *	46,808	652,035
Citrix Systems Inc *	31,871	2,299,811
Cognizant Technology Solutions Corp ‘A’ *	52,117	3,992,683
Compuware Corp *	2,114	26,425
Concur Technologies Inc *	7,846	538,706
Cypress Semiconductor Corp *	14,056	155,038
Diebold Inc	896	27,167
Dolby Laboratories Inc ‘A’	4,950	166,122
DST Systems Inc	967	68,918
eBay Inc *	198,232	10,748,139
EchoStar Corp ‘A’ *	1,872	72,952
EMC Corp *	359,370	8,585,349
Equinix Inc *	8,230	1,780,231
F5 Networks Inc *	13,591	1,210,686
Facebook Inc ‘A’ *	72,100	1,844,318
FactSet Research Systems Inc	7,672	710,427
Fiserv Inc *	19,322	1,697,051
FleetCor Technologies Inc *	8,274	634,368
FLIR Systems Inc	21,394	556,458
Fortinet Inc *	22,217	526,099
Freescale Semiconductor Ltd * (Bermuda)	7,823	116,484
Fusion-io Inc *	11,557	189,188
Gartner Inc *	15,972	869,036
Genpact Ltd (Bermuda)	17,536	318,980

	Shares	Value
Global Payments Inc	13,393	$665,096
Google Inc ‘A’ *	44,304	35,178,705
Harris Corp	5,826	269,977
IAC/InterActiveCorp	2,153	96,196
Informatica Corp *	18,413	634,696
Intel Corp	639,763	13,978,822
International Business Machines Corp	186,557	39,792,608
Intuit Inc	50,266	3,299,963
IPG Photonics Corp	5,526	366,982
Jabil Circuit Inc	6,067	112,118
Jack Henry & Associates Inc	14,837	685,618
Lam Research Corp *	9,391	389,351
Lender Processing Services Inc	14,649	372,964
Linear Technology Corp	39,409	1,512,123
LinkedIn Corp ‘A’ *	10,947	1,927,329
LSI Corp *	97,231	659,226
MasterCard Inc ‘A’	18,559	10,042,832
Maxim Integrated Products Inc	25,002	816,315
Microchip Technology Inc	33,142	1,218,300
MICROS Systems Inc *	13,851	630,359
Microsoft Corp	1,288,249	36,856,804
Motorola Solutions Inc	47,279	3,027,274
National Instruments Corp	15,849	519,055
NCR Corp *	27,160	748,530
NetApp Inc *	41,696	1,424,335
NetSuite Inc *	5,443	435,767
NeuStar Inc ‘A’ *	11,377	529,372
Nuance Communications Inc *	41,371	834,867
Oracle Corp	653,934	21,148,226
Palo Alto Networks Inc *	983	55,638
Paychex Inc	51,711	1,813,505
QUALCOMM Inc	293,395	19,642,795
Rackspace Hosting Inc *	18,673	942,613
Red Hat Inc *	33,014	1,669,188
Riverbed Technology Inc *	27,994	417,391
Rovi Corp *	3,817	81,722
SAIC Inc	17,131	232,125
salesforce.com inc *	25,088	4,486,487
ServiceNow Inc *	2,005	72,581
Silicon Laboratories Inc *	6,737	278,642
Skyworks Solutions Inc *	28,765	633,693
SolarWinds Inc *	10,629	628,174
Solera Holdings Inc	11,846	690,977
Splunk Inc *	2,783	111,403
Stratasys Ltd * (Israel)	2,161	160,389
Symantec Corp *	6,897	170,218
Synopsys Inc *	1,941	69,643
Teradata Corp *	28,878	1,689,652
Teradyne Inc *	4,060	65,853
Texas Instruments Inc	131,623	4,669,984
The Western Union Co	100,321	1,508,828
TIBCO Software Inc *	28,095	568,081
Total System Services Inc	23,937	593,159
Trimble Navigation Ltd *	42,830	1,283,187
Vantiv Inc ‘A’ *	6,577	156,138
VeriFone Systems Inc *	18,557	383,759
VeriSign Inc *	24,885	1,176,563
Visa Inc ‘A’	89,439	15,190,320
VMware Inc ‘A’ *	15,141	1,194,322
Western Digital Corp	15,376	773,105
Workday Inc ‘A’ *	3,300	203,379
Xilinx Inc	45,176	1,724,368
Zebra Technologies Corp ‘A’ *	1,475	69,517
Zynga Inc ‘A’ *	25,110	84,370

		381,584,373

Materials - 3.9%

Airgas Inc	11,757	1,165,824
Albemarle Corp	8,657	541,236
Allied Nevada Gold Corp *	15,587	256,562

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
AptarGroup Inc	3,800	$217,930
Ball Corp	26,824	1,276,286
Carpenter Technology Corp	629	31,003
Celanese Corp ‘A’	26,776	1,179,483
CF Industries Holdings Inc	2,506	477,067
Compass Minerals International Inc	5,596	441,524
Crown Holdings Inc *	6,116	254,487
Eastman Chemical Co	21,435	1,497,663
Ecolab Inc	44,511	3,568,892
EI du Pont de Nemours & Co	160,377	7,884,133
FMC Corp	23,476	1,338,836
International Flavors & Fragrances Inc	13,880	1,064,180
Intrepid Potash Inc	4,602	86,334
LyondellBasell Industries NV ‘A’ (Netherlands)	4,023	254,616
Martin Marietta Materials Inc	4,046	412,773
Molycorp Inc *	3,341	17,373
Monsanto Co	91,298	9,643,808
NewMarket Corp	1,518	395,226
Owens-Illinois Inc *	20,751	553,014
Packaging Corp of America	15,528	696,741
PPG Industries Inc	24,213	3,243,089
Praxair Inc	51,123	5,702,259
Rock Tenn Co ‘A’	1,456	135,102
Rockwood Holdings Inc	3,500	229,040
Royal Gold Inc	10,964	778,773
RPM International Inc	8,813	278,315
Sigma-Aldrich Corp	20,695	1,607,588
Silgan Holdings Inc	8,305	392,411
Southern Copper Corp	20,782	780,780
Steel Dynamics Inc	7,824	124,167
Tahoe Resources Inc * (Canada)	3,265	57,431
The Scotts Miracle-Gro Co ‘A’	6,400	276,736
The Sherwin-Williams Co	14,868	2,511,057
The Valspar Corp	15,940	992,265
Westlake Chemical Corp	834	77,979
WR Grace & Co *	11,678	905,162

		51,347,145

Telecommunication Services - 2.3%

Crown Castle International Corp *	50,153	3,492,655
Level 3 Communications Inc *	14,474	293,678
SBA Communications Corp ‘A’ *	20,761	1,495,207
tw telecom Inc *	25,709	647,610
Verizon Communications Inc	486,236	23,898,499
Windstream Corp	60,301	479,393

		30,307,042

	Shares	Value
Utilities - 0.2%

Aqua America Inc	2,824	$88,787
ITC Holdings Corp	8,779	783,614
ONEOK Inc	35,581	1,696,146
Questar Corp	6,744	164,081

		2,732,628

Total Common Stocks (Cost $1,170,727,944)		1,318,689,844

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $4,491,231; collateralized by U.S. Treasury Notes: 2.125% due 11/30/14 and value $4,585,750)	$4,491,226	4,491,226

Total Short-Term Investment (Cost $4,491,226)		4,491,226

TOTAL INVESTMENTS - 99.9% (Cost $1,175,219,170)		1,323,181,070

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,099,263

NET ASSETS - 100.0%		$1,324,280,333

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2013, $338,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2013 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
NASDAQ 100 E-Mini (06/13)	27	$1,509,214	$8,726
S&P 500 E-Mini (06/13)	64	4,908,911	91,729

Total Futures Contracts			$100,455

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,318,689,844	$1,318,689,844	$-	$-
	Short-Term Investment	4,491,226	-	4,491,226	-
	Derivatives:
	Equity Contracts
	Futures	100,455	100,455	-	-

	Total	$1,323,281,525	$1,318,790,299	$4,491,226	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Consumer Discretionary - 15.3%

DISH Network Corp ‘A’	1,786,119	$67,693,910
McDonald’s Corp	258,819	25,801,666
News Corp ‘A’	3,152,651	96,218,908
SES SA FDR (Luxembourg)	953,649	29,903,676
Target Corp	525,147	35,946,312
The Home Depot Inc	838,693	58,523,998
Time Warner Cable Inc	673,101	64,658,082
Time Warner Inc	1,476,403	85,070,341

		463,816,893

Consumer Staples - 12.5%

Altria Group Inc	1,006,849	34,625,537
Anheuser-Busch InBev NV ADR (Belgium)	577,003	57,440,649
CVS Caremark Corp	1,738,553	95,603,029
Kimberly-Clark Corp	625,152	61,252,393
Lorillard Inc	754,289	30,435,561
Philip Morris International Inc	1,079,691	100,098,153

		379,455,322

Energy - 11.7%

Apache Corp	353,818	27,300,597
Chevron Corp	754,941	89,702,090
Exxon Mobil Corp	812,631	73,226,179
Halliburton Co	1,369,495	55,341,293
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	620,191	40,411,646
Suncor Energy Inc (NYSE) (Canada)	1,084,103	32,533,931
Transocean Ltd (Switzerland) *	719,191	37,369,164

		355,884,900

Financials - 25.0%

American Express Co	998,711	67,373,044
Capital One Financial Corp	628,156	34,517,172
JPMorgan Chase & Co	2,520,452	119,620,652
Loews Corp	904,902	39,879,031
Marsh & McLennan Cos Inc	1,463,539	55,570,576
MetLife Inc	895,837	34,059,723
State Street Corp	1,301,393	76,899,312
The Bank of New York Mellon Corp	1,199,634	33,577,756
The Progressive Corp	1,219,662	30,820,859
The Travelers Cos Inc	751,893	63,301,872
U.S. Bancorp	2,720,796	92,316,608
Wells Fargo & Co	3,033,343	112,203,357

		760,139,962

Health Care - 8.9%

Johnson & Johnson	685,859	55,918,084
Merck & Co Inc	1,491,652	65,975,768
Novartis AG ADR (Switzerland)	491,332	35,002,492
Pfizer Inc	1,287,811	37,166,225
Teva Pharmaceutical Industries Ltd ADR (Israel)	876,117	34,764,323
WellPoint Inc	630,718	41,772,453

		270,599,345

Industrials - 8.7%

General Electric Co	2,961,014	68,458,644
Honeywell International Inc	1,048,801	79,027,155
Illinois Tool Works Inc	899,855	54,837,164
United Technologies Corp	670,223	62,618,935

		264,941,898

Information Technology - 8.0%

International Business Machines Corp	304,754	65,004,028
Microsoft Corp	1,315,104	37,625,126

	Shares	Value
Motorola Solutions Inc	848,184	$54,309,222
TE Connectivity Ltd (Switzerland)	1,169,138	49,021,956
Xerox Corp	4,238,384	36,450,102

		242,410,434

Materials - 2.9%

Air Products & Chemicals Inc	497,320	43,326,518
Crown Holdings Inc *	1,075,547	44,753,511

		88,080,029

Telecommunication Services - 2.9%

AT&T Inc	927,480	34,029,241
CenturyLink Inc	659,894	23,182,076
Verizon Communications Inc	631,889	31,057,345

		88,268,662

Utilities - 2.4%

Sempra Energy	894,566	71,511,606

Total Common Stocks (Cost $2,141,155,820)		2,985,109,051

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

The Royal Bank of Scotland Group PLC 0.160% due 04/01/13 (Dated 03/28/13, repurchase price of $8,764,156; collateralized by U.S. Treasury Notes: 2.000% due 02/15/23 and value $8,939,278)	$8,764,000	8,764,000

Total Short-Term Investment (Cost $8,764,000)		8,764,000

TOTAL INVESTMENTS - 98.6% (Cost $2,149,919,820)		2,993,873,051

OTHER ASSETS & LIABILITIES, NET - 1.4%		41,216,306

NET ASSETS - 100.0%		$3,035,089,357

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$463,816,893	$433,913,217	$29,903,676	$-
	Consumer Staples	379,455,322	379,455,322	-	-
	Energy	355,884,900	355,884,900	-	-
	Financials	760,139,962	760,139,962	-	-
	Health Care	270,599,345	270,599,345	-	-
	Industrials	264,941,898	264,941,898	-	-
	Information Technology	242,410,434	242,410,434	-	-
	Materials	88,080,029	88,080,029	-	-
	Telecommunication Services	88,268,662	88,268,662	-	-
	Utilities	71,511,606	71,511,606	-	-

		2,985,109,051	2,955,205,375	29,903,676	-
	Short-Term Investment	8,764,000	-	8,764,000	-

	Total	$2,993,873,051	$2,955,205,375	$38,667,676	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 130.5%

Consumer Discretionary - 18.5%

Amazon.com Inc * †	67,370	$17,953,431
AutoZone Inc * †	23,360	9,268,547
BorgWarner Inc * †	6,070	469,454
Carnival Corp † (Panama)	90,020	3,087,686
CBS Corp ‘B’	251,413	11,738,473
Coach Inc †	17,860	892,821
Comcast Corp ‘A’ †	468,840	19,695,968
DISH Network Corp ‘A’ †	134,100	5,082,390
Expedia Inc †	94,310	5,659,543
General Motors Co * †	826,050	22,980,711
Johnson Controls Inc †	554,906	19,460,553
Lennar Corp ‘A’ †	52,620	2,182,678
Lowe’s Cos Inc †	269,730	10,228,162
Lululemon Athletica Inc * †	68,820	4,290,927
Macy’s Inc	41,400	1,732,176
Nike Inc ‘B’ †	13,280	783,653
NVR Inc * †	5,032	5,435,114
priceline.com Inc * †	2,260	1,554,722
PulteGroup Inc * †	114,670	2,320,921
Ross Stores Inc	147,950	8,968,729
Royal Caribbean Cruises Ltd † (Liberia)	149,830	4,977,353
Target Corp †	233,590	15,989,236
The Home Depot Inc	259,340	18,096,745
The TJX Cos Inc †	205,680	9,615,540
The Walt Disney Co †	18,810	1,068,408
Time Warner Cable Inc †	44,720	4,295,803
Time Warner Inc †	967,576	55,751,729
TRW Automotive Holdings Corp *	44,890	2,468,950
VF Corp †	65,900	11,054,725
Viacom Inc ‘B’ †	12,690	781,323
Yum! Brands Inc †	83,100	5,978,214

		283,864,685

Consumer Staples - 11.3%

Archer-Daniels-Midland Co	261,099	8,806,869
Beam Inc	19,050	1,210,437
Campbell Soup Co †	7,830	355,169
Coca-Cola Enterprises Inc †	239,670	8,848,616
Colgate-Palmolive Co †	26,080	3,078,222
Costco Wholesale Corp	17,600	1,867,536
CVS Caremark Corp †	68,300	3,755,817
Dr Pepper Snapple Group Inc	38,640	1,814,148
Energizer Holdings Inc †	13,260	1,322,420
General Mills Inc †	281,060	13,859,069
Kellogg Co †	117,700	7,583,411
Kimberly-Clark Corp †	42,040	4,119,079
Kraft Foods Group Inc †	69,598	3,586,385
Mondelez International Inc ‘A’ †	647,027	19,805,497
PepsiCo Inc	184,730	14,613,990
Philip Morris International Inc †	370,010	34,303,627
The Clorox Co †	8,900	787,917
The Coca-Cola Co	529,008	21,393,084
The Kroger Co †	56,800	1,882,352
The Procter & Gamble Co	256,387	19,757,182
Wal-Mart Stores Inc	8,120	607,620

		173,358,447

Energy - 12.8%

Anadarko Petroleum Corp †	96,000	8,395,200
Apache Corp	32,190	2,483,780
Cameron International Corp *	12,900	841,080
Cheniere Energy Inc * †	180,420	5,051,760
Chevron Corp †	250,440	29,757,281
ConocoPhillips †	239,900	14,417,990
Ensco PLC ‘A’ (United Kingdom)	156,950	9,417,000
EOG Resources Inc	87,142	11,160,276

	Shares	Value
Exxon Mobil Corp †	279,517	$25,187,277
Marathon Oil Corp	12,310	415,093
Marathon Petroleum Corp	21,473	1,923,981
National Oilwell Varco Inc †	53,180	3,762,485
Occidental Petroleum Corp	249,826	19,578,864
Phillips 66	178,430	12,484,747
Schlumberger Ltd † (Netherlands)	459,470	34,409,708
Southwestern Energy Co * †	84,830	3,160,766
The Williams Cos Inc †	387,640	14,520,994

		196,968,282

Financials - 21.2%

ACE Ltd † (Switzerland)	396,690	35,293,509
Aflac Inc	78,120	4,063,802
Alexandria Real Estate Equities Inc REIT †	35,700	2,533,986
American Campus Communities Inc REIT †	98,450	4,463,723
American Express Co †	59,510	4,014,545
American International Group Inc * †	65,150	2,529,123
Ameriprise Financial Inc †	71,830	5,290,279
Aon PLC † (United Kingdom)	46,420	2,854,830
Apartment Investment & Management Co ‘A’ REIT †	78,620	2,410,489
AvalonBay Communities Inc REIT †	35,500	4,496,785
AXIS Capital Holdings Ltd † (Bermuda)	179,430	7,467,877
Bank of America Corp †	1,979,034	24,104,634
BB&T Corp †	99,130	3,111,691
Berkshire Hathaway Inc ‘B’ * †	63,500	6,616,700
Boston Properties Inc REIT †	30,250	3,057,065
Capital One Financial Corp	176,600	9,704,170
CBL & Associates Properties Inc REIT †	81,600	1,925,760
CIT Group Inc *	44,890	1,951,817
Citigroup Inc	461,276	20,406,850
CME Group Inc ‘A’ †	136,355	8,370,833
Comerica Inc †	74,020	2,661,019
CubeSmart REIT †	191,270	3,022,066
Digital Realty Trust Inc REIT †	36,310	2,429,502
Duke Realty Corp REIT †	59,134	1,004,095
East West Bancorp Inc †	30,500	782,935
Equity Residential REIT †	17,061	939,379
Everest Re Group Ltd † (Bermuda)	36,720	4,768,459
HCP Inc REIT	59,520	2,967,667
Highwoods Properties Inc REIT †	33,770	1,336,279
Huntington Bancshares Inc †	44,640	329,890
IntercontinentalExchange Inc * †	37,690	6,146,108
Invesco Ltd † (Bermuda)	488,538	14,148,060
Kimco Realty Corp REIT †	30,530	683,872
LaSalle Hotel Properties REIT †	103,180	2,618,708
Liberty Property Trust REIT	59,210	2,353,598
MetLife Inc †	563,250	21,414,765
Morgan Stanley †	430,263	9,457,181
National Retail Properties Inc REIT	31,580	1,142,249
Post Properties Inc REIT †	62,110	2,925,381
Prudential Financial Inc †	21,240	1,252,948
Public Storage REIT †	150	22,848
Regions Financial Corp †	286,810	2,348,974
Simon Property Group Inc REIT †	53,540	8,489,302
SL Green Realty Corp REIT †	9,078	781,707
State Street Corp †	204,780	12,100,450
SunTrust Banks Inc †	69,980	2,016,124
SVB Financial Group * †	9,920	703,725
TD Ameritrade Holding Corp †	183,369	3,781,069
The Goldman Sachs Group Inc †	61,871	9,104,318
The Hartford Financial Services Group Inc †	125,910	3,248,478
The PNC Financial Services Group Inc †	96,000	6,384,000
Wells Fargo & Co	1,062,504	39,302,023

		325,335,647

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Health Care - 17.9%

Abbott Laboratories	69,760	$2,463,923
AbbVie Inc †	16,830	686,327
Alexion Pharmaceuticals Inc * †	57,770	5,322,928
Allergan Inc †	37,240	4,157,101
AmerisourceBergen Corp †	7,670	394,622
athenahealth Inc * †	9,590	930,614
Baxter International Inc	36,260	2,633,926
Biogen Idec Inc * †	140,469	27,097,875
Boston Scientific Corp * †	1,161,180	9,068,816
Bristol-Myers Squibb Co †	160,080	6,593,695
Cardinal Health Inc †	145,837	6,069,736
CareFusion Corp *	142,320	4,979,777
Celgene Corp * †	155,903	18,070,717
Cerner Corp * †	26,530	2,513,717
CIGNA Corp †	6,390	398,544
Covidien PLC (Ireland)	247,937	16,820,046
DaVita HealthCare Partners Inc * †	108,130	12,823,137
Gilead Sciences Inc * †	49,230	2,408,824
Humana Inc †	98,450	6,803,879
Intuitive Surgical Inc * †	16,800	8,251,992
Johnson & Johnson †	587,910	47,932,302
Merck & Co Inc	744,929	32,948,210
Mettler-Toledo International Inc * †	25,059	5,343,080
Onyx Pharmaceuticals Inc * †	68,850	6,118,011
Pfizer Inc †	472,100	13,624,806
Quest Diagnostics Inc †	27,710	1,564,230
UnitedHealth Group Inc †	383,070	21,915,435
Vertex Pharmaceuticals Inc * †	120,690	6,635,536

		274,571,806

Industrials - 15.1%

3M Co †	39,590	4,208,813
CSX Corp †	713,910	17,583,603
Deere & Co †	34,200	2,940,516
Emerson Electric Co †	479,819	26,807,488
Equifax Inc †	6,370	366,848
FedEx Corp †	7,230	709,986
Fluor Corp †	320,290	21,244,836
Fortune Brands Home & Security Inc * †	46,879	1,754,681
General Electric Co †	106,550	2,463,436
Honeywell International Inc †	320,834	24,174,842
Masco Corp †	297,830	6,031,057
Norfolk Southern Corp	36,700	2,828,836
PACCAR Inc †	481,598	24,349,595
Pentair Ltd (Switzerland)	69,817	3,682,847
Rockwell Collins Inc †	2,020	127,502
Southwest Airlines Co †	68,480	923,110
SPX Corp †	92,660	7,316,434
Tyco International Ltd † (Switzerland)	317,300	10,153,600
Union Pacific Corp †	92,373	13,154,839
United Parcel Service Inc ‘B’ †	23,530	2,021,227
United Technologies Corp †	536,760	50,149,487
W.W. Grainger Inc †	34,250	7,705,565

		230,699,148

Information Technology - 23.0%

Accenture PLC ‘A’ (Ireland)	21,030	1,597,649
Adobe Systems Inc *	102,470	4,458,470
Altera Corp †	52,500	1,862,175
Apple Inc †	107,833	47,730,121
Applied Materials Inc †	399,340	5,383,103
ASML Holding NV ‘NY’ † (Netherlands)	33,505	2,278,675
Avago Technologies Ltd (Singapore)	262,000	9,411,040
Broadcom Corp ‘A’	464,050	16,088,614
Cisco Systems Inc	1,478,891	30,923,611
Citrix Systems Inc * †	89,590	6,464,815
Cognizant Technology Solutions Corp ‘A’ * †	70,550	5,404,836
Corning Inc †	76,110	1,014,546

	Shares	Value
eBay Inc *	106,830	$5,792,323
EMC Corp * †	88,860	2,122,865
Equinix Inc * †	3,220	696,518
Fidelity National Information Services Inc	23,330	924,335
Freescale Semiconductor Ltd * † (Bermuda)	165,160	2,459,232
Genpact Ltd † (Bermuda)	106,560	1,938,326
Google Inc ‘A’ * †	57,713	45,825,853
Hewlett-Packard Co †	143,520	3,421,517
International Business Machines Corp †	41,590	8,871,147
Jack Henry & Associates Inc †	16,630	768,472
Juniper Networks Inc * †	98,020	1,817,291
KLA-Tencor Corp †	138,040	7,280,230
Lam Research Corp * †	552,211	22,894,668
LinkedIn Corp ‘A’ *	17,810	3,135,629
LSI Corp * †	422,718	2,866,028
MasterCard Inc ‘A’	6,940	3,755,442
Micron Technology Inc * †	158,590	1,582,728
Microsoft Corp †	1,095,913	31,354,071
NetApp Inc *	24,900	850,584
Oracle Corp †	493,300	15,953,322
Paychex Inc †	43,120	1,512,218
QUALCOMM Inc †	207,898	13,918,771
SanDisk Corp * †	12,970	713,350
Splunk Inc * †	58,830	2,354,965
TE Connectivity Ltd (Switzerland)	22,640	949,295
Texas Instruments Inc †	427,150	15,155,282
Visa Inc ‘A’ †	75,300	12,788,952
VMware Inc ‘A’ * †	43,940	3,465,987
Xilinx Inc †	116,500	4,446,805

		352,233,861

Materials - 5.3%

Air Products & Chemicals Inc †	272,410	23,732,359
Alcoa Inc †	1,115,053	9,500,252
Alumina Ltd ADR † (Australia)	142,500	656,925
Axiall Corp †	196,056	12,186,841
Crown Holdings Inc * †	58,580	2,437,514
E.I. du Pont de Nemours & Co †	86,840	4,269,055
Freeport-McMoRan Copper & Gold Inc †	80,370	2,660,247
Monsanto Co	11,000	1,161,930
Newmont Mining Corp	7,760	325,066
Rock-Tenn Co ‘A’ †	10,360	961,304
The Dow Chemical Co †	499,825	15,914,428
United States Steel Corp †	49,360	962,520
Walter Energy Inc †	231,880	6,608,580

		81,377,021

Telecommunication Services - 1.5%

AT&T Inc †	173,424	6,362,926
Sprint Nextel Corp *	216,080	1,341,857
Verizon Communications Inc †	307,334	15,105,466

		22,810,249

Utilities - 3.9%

AGL Resources Inc †	14,110	591,914
Edison International †	309,680	15,583,097
Exelon Corp †	224,189	7,730,037
NextEra Energy Inc	147,068	11,424,242
NiSource Inc	309,490	9,080,437
NRG Energy Inc	8,830	233,907
NV Energy Inc †	334,780	6,705,643
Sempra Energy †	112,120	8,962,873

		60,312,150

Total Common Stocks (Cost $1,728,090,387)		2,001,531,296

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 0.1%

iShares Dow Jones U.S. Real Estate Index Fund	11,390	$791,377

Total Exchange-Traded Fund (Cost $721,233)		791,377

	Principal Amount

SHORT-TERM INVESTMENTS - 0.6%

U.S. Treasury Bills - 0.1%

0.089% due 05/30/13	$75,000	74,992
0.091% due 05/30/13 ‡	125,000	124,986
0.114% due 05/30/13 ‡	90,000	89,990
0.176% due 05/30/13	435,000	434,953
0.181% due 05/30/13 ‡	25,000	24,997
0.186% due 05/30/13	20,000	19,998
0.188% due 05/30/13	200,000	199,978
0.191% due 05/30/13 ‡	10,000	10,000

		979,894

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $7,337,427; collateralized by U.S. Treasury Notes: 0.250% - 0.875% due 01/15/15 - 02/28/17 and value $7,487,756)	7,337,419	7,337,419

Total Short-Term Investments (Cost $8,317,173)		8,317,313

TOTAL INVESTMENTS - 131.2% (Cost $1,737,128,793)		2,010,639,986

TOTAL SECURITIES SOLD SHORT - (31.7%) (See Securities Sold Short) (Proceeds $425,704,222)		(485,375,415)

OTHER ASSETS & LIABILITIES, NET - 0.5%		7,108,260

NET ASSETS - 100.0%		$1,532,372,831

SECURITIES SOLD SHORT

	Shares	Value
COMMON STOCKS - (31.7%)

Consumer Discretionary - (4.1%)

Autoliv Inc	28,640	($1,980,170)
Bed Bath & Beyond Inc	4,470	(287,957)
CarMax Inc	39,990	(1,667,583)
Choice Hotels International Inc	67,120	(2,839,847)
Discovery Communications Inc ‘A’	24,420	(1,922,831)
Ford Motor Co	222,220	(2,922,193)
Gannett Co Inc	180,230	(3,941,630)
Gentex Corp	114,510	(2,291,345)
Hasbro Inc	108,630	(4,773,202)
Mattel Inc	11,890	(520,663)
Netflix Inc	46,710	(8,847,341)
News Corp ‘B’	211,200	(6,496,512)
O’Reilly Automotive Inc	3,180	(326,109)
Omnicom Group Inc	185,790	(10,943,031)
Scripps Networks Interactive Inc ‘A’	42,300	(2,721,582)

	Shares	Value
The Interpublic Group of Cos Inc	176,660	($2,301,880)
The Washington Post Co ‘B’	11,850	(5,296,950)
Toll Brothers Inc	93,140	(3,189,114)

		(63,269,940)

Consumer Staples - (3.2%)

Altria Group Inc	170,770	(5,872,780)
Brown-Forman Corp ‘B’	49,660	(3,545,724)
Church & Dwight Co Inc	128,430	(8,300,431)
Mead Johnson Nutrition Co	64,127	(4,966,636)
Safeway Inc	125,830	(3,315,621)
The Estee Lauder Cos Inc ‘A’	33,200	(2,125,796)
The Hershey Co	197,230	(17,263,542)
The Kroger Co	30,700	(1,017,398)
Wal-Mart Stores Inc	32,180	(2,408,029)
Whole Foods Market Inc	7,360	(638,480)

		(49,454,437)

Energy - (1.8%)

Chesapeake Energy Corp	56,400	(1,151,124)
CONSOL Energy Inc	79,440	(2,673,156)
Devon Energy Corp	12,770	(720,483)
Diamond Offshore Drilling Inc	58,520	(4,070,651)
Halliburton Co	56,550	(2,285,185)
Nabors Industries Ltd (Bermuda)	42,530	(689,837)
Southwestern Energy Co	20,250	(754,515)
Spectra Energy Corp	152,550	(4,690,913)
Tenaris SA ADR (Luxembourg)	28,100	(1,145,918)
Tesoro Corp	25,480	(1,491,854)
TransCanada Corp (NYSE) (Canada)	81,550	(3,905,430)
Ultra Petroleum Corp (Canada)	50,490	(1,014,849)
WPX Energy Inc	162,062	(2,596,233)

		(27,190,148)

Financials - (6.2%)

Arch Capital Group Ltd (Bermuda)	23,220	(1,220,676)
BancorpSouth Inc	135,570	(2,209,791)
Bank of Hawaii Corp	23,500	(1,194,035)
BB&T Corp	64,910	(2,037,525)
BlackRock Inc	17,060	(4,382,373)
Brookfield Office Properties Inc (NYSE) (Canada)	136,280	(2,339,928)
Coresite Realty Corp REIT	23,010	(804,890)
Corporate Office Properties Trust REIT	59,530	(1,588,260)
Cullen/Frost Bankers Inc	20,040	(1,253,101)
DCT Industrial Trust Inc REIT	281,200	(2,080,880)
DDR Corp REIT	179,850	(3,132,987)
EastGroup Properties Inc REIT	25,950	(1,510,290)
Federal Realty Investment Trust REIT	15,380	(1,661,655)
Federated Investors Inc ‘B’	9,970	(235,990)
Fifth Third Bancorp	257,240	(4,195,584)
Franklin Resources Inc	12,840	(1,936,400)
Health Care REIT Inc	44,670	(3,033,540)
Hudson Pacific Properties Inc REIT	56,900	(1,237,575)
KeyCorp	163,890	(1,632,344)
Lincoln National Corp	50,250	(1,638,653)
Mack-Cali Realty Corp REIT	62,640	(1,792,130)
Mid-America Apartment Communities Inc REIT	47,590	(3,286,565)
Northern Trust Corp	11,620	(633,987)
Realty Income Corp REIT	32,130	(1,457,096)
Senior Housing Properties Trust REIT	121,210	(3,252,064)
SunTrust Banks Inc	69,230	(1,994,516)
T. Rowe Price Group Inc	10,060	(753,192)
Tanger Factory Outlet Centers Inc REIT	67,880	(2,455,898)
The Allstate Corp	118,870	(5,832,951)
The Bank of New York Mellon Corp	29,130	(815,349)
The Chubb Corp	29,750	(2,604,018)
The Progressive Corp	168,330	(4,253,699)
The Travelers Cos Inc	29,810	(2,509,704)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Torchmark Corp	65,770	($3,933,046)
U.S. Bancorp	32,210	(1,092,885)
UMB Financial Corp	36,910	(1,811,174)
Valley National Bancorp	292,013	(2,990,213)
Vornado Realty Trust REIT	25,450	(2,128,638)
Weingarten Realty Investors REIT	203,830	(6,430,837)
W.R. Berkley Corp	100,930	(4,478,264)
XL Group PLC (Ireland)	50,850	(1,540,755)

		(95,373,458)

Health Care - (3.4%)

AbbVie Inc	103,620	(4,225,624)
Amgen Inc	12,570	(1,288,551)
Becton Dickinson & Co	8,340	(797,387)
C.R. Bard Inc	19,350	(1,950,093)
Edwards Lifesciences Corp	22,860	(1,878,178)
Eli Lilly & Co	194,110	(11,023,507)
Forest Laboratories Inc	36,390	(1,384,276)
Hospira Inc	46,950	(1,541,368)
Laboratory Corp of America Holdings	26,260	(2,368,652)
Life Technologies Corp	7,430	(480,201)
Medivation Inc	25,040	(1,171,121)
Medtronic Inc	22,470	(1,055,191)
Quality Systems Inc	57,110	(1,043,971)
St. Jude Medical Inc	12,380	(500,647)
Tenet Healthcare Corp	64,342	(3,061,392)
United Therapeutics Corp	28,720	(1,748,186)
Varian Medical Systems Inc	51,730	(3,724,560)
WellPoint Inc	45,750	(3,030,023)
Zimmer Holdings Inc	127,220	(9,569,488)

		(51,842,416)

Industrials - (5.1%)

Cummins Inc	22,410	(2,595,302)
Danaher Corp	128,470	(7,984,410)
Dover Corp	119,620	(8,717,906)
Fastenal Co	121,960	(6,262,646)
General Electric Co	206,590	(4,776,361)
Heartland Express Inc	226,052	(3,015,534)
Illinois Tool Works Inc	74,520	(4,541,249)
Knight Transportation Inc	117,917	(1,898,464)
Lockheed Martin Corp	107,038	(10,331,308)
Raytheon Co	94,359	(5,547,366)
Rockwell Automation Inc	86,190	(7,442,506)
Textron Inc	177,540	(5,292,467)
The ADT Corp	18,750	(917,625)
The Boeing Co	68,460	(5,877,291)
United Parcel Service Inc ‘B’	6,470	(555,773)
Werner Enterprises Inc	114,680	(2,768,375)

		(78,524,583)

Information Technology - (3.9%)

Analog Devices Inc	31,540	(1,466,295)
AOL Inc	129,570	(4,987,149)
Atmel Corp	103,510	(720,429)
Automatic Data Processing Inc	42,030	(2,732,791)
Cypress Semiconductor Corp	73,220	(807,616)
Electronic Arts Inc	265,520	(4,699,704)
Fiserv Inc	14,230	(1,249,821)
Intel Corp	55,560	(1,213,986)
Intuit Inc	30,420	(1,997,073)
Linear Technology Corp	47,300	(1,814,901)
Marvell Technology Group Ltd (Bermuda)	187,870	(1,987,665)
Maxim Integrated Products Inc	254,340	(8,304,201)
Microchip Technology Inc	239,830	(8,816,151)
NVIDIA Corp	101,230	(1,297,769)
Paychex Inc	19,370	(679,306)
SAIC Inc	46,680	(632,514)
salesforce.com Inc	6,830	(1,221,409)
Seagate Technology PLC (Ireland)	47,120	(1,722,707)

	Shares	Value
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	552,770	($9,502,116)
Teradyne Inc	127,080	(2,061,238)
Western Digital Corp	18,190	(914,593)

		(58,829,434)

Materials - (2.1%)

Cabot Corp	48,960	(1,674,432)
Celanese Corp ‘A’	21,690	(955,444)
Cliffs Natural Resources Inc	384,753	(7,314,155)
MeadWestvaco Corp	18,700	(678,810)
Nucor Corp	96,720	(4,463,628)
OM Group Inc	127,910	(3,003,327)
PPG Industries Inc	2,880	(385,747)
Praxair Inc	61,980	(6,913,249)
Sigma-Aldrich Corp	39,620	(3,077,682)
The Sherwin-Williams Co	9,560	(1,614,588)
Valspar Corp	28,290	(1,761,053)
Vulcan Materials Co	13,985	(723,024)

		(32,565,139)

Utilities - (1.9%)

American Water Works Co Inc	20,490	(849,106)
Consolidated Edison Inc	80,426	(4,908,399)
Dominion Resources Inc	12,740	(741,213)
Entergy Corp	22,150	(1,400,766)
FirstEnergy Corp	45,420	(1,916,724)
National Fuel Gas Co	23,490	(1,441,111)
PPL Corp	46,850	(1,466,873)
Public Service Enterprise Group Inc	142,170	(4,882,118)
Southern Co	190,130	(8,920,900)
UGI Corp	21,480	(824,617)
Wisconsin Energy Corp	22,710	(974,033)

		(28,325,860)

Total Common Stocks (Proceeds $425,704,222)		(485,375,415)

TOTAL SECURITIES SOLD SHORT - (31.7%) (Proceeds $425,704,222)		($485,375,415)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	The portfolio engages in securities lending to help achieve its stated investment objective. The Fund, on behalf of the portfolio, entered into an agreement with State Street Bank & Trust Co to provide securities lending services to the portfolio, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and (ii) borrowing securities sold short. As of March 31, 2013, the total value of securities out on loan was $493,122,248, and the cash collateral was $502,144,590 (See Note 5 in Supplemental Notes to Schedule of Investments).

(c)	As of March 31, 2013, investments with total aggregate values of $249,973 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts. In addition, $365,000 in cash was segregated as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of March 31, 2013 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
S&P 500 E-Mini (06/13)	128	$9,951,169	$50,112

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks - Long (1)	$2,001,531,296	$2,001,531,296	$-	$-
	Exchange-Traded Fund	791,377	791,377	-	-
	Short-Term Investments	8,317,313	-	8,317,313	-
	Derivatives:
	Equity Contracts
	Futures	50,112	50,112	-	-

	Total Assets	2,010,690,098	2,002,372,785	8,317,313	-

Liabilities	Common Stocks - Short (1)	(485,375,415)	(485,375,415)	-	-

	Total Liabilities	(485,375,415)	(485,375,415)	-	-

	Total	$1,525,314,683	$1,516,997,370	$8,317,313	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.5%

Consumer Staples - 1.5%

Henkel AG & Co KGaA (Germany)	227,251	$21,880,310

Total Preferred Stocks (Cost $18,850,022)		21,880,310

COMMON STOCKS - 97.0%

Consumer Discretionary - 4.7%

AutoZone Inc *	91,706	36,386,190
Ford Motor Co	1,166,440	15,338,686
The TJX Cos Inc	445,685	20,835,774

		72,560,650

Consumer Staples - 10.8%

Dr Pepper Snapple Group Inc	749,690	35,197,945
Kraft Foods Group Inc	472,596	24,352,872
Philip Morris International Inc	787,138	72,975,564
The J.M. Smucker Co	326,705	32,396,068

		164,922,449

Energy - 8.8%

Chevron Corp	454,172	53,964,717
National Oilwell Varco Inc	726,522	51,401,432
Noble Energy Inc	249,250	28,828,255

		134,194,404

Financials - 20.2%

American International Group Inc *	413,410	16,048,576
CIT Group Inc *	1,063,677	46,248,676
Citigroup Inc	912,489	40,368,513
CME Group Inc ‘A’	294,140	18,057,255
Discover Financial Services	587,215	26,330,721
JPMorgan Chase & Co	1,448,329	68,737,694
Lincoln National Corp	337,030	10,990,548
M&T Bank Corp	43,765	4,514,798
Marsh & McLennan Cos Inc	685,635	26,033,561
Moody’s Corp	152,410	8,126,501
MSCI Inc *	296,924	10,074,631
The McGraw-Hill Cos Inc	638,614	33,259,017

		308,790,491

Health Care - 16.3%

Abbott Laboratories	498,323	17,600,768
AbbVie Inc	498,323	20,321,612
Actavis Inc *	449,760	41,427,394
Bristol-Myers Squibb Co	383,079	15,779,024
Covidien PLC (Ireland)	736,156	49,940,823
Express Scripts Holding Co *	854,496	49,261,694
Pfizer Inc	951,370	27,456,538
Sanofi (France)	164,800	16,805,575
UnitedHealth Group Inc	176,080	10,073,537

		248,666,965

Industrials - 10.1%

CSX Corp	1,592,048	39,212,142
L-3 Communications Holdings Inc	146,380	11,845,070
The ADT Corp	399,553	19,554,124
Towers Watson & Co ‘A’	289,803	20,089,144
Tyco International Ltd (Switzerland)	799,106	25,571,392
United Parcel Service Inc ‘B’	447,558	38,445,232

		154,717,104

Information Technology - 22.8%

Amdocs Ltd (United Kingdom)	157,990	5,727,137
Apple Inc	184,742	81,772,351

	Shares	Value
Corning Inc	1,102,030	$14,690,060
eBay Inc *	1,031,335	55,918,984
Facebook Inc ‘A’ *	185,017	4,732,735
Google Inc ‘A’ *	31,406	24,937,306
International Business Machines Corp	351,328	74,938,262
Microsoft Corp	1,083,190	30,990,066
QUALCOMM Inc	496,487	33,239,805
Western Digital Corp	434,785	21,860,990

		348,807,696

Materials - 2.6%

PPG Industries Inc	37,980	5,087,041
Vulcan Materials Co	685,210	35,425,357

		40,512,398

Telecommunication Services - 0.7%

America Movil SAB de CV ‘L’ ADR (Mexico)	542,560	11,372,058

Total Common Stocks (Cost $1,167,817,630)		1,484,544,215

	Principal Amount

SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $21,528,450; collateralized by U.S. Treasury Notes: 2.125% due 11/30/14 and value $21,963,875)	$21,528,426	21,528,426

Total Short-Term Investment (Cost $21,528,426)		21,528,426

TOTAL INVESTMENTS - 99.9% (Cost $1,208,196,078)		1,527,952,951

OTHER ASSETS & LIABILITIES, NET - 0.1%		2,262,383

NET ASSETS - 100.0%		$1,530,215,334

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$21,880,310	$-	$21,880,310	$-
	Common Stocks
	Consumer Discretionary	72,560,650	72,560,650	-	-
	Consumer Staples	164,922,449	164,922,449	-	-
	Energy	134,194,404	134,194,404	-	-
	Financials	308,790,491	308,790,491	-	-
	Health Care	248,666,965	231,861,390	16,805,575	-
	Industrials	154,717,104	154,717,104	-	-
	Information Technology	348,807,696	348,807,696	-	-
	Materials	40,512,398	40,512,398	-	-
	Telecommunication Services	11,372,058	11,372,058	-	-

		1,484,544,215	1,467,738,640	16,805,575	-
	Short-Term Investment	21,528,426	-	21,528,426	-

	Total	$1,527,952,951	$1,467,738,640	$60,214,311	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.0%

Industrials - 0.0%

Better Place LLC ‘B’ 8.000% * ¯+	4,704,600	$-

Total Convertible Preferred Stocks (Cost $11,761,500)		-

COMMON STOCKS - 98.8%

Consumer Discretionary - 13.1%

AutoZone Inc *	15,425	6,120,177
Chipotle Mexican Grill Inc *	19,276	6,281,470
D.R. Horton Inc	380,958	9,257,279
Discovery Communications Inc ‘C’ *	93,725	6,517,637
Dollar General Corp *	218,272	11,040,198
HomeAway Inc *	158,031	5,136,008
Life Time Fitness Inc *	143,991	6,159,935
LKQ Corp *	383,061	8,335,407
Michael Kors Holdings Ltd * (United Kingdom)	97,850	5,556,902
Nordstrom Inc	137,275	7,581,698
Polaris Industries Inc	87,309	8,075,210
priceline.com Inc *	7,025	4,832,708
Ross Stores Inc	222,657	13,497,467
TripAdvisor Inc *	202,789	10,650,478
TRW Automotive Holdings Corp *	417,116	22,941,380
Ulta Salon Cosmetics & Fragrance Inc *	59,003	4,789,274
Whirlpool Corp	50,263	5,954,155
Wynn Resorts Ltd	41,071	5,140,446

		147,867,829

Consumer Staples - 7.6%

Darling International Inc *	507,535	9,115,328
Hormel Foods Corp	358,499	14,813,179
Monster Beverage Corp *	118,759	5,669,554
The Hershey Co	137,062	11,997,037
The J.M. Smucker Co	269,717	26,745,138
Tyson Foods Inc ‘A’	464,717	11,534,276
Whole Foods Market Inc	67,208	5,830,294

		85,704,806

Energy - 14.1%

Bristow Group Inc	88,207	5,816,370
Cabot Oil & Gas Corp	340,996	23,054,739
Energy XXI Ltd (Bermuda)	188,124	5,120,735
Gulfport Energy Corp *	462,029	21,174,789
Hess Corp	233,437	16,716,424
Kodiak Oil & Gas Corp * (Canada)	733,253	6,665,270
Oasis Petroleum Inc *	117,574	4,476,042
Oceaneering International Inc	88,090	5,850,057
Peabody Energy Corp	245,626	5,194,990
Tesoro Corp	94,002	5,503,817
Tidewater Inc	408,926	20,650,763
Western Refining Inc	172,120	6,094,769
WPX Energy Inc *	2,030,442	32,527,681

		158,846,446

Financials - 22.3%

Arch Capital Group Ltd * (Bermuda)	176,099	9,257,524
AXIS Capital Holdings Ltd (Bermuda)	442,214	18,404,947
Comerica Inc	598,314	21,509,388
CYS Investments Inc REIT	1,750,069	20,545,810
Hatteras Financial Corp REIT	857,657	23,525,532
KeyCorp	4,004,108	39,880,916
Lincoln National Corp	814,427	26,558,464
Principal Financial Group Inc	663,810	22,589,454
Reinsurance Group of America Inc	134,988	8,054,734

	Shares	Value
Signature Bank *	104,148	$8,202,697
The Hartford Financial Services Group Inc	1,687,824	43,545,859
Validus Holdings Ltd (Bermuda)	153,255	5,727,139
W.R. Berkley Corp	79,742	3,538,153

		251,340,617

Health Care - 7.4%

Catamaran Corp (NASDAQ) * (Canada)	42,435	2,250,328
Centene Corp *	101,184	4,456,143
HMS Holdings Corp *	228,827	6,212,653
Hologic Inc *	724,725	16,378,785
Humana Inc	101,908	7,042,862
MEDNAX Inc *	139,502	12,503,564
The Cooper Cos Inc	104,718	11,296,978
Universal Health Services Inc ‘B’	92,380	5,900,311
Vertex Pharmaceuticals Inc *	176,081	9,680,933
Zimmer Holdings Inc	97,743	7,352,229

		83,074,786

Industrials - 9.7%

AGCO Corp	291,856	15,211,535
Chart Industries Inc *	102,510	8,201,825
Fluor Corp	172,197	11,421,827
Jacobs Engineering Group Inc *	266,754	15,002,245
Manpower Inc	99,634	5,651,240
Parker Hannifin Corp	165,113	15,121,048
Quanta Services Inc *	97,079	2,774,518
Rockwell Automation Inc	52,353	4,520,682
Textron Inc	636,742	18,981,279
United Rentals Inc *	113,344	6,230,520
WESCO International Inc *	75,539	5,484,887

		108,601,606

Information Technology - 13.2%

ANSYS Inc *	79,325	6,458,642
Applied Materials Inc	397,923	5,364,002
Avnet Inc *	186,125	6,737,725
Computer Sciences Corp	274,596	13,518,361
Cree Inc *	163,195	8,928,399
FEI Co	70,208	4,531,926
IAC/InterActiveCorp	467,545	20,889,911
IPG Photonics Corp	77,847	5,169,819
JDS Uniphase Corp *	1,161,607	15,530,686
Lam Research Corp *	518,978	21,516,828
Linear Technology Corp	312,157	11,977,464
MICROS Systems Inc *	220,891	10,052,749
Skyworks Solutions Inc *	361,678	7,967,766
Teradata Corp *	103,153	6,035,482
Trimble Navigation Ltd *	126,630	3,793,835

		148,473,595

Materials - 5.8%

Agnico-Eagle Mines Ltd (NYSE) (Canada)	96,675	3,967,542
Allegheny Technologies Inc	222,550	7,057,060
Celanese Corp ‘A’	118,411	5,216,005
Compass Minerals International Inc	141,449	11,160,326
Eagle Materials Inc	220,697	14,705,041
NewMarket Corp	29,765	7,749,615
Royal Gold Inc	75,425	5,357,438
Silver Wheaton Corp (NYSE) (Canada)	142,857	4,478,567
Westlake Chemical Corp	58,660	5,484,710

		65,176,304

Utilities - 5.6%

Alliant Energy Corp	452,801	22,721,554
Questar Corp	1,330,910	32,381,040
Xcel Energy Inc	251,705	7,475,639

		62,578,233

Total Common Stocks (Cost $1,034,974,090)		1,111,664,222

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $4,116,421; collateralized by U.S. Treasury Notes: 0.250% due 01/15/15 and value $4,200,000)	$4,116,416	$4,116,416

Total Short-Term Investment (Cost $4,116,416)		4,116,416

TOTAL INVESTMENTS - 99.2% (Cost $1,050,852,006)		1,115,780,638

OTHER ASSETS & LIABILITIES, NET - 0.8%		8,999,975

NET ASSETS - 100.0%		$1,124,780,613

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Restricted securities as of March 31, 2013 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$11,761,500	$-	0.0%

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,111,664,222	$1,111,664,222	$-	$-
	Short-Term Investment	4,116,416	-	4,116,416	-

	Total	$1,115,780,638	$1,111,664,222	$4,116,416	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.0%

Industrials - 0.0%

Better Place LLC ‘B’ 8.000% * ¯ +	2,687,456	$-

Total Convertible Preferred Stocks (Cost $6,718,638)		-

COMMON STOCKS - 98.2%

Consumer Discretionary - 12.9%

Aimia Inc (Canada)	328,361	4,977,860
Coach Inc	126,467	6,322,085
Dollar Tree Inc *	405,956	19,660,449
Dunkin’ Brands Group Inc	321,192	11,845,561
Groupon Inc *	1,750,003	10,710,019
Morningstar Inc	167,777	11,730,968
New Oriental Education & Technology Group ADR (Cayman)	475,678	8,562,204
Tesla Motors Inc *	218,382	8,274,494
TripAdvisor Inc *	32,537	1,708,843
Weight Watchers International Inc	190,985	8,042,379
Wyndham Worldwide Corp	108,586	7,001,625

		98,836,487

Consumer Staples - 6.7%

DE Master Blenders 1753 NV * (Netherlands)	1,477,236	22,845,785
McCormick & Co Inc	58,192	4,280,021
Mead Johnson Nutrition Co	164,744	12,759,423
Monster Beverage Corp *	233,330	11,139,174

		51,024,403

Energy - 2.7%

Range Resources Corp	254,385	20,615,360

Financials - 11.5%

Arch Capital Group Ltd * (Bermuda)	286,728	15,073,291
Greenhill & Co Inc	125,015	6,673,301
IntercontinentalExchange Inc *	82,177	13,400,603
MSCI Inc *	590,372	20,031,322
The McGraw-Hill Cos Inc	269,276	14,023,894
The Progressive Corp	767,088	19,384,314

		88,586,725

Health Care - 10.7%

athenahealth Inc *	202,224	19,623,817
Illumina Inc *	450,917	24,349,518
Intuitive Surgical Inc *	32,970	16,194,534
Ironwood Pharmaceuticals Inc ‘A’ *	418,750	7,658,938
Qualicorp SA * (Brazil)	1,259,248	12,656,354
Techne Corp	27,784	1,885,144

		82,368,305

Industrials - 15.9%

Covanta Holding Corp	531,326	10,706,219
Edenred (France)	898,184	29,410,910
IHS Inc ‘A’ *	182,953	19,158,838
Intertek Group PLC (United Kingdom)	224,390	11,592,704
Sensata Technologies Holding NV * (Netherlands)	232,855	7,653,944
Stericycle Inc *	185,992	19,748,631
Verisk Analytics Inc ‘A’ *	389,623	24,012,465

		122,283,711

	Shares	Value
Information Technology - 29.1%

3D Systems Corp *	115,621	$3,727,621
Akamai Technologies Inc *	519,048	18,317,204
First Solar Inc *	309,697	8,349,431
Gartner Inc *	385,206	20,959,059
LinkedIn Corp ‘A’ *	118,238	20,816,982
MercadoLibre Inc	99,806	9,637,267
Motorola Solutions Inc	499,709	31,996,367
Qihoo 360 Technology Co Ltd ADR * (Cayman)	186,633	5,529,936
salesforce.com inc *	121,778	21,777,560
ServiceNow Inc *	115,863	4,194,241
SINA Corp * (Cayman)	69,453	3,374,721
Solera Holdings Inc	459,057	26,776,795
Splunk Inc *	116,002	4,643,560
Trimble Navigation Ltd *	252,639	7,569,064
Workday Inc ‘A’ *	84,765	5,224,067
Yandex NV ‘A’ * (Netherlands)	705,653	16,314,697
Youku Tudou Inc ADR * (Cayman)	483,010	8,100,078
Zynga Inc ‘A’ *	1,632,531	5,485,304

		222,793,954

Materials - 5.3%

Intrepid Potash Inc	93,085	1,746,275
Martin Marietta Materials Inc	186,998	19,077,536
Rockwood Holdings Inc	300,185	19,644,106

		40,467,917

Utilities - 3.4%

Brookfield Infrastructure Partners LP (Bermuda)	690,975	26,298,509

Total Common Stocks (Cost $621,197,811)		753,275,371

	Principal Amount

SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $11,408,341; collateralized by Fannie Mae: 4.625% due 10/15/14 and value $11,641,688)	$11,408,328	11,408,328

Total Short-Term Investment (Cost $11,408,328)		11,408,328

TOTAL INVESTMENTS - 99.7% (Cost $639,324,777)		764,683,699

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,100,971

NET ASSETS - 100.0%		$766,784,670

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Restricted securities as of March 31, 2013 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$6,718,638	$-	0.0%

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$98,836,487	$98,836,487	$-	$-
	Consumer Staples	51,024,403	28,178,618	22,845,785	-
	Energy	20,615,360	20,615,360	-	-
	Financials	88,586,725	88,586,725	-	-
	Health Care	82,368,305	82,368,305	-	-
	Industrials	122,283,711	81,280,097	41,003,614	-
	Information Technology	222,793,954	222,793,954	-	-
	Materials	40,467,917	40,467,917	-	-
	Utilities	26,298,509	26,298,509	-	-

		753,275,371	689,425,972	63,849,399	-
	Short-Term Investment	11,408,328	-	11,408,328	-

	Total	$764,683,699	$689,425,972	$75,257,727	$-

During the three-month period ended March 31, 2013, an investment with a value of $12,656,354 was transferred from level 2 to level 1 due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Consumer Discretionary - 11.0%

Abercrombie & Fitch Co ‘A’	149,356	$6,900,247
Aeropostale Inc *	465,300	6,328,080
American Eagle Outfitters Inc	341,900	6,393,530
Ascena Retail Group Inc *	291,290	5,403,430
Chico’s FAS Inc	395,100	6,637,680
Dick’s Sporting Goods Inc	207,300	9,805,290
Foot Locker Inc	178,000	6,094,720
Hanesbrands Inc *	274,600	12,510,776
Jarden Corp *	177,770	7,617,444
Lear Corp	139,100	7,632,417
Lennar Corp ‘A’	161,100	6,682,428
Mattel Inc	304,700	13,342,813
NVR Inc *	8,589	9,277,065
OfficeMax Inc	110,200	1,279,422
PVH Corp	114,540	12,234,017
Regis Corp	306,215	5,570,051
Signet Jewelers Ltd (NYSE) (Bermuda)	84,000	5,628,000
Staples Inc	791,600	10,631,188
Thor Industries Inc	112,221	4,128,611
Wolverine World Wide Inc	146,700	6,509,079
Wyndham Worldwide Corp	191,800	12,367,264

		162,973,552

Consumer Staples - 4.8%

Energizer Holdings Inc	139,700	13,932,281
Flowers Foods Inc	301,800	9,941,292
Ingredion Inc	112,800	8,157,696
Pinnacle Foods Inc *	242,200	5,379,262
Smithfield Foods Inc *	483,400	12,800,432
The Clorox Co	54,500	4,824,885
The J.M. Smucker Co	67,616	6,704,802
Tyson Foods Inc ‘A’	402,100	9,980,122

		71,720,772

Energy - 9.2%

Africa Oil Corp * (Canada)	1,465,737	10,359,789
Arch Coal Inc	657,500	3,570,225
Bill Barrett Corp *	559,200	11,334,984
McDermott International Inc * (Panama)	810,800	8,910,692
Oasis Petroleum Inc *	476,232	18,130,152
Oil States International Inc *	204,700	16,697,379
Patterson-UTI Energy Inc	541,400	12,906,976
SM Energy Co	334,400	19,803,168
Superior Energy Services Inc *	647,800	16,823,366
Whiting Petroleum Corp *	357,750	18,188,010

		136,724,741

Financials - 24.1%

Alleghany Corp *	22,222	8,798,134
American Campus Communities Inc REIT	252,092	11,429,851
American Financial Group Inc	135,000	6,396,300
Arthur J. Gallagher & Co	173,500	7,167,285
Associated Banc-Corp	982,900	14,930,251
BioMed Realty Trust Inc REIT	416,487	8,996,119
CBRE Group Inc ‘A’ *	237,761	6,003,465
CommonWealth REIT	528,734	11,864,791
Corporate Office Properties Trust REIT	381,976	10,191,120
Discover Financial Services	154,860	6,943,922
DuPont Fabros Technology Inc REIT	745,721	18,098,649
Eaton Vance Corp	182,800	7,646,524
Everest Re Group Ltd (Bermuda)	107,900	14,011,894
Federated Investors Inc ‘B’	515,200	12,194,784
Fidelity National Financial Inc ‘A’	331,500	8,363,745
First Niagara Financial Group Inc	1,521,000	13,476,060
FirstMerit Corp	525,700	8,689,821
Forest City Enterprises Inc ‘A’ *	1,068,664	18,990,159

	Shares	Value
Fulton Financial Corp	957,500	$11,202,750
Hancock Holding Co	255,400	7,896,968
HCC Insurance Holdings Inc	179,300	7,535,979
Huntington Bancshares Inc	985,500	7,282,845
Kemper Corp	286,900	9,355,809
Leucadia National Corp	298,013	8,174,497
New York Community Bancorp Inc	1,091,600	15,664,460
Old Republic International Corp	1,041,700	13,240,007
Omega Healthcare Investors Inc REIT	202,717	6,154,488
Protective Life Corp	526,336	18,842,829
Regions Financial Corp	224,600	1,839,474
Synovus Financial Corp	2,043,601	5,660,775
TCF Financial Corp	758,400	11,345,664
Washington Federal Inc	457,200	8,001,000
Webster Financial Corp	253,400	6,147,484
W.R. Berkley Corp	391,575	17,374,183
Zions Bancorp	360,400	9,006,396

		358,918,482

Health Care - 13.8%

Alere Inc *	705,151	18,002,505
CareFusion Corp *	690,512	24,161,015
Endo Health Solutions Inc *	701,827	21,588,199
Hospira Inc *	624,001	20,485,953
Omnicare Inc	685,926	27,930,907
Owens & Minor Inc	605,281	19,707,949
Teleflex Inc	90,990	7,689,565
Tenet Healthcare Corp *	745,992	35,494,299
United Therapeutics Corp *	193,570	11,782,606
Universal Health Services Inc ‘B’	290,267	18,539,353

		205,382,351

Industrials - 11.1%

ACCO Brands Corp *	1,387,200	9,266,496
AGCO Corp	105,300	5,488,236
AMETEK Inc	192,850	8,361,976
Con-way Inc	357,700	12,594,617
Crane Co	93,200	5,206,152
Curtiss-Wright Corp	160,400	5,565,880
Delta Air Lines Inc *	877,700	14,490,827
Dover Corp	188,900	13,767,032
FTI Consulting Inc *	39,266	1,478,757
Jacobs Engineering Group Inc *	144,060	8,101,934
KBR Inc	334,700	10,737,176
Kennametal Inc	128,600	5,020,544
Manpower Inc	185,400	10,515,888
Parker Hannifin Corp	156,300	14,313,954
Spirit AeroSystems Holdings Inc ‘A’ *	572,590	10,873,484
SPX Corp	167,600	13,233,696
The Timken Co	206,720	11,696,218
UTi Worldwide Inc (United Kingdom)	313,800	4,543,824

		165,256,691

Information Technology - 10.9%

Amdocs Ltd (United Kingdom)	220,400	7,989,500
Arrow Electronics Inc *	239,100	9,712,242
Check Point Software Technologies Ltd * (Israel)	259,500	12,193,905
Compuware Corp *	883,700	11,046,250
Diebold Inc	279,900	8,486,568
Electronic Arts Inc *	580,500	10,274,850
Fairchild Semiconductor International Inc *	670,900	9,486,526
Informatica Corp *	238,800	8,231,436
Ingram Micro Inc ‘A’ *	499,094	9,822,170
Microchip Technology Inc	316,600	11,638,216
NCR Corp *	301,294	8,303,663
ON Semiconductor Corp *	1,300,891	10,771,377
Polycom Inc *	718,400	7,959,872
PTC Inc *	536,200	13,667,738
RF Micro Devices Inc *	1,773,000	9,432,360

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Synopsys Inc *	251,600	$9,027,408
TIBCO Software Inc *	183,400	3,708,348

		161,752,429

Materials - 7.5%

Albemarle Corp	219,300	13,710,636
Axiall Corp	152,500	9,479,400
Carpenter Technology Corp	148,100	7,299,849
Cliffs Natural Resources Inc	119,200	2,265,992
Huntsman Corp	232,100	4,314,739
Martin Marietta Materials Inc	59,200	6,039,584
MeadWestvaco Corp	206,400	7,492,320
Owens-Illinois Inc *	467,100	12,448,215
Rock Tenn Co ‘A’	221,600	20,562,264
Rockwood Holdings Inc	193,427	12,657,863
Steel Dynamics Inc	915,200	14,524,224

		110,795,086

Utilities - 5.9%

Hawaiian Electric Industries Inc	197,700	5,478,267
MDU Resources Group Inc	247,800	6,192,522
NV Energy Inc	908,830	18,203,865
OGE Energy Corp	139,700	9,776,206
PNM Resources Inc	563,300	13,119,257
UGI Corp	482,800	18,534,692
Westar Energy Inc	496,800	16,483,824

		87,788,633

Total Common Stocks (Cost $1,260,452,208)		1,461,312,737

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $4,116,059; collateralized by U.S. Treasury Notes: 0.250% due 01/15/15 and value $4,200,000)	$4,116,055	$4,116,055

Total Short-Term Investment (Cost $4,116,055)		4,116,055

TOTAL INVESTMENTS - 98.6% (Cost $1,264,568,263)		1,465,428,792

OTHER ASSETS & LIABILITIES, NET -1.4%		21,142,823

NET ASSETS - 100.0%		$1,486,571,615

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,461,312,737	$1,461,312,737	$-	$-
	Short-Term Investment	4,116,055	-	4,116,055	-

	Total	$1,465,428,792	$1,461,312,737	$4,116,055	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

Allos Therapeutics Inc Exp. 11/30/13 * +	7,990	$-

Total Rights (Cost $0)		-

COMMON STOCKS - 98.3%

Consumer Discretionary - 16.3%

1-800-FLOWERS.COM Inc ‘A’ *	17,931	89,117
American Axle & Manufacturing Holdings Inc *	48,283	659,063
American Greetings Corp ‘A’	21,283	342,656
Ameristar Casinos Inc	3,010	78,952
Asbury Automotive Group Inc *	2,282	83,727
Ascent Capital Group Inc ‘A’ *	10,223	761,000
Autoliv Inc	122,000	8,435,080
Barnes & Noble Inc *	18,819	309,573
Bassett Furniture Industries Inc	8,106	129,372
Beasley Broadcasting Group Inc ‘A’	2,603	15,358
Beazer Homes USA Inc *	17,847	282,696
bebe stores Inc	24,549	102,369
Belo Corp ‘A’	42,996	422,651
Big 5 Sporting Goods Corp	12,072	188,444
Biglari Holdings Inc *	770	287,356
Black Diamond Inc *	14,980	136,468
Bloomin’ Brands Inc *	3,483	62,241
Bluegreen Corp *	10,320	101,549
Bob Evans Farms Inc	18,221	776,579
Boyd Gaming Corp *	37,271	308,231
Bright Horizons Family Solutions Inc *	3,106	104,952
Brown Shoe Co Inc	341,034	5,456,544
Brunswick Corp	168,300	5,759,226
Cabela’s Inc *	3,146	191,214
Caesars Entertainment Corp *	2,903	46,042
Callaway Golf Co	46,996	311,114
Career Education Corp *	37,895	89,811
Carmike Cinemas Inc *	8,743	158,423
Carriage Services Inc	11,468	243,695
Carrols Restaurant Group Inc *	3,363	17,454
Cavco Industries Inc *	456	21,692
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	26,138	110,302
Cherokee Inc	557	7,631
Churchill Downs Inc	6,286	440,271
Chuy’s Holdings Inc *	1,332	43,397
Citi Trends Inc *	10,070	103,016
Columbia Sportswear Co	8,846	512,006
Conn’s Inc *	11,034	396,121
Cooper Tire & Rubber Co	6,086	156,167
Core-Mark Holding Co Inc	6,897	353,885
Corinthian Colleges Inc *	56,218	118,058
Crown Media Holdings Inc ‘A’ *	18,877	38,698
CSS Industries Inc	6,885	178,803
Culp Inc	6,231	99,135
Cumulus Media Inc ‘A’ *	44,329	149,389
Daily Journal Corp *	678	75,258
Dana Holding Corp	95,886	1,709,647
Del Frisco’s Restaurant Group Inc *	1,172	19,455
Delta Apparel Inc *	4,935	81,279
Denny’s Corp *	15,327	88,437
Destination Maternity Corp	5,378	125,845
Destination XL Group Inc *	30,489	155,189
Digital Generation Inc *	20,129	129,429
Drew Industries Inc	98,167	3,564,444
Education Management Corp *	18,852	69,187

	Shares	Value
Einstein Noah Restaurant Group Inc	449	$6,659
Entercom Communications Corp ‘A’ *	17,472	129,992
Entravision Communications Corp ‘A’	37,187	118,627
Ethan Allen Interiors Inc	2,431	80,029
Exide Technologies *	56,157	151,624
Federal-Mogul Corp *	13,464	81,188
Fiesta Restaurant Group Inc *	1,105	29,360
Fifth & Pacific Cos Inc *	81,861	1,545,536
Fisher Communications Inc	6,440	252,706
Five Below Inc *	3,906	147,998
Flexsteel Industries Inc	3,235	80,034
Fred’s Inc ‘A’	26,460	361,973
Frisch’s Restaurants Inc	2,223	39,881
Fuel Systems Solutions Inc *	8,426	138,776
G-III Apparel Group Ltd *	10,495	420,954
GameStop Corp ‘A’	189,800	5,308,706
Gentex Corp	356,800	7,139,568
Global Sources Ltd * (Bermuda)	11,631	87,930
Group 1 Automotive Inc	189,079	11,357,976
Harman International Industries Inc	77,700	3,467,751
Harte-Hanks Inc	32,403	252,419
Haverty Furniture Cos Inc	13,882	285,414
Helen of Troy Ltd * (Bermuda)	22,905	878,636
hhgregg Inc *	9,721	107,417
Hillenbrand Inc	194,800	4,924,544
Hooker Furniture Corp	7,707	122,850
Hovnanian Enterprises Inc ‘A’ *	76,440	441,059
Iconix Brand Group Inc *	46,862	1,212,320
International Speedway Corp ‘A’	20,054	655,365
Isle of Capri Casinos Inc *	14,838	93,331
Jack in the Box Inc *	6,096	210,861
JAKKS Pacific Inc	15,714	164,840
Johnson Outdoors Inc ‘A’ *	3,970	94,645
Jos. A. Bank Clothiers Inc *	94,874	3,785,473
Journal Communications Inc ‘A’ *	29,234	196,452
K-Swiss Inc ‘A’ *	19,204	91,027
Kayak Software Corp *	709	28,332
KB Home	58,332	1,269,888
Kirkland’s Inc *	9,712	111,300
Krispy Kreme Doughnuts Inc *	43,118	622,624
La-Z-Boy Inc	522,651	9,862,424
Life Time Fitness Inc *	2,299	98,351
LifeLock Inc *	1,012	9,746
Lifetime Brands Inc	7,086	80,851
LIN TV Corp ‘A’ *	22,158	243,516
Lincoln Educational Services Corp	16,886	98,952
Lithia Motors Inc ‘A’	15,697	745,294
Live Nation Entertainment Inc *	101,286	1,252,908
Luby’s Inc *	14,501	108,467
M.D.C. Holdings Inc	89,323	3,273,688
M/I Homes Inc *	17,434	426,261
Mac-Gray Corp	7,410	94,848
Maidenform Brands Inc *	226,937	3,978,206
Marcus Corp	13,182	164,643
Marine Products Corp	3,246	23,891
MarineMax Inc *	14,799	201,118
Marriott Vacations Worldwide Corp *	19,244	825,760
Martha Stewart Living Omnimedia Inc ‘A’ *	20,087	53,030
Matthews International Corp ‘A’	10,657	371,823
MDC Partners Inc ‘A’ (Canada)	11,459	185,292
Meredith Corp	26,288	1,005,779
Meritage Homes Corp *	16,802	787,342
Modine Manufacturing Co *	33,834	307,889
Monarch Casino & Resort Inc *	6,505	63,294
Morgans Hotel Group Co *	8,525	50,468
Movado Group Inc	11,851	397,246
NACCO Industries Inc ‘A’	3,995	213,173
National American University Holdings Inc	3,972	15,491
National CineMedia Inc	26,946	425,208
New York & Co Inc *	7,891	32,274

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Nexstar Broadcasting Group Inc ‘A’	6,152	$110,736
Office Depot Inc *	205,605	808,028
OfficeMax Inc	62,715	728,121
Orchard Supply Hardware Stores Corp ‘A’ *	1,366	5,409
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	70,024	690,437
Outdoor Channel Holdings Inc	7,557	67,408
Penske Automotive Group Inc	22,770	759,607
Perfumania Holdings Inc *	3,554	20,471
Perry Ellis International Inc	8,476	154,178
Pier 1 Imports Inc	160,000	3,680,000
Pinnacle Entertainment Inc *	39,788	581,701
Quiksilver Inc *	94,593	574,179
RadioShack Corp	72,006	241,940
Reading International Inc ‘A’ *	11,838	66,293
Red Lion Hotels Corp *	9,993	71,050
Red Robin Gourmet Burgers Inc *	5,903	269,177
Regis Corp	350,533	6,376,195
Rent-A-Center Inc	42,935	1,586,019
Rentrak Corp *	2,775	60,994
Restoration Hardware Holdings Inc *	3,082	107,870
RG Barry Corp	352	4,713
Ruby Tuesday Inc *	46,120	339,904
Saga Communications Inc ‘A’	3,385	156,590
Saks Inc *	75,161	862,097
Salem Communications Corp ‘A’	7,007	55,565
Scholastic Corp	18,796	500,913
Scientific Games Corp ‘A’ *	32,674	285,897
Shiloh Industries Inc	4,220	45,449
Shoe Carnival Inc	10,300	210,532
Shutterfly Inc *	19,408	857,251
Shutterstock Inc *	3,754	168,855
Sinclair Broadcast Group Inc ‘A’	33,565	679,356
Skechers U.S.A. Inc ‘A’ *	27,393	579,362
Sonic Automotive Inc ‘A’	30,912	685,010
Sonic Corp *	7,993	102,950
Sotheby’s	31,821	1,190,424
Spartan Motors Inc	24,898	132,208
Speedway Motorsports Inc	8,337	149,983
Stage Stores Inc	22,222	575,105
Standard Motor Products Inc	14,455	400,693
Standard Pacific Corp *	83,942	725,259
Stein Mart Inc	19,743	165,446
Steinway Musical Instruments Inc *	4,925	118,298
Stewart Enterprises Inc ‘A’	54,360	505,004
Stoneridge Inc *	20,136	153,638
Superior Industries International Inc	16,608	310,237
Systemax Inc	7,524	74,488
The Bon-Ton Stores Inc	9,190	119,470
The Cato Corp ‘A’	125,000	3,017,500
The Children’s Place *	10,919	489,390
The E.W. Scripps Co ‘A’ *	21,644	260,377
The Finish Line Inc ‘A’	22,885	448,317
The Jones Group Inc	59,416	755,771
The McClatchy Co ‘A’ *	42,450	123,105
The Men’s Wearhouse Inc	269,763	9,015,479
The New York Times Co ‘A’ *	98,661	966,878
The Pep Boys-Manny Moe & Jack *	206,251	2,431,699
The Ryland Group Inc	14,119	587,633
The Wet Seal Inc ‘A’ *	65,094	196,584
Thor Industries Inc	340,000	12,508,600
TRI Pointe Homes Inc *	9,830	198,074
Tuesday Morning Corp *	30,403	235,927
Unifi Inc *	10,088	192,681
Universal Electronics Inc *	10,755	250,054
Universal Technical Institute Inc	5,209	65,790
Vail Resorts Inc	16,888	1,052,460
Valassis Communications Inc	11,159	333,319
Value Line Inc	191	1,799
VOXX International Corp *	13,233	141,725
West Marine Inc *	10,890	124,473

	Shares	Value
Weyco Group Inc	4,325	$106,006
Winnebago Industries Inc *	156,346	3,226,981
WMS Industries Inc *	39,914	1,006,232
World Wrestling Entertainment Inc ‘A’	1,888	16,652

		171,459,012

Consumer Staples -1.2%

Alico Inc	1,464	67,710
Alliance One International Inc *	62,883	244,615
Annie’s Inc *	1,111	42,507
Arden Group Inc ‘A’	262	26,486
Boulder Brands Inc *	42,705	383,491
Cal-Maine Foods Inc	1,510	64,266
Central European Distribution Corp *	47,476	15,904
Central Garden & Pet Co ‘A’ *	23,746	195,192
Chiquita Brands International Inc *	33,239	257,935
Craft Brew Alliance Inc *	4,300	31,992
Darling International Inc *	59,286	1,064,777
Diamond Foods Inc *	15,976	269,355
Dole Food Co Inc *	26,067	284,130
Elizabeth Arden Inc *	2,678	107,789
Farmer Bros. Co *	4,738	69,649
Fresh Del Monte Produce Inc (Cayman)	27,597	744,567
Griffin Land & Nurseries Inc	2,040	61,302
Harbinger Group Inc *	29,782	245,999
Harris Teeter Supermarkets Inc	27,469	1,173,201
Ingles Markets Inc ‘A’	8,980	192,890
Inter Parfums Inc	3,488	85,212
John B Sanfilippo & Son Inc	5,698	113,846
Nash Finch Co	8,743	171,188
Natural Grocers by Vitamin Cottage Inc *	3,165	71,371
Nature’s Sunshine Products Inc	3,165	48,235
Nutraceutical International Corp	6,222	107,952
Oil-Dri Corp of America	3,565	97,075
Omega Protein Corp *	14,241	153,091
Orchids Paper Products Co	2,115	49,343
Pilgrim’s Pride Corp *	8,714	80,082
Post Holdings Inc *	5,597	240,279
Prestige Brands Holdings Inc *	12,348	317,220
Revlon Inc ‘A’ *	8,285	185,253
Rite Aid Corp *	436,451	829,257
Seaboard Corp	221	618,798
Seneca Foods Corp ‘A’ *	5,992	197,856
Snyder’s-Lance Inc	3,579	90,405
Spartan Stores Inc	15,546	272,832
Spectrum Brands Holdings Inc	2,709	153,302
SUPERVALU Inc	37,548	189,242
Susser Holdings Corp *	4,655	237,917
The Andersons Inc	13,460	720,379
The Pantry Inc *	15,314	190,966
Tootsie Roll Industries Inc	1,172	35,058
TreeHouse Foods Inc *	8,482	552,602
Universal Corp	16,828	943,041
Vector Group Ltd	9,798	157,944
Village Super Market Inc ‘A’	6,109	205,812
Weis Markets Inc	8,002	325,681

		12,984,996

Energy - 10.0%

Adams Resources & Energy Inc	1,648	84,048
Alon USA Energy Inc	1,722	32,804
Amyris Inc *	22,072	67,982
Arch Coal Inc	153,629	834,205
Atwood Oceanics Inc *	187,600	9,856,504
Basic Energy Services Inc *	22,393	306,112
Bill Barrett Corp *	34,819	705,781
Bolt Technology Corp	6,192	108,112
Bonanza Creek Energy Inc *	6,123	236,776
BPZ Resources Inc *	52,199	118,492
Bristow Group Inc	200,261	13,205,210

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
C&J Energy Services Inc *	22,351	$511,838
Cal Dive International Inc *	70,574	127,033
Callon Petroleum Co *	29,147	107,844
Carrizo Oil & Gas Inc *	3,942	101,585
Clayton Williams Energy Inc *	3,839	167,879
Cloud Peak Energy Inc *	44,146	829,062
Comstock Resources Inc *	34,753	564,736
Contango Oil & Gas Co	788	31,591
Crimson Exploration Inc *	14,935	42,714
Crosstex Energy Inc	2,787	53,678
CVR Energy Inc	3,977	205,293
Dawson Geophysical Co *	5,699	170,970
Delek US Holdings Inc	12,516	493,881
Diamondback Energy Inc *	5,485	147,217
Emerald Oil Inc *	11,750	82,720
Endeavour International Corp *	2,479	7,313
Energen Corp	105,000	5,461,050
Energy XXI Ltd (Bermuda)	15,537	422,917
EPL Oil & Gas Inc *	20,078	538,291
Exterran Holdings Inc *	46,861	1,265,247
Forbes Energy Services Ltd *	10,404	38,287
Forest Oil Corp *	85,257	448,452
Frontline Ltd * (Bermuda)	37,267	87,205
GasLog Ltd (Bermuda)	10,745	138,181
Gastar Exploration Ltd * (Canada)	42,105	74,105
Gevo Inc *	2,671	5,983
Green Plains Renewable Energy Inc *	17,983	205,726
Gulf Island Fabrication Inc	10,414	219,319
Gulfmark Offshore Inc ‘A’	15,183	591,530
Gulfport Energy Corp *	36,631	1,678,799
Halcon Resources Corp *	10,039	78,204
Hallador Energy Co	4,859	33,527
Harvest Natural Resources Inc *	27,235	95,595
Heckmann Corp *	95,099	407,975
Helix Energy Solutions Group Inc *	432,097	9,886,379
Hercules Offshore Inc *	114,728	851,282
Hornbeck Offshore Services Inc *	25,553	1,187,192
Key Energy Services Inc *	109,455	884,396
Knightsbridge Tankers Ltd (Bermuda)	17,873	146,559
Magnum Hunter Resources Corp *	69,296	277,877
Matador Resources Co *	1,509	13,370
Matrix Service Co *	15,144	225,646
McMoRan Exploration Co *	73,471	1,201,251
Midstates Petroleum Co Inc *	9,535	81,524
Miller Energy Resources Inc *	22,757	84,428
Mitcham Industries Inc *	3,425	57,951
Natural Gas Services Group Inc *	8,877	170,971
Newpark Resources Inc *	65,124	604,351
Nordic American Tankers Ltd (Bermuda)	38,251	441,799
Oil States International Inc *	115,000	9,380,550
Parker Drilling Co *	84,946	363,569
PDC Energy Inc *	21,666	1,073,984
Penn Virginia Corp	39,518	159,653
PetroQuest Energy Inc *	40,800	181,152
PHI Inc *	8,641	295,609
Pioneer Energy Services Corp *	35,602	293,716
Quicksilver Resources Inc *	84,517	190,163
Renewable Energy Group Inc *	4,493	34,551
Resolute Energy Corp *	34,863	401,273
REX American Resources Corp *	3,600	79,632
Rex Energy Corp *	31,219	514,489
Rowan Cos PLC ‘A’ * (United Kingdom)	300,080	10,610,829
Scorpio Tankers Inc *	78,085	696,518
SemGroup Corp ‘A’ *	30,469	1,575,857
Ship Finance International Ltd (Bermuda)	35,265	622,075
Stone Energy Corp *	35,808	778,824
Swift Energy Co *	30,985	458,888
Synergy Resources Corp *	26,919	184,664
Teekay Tankers Ltd ‘A’	46,102	131,391
Tesco Corp * (Canada)	21,993	294,486

	Shares	Value
TETRA Technologies Inc *	56,190	$576,509
Tidewater Inc	193,200	9,756,600
Triangle Petroleum Corp *	32,010	211,266
Unit Corp *	150,000	6,832,500
Uranium Energy Corp *	32,764	72,081
Vantage Drilling Co * (Cayman)	137,463	240,560
W&T Offshore Inc	23,470	333,274
Warren Resources Inc *	41,794	134,159
Western Refining Inc	17,169	607,954
Westmoreland Coal Co *	7,935	90,142
Willbros Group Inc *	21,579	211,906
ZaZa Energy Corp *	9,231	16,708

		104,512,281

Financials - 24.8%

1st Source Corp	10,861	257,406
1st United Bancorp Inc	21,450	138,567
Access National Corp	5,537	90,807
AG Mortgage Investment Trust Inc REIT	19,546	497,837
Agree Realty Corp REIT	9,491	285,679
Alterra Capital Holdings Ltd (Bermuda)	62,304	1,962,576
American Assets Trust Inc REIT	23,746	760,109
American Capital Mortgage Investment Corp REIT	43,031	1,112,351
American Equity Investment Life Holding Co	45,717	680,726
American National Bankshares Inc	5,697	122,827
American Safety Insurance Holdings Ltd * (Bermuda)	6,142	153,304
Ameris Bancorp *	17,304	248,312
AMERISAFE Inc	13,438	477,587
Ames National Corp	6,007	125,306
AmREIT Inc ‘B’	2,189	42,598
AmTrust Financial Services Inc	16,815	582,640
Anworth Mortgage Asset Corp REIT	99,906	632,405
Apollo Commercial Real Estate Finance Inc REIT	21,892	385,080
Apollo Investment Corp	147,489	1,233,008
Apollo Residential Mortgage Inc REIT	20,199	450,236
Ares Commercial Real Estate Corp REIT	5,619	95,073
Argo Group International Holdings Ltd (Bermuda)	18,955	784,358
Arlington Asset Investment Corp ‘A’	10,301	265,869
ARMOUR Residential REIT Inc	270,956	1,769,343
Arrow Financial Corp	7,124	175,535
Arthur J. Gallagher & Co	77,100	3,185,001
Artio Global Investors Inc	23,259	63,264
Ashford Hospitality Trust Inc REIT	38,556	476,552
Aspen Insurance Holdings Ltd (Bermuda)	152,880	5,898,110
Asset Acceptance Capital Corp *	11,437	77,085
Associated Estates Realty Corp REIT	20,168	375,932
Assurant Inc	18,800	846,188
Asta Funding Inc	7,307	70,147
Astoria Financial Corp	63,266	623,803
AV Homes Inc *	7,169	95,563
Baldwin & Lyons Inc ‘B’	7,066	168,100
BancFirst Corp	4,714	196,574
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Multi-National)	20,525	507,789
BancorpSouth Inc	68,598	1,118,147
Bank Mutual Corp	33,888	187,401
Bank of Kentucky Financial Corp	4,336	118,936
Bank of Marin Bancorp	3,909	156,712
Bank of the Ozarks Inc	5,826	258,383
BankFinancial Corp	15,206	123,017
Banner Corp	13,947	443,933
Bar Harbor Bankshares	2,813	102,815
BBCN Bancorp Inc	56,596	739,144
Beneficial Mutual Bancorp Inc *	20,656	212,757
Berkshire Bancorp Inc	3,351	27,981
Berkshire Hills Bancorp Inc	17,968	458,903

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
BlackRock Kelso Capital Corp	52,583	$525,830
BofI Holding Inc *	7,575	271,791
Boston Private Financial Holdings Inc	56,728	560,473
Bridge Bancorp Inc	6,247	134,373
Bridge Capital Holdings *	4,897	74,630
Brookline Bancorp Inc	50,788	464,202
Bryn Mawr Bank Corp	8,351	194,411
BSB Bancorp Inc *	5,735	79,200
C&F Financial Corp	2,302	94,267
Calamos Asset Management Inc ‘A’	14,188	166,993
California First National Bancorp	1,749	30,240
Camden National Corp	5,626	186,108
Campus Crest Communities Inc REIT	45,828	637,009
Cape Bancorp Inc	8,020	73,463
Capital Bank Financial Corp ‘A’ *	6,912	118,610
Capital City Bank Group Inc *	8,588	106,062
Capital Southwest Corp	2,183	251,045
CapLease Inc REIT	54,451	346,853
Capstead Mortgage Corp REIT	71,413	915,515
Cardinal Financial Corp	21,192	385,271
Cascade Bancorp *	4,307	29,115
Cash America International Inc	12,446	653,042
Cathay General Bancorp	57,070	1,148,248
Cedar Realty Trust Inc REIT	43,507	265,828
Center Bancorp Inc	8,880	110,378
Centerstate Banks Inc	21,797	187,018
Central Pacific Financial Corp *	15,733	247,008
Century Bancorp Inc ‘A’	2,488	84,368
Charter Financial Corp	4,940	63,183
Chatham Lodging Trust REIT	12,384	218,082
Chemical Financial Corp	197,727	5,216,038
Chesapeake Lodging Trust REIT	35,064	804,368
CIFC Corp *	4,789	39,413
Citizens & Northern Corp	8,905	173,648
Citizens Inc *	28,223	236,791
Citizens Republic Bancorp Inc *	29,062	655,348
City Holding Co	11,365	452,213
Clifton Savings Bancorp Inc	5,667	70,611
CNB Financial Corp	9,137	155,786
CNO Financial Group Inc	145,618	1,667,326
CoBiz Financial Inc	25,557	206,501
Colonial Properties Trust REIT	63,648	1,439,081
Colony Financial Inc REIT	46,591	1,034,320
Columbia Banking System Inc	28,884	634,870
Community Bank System Inc	28,672	849,551
Community Trust Bancorp Inc	10,223	347,889
ConnectOne Bancorp Inc *	1,138	35,563
Consolidated-Tomoka Land Co	3,060	120,105
Coresite Realty Corp REIT	7,496	262,210
Cousins Properties Inc REIT	66,429	710,126
Cowen Group Inc ‘A’ *	63,495	179,056
Crawford & Co ‘B’	18,986	144,104
Crescent Financial Bancshares Inc *	2,466	9,716
CreXus Investment Corp REIT	48,509	631,587
CubeSmart REIT	96,528	1,525,142
CVB Financial Corp	64,199	723,523
CyrusOne Inc REIT	10,687	244,091
CYS Investments Inc REIT	126,947	1,490,358
DCT Industrial Trust Inc REIT	197,925	1,464,645
DFC Global Corp *	6,934	115,382
DiamondRock Hospitality Co REIT	136,162	1,267,668
Dime Community Bancshares Inc	22,790	327,264
Donegal Group Inc ‘A’	5,933	90,597
Doral Financial Corp *	95,726	67,458
Duff & Phelps Corp ‘A’	16,611	257,637
DuPont Fabros Technology Inc REIT	23,524	570,927
Dynex Capital Inc REIT	38,825	414,651
Eagle Bancorp Inc *	13,253	290,108
Eastern Insurance Holdings Inc	5,269	98,846
EastGroup Properties Inc REIT	1,282	74,612

	Shares	Value
Education Realty Trust Inc REIT	81,881	$862,207
EMC Insurance Group Inc	3,712	97,737
Encore Capital Group Inc *	3,118	93,852
Enstar Group Ltd * (Bermuda)	6,141	763,265
Enterprise Bancorp Inc	4,502	76,309
Enterprise Financial Services Corp	12,935	185,488
EPR Properties REIT	33,829	1,760,799
Equity One Inc REIT	39,704	951,705
ESB Financial Corp	7,504	102,730
ESSA Bancorp Inc	7,044	76,357
EverBank Financial Corp	16,364	252,006
Evercore Partners Inc ‘A’	18,919	787,030
Excel Trust Inc REIT	31,981	436,541
Ezcorp Inc ‘A’ *	10,907	232,319
F.N.B. Corp	101,470	1,227,787
Farmers National Banc Corp	14,002	88,353
FBL Financial Group Inc ‘A’	7,006	272,253
FBR & Co *	6,851	129,689
Federal Agricultural Mortgage Corp ‘C’	7,201	221,719
FelCor Lodging Trust Inc REIT *	36,334	216,187
Fidelity Southern Corp *	7,143	82,145
Fidus Investment Corp	9,919	189,949
Fifth Street Finance Corp	76,676	844,970
Financial Institutions Inc	10,144	202,474
First American Financial Corp	70,414	1,800,486
First Bancorp NC	12,760	172,132
First BanCorp PR *	51,503	320,864
First Busey Corp	54,612	249,577
First California Financial Group Inc *	16,320	139,046
First Commonwealth Financial Corp	72,650	541,969
First Community Bancshares Inc	12,910	204,624
First Connecticut Bancorp Inc	12,721	187,380
First Defiance Financial Corp	7,106	165,712
First Federal Bancshares of Arkansas Inc *	1,669	16,690
First Financial Bancorp	42,659	684,677
First Financial Bankshares Inc	22,895	1,112,697
First Financial Corp	8,172	257,336
First Financial Holdings Inc	12,061	252,799
First Financial Northwest Inc *	11,523	89,995
First Industrial Realty Trust Inc REIT	77,483	1,327,284
First Interstate Bancsystem Inc	11,646	219,061
First Merchants Corp	20,779	321,451
First Midwest Bancorp Inc	54,307	721,197
First Pactrust Bancorp Inc	7,863	89,638
First Potomac Realty Trust REIT	36,785	545,522
FirstMerit Corp	79,658	1,316,747
Flushing Financial Corp	22,575	382,421
FNB United Corp *	1,758	17,158
Forestar Group Inc *	25,114	548,992
Fortegra Financial Corp *	5,030	44,063
Fox Chase Bancorp Inc	9,287	156,857
Franklin Financial Corp	9,551	174,306
Franklin Street Properties Corp REIT	52,647	769,699
FXCM Inc ‘A’	17,331	237,088
Gain Capital Holdings Inc	11,107	49,537
German American Bancorp Inc	9,274	213,395
Getty Realty Corp REIT	18,578	375,461
GFI Group Inc	50,610	169,037
Glacier Bancorp Inc	52,248	991,667
Gladstone Capital Corp	15,595	143,474
Gladstone Commercial Corp REIT	7,522	146,453
Gladstone Investment Corp	19,189	140,272
Glimcher Realty Trust REIT	10,158	117,833
Global Indemnity PLC * (Ireland)	7,686	178,315
Golub Capital BDC Inc	13,504	222,951
Government Properties Income Trust REIT	31,074	799,534
Gramercy Capital Corp REIT *	33,320	173,597
Great Southern Bancorp Inc	7,437	181,388
Greenlight Capital Re Ltd ‘A’ * (Cayman)	15,092	368,999
GSV Capital Corp *	14,219	117,449

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Guaranty Bancorp *	55,505	$116,561
Gyrodyne Co of America Inc REIT	24	1,764
Hallmark Financial Services Inc *	10,251	92,259
Hancock Holding Co	55,308	1,710,123
Hanmi Financial Corp *	23,021	368,336
Harris & Harris Group Inc *	23,110	83,196
HCC Insurance Holdings Inc	67,900	2,853,837
Health Insurance Innovations Inc ‘A’ *	2,970	44,817
Healthcare Realty Trust Inc REIT	63,119	1,791,948
Heartland Financial USA Inc	10,645	268,999
Hercules Technology Growth Capital Inc	44,210	541,573
Heritage Commerce Corp *	15,429	103,837
Heritage Financial Corp	11,263	163,314
Heritage Financial Group Inc	5,091	73,718
Heritage Oaks Bancorp *	14,989	85,437
Hersha Hospitality Trust REIT	124,835	729,036
HFF Inc ‘A’	3,523	70,213
Highwoods Properties Inc REIT	10,510	415,881
Hilltop Holdings Inc *	29,210	394,043
Hingham Institution for Savings	808	56,318
Home Bancorp Inc *	4,870	90,631
Home BancShares Inc	16,032	603,925
Home Federal Bancorp Inc	10,610	135,808
Home Loan Servicing Solutions Ltd (Cayman)	38,417	896,269
Homeowners Choice Inc	5,142	140,120
HomeStreet Inc *	6,332	141,457
HomeTrust Bancshares Inc *	15,380	243,004
Horace Mann Educators Corp	29,046	605,609
Horizon Bancorp	4,789	96,786
Horizon Technology Finance Corp	5,621	82,123
Hudson Pacific Properties Inc REIT	31,028	674,859
Hudson Valley Holding Corp	11,351	169,243
IBERIABANK Corp	21,386	1,069,728
ICG Group Inc *	24,776	309,204
Independence Holding Co	5,744	58,474
Independent Bank Corp	16,164	526,785
Infinity Property & Casualty Corp	8,745	491,469
Inland Real Estate Corp REIT	30,451	307,251
International Bancshares Corp	38,784	806,707
INTL FCStone Inc *	9,971	173,595
Invesco Mortgage Capital Inc REIT	96,712	2,068,670
Investment Technology Group Inc *	28,235	311,714
Investors Bancorp Inc	26,576	499,097
Investors Real Estate Trust REIT	65,708	648,538
Investors Title Co	996	68,794
iStar Financial Inc REIT *	61,008	664,377
JAVELIN Mortgage Investment Corp	4,073	80,034
JMP Group Inc	11,707	80,895
Kansas City Life Insurance Co	2,949	115,394
KCAP Financial Inc	18,568	199,977
Kearny Financial Corp	11,012	112,322
Kennedy-Wilson Holdings Inc	35,377	548,697
Kite Realty Group Trust REIT	47,564	320,581
Knight Capital Group Inc ‘A’ *	131,679	489,846
Lakeland Bancorp Inc	21,704	213,784
Lakeland Financial Corp	11,916	318,038
LaSalle Hotel Properties REIT	69,174	1,755,636
Lexington Realty Trust REIT	110,096	1,299,133
LTC Properties Inc REIT	17,145	698,316
Maiden Holdings Ltd (Bermuda)	37,259	394,573
Main Street Capital Corp	20,494	657,652
MainSource Financial Group Inc	14,653	205,728
Manning & Napier Inc	9,960	164,738
Marlin Business Services Corp	5,902	136,867
MB Financial Inc	39,634	957,954
MCG Capital Corp	53,358	255,051
Meadowbrook Insurance Group Inc	34,943	246,348
Medallion Financial Corp	13,021	172,138
Medical Properties Trust Inc REIT	108,182	1,735,239

	Shares	Value
Medley Capital Corp	21,024	$333,230
Mercantile Bank Corp	6,207	103,719
Merchants Bancshares Inc	3,777	113,820
Meridian Interstate Bancorp Inc *	5,592	104,850
Metro Bancorp Inc *	10,266	169,800
MetroCorp Bancshares Inc *	11,486	115,894
MGIC Investment Corp *	225,453	1,115,992
MicroFinancial Inc	3,891	32,801
Middleburg Financial Corp	3,884	75,388
MidSouth Bancorp Inc	6,262	101,820
MidWestOne Financial Group Inc	4,890	116,431
Monmouth Real Estate Investment Corp ‘A’ REIT	15,970	178,066
Montpelier Re Holdings Ltd (Bermuda)	237,090	6,176,195
MVC Capital Inc	17,440	223,755
NASB Financial Inc *	3,079	64,813
National Bank Holdings Corp ‘A’	5,298	96,953
National Bankshares Inc	5,147	179,785
National Financial Partners Corp *	29,530	662,358
National Interstate Corp	4,921	147,532
National Penn Bancshares Inc	89,708	958,979
National Western Life Insurance Co ‘A’	1,546	272,096
NBT Bancorp Inc	31,738	702,997
Nelnet Inc ‘A’	17,320	585,416
New Mountain Finance Corp	17,865	261,186
New York Mortgage Trust Inc REIT	35,949	271,055
NewStar Financial Inc *	18,969	250,960
NGP Capital Resources Co	16,079	114,322
Nicholas Financial Inc (Canada)	7,222	106,163
Northfield Bancorp Inc	15,039	170,843
Northrim BanCorp Inc	4,699	105,587
NorthStar Realty Finance Corp REIT	140,271	1,329,769
Northwest Bancshares Inc	70,866	899,290
OceanFirst Financial Corp	10,448	150,660
Ocwen Financial Corp *	73,172	2,774,682
OFS Capital Corp	3,932	55,048
Old National Bancorp	73,690	1,013,238
Old Republic International Corp	493,000	6,266,030
OmniAmerican Bancorp Inc *	8,042	203,302
One Liberty Properties Inc REIT	8,305	180,385
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	17,200	232,544
Oppenheimer Holdings Inc ‘A’	7,482	145,675
Oriental Financial Group Inc	231,315	3,587,696
Oritani Financial Corp	21,514	333,252
Pacific Continental Corp	13,238	147,868
Pacific Mercantile Bancorp *	8,135	47,590
PacWest Bancorp	22,049	641,846
Park National Corp	8,246	575,488
Park Sterling Corp *	32,248	181,879
Parkway Properties Inc REIT	19,001	352,469
Peapack Gladstone Financial Corp	6,519	97,198
Pebblebrook Hotel Trust REIT	43,888	1,131,872
PennantPark Investment Corp	47,916	540,972
Penns Woods Bancorp Inc	2,581	105,744
Pennsylvania REIT	40,491	785,121
PennyMac Mortgage Investment Trust REIT	44,599	1,154,668
Peoples Bancorp Inc	7,849	175,739
Peoples Federal Bancshares Inc	4,251	81,194
PHH Corp *	40,972	899,745
PICO Holdings Inc *	16,588	368,254
Pinnacle Financial Partners Inc *	25,061	585,425
Piper Jaffray Cos *	11,053	379,118
Platinum Underwriters Holdings Ltd (Bermuda)	24,025	1,340,835
Potlatch Corp REIT	10,874	498,682
Preferred Bank *	8,476	133,751
Primerica Inc	32,059	1,050,894
PrivateBancorp Inc	46,703	883,154
Prospect Capital Corp	145,560	1,588,060

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Prosperity Bancshares Inc	34,472	$1,633,628
Protective Life Corp	395,900	14,173,220
Provident Financial Holdings Inc	7,060	120,091
Provident Financial Services Inc	43,661	666,703
Provident New York Bancorp	28,908	262,196
PS Business Parks Inc REIT	2,192	172,993
Pzena Investment Management Inc ‘A’	3,055	19,858
Radian Group Inc	124,461	1,332,977
RAIT Financial Trust REIT	43,700	348,289
Ramco-Gershenson Properties Trust REIT	42,776	718,637
Redwood Trust Inc REIT	57,118	1,323,995
Renasant Corp	18,351	410,695
Republic Bancorp Inc ‘A’	7,254	164,231
Resource America Inc ‘A’	9,173	91,363
Resource Capital Corp REIT	77,881	514,793
Retail Opportunity Investments Corp REIT	41,489	581,261
RLI Corp	31,696	2,277,358
RLJ Lodging Trust REIT	88,251	2,008,593
Rockville Financial Inc	20,763	269,088
Roma Financial Corp	5,526	88,748
Rouse Properties Inc REIT	15,847	286,831
Ryman Hospitality Properties REIT	7,843	358,817
S&T Bancorp Inc	21,141	391,954
S.Y. Bancorp Inc	8,893	200,093
Sabra Health Care REIT Inc	26,811	777,787
Safeguard Scientifics Inc *	15,148	239,338
Safety Insurance Group Inc	9,570	470,366
Sandy Spring Bancorp Inc	17,590	353,559
SCBT Financial Corp	12,084	609,034
Seacoast Banking Corp of Florida *	54,450	113,801
Select Income REIT	8,331	220,355
Selective Insurance Group Inc	40,346	968,707
SI Financial Group Inc	7,515	90,856
Sierra Bancorp	8,873	116,680
Silver Bay Realty Trust Corp REIT	29,217	604,792
Simmons First National Corp ‘A’	12,454	315,335
Simplicity Bancorp Inc	5,898	88,647
Solar Capital Ltd	32,675	767,536
Solar Senior Capital Ltd	8,461	162,451
Southside Bancshares Inc	12,545	263,570
Southwest Bancorp Inc *	14,137	177,561
Sovran Self Storage Inc REIT	1,956	126,142
Spirit Realty Capital Inc REIT	19,496	370,424
STAG Industrial Inc REIT	26,367	560,826
StanCorp Financial Group Inc	136,100	5,819,636
Starwood Property Trust Inc REIT	98,015	2,720,896
State Auto Financial Corp	9,575	166,797
State Bank Financial Corp	22,944	375,593
StellarOne Corp	16,764	270,739
Stellus Capital Investment Corp	5,284	78,309
Sterling Bancorp	22,734	230,977
Sterling Financial Corp	19,445	421,762
Stewart Information Services Corp	14,529	370,054
Stifel Financial Corp *	25,282	876,527
Strategic Hotels & Resorts Inc REIT *	20,164	168,369
Suffolk Bancorp *	7,197	102,485
Summit Hotel Properties Inc REIT	40,553	424,590
Sun Bancorp Inc *	29,294	99,893
Sunstone Hotel Investors Inc REIT *	117,323	1,444,246
Susquehanna Bancshares Inc	136,288	1,694,060
SWS Group Inc *	21,248	128,550
Symetra Financial Corp	56,119	752,556
Taylor Capital Group Inc *	11,796	188,618
TCP Capital Corp	4,384	69,969
Terreno Realty Corp REIT	13,364	240,285
Territorial Bancorp Inc	7,935	188,694
Texas Capital Bancshares Inc *	3,741	151,323
The Bancorp Inc *	23,592	326,749
The First Bancorp Inc	6,558	118,110
The First Marblehead Corp *	44,270	44,713

	Shares	Value
The First of Long Island Corp	5,586	$165,625
The Geo Group Inc REIT	51,470	1,936,301
The Hanover Insurance Group Inc	122,270	6,074,374
The Navigators Group Inc *	4,372	256,855
The Phoenix Cos Inc *	4,248	130,711
THL Credit Inc	11,245	168,450
Thomas Properties Group Inc	23,499	120,550
TICC Capital Corp	37,901	376,736
Tompkins Financial Corp	8,108	342,806
Tower Group International Ltd (Bermuda)	13,644	251,732
TowneBank	19,203	287,469
Tree.com Inc	1,836	33,948
Triangle Capital Corp	19,919	557,533
TriCo Bancshares	11,699	200,053
TrustCo Bank Corp NY	587,138	3,276,230
Trustmark Corp	48,745	1,219,112
Two Harbors Investment Corp REIT	257,641	3,248,853
UMB Financial Corp	23,463	1,151,329
UMH Properties Inc REIT	7,818	80,291
Umpqua Holdings Corp	81,177	1,076,407
Union First Market Bankshares Corp	14,778	289,058
United Bankshares Inc	20,808	553,701
United Community Banks Inc *	30,357	344,248
United Financial Bancorp Inc	14,480	220,096
United Fire Group Inc	14,881	379,019
Universal Health Realty Income Trust REIT	3,270	188,712
Universal Insurance Holdings Inc	14,026	68,026
Univest Corp of Pennsylvania	12,325	214,702
Urstadt Biddle Properties Inc ‘A’ REIT	4,244	92,349
Validus Holdings Ltd (Bermuda)	143,400	5,358,858
ViewPoint Financial Group Inc	24,340	489,477
Virginia Commerce Bancorp Inc *	19,560	274,818
Virtus Investment Partners Inc *	2,092	389,698
Walker & Dunlop Inc *	8,319	149,492
Walter Investment Management Corp *	25,920	965,520
Washington Banking Co	11,241	156,700
Washington REIT	32,761	912,066
Washington Trust Bancorp Inc	10,487	287,134
Waterstone Financial Inc *	5,392	44,592
Webster Financial Corp	52,317	1,269,210
WesBanco Inc	18,555	444,392
West Bancorp Inc	11,513	127,794
West Coast Bancorp	14,212	345,067
Westamerica Bancorp	9,149	414,724
Western Alliance Bancorp *	52,889	731,984
Western Asset Mortgage Capital Corp REIT	13,482	313,322
Westfield Financial Inc	16,047	124,846
WhiteHorse Finance Inc	3,803	60,201
Whitestone REIT	9,712	147,040
Wilshire Bancorp Inc *	45,000	305,100
Winthrop Realty Trust REIT	20,986	264,004
Wintrust Financial Corp	26,301	974,189
WSFS Financial Corp	5,532	269,076
ZAIS Financial Corp REIT *	2,994	61,766

		260,509,579

Health Care - 3.8%

Affymetrix Inc *	51,237	241,839
Agenus Inc *	7,086	27,565
Almost Family Inc	5,917	120,884
Alphatec Holdings Inc *	39,696	83,759
AMAG Pharmaceuticals Inc *	3,203	76,392
Amedisys Inc *	21,790	242,305
AMN Healthcare Services Inc *	14,477	229,171
AmSurg Corp *	15,348	516,307
AngioDynamics Inc *	17,626	201,465
Arena Pharmaceuticals Inc *	18,128	148,831
ArthroCare Corp *	3,463	120,374
Assisted Living Concepts Inc ‘A’	14,055	167,114
Astex Pharmaceuticals Inc *	67,570	301,362

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
AVANIR Pharmaceuticals Inc ‘A’ *	8,119	$22,246
AVEO Pharmaceuticals Inc *	2,572	18,904
BioScrip Inc *	23,042	292,864
Cambrex Corp *	10,413	133,182
Capital Senior Living Corp *	2,782	73,528
Cerus Corp *	5,209	23,024
Chindex International Inc *	8,415	115,622
Codexis Inc *	18,729	44,762
CONMED Corp	20,434	695,982
Cornerstone Therapeutics Inc *	6,087	43,035
Cross Country Healthcare Inc *	19,592	104,034
CryoLife Inc	19,734	118,601
Cumberland Pharmaceuticals Inc *	3,641	18,132
Curis Inc *	12,980	42,574
Cynosure Inc ‘A’ *	4,528	118,498
Cytori Therapeutics Inc *	9,112	22,871
Derma Sciences Inc *	8,037	97,087
Durata Therapeutics Inc *	984	8,856
Dynavax Technologies Corp *	16,484	36,594
Emergent Biosolutions Inc *	14,880	208,022
Enzon Pharmaceuticals Inc	28,162	107,016
Exactech Inc *	4,809	99,498
ExamWorks Group Inc *	16,975	294,007
Five Star Quality Care Inc *	30,730	205,584
Gentiva Health Services Inc *	22,016	238,213
Geron Corp *	97,410	104,229
Globus Medical Inc ‘A’ *	2,008	29,477
Greatbatch Inc *	17,066	509,761
Greenway Medical Technologies Inc *	1,217	19,350
GTx Inc *	3,397	14,098
Hanger Inc *	24,680	778,160
Harvard Bioscience Inc *	16,982	95,948
HealthSouth Corp *	10,819	285,297
Healthways Inc *	24,180	296,205
Hi-Tech Pharmacal Co Inc	4,753	157,372
Hill-Rom Holdings Inc	151,900	5,349,918
Horizon Pharma Inc *	13,050	35,366
Hyperion Therapeutics Inc *	574	14,821
ICU Medical Inc *	801	47,219
Idenix Pharmaceuticals Inc *	7,505	26,718
ImmunoGen Inc *	13,447	215,959
Integra LifeSciences Holdings Corp *	6,018	234,762
Intercept Pharmaceuticals Inc *	650	24,310
InterMune Inc *	26,063	235,870
Invacare Corp	23,018	300,385
KaloBios Pharmaceuticals Inc *	1,096	6,576
Kindred Healthcare Inc *	38,189	402,130
KYTHERA Biopharmaceuticals Inc *	676	16,467
Lannett Co Inc *	11,631	117,589
Lexicon Pharmaceuticals Inc *	87,620	191,012
LHC Group Inc *	10,153	218,188
LipoScience Inc *	1,034	10,867
Magellan Health Services Inc *	18,714	890,225
Maxygen Inc	18,978	45,737
MedAssets Inc *	28,055	540,059
Merge Healthcare Inc *	10,011	28,932
Merit Medical Systems Inc *	28,694	351,788
Molina Healthcare Inc *	19,927	615,146
Momenta Pharmaceuticals Inc *	20,769	277,058
National Healthcare Corp	7,622	348,478
Natus Medical Inc *	8,375	112,560
Nektar Therapeutics *	24,141	265,551
NPS Pharmaceuticals Inc *	20,832	212,278
NuVasive Inc *	23,451	499,741
Omnicell Inc *	21,440	404,787
Orthofix International NV * (Netherlands)	2,695	96,670
Owens & Minor Inc	6,676	217,371
Pacific Biosciences of California Inc *	26,347	65,604
Palomar Medical Technologies Inc *	14,047	189,494
PDI Inc *	6,714	39,613

	Shares	Value
PDL BioPharma Inc	14,067	$102,830
PharMerica Corp *	21,226	297,164
PhotoMedex Inc *	1,270	20,434
Regulus Therapeutics Inc *	1,726	13,377
Repligen Corp *	2,291	15,831
Rigel Pharmaceuticals Inc *	11,608	78,818
Rochester Medical Corp *	1,061	15,512
Rockwell Medical Technologies Inc *	875	3,465
RTI Biologics Inc *	37,858	149,161
Select Medical Holdings Corp	25,281	227,529
Sequenom Inc *	19,762	82,012
Skilled Healthcare Group Inc ‘A’ *	578	3,797
Solta Medical Inc *	49,058	107,928
STERIS Corp	164,160	6,830,698
Supernus Pharmaceuticals Inc *	3,204	18,006
SurModics Inc *	7,194	196,036
Symmetry Medical Inc *	18,279	209,295
Targacept Inc *	19,442	83,212
Teleflex Inc	72,000	6,084,720
TESARO Inc *	684	15,021
The Ensign Group Inc	4,795	160,153
The Providence Service Corp *	7,110	131,464
Tornier NV * (Netherlands)	3,477	65,541
Transcept Pharmaceuticals Inc *	8,387	40,174
Triple-S Management Corp ‘B’ *	13,865	241,528
Universal American Corp	27,107	225,801
Vanguard Health Systems Inc *	3,047	45,309
Vical Inc *	4,554	18,125
ViroPharma Inc *	47,721	1,200,660
Vocera Communications Inc *	2,985	68,655
WellCare Health Plans Inc *	16,154	936,286
West Pharmaceutical Services Inc	8,888	577,187
Wright Medical Group Inc *	29,224	695,823
XenoPort Inc *	4,453	31,839
XOMA Corp *	6,592	23,006
Zeltiq Aesthetics Inc *	7,417	28,333

		39,643,980

Industrials - 24.3%

A.O. Smith Corp	30,953	2,277,212
AAR Corp	438,896	8,071,297
ABM Industries Inc	38,883	864,758
ACCO Brands Corp *	44,598	297,915
Accuride Corp *	33,881	182,619
Aceto Corp	14,856	164,456
Actuant Corp ‘A’	42,530	1,302,269
Aegion Corp *	24,422	565,369
Aerovironment Inc *	5,075	92,010
Air Transport Services Group Inc *	38,729	225,790
Aircastle Ltd (Bermuda)	40,060	548,021
Alamo Group Inc	5,006	191,479
Alaska Air Group Inc *	2,808	179,600
Albany International Corp ‘A’	19,966	577,017
Altra Holdings Inc	8,840	240,625
AMERCO	6,279	1,089,658
Ameresco Inc ‘A’ *	3,445	25,493
American Railcar Industries Inc	6,843	319,842
American Science & Engineering Inc	4,956	302,266
American Superconductor Corp *	25,015	66,540
American Woodmark Corp *	5,873	199,858
Ampco-Pittsburgh Corp	6,265	118,471
API Technologies Corp *	23,332	57,863
Apogee Enterprises Inc	311,657	9,022,470
Applied Industrial Technologies Inc	58,556	2,635,020
ARC Document Solutions Inc *	21,738	64,779
Argan Inc	5,694	84,898
Arkansas Best Corp	18,468	215,706
Astec Industries Inc	185,902	6,493,557
AT Cross Co ‘A’ *	457	6,293
Atlas Air Worldwide Holdings Inc *	19,094	778,271

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Barnes Group Inc	39,319	$1,137,499
Belden Inc	3,620	186,973
BlueLinx Holdings Inc *	19,501	55,578
Brady Corp ‘A’	176,155	5,906,477
Briggs & Stratton Corp	301,467	7,476,382
CAI International Inc *	6,299	181,537
Carlisle Cos Inc	124,000	8,405,960
Cascade Corp	6,290	408,724
Casella Waste Systems Inc ‘A’ *	25,437	111,160
CBIZ Inc *	27,169	173,338
CDI Corp	8,218	141,350
Ceco Environmental Corp	915	11,831
Cenveo Inc *	38,628	83,050
CIRCOR International Inc	69,633	2,959,402
Columbus McKinnon Corp *	14,001	269,519
Comfort Systems USA Inc	19,234	271,007
Compx International Inc	782	9,908
Consolidated Graphics Inc *	5,418	211,844
Courier Corp	6,968	100,409
CRA International Inc *	7,426	166,120
Cubic Corp	5,335	227,911
Curtiss-Wright Corp	33,940	1,177,718
Deluxe Corp	12,203	505,204
DigitalGlobe Inc *	19,976	577,506
Douglas Dynamics Inc	16,044	221,728
Dycom Industries Inc *	3,202	63,047
Dynamic Materials Corp	6,140	106,836
Edgen Group Inc *	7,891	57,052
EMCOR Group Inc	203,321	8,618,777
Encore Wire Corp	11,918	417,368
Energy Recovery Inc *	32,276	119,421
EnergySolutions Inc *	41,723	156,461
EnerNOC Inc *	11,576	201,075
EnerSys *	30,472	1,388,914
Ennis Inc	18,807	283,421
Enphase Energy Inc *	1,301	8,066
EnPro Industries Inc *	172,020	8,802,263
ESCO Technologies Inc	13,153	537,432
Esterline Technologies Corp *	22,162	1,677,663
Federal Signal Corp *	40,663	330,997
Flow International Corp *	27,663	108,162
Franklin Covey Co *	3,008	43,706
Franklin Electric Co Inc	141,723	4,757,641
FreightCar America Inc	8,563	186,845
FTI Consulting Inc *	30,348	1,142,906
FuelCell Energy Inc *	81,022	76,469
Furmanite Corp *	27,043	180,918
G&K Services Inc ‘A’	13,650	621,211
Gardner Denver Inc	20,000	1,502,200
Genco Shipping & Trading Ltd *	21,960	63,245
GenCorp Inc *	8,918	118,609
Generac Holdings Inc	9,741	344,247
General Cable Corp *	52,100	1,908,423
Genesee & Wyoming Inc ‘A’ *	74,000	6,890,140
Gibraltar Industries Inc *	502,049	9,162,394
Global Power Equipment Group Inc	12,441	219,210
GP Strategies Corp *	1,001	23,884
Granite Construction Inc	348,033	11,081,371
Great Lakes Dredge & Dock Co	38,383	258,318
Griffon Corp	33,026	393,670
H&E Equipment Services Inc	9,275	189,210
Hardinge Inc	8,435	114,969
Hawaiian Holdings Inc *	17,180	98,957
Heartland Express Inc	7,910	105,519
Heidrick & Struggles International Inc	13,021	194,664
Hill International Inc *	15,402	46,052
HNI Corp	1,762	62,533
Houston Wire & Cable Co	8,223	106,488
Hudson Global Inc *	24,454	96,349
Hurco Cos Inc *	4,600	125,258

	Shares	Value
Hyster-Yale Materials Handling Inc	7,973	$455,179
ICF International Inc *	14,407	391,870
II-VI Inc *	5,702	97,162
Insperity Inc	130,000	3,688,100
Insteel Industries Inc	12,121	197,815
International Shipholding Corp	3,805	69,251
Intersections Inc	2,390	22,490
JetBlue Airways Corp *	169,349	1,168,508
Kadant Inc *	8,438	210,950
Kaydon Corp	195,911	5,011,403
Kelly Services Inc ‘A’	19,319	360,879
Kennametal Inc	135,980	5,308,659
Kforce Inc	1,826	29,892
Kimball International Inc ‘B’	23,696	214,686
Knoll Inc	10,508	190,510
Korn/Ferry International *	34,635	618,581
Kratos Defense & Security Solutions Inc *	28,439	143,048
Layne Christensen Co *	14,303	305,798
LB Foster Co ‘A’	6,591	291,915
Lincoln Electric Holdings Inc	181,980	9,859,676
LMI Aerospace Inc *	5,699	118,482
LSI Industries Inc	14,035	97,964
Lydall Inc *	12,339	189,404
Marten Transport Ltd	11,194	225,335
McGrath RentCorp	146,608	4,559,509
Meritor Inc *	53,492	253,017
Met-Pro Corp	10,009	103,393
Metalico Inc *	28,737	46,554
Michael Baker Corp	6,210	152,145
Miller Industries Inc	7,967	127,870
Mine Safety Appliances Co	146,200	7,254,444
Mobile Mini Inc *	27,672	814,387
Moog Inc ‘A’ *	29,007	1,329,391
Mueller Industries Inc	138,645	7,388,392
Mueller Water Products Inc ‘A’	39,656	235,160
Multi-Color Corp	9,129	235,437
MYR Group Inc *	6,638	163,029
National Presto Industries Inc	3,098	249,389
Navigant Consulting Inc *	37,426	491,778
NCI Building Systems Inc *	13,111	227,738
NL Industries Inc	4,907	60,994
NN Inc *	12,184	115,261
Nordson Corp	32,000	2,110,400
Northwest Pipe Co *	6,716	187,914
Orbital Sciences Corp *	42,695	712,580
Orion Marine Group Inc *	19,689	195,709
Pacer International Inc *	22,636	113,859
Park-Ohio Holdings Corp *	367	12,159
Patriot Transportation Holding Inc *	4,528	125,969
Pendrell Corp *	114,458	190,000
Pentair Ltd (Switzerland)	94,800	5,000,700
Performant Financial Corp *	2,850	34,998
PGT Inc *	7,596	52,185
Pike Electric Corp	12,486	177,676
PMFG Inc *	15,272	94,228
Powell Industries Inc *	106,228	5,584,406
Preformed Line Products Co	1,521	106,424
Primoris Services Corp	15,807	349,493
Quad/Graphics Inc	18,175	435,109
Quality Distribution Inc *	9,798	82,401
Quanex Building Products Corp	26,652	429,097
Rand Logistics Inc *	11,981	73,384
Republic Airways Holdings Inc *	15,707	181,259
Resources Connection Inc	30,854	391,846
Rexnord Corp *	16,279	345,603
Roadrunner Transportation Systems Inc *	4,933	113,459
RPX Corp *	1,281	18,075
Rush Enterprises Inc ‘A’ *	23,988	578,591
Saia Inc *	9,446	341,662
Schawk Inc	280,295	3,080,442

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
SeaCube Container Leasing Ltd (Bermuda)	6,818	$156,541
SIFCO Industries Inc	1,087	20,012
Simpson Manufacturing Co Inc	166,734	5,103,728
SkyWest Inc	419,117	6,726,828
Solarcity Corp *	4,786	90,360
Standex International Corp	7,041	388,804
Steelcase Inc ‘A’	47,536	700,205
Sterling Construction Co Inc *	10,483	114,160
Swisher Hygiene Inc *	80,837	104,280
Sypris Solutions Inc	2,391	9,994
TAL International Group Inc	10,538	477,477
Teledyne Technologies Inc *	17,331	1,359,444
Tetra Tech Inc *	8,506	259,348
The Dolan Co *	22,046	52,690
The Eastern Co	4,553	79,860
The ExOne Co *	1,399	46,866
The Greenbrier Cos Inc *	16,533	375,464
The KEYW Holding Corp *	10,471	168,897
TMS International Corp ‘A’ *	4,531	59,809
TRC Cos Inc *	1,675	10,804
TriMas Corp *	1,872	60,784
Trinity Industries Inc	232,890	10,556,904
TrueBlue Inc *	7,894	166,879
Tutor Perini Corp *	25,846	498,828
Twin Disc Inc	6,197	155,421
UniFirst Corp	10,478	948,259
United Stationers Inc	27,737	1,072,035
Universal Forest Products Inc	228,845	9,110,319
Universal Truckload Services Inc *	4,017	93,717
US Ecology Inc	4,933	130,971
Viad Corp	14,742	407,764
Vicor Corp *	11,518	57,244
VSE Corp	2,897	72,396
Wabash National Corp *	382,571	3,886,921
WageWorks Inc *	1,988	49,760
Watts Water Technologies Inc ‘A’	108,338	5,199,141
Werner Enterprises Inc	4,478	108,099
Wesco Aircraft Holdings Inc *	9,525	140,208
Willis Lease Finance Corp *	3,459	52,300

		254,500,512

Information Technology - 7.8%

Accelrys Inc *	40,152	391,884
Actuate Corp *	2,222	13,332
Acxiom Corp *	55,577	1,133,771
Advanced Energy Industries Inc *	28,747	526,070
Aeroflex Holding Corp *	14,539	114,277
Agilysys Inc *	10,526	104,628
Alpha & Omega Semiconductor Ltd * (Bermuda)	12,122	107,643
Ambarella Inc * (Cayman)	2,941	46,056
Amkor Technology Inc *	53,397	213,588
ANADIGICS Inc *	59,005	118,010
Anaren Inc *	8,149	158,009
Anixter International Inc	7,953	556,074
Applied Micro Circuits Corp *	47,209	350,291
ARRIS Group Inc *	71,122	1,221,165
Aspen Technology Inc *	3,836	123,864
ATMI Inc *	21,590	484,264
Audience Inc *	3,544	54,046
AVG Technologies NV * (Netherlands)	472	6,570
Aviat Networks Inc *	44,255	149,139
Avid Technology Inc *	21,403	134,197
Aware Inc	1,565	7,246
Axcelis Technologies Inc *	79,245	99,056
AXT Inc *	23,132	68,008
Bankrate Inc *	4,072	48,620
Bazaarvoice Inc *	473	3,462
Bel Fuse Inc ‘B’	7,566	118,105
Benchmark Electronics Inc *	485,959	8,756,981

	Shares	Value
Black Box Corp	11,894	$259,408
Blucora Inc *	24,512	379,446
Bottomline Technologies Inc *	19,367	552,153
Brightcove Inc *	180	1,118
Brooks Automation Inc	48,055	489,200
CACI International Inc ‘A’ *	15,050	870,943
Calix Inc *	18,641	151,924
Ceva Inc *	4,057	63,289
Checkpoint Systems Inc *	29,187	381,182
CIBER Inc *	52,772	248,028
Ciena Corp *	17,588	281,584
Coherent Inc	12,138	688,710
Cohu Inc	362,571	3,393,665
Computer Task Group Inc	2,602	55,657
Comtech Telecommunications Corp	12,143	294,832
Convergys Corp	78,991	1,345,217
CSG Systems International Inc *	10,394	220,249
CTS Corp	24,715	258,025
Cymer Inc *	15,494	1,488,973
Daktronics Inc	19,952	209,496
Dealertrack Technologies Inc *	3,263	95,867
Demand Media Inc *	5,451	47,042
Demandware Inc *	267	6,768
Digi International Inc *	18,509	165,285
Digital River Inc *	26,620	376,407
Diodes Inc *	25,719	539,585
DSP Group Inc *	15,943	128,660
E2open Inc *	891	17,767
EarthLink Inc	76,769	416,088
Ebix Inc	5,144	83,436
Echelon Corp *	12,764	31,144
Electro Rent Corp	12,304	228,116
Electro Scientific Industries Inc	16,523	182,579
Electronics for Imaging Inc *	30,917	784,055
Emulex Corp *	63,152	412,383
Entegris Inc *	99,400	980,084
Entropic Communications Inc *	63,847	259,857
Envivio Inc *	4,455	7,574
EPIQ Systems Inc	20,961	294,083
ePlus Inc	2,862	132,253
Euronet Worldwide Inc *	36,681	966,178
Exa Corp *	1,133	10,786
Exar Corp *	23,353	245,207
Fabrinet * (Cayman)	16,006	233,848
FEI Co	1,665	107,476
Finisar Corp *	66,101	871,872
First Solar Inc *	43,610	1,175,726
FleetMatics Group PLC * (Ireland)	1,784	43,262
FormFactor Inc *	35,556	167,113
Gerber Scientific Inc Escrow Shares * +	12,750	-
Globecomm Systems Inc *	3,874	46,527
Glu Mobile Inc *	3,136	9,345
GSI Group Inc * (Canada)	19,915	169,875
GSI Technology Inc *	14,804	97,558
GT Advanced Technologies Inc *	13,800	45,402
Harmonic Inc *	84,888	491,502
Imation Corp *	23,572	90,045
Immersion Corp *	1,319	15,485
Infinera Corp *	8,443	59,101
Infoblox Inc *	333	7,226
Ingram Micro Inc ‘A’ *	125,000	2,460,000
Inphi Corp *	10,253	107,144
Insight Enterprises Inc *	32,084	661,572
Integrated Device Technology Inc *	102,925	768,850
Integrated Silicon Solution Inc *	19,719	180,823
Intermec Inc *	37,909	372,645
Internap Network Services Corp *	19,031	177,940
International Rectifier Corp *	50,041	1,058,367
Intersil Corp ‘A’	92,270	803,672
Intevac Inc *	16,457	77,677

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
IntraLinks Holdings Inc *	26,269	$167,071
iPass Inc *	3,364	6,661
IXYS Corp	17,721	169,944
j2 Global Inc	5,771	226,281
Kemet Corp *	32,526	203,288
Key Tronic Corp *	6,264	71,785
Keynote Systems Inc	11,271	157,343
Kopin Corp *	48,337	178,847
KVH Industries Inc *	1,585	21,508
Lattice Semiconductor Corp *	85,357	465,196
Limelight Networks Inc *	40,964	84,386
Littelfuse Inc	1,519	103,064
Loral Space & Communications Inc	411	25,433
LTX-Credence Corp *	35,491	214,366
M/A-COM Technology Solutions Holdings Inc *	3,646	58,591
ManTech International Corp ‘A’	16,654	447,493
Marchex Inc ‘B’	16,186	68,143
Market Leader Inc *	2,401	21,513
Mattersight Corp *	338	1,450
Mattson Technology Inc *	42,246	58,299
MaxLinear Inc ‘A’ *	13,032	80,798
Measurement Specialties Inc *	1,252	49,792
MeetMe Inc *	11,663	26,592
MEMC Electronic Materials Inc *	130,265	573,166
Mentor Graphics Corp	31,009	559,712
Mercury Systems Inc *	22,367	164,845
Methode Electronics Inc	26,846	345,776
Millennial Media Inc *	556	3,531
Mindspeed Technologies Inc *	25,835	86,031
MKS Instruments Inc	38,031	1,034,443
ModusLink Global Solutions Inc *	28,274	93,304
MoneyGram International Inc *	11,152	201,851
Monster Worldwide Inc *	87,942	445,866
MoSys Inc *	24,040	113,228
Multi-Fineline Electronix Inc *	150,865	2,327,847
Nanometrics Inc *	16,993	245,209
NeoPhotonics Corp *	13,729	70,155
NETGEAR Inc *	15,177	508,581
Newport Corp *	27,712	468,887
Oclaro Inc *	52,928	66,689
OCZ Technology Group Inc *	49,246	88,643
OmniVision Technologies Inc *	37,916	522,482
Oplink Communications Inc *	13,779	225,976
Park Electrochemical Corp	15,073	381,950
PC Connection Inc	6,500	106,275
PCTEL Inc	13,435	95,389
Peregrine Semiconductor Corp *	3,126	30,541
Perficient Inc *	5,250	61,215
Pericom Semiconductor Corp *	16,994	115,729
Pervasive Software Inc *	8,912	81,723
Photronics Inc *	43,929	293,446
Plantronics Inc	20,499	905,851
Plexus Corp *	14,201	345,226
PLX Technology Inc *	2,482	11,318
Power-One Inc *	48,746	202,296
Progress Software Corp *	41,855	953,457
Proofpoint Inc *	162	2,731
QAD Inc ‘A’	465	5,971
QLogic Corp *	49,767	577,297
Qualys Inc *	1,697	20,941
Quantum Corp *	160,248	205,117
QuickLogic Corp *	4,619	11,363
QuinStreet Inc *	23,808	142,134
Radisys Corp *	16,377	80,575
Rambus Inc *	74,007	415,179
RealD Inc *	4,260	55,380
RealNetworks Inc *	15,544	119,844
RF Micro Devices Inc *	176,711	940,103
Richardson Electronics Ltd	9,218	109,325

	Shares	Value
Rofin-Sinar Technologies Inc *	287,863	$7,798,209
Rogers Corp *	6,788	323,245
Rosetta Stone Inc *	3,850	59,213
Rubicon Technology Inc *	12,254	80,876
Ruckus Wireless Inc *	3,422	71,862
Rudolph Technologies Inc *	23,295	274,415
Sanmina Corp *	59,017	670,433
Sapiens International Corp NV (Netherlands)	10,235	55,678
ScanSource Inc *	19,917	562,058
SeaChange International Inc *	20,723	246,396
ShoreTel Inc *	4,204	15,261
Sigma Designs Inc *	23,626	115,059
Silicon Graphics International Corp *	22,032	302,940
Silicon Image Inc *	9,243	44,921
Sonus Networks Inc *	140,430	363,714
Spansion Inc ‘A’ *	34,829	448,249
SS&C Technologies Holdings Inc *	17,803	533,734
STEC Inc *	26,086	115,300
STR Holdings Inc *	21,621	46,918
SunPower Corp *	15,564	179,609
Super Micro Computer Inc *	2,289	25,843
Supertex Inc	7,510	166,797
support.com Inc *	10,918	45,637
Sykes Enterprises Inc *	28,074	448,061
Symmetricom Inc *	29,836	135,455
Synacor Inc *	484	1,447
SYNNEX Corp *	18,967	701,779
TechTarget Inc *	11,126	54,406
TeleNav Inc *	11,918	76,871
TeleTech Holdings Inc *	15,689	332,764
Tellabs Inc	265,110	554,080
Telular Corp	4,740	47,684
Tessco Technologies Inc	1,975	42,739
Tessera Technologies Inc	37,545	703,969
TiVo Inc *	45,201	560,040
TriQuint Semiconductor Inc *	122,124	616,726
Trulia Inc *	1,578	49,518
TTM Technologies Inc *	38,434	292,098
Ultra Clean Holdings Inc *	20,017	130,111
Unisys Corp *	15,576	354,354
United Online Inc	65,694	396,135
Unwired Planet Inc *	3,210	7,126
ValueClick Inc *	21,755	642,860
VASCO Data Security International Inc *	11,455	96,680
Veeco Instruments Inc *	20,906	801,327
Viasystems Group Inc *	2,737	35,690
Vishay Precision Group Inc *	8,803	129,316
WebMD Health Corp *	36,674	891,912
Westell Technologies Inc ‘A’ *	33,470	67,275
Xoom Corp *	480	10,963
Zygo Corp *	9,510	140,843

		81,645,750

Materials - 6.7%

A. Schulman Inc	183,777	5,800,002
A.M. Castle & Co *	12,089	211,558
AK Steel Holding Corp	82,339	272,542
AMCOL International Corp	1,057	31,911
AptarGroup Inc	22,330	1,280,626
Axiall Corp	9,126	567,272
Berry Plastics Group Inc *	12,606	240,144
Boise Cascade Co *	5,582	189,453
Boise Inc	72,837	630,768
Buckeye Technologies Inc	11,860	355,207
Cabot Corp	109,600	3,748,320
Calgon Carbon Corp *	6,200	112,220
Century Aluminum Co *	37,448	289,848
Chase Corp	4,656	89,954
Chemtura Corp *	21,841	471,984

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Clearwater Paper Corp *	3,409	$179,620
Coeur d’Alene Mines Corp *	38,330	722,904
Ferro Corp *	62,627	422,732
FutureFuel Corp	13,929	169,237
General Moly Inc *	41,942	92,692
Globe Specialty Metals Inc	41,351	575,606
Golden Minerals Co *	23,508	55,949
Golden Star Resources Ltd (XASE) * (Canada)	187,693	300,309
Graphic Packaging Holding Co *	106,245	795,775
H.B. Fuller Co	127,800	4,994,424
Handy & Harman Ltd *	413	6,356
Haynes International Inc	1,583	87,540
Hecla Mining Co	206,677	816,374
Horsehead Holding Corp *	31,775	345,712
Innospec Inc	14,638	648,171
Kaiser Aluminum Corp	13,929	900,510
KapStone Paper & Packaging Corp	29,248	813,094
Kraton Performance Polymers Inc *	23,327	545,852
Landec Corp *	13,934	201,625
Louisiana-Pacific Corp *	99,532	2,149,891
LSB Industries Inc *	5,774	200,820
Materion Corp	13,428	382,698
McEwen Mining Inc *	157,017	449,069
Metals USA Holdings Corp	6,414	132,449
Minerals Technologies Inc	25,655	1,064,939
Neenah Paper Inc	4,584	141,004
Olin Corp	18,279	460,996
Olympic Steel Inc	6,565	156,904
OM Group Inc *	23,430	550,136
PH Glatfelter Co	25,731	601,591
PolyOne Corp	20,969	511,853
Quaker Chemical Corp	6,761	399,034
Reliance Steel & Aluminum Co	123,000	8,753,910
Resolute Forest Products *	58,506	946,627
Revett Minerals Inc * (Canada)	18,616	42,445
RPM International Inc	279,100	8,813,978
RTI International Metals Inc *	21,913	694,423
Schnitzer Steel Industries Inc ‘A’	18,234	486,118
Schweitzer-Mauduit International Inc	5,886	227,965
Sensient Technologies Corp	130,264	5,092,020
Steel Dynamics Inc	415,000	6,586,050
Stepan Co	684	43,160
Stillwater Mining Co *	83,823	1,083,831
SunCoke Energy Inc *	14,841	242,354
Texas Industries Inc *	16,356	1,032,227
Tredegar Corp	17,521	515,818
UFP Technologies Inc *	4,004	78,839
United States Lime & Minerals Inc *	69	3,670
Universal Stainless & Alloy Products Inc *	4,922	178,915
Vista Gold Corp * (Canada)	44,702	96,556
Wausau Paper Corp	1,505	16,224
Worthington Industries Inc	37,856	1,172,779
Zep Inc	9,304	139,653
Zoltek Cos Inc *	19,951	238,414

		70,653,651

Telecommunication Services - 0.2%

Cbeyond Inc *	19,545	145,219
Cincinnati Bell Inc *	92,765	302,414
Consolidated Communications Holdings Inc	11,606	203,685
Fairpoint Communications Inc *	3,190	23,829
Hawaiian Telcom Holdco Inc *	8,174	188,574
IDT Corp ‘B’	1,869	22,540
inContact Inc *	3,134	25,354
Iridium Communications Inc *	31,127	187,385
Leap Wireless International Inc *	29,029	170,981
magicJack VocalTec Ltd * (Israel)	3,161	44,254
Neutral Tandem Inc	20,965	68,556
ORBCOMM Inc *	12,899	67,204

	Shares	Value
Premiere Global Services Inc *	27,937	$307,028
Shenandoah Telecommunications Co	17,627	268,459
USA Mobility Inc	16,089	213,501
Vonage Holdings Corp *	42,083	121,620

		2,360,603

Utilities - 3.2%

ALLETE Inc	27,620	1,353,932
American DG Energy Inc *	2,646	5,557
American States Water Co	12,266	706,154
Artesian Resources Corp ‘A’	5,387	121,046
Atlantic Power Corp (Canada)	78,954	389,243
Avista Corp	42,432	1,162,637
Black Hills Corp	31,908	1,405,228
Cadiz Inc *	578	3,907
California Water Service Group	16,910	336,509
CH Energy Group Inc	10,724	701,242
Chesapeake Utilities Corp	6,955	341,143
Cleco Corp	44,101	2,074,070
Connecticut Water Service Inc	2,788	81,493
Consolidated Water Co Ltd (Cayman)	10,789	106,811
Delta Natural Gas Co Inc	4,950	108,207
El Paso Electric Co	28,975	975,009
Genie Energy Ltd ‘B’	10,853	100,499
IDACORP Inc	36,261	1,750,319
MGE Energy Inc	16,746	928,398
Middlesex Water Co	11,418	222,879
New Jersey Resources Corp	30,139	1,351,734
Northwest Natural Gas Co	19,392	849,758
NorthWestern Corp	26,355	1,050,510
NV Energy Inc	135,000	2,704,050
Ormat Technologies Inc	9,203	190,042
Otter Tail Corp	24,600	766,044
Piedmont Natural Gas Co Inc	50,176	1,649,787
PNM Resources Inc	57,763	1,345,300
Portland General Electric Co	54,661	1,657,868
SJW Corp	7,116	188,574
South Jersey Industries Inc	17,238	958,260
Southwest Gas Corp	33,410	1,585,639
The Empire District Electric Co	30,576	684,902
The Laclede Group Inc	16,345	697,932
UIL Holdings Corp	36,641	1,450,617
Unitil Corp	9,801	275,702
UNS Energy Corp	29,161	1,427,139
WGL Holdings Inc	37,356	1,647,400
York Water Co	2,347	44,124

		33,399,665

Total Common Stocks (Cost $838,582,006)		1,031,670,029

CLOSED-END MUTUAL FUND - 0.0%

Firsthand Technology Value Fund Inc *	6,236	120,292

Total Closed-End Mutual Fund (Cost $108,470)		120,292

	Principal Amount

SHORT-TERM INVESTMENTS -1.6%

U.S. Government Agency Issue -1.0%

Federal Home Loan Bank 0.010% due 04/01/13	$10,000,000	10,000,000

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $6,696,343; collateralized by Fannie Mae: 0.000% due 09/18/13 and value $1,199,400; and U.S. Treasury Notes: 0.250% due 01/15/15 and value $5,635,000)	$6,696,336	$6,696,336

Total Short-Term Investments (Cost $16,696,336)		16,696,336

TOTAL INVESTMENTS - 99.9% (Cost $855,386,812)		1,048,486,657

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,510,331

NET ASSETS - 100.0%		$1,049,996,988

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2013, $370,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2013 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
Russell 2000 Mini (06/13)	77	$7,118,705	$187,825

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,031,670,029	$1,031,670,029	$-	$-
	Closed-End Mutual Fund	120,292	120,292	-	-
	Short-Term Investments	16,696,336	-	16,696,336	-
	Derivatives:
	Equity Contracts
	Futures	187,825	187,825	-	-

	Total	$1,048,674,482	$1,031,978,146	$16,696,336	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%

Consumer Discretionary - 17.5%

American Axle & Manufacturing Holdings Inc *	287,000	$3,917,550
ANN Inc *	160,410	4,655,098
Brunswick Corp	143,910	4,924,600
Buffalo Wild Wings Inc *	53,100	4,647,843
Dana Holding Corp	241,600	4,307,728
Domino’s Pizza Inc	113,005	5,812,977
DSW Inc ‘A’	80,835	5,157,273
Fifth & Pacific Cos Inc *	347,800	6,566,464
Five Below Inc *	145,400	5,509,206
Interval Leisure Group Inc	159,280	3,462,747
Life Time Fitness Inc *	93,935	4,018,539
Lions Gate Entertainment Corp * (Canada)	210,300	4,998,831
Marriott Vacations Worldwide Corp *	136,470	5,855,928
Pier 1 Imports Inc	269,720	6,203,560
Six Flags Entertainment Corp	82,415	5,973,439
Sotheby’s	42,680	1,596,659
The Children’s Place *	57,720	2,587,011
Tupperware Brands Corp	69,425	5,674,800
Vitamin Shoppe Inc *	94,785	4,630,247
Wolverine World Wide Inc	64,300	2,852,991

		93,353,491

Consumer Staples - 3.4%

B&G Foods Inc	177,200	5,402,828
The Fresh Market Inc *	69,985	2,993,258
The Hain Celestial Group Inc *	87,095	5,319,763
United Natural Foods Inc *	92,630	4,557,396

		18,273,245

Energy - 6.0%

Approach Resources Inc *	167,900	4,132,019
Berry Petroleum Co ‘A’	46,615	2,157,808
Bristow Group Inc	34,000	2,241,960
Dril-Quip Inc *	32,700	2,850,459
Energy XXI Ltd (Bermuda)	167,545	4,560,575
Helix Energy Solutions Group Inc *	114,400	2,617,472
Kodiak Oil & Gas Corp * (Canada)	412,730	3,751,716
Northern Oil & Gas Inc *	305,690	4,395,822
Rosetta Resources Inc *	113,980	5,423,169

		32,131,000

Financials - 6.6%

Fortress Investment Group LLC ‘A’	612,310	3,918,784
Jones Lang LaSalle Inc	41,265	4,102,154
Northwest Bancshares Inc	243,660	3,092,045
Ryman Hospitality Properties REIT	104,731	4,791,443
Silver Bay Realty Trust Corp REIT	196,503	4,067,612
Texas Capital Bancshares Inc *	121,800	4,926,810
Two Harbors Investment Corp REIT	359,245	4,530,080
WisdomTree Investments Inc *	539,400	5,609,760

		35,038,688

Health Care - 18.8%

Achillion Pharmaceuticals Inc *	144,900	1,266,426
Acorda Therapeutics Inc *	83,800	2,684,114
Align Technology Inc *	131,090	4,392,826
Alkermes PLC * (Ireland)	185,415	4,396,190
athenahealth Inc *	39,100	3,794,264
Centene Corp *	61,800	2,721,672
Cepheid Inc *	124,255	4,767,664
Cubist Pharmaceuticals Inc *	57,945	2,712,985
Endologix Inc *	254,500	4,110,175
Greenway Medical Technologies Inc *	186,495	2,965,271
HealthSouth Corp *	161,685	4,263,633
HeartWare International Inc *	40,900	3,616,787

	Shares	Value
HMS Holdings Corp *	139,700	$3,792,855
Idenix Pharmaceuticals Inc *	326,700	1,163,052
Insulet Corp *	202,350	5,232,771
Molina Healthcare Inc *	89,400	2,759,778
NxStage Medical Inc *	219,865	2,480,077
Orexigen Therapeutics Inc *	289,000	1,806,250
PAREXEL International Corp *	78,965	3,119,907
Pharmacyclics Inc *	50,500	4,060,705
Questcor Pharmaceuticals Inc	107,300	3,491,542
Seattle Genetics Inc *	65,235	2,316,495
Synageva BioPharma Corp *	56,300	3,091,996
Team Health Holdings Inc *	173,100	6,297,378
Tenet Healthcare Corp *	108,425	5,158,861
Theravance Inc *	56,995	1,346,222
Thoratec Corp *	75,333	2,824,988
ViroPharma Inc *	118,090	2,971,144
Volcano Corp *	156,325	3,479,795
Wright Medical Group Inc *	141,930	3,379,353

		100,465,176

Industrials - 16.7%

A.O. Smith Corp	66,655	4,903,808
Actuant Corp ‘A’	200,265	6,132,114
Acuity Brands Inc	37,500	2,600,625
Alaska Air Group Inc *	106,800	6,830,928
Avis Budget Group Inc *	172,120	4,790,100
Beacon Roofing Supply Inc *	129,000	4,987,140
Chart Industries Inc *	60,100	4,808,601
Esterline Technologies Corp *	53,690	4,064,333
Genesee & Wyoming Inc ‘A’ *	73,350	6,829,619
Hexcel Corp *	186,900	5,421,969
Hub Group Inc ‘A’ *	141,750	5,451,705
Middleby Corp *	31,500	4,792,725
Primoris Services Corp	161,900	3,579,609
RBC Bearings Inc *	118,340	5,983,270
Tetra Tech Inc *	208,705	6,363,416
The ExOne Co *	108,500	3,634,750
United Rentals Inc *	75,465	4,148,311
US Airways Group Inc *	234,400	3,977,768

		89,300,791

Information Technology - 22.2%

Allot Communications Ltd * (Israel)	20,400	243,576
Applied Micro Circuits Corp *	255,665	1,897,034
Aruba Networks Inc *	105,500	2,610,070
Aspen Technology Inc *	178,800	5,773,452
BroadSoft Inc *	138,855	3,675,492
Cadence Design Systems Inc *	446,065	6,213,685
Cognex Corp	145,403	6,128,736
CommVault Systems Inc *	69,675	5,711,956
CoStar Group Inc *	44,975	4,922,964
Cypress Semiconductor Corp *	297,800	3,284,734
Dealertrack Technologies Inc *	162,265	4,767,346
E2open Inc *	84,500	1,684,930
ExactTarget Inc *	234,100	5,447,507
Finisar Corp *	185,630	2,448,460
Fortinet Inc *	162,360	3,844,685
Freescale Semiconductor Ltd * (Bermuda)	161,500	2,404,735
Fusion-io Inc *	134,700	2,205,039
Infoblox Inc *	199,000	4,318,300
InterXion Holding NV * (Netherlands)	152,560	3,695,003
MAXIMUS Inc	69,200	5,533,924
Microsemi Corp *	235,000	5,444,950
OpenTable Inc *	56,240	3,541,995
OSI Systems Inc *	53,800	3,351,202
Radware Ltd * (Israel)	113,300	4,274,809
Ruckus Wireless Inc *	150,600	3,162,600
Semtech Corp *	48,000	1,698,720
Silicon Graphics International Corp *	271,955	3,739,381
Sourcefire Inc *	48,900	2,896,347

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Trulia Inc *	94,400	$2,962,272
Ultimate Software Group Inc *	55,925	5,825,148
WEX Inc *	66,685	5,234,773

		118,943,825

Materials - 4.7%

Berry Plastics Group Inc *	196,100	3,735,705
Chemtura Corp *	227,200	4,909,792
Cytec Industries Inc	72,500	5,370,800
Eagle Materials Inc	65,300	4,350,939
PolyOne Corp	176,565	4,309,952
Rockwood Holdings Inc	33,330	2,181,115

		24,858,303

Telecommunication Services - 0.8%

Cogent Communications Group Inc	167,400	4,419,360

Utilities - 0.5%

ITC Holdings Corp	31,235	2,788,036

Total Common Stocks (Cost $414,801,272)		519,571,915

	Principal Amount

SHORT-TERM INVESTMENT - 2.6%

Repurchase Agreement - 2.6%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $14,081,925; collateralized by Fannie Mae: 4.625% due 10/15/14 and value $14,365,875)	$14,081,909	14,081,909

Total Short-Term Investment (Cost $14,081,909)		14,081,909

TOTAL INVESTMENTS - 99.8% (Cost $428,883,181)		533,653,824

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,261,891

NET ASSETS - 100.0%		$534,915,715

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$519,571,915	$519,571,915	$-	$-
	Short-Term Investment	14,081,909	-	14,081,909	-

	Total	$533,653,824	$519,571,915	$14,081,909	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

Allos Therapeutics Inc Exp. 11/30/13 * +	41,902	$-

Total Rights (Cost $0)		-

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Strike @ $10.50 Exp. 10/14/13 *	4,217	548

Total Warrants (Cost $0)		548

COMMON STOCKS - 99.2%

Consumer Discretionary - 13.6%

1-800-FLOWERS.COM Inc ‘A’ *	15,141	75,251
Aeropostale Inc *	47,974	652,446
AFC Enterprises Inc *	14,346	521,190
America’s Car-Mart Inc *	4,735	221,314
American Axle & Manufacturing Holdings Inc *	39,374	537,455
American Greetings Corp ‘A’	18,540	298,494
American Public Education Inc *	10,688	372,904
Ameristar Casinos Inc	19,337	507,210
ANN Inc *	28,802	835,834
Arbitron Inc	15,627	732,438
Arctic Cat Inc *	7,416	324,079
Asbury Automotive Group Inc *	16,382	601,056
Ascent Capital Group Inc ‘A’ *	8,330	620,085
Barnes & Noble Inc *	16,799	276,344
Bassett Furniture Industries Inc	6,643	106,022
Beasley Broadcasting Group Inc ‘A’	2,670	15,753
Beazer Homes USA Inc *	14,693	232,737
bebe stores Inc	21,419	89,317
Belo Corp ‘A’	55,228	542,891
Big 5 Sporting Goods Corp	9,861	153,930
Biglari Holdings Inc *	710	264,965
BJ’s Restaurants Inc *	14,439	480,530
Black Diamond Inc *	12,295	112,007
Bloomin’ Brands Inc *	10,924	195,212
Blue Nile Inc *	7,352	253,276
Bluegreen Corp *	8,459	83,237
Blyth Inc	6,139	106,573
Bob Evans Farms Inc	17,149	730,890
Body Central Corp *	9,601	90,249
Boyd Gaming Corp *	32,992	272,844
Bravo Brio Restaurant Group Inc *	11,506	182,140
Bridgepoint Education Inc *	10,232	104,673
Bright Horizons Family Solutions Inc *	6,714	226,866
Brown Shoe Co Inc	25,244	403,904
Brunswick Corp	52,710	1,803,736
Buffalo Wild Wings Inc *	10,956	958,979
Cabela’s Inc *	27,531	1,673,334
Caesars Entertainment Corp *	21,637	343,163
CafePress Inc *	2,797	16,810
Callaway Golf Co	38,651	255,870
Capella Education Co *	7,503	233,643
Career Education Corp *	30,677	72,705
Carmike Cinemas Inc *	10,410	188,629
Carriage Services Inc	9,420	200,175
Carrols Restaurant Group Inc *	8,971	46,560
Cavco Industries Inc *	4,076	193,895

	Shares	Value
CEC Entertainment Inc	10,737	$351,637
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	21,572	91,034
Cherokee Inc	4,947	67,774
Churchill Downs Inc	7,625	534,055
Chuy’s Holdings Inc *	3,951	128,724
Citi Trends Inc *	8,691	88,909
Coinstar Inc *	16,471	962,236
Collectors Universe	3,290	38,723
Columbia Sportswear Co	7,183	415,752
Conn’s Inc *	9,919	356,092
Cooper Tire & Rubber Co	36,771	943,544
Core-Mark Holding Co Inc	6,653	341,365
Corinthian Colleges Inc *	45,687	95,943
Cracker Barrel Old Country Store Inc	11,350	917,648
Crocs Inc *	52,993	785,356
Crown Media Holdings Inc ‘A’ *	21,462	43,997
CSS Industries Inc	5,657	146,912
Culp Inc	5,223	83,098
Cumulus Media Inc ‘A’ *	36,617	123,399
Daily Journal Corp *	546	60,606
Dana Holding Corp	87,112	1,553,207
Del Frisco’s Restaurant Group Inc *	3,320	55,112
Delta Apparel Inc *	4,005	65,962
Denny’s Corp *	57,079	329,346
Destination Maternity Corp	7,825	183,105
Destination XL Group Inc *	24,802	126,242
Digital Generation Inc *	16,229	104,352
DineEquity Inc	9,008	619,660
Domino’s Pizza Inc	34,174	1,757,911
Dorman Products Inc	14,422	536,643
Drew Industries Inc	11,327	411,283
Education Management Corp *	16,377	60,104
Einstein Noah Restaurant Group Inc	3,674	54,485
Entercom Communications Corp ‘A’ *	14,744	109,695
Entravision Communications Corp ‘A’	30,144	96,159
Ethan Allen Interiors Inc	14,287	470,328
Exide Technologies *	46,826	126,430
Express Inc *	52,746	939,406
Federal-Mogul Corp *	10,797	65,106
Fiesta Restaurant Group Inc *	9,487	252,070
Fifth & Pacific Cos Inc *	70,720	1,335,194
Fisher Communications Inc	5,260	206,402
Five Below Inc *	6,554	248,331
Flexsteel Industries Inc	2,732	67,590
Francesca’s Holdings Corp *	20,485	587,100
Fred’s Inc ‘A’	21,751	297,554
Frisch’s Restaurants Inc	1,811	32,489
Fuel Systems Solutions Inc *	8,596	141,576
G-III Apparel Group Ltd *	9,743	390,792
Geeknet Inc *	2,648	39,111
Genesco Inc *	14,426	866,858
Gentherm Inc *	17,416	285,274
Global Sources Ltd * (Bermuda)	11,093	83,863
Gordmans Stores Inc *	4,909	57,484
Grand Canyon Education Inc *	23,541	597,706
Group 1 Automotive Inc	13,506	811,305
Harte-Hanks Inc	26,592	207,152
Haverty Furniture Cos Inc	11,294	232,205
Helen of Troy Ltd * (Bermuda)	18,628	714,570
hhgregg Inc *	8,481	93,715
Hibbett Sports Inc *	15,546	874,773
Hillenbrand Inc	32,533	822,434
Hooker Furniture Corp	6,552	104,439
Hot Topic Inc	24,821	344,516
Hovnanian Enterprises Inc ‘A’ *	62,181	358,784
HSN Inc	21,056	1,155,132
Iconix Brand Group Inc *	38,202	988,286
Ignite Restaurant Group Inc *	4,014	58,926
International Speedway Corp ‘A’	16,276	531,900
Interval Leisure Group Inc	22,817	496,042

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
iRobot Corp *	16,151	$414,435
Isle of Capri Casinos Inc *	12,374	77,832
Jack in the Box Inc *	26,050	901,070
JAKKS Pacific Inc	13,112	137,545
Jamba Inc *	47,868	136,424
Johnson Outdoors Inc ‘A’ *	3,297	78,600
Jos. A. Bank Clothiers Inc *	16,375	653,363
Journal Communications Inc ‘A’ *	23,881	160,480
K-Swiss Inc ‘A’ *	15,929	75,503
K12 Inc *	15,835	381,782
Kayak Software Corp *	2,041	81,558
KB Home	46,643	1,015,418
Kirkland’s Inc *	8,039	92,127
Krispy Kreme Doughnuts Inc *	35,127	507,234
La-Z-Boy Inc	30,546	576,403
LeapFrog Enterprises Inc *	30,133	257,938
Libbey Inc *	12,119	234,260
Life Time Fitness Inc *	25,278	1,081,393
LifeLock Inc *	10,510	101,211
Lifetime Brands Inc	5,744	65,539
LIN TV Corp ‘A’ *	18,145	199,414
Lincoln Educational Services Corp	13,946	81,724
Lions Gate Entertainment Corp * (Canada)	46,913	1,115,122
Lithia Motors Inc ‘A’	12,782	606,889
Live Nation Entertainment Inc *	82,429	1,019,647
Luby’s Inc *	11,905	89,049
Lumber Liquidators Holdings Inc *	16,275	1,142,831
M.D.C. Holdings Inc	22,646	829,976
M/I Homes Inc *	14,185	346,823
Mac-Gray Corp	7,189	92,019
Maidenform Brands Inc *	13,816	242,194
Marcus Corp	10,820	135,142
Marine Products Corp	6,194	45,588
MarineMax Inc *	11,999	163,066
Marriott Vacations Worldwide Corp *	15,676	672,657
Martha Stewart Living Omnimedia Inc ‘A’ *	16,863	44,518
Matthews International Corp ‘A’	16,544	577,220
Mattress Firm Holding Corp *	6,459	223,094
MDC Partners Inc ‘A’ (Canada)	15,228	246,237
Meredith Corp	21,415	819,338
Meritage Homes Corp *	18,077	847,088
Modine Manufacturing Co *	27,820	253,162
Monarch Casino & Resort Inc *	5,375	52,299
Monro Muffler Brake Inc	18,205	722,921
Morgans Hotel Group Co *	13,417	79,429
Movado Group Inc	10,354	347,066
MTR Gaming Group Inc *	13,941	46,005
Multimedia Games Holding Co Inc *	16,093	335,861
NACCO Industries Inc ‘A’	3,270	174,487
Nathan’s Famous Inc *	1,536	64,896
National American University Holdings Inc	5,460	21,294
National CineMedia Inc	33,065	521,766
New York & Co Inc *	16,712	68,352
Nexstar Broadcasting Group Inc ‘A’	6,663	119,934
Nutrisystem Inc	16,702	141,633
Office Depot Inc *	167,455	658,098
OfficeMax Inc	51,095	593,213
Orbitz Worldwide Inc *	13,847	79,066
Orchard Supply Hardware Stores Corp ‘A’ *	1,120	4,435
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	56,935	561,379
Outdoor Channel Holdings Inc	8,839	78,844
Overstock.com Inc *	6,910	85,131
Oxford Industries Inc	8,250	438,075
Papa John’s International Inc *	9,972	616,469
Penske Automotive Group Inc	25,002	834,067
Perfumania Holdings Inc *	3,117	17,954
Perry Ellis International Inc	6,955	126,511
PetMed Express Inc	11,960	160,443
Pier 1 Imports Inc	57,341	1,318,843
Pinnacle Entertainment Inc *	34,679	507,007

	Shares	Value
Pool Corp	27,992	$1,343,616
Premier Exhibitions Inc *	15,507	41,249
Quiksilver Inc *	76,989	467,323
RadioShack Corp	59,306	199,268
ReachLocal Inc *	6,038	90,328
Reading International Inc ‘A’ *	9,871	55,278
Red Lion Hotels Corp *	8,072	57,392
Red Robin Gourmet Burgers Inc *	8,640	393,984
Regis Corp	33,918	616,968
Rent-A-Center Inc	35,011	1,293,306
Rentrak Corp *	5,604	123,176
Restoration Hardware Holdings Inc *	3,296	115,360
RG Barry Corp	5,164	69,146
Ruby Tuesday Inc *	37,770	278,365
rue21 Inc *	9,155	269,065
Ruth’s Hospitality Group Inc *	21,013	200,464
Saga Communications Inc ‘A’	2,755	127,446
Saks Inc *	61,221	702,205
Salem Communications Corp ‘A’	6,240	49,483
Scholastic Corp	15,216	405,506
Scientific Games Corp ‘A’ *	30,834	269,798
Select Comfort Corp *	33,465	661,603
SHFL Entertainment Inc *	32,382	536,570
Shiloh Industries Inc	3,349	36,069
Shoe Carnival Inc	8,424	172,187
Shutterfly Inc *	21,113	932,561
Shutterstock Inc *	3,047	137,054
Sinclair Broadcast Group Inc ‘A’	29,730	601,735
Six Flags Entertainment Corp	21,890	1,586,587
Skechers U.S.A. Inc ‘A’ *	22,314	471,941
Skullcandy Inc *	9,656	50,984
Smith & Wesson Holding Corp *	38,213	343,917
Sonic Automotive Inc ‘A’	25,143	557,169
Sonic Corp *	33,708	434,159
Sotheby’s	39,981	1,495,689
Spartan Motors Inc	20,348	108,048
Speedway Motorsports Inc	6,748	121,397
Stage Stores Inc	18,086	468,066
Standard Motor Products Inc	11,669	323,465
Standard Pacific Corp *	68,526	592,065
Stein Mart Inc	16,194	135,706
Steiner Leisure Ltd * (Bahamas)	8,929	431,806
Steinway Musical Instruments Inc *	4,030	96,801
Steven Madden Ltd *	23,129	997,785
Stewart Enterprises Inc ‘A’	44,468	413,108
Stoneridge Inc *	16,418	125,269
Strayer Education Inc	6,983	337,838
Sturm Ruger & Co Inc	11,326	574,568
Superior Industries International Inc	13,571	253,506
Systemax Inc	6,667	66,003
Tenneco Inc *	35,777	1,406,394
Texas Roadhouse Inc	36,851	744,022
The Bon-Ton Stores Inc	7,661	99,593
The Buckle Inc	16,380	764,127
The Cato Corp ‘A’	16,111	388,920
The Cheesecake Factory Inc	31,871	1,230,539
The Children’s Place *	14,289	640,433
The E.W. Scripps Co ‘A’ *	17,785	213,954
The Finish Line Inc ‘A’	29,971	587,132
The Jones Group Inc	48,343	614,923
The McClatchy Co ‘A’ *	33,963	98,493
The Men’s Wearhouse Inc	30,018	1,003,202
The New York Times Co ‘A’ *	80,437	788,283
The Pep Boys-Manny Moe & Jack *	31,341	369,510
The Ryland Group Inc	26,379	1,097,894
The Wet Seal Inc ‘A’ *	53,680	162,114
Tilly’s Inc ‘A’ *	5,363	68,217
Tower International Inc *	3,346	46,844
Town Sports International Holdings Inc	13,897	131,466
TRI Pointe Homes Inc *	8,914	179,617

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
True Religion Apparel Inc	15,171	$396,115
Tuesday Morning Corp *	24,746	192,029
Tumi Holdings Inc *	12,623	264,326
Unifi Inc *	8,236	157,308
Universal Electronics Inc *	8,707	202,438
Universal Technical Institute Inc	12,478	157,597
US Auto Parts Network Inc *	9,055	10,866
Vail Resorts Inc	21,235	1,323,365
Valassis Communications Inc	23,464	700,870
Value Line Inc	486	4,578
Vera Bradley Inc *	11,942	282,189
Vitacost.com Inc *	13,372	96,680
Vitamin Shoppe Inc *	17,371	848,573
VOXX International Corp *	10,643	113,987
West Marine Inc *	9,055	103,499
Weyco Group Inc	3,830	93,873
Winmark Corp	1,332	83,903
Winnebago Industries Inc *	17,213	355,276
WMS Industries Inc *	32,514	819,678
Wolverine World Wide Inc	28,711	1,273,907
World Wrestling Entertainment Inc ‘A’	16,328	144,013
Zagg Inc *	15,215	110,765
Zumiez Inc *	12,957	296,715

		109,235,528

Consumer Staples - 3.5%

Alico Inc	2,069	95,691
Alliance One International Inc *	51,397	199,934
Annie’s Inc *	2,957	113,135
Arden Group Inc ‘A’	673	68,034
B&G Foods Inc	31,043	946,501
Boulder Brands Inc *	35,171	315,836
Cal-Maine Foods Inc	8,503	361,888
Calavo Growers Inc	7,094	204,165
Casey’s General Stores Inc	22,469	1,309,943
Central European Distribution Corp *	40,804	13,669
Central Garden & Pet Co ‘A’ *	22,944	188,600
Chiquita Brands International Inc *	27,074	210,094
Coca-Cola Bottling Co Consolidated	2,716	163,829
Craft Brew Alliance Inc *	6,277	46,701
Darling International Inc *	69,350	1,245,526
Diamond Foods Inc *	13,158	221,844
Dole Food Co Inc *	21,142	230,448
Elizabeth Arden Inc *	14,832	596,988
Farmer Bros. Co *	3,977	58,462
Fresh Del Monte Produce Inc (Cayman)	22,378	603,758
Griffin Land & Nurseries Inc	1,602	48,140
Harbinger Group Inc *	24,513	202,477
Harris Teeter Supermarkets Inc	25,935	1,107,684
Ingles Markets Inc ‘A’	7,346	157,792
Inter Parfums Inc	9,773	238,754
Inventure Foods Inc *	8,068	62,769
J&J Snack Foods Corp	8,719	670,404
John B Sanfilippo & Son Inc	4,664	93,187
Lancaster Colony Corp	10,900	839,300
Lifeway Foods Inc	2,797	38,878
Limoneira Co	5,339	103,150
Medifast Inc *	7,315	167,660
Nash Finch Co	7,173	140,447
National Beverage Corp	6,889	96,791
Natural Grocers by Vitamin Cottage Inc *	4,293	96,807
Nature’s Sunshine Products Inc	6,810	103,784
Nutraceutical International Corp	5,075	88,051
Oil-Dri Corp of America	2,992	81,472
Omega Protein Corp *	11,795	126,796
Orchids Paper Products Co	3,417	79,719
Pilgrim’s Pride Corp *	35,770	328,726
Post Holdings Inc *	15,429	662,367
Prestige Brands Holdings Inc *	29,638	761,400
PriceSmart Inc	10,732	835,272

	Shares	Value
Revlon Inc ‘A’ *	6,769	$151,355
Rite Aid Corp *	389,216	739,510
Roundy’s Inc	11,566	75,989
Sanderson Farms Inc	13,511	737,971
Seaboard Corp	179	501,198
Seneca Foods Corp ‘A’ *	4,867	160,708
Snyder’s-Lance Inc	26,009	656,987
Spartan Stores Inc	12,837	225,289
Spectrum Brands Holdings Inc	13,568	767,813
Star Scientific Inc *	86,530	143,640
SUPERVALU Inc	125,258	631,300
Susser Holdings Corp *	6,630	338,859
Synutra International Inc *	10,481	49,261
The Andersons Inc	10,919	584,385
The Boston Beer Co Inc ‘A’ *	4,588	732,428
The Chefs’ Warehouse Inc *	6,549	120,960
The Female Health Co	11,387	82,442
The Hain Celestial Group Inc *	21,750	1,328,490
The Pantry Inc *	13,729	171,201
Tootsie Roll Industries Inc	14,407	430,898
TreeHouse Foods Inc *	21,197	1,380,985
United Natural Foods Inc *	28,794	1,416,665
Universal Corp	13,695	767,468
USANA Health Sciences Inc *	3,214	155,333
Vector Group Ltd	32,802	528,768
Village Super Market Inc ‘A’	4,968	167,372
WD-40 Co	9,388	514,181
Weis Markets Inc	6,460	262,922

		28,151,251

Energy - 6.0%

Abraxas Petroleum Corp *	48,314	111,605
Adams Resources & Energy Inc	1,367	69,717
Alon USA Energy Inc	6,396	121,844
Amyris Inc *	18,647	57,433
Apco Oil and Gas International Inc (Cayman)	5,269	65,336
Approach Resources Inc *	19,596	482,258
Arch Coal Inc	124,998	678,739
Basic Energy Services Inc *	18,363	251,022
Berry Petroleum Co ‘A’	30,898	1,430,268
Bill Barrett Corp *	28,357	574,796
Bolt Technology Corp	5,169	90,251
Bonanza Creek Energy Inc *	5,864	226,761
BPZ Resources Inc *	61,861	140,424
Bristow Group Inc	21,071	1,389,422
C&J Energy Services Inc *	26,235	600,781
Cal Dive International Inc *	58,068	104,522
Callon Petroleum Co *	23,213	85,888
Carrizo Oil & Gas Inc *	23,286	600,080
Ceres Inc *	3,488	12,138
Clayton Williams Energy Inc *	3,492	152,705
Clean Energy Fuels Corp *	39,200	509,600
Cloud Peak Energy Inc *	35,950	675,141
Comstock Resources Inc *	28,363	460,899
Contango Oil & Gas Co	7,515	301,276
Crimson Exploration Inc *	12,241	35,009
Crosstex Energy Inc	24,332	468,634
CVR Energy Inc	9,888	510,419
Dawson Geophysical Co *	4,693	140,790
Delek US Holdings Inc	10,191	402,137
Diamondback Energy Inc *	8,530	228,945
Dril-Quip Inc *	23,702	2,066,103
Emerald Oil Inc *	9,151	64,423
Endeavour International Corp *	27,426	80,907
Energy XXI Ltd (Bermuda)	46,481	1,265,213
EPL Oil & Gas Inc *	16,333	437,888
Evolution Petroleum Corp *	9,963	101,124
Exterran Holdings Inc *	38,192	1,031,184
Forbes Energy Services Ltd *	8,803	32,395

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Forest Oil Corp *	69,321	$364,628
Forum Energy Technologies Inc *	13,964	401,605
Frontline Ltd * (Bermuda)	31,490	73,687
FX Energy Inc *	31,920	107,251
GasLog Ltd (Bermuda)	14,631	188,155
Gastar Exploration Ltd * (Canada)	35,364	62,241
Geospace Technologies Corp *	7,516	811,127
Gevo Inc *	19,191	42,988
Global Geophysical Services Inc *	12,016	29,439
Goodrich Petroleum Corp *	15,508	242,700
Green Plains Renewable Energy Inc *	14,535	166,280
Gulf Island Fabrication Inc	8,484	178,673
Gulfmark Offshore Inc ‘A’	15,754	613,776
Gulfport Energy Corp *	44,942	2,059,692
Halcon Resources Corp *	65,691	511,733
Hallador Energy Co	3,960	27,324
Harvest Natural Resources Inc *	23,579	82,762
Heckmann Corp *	83,715	359,137
Helix Energy Solutions Group Inc *	62,322	1,425,927
Hercules Offshore Inc *	93,404	693,058
Hornbeck Offshore Services Inc *	20,828	967,669
ION Geophysical Corp *	77,781	529,689
Isramco Inc *	613	60,773
Key Energy Services Inc *	89,016	719,249
KiOR Inc ‘A’ *	15,634	72,698
Knightsbridge Tankers Ltd (Bermuda)	14,546	119,277
Kodiak Oil & Gas Corp * (Canada)	155,576	1,414,186
Lufkin Industries Inc	19,795	1,314,190
Magnum Hunter Resources Corp *	86,826	348,172
Matador Resources Co *	8,425	74,646
Matrix Service Co *	15,228	226,897
McMoRan Exploration Co *	59,910	979,528
Midstates Petroleum Co Inc *	14,256	121,889
Miller Energy Resources Inc *	18,727	69,477
Mitcham Industries Inc *	7,508	127,035
Natural Gas Services Group Inc *	7,355	141,657
Newpark Resources Inc *	52,999	491,831
Nordic American Tankers Ltd (Bermuda)	31,150	359,782
Northern Oil & Gas Inc *	37,434	538,301
Oasis Petroleum Inc *	47,129	1,794,201
Panhandle Oil & Gas Inc ‘A’	4,063	116,405
Parker Drilling Co *	69,703	298,329
PDC Energy Inc *	17,647	874,762
Penn Virginia Corp	32,731	132,233
PetroQuest Energy Inc *	33,189	147,359
PHI Inc *	7,727	264,341
Pioneer Energy Services Corp *	36,654	302,395
Quicksilver Resources Inc *	68,883	154,987
Renewable Energy Group Inc *	4,588	35,282
Rentech Inc	79,157	186,019
Resolute Energy Corp *	28,674	330,038
REX American Resources Corp *	3,266	72,244
Rex Energy Corp *	25,406	418,691
RigNet Inc *	7,152	178,371
Rosetta Resources Inc *	31,183	1,483,687
Sanchez Energy Corp *	6,905	137,548
Saratoga Resources Inc *	12,017	31,965
Scorpio Tankers Inc *	63,603	567,339
SemGroup Corp ‘A’ *	24,869	1,286,225
Ship Finance International Ltd (Bermuda)	28,760	507,326
Solazyme Inc *	19,864	155,138
Stone Energy Corp *	29,131	633,599
Swift Energy Co *	25,180	372,916
Synergy Resources Corp *	23,229	159,351
Targa Resources Corp	17,086	1,161,165
Teekay Tankers Ltd ‘A’	37,506	106,892
Tesco Corp * (Canada)	17,870	239,279
TETRA Technologies Inc *	45,699	468,872
TGC Industries Inc	8,655	85,685
Triangle Petroleum Corp *	26,150	172,590

	Shares	Value
Uranerz Energy Corp *	39,851	$50,611
Uranium Energy Corp *	51,028	112,262
Vaalco Energy Inc *	34,471	261,635
Vantage Drilling Co * (Cayman)	112,362	196,633
W&T Offshore Inc	20,390	289,538
Warren Resources Inc *	42,107	135,163
Western Refining Inc	34,014	1,204,436
Westmoreland Coal Co *	6,341	72,034
Willbros Group Inc *	23,190	227,726
ZaZa Energy Corp *	15,385	27,847

		48,630,325

Financials - 23.4%

1st Source Corp	8,861	210,006
1st United Bancorp Inc	17,652	114,032
Acadia Realty Trust REIT	31,227	867,174
Access National Corp	4,589	75,260
AG Mortgage Investment Trust Inc REIT	15,536	395,702
Agree Realty Corp REIT	7,144	215,034
Alexander’s Inc REIT	1,230	405,519
Alterra Capital Holdings Ltd (Bermuda)	50,692	1,596,798
American Assets Trust Inc REIT	19,468	623,171
American Capital Mortgage Investment Corp REIT	34,973	904,052
American Equity Investment Life Holding Co	36,947	550,141
American National Bankshares Inc	4,789	103,251
American Safety Insurance Holdings Ltd * (Bermuda)	5,509	137,505
Ameris Bancorp *	14,218	204,028
AMERISAFE Inc	10,791	383,512
Ames National Corp	4,966	103,591
AmREIT Inc ‘B’	2,191	42,637
AmTrust Financial Services Inc	15,959	552,979
Anworth Mortgage Asset Corp REIT	82,643	523,130
Apollo Commercial Real Estate Finance Inc REIT	17,117	301,088
Apollo Investment Corp	120,115	1,004,161
Apollo Residential Mortgage Inc REIT	18,315	408,241
Ares Commercial Real Estate Corp REIT	4,511	76,326
Argo Group International Holdings Ltd (Bermuda)	15,256	631,293
Arlington Asset Investment Corp ‘A’	8,361	215,797
ARMOUR Residential REIT Inc	221,644	1,447,335
Arrow Financial Corp	6,129	151,019
Artio Global Investors Inc	18,032	49,047
Ashford Hospitality Trust Inc REIT	31,538	389,810
Asset Acceptance Capital Corp *	9,865	66,490
Associated Estates Realty Corp REIT	29,325	546,618
Asta Funding Inc	6,358	61,037
Astoria Financial Corp	51,594	508,717
AV Homes Inc *	6,044	80,567
Baldwin & Lyons Inc ‘B’	5,685	135,246
BancFirst Corp	3,814	159,044
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Multi-National)	16,734	413,999
BancorpSouth Inc	55,899	911,154
Bank Mutual Corp	27,957	154,602
Bank of Kentucky Financial Corp	3,601	98,775
Bank of Marin Bancorp	3,101	124,319
Bank of the Ozarks Inc	17,301	767,299
BankFinancial Corp	12,753	103,172
Banner Corp	11,339	360,920
Bar Harbor Bankshares	2,305	84,248
BBCN Bancorp Inc	46,034	601,204
Beneficial Mutual Bancorp Inc *	19,473	200,572
Berkshire Bancorp Inc	2,633	21,986
Berkshire Hills Bancorp Inc	14,574	372,220
BGC Partners Inc ‘A’	58,303	242,540
BlackRock Kelso Capital Corp	42,365	423,650
BofI Holding Inc *	6,576	235,947

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Boston Private Financial Holdings Inc	46,156	$456,021
Bridge Bancorp Inc	5,324	114,519
Bridge Capital Holdings *	5,711	87,036
Brookline Bancorp Inc	41,429	378,661
Bryn Mawr Bank Corp	6,945	161,680
BSB Bancorp Inc *	5,013	69,230
C&F Financial Corp	1,867	76,454
Calamos Asset Management Inc ‘A’	11,383	133,978
California First National Bancorp	1,474	25,485
Camden National Corp	4,640	153,491
Campus Crest Communities Inc REIT	37,274	518,109
Cape Bancorp Inc	6,615	60,593
Capital Bank Financial Corp ‘A’ *	5,411	92,853
Capital City Bank Group Inc *	7,112	87,833
Capital Southwest Corp	1,753	201,595
CapLease Inc REIT	43,883	279,535
Capstead Mortgage Corp REIT	58,731	752,931
Cardinal Financial Corp	17,436	316,986
Cascade Bancorp *	3,653	24,694
Cash America International Inc	17,389	912,401
Cathay General Bancorp	46,479	935,157
Cedar Realty Trust Inc REIT	36,124	220,718
Center Bancorp Inc	7,198	89,471
Centerstate Banks Inc	17,960	154,097
Central Pacific Financial Corp *	13,010	204,257
Century Bancorp Inc ‘A’	2,037	69,075
Charter Financial Corp	3,901	49,894
Chatham Lodging Trust REIT	9,488	167,084
Chemical Financial Corp	16,293	429,809
Chesapeake Lodging Trust REIT	28,194	646,770
CIFC Corp *	3,926	32,311
Citizens & Northern Corp	7,434	144,963
Citizens Inc *	23,072	193,574
Citizens Republic Bancorp Inc *	23,627	532,789
City Holding Co	8,953	356,240
Clifton Savings Bancorp Inc	5,128	63,895
CNB Financial Corp	7,600	129,580
CNO Financial Group Inc	118,703	1,359,149
CoBiz Financial Inc	21,004	169,712
Cohen & Steers Inc	10,963	395,435
Colonial Properties Trust REIT	51,964	1,174,906
Colony Financial Inc REIT	38,128	846,442
Columbia Banking System Inc	23,459	515,629
Community Bank System Inc	23,356	692,038
Community Trust Bancorp Inc	8,287	282,007
ConnectOne Bancorp Inc *	622	19,438
Consolidated-Tomoka Land Co	2,564	100,637
Coresite Realty Corp REIT	12,117	423,853
Cousins Properties Inc REIT	54,189	579,280
Cowen Group Inc ‘A’ *	52,588	148,298
Crawford & Co ‘B’	15,889	120,598
Credit Acceptance Corp *	4,337	529,721
Crescent Financial Bancshares Inc *	1,776	6,997
CreXus Investment Corp REIT	39,765	517,740
CubeSmart REIT	78,524	1,240,679
CVB Financial Corp	52,246	588,812
CyrusOne Inc REIT	10,710	244,616
CYS Investments Inc REIT	104,192	1,223,214
DCT Industrial Trust Inc REIT	160,616	1,188,558
DFC Global Corp *	25,991	432,490
Diamond Hill Investment Group Inc	1,583	123,173
DiamondRock Hospitality Co REIT	111,170	1,034,993
Dime Community Bancshares Inc	18,435	264,727
Donegal Group Inc ‘A’	4,906	74,915
Doral Financial Corp *	78,282	55,165
Duff & Phelps Corp ‘A’	18,547	287,664
DuPont Fabros Technology Inc REIT	36,239	879,521
Dynex Capital Inc REIT	32,083	342,646
Eagle Bancorp Inc *	11,152	244,117
Eastern Insurance Holdings Inc	4,010	75,228

	Shares	Value
EastGroup Properties Inc REIT	17,523	$1,019,839
Education Realty Trust Inc REIT	66,897	704,425
eHealth Inc *	12,238	218,815
EMC Insurance Group Inc	2,809	73,961
Employers Holdings Inc	11,612	272,301
Encore Capital Group Inc *	12,165	366,167
Enstar Group Ltd * (Bermuda)	4,979	618,840
Enterprise Bancorp Inc	3,789	64,224
Enterprise Financial Services Corp	10,710	153,581
EPR Properties REIT	27,674	1,440,432
Equity One Inc REIT	32,622	781,949
ESB Financial Corp	6,112	83,673
ESSA Bancorp Inc	5,782	62,677
EverBank Financial Corp	13,154	202,572
Evercore Partners Inc ‘A’	16,941	704,746
Excel Trust Inc REIT	26,362	359,841
Ezcorp Inc ‘A’ *	28,345	603,749
F.N.B. Corp	82,721	1,000,924
Farmers National Banc Corp	11,302	71,316
FBL Financial Group Inc ‘A’	5,732	222,746
FBR & Co *	5,488	103,888
Federal Agricultural Mortgage Corp ‘C’	5,911	182,000
FelCor Lodging Trust Inc REIT *	73,317	436,236
Fidelity Southern Corp *	6,001	69,012
Fidus Investment Corp	7,617	145,866
Fifth Street Finance Corp	62,477	688,497
Financial Engines Inc	27,341	990,291
Financial Institutions Inc	8,329	166,247
First American Financial Corp	62,929	1,609,095
First Bancorp NC	9,777	131,892
First BanCorp PR *	41,565	258,950
First Busey Corp	44,736	204,444
First California Financial Group Inc *	13,493	114,960
First Cash Financial Services Inc *	16,971	990,088
First Commonwealth Financial Corp	59,186	441,528
First Community Bancshares Inc	10,418	165,125
First Connecticut Bancorp Inc	10,626	156,521
First Defiance Financial Corp	5,649	131,735
First Federal Bancshares of Arkansas Inc *	2,085	20,850
First Financial Bancorp	34,772	558,091
First Financial Bankshares Inc	18,649	906,341
First Financial Corp	6,599	207,803
First Financial Holdings Inc	9,819	205,806
First Financial Northwest Inc *	9,626	75,179
First Industrial Realty Trust Inc REIT	62,986	1,078,950
First Interstate Bancsystem Inc	9,655	181,611
First Merchants Corp	17,061	263,934
First Midwest Bancorp Inc	44,163	586,485
First Pactrust Bancorp Inc	6,107	69,620
First Potomac Realty Trust REIT	30,084	446,146
FirstMerit Corp	64,895	1,072,714
Flushing Financial Corp	18,235	308,901
FNB United Corp *	6,133	59,858
Forestar Group Inc *	20,430	446,600
Fortegra Financial Corp *	4,323	37,869
Fox Chase Bancorp Inc	7,414	125,222
Franklin Financial Corp	7,785	142,076
Franklin Street Properties Corp REIT	43,027	629,055
FXCM Inc ‘A’	14,039	192,054
Gain Capital Holdings Inc	9,213	41,090
GAMCO Investors Inc ‘A’	3,805	202,084
German American Bancorp Inc	7,629	175,543
Getty Realty Corp REIT	15,357	310,365
GFI Group Inc	41,103	137,284
Glacier Bancorp Inc	42,527	807,162
Gladstone Capital Corp	12,550	115,460
Gladstone Commercial Corp REIT	6,414	124,881
Gladstone Investment Corp	15,449	112,932
Glimcher Realty Trust REIT	82,513	957,151
Global Indemnity PLC * (Ireland)	6,153	142,750

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Golub Capital BDC Inc	10,268	$169,525
Government Properties Income Trust REIT	25,444	654,674
Gramercy Capital Corp REIT *	27,855	145,125
Great Southern Bancorp Inc	6,168	150,438
Green Dot Corp ‘A’ *	14,364	240,022
Greenhill & Co Inc	17,212	918,777
Greenlight Capital Re Ltd ‘A’ * (Cayman)	16,753	409,611
GSV Capital Corp *	11,304	93,371
Guaranty Bancorp *	46,774	98,225
Gyrodyne Co of America Inc REIT	703	51,678
Hallmark Financial Services Inc *	8,846	79,614
Hancock Holding Co	45,057	1,393,162
Hanmi Financial Corp *	18,793	300,688
Harris & Harris Group Inc *	19,130	68,868
Health Insurance Innovations Inc ‘A’ *	2,036	30,723
Healthcare Realty Trust Inc REIT	51,675	1,467,053
Heartland Financial USA Inc	8,730	220,607
Hercules Technology Growth Capital Inc	35,431	434,030
Heritage Commerce Corp *	12,403	83,472
Heritage Financial Corp	9,372	135,894
Heritage Financial Group Inc	4,790	69,359
Heritage Oaks Bancorp *	12,273	69,956
Hersha Hospitality Trust REIT	101,665	593,724
HFF Inc ‘A’	19,337	385,386
Highwoods Properties Inc REIT	46,255	1,830,310
Hilltop Holdings Inc *	23,780	320,792
Hingham Institution for Savings	685	47,745
Home Bancorp Inc *	4,066	75,668
Home BancShares Inc	13,037	491,104
Home Federal Bancorp Inc	8,905	113,984
Home Loan Servicing Solutions Ltd (Cayman)	31,407	732,725
Homeowners Choice Inc	5,187	141,346
HomeStreet Inc *	5,313	118,692
HomeTrust Bancshares Inc *	12,538	198,100
Horace Mann Educators Corp	23,512	490,225
Horizon Bancorp	3,969	80,213
Horizon Technology Finance Corp	4,732	69,135
Hudson Pacific Properties Inc REIT	24,983	543,380
Hudson Valley Holding Corp	9,448	140,870
IBERIABANK Corp	17,410	870,848
ICG Group Inc *	22,183	276,844
Independence Holding Co	4,833	49,200
Independent Bank Corp	13,131	427,939
Infinity Property & Casualty Corp	7,006	393,737
Inland Real Estate Corp REIT	45,682	460,931
International Bancshares Corp	31,490	654,992
INTL FCStone Inc *	7,994	139,176
Invesco Mortgage Capital Inc REIT	79,225	1,694,623
Investment Technology Group Inc *	22,970	253,589
Investors Bancorp Inc	25,977	487,848
Investors Real Estate Trust REIT	54,227	535,220
Investors Title Co	723	49,938
iStar Financial Inc REIT *	49,780	542,104
JAVELIN Mortgage Investment Corp	4,055	79,681
JMP Group Inc	9,838	67,981
Kansas City Life Insurance Co	2,394	93,677
KCAP Financial Inc	14,581	157,037
Kearny Financial Corp	9,197	93,809
Kennedy-Wilson Holdings Inc	28,587	443,384
Kite Realty Group Trust REIT	39,008	262,914
Knight Capital Group Inc ‘A’ *	107,082	398,345
Ladenburg Thalmann Financial Services Inc *	62,212	103,272
Lakeland Bancorp Inc	17,680	174,148
Lakeland Financial Corp	9,800	261,562
LaSalle Hotel Properties REIT	56,399	1,431,407
Lexington Realty Trust REIT	89,406	1,054,991
LTC Properties Inc REIT	18,003	733,262
Maiden Holdings Ltd (Bermuda)	30,235	320,189

	Shares	Value
Main Street Capital Corp	18,150	$582,434
MainSource Financial Group Inc	12,064	169,379
Manning & Napier Inc	8,008	132,452
MarketAxess Holdings Inc	21,611	806,090
Marlin Business Services Corp	4,961	115,046
MB Financial Inc	32,254	779,579
MCG Capital Corp	43,055	205,803
Meadowbrook Insurance Group Inc	30,441	214,609
Medallion Financial Corp	11,095	146,676
Medical Properties Trust Inc REIT	88,070	1,412,643
Medley Capital Corp	17,129	271,495
Mercantile Bank Corp	5,303	88,613
Merchants Bancshares Inc	2,979	89,772
Meridian Interstate Bancorp Inc *	5,108	95,775
Metro Bancorp Inc *	8,510	140,755
MetroCorp Bancshares Inc *	9,418	95,028
MGIC Investment Corp *	185,484	918,146
MicroFinancial Inc	5,338	44,999
Middleburg Financial Corp	3,206	62,228
MidSouth Bancorp Inc	5,234	85,105
MidWestOne Financial Group Inc	4,093	97,454
Monmouth Real Estate Investment Corp ‘A’ REIT	24,433	272,428
Montpelier Re Holdings Ltd (Bermuda)	28,306	737,371
MVC Capital Inc	14,146	181,493
NASB Financial Inc *	2,528	53,214
National Bank Holdings Corp ‘A’	4,178	76,457
National Bankshares Inc	4,257	148,697
National Financial Partners Corp *	24,003	538,387
National Health Investors Inc REIT	14,507	949,483
National Interstate Corp	3,806	114,104
National Penn Bancshares Inc	73,063	781,043
National Western Life Insurance Co ‘A’	1,279	225,104
Nationstar Mortgage Holdings Inc *	11,371	419,590
NBT Bancorp Inc	25,827	572,068
Nelnet Inc ‘A’	14,177	479,183
Netspend Holdings Inc *	16,965	269,574
New Mountain Finance Corp	14,036	205,206
New York Mortgage Trust Inc REIT	30,133	227,203
NewStar Financial Inc *	15,694	207,632
NGP Capital Resources Co	12,875	91,541
Nicholas Financial Inc (Canada)	6,096	89,611
Northfield Bancorp Inc	12,418	141,068
Northrim BanCorp Inc	3,956	88,891
NorthStar Realty Finance Corp REIT	114,534	1,085,782
Northwest Bancshares Inc	57,663	731,743
OceanFirst Financial Corp	8,355	120,479
Ocwen Financial Corp *	63,572	2,410,650
OFS Capital Corp	3,884	54,376
Old National Bancorp	60,042	825,577
Omega Healthcare Investors Inc REIT	66,428	2,016,754
OmniAmerican Bancorp Inc *	6,712	169,679
One Liberty Properties Inc REIT	6,961	151,193
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	13,835	187,049
Oppenheimer Holdings Inc ‘A’	6,045	117,696
Oriental Financial Group Inc	26,986	418,553
Oritani Financial Corp	26,829	415,581
Pacific Continental Corp	10,943	122,233
Pacific Mercantile Bancorp *	6,540	38,259
PacWest Bancorp	17,919	521,622
Park National Corp	6,704	467,872
Park Sterling Corp *	26,117	147,300
Parkway Properties Inc REIT	15,251	282,906
Peapack Gladstone Financial Corp	5,414	80,723
Pebblebrook Hotel Trust REIT	35,785	922,895
PennantPark Investment Corp	38,982	440,107
Penns Woods Bancorp Inc	2,328	95,378
Pennsylvania REIT	32,965	639,191
PennyMac Mortgage Investment Trust REIT	35,994	931,885

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Peoples Bancorp Inc	6,419	$143,721
Peoples Federal Bancshares Inc	3,551	67,824
PHH Corp *	33,432	734,167
PICO Holdings Inc *	13,566	301,165
Pinnacle Financial Partners Inc *	20,398	476,497
Piper Jaffray Cos *	8,998	308,631
Platinum Underwriters Holdings Ltd (Bermuda)	19,484	1,087,402
Portfolio Recovery Associates Inc *	10,128	1,285,446
Potlatch Corp REIT	23,889	1,095,550
Preferred Bank *	6,992	110,334
Primerica Inc	26,198	858,770
PrivateBancorp Inc	37,773	714,287
Prospect Capital Corp	118,258	1,290,195
Prosperity Bancshares Inc	28,132	1,333,175
Provident Financial Holdings Inc	5,836	99,270
Provident Financial Services Inc	35,592	543,490
Provident New York Bancorp	23,989	217,580
PS Business Parks Inc REIT	10,865	857,466
Pzena Investment Management Inc ‘A’	6,402	41,613
Radian Group Inc	102,002	1,092,441
RAIT Financial Trust REIT	35,269	281,094
Ramco-Gershenson Properties Trust REIT	34,551	580,457
Redwood Trust Inc REIT	46,704	1,082,599
Regional Management Corp *	2,992	60,438
Renasant Corp	14,883	333,082
Republic Bancorp Inc ‘A’	5,964	135,025
Resource America Inc ‘A’	7,465	74,351
Resource Capital Corp REIT	62,379	412,325
Retail Opportunity Investments Corp REIT	33,333	466,995
RLI Corp	12,648	908,759
RLJ Lodging Trust REIT	71,786	1,633,849
Rockville Financial Inc	17,054	221,020
Roma Financial Corp	4,493	72,158
Rouse Properties Inc REIT	13,199	238,902
Ryman Hospitality Properties REIT	19,335	884,576
S&T Bancorp Inc	17,109	317,201
S.Y. Bancorp Inc	7,351	165,398
Sabra Health Care REIT Inc	21,845	633,723
Safeguard Scientifics Inc *	12,236	193,329
Safety Insurance Group Inc	7,608	373,933
Sandy Spring Bancorp Inc	14,447	290,385
Saul Centers Inc REIT	4,423	193,462
SCBT Financial Corp	9,826	495,230
Seacoast Banking Corp of Florida *	45,182	94,430
Select Income REIT	6,855	181,315
Selective Insurance Group Inc	32,561	781,790
SI Financial Group Inc	6,377	77,098
Sierra Bancorp	7,482	98,388
Silver Bay Realty Trust Corp REIT	27,424	567,677
Simmons First National Corp ‘A’	10,243	259,353
Simplicity Bancorp Inc	5,011	75,315
Solar Capital Ltd	26,507	622,649
Solar Senior Capital Ltd	6,168	118,426
Southside Bancshares Inc	10,175	213,777
Southwest Bancorp Inc *	11,664	146,500
Sovran Self Storage Inc REIT	17,928	1,156,177
Spirit Realty Capital Inc REIT	19,698	374,262
STAG Industrial Inc REIT	21,150	449,861
Starwood Property Trust Inc REIT	80,215	2,226,768
State Auto Financial Corp	9,073	158,052
State Bank Financial Corp	18,865	308,820
StellarOne Corp	13,845	223,597
Stellus Capital Investment Corp	4,849	71,862
Sterling Bancorp	18,736	190,358
Sterling Financial Corp	15,771	342,073
Stewart Information Services Corp	11,686	297,642
Stifel Financial Corp *	36,124	1,252,419
Strategic Hotels & Resorts Inc REIT *	106,901	892,623
Suffolk Bancorp *	5,990	85,298

	Shares	Value
Summit Hotel Properties Inc REIT	33,002	$345,531
Sun Bancorp Inc *	24,849	84,735
Sun Communities Inc REIT	20,944	1,033,168
Sunstone Hotel Investors Inc REIT *	95,842	1,179,815
Susquehanna Bancshares Inc	111,075	1,380,662
SWS Group Inc *	17,319	104,780
Symetra Financial Corp	45,652	612,193
Taylor Capital Group Inc *	9,663	154,511
TCP Capital Corp	3,332	53,179
Tejon Ranch Co *	7,797	232,195
Terreno Realty Corp REIT	10,154	182,569
Territorial Bancorp Inc	6,499	154,546
Texas Capital Bancshares Inc *	23,721	959,514
The Bancorp Inc *	18,661	258,455
The First Bancorp Inc	5,384	96,966
The First Marblehead Corp *	34,457	34,802
The First of Long Island Corp	4,655	138,021
The Geo Group Inc REIT	42,010	1,580,416
The Navigators Group Inc *	5,956	349,915
The Phoenix Cos Inc *	3,392	104,372
THL Credit Inc	8,974	134,431
Thomas Properties Group Inc	18,957	97,249
TICC Capital Corp	30,096	299,154
Tompkins Financial Corp	6,607	279,344
Tower Group International Ltd (Bermuda)	23,237	428,723
TowneBank	15,677	234,685
Tree.com Inc	3,831	70,835
Triangle Capital Corp	16,253	454,921
TriCo Bancshares	9,466	161,869
TrustCo Bank Corp NY	56,610	315,884
Trustmark Corp	39,397	985,319
Two Harbors Investment Corp REIT	211,233	2,663,648
UMB Financial Corp	19,108	937,630
UMH Properties Inc REIT	8,354	85,796
Umpqua Holdings Corp	66,072	876,115
Union First Market Bankshares Corp	12,165	237,947
United Bankshares Inc	15,589	414,823
United Community Banks Inc *	24,968	283,137
United Financial Bancorp Inc	11,749	178,585
United Fire Group Inc	12,060	307,168
Universal Health Realty Income Trust REIT	7,031	405,759
Universal Insurance Holdings Inc	12,379	60,038
Univest Corp of Pennsylvania	9,955	173,416
Urstadt Biddle Properties Inc ‘A’ REIT	14,879	323,767
ViewPoint Financial Group Inc	19,824	398,661
Virginia Commerce Bancorp Inc *	15,930	223,817
Virtus Investment Partners Inc *	3,580	666,882
Walker & Dunlop Inc *	6,878	123,598
Walter Investment Management Corp *	21,132	787,167
Washington Banking Co	9,129	127,258
Washington REIT	39,278	1,093,500
Washington Trust Bancorp Inc	8,492	232,511
Waterstone Financial Inc *	4,396	36,355
Webster Financial Corp	42,599	1,033,452
WesBanco Inc	15,114	361,980
West Bancorp Inc	9,690	107,559
West Coast Bancorp	11,557	280,604
Westamerica Bancorp	16,480	747,038
Western Alliance Bancorp *	43,086	596,310
Western Asset Mortgage Capital Corp REIT	11,073	257,337
Westfield Financial Inc	13,157	102,361
Westwood Holdings Group Inc	3,957	175,810
WhiteHorse Finance Inc	3,373	53,395
Whitestone REIT	8,089	122,467
Wilshire Bancorp Inc *	36,917	250,297
Winthrop Realty Trust REIT	17,114	215,294
Wintrust Financial Corp	21,397	792,545
WisdomTree Investments Inc *	34,480	358,592
World Acceptance Corp *	5,763	494,869
WSFS Financial Corp	4,459	216,886

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
ZAIS Financial Corp REIT *	2,697	$55,639
Zillow Inc ‘A’ *	2,067	113,003

		188,056,603

Health Care - 12.1%

Abaxis Inc	12,791	605,270
ABIOMED Inc *	19,699	367,780
Acadia Healthcare Co Inc *	15,923	467,977
Accretive Health Inc *	33,500	340,360
Accuray Inc *	42,444	196,940
Achillion Pharmaceuticals Inc *	42,391	370,497
Acorda Therapeutics Inc *	23,599	755,876
Acura Pharmaceuticals Inc *	6,687	14,243
Aegerion Pharmaceuticals Inc *	16,559	667,990
Affymax Inc *	21,833	30,348
Affymetrix Inc *	42,069	198,566
Agenus Inc *	14,863	57,817
Air Methods Corp	22,709	1,095,482
Akorn Inc *	33,488	463,139
Align Technology Inc *	42,410	1,421,159
Alkermes PLC * (Ireland)	72,202	1,711,909
Almost Family Inc	4,854	99,167
Alnylam Pharmaceuticals Inc *	32,459	791,026
Alphatec Holdings Inc *	32,994	69,617
AMAG Pharmaceuticals Inc *	12,598	300,462
Amedisys Inc *	17,780	197,714
Amicus Therapeutics Inc *	18,565	58,851
AMN Healthcare Services Inc *	26,174	414,334
Ampio Pharmaceuticals Inc *	15,256	69,720
AmSurg Corp *	18,597	625,603
Anacor Pharmaceuticals Inc *	9,386	60,634
Analogic Corp	7,232	571,473
AngioDynamics Inc *	14,489	165,609
Anika Therapeutics Inc *	6,970	101,204
Antares Pharma Inc *	63,552	227,516
Arena Pharmaceuticals Inc *	128,181	1,052,366
ArQule Inc *	35,747	92,585
Array BioPharma Inc *	68,970	339,332
ArthroCare Corp *	16,294	566,379
Assisted Living Concepts Inc ‘A’	11,622	138,186
Astex Pharmaceuticals Inc *	55,536	247,691
athenahealth Inc *	21,144	2,051,814
AtriCure Inc *	9,916	78,535
Atrion Corp	928	178,167
Auxilium Pharmaceuticals Inc *	28,500	492,480
AVANIR Pharmaceuticals Inc ‘A’ *	80,733	221,208
AVEO Pharmaceuticals Inc *	26,928	197,921
BG Medicine Inc *	8,827	16,418
Bio-Reference Labs Inc *	14,490	376,450
BioCryst Pharmaceuticals Inc *	30,318	36,078
BioDelivery Sciences International Inc *	16,203	68,215
BioScrip Inc *	25,863	328,719
BioSpecifics Technologies Corp *	2,866	48,865
Biotime Inc *	18,809	71,850
Cadence Pharmaceuticals Inc *	35,866	239,944
Cambrex Corp *	17,635	225,552
Cantel Medical Corp	12,528	376,592
Capital Senior Living Corp *	16,635	439,663
Cardiovascular Systems Inc *	10,642	217,948
Celldex Therapeutics Inc *	47,399	548,880
Cempra Inc *	2,230	15,052
Centene Corp *	30,393	1,338,508
Cepheid Inc *	38,686	1,484,382
Cerus Corp *	36,590	161,728
Chemed Corp	11,359	908,493
ChemoCentryx Inc *	3,164	43,726
Chindex International Inc *	6,928	95,191
Clovis Oncology Inc *	8,138	233,316
Codexis Inc *	16,514	39,468
Computer Programs & Systems Inc	6,518	352,689

	Shares	Value
Conceptus Inc *	18,514	$447,113
CONMED Corp	16,650	567,099
Corcept Therapeutics Inc *	29,785	59,570
Cornerstone Therapeutics Inc *	4,748	33,568
Coronado Biosciences Inc *	11,096	107,853
Corvel Corp *	3,713	183,756
Cross Country Healthcare Inc *	15,952	84,705
CryoLife Inc	16,331	98,149
Cubist Pharmaceuticals Inc *	37,349	1,748,680
Cumberland Pharmaceuticals Inc *	7,044	35,079
Curis Inc *	46,422	152,264
Cyberonics Inc *	16,256	760,943
Cynosure Inc ‘A’ *	7,254	189,837
Cytori Therapeutics Inc *	36,721	92,170
Dendreon Corp *	90,865	429,791
Depomed Inc *	32,995	193,681
Derma Sciences Inc *	6,784	81,951
DexCom Inc *	40,425	675,906
Discovery Laboratories Inc *	26,394	60,442
Durata Therapeutics Inc *	4,948	44,532
Dyax Corp *	58,700	255,932
Dynavax Technologies Corp *	106,806	237,109
Emergent Biosolutions Inc *	15,448	215,963
Emeritus Corp *	18,082	502,499
Endocyte Inc *	17,445	217,190
Endologix Inc *	32,607	526,603
EnteroMedics Inc *	20,553	20,553
Enzon Pharmaceuticals Inc	23,055	87,609
Exact Sciences Corp *	37,526	367,755
Exactech Inc *	5,139	106,326
ExamWorks Group Inc *	17,144	296,934
Exelixis Inc *	108,049	499,186
Five Star Quality Care Inc *	24,319	162,694
Fluidigm Corp *	14,276	264,249
Furiex Pharmaceuticals Inc *	4,381	164,200
Genomic Health Inc *	9,529	269,480
Gentiva Health Services Inc *	17,833	192,953
Geron Corp *	80,137	85,747
Globus Medical Inc ‘A’ *	5,681	83,397
Greatbatch Inc *	13,902	415,253
Greenway Medical Technologies Inc *	4,706	74,825
GTx Inc *	16,324	67,745
Haemonetics Corp *	29,924	1,246,634
Halozyme Therapeutics Inc *	52,796	304,633
Hanger Inc *	20,122	634,447
Hansen Medical Inc *	32,951	66,232
Harvard Bioscience Inc *	14,702	83,066
HealthSouth Corp *	56,259	1,483,550
HealthStream Inc *	11,606	266,242
Healthways Inc *	19,906	243,848
HeartWare International Inc *	9,570	846,275
Hi-Tech Pharmacal Co Inc	6,336	209,785
HMS Holdings Corp *	50,680	1,375,962
Horizon Pharma Inc *	22,915	62,100
Hyperion Therapeutics Inc *	2,360	60,935
ICU Medical Inc *	7,376	434,815
Idenix Pharmaceuticals Inc *	53,654	191,008
ImmunoCellular Therapeutics Ltd *	30,074	82,403
ImmunoGen Inc *	49,252	790,987
Immunomedics Inc *	41,786	100,704
Impax Laboratories Inc *	39,453	609,154
Infinity Pharmaceuticals Inc *	17,564	851,327
Insulet Corp *	30,645	792,480
Integra LifeSciences Holdings Corp *	11,466	447,289
Intercept Pharmaceuticals Inc *	2,672	99,933
InterMune Inc *	48,010	434,490
Invacare Corp	18,622	243,017
IPC The Hospitalist Co Inc *	9,758	434,036
Ironwood Pharmaceuticals Inc ‘A’ *	44,252	809,369
Isis Pharmaceuticals Inc *	59,077	1,000,764

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Jazz Pharmaceuticals PLC * (Ireland)	24,503	$1,369,963
KaloBios Pharmaceuticals Inc *	4,352	26,112
Keryx Biopharmaceuticals Inc *	48,401	340,743
Kindred Healthcare Inc *	31,023	326,672
KYTHERA Biopharmaceuticals Inc *	2,902	70,693
Landauer Inc	5,551	312,965
Lannett Co Inc *	9,417	95,206
Lexicon Pharmaceuticals Inc *	125,897	274,455
LHC Group Inc *	8,789	188,876
Ligand Pharmaceuticals Inc ‘B’ *	10,236	272,789
LipoScience Inc *	2,756	28,966
Luminex Corp *	24,516	405,004
Magellan Health Services Inc *	16,077	764,783
MAKO Surgical Corp *	23,383	260,720
MannKind Corp *	78,668	266,685
Masimo Corp	29,411	577,044
Maxygen Inc	17,008	40,989
MedAssets Inc *	34,307	660,410
Medidata Solutions Inc *	13,752	797,341
Merge Healthcare Inc *	35,378	102,242
Meridian Bioscience Inc	24,360	555,895
Merit Medical Systems Inc *	24,733	303,227
Merrimack Pharmaceuticals Inc *	9,197	56,102
Molina Healthcare Inc *	17,678	545,720
Momenta Pharmaceuticals Inc *	27,515	367,050
MWI Veterinary Supply Inc *	7,499	991,818
National Healthcare Corp	6,230	284,836
National Research Corp	1,523	88,395
Natus Medical Inc *	17,573	236,181
Navidea Biopharmaceuticals Inc *	62,538	169,478
Nektar Therapeutics *	67,609	743,699
Neogen Corp *	13,865	687,288
Neurocrine Biosciences Inc *	39,148	475,257
NewLink Genetics Corp *	8,878	108,933
Novavax Inc *	77,853	177,505
NPS Pharmaceuticals Inc *	50,788	517,530
NuVasive Inc *	25,425	541,807
NxStage Medical Inc *	30,750	346,860
Obagi Medical Products Inc *	10,196	201,371
Omeros Corp *	15,386	63,390
Omnicell Inc *	19,941	376,486
OncoGenex Pharmaceutical Inc *	8,587	97,291
Oncothyreon Inc *	34,973	72,744
Opko Health Inc *	63,054	481,102
Optimer Pharmaceuticals Inc *	27,671	329,285
OraSure Technologies Inc *	31,819	171,823
Orexigen Therapeutics Inc *	48,080	300,500
Orthofix International NV * (Netherlands)	10,996	394,427
Osiris Therapeutics Inc *	9,674	100,610
Owens & Minor Inc	37,476	1,220,219
Pacific Biosciences of California Inc *	22,243	55,385
Pacira Pharmaceuticals Inc *	10,875	313,852
Pain Therapeutics Inc *	22,527	77,268
Palomar Medical Technologies Inc *	11,396	153,732
PAREXEL International Corp *	35,320	1,395,493
PDI Inc *	5,898	34,798
PDL BioPharma Inc	82,761	604,983
Pernix Therapeutics Holdings *	5,482	27,191
Pharmacyclics Inc *	32,103	2,581,402
PharMerica Corp *	17,293	242,102
PhotoMedex Inc *	7,746	124,633
POZEN Inc *	16,218	85,469
Progenics Pharmaceuticals Inc *	25,985	140,059
Quality Systems Inc	23,309	426,089
Questcor Pharmaceuticals Inc	31,733	1,032,592
Quidel Corp *	16,637	395,129
Raptor Pharmaceutical Corp *	30,890	180,706
Regulus Therapeutics Inc *	6,973	54,041
Repligen Corp *	18,296	126,425
Repros Therapeutics Inc *	10,777	173,510

	Shares	Value
Rigel Pharmaceuticals Inc *	50,717	$344,368
Rochester Medical Corp *	6,317	92,355
Rockwell Medical Technologies Inc *	14,213	56,283
RTI Biologics Inc *	33,648	132,573
Sagent Pharmaceuticals Inc *	5,544	97,297
Sangamo Biosciences Inc *	31,401	300,194
Santarus Inc *	32,304	559,828
SciClone Pharmaceuticals Inc *	33,926	156,060
Seattle Genetics Inc *	56,064	1,990,833
Select Medical Holdings Corp	20,817	187,353
Sequenom Inc *	68,144	282,798
SIGA Technologies Inc *	20,994	75,159
Skilled Healthcare Group Inc ‘A’ *	11,184	73,479
Solta Medical Inc *	41,625	91,575
Spectranetics Corp *	20,258	375,381
Spectrum Pharmaceuticals Inc	35,444	264,412
Staar Surgical Co *	21,903	123,314
STERIS Corp	34,168	1,421,730
Sucampo Pharmaceuticals Inc ‘A’ *	6,864	44,891
Sunesis Pharmaceuticals Inc *	18,023	98,586
Supernus Pharmaceuticals Inc *	2,558	14,376
SurModics Inc *	7,516	204,811
Symmetry Medical Inc *	21,616	247,503
Synageva BioPharma Corp *	6,570	360,824
Synergy Pharmaceuticals Inc *	24,542	148,970
Synta Pharmaceuticals Corp *	23,584	202,822
Targacept Inc *	15,966	68,334
Team Health Holdings Inc *	16,734	608,783
TESARO Inc *	3,025	66,429
The Ensign Group Inc	10,301	344,053
The Medicines Co *	32,515	1,086,651
The Providence Service Corp *	7,719	142,724
Theravance Inc *	35,730	843,943
Threshold Pharmaceuticals Inc *	26,970	124,332
Tornier NV * (Netherlands)	9,533	179,697
Transcept Pharmaceuticals Inc *	7,802	37,372
Triple-S Management Corp ‘B’ *	11,405	198,675
Trius Therapeutics Inc *	17,235	117,887
U.S. Physical Therapy Inc	6,894	185,104
Unilife Corp *	52,298	114,010
Universal American Corp	22,248	185,326
Utah Medical Products Inc	1,912	93,248
Vanda Pharmaceuticals Inc *	17,293	67,789
Vanguard Health Systems Inc *	18,643	277,221
Vascular Solutions Inc *	9,535	154,658
Ventrus Biosciences Inc *	10,646	31,832
Verastem Inc *	3,788	36,441
Vical Inc *	44,706	177,930
ViroPharma Inc *	38,863	977,793
Vivus Inc *	58,818	646,998
Vocera Communications Inc *	4,233	97,359
Volcano Corp *	31,386	698,652
WellCare Health Plans Inc *	25,433	1,474,097
West Pharmaceutical Services Inc	20,016	1,299,839
Wright Medical Group Inc *	25,765	613,465
XenoPort Inc *	25,577	182,876
XOMA Corp *	48,571	169,513
Zeltiq Aesthetics Inc *	10,443	39,892
ZIOPHARM Oncology Inc *	39,697	72,645
Zogenix Inc *	32,413	58,343

		97,045,482

Industrials - 15.2%

A.O. Smith Corp	23,016	1,693,287
AAON Inc	10,984	303,049
AAR Corp	23,671	435,310
ABM Industries Inc	31,644	703,763
Acacia Research Corp *	29,274	883,197
ACCO Brands Corp *	66,602	444,901
Accuride Corp *	27,965	150,731

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Aceto Corp	15,880	$175,792
Acorn Energy Inc	10,544	77,498
Actuant Corp ‘A’	42,962	1,315,496
Acuity Brands Inc	25,024	1,735,414
Aegion Corp *	23,131	535,483
Aerovironment Inc *	10,246	185,760
Air Transport Services Group Inc *	31,796	185,371
Aircastle Ltd (Bermuda)	32,632	446,406
Alamo Group Inc	4,033	154,262
Alaska Air Group Inc *	42,008	2,686,832
Albany International Corp ‘A’	16,243	469,423
Allegiant Travel Co	8,838	784,638
Altra Holdings Inc	15,836	431,056
AMERCO	5,116	887,831
Ameresco Inc ‘A’ *	11,820	87,468
American Railcar Industries Inc	5,635	263,380
American Science & Engineering Inc	4,934	300,925
American Superconductor Corp *	22,793	60,629
American Woodmark Corp *	5,733	195,094
Ampco-Pittsburgh Corp	5,025	95,023
API Technologies Corp *	19,742	48,960
Apogee Enterprises Inc	16,721	484,073
Applied Industrial Technologies Inc	24,879	1,119,555
ARC Document Solutions Inc *	20,945	62,416
Argan Inc	6,021	89,773
Arkansas Best Corp	15,135	176,777
Astec Industries Inc	11,755	410,602
Astronics Corp *	7,171	213,839
AT Cross Co ‘A’ *	5,760	79,315
Atlas Air Worldwide Holdings Inc *	15,534	633,166
Avis Budget Group Inc *	62,623	1,742,798
AZZ Inc	14,892	717,794
Barnes Group Inc	31,983	925,268
Barrett Business Services Inc	4,112	216,538
Beacon Roofing Supply Inc *	27,688	1,070,418
Belden Inc	26,819	1,385,201
Blount International Inc *	29,030	388,421
BlueLinx Holdings Inc *	19,651	56,005
Brady Corp ‘A’	28,891	968,715
Briggs & Stratton Corp	28,725	712,380
Builders FirstSource Inc *	27,185	159,304
CAI International Inc *	8,535	245,979
Capstone Turbine Corp *	175,372	157,835
Cascade Corp	5,579	362,523
Casella Waste Systems Inc ‘A’ *	21,754	95,065
CBIZ Inc *	22,236	141,866
CDI Corp	8,014	137,841
Ceco Environmental Corp	4,322	55,883
Celadon Group Inc	11,831	246,795
Cenveo Inc *	32,015	68,832
Chart Industries Inc *	17,631	1,410,656
CIRCOR International Inc	10,217	434,223
CLARCOR Inc	29,643	1,552,700
Coleman Cable Inc	5,021	75,315
Columbus McKinnon Corp *	11,450	220,413
Comfort Systems USA Inc	22,231	313,235
Commercial Vehicle Group Inc *	14,548	113,474
Compx International Inc	349	4,422
Consolidated Graphics Inc *	4,398	171,962
Courier Corp	5,706	82,223
CPI Aerostructures Inc *	3,978	34,091
CRA International Inc *	6,026	134,802
Cubic Corp	9,321	398,193
Curtiss-Wright Corp	27,610	958,067
Deluxe Corp	30,114	1,246,720
DigitalGlobe Inc *	31,533	911,619
Douglas Dynamics Inc	12,993	179,563
DXP Enterprises Inc *	5,159	385,377
Dycom Industries Inc *	20,015	394,095
Dynamic Materials Corp	7,929	137,965

	Shares	Value
Echo Global Logistics Inc *	8,774	$194,081
Edgen Group Inc *	8,620	62,323
EMCOR Group Inc	39,409	1,670,548
Encore Wire Corp	9,786	342,706
Energy Recovery Inc *	25,593	94,694
EnergySolutions Inc *	47,304	177,390
EnerNOC Inc *	15,094	262,183
EnerSys *	28,274	1,288,729
Ennis Inc	15,475	233,208
Enphase Energy Inc *	4,734	29,351
EnPro Industries Inc *	12,080	618,134
ESCO Technologies Inc	15,733	642,850
Esterline Technologies Corp *	18,059	1,367,066
Exponent Inc	7,862	424,076
Federal Signal Corp *	36,978	301,001
Flow International Corp *	28,746	112,397
Forward Air Corp	17,106	637,883
Franklin Covey Co *	8,270	120,163
Franklin Electric Co Inc	27,607	926,767
FreightCar America Inc	7,090	154,704
FTI Consulting Inc *	24,717	930,842
FuelCell Energy Inc *	88,996	83,994
Furmanite Corp *	21,932	146,725
G&K Services Inc ‘A’	11,122	506,162
Genco Shipping & Trading Ltd *	18,374	52,917
GenCorp Inc *	35,290	469,357
Generac Holdings Inc	14,606	516,176
Genesee & Wyoming Inc ‘A’ *	26,162	2,435,944
Gibraltar Industries Inc *	18,064	329,668
Global Power Equipment Group Inc	10,220	180,076
GP Strategies Corp *	8,688	207,296
Graham Corp	5,803	143,566
Granite Construction Inc	22,817	726,493
Great Lakes Dredge & Dock Co	35,242	237,179
Griffon Corp	26,897	320,612
H&E Equipment Services Inc	16,897	344,699
Hardinge Inc	6,751	92,016
Hawaiian Holdings Inc *	30,364	174,897
Healthcare Services Group Inc	39,641	1,015,999
Heartland Express Inc	28,284	377,309
HEICO Corp	31,063	1,348,445
Heidrick & Struggles International Inc	10,594	158,380
Heritage-Crystal Clean Inc *	4,716	71,212
Herman Miller Inc	34,356	950,631
Hexcel Corp *	58,758	1,704,570
Hill International Inc *	13,277	39,698
HNI Corp	26,884	954,113
Houston Wire & Cable Co	10,458	135,431
Hub Group Inc ‘A’ *	21,799	838,390
Hudson Global Inc *	20,023	78,891
Hurco Cos Inc *	3,747	102,031
Huron Consulting Group Inc *	13,481	543,554
Hyster-Yale Materials Handling Inc	6,501	371,142
ICF International Inc *	11,653	316,962
II-VI Inc *	30,879	526,178
InnerWorkings Inc *	18,883	285,889
Insperity Inc	13,351	378,768
Insteel Industries Inc	10,384	169,467
Interface Inc	34,539	663,840
International Shipholding Corp	3,289	59,860
Intersections Inc	5,392	50,739
JetBlue Airways Corp *	137,932	951,731
John Bean Technologies Corp	17,137	355,593
Kadant Inc *	6,907	172,675
Kaman Corp	15,521	550,530
Kaydon Corp	18,871	482,720
Kelly Services Inc ‘A’	15,628	291,931
Kforce Inc	16,103	263,606
Kimball International Inc ‘B’	19,340	175,220
Knight Transportation Inc	34,161	549,992

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Knoll Inc	28,303	$513,133
Korn/Ferry International *	28,184	503,366
Kratos Defense & Security Solutions Inc *	23,274	117,068
Layne Christensen Co *	11,765	251,536
LB Foster Co ‘A’	5,339	236,464
Lindsay Corp	7,499	661,262
LMI Aerospace Inc *	5,327	110,748
LSI Industries Inc	11,883	82,943
Lydall Inc *	10,143	155,695
Marten Transport Ltd	9,214	185,478
MasTec Inc *	32,388	944,110
McGrath RentCorp	14,565	452,972
Meritor Inc *	57,382	271,417
Met-Pro Corp	8,934	92,288
Metalico Inc *	24,490	39,674
Michael Baker Corp	5,072	124,264
Miller Industries Inc	6,506	104,421
Mine Safety Appliances Co	16,301	808,856
Mistras Group Inc *	9,189	222,466
Mobile Mini Inc *	22,516	662,646
Moog Inc ‘A’ *	26,639	1,220,865
Mueller Industries Inc	11,657	621,202
Mueller Water Products Inc ‘A’	92,623	549,254
Multi-Color Corp	7,923	204,334
MYR Group Inc *	12,204	299,730
National Presto Industries Inc	2,827	227,574
Navigant Consulting Inc *	30,664	402,925
NCI Building Systems Inc *	10,726	186,311
NL Industries Inc	4,109	51,075
NN Inc *	10,246	96,927
Nortek Inc *	4,529	323,189
Northwest Pipe Co *	5,499	153,862
Odyssey Marine Exploration Inc *	44,396	144,731
Old Dominion Freight Line Inc *	42,040	1,605,928
Omega Flex Inc	1,637	28,140
On Assignment Inc *	25,349	641,583
Orbital Sciences Corp *	34,724	579,544
Orion Marine Group Inc *	16,060	159,636
Pacer International Inc *	20,489	103,060
Park-Ohio Holdings Corp *	5,029	166,611
Patrick Industries Inc *	2,548	40,156
Patriot Transportation Holding Inc *	3,814	106,105
Pendrell Corp *	91,895	152,546
Performant Financial Corp *	5,457	67,012
PGT Inc *	11,950	82,097
Pike Electric Corp	10,274	146,199
PMFG Inc *	12,579	77,612
Powell Industries Inc *	5,314	279,357
Preformed Line Products Co	1,377	96,349
Primoris Services Corp	17,614	389,446
Proto Labs Inc *	3,103	152,357
Quad/Graphics Inc	14,739	352,852
Quality Distribution Inc *	12,652	106,403
Quanex Building Products Corp	21,938	353,202
Rand Logistics Inc *	10,466	64,104
Raven Industries Inc	21,317	716,464
RBC Bearings Inc *	13,034	658,999
Republic Airways Holdings Inc *	28,424	328,013
Resources Connection Inc	25,247	320,637
Rexnord Corp *	16,897	358,723
Roadrunner Transportation Systems Inc *	8,458	194,534
RPX Corp *	12,600	177,786
Rush Enterprises Inc ‘A’ *	19,503	470,412
Saia Inc *	9,482	342,964
Sauer-Danfoss Inc	6,874	401,648
Schawk Inc	7,166	78,754
SeaCube Container Leasing Ltd (Bermuda)	6,545	150,273
SIFCO Industries Inc	1,518	27,946
Simpson Manufacturing Co Inc	23,579	721,753
SkyWest Inc	29,947	480,649

	Shares	Value
Solarcity Corp *	7,610	$143,677
Spirit Airlines Inc *	24,562	622,892
Standard Parking Corp *	9,304	192,593
Standex International Corp	7,424	409,953
Steelcase Inc ‘A’	44,970	662,408
Sterling Construction Co Inc *	9,663	105,230
Sun Hydraulics Corp	12,155	395,159
Swift Transportation Co *	46,578	660,476
Swisher Hygiene Inc *	66,247	85,459
Sypris Solutions Inc	6,674	27,897
TAL International Group Inc	17,239	781,099
Taser International Inc *	30,657	243,723
Team Inc *	11,721	481,381
Teledyne Technologies Inc *	21,670	1,699,795
Tennant Co	11,106	539,307
Tetra Tech Inc *	37,394	1,140,143
Textainer Group Holdings Ltd (Bermuda)	8,126	321,383
The Advisory Board Co *	20,217	1,061,797
The Brink’s Co	27,857	787,239
The Corporate Executive Board Co	19,773	1,149,998
The Dolan Co *	18,335	43,821
The Eastern Co	3,707	65,021
The ExOne Co *	3,448	115,508
The Gorman-Rupp Co	8,990	270,150
The Greenbrier Cos Inc *	13,618	309,265
The KEYW Holding Corp *	14,790	238,563
The Middleby Corp *	11,041	1,679,888
Thermon Group Holdings Inc *	8,692	193,049
Titan International Inc	31,461	663,198
Titan Machinery Inc *	10,023	278,138
TMS International Corp ‘A’ *	7,471	98,617
TRC Cos Inc *	9,118	58,811
Trex Co Inc *	8,817	433,620
TriMas Corp *	18,940	614,982
TrueBlue Inc *	23,822	503,597
Tutor Perini Corp *	21,131	407,828
Twin Disc Inc	5,029	126,127
UniFirst Corp	8,540	772,870
United Stationers Inc	23,947	925,552
Universal Forest Products Inc	11,589	461,358
Universal Truckload Services Inc *	3,301	77,012
US Airways Group Inc *	95,854	1,626,642
US Ecology Inc	10,894	289,236
USG Corp *	43,786	1,157,702
Viad Corp	12,002	331,975
Vicor Corp *	12,003	59,655
VSE Corp	2,298	57,427
Wabash National Corp *	40,274	409,184
WageWorks Inc *	4,177	104,550
Watsco Inc	17,366	1,461,870
Watts Water Technologies Inc ‘A’	16,561	794,762
Werner Enterprises Inc	26,087	629,740
Wesco Aircraft Holdings Inc *	10,323	151,955
Willis Lease Finance Corp *	2,795	42,260
Woodward Inc	40,749	1,620,180
XPO Logistics Inc *	10,364	174,530

		121,478,333

Information Technology - 16.2%

3D Systems Corp *	45,902	1,479,880
Accelrys Inc *	32,879	320,899
ACI Worldwide Inc *	23,456	1,146,060
Actuate Corp *	29,578	177,468
Acxiom Corp *	45,282	923,753
ADTRAN Inc	37,568	738,211
Advanced Energy Industries Inc *	23,386	427,964
Advent Software Inc *	18,598	520,186
Aeroflex Holding Corp *	11,614	91,286
Agilysys Inc *	8,730	86,776

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Alpha & Omega Semiconductor Ltd * (Bermuda)	9,956	$88,409
Ambarella Inc * (Cayman)	3,482	54,528
Ambient Corp *	1,678	4,111
American Software Inc ‘A’	14,172	117,911
Amkor Technology Inc *	43,393	173,572
ANADIGICS Inc *	46,554	93,108
Anaren Inc *	7,712	149,536
Angie’s List Inc *	20,958	414,130
Anixter International Inc	16,636	1,163,189
Applied Micro Circuits Corp *	38,789	287,814
ARRIS Group Inc *	66,703	1,145,291
Aruba Networks Inc *	65,974	1,632,197
Aspen Technology Inc *	55,228	1,783,312
ATMI Inc *	18,742	420,383
Audience Inc *	3,682	56,151
AVG Technologies NV * (Netherlands)	4,907	68,305
Aviat Networks Inc *	36,901	124,356
Avid Technology Inc *	17,502	109,738
Aware Inc	7,087	32,813
Axcelis Technologies Inc *	65,058	81,323
AXT Inc *	19,665	57,815
Badger Meter Inc	8,561	458,185
Bankrate Inc *	27,139	324,040
Bazaarvoice Inc *	6,264	45,852
Bel Fuse Inc ‘B’	6,368	99,404
Benchmark Electronics Inc *	33,901	610,896
Black Box Corp	9,656	210,597
Blackbaud Inc	26,608	788,395
Blucora Inc *	23,562	364,740
Bottomline Technologies Inc *	22,055	628,788
Brightcove Inc *	3,525	21,890
BroadSoft Inc *	16,198	428,761
Brooks Automation Inc	39,041	397,437
Cabot Microelectronics Corp *	13,860	481,635
CACI International Inc ‘A’ *	13,327	771,234
CalAmp Corp *	20,474	224,600
Calix Inc *	23,217	189,219
Callidus Software Inc *	21,390	97,752
Carbonite Inc *	6,932	75,905
Cardtronics Inc *	25,963	712,944
Cass Information Systems Inc	6,070	255,183
Cavium Inc *	29,326	1,138,142
Ceva Inc *	13,777	214,921
Checkpoint Systems Inc *	23,922	312,421
CIBER Inc *	43,486	204,384
Ciena Corp *	58,493	936,473
Cirrus Logic Inc *	38,078	866,275
Cognex Corp	25,249	1,064,245
Coherent Inc	13,927	790,218
Cohu Inc	14,461	135,355
CommVault Systems Inc *	26,362	2,161,157
Computer Task Group Inc	9,021	192,959
comScore Inc *	20,754	348,252
Comtech Telecommunications Corp	9,847	239,085
Comverse Inc *	12,871	360,903
Constant Contact Inc *	18,087	234,769
Convergys Corp	64,368	1,096,187
Cornerstone OnDemand Inc *	19,837	676,442
CoStar Group Inc *	16,635	1,820,867
Cray Inc *	23,104	536,244
CSG Systems International Inc *	19,949	422,719
CTS Corp	20,108	209,928
Cymer Inc *	18,259	1,754,690
Daktronics Inc	21,566	226,443
Datalink Corp *	8,952	108,140
Dealertrack Technologies Inc *	25,021	735,117
Demand Media Inc *	17,950	154,909
Demandware Inc *	3,824	96,938
Dice Holdings Inc *	25,149	254,759

	Shares	Value
Digi International Inc *	15,174	$135,504
Digimarc Corp	4,165	91,505
Digital River Inc *	21,779	307,955
Diodes Inc *	20,886	438,188
DSP Group Inc *	12,546	101,246
DTS Inc *	10,860	180,602
E2open Inc *	2,637	52,582
Earthlink Inc	62,361	337,997
Ebix Inc	16,750	271,685
Echelon Corp *	23,469	57,264
Electro Rent Corp	11,168	207,055
Electro Scientific Industries Inc	13,529	149,495
Electronics for Imaging Inc *	27,337	693,266
Ellie Mae Inc *	14,863	357,455
Emulex Corp *	51,572	336,765
Entegris Inc *	80,914	797,812
Entropic Communications Inc *	52,368	213,138
Envestnet Inc *	12,553	219,803
Envivio Inc *	4,678	7,953
EPAM Systems Inc *	2,863	66,507
EPIQ Systems Inc	18,726	262,726
ePlus Inc	2,334	107,854
Euronet Worldwide Inc *	29,844	786,091
Exa Corp *	3,479	33,120
ExactTarget Inc *	5,796	134,873
Exar Corp *	22,090	231,945
ExlService Holdings Inc *	13,711	450,818
Extreme Networks Inc *	56,351	189,903
Fabrinet * (Cayman)	13,044	190,573
Fair Isaac Corp	20,201	922,984
FalconStor Software Inc *	18,753	50,258
FARO Technologies Inc *	9,953	431,861
FEI Co	22,379	1,444,564
Finisar Corp *	53,812	709,780
First Solar Inc *	35,509	957,323
FleetMatics Group PLC * (Ireland)	5,226	126,731
FormFactor Inc *	29,539	138,833
Forrester Research Inc	8,302	262,758
Gerber Scientific Inc Escrow Shares * +	9,525	-
Global Cash Access Holdings Inc *	22,379	157,772
Globecomm Systems Inc *	13,449	161,522
Glu Mobile Inc *	31,894	95,044
GSI Group Inc * (Canada)	17,428	148,661
GSI Technology Inc *	12,240	80,662
GT Advanced Technologies Inc *	70,626	232,360
Guidance Software Inc *	8,424	91,400
Guidewire Software Inc *	12,072	464,048
Harmonic Inc *	69,830	404,316
Heartland Payment Systems Inc	22,852	753,430
Higher One Holdings Inc *	16,045	142,640
Hittite Microwave Corp *	18,564	1,124,236
iGate Corp *	18,837	354,324
Imation Corp *	18,374	70,189
Immersion Corp *	16,750	196,645
Imperva Inc *	6,005	231,193
Infinera Corp *	67,443	472,101
Infoblox Inc *	4,754	103,162
Innodata Inc *	13,566	46,803
Inphi Corp *	13,992	146,216
Insight Enterprises Inc *	26,075	537,667
Integrated Device Technology Inc *	83,812	626,076
Integrated Silicon Solution Inc *	15,993	146,656
Interactive Intelligence Group Inc *	8,644	383,361
InterDigital Inc	24,167	1,155,908
Intermec Inc *	35,717	351,098
Intermolecular Inc *	8,469	86,384
Internap Network Services Corp *	31,528	294,787
International Rectifier Corp *	40,746	861,778
Intersil Corp ‘A’	75,065	653,816
Intevac Inc *	13,660	64,475

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
IntraLinks Holdings Inc *	21,689	$137,942
InvenSense Inc *	21,662	231,350
iPass Inc *	31,608	62,584
Ixia *	24,841	537,559
IXYS Corp	14,709	141,059
j2 Global Inc	27,291	1,070,080
Jive Software Inc *	10,036	152,547
Kemet Corp *	26,786	167,413
Key Tronic Corp *	6,139	70,353
Keynote Systems Inc	9,369	130,791
Kopin Corp *	40,120	148,444
KVH Industries Inc *	8,701	118,073
Lattice Semiconductor Corp *	69,396	378,208
Limelight Networks Inc *	33,845	69,721
Lionbridge Technologies Inc *	33,107	128,124
Liquidity Services Inc *	13,857	413,077
Littelfuse Inc	12,762	865,902
LivePerson Inc *	32,439	440,522
LogMeIn Inc *	13,050	250,821
Loral Space & Communications Inc	6,433	398,074
LTX-Credence Corp *	28,695	173,318
M/A-COM Technology Solutions Holdings Inc *	3,708	59,588
Manhattan Associates Inc *	11,991	890,811
ManTech International Corp ‘A’	13,483	362,288
Marchex Inc ‘B’	13,274	55,884
Market Leader Inc *	13,376	119,849
Mattersight Corp *	6,170	26,469
Mattson Technology Inc *	35,686	49,247
MAXIMUS Inc	20,035	1,602,199
MaxLinear Inc ‘A’ *	13,281	82,342
Maxwell Technologies Inc *	17,188	92,643
Measurement Specialties Inc *	8,925	354,947
MeetMe Inc *	11,466	26,142
MEMC Electronic Materials Inc *	136,199	599,276
Mentor Graphics Corp	54,962	992,064
Mercury Systems Inc *	18,607	137,134
Mesa Laboratories Inc	1,549	82,082
Methode Electronics Inc	22,082	284,416
Micrel Inc	28,916	303,907
Microsemi Corp *	52,317	1,212,185
MicroStrategy Inc ‘A’ *	5,021	507,523
Millennial Media Inc *	7,033	44,660
Mindspeed Technologies Inc *	21,412	71,302
MKS Instruments Inc	30,925	841,160
ModusLink Global Solutions Inc *	23,380	77,154
MoneyGram International Inc *	12,893	233,363
Monolithic Power Systems Inc	18,788	457,864
Monotype Imaging Holdings Inc	21,592	512,810
Monster Worldwide Inc *	71,370	361,846
MoSys Inc *	19,910	93,776
Move Inc *	23,189	277,109
MTS Systems Corp	9,463	550,273
Multi-Fineline Electronix Inc *	5,233	80,745
Nanometrics Inc *	13,833	199,610
Neonode Inc *	13,157	75,916
NeoPhotonics Corp *	11,682	59,695
NETGEAR Inc *	22,373	749,719
NetScout Systems Inc *	21,662	532,235
Newport Corp *	22,417	379,296
NIC Inc	38,045	728,942
Numerex Corp ‘A’ *	6,335	81,025
NVE Corp *	2,830	159,669
Oclaro Inc *	44,705	56,328
OCZ Technology Group Inc *	39,149	70,468
OmniVision Technologies Inc *	30,861	425,265
OpenTable Inc *	13,306	838,012
Oplink Communications Inc *	11,300	185,320
OSI Systems Inc *	11,694	728,419
Park Electrochemical Corp	12,316	312,087

	Shares	Value
ParkerVision Inc *	47,031	$172,604
PC Connection Inc	5,099	83,369
PCTEL Inc	10,938	77,660
PDF Solutions Inc *	14,403	230,736
Pegasystems Inc	10,142	284,787
Peregrine Semiconductor Corp *	3,636	35,524
Perficient Inc *	18,907	220,456
Pericom Semiconductor Corp *	13,894	94,618
Pervasive Software Inc *	7,892	72,370
Photronics Inc *	35,840	239,411
Plantronics Inc	25,076	1,108,108
Plexus Corp *	20,541	499,352
PLX Technology Inc *	26,385	120,316
Power Integrations Inc	16,716	725,642
Power-One Inc *	39,983	165,929
PRGX Global Inc *	13,745	95,528
Procera Networks Inc *	11,980	142,442
Progress Software Corp *	34,116	777,162
Proofpoint Inc *	3,876	65,349
PROS Holdings Inc *	13,006	353,373
PTC Inc *	70,548	1,798,269
QAD Inc ‘A’	3,823	49,087
QLIK Technologies Inc *	50,349	1,300,515
QLogic Corp *	53,582	621,551
Qualys Inc *	4,959	61,194
Quantum Corp *	138,115	176,787
QuickLogic Corp *	26,287	64,666
QuinStreet Inc *	19,330	115,400
Radisys Corp *	14,014	68,949
Rambus Inc *	65,594	367,982
RealD Inc *	24,611	319,943
RealNetworks Inc *	12,653	97,555
RealPage Inc *	21,090	436,774
Responsys Inc *	21,415	189,523
RF Micro Devices Inc *	164,091	872,964
Richardson Electronics Ltd	7,449	88,345
Rofin-Sinar Technologies Inc *	16,792	454,895
Rogers Corp *	9,569	455,676
Rosetta Stone Inc *	6,358	97,786
Rubicon Technology Inc *	10,283	67,868
Ruckus Wireless Inc *	4,926	103,446
Rudolph Technologies Inc *	19,112	225,139
Saba Software Inc *	17,736	141,001
Sanmina Corp *	47,933	544,519
Sapiens International Corp NV (Netherlands)	8,289	45,092
Sapient Corp *	72,727	886,542
ScanSource Inc *	16,169	456,289
SciQuest Inc *	10,620	255,305
SeaChange International Inc *	16,818	199,966
Semtech Corp *	38,613	1,366,514
ServiceSource International Inc *	29,327	207,342
ShoreTel Inc *	29,061	105,491
Sigma Designs Inc *	19,767	96,265
Silicon Graphics International Corp *	18,915	260,081
Silicon Image Inc *	45,518	221,217
Sonus Networks Inc *	125,260	324,423
Sourcefire Inc *	17,450	1,033,564
Spansion Inc ‘A’ *	28,283	364,002
Spark Networks Inc *	6,627	46,654
SPS Commerce Inc *	7,348	313,539
SS&C Technologies Holdings Inc *	19,980	599,000
Stamps.com Inc *	7,931	198,037
STEC Inc *	20,920	92,466
STR Holdings Inc *	18,439	40,013
SunPower Corp *	23,593	272,263
Super Micro Computer Inc *	17,120	193,285
Supertex Inc	6,094	135,348
support.com Inc *	29,512	123,360
Sykes Enterprises Inc *	22,976	366,697

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Symmetricom Inc *	24,749	$112,360
Synacor Inc *	4,179	12,495
Synaptics Inc *	19,857	807,981
Synchronoss Technologies Inc *	16,295	505,634
SYNNEX Corp *	15,385	569,245
Syntel Inc	9,085	613,419
Take-Two Interactive Software Inc *	46,122	744,870
Tangoe Inc *	17,664	218,857
TechTarget Inc *	9,141	44,699
TeleNav Inc *	9,960	64,242
TeleTech Holdings Inc *	12,715	269,685
Tellabs Inc	215,452	450,295
Telular Corp	9,824	98,829
Tessco Technologies Inc	3,164	68,469
Tessera Technologies Inc	30,574	573,263
The Active Network Inc *	23,486	98,406
The Hackett Group Inc	14,405	65,831
TiVo Inc *	73,562	911,433
Travelzoo Inc *	4,204	89,839
TriQuint Semiconductor Inc *	99,340	501,667
Trulia Inc *	4,597	144,254
TTM Technologies Inc *	31,127	236,565
Tyler Technologies Inc *	17,777	1,089,019
Ubiquiti Networks Inc	5,942	81,524
Ultimate Software Group Inc *	15,716	1,636,979
Ultra Clean Holdings Inc *	16,076	104,494
Ultratech Inc *	15,444	610,501
Unisys Corp *	25,876	588,679
United Online Inc	53,324	321,544
Universal Display Corp *	23,408	687,961
Unwired Planet Inc *	29,768	66,085
ValueClick Inc *	44,283	1,308,563
VASCO Data Security International Inc *	16,956	143,109
Veeco Instruments Inc *	22,906	877,987
Verint Systems Inc *	29,609	1,082,209
ViaSat Inc *	22,106	1,070,815
Viasystems Group Inc *	2,317	30,214
VirnetX Holding Corp *	24,754	474,534
Virtusa Corp *	10,995	261,241
Vishay Precision Group Inc *	7,096	104,240
VistaPrint NV * (Netherlands)	20,115	777,646
Vocus Inc *	12,219	172,899
Volterra Semiconductor Corp *	15,079	214,122
Web.com Group Inc *	20,613	352,070
WebMD Health Corp *	29,842	725,757
Websense Inc *	22,106	331,590
Westell Technologies Inc ‘A’ *	26,988	54,246
WEX Inc *	22,931	1,800,084
XO Group Inc *	15,504	155,040
Xoom Corp *	4,045	92,388
Yelp Inc *	5,013	118,858
Zix Corp *	35,808	128,193
Zygo Corp *	9,512	140,873

		129,950,529

Materials - 5.3%

A. Schulman Inc	17,366	548,071
A.M. Castle & Co *	9,943	174,003
ADA-ES Inc *	5,354	142,256
AEP Industries Inc *	2,447	175,719
AK Steel Holding Corp	80,841	267,584
AMCOL International Corp	14,829	447,688
American Vanguard Corp	16,428	501,711
Arabian American Development Co *	12,548	105,780
Axiall Corp	41,006	2,548,933
Balchem Corp	17,226	756,910
Berry Plastics Group Inc *	17,364	330,784
Boise Cascade Co *	7,787	264,291
Boise Inc	59,258	513,174
Buckeye Technologies Inc	23,237	695,948

	Shares	Value
Calgon Carbon Corp *	31,808	$575,725
Century Aluminum Co *	30,524	236,256
Chase Corp	3,856	74,498
Chemtura Corp *	58,176	1,257,183
Clearwater Paper Corp *	13,784	726,279
Coeur d’Alene Mines Corp *	53,000	999,580
Deltic Timber Corp	6,390	439,121
Eagle Materials Inc	28,896	1,925,340
Ferro Corp *	51,415	347,051
Flotek Industries Inc *	29,180	477,093
FutureFuel Corp	11,663	141,705
General Moly Inc *	39,800	87,958
Globe Specialty Metals Inc	36,114	502,707
Gold Resource Corp	17,679	230,357
Golden Minerals Co *	19,914	47,395
Golden Star Resources Ltd (XASE) * (Canada)	152,248	243,597
Graphic Packaging Holding Co *	86,589	648,552
GSE Holding Inc *	4,857	40,119
H.B. Fuller Co	29,438	1,150,437
Handy & Harman Ltd *	3,198	49,217
Hawkins Inc	5,397	215,610
Haynes International Inc	7,197	397,994
Headwaters Inc *	42,895	467,556
Hecla Mining Co	168,430	665,298
Horsehead Holding Corp *	25,838	281,117
Innophos Holdings Inc	12,823	699,623
Innospec Inc	13,570	600,880
Kaiser Aluminum Corp	11,318	731,709
KapStone Paper & Packaging Corp	23,830	662,474
KMG Chemicals Inc	4,610	89,618
Koppers Holdings Inc	12,202	536,644
Kraton Performance Polymers Inc *	18,955	443,547
Landec Corp *	15,164	219,423
Louisiana-Pacific Corp *	81,211	1,754,158
LSB Industries Inc *	11,026	383,484
Materion Corp	12,114	345,249
McEwen Mining Inc *	127,614	364,976
Metals USA Holdings Corp	6,871	141,886
Midway Gold Corp * (Canada)	76,110	92,854
Minerals Technologies Inc	20,887	867,019
Myers Industries Inc	19,948	278,474
Neenah Paper Inc	9,386	288,713
Noranda Aluminum Holding Corp	19,792	88,866
Olin Corp	47,263	1,191,973
Olympic Steel Inc	5,305	126,790
OM Group Inc *	19,031	446,848
OMNOVA Solutions Inc *	27,441	210,472
Paramount Gold & Silver Corp *	76,512	170,622
PH Glatfelter Co	25,193	589,012
PolyOne Corp	58,604	1,430,524
Quaker Chemical Corp	7,632	450,441
Resolute Forest Products *	47,535	769,116
Revett Minerals Inc * (Canada)	15,083	34,389
RTI International Metals Inc *	17,857	565,888
Schnitzer Steel Industries Inc ‘A’	14,742	393,022
Schweitzer-Mauduit International Inc	18,416	713,252
Sensient Technologies Corp	29,442	1,150,888
Stepan Co	10,427	657,944
Stillwater Mining Co *	68,314	883,300
SunCoke Energy Inc *	41,190	672,633
Texas Industries Inc *	13,341	841,951
Tredegar Corp	14,207	418,254
U.S. Antimony Corp *	33,083	57,234
U.S. Silica Holdings Inc	7,028	165,720
UFP Technologies Inc *	3,312	65,213
United States Lime & Minerals Inc *	990	52,658
Universal Stainless & Alloy Products Inc *	4,052	147,290
Vista Gold Corp * (Canada)	35,151	75,926
Wausau Paper Corp	26,186	282,285

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Worthington Industries Inc	30,851	$955,764
Zep Inc	13,172	197,712
Zoltek Cos Inc *	16,385	195,801

		42,203,116

Telecommunication Services - 0.6%

8x8 Inc *	42,134	288,618
Atlantic Tele-Network Inc	5,327	258,413
Boingo Wireless Inc *	9,682	53,445
Cbeyond Inc *	16,490	122,521
Cincinnati Bell Inc *	116,443	379,604
Cogent Communications Group Inc	27,562	727,637
Consolidated Communications Holdings Inc	23,918	419,761
Fairpoint Communications Inc *	12,473	93,173
General Communication Inc ‘A’ *	21,917	200,979
Hawaiian Telcom Holdco Inc *	6,055	139,689
HickoryTech Corp	8,334	84,590
IDT Corp ‘B’	9,169	110,578
inContact Inc *	22,313	180,512
Iridium Communications Inc *	29,572	178,023
Leap Wireless International Inc *	31,837	187,520
Lumos Networks Corp	9,197	123,976
magicJack VocalTec Ltd * (Israel)	8,317	116,438
Neutral Tandem Inc	16,948	55,420
nTelos Holdings Corp	8,846	113,317
ORBCOMM Inc *	21,030	109,566
Premiere Global Services Inc *	29,688	326,271
Primus Telecommunications Group Inc	7,052	77,925
Shenandoah Telecommunications Co	14,151	215,520
Towerstream Corp *	32,695	72,910
USA Mobility Inc	12,202	161,920
Vonage Holdings Corp *	73,682	212,941

		5,011,267

Utilities - 3.3%

ALLETE Inc	22,496	1,102,754
American DG Energy Inc *	14,450	30,345
American States Water Co	11,168	642,942
Artesian Resources Corp ‘A’	4,592	103,182
Atlantic Power Corp (Canada)	69,613	343,192
Avista Corp	34,549	946,643
Black Hills Corp	26,013	1,145,612
Cadiz Inc *	8,096	54,729
California Water Service Group	26,904	535,390
CH Energy Group Inc	8,768	573,340
Chesapeake Utilities Corp	5,665	277,868
Cleco Corp	36,000	1,693,080
Connecticut Water Service Inc	6,351	185,640
Consolidated Water Co Ltd (Cayman)	8,987	88,971
Delta Natural Gas Co Inc	4,091	89,429
El Paso Electric Co	23,545	792,289
Genie Energy Ltd ‘B’	8,770	81,210
IDACORP Inc	29,567	1,427,199
MGE Energy Inc	13,618	754,982
Middlesex Water Co	9,574	186,884
New Jersey Resources Corp	24,593	1,102,996
Northwest Natural Gas Co	15,834	693,846
NorthWestern Corp	21,475	855,993
Ormat Technologies Inc	10,384	214,430
Otter Tail Corp	21,268	662,286
Piedmont Natural Gas Co Inc	44,358	1,458,491
PNM Resources Inc	46,995	1,094,514
Portland General Electric Co	44,593	1,352,506
SJW Corp	8,455	224,057
South Jersey Industries Inc	17,995	1,000,342
Southwest Gas Corp	27,277	1,294,566
The Empire District Electric Co	25,065	561,456
The Laclede Group Inc	13,376	571,155
UIL Holdings Corp	29,871	1,182,593
Unitil Corp	8,146	229,147

	Shares	Value
UNS Energy Corp	23,799	$1,164,723
WGL Holdings Inc	30,532	1,346,461
York Water Co	7,742	145,550

		26,210,793

Total Common Stocks (Cost $671,898,242)		795,973,227

CLOSED-END MUTUAL FUND - 0.0%

Firsthand Technology Value Fund Inc *	4,972	95,910

Total Closed-End Mutual Fund (Cost $93,407)		95,910

	Principal Amount

SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $5,306,775; collateralized by U.S. Treasury Notes: 0.250% - 0.375% due 09/15/15 - 01/15/16 and value $5,414,050)	$5,306,770	5,306,770

Total Short-Term Investment (Cost $5,306,770)		5,306,770

TOTAL INVESTMENTS - 99.9% (Cost $677,298,419)		801,376,455

OTHER ASSETS & LIABILITIES, NET - 0.1%		554,227

NET ASSETS - 100.0%		$801,930,682

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2013, $361,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2013 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
Russell 2000 Mini (06/13)	75	$7,043,329	$73,421

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$548	$548	$ -	$-
	Common Stocks (1)	795,973,227	795,973,227	-	-
	Closed-End Mutual Fund	95,910	95,910	-	-
	Short-Term Investment	5,306,770	-	5,306,770	-
	Derivatives:
	Equity Contracts
	Futures	73,421	73,421	-	-

	Total	$801,449,876	$796,143,106	$5,306,770	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.2%

Consumer Discretionary - 10.7%

Aaron’s Inc	157,300	$4,511,364
Bob Evans Farms Inc	19,058	812,252
Cinemark Holdings Inc	229,700	6,762,368
Cracker Barrel Old Country Store Inc	56,500	4,568,025
Group 1 Automotive Inc	76,956	4,622,747
Harman International Industries Inc	123,500	5,511,805
Hillenbrand Inc	96,400	2,436,992
International Game Technology	397,200	6,553,800
Meredith Corp	145,386	5,562,468
Rent-A-Center Inc	27,309	1,008,795
Sturm Ruger & Co Inc	52,599	2,668,347
The Buckle Inc	109,478	5,107,149
True Religion Apparel Inc	66,084	1,725,453
Wolverine World Wide Inc	122,200	5,422,014

		57,273,579

Consumer Staples - 6.0%

Cal-Maine Foods Inc	79,800	3,396,288
Casey’s General Stores Inc	42,725	2,490,868
Cott Corp (Canada)	121,900	1,233,628
Fresh Del Monte Produce Inc (Cayman)	64,100	1,729,418
Harris Teeter Supermarkets Inc	114,500	4,890,295
Ingredion Inc	109,500	7,919,040
The Andersons Inc	79,000	4,228,080
Universal Corp	95,000	5,323,800
Weis Markets Inc	22,100	899,470

		32,110,887

Energy - 13.2%

Alliance Resource Partners LP	46,737	2,977,147
Berry Petroleum Co ‘A’	150,900	6,985,161
Bristow Group Inc	113,000	7,451,220
Buckeye Partners LP	76,200	4,660,392
Calumet Specialty Products Partners LP	50,000	1,862,500
Cimarex Energy Co	73,400	5,537,296
CVR Energy Inc	131,900	6,808,678
Delek US Holdings Inc	18,400	726,064
Energen Corp	105,100	5,466,251
Ensign Energy Services Inc (Canada)	65,300	1,113,350
Pioneer Southwest Energy Partners LP	53,306	1,302,266
Precision Drilling Corp (Canada)	87,100	803,933
Ship Finance International Ltd (Bermuda)	218,601	3,856,122
Sunoco Logistics Partners LP	43,701	2,858,045
Tidewater Inc	110,200	5,565,100
TransMontaigne Partners LP	31,837	1,615,409
Western Refining Inc	127,900	4,528,939
World Fuel Services Corp	176,981	7,029,685

		71,147,558

Financials - 20.2%

American Financial Group Inc	131,000	6,206,780
American Realty Capital Properties Inc REIT	323,302	4,746,073
AmTrust Financial Services Inc	92,550	3,206,857
Bank of Hawaii Corp	105,200	5,345,212
Canadian Western Bank (Canada)	78,809	2,199,375
CapitalSource Inc	508,200	4,888,884
Cardinal Financial Corp	62,034	1,127,778
Cash America International Inc	108,999	5,719,178
Community Trust Bancorp Inc	14,600	496,838
First American Financial Corp	218,200	5,579,374
First Niagara Financial Group Inc	605,900	5,368,274
FirstMerit Corp	86,926	1,436,887
Franklin Street Properties Corp REIT	185,300	2,709,086
Fulton Financial Corp	457,600	5,353,920
Glacier Bancorp Inc	7,617	144,571

	Shares	Value
Hatteras Financial Corp REIT	96,400	$2,644,252
Home Loan Servicing Solutions Ltd (Cayman)	149,597	3,490,098
Lakeland Financial Corp	17,902	477,804
Montpelier Re Holdings Ltd (Bermuda)	58,300	1,518,715
Old National Bancorp	191,152	2,628,340
Omega Healthcare Investors Inc REIT	203,300	6,172,188
Prosperity Bancshares Inc	109,300	5,179,727
PS Business Parks Inc REIT	47,400	3,740,808
Raymond James Financial Inc	117,100	5,398,310
Retail Properties of America Inc ‘A’ REIT	265,087	3,923,288
Starwood Property Trust Inc REIT	209,900	5,826,824
Susquehanna Bancshares Inc	340,900	4,237,387
Tompkins Financial Corp	13,000	549,640
Trustmark Corp	155,617	3,891,981
Washington Federal Inc	211,800	3,706,500
WesBanco Inc	24,405	584,500

		108,499,449

Health Care - 6.2%

Owens & Minor Inc	172,700	5,623,112
PerkinElmer Inc	187,300	6,300,772
STERIS Corp	158,600	6,599,346
Teleflex Inc	80,100	6,769,251
The Cooper Cos Inc	73,154	7,891,853
The Ensign Group Inc	10,684	356,846

		33,541,180

Industrials - 17.8%

ABM Industries Inc	51,900	1,154,256
Alliant Techsystems Inc	101,700	7,366,131
Applied Industrial Technologies Inc	40,100	1,804,500
Barnes Group Inc	152,200	4,403,146
Belden Inc	130,100	6,719,665
Crane Co	118,050	6,594,273
Cubic Corp	36,300	1,550,736
Curtiss-Wright Corp	136,400	4,733,080
Elbit Systems Ltd (Israel)	24,700	1,040,858
Ennis Inc	51,400	774,598
Great Lakes Dredge & Dock Co	121,200	815,676
ITT Corp	201,604	5,731,602
KBR Inc	161,700	5,187,336
Kennametal Inc	146,100	5,703,744
Standex International Corp	16,559	914,388
TAL International Group Inc	74,100	3,357,471
Textainer Group Holdings Ltd (Bermuda)	58,398	2,309,641
The Brink’s Co	148,800	4,205,088
Titan International Inc	190,200	4,009,416
Trinity Industries Inc	106,596	4,831,997
Triumph Group Inc	101,439	7,962,961
UniFirst Corp	28,948	2,619,794
United Stationers Inc	5,300	204,845
Valmont Industries Inc	49,400	7,769,138
Werner Enterprises Inc	159,554	3,851,633

		95,615,973

Information Technology - 3.4%

AVX Corp	91,900	1,093,610
Broadridge Financial Solutions Inc	58,100	1,443,204
Diebold Inc	150,496	4,563,039
Fair Isaac Corp	75,351	3,442,787
j2 Global Inc	93,596	3,669,899
Jabil Circuit Inc	234,300	4,329,864

		18,542,403

Materials - 14.1%

A. Schulman Inc	81,900	2,584,764
AMCOL International Corp	45,196	1,364,467
Buckeye Technologies Inc	95,100	2,848,245
Cabot Corp	133,900	4,579,380

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Commercial Metals Co	316,100	$5,010,185
Domtar Corp	18,600	1,443,732
HudBay Minerals Inc (Canada)	465,372	4,475,744
Innophos Holdings Inc	74,200	4,048,352
Methanex Corp (NASDAQ) (Canada)	154,676	6,284,486
Neenah Paper Inc	54,279	1,669,622
NewMarket Corp	21,547	5,609,977
Olin Corp	59,778	1,507,601
Quaker Chemical Corp	36,000	2,124,720
Rentech Nitrogen Partners LP	57,090	2,048,389
Rock-Tenn Co ‘A’	60,000	5,567,400
Royal Gold Inc	74,625	5,300,614
Sensient Technologies Corp	134,200	5,245,878
Silgan Holdings Inc	26,800	1,266,300
Sonoco Products Co	171,850	6,013,032
Steel Dynamics Inc	302,900	4,807,023
Stepan Co	33,972	2,143,633

		75,943,544

Telecommunication Services - 0.5%

Manitoba Telecom Services Inc (Canada)	80,800	2,624,797

Utilities - 4.1%

Avista Corp	81,300	2,227,620
El Paso Electric Co	77,847	2,619,551
Great Plains Energy Inc	122,000	2,829,180
IDACORP Inc	51,500	2,485,905
Portland General Electric Co	75,342	2,285,123
Suburban Propane Partners LP	56,500	2,514,250
UGI Corp	181,000	6,948,590

		21,910,219

Total Common Stocks (Cost $371,054,219)		517,209,589

CLOSED-END MUTUAL FUND - 0.7%

Central Fund of Canada Ltd ‘A’ (Canada)	202,300	3,918,551

Total Closed-End Mutual Fund (Cost $2,457,563)		3,918,551

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.9%

Repurchase Agreement - 2.9%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $15,453,691; collateralized by U.S. Treasury Notes: 0.250% - 2.125% due 11/30/14 - 01/15/15 and value $15,765,000)	$15,453,674	$15,453,674

Total Short-Term Investment (Cost $15,453,674)		15,453,674

TOTAL INVESTMENTS - 99.8% (Cost $388,965,456)		536,581,814

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,299,975

NET ASSETS - 100.0%		$537,881,789

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$517,209,589	$517,209,589	$-	$-
	Closed-End Mutual Fund	3,918,551	3,918,551	-	-
	Short-Term Investment	15,453,674	-	15,453,674	-

	Total	$536,581,814	$521,128,140	$15,453,674	$-

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
WARRANTS - 0.1%

Health Care - 0.1%

ARYx Therapeutics Inc Strike @ $2.64 Exp. 11/13/13 * ¯ +	44,635	$-
Cytori Therapeutics Inc Strike @ $8.50 Exp. 08/11/13 * ¯ +	27,500	-
Derma Sciences Inc Strike @ $9.90 Exp. 06/23/16 * ¯ +	57,500	154,705
OncoGenex Pharmaceutical Inc Strike @ $20.00 Exp. 10/19/15 * ¯ +	12,820	485
SANUWAVE Health Inc Strike @ $4.00 Exp. 04/08/16 * ¯ +	135,383	8,886

		164,076

Total Warrants (Cost $13,630)		164,076

COMMON STOCKS - 97.8%

Health Care - 97.8%

Acadia Healthcare Co Inc *	72,121	2,119,636
Achillion Pharmaceuticals Inc *	119,594	1,045,252
Actavis Inc *	20,792	1,915,151
Aetna Inc	30,022	1,534,725
Agilent Technologies Inc	38,482	1,615,090
Alexion Pharmaceuticals Inc *	104,377	9,617,297
Allergan Inc	45,507	5,079,946
Alnylam Pharmaceuticals Inc *	81,630	1,989,323
Amarin Corp PLC ADR * (United Kingdom)	406,296	3,010,653
ARIAD Pharmaceuticals Inc *	217,813	3,940,237
Biogen Idec Inc *	29,857	5,759,714
BioMarin Pharmaceutical Inc *	224,841	13,998,601
Bristol-Myers Squibb Co	200,962	8,277,625
Bruker Corp *	63,239	1,207,865
Celldex Therapeutics Inc *	407,054	4,713,685
Centene Corp *	102,870	4,530,395
CFR Pharmaceuticals SA ADR * ~ (Chile)	125,194	3,226,102
ChemoCentryx Inc *	151,570	2,094,697
CIGNA Corp	29,742	1,855,009
Corcept Therapeutics Inc *	322,739	645,478
Cytori Therapeutics Inc *	54,688	137,267
Derma Sciences Inc *	125,228	1,512,754
Dynavax Technologies Corp *	142,564	316,492
Express Scripts Holding Co *	58,938	3,397,776
Fluidigm Corp *	85,260	1,578,163
GenMark Diagnostics Inc *	124,203	1,604,703
Gilead Sciences Inc *	175,728	8,598,371
HCA Holdings Inc	142,543	5,791,522
Hikma Pharmaceuticals PLC (United Kingdom)	142,450	2,239,178
Hologic Inc *	99,050	2,238,530
Hyperion Therapeutics Inc *	35,500	916,610
Idenix Pharmaceuticals Inc *	80,390	286,188
Illumina Inc *	61,126	3,300,804
Incyte Corp Ltd *	118,393	2,771,580
Infinity Pharmaceuticals Inc *	14,808	717,744
Intuitive Surgical Inc *	5,799	2,848,411
Isis Pharmaceuticals Inc *	151,583	2,567,816
KYTHERA Biopharmaceuticals Inc *	10,510	256,024
Merck & Co Inc	35,954	1,590,245
Merrimack Pharmaceuticals Inc *	253,318	1,545,240
Mylan Inc *	62,068	1,796,248
Neurocrine Biosciences Inc *	184,970	2,245,536
Novadaq Technologies Inc * (Canada)	108,980	1,079,992

	Shares	Value
Novo Nordisk AS ADR (Denmark)	12,027	$1,942,360
Onyx Pharmaceuticals Inc *	62,388	5,543,798
Orexigen Therapeutics Inc *	91,480	571,750
OvaScience Inc * ¯ +	57,179	421,981
Pacira Pharmaceuticals Inc *	75,519	2,179,478
Pfizer Inc	248,875	7,182,532
Pharmacyclics Inc *	19,686	1,582,951
Prothena Corp PLC * (Ireland)	5,076	33,958
Puma Biotechnology Inc *	81,565	2,723,455
QLT Inc * (Canada)	80,370	710,471
Repros Therapeutics Inc *	166,230	2,676,303
Sagent Pharmaceuticals Inc *	25,702	451,070
Shire PLC ADR (United Kingdom)	31,340	2,863,222
Sino Biopharmaceutical (Cayman)	1,921,387	1,343,755
Sinopharm Group Co Ltd ‘H’ (China)	7,300	23,583
Synta Pharmaceuticals Corp *	200,192	1,721,651
Targacept Inc *	96,895	414,711
TESARO Inc *	27,427	602,297
Tetraphase Pharmaceuticals Inc *	79,668	563,253
The Medicines Co *	86,778	2,900,121
Tornier NV * (Netherlands)	34,050	641,842
UnitedHealth Group Inc	127,054	7,268,759
Universal Health Services Inc ‘B’	52,098	3,327,499
Verastem Inc *	37,200	357,864
Vertex Pharmaceuticals Inc *	173,404	9,533,752
Waters Corp *	8,961	841,527
WuXi PharmaTech Inc ADR * (Cayman)	58,775	1,009,754
XenoPort Inc *	55,560	397,254

		187,344,626

Total Common Stocks (Cost $130,403,554)		187,344,626

	Principal Amount
SHORT-TERM INVESTMENT - 2.5%

Repurchase Agreement - 2.5%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $4,729,846; collateralized by U.S. Treasury Notes: 2.125% due 11/30/14 and value $4,829,563)	$4,729,841	4,729,841

Total Short-Term Investment (Cost $4,729,841)		4,729,841

TOTAL INVESTMENTS - 100.4% (Cost $135,147,025)		192,238,543

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(771,843)

NET ASSETS - 100.0%		$191,466,700

Notes to Schedule of Investments

(a)	As of March 31, 2013, the portfolio was diversified by health care sector as a percentage of net assets as follows:

Biotechnology	47.7%
Pharmaceuticals	24.4%
Managed Health Care	7.9%
Health Care Facilities	5.9%
Life Sciences Tools & Services	5.0%
Health Care Equipment	4.4%
Other (each less than 3.0%)	2.6%

	97.9%
Short-Term Investment	2.5%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Investments with a total aggregate value of $586,057 or 0.3% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board.

(d)	Restricted securities as of March 31, 2013 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
ARYx Therapeutics Inc Warrants (Exp. 11/13/13) Acq. 11/13/08	$5,580	$-	0.0%
Cytori Therapeutics Inc Warrants (Exp. 08/11/13) Acq. 08/11/08	-	-	0.0%
Derma Sciences Inc Warrants (Exp. 06/23/16) Acq. 06/17/11	8,050	154,705	0.1%
OncoGenex Pharmaceutical Inc Warrants (Exp. 10/19/15) Acq. 10/19/10	-	485	0.0%
SANUWAVE Health Inc Warrants (Exp. 04/08/16) Acq. 04/08/11	-	8,886	0.0%
OvaScience Inc Acq. 03/18/13	514,611	421,981	0.2%

	$528,241	$586,057	0.3%

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$164,076	$-	$164,076	$-
	Common Stocks
	Health Care	187,344,626	180,090,027	6,832,618	421,981
	Short-Term Investment	4,729,841	-	4,729,841	-

	Total	$192,238,543	$180,090,027	$11,726,535	$421,981

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Consumer Discretionary - 2.0%

Starwood Hotels & Resorts Worldwide Inc	363,754	$23,182,042

Financials - 96.0%

Acadia Realty Trust REIT	111,687	3,101,548
Alexandria Real Estate Equities Inc REIT	79,560	5,647,169
American Campus Communities Inc REIT	19,500	884,130
Apartment Investment & Management Co ‘A’ REIT	339,590	10,411,829
Ashford Hospitality Trust Inc REIT	542,080	6,700,109
AvalonBay Communities Inc REIT	539,494	68,337,705
Boston Properties Inc REIT	553,779	55,964,906
Brookfield Office Properties Inc (NYSE) (Canada)	524,775	9,010,387
Camden Property Trust REIT	329,376	22,621,544
Cousins Properties Inc REIT	138,141	1,476,727
DCT Industrial Trust Inc REIT	2,440,070	18,056,518
Digital Realty Trust Inc REIT	158,640	10,614,602
Duke Realty Corp REIT	648,490	11,011,360
Equity Lifestyle Properties Inc REIT	306,726	23,556,557
Equity Residential REIT	1,882,527	103,651,937
Essex Property Trust Inc REIT	38,782	5,839,794
Federal Realty Investment Trust REIT	142,856	15,434,162
Forest City Enterprises Inc ‘A’ *	1,589,333	28,242,447
General Growth Properties Inc REIT	2,189,463	43,526,524
HCP Inc REIT	1,442,678	71,931,925
Health Care REIT Inc	135,463	9,199,292
Healthcare Realty Trust Inc REIT	583,360	16,561,590
Host Hotels & Resorts Inc REIT	4,470,159	78,183,081
Hudson Pacific Properties Inc REIT	459,570	9,995,648
Mack-Cali Realty Corp REIT	816,073	23,347,849
Prologis Inc REIT	585,923	23,425,202
PS Business Parks Inc REIT	98,228	7,752,154
Public Storage REIT	377,747	57,538,423
Regency Centers Corp REIT	846,568	44,791,913
Retail Opportunity Investments Corp REIT	76,571	1,072,760
Senior Housing Properties Trust REIT	960,187	25,761,817
Simon Property Group Inc REIT	1,080,177	171,272,865
Sovran Self Storage Inc REIT	61,637	3,974,970
Taubman Centers Inc REIT	14,930	1,159,464
Terreno Realty Corp REIT	57,380	1,031,692
The Macerich Co REIT	457,796	29,472,907
Ventas Inc REIT	337,500	24,705,000
Vornado Realty Trust REIT	871,852	72,921,701
Winthrop Realty Trust REIT	214,737	2,701,391

		1,120,891,599

	Shares	Value
Health Care - 0.2%

Assisted Living Concepts Inc ‘A’	163,701	$1,946,405

Total Common Stocks (Cost $913,678,992)		1,146,020,046

	Principal Amount

SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $18,193,261; collateralized by U.S. Treasury Notes: 2.375% due 09/30/14 and value $18,557,875)	$18,193,241	18,193,241

Total Short-Term Investment (Cost $18,193,241)		18,193,241

TOTAL INVESTMENTS - 99.8% (Cost $931,872,233)		1,164,213,287

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,807,946

NET ASSETS - 100.0%		$1,167,021,233

Notes to Schedule of Investments

(a)	As of March 31, 2013, the portfolio was diversified by property sector as a percentage of net assets as follows:

Retail	26.6%
Specialized	25.2%
Residential	20.2%
Office	9.0%
Diversified	8.2%
Industrial	3.6%
Real Estate Operating Companies	3.2%
Other (each less than 3.0%)	2.2%

98.2%
Short-Term Investment	1.6%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,146,020,046	$1,146,020,046	$-	$-
	Short-Term Investment	18,193,241	-	18,193,241	-

	Total	$1,164,213,287	$1,146,020,046	$18,193,241	$-

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Consumer Discretionary - 0.7%

LifeLock Inc *	17,089	$164,567
News Corp ‘A’	11,900	363,188

		527,755

Industrials - 0.4%

Performant Financial Corp *	23,636	290,250

Information Technology - 97.5%

Advanced Micro Devices Inc *	199,982	509,954
Apple Inc	9,200	4,072,196
Avago Technologies Ltd (Singapore)	44,500	1,598,440
BMC Software Inc *	15,900	736,647
Broadcom Corp ‘A’	76,200	2,641,854
Check Point Software Technologies Ltd * (Israel)	70,400	3,308,096
Cirrus Logic Inc *	12,300	279,825
Cisco Systems Inc	108,900	2,277,099
Citrix Systems Inc *	23,800	1,717,408
Electronic Arts Inc *	15,900	281,430
Electronics for Imaging Inc *	105,700	2,680,552
EMC Corp *	78,100	1,865,809
Flextronics International Ltd * (Singapore)	108,100	730,756
Global Payments Inc	11,000	546,260
Google Inc ‘A’ *	3,700	2,937,911
Intersil Corp ‘A’	19,800	172,458
KLA-Tencor Corp	66,368	3,500,249
Lam Research Corp *	89,537	3,712,204
Lattice Semiconductor Corp *	37,800	206,010
Marvell Technology Group Ltd (Bermuda)	122,885	1,300,123
Microsemi Corp *	71,700	1,661,289
Microsoft Corp	28,100	803,941
NCR Corp *	8,400	231,504
NetApp Inc *	80,100	2,736,216
Nuance Communications Inc *	197,100	3,977,478
NXP Semiconductors * (Netherlands)	25,300	765,578
PTC Inc *	101,823	2,595,468
QLIK Technologies Inc *	10,800	278,964
QUALCOMM Inc	49,129	3,289,187
Radware Ltd * (Israel)	4,164	157,108
RDA Microelectronics Inc ADR (Cayman)	9,097	84,147
Red Hat Inc *	5,000	252,800
salesforce.com inc *	2,300	411,309
SanDisk Corp *	5,100	280,500
Skyworks Solutions Inc *	16,900	372,307
Spansion Inc ‘A’ *	66,425	854,890
Symantec Corp *	218,100	5,382,708
Synopsys Inc *	189,382	6,795,026
Tencent Holdings Ltd (Cayman)	11,400	363,046

	Shares	Value
Teradata Corp *	1,900	$111,169
Teradyne Inc *	161,900	2,626,018
The Western Union Co	37,100	557,984
Visa Inc ‘A’	4,900	832,216
VMware Inc ‘A’ *	4,700	370,736
Yahoo! Inc *	13,400	315,302

		71,182,172

Total Common Stocks (Cost $63,867,537)		72,000,177

	Principal Amount

SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $1,268,074 collateralized by U.S. Treasury Notes: 2.125% due 11/30/14 and value $1,296,875)	$1,268,072	1,268,072

Total Short-Term Investment (Cost $1,268,072)		1,268,072

TOTAL INVESTMENTS - 100.3% (Cost $65,135,609)		73,268,249

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(232,665)

NET ASSETS - 100.0%		$73,035,584

Notes to Schedule of Investments

(a)	As of March 31, 2013, the portfolio was diversified by technology sector as a percentage of net assets as follows:

Application Software	21.6%
Systems Software	14.9%
Semiconductors	14.3%
Semiconductor Equipment	13.5%
Computer Storage & Peripherals	10.4%
Communications Equipment	7.8%
Computer Hardware	5.9%
Internet Software & Services	4.9%
Other (each less than 3.0%)	5.3%

	98.6%
Short-Term Investment	1.7%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$527,755	$527,755	$-	$-
	Industrials	290,250	290,250	-	-
	Information Technology	71,182,172	70,819,126	363,046	-

		72,000,177	71,637,131	363,046	-
	Short-Term Investment	1,268,072	-	1,268,072	-

	Total	$73,268,249	$71,637,131	$1,631,118	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 5.5%

Brazil - 4.5%

Banco Bradesco SA ADR	895,650	$15,243,963
Cia de Bebidas das Americas ADR	153,550	6,499,771
Lojas Americanas SA	2,118,340	18,240,315
Petroleo Brasileiro SA ADR	1,211,700	21,992,355
Vale SA ADR	386,500	6,388,845

		68,365,249

Colombia - 1.0%

Banco Davivienda SA	547,632	7,800,071
Bancolombia SA ADR	131,520	8,318,640

		16,118,711

Total Preferred Stocks (Cost $73,942,476)		84,483,960

COMMON STOCKS - 89.2%

Bermuda - 0.7%

Credicorp Ltd	36,593	6,076,268
Jardine Strategic Holdings Ltd	112,000	4,443,266

		10,519,534

Brazil - 6.8%

B2W Cia Global Do Varejo *	525,258	3,872,990
BM&FBOVESPA SA	3,637,343	24,551,953
Diagnosticos da America SA	1,240,900	7,178,583
Embraer SA ADR	395,053	14,091,540
Estacio Participacoes SA	568,300	12,346,094
Kroton Educacional SA	1,026,637	13,183,833
MRV Engenharia e Participacoes SA	1,292,500	5,366,361
Natura Cosmeticos SA	663,450	16,212,377
Sul America SA	599,800	5,992,806

		102,796,537

Cayman - 11.1%

Baidu Inc ADR *	606,170	53,161,109
Ctrip.com International Ltd ADR *	591,020	12,636,008
Eurasia Drilling Co Ltd GDR ~	216,090	7,677,984
Home Inns & Hotels Management Inc ADR *	201,700	6,008,643
NetEase Inc ADR	163,160	8,936,273
New Oriental Education & Technology Group ADR	480,550	8,649,900
SOHO China Ltd	6,552,000	5,463,364
Tencent Holdings Ltd	799,800	25,470,565
Tingyi Holding Corp	7,280,000	18,955,751
Want Want China Holdings Ltd	10,949,000	16,798,545
Youku Tudou Inc ADR *	270,000	4,527,900

		168,286,042

Chile - 1.0%

Cencosud SA	2,482,838	15,428,877
SACI Falabella	44,920	541,136

		15,970,013

China - 2.2%

China Oilfield Services Ltd ‘H’	1,920,000	4,031,506
China Shenhua Energy Co Ltd ‘H’	1,830,000	6,634,079
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	8,079,000	7,329,764
Sinopharm Group Co Ltd ‘H’	3,304,400	10,674,846
Tsingtao Brewery Co Ltd ‘H’	700,000	4,445,516

		33,115,711

	Shares	Value
Colombia - 1.2%

Almacenes Exito SA	465,495	$8,419,257
Almacenes Exito SA GDR ~	543,772	9,816,444

		18,235,701

Denmark - 2.2%

Carlsberg AS ‘B’	296,607	28,931,718
FLSmidth & Co AS	65,495	3,979,065

		32,910,783

Egypt - 0.4%

Commercial International Bank SAE	1,369,191	6,100,249
Orascom Construction Industries *	5,403	190,609

		6,290,858

Hong Kong - 4.6%

AIA Group Ltd	3,401,800	14,866,785
CNOOC Ltd	8,705,000	16,662,137
Hang Lung Group Ltd	1,124,000	6,335,149
Hang Lung Properties Ltd	3,973,000	14,884,843
Hong Kong Exchanges & Clearing Ltd	1,032,892	17,642,388

		70,391,302

India - 13.7%

Ambuja Cements Ltd	2,191,275	7,027,582
Apollo Hospitals Enterprise Ltd	486,380	7,565,106
Asian Paints Ltd	80,820	7,311,985
Cipla Ltd	1,219,553	8,557,391
Colgate-Palmolive India Ltd	330,920	7,592,977
DLF Ltd	2,333,854	10,200,933
HDFC Bank Ltd ADR	333,860	12,493,041
Hindustan Unilever Ltd	1,752,963	15,050,904
Housing Development Finance Corp Ltd	1,995,704	30,258,770
ICICI Bank Ltd ADR	514,390	22,067,331
Infosys Ltd	561,226	29,981,472
Marico Ltd	1,432,108	5,609,404
Sobha Developers Ltd	68,518	436,457
Sun Pharmaceutical Industries Ltd	263,813	3,982,214
Sun TV Network Ltd	405,556	2,912,766
Tata Consultancy Services Ltd	509,282	14,733,755
Ultratech Cement Ltd	92,175	3,199,970
United Spirits Ltd	86,221	3,017,424
Zee Entertainment Enterprises Ltd	4,039,469	15,705,150

		207,704,632

Indonesia - 1.5%

P.T. Astra International Tbk	20,820,700	16,940,204
P.T. Semen Indonesia Persero Tbk	822,000	1,497,285
P.T. Unilever Indonesia Tbk	1,732,500	4,070,820

		22,508,309

Italy - 2.2%

Prada SPA	2,041,100	20,746,302
Saipem SPA	190,566	5,872,862
Salvatore Ferragamo Italia SPA	264,393	7,325,745

		33,944,909

Luxembourg - 1.2%

Tenaris SA ADR	451,850	18,426,443

Malaysia - 1.0%

Genting Bhd	4,759,300	15,441,227

Mexico - 5.9%

America Movil SAB de CV ‘L’ ADR	1,979,060	41,481,098
Fomento Economico Mexicano SAB de CV	1,964,200	22,297,132
Grupo Financiero Inbursa SAB de CV ‘O’	2,424,321	7,051,049

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Grupo Televisa SAB ADR	273,160	$7,268,788
Wal-Mart de Mexico SAB de CV ‘V’	3,628,554	11,845,039

		89,943,106

Netherlands - 2.3%

Heineken NV	217,616	16,426,953
Yandex NV ‘A’ *	784,620	18,140,414

		34,567,367

Nigeria - 1.1%

Guaranty Trust Bank PLC	24,304,388	3,985,582
Nigerian Breweries PLC	8,676,892	8,931,918
Zenith Bank PLC	31,201,633	4,191,705

		17,109,205

Peru - 0.4%

Inretail Peru Corp * ~	255,100	6,096,890

Philippines - 2.6%

Jollibee Foods Corp	2,456,098	7,629,399
SM Investments Corp	581,210	15,884,223
SM Prime Holdings Inc	33,428,775	15,613,191

		39,126,813

Russia - 3.9%

Magnit OJSC (RTS)	159,651	30,801,083
NovaTek OAO GDR (LI) ~	267,866	28,833,363

		59,634,446

South Africa - 2.6%

ABSA Group Ltd	340,596	5,741,109
Impala Platinum Holdings Ltd	724,044	10,660,759
MTN Group Ltd	880,758	15,466,810
Standard Bank Group Ltd	566,927	7,299,085

		39,167,763

South Korea - 3.4%

E-Mart Co Ltd	61,215	12,074,304
NHN Corp	135,535	32,803,023
Shinsegae Co Ltd	32,402	6,468,376

		51,345,703

Switzerland - 0.2%

Cie Financiere Richemont SA Receipt	269,690	2,125,723
Cie Financiere Richemont SA ‘A’	18,587	1,461,139

		3,586,862

Taiwan - 1.8%

Epistar Corp	2,047,500	3,666,471
Synnex Technology International Corp	3,299,838	5,976,148
Taiwan Semiconductor Manufacturing Co Ltd	5,480,376	18,309,267

		27,951,886

Thailand - 0.6%

Siam Commercial Bank PCL	1,439,400	8,740,137

Turkey - 3.9%

Akbank TAS	1,363,673	7,159,009
Anadolu Efes Biracilik Ve Malt Sanayii AS	663,223	10,632,823
BIM Birlesik Magazalar AS	143,313	6,989,496
Enka Insaat ve Sanayi AS	2,000,927	6,191,461
Haci Omer Sabanci Holding AS	3,541,601	20,947,003
Turkiye Garanti Bankasi AS	1,348,896	7,155,917

		59,075,709

	Shares	Value
United Arab Emirates - 0.9%

DP World Ltd	967,788	$13,355,176

United Kingdom - 9.1%

Anglo American PLC	1,063,199	27,369,712
Antofagasta PLC	333,580	4,994,964
BG Group PLC	1,190,580	20,438,469
Burberry Group PLC	212,030	4,285,633
Genting Singapore PLC	3,746,000	4,526,803
Glencore International PLC	1,698,630	9,235,410
Mail.ru Group Ltd GDR (LI) ~	246,882	6,837,195
SABMiller PLC	399,890	21,060,460
Tullow Oil PLC	1,218,096	22,799,985
Unilever PLC	394,105	16,720,805

		138,269,436

United States - 0.7%

MercadoLibre Inc	113,690	10,977,906

Total Common Stocks (Cost $1,176,634,162)		1,355,490,406

EQUITY-LINKED STRUCTURED SECURITIES - 0.2%

Vietnam - 0.2%

Vietnam Dairy Products JSC Exp. 01/29/14 *	535,500	2,940,987

Total Equity-Linked Structured Securities (Cost $2,671,335)		2,940,987

EXCHANGE-TRADED FUND - 0.8%

Hong Kong - 0.8%

iShares FTSE A50 China Index Fund	8,849,400	11,909,544

Total Exchange-Traded Fund (Cost $13,168,967)		11,909,544

	Principal Amount

SHORT-TERM INVESTMENT - 4.5%

Repurchase Agreement - 4.5%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $68,658,462; collateralized by Fannie Mae: 4.625% due 10/15/14 and value $37,758,000 and U.S. Treasury Notes: 0.250% due 09/30/14 and value $32,274,710)	$68,658,386	68,658,386

Total Short-Term Investment (Cost $68,658,386)		68,658,386

TOTAL INVESTMENTS - 100.2% (Cost $1,335,075,326)		1,523,483,283

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(3,791,052)

NET ASSETS - 100.0%		$1,519,692,231

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	As of March 31, 2013, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	21.4%
Financials	19.7%
Information Technology	15.4%
Consumer Discretionary	12.7%
Energy	10.1%
Materials	5.1%
Short-Term Investment	4.5%
Industrials	3.8%
Telecommunication Services	3.7%
Health Care	3.0%
Other (each less than 3.0%)	0.8%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Brazil	$68,365,249	$68,365,249	$-	$-
	Colombia	16,118,711	8,318,640	7,800,071	-

		84,483,960	76,683,889	7,800,071	-
	Common Stocks
	Bermuda	10,519,534	6,076,268	4,443,266	-
	Brazil	102,796,537	102,796,537	-	-
	Cayman	168,286,042	93,919,833	74,366,209	-
	Chile	15,970,013	15,970,013	-	-
	China	33,115,711	-	33,115,711	-
	Colombia	18,235,701	-	18,235,701	-
	Denmark	32,910,783	-	32,910,783	-
	Egypt	6,290,858	-	6,290,858	-
	Hong Kong	70,391,302	-	70,391,302	-
	India	207,704,632	34,560,372	173,144,260	-
	Indonesia	22,508,309	-	22,508,309	-
	Italy	33,944,909	-	33,944,909	-
	Luxembourg	18,426,443	18,426,443	-	-
	Malaysia	15,441,227	-	15,441,227	-
	Mexico	89,943,106	48,749,886	41,193,220	-
	Netherlands	34,567,367	18,140,414	16,426,953	-
	Nigeria	17,109,205	17,109,205	-	-
	Peru	6,096,890	-	6,096,890	-
	Philippines	39,126,813	-	39,126,813	-
	Russia	59,634,446	-	59,634,446	-
	South Africa	39,167,763	-	39,167,763	-
	South Korea	51,345,703	-	51,345,703	-
	Switzerland	3,586,862	-	3,586,862	-
	Taiwan	27,951,886	-	27,951,886	-
	Thailand	8,740,137	-	8,740,137	-
	Turkey	59,075,709	-	59,075,709	-
	United Arab Emirates	13,355,176	13,355,176	-	-
	United Kingdom	138,269,436	-	138,269,436	-
	United States	10,977,906	10,977,906	-	-

		1,355,490,406	380,082,053	975,408,353	-
	Equity-Linked Structured Securities	2,940,987	-	2,940,987	-
	Exchange-Traded Fund	11,909,544	-	11,909,544	-
	Short-Term Investment	68,658,386	-	68,658,386	-

	Total	$1,523,483,283	$456,765,942	$1,066,717,341	$-

During the three-month period ended March 31, 2013, investments with a total aggregate value of $41,193,220 were transferred from level 1 to level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. Also during the same period, investments with a total aggregate value of $81,216,534 were transferred from level 2 to level 1 due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.0%

Brazil - 1.0%

Itau Unibanco Holding SA ADR	1,074,187	$19,120,528

Total Preferred Stocks (Cost $17,818,240)		19,120,528

COMMON STOCKS - 98.3%

Australia - 1.7%

QBE Insurance Group Ltd	1,930,543	27,246,688
Westpac Banking Corp	188,875	6,075,232

		33,321,920

Bermuda - 1.3%

Li & Fung Ltd	18,774,400	25,929,728

Brazil - 0.8%

BM&FBOVESPA SA	1,532,800	10,346,353
Tim Participacoes SA ADR	223,696	4,894,468

		15,240,821

Canada - 3.2%

Canadian National Railway Co (NYSE)	489,675	49,114,402
Valeant Pharmaceuticals International Inc (NYSE) *	189,500	14,216,290

		63,330,692

Czech Republic - 0.5%

Komercni Banka AS	57,282	10,934,415

France - 11.7%

Air Liquide SA	312,122	37,952,102
Danone SA	580,952	40,477,396
Dassault Systemes SA	98,947	11,446,242
Legrand SA	533,778	23,290,234
LVMH Moet Hennessy Louis Vuitton SA	232,373	39,920,874
Pernod-Ricard SA	326,604	40,740,559
Schneider Electric SA	540,744	39,551,569

		233,378,976

Germany - 11.7%

Bayer AG	691,439	71,341,130
Beiersdorf AG	375,746	34,711,065
Deutsche Boerse AG	85,896	5,201,899
Linde AG	298,864	55,595,024
Merck KGaA	204,001	30,786,447
SAP AG	455,508	36,504,205

		234,139,770

Hong Kong - 1.9%

AIA Group Ltd	5,325,700	23,274,748
China Unicom Ltd	10,340,000	13,831,569

		37,106,317

India - 1.5%

ICICI Bank Ltd ADR	687,248	29,482,939

Israel - 0.6%

Check Point Software Technologies Ltd *	258,477	12,145,834

Italy - 0.7%

Saipem SPA	446,693	13,766,182

	Shares	Value
Japan - 13.3%

Canon Inc	593,100	$21,871,778
Denso Corp	1,003,400	42,666,878
FANUC Corp	153,100	23,553,853
Honda Motor Co Ltd	1,266,700	48,810,312
Hoya Corp	1,160,600	21,833,244
Inpex Corp	5,299	28,481,164
Lawson Inc	338,900	26,035,702
NTT DOCOMO Inc	6,408	9,523,554
Shin-Etsu Chemical Co Ltd	642,200	42,617,125

		265,393,610

Mexico - 0.4%

Grupo Financiero Santander Mexico SAB de CV ADR ‘B’ *	505,150	7,794,465

Netherlands - 7.9%

Akzo Nobel NV	516,323	32,807,473
Heineken NV	760,960	57,441,796
ING Groep NV CVA *	3,831,816	27,538,315
Randstad Holding NV	980,757	40,192,447

		157,980,031

Russia - 0.5%

Sberbank of Russia ADR (LON)	648,311	8,327,977
Sberbank of Russia ADR (OTC)	144,620	1,843,905

		10,171,882

Singapore - 1.8%

DBS Group Holdings Ltd	2,071,000	26,791,926
Singapore Telecommunications Ltd Board Lot 10	2,944,680	8,515,784

		35,307,710

South Korea - 1.0%

Samsung Electronics Co Ltd	15,472	21,072,917

Spain - 2.5%

Amadeus IT Holding SA ‘A’	1,080,293	29,244,503
Banco Santander SA	2,440,801	16,511,902
Red Electrica Corp SA	95,804	4,822,702

		50,579,107

Sweden - 0.9%

Hennes & Mauritz AB ‘B’	532,139	19,056,297

Switzerland - 10.6%

Givaudan SA	3,896	4,787,143
Julius Baer Group Ltd	808,047	31,477,879
Kuehne + Nagel International AG	97,435	10,640,812
Nestle SA	967,314	69,981,318
Roche Holding AG (XVTX)	154,853	36,154,014
Sonova Holding AG	98,492	11,828,524
Swiss Re AG	226,883	18,464,644
UBS AG (XVTX)	1,931,374	29,660,438

		212,994,772

Taiwan - 2.4%

Hon Hai Precision Industry Co Ltd	5,753,070	15,973,601
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,857,394	31,928,603

		47,902,204

United Kingdom - 20.7%

Barclays PLC	4,308,759	19,096,338
BG Group PLC	1,515,992	26,024,758
Compass Group PLC	3,668,581	46,875,715
Delphi Automotive PLC	550,865	24,458,406
Diageo PLC	1,254,070	39,489,347

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Hays PLC	6,244,012	$9,183,522
HSBC Holdings PLC (LI)	6,109,650	65,042,657
Reckitt Benckiser Group PLC	525,849	37,732,534
Rio Tinto PLC	650,876	30,656,732
Royal Dutch Shell PLC ‘A’ (LI)	207,974	6,754,175
Smiths Group PLC	1,098,110	21,044,746
Standard Chartered PLC	1,880,456	48,713,209
WPP PLC	2,424,200	38,774,319

		413,846,458

United States - 0.7%

Yum! Brands Inc	185,630	13,354,222

Total Common Stocks (Cost $1,609,221,138)		1,964,231,269

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Commercial Paper - 0.3%

HSBC USA Inc 0.061% due 04/01/13	$6,550,000	6,550,000

Total Short-Term Investment (Cost $6,550,000)		6,550,000

TOTAL INVESTMENTS - 99.6% (Cost $1,633,589,378)		1,989,901,797

OTHER ASSETS & LIABILITIES, NET - 0.4%		8,985,337

NET ASSETS - 100.0%		$1,998,887,134

Notes to Schedule of Investments

(a)	As of March 31, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	21.7%
Consumer Staples	17.4%
Consumer Discretionary	15.0%
Industrials	10.8%
Materials	10.2%
Information Technology	10.1%
Health Care	8.2%
Energy	3.8%
Others (each less than 3.0%)	2.4%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$19,120,528	$19,120,528	$-	$-
	Common Stocks
	Australia	33,321,920	-	33,321,920	-
	Bermuda	25,929,728	-	25,929,728	-
	Brazil	15,240,821	15,240,821	-	-
	Canada	63,330,692	63,330,692	-	-
	Czech Republic	10,934,415	-	10,934,415	-
	France	233,378,976	-	233,378,976	-
	Germany	234,139,770	-	234,139,770	-
	Hong Kong	37,106,317	-	37,106,317	-
	India	29,482,939	29,482,939	-	-
	Israel	12,145,834	12,145,834	-	-
	Italy	13,766,182	-	13,766,182	-
	Japan	265,393,610	-	265,393,610	-
	Mexico	7,794,465	7,794,465	-	-
	Netherlands	157,980,031	-	157,980,031	-
	Russia	10,171,882	1,843,905	8,327,977	-
	Singapore	35,307,710	-	35,307,710	-
	South Korea	21,072,917	-	21,072,917	-
	Spain	50,579,107	-	50,579,107	-
	Sweden	19,056,297	-	19,056,297	-
	Switzerland	212,994,772	-	212,994,772	-
	Taiwan	47,902,204	31,928,603	15,973,601	-
	United Kingdom	413,846,458	24,458,406	389,388,052	-
	United States	13,354,222	13,354,222	-	-

		1,964,231,269	199,579,887	1,764,651,382	-
	Short-Term Investment	6,550,000	-	6,550,000	-

	Total	$1,989,901,797	$218,700,415	$1,771,201,382	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.9%

Brazil - 0.3%

Cia Energetica de Sao Paulo ‘B’	369,750	$3,723,574

Germany - 0.6%

ProSiebenSat.1 Media AG	206,156	7,364,069

Total Preferred Stocks (Cost $8,329,267)		11,087,643

COMMON STOCKS - 97.7%

Australia - 6.0%

Arrium Ltd	3,109,700	2,832,899
Australand Property Group REIT	587,737	2,112,927
Beach Energy Ltd	2,020,690	2,978,618
BlueScope Steel Ltd *	631,700	3,310,702
Breville Group Ltd	428,534	2,640,240
Caltex Australia Ltd	267,876	5,983,610
Challenger Ltd	942,811	3,793,328
Commonwealth Property Office Fund REIT	4,181,538	4,839,173
Evolution Mining Ltd *	1,421,521	2,176,783
Flight Centre Ltd	144,857	5,089,855
GrainCorp Ltd ‘A’	612,581	7,455,386
Grange Resources Ltd	4,091,556	924,076
iiNET Ltd	458,524	2,485,556
Imdex Ltd	593,817	760,094
JB Hi-Fi Ltd	312,777	4,823,492
Mount Gibson Iron Ltd	2,685,729	1,457,388
NRW Holdings Ltd	867,885	1,494,055
Nufarm Ltd	403,181	1,660,930
OrotonGroup Ltd	94,014	703,916
Perseus Mining Ltd *	1,549,464	2,913,246
Resolute Mining Ltd	1,740,405	2,418,194
Skilled Group Ltd	925,800	3,438,830
Spark Infrastructure Group	4,059,754	7,021,690
TPG Telecom Ltd	621,714	2,045,618

		75,360,606

Austria - 0.6%

ams AG	20,830	2,351,582
Oesterreichische Post AG	133,194	5,738,624

		8,090,206

Belgium - 0.3%

Barco NV	35,700	3,124,995

Bermuda - 0.9%

First Pacific Co Ltd	2,959,200	4,019,228
Giordano International Ltd	3,094,000	3,083,450
NWS Holdings Ltd	1,705,000	3,057,413
Oriental Watch Holdings	5,210,000	1,698,640

		11,858,731

Brazil - 0.4%

All America Latina Logistica SA	999,000	4,993,146

Canada - 8.3%

Aecon Group Inc	284,200	3,648,145
Alamos Gold Inc	152,100	2,088,689
Argonaut Gold Inc *	289,800	2,350,694
Artis Real Estate Investment Trust REIT	194,000	3,074,667
B2Gold Corp *	834,700	2,538,980
Calfrac Well Services Ltd	108,125	2,904,692

	Shares	Value
Canadian Apartment Properties REIT	106,200	$2,636,574
Canyon Services Group Inc	269,900	2,954,460
Cineplex Inc	119,900	4,069,648
Cogeco Cable Inc	103,600	4,652,490
Dundee Precious Metals Inc *	379,500	2,951,272
Empire Co Ltd ‘A’	51,000	3,321,012
Ensign Energy Services Inc	192,400	3,280,374
Methanex Corp (TSE)	102,600	4,180,355
Nevsun Resources Ltd	696,300	2,686,909
Norbord Inc *	76,900	2,617,711
Pacific Rubiales Energy Corp	114,300	2,412,356
Pan American Silver Corp	241,019	3,962,216
Parkland Fuel Corp	328,400	5,528,021
Poseidon Concepts Corp +	423,918	112,672
Primero Mining Corp *	409,200	2,731,088
Russel Metals Inc	230,800	6,556,960
Sandvine Corp *	1,268,100	2,509,112
SEMAFO Inc	369,460	923,787
ShawCor Ltd	103,000	4,366,993
TELUS Corp	58,400	4,033,414
The Jean Coutu Group PJC Inc ‘A’	234,000	3,646,424
TransForce Inc	209,900	4,525,087
TransGlobe Energy Corp *	269,800	2,310,637
Trinidad Drilling Ltd	379,900	2,752,438
Twin Butte Energy Ltd	1,188,900	2,879,061
Westjet Airlines Ltd	224,000	5,609,647

		104,816,585

Cayman - 0.7%

AMVIG Holdings Ltd	2,232,000	839,126
Hutchison Telecommunications Hong Kong Holdings Ltd	7,624,000	3,774,690
Polarcus Ltd *	3,842,293	4,208,367

		8,822,183

Denmark - 1.5%

Pandora AS	264,814	7,298,471
Royal UNIBREW AS	41,465	3,692,227
Topdanmark AS *	195,760	4,690,812
Tryg AS	40,602	3,279,921

		18,961,431

Finland - 1.9%

Amer Sports OYJ	255,000	4,216,046
Huhtamaki OYJ	226,304	4,453,710
Orion OYJ ‘B’	196,616	5,173,429
Pohjola Bank PLC ‘A’	221,665	3,235,378
Sponda OYJ	698,282	3,301,348
Tieto OYJ	179,523	3,802,407

		24,182,318

France - 7.2%

Alten SA	83,559	3,309,890
Altran Technologies SA *	357,134	2,480,684
Arkema SA	33,000	3,005,365
AtoS	42,767	2,945,198
Cap Gemini SA	199,907	9,111,309
CNP Assurances	338,418	4,646,193
Eiffage SA	102,595	4,347,055
Faurecia	174,980	2,784,769
Imerys SA	59,981	3,900,584
Klepierre REIT	182,022	7,156,130
Legrand SA	473	20,638
Mercialys SA REIT	205,048	4,199,572
Neopost SA	72,429	4,343,256
Plastic Omnium SA	98,289	4,551,866
Publicis Groupe SA	53,025	3,559,610
Remy Cointreau SA	29,945	3,462,548
SCOR SE	200,855	5,770,212
Technicolor SA *	715,753	2,920,881

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
UBISOFT Entertainment *	500,605	$5,419,795
Valeo SA	117,457	6,360,776
Zodiac Aerospace	52,031	6,066,084

		90,362,415

Germany - 6.6%

Axel Springer AG	109,314	4,738,543
Bertrandt AG	30,824	3,597,861
Brenntag AG	37,569	5,867,380
Deutsche Euroshop AG	90,075	3,645,761
Drillisch AG	185,410	3,387,950
Duerr AG	62,074	6,778,654
Freenet AG	284,543	6,915,427
Gerresheimer AG	88,632	5,092,713
Gildemeister AG	166,046	3,490,433
Hannover Rueckversicherung AG	113,372	8,894,534
Infineon Technologies AG	301,748	2,383,694
Jenoptik AG	188,176	1,943,064
Kloeckner & Co SE *	179,800	2,547,784
KUKA AG *	79,758	3,480,069
MTU Aero Engines Holding AG	61,650	5,844,120
NORMA Group AG	85,500	2,698,849
Stada Arzneimittel AG	122,400	5,010,663
Suedzucker AG	165,951	7,011,190

		83,328,689

Greece - 0.4%

OPAP SA	307,163	2,425,328
Public Power Corp SA *	294,467	2,098,586

		4,523,914

Hong Kong - 1.5%

China Overseas Grand Oceans Group Ltd	2,329,000	3,077,496
Melco International Development Ltd	2,640,000	4,591,221
PCCW Ltd	5,796,000	2,674,990
Techtronic Industries Co	1,586,500	3,897,038
Television Broadcasts Ltd	562,000	4,261,244

		18,501,989

Ireland - 1.4%

DCC PLC	135,836	4,780,356
Paddy Power PLC	47,383	4,282,403
Smurfit Kappa Group PLC	430,251	7,117,380
United Drug PLC	419,051	1,727,398

		17,907,537

Italy - 3.3%

Ansaldo STS SPA	308,577	3,097,159
Banca Generali SPA	190,617	3,628,833
Brembo SPA	418,737	6,734,212
Credito Emiliano SPA	58,925	302,180
Danieli & Co Officine Meccaniche SPA	91,246	2,311,852
De’Longhi SPA	259,182	4,085,569
Delclima *	259,182	283,801
Finmeccanica SPA *	760,834	3,676,264
Lottomatica Group SPA	261,706	6,161,575
MARR SPA	119,128	1,308,247
Mediolanum SPA	1,056,219	5,839,176
Societa Iniziative Autostradali e Servizi SPA	438,844	4,115,990

		41,544,858

Japan - 24.2%

Ain Pharmaciez Inc	46,500	2,506,961
Alfresa Holdings Corp	105,400	5,754,125
Asahi Holdings Inc	63,700	1,372,999
Avex Group Holdings Inc	145,700	3,939,193
Bando Chemical Industries Ltd	429,000	1,365,699
Cawachi Ltd	12,200	260,972
Century Tokyo Leasing Corp	122,200	3,184,730
Clarion Co Ltd *	1,526,000	1,990,564

	Shares	Value
Cosmos Initia Co Ltd *	365,200	$2,533,986
Daicel Corp	823,000	6,444,884
Daikyo Inc	1,324,000	4,655,813
Daiwabo Holdings Co Ltd	1,398,000	2,578,446
DIC Corp	2,470,000	5,301,172
Fuji Oil Co Ltd	247,900	3,827,638
Futaba Industrial Co Ltd *	402,300	1,863,651
Geo Holdings Corp	1,817	2,309,214
Haseko Corp *	8,612,500	8,030,386
Higashi Nihon House Co Ltd	847,000	7,110,322
Hino Motors Ltd	421,000	4,572,061
HIS Co Ltd	60,600	2,629,558
Hitachi Capital Corp	265,800	5,828,533
Honeys Co Ltd	262,730	3,421,015
Howa Machinery Ltd	2,315,000	2,893,359
Ibiden Co Ltd	167,600	2,623,793
Idemitsu Kosan Co Ltd	44,700	3,893,296
IT Holdings Corp	283,400	3,719,239
Japan Airlines Co Ltd	90,300	4,212,524
Japan Aviation Electronics Industry Ltd	316,000	2,411,576
JFE Holdings Inc	121,136	2,341,719
JVC Kenwood Corp	1,149,500	3,100,929
Kanamoto Co Ltd	277,000	6,015,940
Kanematsu Corp *	4,134,000	5,553,110
Koito Manufacturing Co Ltd	180,000	3,107,246
Kyoei Steel Ltd	170,700	3,058,194
KYORIN Holdings Inc	186,000	4,518,070
Kyowa Exeo Corp	322,400	3,464,912
Matsumotokiyoshi Holdings Co Ltd	91,800	2,629,919
Meitec Corp	129,900	3,286,577
Ministop Co Ltd	106,300	1,724,753
Misawa Homes Co Ltd	154,900	2,428,448
Mitsubishi Gas Chemical Co Inc	472,000	3,123,779
Mitsubishi Steel Manufacturing Co Ltd	981,000	2,097,936
MTI Ltd	242,800	2,650,124
NET One Systems Co Ltd	217,600	1,917,244
Nichiha Corp	379,100	5,657,688
Nihon Kohden Corp	82,000	2,894,626
Nihon Unisys Ltd	640,400	5,275,996
Nippon Carbon Co Ltd	1,291,000	3,029,358
Nippon Paint Co Ltd	295,000	2,953,172
Nippon Piston Ring Co Ltd	603,000	1,145,286
Nissei Build Kogyo Co Ltd	1,201,000	2,570,832
Nisshin Steel Holdings Co Ltd *	232,300	1,839,592
North Pacific Bank Ltd	930,900	3,145,988
Oenon Holdings Inc	123,000	322,425
Otsuka Corp	32,300	3,516,869
PanaHome Corp	364,000	2,606,866
Sankyu Inc	777,400	3,522,593
Sasebo Heavy Industries Co Ltd *	1,074,000	1,349,650
SCSK Corp	242,200	4,686,984
Seikitokyu Kogyo Co Ltd *	3,818,000	3,383,755
Seino Holdings Corp Ltd	226,000	1,968,089
Shinko Electric Industries Co Ltd	563,000	4,702,062
Shinko Plantech Co Ltd	277,600	2,244,009
Ship Healthcare Holdings Inc	123,300	4,365,470
Showa Corp	549,000	5,910,214
Sohgo Security Services Co Ltd	154,900	2,271,568
Sojitz Corp	2,349,400	3,686,146
Suruga Bank Ltd	221,000	3,548,735
Taihei Kogyo Co Ltd	329,000	1,191,195
Takara Leben Co Ltd	310,400	4,899,968
Takashima & Co Ltd	776,000	2,353,205
TBK Co Ltd	109,000	610,176
Temp Holdings Co Ltd	133,300	2,288,493
The 77 Bank Ltd	976,000	5,274,131
The Higo Bank Ltd	242,000	1,568,273
The Keiyo Bank Ltd	739,000	4,244,197
The Musashino Bank Ltd	114,500	4,526,482
The Okinawa Electric Power Co Inc	72,300	2,497,594

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Toho Holdings Co Ltd	152,700	$3,514,056
Tokai Carbon Co Ltd	752,000	2,594,664
Tokyu REIT Inc	607	4,600,033
Toridoll.corp	69,000	707,394
Tosoh Corp	1,465,000	4,200,244
Touei Housing Corp	213,900	3,630,760
Toyo Engineering Corp	577,000	2,521,652
Toyo Tire & Rubber Co Ltd	1,157,000	5,191,007
Toyoda Gosei Co Ltd	161,400	3,878,820
Toyota Boshoku Corp	328,600	4,649,260
TS Tech Co Ltd	141,600	4,033,333
Tsuruha Holdings Inc	57,400	5,608,029
Universal Entertainment Corp	51,100	1,020,112

		304,455,660

Luxembourg - 0.7%

AZ Electronic Materials SA	369,900	2,142,673
Eurofins Scientific	20,133	4,241,810
Oriflame Cosmetics SA SDR	63,284	2,158,253

		8,542,736

Malaysia - 0.6%

POS Malaysia Bhd	2,917,100	3,998,264
RHB Capital Bhd	1,455,900	4,065,572

		8,063,836

Multi-National - 0.3%

HKT Trust & HKT Ltd	3,081,000	3,083,287

Netherlands - 0.8%

Aalberts Industries NV	167,060	3,742,665
Arcadis NV	105,145	2,910,823
Nutreco NV	36,200	3,329,409

		9,982,897

Norway - 1.1%

Atea ASA	252,100	2,805,055
DNO International ASA *	2,642,500	4,590,428
Kongsberg Gruppen ASA	10,302	204,773
Norwegian Air Shuttle ASA *	178,196	6,485,292

		14,085,548

Singapore - 0.2%

STX OSV Holdings Ltd	2,710,000	2,665,824

South Korea - 4.3%

Chong Kun Dang Pharm Corp	147,810	6,988,654
Daeduck GDS Co Ltd	208,570	3,430,324
Dongbu Insurance Co Ltd	72,800	3,108,204
ELK Corp *	224,000	3,806,556
Eugene Technology Co Ltd	167,709	2,924,295
GS Home Shopping Inc	15,289	2,690,077
Hanwha Corp	115,190	3,492,912
Humax Co Ltd	264,489	2,916,553
Korea District Heating Corp	37,055	3,227,764
LG International Corp	70,560	2,679,029
LIG Insurance Co Ltd	150,310	3,207,028
LOTTE Himart Co Ltd	75,644	5,085,678
Lumens Co Ltd *	453,500	3,828,966
Meritz Fire & Marine Insurance Co Ltd	266,300	2,913,360
Simm Tech Co Ltd	555,661	4,308,616

		54,608,016

Spain - 2.9%

Bankinter SA	471,062	2,295,832
Bolsas y Mercados Espanoles SA	177,378	4,375,457
Distribuidora Internacional de Alimentacion SA	1,361,490	9,425,334

	Shares	Value
Enagas SA	134,892	$3,151,838
Ence Energia y Celulosa SA	945,429	2,684,957
Obrascon Huarte Lain SA	130,592	4,298,363
Prosegur Cia de Seguridad SA	797,780	4,400,395
Red Electrica Corp SA	46,982	2,365,039
Tecnicas Reunidas SA	75,519	3,550,786

		36,548,001

Sweden - 1.6%

AarhusKarlshamn AB	110,745	5,593,429
BillerudKorsnas AB	466,500	4,501,097
Intrum Justitia AB	175,384	3,392,531
JM AB	162,700	3,863,982
Modern Times Group AB ‘B’	74,086	2,952,042

		20,303,081

Switzerland - 2.5%

Actelion Ltd	95,426	5,185,603
Baloise Holding AG	42,653	3,997,733
Flughafen Zuerich AG	7,235	3,367,520
Galenica AG	6,112	3,688,116
Helvetia Holding AG	12,428	5,023,604
OC Oerlikon Corp AG	455,862	5,424,507
Temenos Group AG *	171,577	4,079,441

		30,766,524

United Kingdom - 17.5%

Aberdeen Asset Management PLC	540,390	3,541,008
Afren PLC *	1,662,819	3,586,898
Amlin PLC	391,213	2,518,532
Ashmore Group PLC	642,449	3,422,823
Ashtead Group PLC	514,548	4,604,204
Aveva Group PLC	133,652	4,602,451
Barratt Developments PLC *	422,046	1,759,078
Beazley PLC	2,962,101	9,411,106
Bellway PLC	560,356	11,047,754
Berkeley Group Holdings PLC	242,129	7,513,552
Bodycote PLC	716,308	5,855,907
Close Brothers Group PLC	390,964	6,270,343
Cobham PLC	834,422	3,087,612
De La Rue PLC	267,843	3,978,743
Debenhams PLC	1,854,876	2,335,972
Dixons Retail PLC *	9,615,074	4,948,469
DS Smith PLC	1,426,676	4,747,569
easyJet PLC	526,081	8,643,379
Elementis PLC	712,245	2,830,963
Ferrexpo PLC	850,392	2,240,441
Firstgroup PLC	1,220,613	3,743,338
Go-Ahead Group PLC	186,593	4,172,574
Home Retail Group PLC	1,305,348	3,085,158
IG Group Holdings PLC	908,867	7,401,101
Inmarsat PLC	450,100	4,815,761
International Personal Finance PLC	429,206	2,903,924
Jazztel PLC *	360,461	2,753,952
Laird PLC	735,110	2,434,957
London Stock Exchange Group PLC	340,633	6,800,928
Micro Focus International PLC	537,786	5,601,481
Mondi PLC	570,699	7,782,571
Next PLC	129,133	8,582,056
Northgate PLC	690,681	3,284,928
Pace PLC	937,667	3,476,567
Persimmon PLC	221,346	3,603,035
Petropavlovsk PLC	274,988	930,684
QinetiQ Group PLC	1,538,861	4,852,381
Rexam PLC	302,323	2,424,369
Rightmove PLC	207,228	5,619,067
Rockhopper Exploration PLC *	480,700	1,107,618
RPC Group PLC	339,408	2,050,863
Senior PLC	484,788	1,760,525
SIG PLC	1,856,403	4,488,691

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Soco International PLC *	525,800	$3,008,267
Spirent Communications PLC	853,144	1,914,575
Stagecoach Group PLC	616,971	2,913,329
Synthomer PLC	730,400	2,392,643
Taylor Wimpey PLC	6,714,749	9,281,397
Tullett Prebon PLC	949,435	3,742,105
WH Smith PLC	512,614	5,824,115

		219,699,764

Total Common Stocks (Cost $1,035,000,922)		1,229,184,777

	Principal Amount

SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $13,111,843; collateralized by Fannie Mae: 0.350% due 08/28/15 and value $5,733,814; and U.S. Treasury Notes: 0.875% due 02/28/17 and value $7,643,675)	$13,111,828	13,111,828

Total Short-Term Investment (Cost $13,111,828)		13,111,828

TOTAL INVESTMENTS - 99.6% (Cost $1,056,442,017)		1,253,384,248

OTHER ASSETS & LIABILITIES, NET - 0.4%		4,862,461

NET ASSETS - 100.0%		$1,258,246,709

Notes to Schedule of Investments

(a)	As of March 31, 2013, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	20.8%
Industrials	20.8%
Financials	16.3%
Materials	11.0%
Information Technology	9.9%
Consumer Staples	5.3%
Energy	5.1%
Health Care	4.6%
Others (each less than 3.0%)	5.8%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	An investment with a value of $112,672 or less than 0.1% of the portfolio’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board.

(d)	Forward foreign currency contracts outstanding as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
GBP	14,948,000	USD	22,594,201	04/13	SSB	$117,537
JPY	2,757,206,000	USD	29,207,258	04/13	SSB	84,559
USD	34,283,225	EUR	26,331,000	04/13	SSB	529,057
USD	22,254,881	GBP	14,948,000	04/13	SSB	(456,856)
USD	28,737,060	JPY	2,757,206,000	04/13	SSB	(554,757)

Total Forward Foreign Currency Contracts						($280,460)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Brazil	$3,723,574	$3,723,574	$-	$-
	Germany	7,364,069	-	7,364,069	-

		11,087,643	3,723,574	7,364,069	-
	Common Stocks
	Australia	75,360,606	-	75,360,606	-
	Austria	8,090,206	-	8,090,206	-
	Belgium	3,124,995	-	3,124,995	-
	Bermuda	11,858,731	-	11,858,731	-
	Brazil	4,993,146	4,993,146	-	-
	Canada	104,816,585	104,703,913	-	112,672
	Cayman	8,822,183	-	8,822,183	-
	Denmark	18,961,431	-	18,961,431	-
	Finland	24,182,318	-	24,182,318	-
	France	90,362,415	-	90,362,415	-
	Germany	83,328,689	-	83,328,689	-
	Greece	4,523,914	-	4,523,914	-
	Hong Kong	18,501,989	-	18,501,989	-
	Ireland	17,907,537	-	17,907,537	-
	Italy	41,544,858	-	41,544,858	-
	Japan	304,455,660	-	304,455,660	-
	Luxembourg	8,542,736	-	8,542,736	-
	Malaysia	8,063,836	-	8,063,836	-
	Multi-National	3,083,287	-	3,083,287	-
	Netherlands	9,982,897	-	9,982,897	-
	Norway	14,085,548	-	14,085,548	-
	Singapore	2,665,824	-	2,665,824	-
	South Korea	54,608,016	-	54,608,016	-
	Spain	36,548,001	-	36,548,001	-
	Sweden	20,303,081	-	20,303,081	-
	Switzerland	30,766,524	-	30,766,524	-
	United Kingdom	219,699,764	-	219,699,764	-

		1,229,184,777	109,697,059	1,119,375,046	112,672
	Short-Term Investment	13,111,828	-	13,111,828	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	731,153	-	731,153	-

	Total Assets	1,254,115,401	113,420,633	1,140,582,096	112,672

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,011,613)	-	(1,011,613)	-

	Total Liabilities	(1,011,613)	-	(1,011,613)	-

	Total	$1,253,103,788	$113,420,633	$1,139,570,483	$112,672

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.5%

Germany - 1.5%

Volkswagen AG	114,044	$22,669,763

Total Preferred Stocks (Cost $20,387,423)		22,669,763

COMMON STOCKS - 97.3%

Australia - 2.6%

Australia & New Zealand Banking Group Ltd	946,204	28,214,638
Goodman Group REIT	2,177,780	10,861,587

		39,076,225

Belgium - 1.6%

Solvay SA	176,716	23,950,209

Brazil - 0.5%

Cia Energetica de Minas Gerais ADR	655,000	7,761,750

Canada - 0.6%

First Quantum Minerals Ltd	474,530	9,024,875

China - 2.6%

China Construction Bank Corp ‘H’	20,902,000	17,119,270
China Shenhua Energy Co Ltd ‘H’	3,344,000	12,122,601
PetroChina Co Ltd ‘H’	8,116,000	10,697,227

		39,939,098

Denmark - 0.8%

Danske Bank AS *	694,087	12,443,221

Finland - 0.8%

UPM-Kymmene OYJ	1,101,609	12,341,337

France - 13.9%

AXA SA	868,364	14,969,298
BNP Paribas SA	541,630	27,903,461
Cie de St-Gobain	422,937	15,696,765
GDF Suez	437,382	8,430,151
Lafarge SA	184,371	12,262,616
Renault SA	260,426	16,353,318
Sanofi	518,233	52,847,108
Schneider Electric SA	295,261	21,596,237
Societe Generale SA *	436,470	14,398,778
Sodexo	215,267	20,071,523
Suez Environnement Co	543,994	6,942,297

		211,471,552

Germany - 6.1%

Allianz SE	248,778	33,803,177
BASF SE	205,300	17,987,435
Bayer AG	273,899	28,260,286
Deutsche Boerse AG	210,032	12,719,629

		92,770,527

Hong Kong - 3.0%

China Overseas Land & Investment Ltd	2,430,000	6,741,867
Hutchison Whampoa Ltd	2,355,000	24,655,199
Wharf Holdings Ltd	1,577,000	14,104,656

		45,501,722

	Shares	Value
Italy - 3.6%

Eni SPA	2,000,625	$44,923,769
Intesa Sanpaolo SPA	6,581,785	9,699,393

		54,623,162

Japan - 23.5%

Bridgestone Corp	396,100	13,362,486
Canon Inc	581,500	21,444,004
Daiwa House Industry Co Ltd	740,000	14,489,046
Hitachi Ltd	4,417,000	25,761,073
Honda Motor Co Ltd	752,800	29,007,976
Japan Airlines Co Ltd	189,700	8,849,567
Japan Tobacco Inc	502,300	16,076,487
Kirin Holdings Co Ltd	571,000	9,199,233
Marubeni Corp	1,324,000	10,123,796
Mitsubishi Heavy Industries Ltd	1,966,000	11,379,847
Mitsubishi UFJ Financial Group Inc	3,775,600	22,758,581
Mitsui Fudosan Co Ltd	753,000	21,480,470
Nippon Telegraph & Telephone Corp	255,100	11,128,356
Nissan Motor Co Ltd	1,219,300	11,814,523
ORIX Corp	1,505,200	19,225,427
Otsuka Holdings Co Ltd	378,200	13,171,633
Seven & I Holdings Co Ltd	545,200	18,081,195
Sumitomo Corp	1,151,600	14,524,107
Sumitomo Electric Industries Ltd	1,035,800	12,724,480
Sumitomo Mitsui Financial Group Inc	866,400	35,553,210
The Dai-ichi Life Insurance Co Ltd	5,359	7,199,276
Yamato Holdings Co Ltd	650,500	11,803,652

		359,158,425

Netherlands - 3.8%

ASML Holding NV	212,494	14,307,036
European Aeronautic Defence & Space Co NV	334,939	17,076,710
ING Groep NV CVA *	1,610,357	11,573,238
Unilever NV CVA	357,238	14,644,696

		57,601,680

Norway - 1.3%

Telenor ASA	884,791	19,405,176

Russia - 0.7%

Sberbank of Russia ADR (OTC)	898,430	11,454,983

South Africa - 0.3%

African Bank Investments Ltd	1,565,811	5,159,961

South Korea - 0.8%

Samsung Electronics Co Ltd	9,152	12,465,056

Spain - 3.1%

Iberdrola SA	2,738,001	12,768,419
Repsol SA	906,349	18,441,684
Telefonica SA	1,136,633	15,363,785

		46,573,888

Sweden - 2.2%

Nordea Bank AB	649,534	7,370,103
Telefonaktiebolaget LM Ericsson ‘B’	2,048,147	25,555,657

		32,925,760

Switzerland - 5.4%

Credit Suisse Group AG	547,566	14,451,062
Novartis AG	438,993	31,261,324

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Roche Holding AG (XVTX)	68,603	$16,016,957
Swiss Re AG	257,583	20,963,132

		82,692,475

United Kingdom - 20.1%

Barclays PLC	5,823,569	25,809,948
British American Tobacco PLC	140,925	7,545,498
Centrica PLC	2,706,221	15,144,118
Experian PLC	445,129	7,741,329
HSBC Holdings PLC (LI)	5,535,819	58,933,716
InterContinental Hotels Group PLC	678,562	20,746,356
Kingfisher PLC	2,213,793	9,703,371
Pearson PLC	586,147	10,562,983
Prudential PLC	1,482,938	24,130,989
Rio Tinto PLC	214,619	10,108,711
Royal Dutch Shell PLC ‘A’ (LI)	1,458,949	47,380,907
SABMiller PLC	336,315	17,712,242
Tullow Oil PLC	633,535	11,858,333
Vodafone Group PLC	13,964,893	39,637,237

		307,015,738

Total Common Stocks (Cost $1,326,914,868)		1,483,356,820

	Principal Amount

SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $21,864,315; collateralized by Fannie Mae: 4.625% due 10/15/14 and value $22,304,625)	$21,864,291	21,864,291

Total Short-Term Investment (Cost $21,864,291)		21,864,291

TOTAL INVESTMENTS - 100.2% (Cost $1,369,166,582)		1,527,890,874

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(2,995,160)

NET ASSETS - 100.0%		$1,524,895,714

Notes to Schedule of Investments

(a)	As of March 31, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	33.0%
Industrials	10.3%
Consumer Discretionary	10.1%
Energy	9.5%
Health Care	9.3%
Information Technology	6.5%
Materials	5.6%
Telecommunication Services	5.6%
Consumer Staples	5.5%
Utilities	3.4%
Other (each less than 3.0%)	1.4%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	98,332,524	USD	101,749,579	05/13	RBC	$400,256
CAD	3,926,760	EUR	2,916,306	05/13	CIT	123,846
CHF	3,053,067	USD	3,217,276	04/13	HSB	(1,152)
CHF	3,798,463	USD	4,044,338	05/13	BRC	(41,532)
CHF	4,740,400	USD	5,113,082	05/13	CIT	(117,666)
CHF	56,750,620	USD	62,415,446	05/13	RBC	(2,611,852)
CHF	7,117,042	USD	7,644,185	05/13	SSB	(144,272)
EUR	5,641,226	USD	7,315,559	05/13	CSF	(82,939)
EUR	3,748,269	USD	5,022,703	05/13	HSB	(217,044)
EUR	4,398,534	USD	5,892,496	05/13	SSB	(253,132)
EUR	2,328,609	USD	3,159,998	05/13	UBS	(174,486)
GBP	4,037,351	JPY	574,788,755	05/13	TDB	25,967
GBP	631,882	USD	958,755	04/13	HSB	1,358
GBP	4,547,320	USD	7,146,013	05/13	CIT	(237,726)
GBP	2,748,189	USD	4,322,237	05/13	HSB	(147,188)
GBP	5,691,272	USD	8,559,560	05/13	HSB	86,620
GBP	2,706,148	USD	4,096,800	05/13	RBC	14,380
GBP	8,117,846	USD	12,800,294	05/13	SSB	(467,665)
GBP	3,875,953	USD	6,000,940	05/13	WBC	(112,594)
HKD	58,655,008	GBP	4,982,834	05/13	RBC	(12,550)
HKD	54,703,521	USD	7,058,081	05/13	CSF	(9,839)
HKD	28,273,664	USD	3,648,050	05/13	SSB	(5,147)
JPY	363,381,289	EUR	2,901,132	05/13	BRC	141,473
JPY	439,223,835	EUR	3,525,515	05/13	CIT	146,796
JPY	525,090,613	USD	5,558,867	04/13	UBS	19,192
JPY	575,906,419	USD	6,160,257	05/13	CIT	(40,931)
JPY	907,069,806	USD	9,517,068	05/13	CSF	121,054
JPY	579,040,527	USD	6,151,949	05/13	SGN	679
SEK	96,497,499	USD	15,139,641	05/13	HSB	(341,340)
SEK	27,444,747	USD	4,318,262	05/13	SGN	(109,494)
SGD	34,727,471	USD	28,054,895	05/13	HSB	(54,663)
USD	9,234,062	CAD	9,271,090	05/13	RBC	113,875
USD	2,333,850	CAD	2,401,872	05/13	WBC	(28,928)
USD	16,860,498	CHF	15,905,065	05/13	HSB	99,799
USD	4,852,508	CHF	4,573,402	05/13	SGN	33,074
USD	3,131,195	EUR	2,329,398	05/13	CIT	144,672
USD	3,487,703	EUR	2,592,585	05/13	RBC	163,748
USD	92,358,667	EUR	68,035,550	05/13	RBS	5,130,235
USD	4,569,234	EUR	3,419,890	05/13	SGN	184,589
USD	11,401,278	EUR	8,727,080	05/13	SSB	212,281
USD	9,326,045	EUR	7,074,118	05/13	UBS	256,312
USD	4,302,201	EUR	3,171,926	05/13	WBC	235,472
USD	18,923,040	GBP	11,968,124	05/13	RBC	741,070
USD	3,082,455	GBP	2,043,621	05/13	UBS	(22,214)
USD	3,126,444	GBP	1,989,195	05/13	UBS	104,459
USD	3,014,758	GBP	1,991,322	05/13	WBC	(10,458)
USD	8,204,971	HKD	63,645,140	05/13	SSB	4,652
USD	45,886,919	HKD	355,809,461	05/13	TDB	42,864
USD	8,815,591	JPY	817,912,059	05/13	CIT	124,820
USD	4,441,467	JPY	401,498,832	05/13	CSF	175,318
USD	6,501,910	JPY	593,117,193	05/13	RBC	199,709
USD	6,033,044	JPY	562,110,776	05/13	SSB	60,304
USD	35,584,905	JPY	3,234,507,723	05/13	TDB	1,216,458
USD	12,377,338	JPY	1,180,981,564	05/13	UBS	(171,249)
USD	3,295,357	NOK	18,154,466	05/13	HSB	190,783

Total Forward Foreign Currency Contracts						$5,100,054

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$22,669,763	$-	$22,669,763	$-
	Common Stocks
	Australia	39,076,225	-	39,076,225	-
	Belgium	23,950,209	-	23,950,209	-
	Brazil	7,761,750	7,761,750	-	-
	Canada	9,024,875	9,024,875	-	-
	China	39,939,098	-	39,939,098	-
	Denmark	12,443,221	-	12,443,221	-
	Finland	12,341,337	-	12,341,337	-
	France	211,471,552	-	211,471,552	-
	Germany	92,770,527	-	92,770,527	-
	Hong Kong	45,501,722	-	45,501,722	-
	Italy	54,623,162	-	54,623,162	-
	Japan	359,158,425	-	359,158,425	-
	Netherlands	57,601,680	-	57,601,680	-
	Norway	19,405,176	-	19,405,176	-
	Russia	11,454,983	11,454,983	-	-
	South Africa	5,159,961	-	5,159,961	-
	South Korea	12,465,056	-	12,465,056	-
	Spain	46,573,888	-	46,573,888	-
	Sweden	32,925,760	-	32,925,760	-
	Switzerland	82,692,475	-	82,692,475	-
	United Kingdom	307,015,738	-	307,015,738	-

		1,483,356,820	28,241,608	1,455,115,212	-
	Short-Term Investment	21,864,291	-	21,864,291	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	10,516,115	-	10,516,115	-

	Total Assets	1,538,406,989	28,241,608	1,510,165,381	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(5,416,061)	-	(5,416,061)	-

	Total Liabilities	(5,416,061)	-	(5,416,061)	-

	Total	$1,532,990,928	$28,241,608	$1,504,749,320	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 47.2%

Canada - 12.8%

Canadian Government 1.000% due 02/01/14 ‡	CAD 189,500,000	$186,519,038

France - 9.4%

French Treasury 4.500% due 07/12/13	EUR 106,300,000	137,904,316

Germany - 12.5%

Bundesobligation 3.500% due 04/12/13	143,000,000	183,438,658

United Kingdom - 12.5%

United Kingdom Gilt 2.250% due 03/07/14	GBP 118,000,000	182,677,110

Total Foreign Government Bonds & Notes (Cost $693,110,855)		690,539,122

SHORT-TERM INVESTMENTS - 53.1%

U.S. Treasury Bills - 12.9%

0.157% due 09/19/13 ‡	$187,700,000	187,610,842

	Principal Amount	Value
Repurchase Agreement - 40.2%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $588,068,424; collateralized by Fannie Mae: 0.875% due 08/28/14 and value $63,433,050; Federal Home Loan Bank: 0.250% due 07/16/14 and value $25,000,000; Freddie Mac: 1.000% due 08/20/14 and value $100,021,404; and U.S. Treasury Notes: 0.125% - 2.375% due 05/31/14 - 08/31/14 and value $411,379,550)	$588,067,770	$588,067,770

Total Short-Term Investments (Cost $775,629,576)		775,678,612

TOTAL INVESTMENTS - 100.3% (Cost $1,468,740,431)		1,466,217,734

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(3,663,229)

NET ASSETS - 100.0%		$1,462,554,505

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2013, investments with total aggregate values of $26,875,383 were fully or partially segregated with broker(s)/custodian as collateral for forward foreign currency contracts.

(c)	Forward foreign currency contracts outstanding as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	14,075,000	USD	14,671,034	04/13	RBS	($29,977)
EUR	171,383,111	USD	220,380,000	04/13	RBS	(675,288)
INR	23,986,480,000	USD	437,869,295	04/13	RBS	2,334,414
KRW	238,565,000,000	USD	218,504,135	04/13	MSC	(4,248,199)
MXN	5,656,320,000	USD	444,731,690	04/13	BRC	12,649,718
NZD	20,865,000	USD	17,430,099	04/13	RBS	13,684
PHP	9,357,850,000	USD	229,823,786	04/13	GSC	(444,768)
PLN	716,090,000	USD	225,591,671	04/13	BRC	(5,965,352)
USD	779,836,322	AUD	761,730,000	04/13	BRC	(12,528,307)
USD	731,695,739	CAD	755,260,000	04/13	MSC	(11,558,233)
USD	220,380,000	CHF	209,063,928	04/13	RBS	117,950
USD	224,801,067	CZK	4,364,760,000	04/13	GSC	7,714,710
USD	348,676,852	EUR	266,195,000	04/13	MSC	7,427,965
USD	176,747,600	GBP	117,765,000	04/13	BRC	(2,178,618)
USD	14,524,427	MXN	179,870,000	04/13	RBS	(20,223)
USD	212,930,466	NOK	1,210,350,000	04/13	MSC	5,803,242
USD	889,881,434	NZD	1,076,710,000	04/13	RBS	(10,281,346)
ZAR	1,953,830,000	USD	213,933,728	04/13	RBS	(1,797,020)

Total Forward Foreign Currency Contracts						($13,665,648)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Foreign Government Bonds & Notes	$690,539,122	$-	$690,539,122	$-
	Short-Term Investments	775,678,612	-	775,678,612	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	36,061,683	-	36,061,683	-

	Total Assets	1,502,279,417	-	1,502,279,417	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(49,727,331)	-	(49,727,331)	-

	Total Liabilities	(49,727,331)	-	(49,727,331)	-

	Total	$1,452,552,086	$-	$1,452,552,086	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.9%

France - 0.5%

Sanofi	52,183	$5,321,391
Total SA	93,588	4,473,182

		9,794,573

Germany - 1.0%

Deutsche Euroshop AG	179,363	7,259,669
Deutsche Wohnen AG	382,846	6,963,065
GSW Immobilien AG	182,329	7,220,453

		21,443,187

Luxembourg - 0.4%

GAGFAH SA *	644,247	7,914,391

Total Common Stocks (Cost $37,451,502)		39,152,151

	Principal Amount

MORTGAGE-BACKED SECURITIES - 0.6%

United States - 0.6%

Fannie Mae (IO)
5.946% due 01/25/43 " §	$29,286,287	6,411,130
Freddie Mac (IO) 6.047% due 02/15/33 " §	6,339,652	1,416,488
6.417% due 05/15/36 " §	10,585,960	1,807,430
Government National Mortgage Association (IO) 6.547% due 02/20/35 " §	10,853,449	1,923,763

		11,558,811

Total Mortgage-Backed Securities (Cost $11,062,657)		11,558,811

FOREIGN GOVERNMENT BONDS & NOTES - 42.0%

Albania - 0.1%

Albania Government 7.500% due 11/04/15	EUR 2,000,000	2,656,636

Cyprus - 0.9%

Cyprus Government
3.750% due 06/03/13	14,074,000	16,507,303
4.375% due 07/15/14	660,000	655,667
4.625% due 02/03/20	2,000,000	1,506,174

		18,669,144

Georgia - 1.1%

Georgia Treasury
7.400% due 04/19/14	GEL 31,423,000	19,379,919
10.300% due 09/01/13	5,000,000	3,082,142
12.000% due 09/15/13	730,000	454,236

		22,916,297

Germany - 1.8%

Bundesrepublik Deutschland 4.750% due 07/04/34	EUR 19,840,000	36,907,310

Guatemala - 0.5%

Guatemala Government 4.875% due 02/13/28 ~	$11,170,000	10,974,525

	Principal Amount	Value
Israel - 0.2%

Israel Government 4.500% due 01/30/43	$3,239,000	$3,131,553

Mexico - 7.0%

Mexican Bonos
6.000% due 06/18/15	MXN 1,264,700,000	106,380,219
8.000% due 12/17/15	430,000,000	38,010,775

		144,390,994

Mongolia - 0.2%

Mongolia Government 4.125% due 01/05/18 ~	$4,120,000	3,996,400

New Zealand - 0.7%

New Zealand Government 2.000% due 09/20/25 ^	NZD 14,612,000	13,160,314

Paraguay - 0.2%

Republic of Paraguay 4.625% due 01/25/23 ~	$4,637,000	4,678,733

Philippines - 1.7%

Philippine Government
4.125% due 11/08/17	PHP 94,870,000	2,449,627
4.625% due 07/05/17	86,110,000	2,263,575
5.000% due 08/18/18	122,140,000	3,309,455
5.875% due 01/31/18	91,390,000	2,539,542
6.250% due 01/14/36	362,000,000	11,850,688
8.000% due 07/19/31	343,987,000	13,167,091

		35,579,978

Romania - 2.8%

Romania Government
5.750% due 01/27/16	RON 9,660,000	2,831,520
5.800% due 10/26/15	97,550,000	28,643,774
5.850% due 07/28/14	35,070,000	10,246,157
5.900% due 07/26/17	51,090,000	15,064,817
11.000% due 03/05/14	4,960,000	1,516,514

		58,302,782

Russia - 1.9%

Russian Federal
6.880% due 07/15/15	RUB 156,060,000	5,130,953
7.000% due 06/03/15	156,060,000	5,146,007
7.100% due 03/13/14	603,450,000	19,673,773
8.100% due 11/26/14	72,250,000	2,413,587
12.000% due 08/20/14	195,850,000	6,835,913

		39,200,233

Serbia - 7.1%

Serbia Treasury
10.000% due 04/01/14	RSD 280,000,000	3,195,027
10.000% due 01/10/15	461,400,000	5,207,168
10.000% due 12/06/15	157,800,000	1,754,985
10.000% due 02/21/16	1,270,960,000	14,090,952
10.000% due 01/24/18	823,560,000	8,851,742
Serbia Treasury Bills
10.007% due 04/03/14	440,560,000	4,564,016
10.602% due 02/20/14	1,709,240,000	17,891,331
11.327% due 01/23/14	2,318,080,000	24,456,694
12.775% due 01/30/14	500,000,000	5,264,826
13.147% due 12/18/14	559,390,000	5,383,871
14.135% due 05/22/14	5,406,340,000	55,200,706

		145,861,318

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Sri Lanka - 5.5%

Sri Lanka Government International
5.875% due 07/25/22 ~	$21,362,000	$22,269,885
6.250% due 10/04/20 ~	9,704,000	10,383,280
Sri Lanka Government
6.500% due 07/15/15	LKR 250,000,000	1,795,908
7.000% due 03/01/14	92,500,000	706,312
8.500% due 04/01/18	3,016,210,000	21,261,739
9.000% due 05/01/21	6,635,190,000	44,896,050
11.750% due 04/01/14	462,500,000	3,680,150
11.750% due 03/15/15	462,500,000	3,698,200
Sri Lanka Treasury Bills 11.257% due 03/28/14	678,650,000	4,814,034

		113,505,558

Turkey - 10.3%

Turkey Government
3.000% due 07/21/21 ^	TRY 47,840,335	30,103,477
4.000% due 04/01/20 ^	78,228,850	51,344,033
6.050% due 04/09/14	6,957,242	3,614,359
7.090% due 07/17/13	98,841,000	53,732,400
7.220% due 09/11/13	137,559,000	74,046,019

		212,840,288

Total Foreign Government Bonds & Notes (Cost $856,185,489)		866,772,063

PURCHASED OPTIONS - 0.3%
(See Note (f) in Notes to Schedule of Investments) (Cost $8,347,337)		6,429,452

SHORT-TERM INVESTMENTS - 60.7%

Foreign Government Issues - 25.8%

Bank Negara Malaysia Monetary Notes (Malaysia)
2.982% due 04/30/13	MYR 86,246,000	27,787,455
2.991% due 04/30/13	18,636,000	6,004,211
2.997% due 04/30/13	17,100,000	5,509,311
3.001% due 04/18/13	28,621,000	9,230,231
3.002% due 04/23/13	69,104,000	22,276,859
3.002% due 05/02/13	53,546,000	17,248,807
3.004% due 04/30/13	8,059,000	2,596,474
Georgia Treasury Bills (Georgia)
5.415% due 11/07/13	GEL 2,980,000	1,743,766
5.883% due 07/18/13	11,925,000	7,087,072
Georgia Treasury (Georgia)
9.500% due 11/17/13	4,000,000	2,479,911
10.000% due 09/29/13	10,000,000	6,179,663
Korea Monetary Stabilization Bonds (South Korea)
2.580% due 08/20/13	KRW 10,000,000,000	8,899,874
2.590% due 06/18/13	10,000,000,000	8,936,783
2.591% due 09/17/13	30,000,000,000	26,647,420
2.600% due 05/28/13	5,469,380,000	4,894,503
2.600% due 06/18/13	10,000,000,000	8,937,574
2.602% due 05/07/13	8,311,410,000	7,451,173
2.605% due 06/04/13	4,947,520,000	4,426,252
2.610% due 05/28/13	6,292,890,000	5,631,455
2.711% due 04/02/13	10,000,000,000	8,987,293
2.711% due 04/30/13	5,249,000,000	4,707,680
2.755% due 04/30/13	14,802,200,000	13,275,216
Nigeria Treasury Bills (Nigeria)
12.203% due 01/23/14	NGN 2,984,940,000	17,169,006
13.943% due 04/25/13	3,160,000,000	19,759,404
15.007% due 10/24/13	3,395,000,000	20,063,154
15.122% due 10/10/13	11,067,300,000	65,683,082
15.393% due 10/10/13	4,064,900,000	24,124,688

	Principal Amount	Value
Philippine Treasury Bills (Philippines)
0.036% due 04/10/13	PHP 132,020,000	$3,234,962
0.041% due 04/10/13	170,220,000	4,170,995
0.049% due 06/05/13	200,020,000	4,899,240
0.081% due 05/02/13	208,590,000	5,110,895
0.162% due 05/02/13	177,150,000	4,340,250
0.223% due 07/10/13	292,500,000	7,162,487
0.357% due 06/13/13	300,530,000	7,360,444
0.405% due 06/13/13	107,150,000	2,624,269
0.458% due 10/02/13	317,060,000	7,757,482
0.911% due 08/07/13	136,000,000	3,329,501
1.032% due 10/02/13	100,000,000	2,446,692
1.036% due 10/02/13	28,000,000	685,074
1.052% due 09/18/13	300,000,000	7,341,252
Romania Treasury Bills (Romania) 5.916% due 01/15/14	RON 71,200,000	19,868,710
Singapore Treasury Bills (Singapore)
0.181% due 04/04/13	SGD 210,000	169,305
0.230% due 04/04/13	22,472,000	18,117,124
0.261% due 04/04/13	49,144,000	39,620,226
0.291% due 06/27/13	30,036,000	24,202,185
Sri Lanka Treasury Bills (Sri Lanka)
11.130% due 02/28/14	LKR 462,490,000	3,319,584
11.141% due 02/21/14	277,300,000	1,992,338
11.151% due 03/07/14	277,400,000	1,984,871
11.271% due 01/31/14	200,000,000	1,446,777
11.281% due 03/14/14	260,000,000	1,854,646
11.351% due 02/14/14	277,000,000	1,994,455

		532,772,081

U.S. Treasury Bills - 24.3%

0.051% due 04/04/13 ‡	$250,000,000	249,998,959
0.071% due 04/25/13	250,000,000	249,988,333

		499,987,292

Repurchase Agreements -10.6%

Bank of America Corp (0.090%) due 05/06/13 (Dated 03/06/13, repurchase price of $12,021,927; collateralized by France Government: 4.000% due 10/25/38 and value $14,099,612)	EUR 9,380,000	12,023,760
Bank of America Corp (0.400%) due 04/05/13 (Dated 04/03/13, repurchase price of $40,978,257; collateralized by European Investment Bank: 3.650% due 01/15/21 and value $47,677,445)	31,968,750	40,979,167
Citibank Inc (0.140%) due 04/04/13 (Dated 03/27/13, repurchase price of $84,558,502; collateralized by France Government: 4.000% due 10/25/38 and value $99,354,860)	65,968,000	84,561,133
Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $55,149,017; collateralized by U.S. Treasury Notes: 0.250 % due 01/15/15 and value $56,255,000)	$55,148,955	55,148,955
Nomura Securities 0.250% due 06/26/13 (Dated 03/26/13, repurchase price of $12,711,363; collateralized by State of Qatar: 6.550% due 04/09/19 and value $16,165,263)	12,703,247	12,703,247

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Nomura Securities 0.250% due 07/16/13 (Dated 03/26/13, repurchase price of $12,751,668; collateralized by State of Qatar: 6.550% due 04/09/19 and value $16,214,892)	$12,741,758	$12,741,758

		218,158,020

Total Short-Term Investments (Cost $1,255,007,148)		1,250,917,393

TOTAL INVESTMENTS - 105.5% (Cost $2,168,054,133)		2,174,829,870

TOTAL SECURITIES SOLD SHORT - (7.8%) (See Note (c) in Notes to Schedule of Investments)		(160,838,060)
(Proceeds $159,458,892)

OTHER ASSETS & LIABILITIES, NET - 2.3%		47,896,740

NET ASSETS - 100.0%		$2,061,888,550

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	As of March 31, 2013, investments with total aggregate values of $5,269,754 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts. In addition, $359,723 in cash was segregated as collateral for open futures contracts.
(c)	Securities sold short outstanding as of March 31, 2013 were as follows:

Description	Principal Amount	Value
Foreign Government Bonds & Notes - (7.8%)
European Investment Bank 3.625% due 01/15/21	EUR 27,500,000	($40,789,694)
France Government 4.000% due 10/25/38	64,000,000	(95,136,053)
Qatar Government 6.550% due 04/09/19	$20,030,000	(24,912,313)

Total Securities Sold Short (Proceeds $159,458,892)		($160,838,060)

(d)	Open futures contracts outstanding as of March 31, 2013 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
IMM 10-Year Swap (06/13)	13	$130,000	($1,727)
Nikkei 225 Index (06/13)	161	JPY 1,964,823,579	335,438
U.S. 10-Year Deliverable Interest Rate Swap (06/13)	17	$1,700,000	5,551

			339,262

Short Futures Outstanding
CAC 40 Index (04/13)	802	EUR 30,807,675	1,124,228
Euro-Bobl 5-Year Notes (06/13)	849	84,900,000	(969,684)
Euro-Schatz 2-Year Notes (06/13)	26	2,600,000	(5,628)
Japanese Government 10-Year Bonds (06/13)	70	JPY 7,000,000,000	(491,339)

			(342,423)

Total Futures Contracts			($3,161)

(e)	Forward foreign currency contracts outstanding as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CNH	390,750,000	USD	62,630,229	04/13	BOA	$263,106
CNH	250,000,000	USD	40,078,233	04/13	JPM	160,625
CNH	270,000,000	USD	43,255,367	04/13	SCB	194,208
CNY	236,906,000	USD	37,744,320	04/13	CSF	324,301
COP	37,082,721,000	USD	20,551,018	05/13	BOA	(321,404)
EUR	5,597,583	HRK	43,079,000	04/13	CIT	(126,238)
EUR	1,128,041	HRK	8,703,400	04/13	DUB	(29,177)
EUR	3,727,126	HRK	28,714,000	03/14	CIT	(10,172)
EUR	3,631,170	HUF	1,119,743,000	04/13	CSF	(53,334)
EUR	53,065,007	HUF	15,731,394,818	04/13	CSF	1,879,086
EUR	71,783,236	HUF	21,480,741,000	04/13	JPM	1,699,987
EUR	12,103,845	HUF	3,603,072,499	04/13	SCB	366,272
EUR	4,968,520	USD	6,455,728	05/13	GSC	(84,768)
HUF	8,028,630,000	EUR	26,807,673	04/13	JPM	(607,196)
IDR	114,901,897,000	USD	11,802,968	05/13	BOA	(32,061)
IDR	99,878,177,000	USD	10,254,433	05/13	CIT	(22,602)
IDR	84,728,872,000	USD	8,709,794	05/13	SCB	(28,835)
INR	2,157,970,000	USD	39,141,878	04/13	BNP	436,201
INR	99,541,000	USD	1,826,306	04/13	CIT	(5,341)
INR	4,632,767,000	USD	86,555,071	04/13	DUB	(1,411,124)
INR	1,145,366,000	USD	20,629,605	04/13	DUB	390,334
INR	762,294,000	USD	13,981,915	04/13	JPM	(13,035)
INR	475,822,000	USD	8,726,676	04/13	SCB	(7,336)
INR	2,160,000,000	USD	39,977,790	05/13	BNP	(512,947)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
INR	4,144,270,000	USD	77,112,740	05/13	BOA	($1,393,774)
KRW	80,393,736,150	USD	73,642,892	04/13	BOA	(1,500,605)
MXN	18,923,622	USD	1,474,376	05/13	JPM	51,758
MYR	194,494,000	USD	62,367,805	04/13	BOA	381,336
MYR	5,981,000	USD	1,910,863	04/13	JPM	18,773
MYR	161,673,000	USD	51,843,194	04/13	SCB	316,986
NGN	442,500,000	USD	2,500,000	10/13	DUB	181,444
NOK	518,912,000	EUR	70,728,780	04/13	CIT	(1,849,070)
PEN	62,304,000	USD	24,480,943	04/13	BOA	(436,602)
PEN	81,808,000	USD	32,031,398	04/13	DUB	(468,766)
PEN	13,241,000	USD	5,206,494	04/13	SCB	(96,507)
PEN	5,638,000	USD	2,179,358	05/13	CIT	(4,540)
PEN	50,000,000	USD	19,565,643	05/13	SCB	(278,496)
PHP	1,761,297,000	USD	43,202,929	04/13	CIT	(37,297)
PHP	233,000,000	USD	5,744,859	04/13	JPM	(33,307)
RSD	792,016,000	EUR	7,069,047	04/13	CIT	(17,708)
RSD	2,279,042,828	EUR	20,373,154	04/13	DUB	(43,291)
RUB	221,725,000	USD	7,028,291	06/13	BOA	15,646
RUB	212,475,000	USD	6,737,752	06/13	CIT	12,323
RUB	434,200,000	USD	13,575,113	09/13	JPM	8,953
RUB	240,008,000	USD	7,408,798	12/13	CSF	(2,014)
RUB	194,312,000	USD	6,002,379	12/13	GSC	(5,800)
SEK	541,000,000	EUR	63,173,997	04/13	CIT	2,027,990
TWD	917,567,000	USD	30,998,885	05/13	DUB	(289,971)
USD	78,198,778	AUD	76,720,000	05/13	BNP	(1,397,182)
USD	16,307,541	EUR	12,215,706	05/13	BOA	643,764
USD	2,316,289	EUR	1,784,190	05/13	CIT	28,484
USD	104,163,662	EUR	78,025,215	05/13	DUB	4,114,637
USD	4,282,363	EUR	3,351,959	05/13	GSC	(15,738)
USD	163,270,277	EUR	122,117,724	05/13	GSC	6,682,960
USD	59,769,211	EUR	45,981,091	06/13	BOA	799,805
USD	171,985,255	EUR	132,265,827	06/13	DUB	2,358,197
USD	18,883,332	EUR	14,515,981	06/13	GSC	267,010
USD	10,306,524	IDR	100,529,834,000	05/13	CIT	7,935
USD	11,703,569	IDR	114,250,240,000	05/13	DUB	(581)
USD	8,678,569	IDR	84,728,872,000	05/13	SCB	(2,390)
USD	51,044,847	INR	2,733,962,000	04/13	JPM	870,740
USD	79,965,916	JPY	7,161,079,000	04/13	BOA	3,885,073
USD	19,489,946	JPY	1,787,267,000	04/13	GSC	501,884
USD	46,157,100	JPY	4,315,668,000	05/13	BOA	298,806
USD	11,078,909	NZD	13,315,997	06/13	BOA	864
USD	1,884,152	NZD	2,266,867	06/13	SCB	(1,734)
USD	8,010,873	TRY	14,301,011	04/13	JPM	117,846
USD	81,482,990	TWD	2,400,000,000	05/13	BOA	1,160,361
USD	970,749	TWD	28,740,000	06/13	DUB	8,185
USD	25,815,429	ZAR	236,964,988	06/13	BNP	270,692
USD	51,442,458	ZAR	475,631,826	06/13	CSF	169,525
USD	3,242,499	ZAR	29,676,000	06/13	SCB	43,437
ZAR	103,970,352	USD	11,117,330	06/13	JPM	90,636
ZAR	66,664,648	USD	7,130,679	06/13	SCB	55,745

Total Forward Foreign Currency Contracts						$19,964,972

(f)	Purchased options outstanding as of March 31, 2013 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - OTC Colombia Peso versus U.S. Dollar	$1,757.00	02/18/14	CIT	COP 134,672,738,000	$870,722	$457,393
Call - OTC Colombia Peso versus U.S. Dollar	1,757.00	02/18/14	JPM	31,622,452,000	218,495	107,400

					1,089,217	564,793

Put - OTC South Korean Won versus U.S. Dollar	1,120.00	06/14/13	BOA	KRW 30,240,000,000	286,200	385,950
Put - OTC South Korean Won versus U.S. Dollar	1,120.00	06/14/13	DUB	33,600,000,000	323,400	428,834
Put - OTC South Korean Won versus U.S. Dollar	1,120.00	06/14/13	SCB	28,000,000,000	267,250	357,361
Put - OTC South Korean Won versus U.S. Dollar	1,120.00	06/18/13	DUB	34,659,520,000	340,940	454,817
Put - OTC South Korean Won versus U.S. Dollar	1,120.00	06/18/13	GSC	31,818,080,000	315,340	417,530
Put - OTC South Korean Won versus U.S. Dollar	1,120.00	06/18/13	SCB	33,802,720,000	347,325	443,573

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - OTC British Pound versus U.S. Dollar	$1.35	03/13/14	BOA	GBP 137,727,000	$2,096,377	$1,025,419
Put - OTC British Pound versus U.S. Dollar	1.40	03/13/14	CIT	68,755,000	1,555,513	877,546

					5,532,345	4,391,030

					$6,621,562	$4,955,823

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Put - CME Dow Jones EURO Stoxx 50 Index	$2,400.00	04/19/13	GSC	6,716	$930,605	$585,406
Put - CME Dow Jones EURO Stoxx 50 Index	2,450.00	04/19/13	GSC	6,537	795,170	888,223

					$1,725,775	$1,473,629

Total Purchased Options					$8,347,337	$6,429,452

(g)	Transactions in written options for the three-month period ended March 31, 2013 were as follows:

	Notional Amount in KRW	Premium
Outstanding, December 31, 2012	-	$-
Put Options Written	192,120,320,000	2,416,817

Outstanding, March 31, 2013	192,120,320,000	$2,416,817

(h)	Premiums received and value of written options outstanding as of March 31, 2013 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - OTC South Korean Won versus U.S. Dollar	$1,120.00	06/14/13	BOA	KRW 30,240,000,000	$382,050	($385,950)
Put - OTC South Korean Won versus U.S. Dollar	1,120.00	06/14/13	JPM	33,600,000,000	424,500	(428,834)
Put - OTC South Korean Won versus U.S. Dollar	1,120.00	06/14/13	SCB	28,000,000,000	369,250	(357,361)
Put - OTC South Korean Won versus U.S. Dollar	1,120.00	06/18/13	CIT	66,477,600,000	808,825	(872,347)
Put - OTC South Korean Won versus U.S. Dollar	1,120.00	06/18/13	SCB	33,802,720,000	432,192	(443,573)

Total Written Options					$2,416,817	($2,488,065)

(i)	Swap agreements outstanding as of March 31, 2013 were as follows:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
France Government	0.250%	12/20/17	DUB	0.747%	$54,000,000	$1,240,578	$2,304,178	($1,063,600)
Belgium Government	1.000%	12/20/17	BNP	0.730%	31,740,000	(408,758)	360,344	(769,102)
Croatia Government	1.000%	12/20/17	BNP	3.256%	2,000,000	195,193	139,006	56,187
China Government	1.000%	12/20/17	BOA	0.667%	41,000,000	(647,855)	(327,842)	(320,013)
Thailand Government	1.000%	12/20/17	BOA	0.893%	11,000,000	(57,930)	60,005	(117,935)
Colombia Government	1.000%	12/20/17	CSF	0.908%	40,000,000	(183,813)	139,810	(323,623)
Croatia Government	1.000%	12/20/17	DUB	3.256%	4,040,000	394,290	285,508	108,782
Thailand Government	1.000%	12/20/17	DUB	0.893%	30,000,000	(157,990)	134,011	(292,001)
Croatia Government	1.000%	12/20/17	GSC	3.256%	2,000,000	195,193	135,003	60,190
Lebanon Government	5.000%	12/20/17	JPM	4.122%	2,500,000	(97,332)	(82,869)	(14,463)
Croatia Government	1.000%	03/20/18	CIT	3.320%	23,998,000	2,514,982	2,087,266	427,716
Lebanon Government	1.000%	03/20/18	DUB	4.198%	12,740,000	1,798,069	1,832,886	(34,817)
Lebanon Government	1.000%	03/20/18	DUB	4.198%	3,662,000	516,839	507,564	9,275
Croatia Government	1.000%	03/20/18	JPM	3.320%	15,000,000	1,571,995	1,331,192	240,803
Qatar Government	1.000%	03/20/18	JPM	0.655%	2,699,000	(46,448)	(45,559)	(889)
Tunisia Government	1.000%	03/20/18	JPM	3.587%	4,625,000	532,081	499,985	32,096
Lebanon Government	5.000%	03/20/18	JPM	4.198%	2,326,000	(86,361)	(98,960)	12,599
Russia Foreign Bond	1.000%	06/20/22	DUB	2.052%	10,000,000	836,787	773,976	62,811
Russia Foreign Bond	1.000%	09/20/22	BNP	2.067%	17,914,000	1,551,239	1,498,792	52,447
Russia Foreign Bond	1.000%	09/20/22	JPM	2.067%	16,630,000	1,440,053	1,391,365	48,688
France Government	0.250%	12/20/22	JPM	1.272%	33,600,000	2,940,593	3,780,615	(840,022)
Belgium Government	1.000%	12/20/22	BNP	1.202%	19,170,000	325,768	922,066	(596,298)
Colombia Government	1.000%	12/20/22	BNP	1.365%	40,000,000	1,247,187	1,630,424	(383,237)
Mexico Government	1.000%	12/20/22	BNP	1.336%	54,100,000	1,554,113	2,188,058	(633,945)
Russia Foreign Bond	1.000%	12/20/22	BNP	2.081%	7,100,000	634,901	623,296	11,605

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	1.000%	12/20/22	BNP	2.337%	$120,000,000	$13,103,961	$12,058,804	$1,045,157
Brazilian Government	1.000%	12/20/22	BOA	1.751%	10,000,000	629,137	459,127	170,010
Mexico Government	1.000%	12/20/22	BOA	1.336%	41,900,000	1,203,648	1,737,363	(533,715)
South Africa Government	1.000%	12/20/22	BOA	2.337%	25,000,000	2,729,992	2,327,985	402,007
Spain Government	1.000%	12/20/22	BOA	3.276%	20,000,000	3,334,053	4,238,614	(904,561)
Brazilian Government	1.000%	12/20/22	DUB	1.751%	84,000,000	5,284,748	4,126,596	1,158,152
Colombia Government	1.000%	12/20/22	DUB	1.365%	12,300,000	383,510	541,946	(158,436)
Spain Government	1.000%	12/20/22	DUB	3.276%	55,000,000	9,168,646	11,717,316	(2,548,670)
South Africa Government	1.000%	12/20/22	JPM	2.337%	31,750,000	3,467,090	3,009,554	457,536
South Africa Government	1.000%	03/20/23	BNP	2.352%	50,000,000	5,619,133	4,657,747	961,386

						$62,727,292	$66,945,172	($4,217,880)

Credit Default Swaps on Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	1.000%	12/20/17	BNP	1.697%	$120,000,000	($3,754,040)	($3,292,102)	($461,938)
South Africa Government	1.000%	12/20/17	BOA	1.697%	25,000,000	(782,092)	(585,378)	(196,714)
South Africa Government	1.000%	12/20/17	JPM	1.697%	31,750,000	(993,256)	(763,832)	(229,424)
South Africa Government	1.000%	03/20/18	BNP	1.754%	50,000,000	(1,775,683)	(1,191,402)	(584,281)
Turkey Government	1.000%	06/20/22	BNP	1.854%	10,000,000	(685,087)	(665,505)	(19,582)
Turkey Government	1.000%	09/20/22	BNP	1.868%	34,544,000	(2,453,718)	(2,255,733)	(197,985)
Turkey Government	1.000%	12/20/22	BNP	1.880%	7,100,000	(521,734)	(527,023)	5,289

						($10,965,610)	($9,280,975)	($1,684,635)

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Depreciation
iTraxx FINSEN-18 5Y	1.000%	06/20/18	DUB	EUR 23,900,000	$1,363,714	$1,371,374	($7,660)
iTraxx FINSUB-18 5Y	5.000%	06/20/18	DUB	15,950,000	(1,814,047)	(1,788,489)	(25,558)

					($450,333)	($417,115)	($33,218)

Credit Default Swaps on Credit Indices – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Dow Jones CDX NA HY20-5Y	5.000%	06/20/18	BOA	$30,659,000	$985,568	$958,093	$27,475

Total Credit Default Swaps					$52,296,917	$58,205,175	($5,908,258)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

Cross Currency Swaps

	Notional Amount on Fixed Rate Currency Received	Notional Amount on Floating Rate Currency Delivered	Pay/Receive Floating Rate	Counter- party	Fixed rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
TRY	50,000,000	$27,624,309	Receive	BNP	6.250%	10/17/20	($924,138)	$-	($924,138)
	50,121,620	27,699,155	Receive	CSF	6.250%	10/17/20	(918,730)	-	(918,730)
	48,823,375	27,041,471	Receive	CSF	6.330%	10/16/21	(900,408)	-	(900,408)

							($2,743,276)	$-	($2,743,276)

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC - 28-day Mexican Interbank TIIE Banxico	JPM	Receive	4.692%	01/28/14	MXN 19,545,100,000	($4,443,300)	$-	($4,443,300)
OTC - 6-Month PLN-WIBOR	BNP	Receive	3.353%	10/03/17	PLN 19,330,000	(18,432)	-	(18,432)
OTC - 6-Month PLN-WIBOR	JPM	Receive	3.390%	10/03/17	51,520,000	(75,844)	-	(75,844)
OTC - 6-Month PLN-WIBOR	JPM	Pay	4.190%	10/03/17	200,000,000	2,063,417	-	2,063,417
OTC - 6-Month PLN-WIBOR	CSF	Pay	4.210%	10/03/17	125,000,000	1,325,297	-	1,325,297
OTC - 6-Month PLN-WIBOR	DUB	Pay	4.210%	10/03/17	100,000,000	1,060,237	-	1,060,237
OTC - 6-Month PLN-WIBOR	BNP	Pay	4.215%	10/03/17	100,000,000	1,067,371	-	1,067,371
OTC - 6-Month PLN-WIBOR	BNP	Receive	3.384%	11/13/17	26,000,000	(34,926)	-	(34,926)
OTC - 6-Month PLN-WIBOR	BNP	Pay	3.850%	11/13/17	26,000,000	153,620	-	153,620
OTC - 6-Month PLN-WIBOR	BOA	Receive	3.605%	11/14/17	64,630,000	(272,532)	-	(272,532)
OTC - 6-Month PLN-WIBOR	BOA	Pay	3.830%	11/14/17	64,630,000	371,182	-	371,182
OTC - 6-Month PLN-WIBOR	DUB	Receive	3.600%	11/16/17	67,970,000	(282,697)	-	(282,697)
OTC - 6-Month PLN-WIBOR	DUB	Pay	3.790%	11/16/17	67,970,000	352,551	-	352,551
OTC - 6-Month PLN-WIBOR	BOA	Receive	3.508%	11/19/17	97,000,000	(223,843)	-	(223,843)
OTC - 6-Month PLN-WIBOR	BOA	Pay	3.810%	11/19/17	97,000,000	530,619	-	530,619
OTC - 6-Month PLN-WIBOR	BNP	Receive	3.595%	11/20/17	97,800,000	(399,787)	-	(399,787)
OTC - 6-Month PLN-WIBOR	BNP	Pay	3.810%	11/20/17	97,800,000	523,018	-	523,018
OTC - 3-Month New Zealand Bank Bills	DUB	Pay	3.620%	10/03/22	NZD 30,000,000	(320,916)	-	(320,916)
OTC - 3-Month New Zealand Bank Bills	CSF	Pay	3.640%	10/03/22	25,000,000	(232,095)	-	(232,095)
OTC - 3-Month New Zealand Bank Bills	DUB	Pay	3.650%	10/03/22	50,000,000	(428,614)	-	(428,614)
OTC - 3-Month New Zealand Bank Bills	BOA	Pay	3.775%	10/30/22	34,078,700	(25,204)	-	(25,204)
OTC - 3-Month New Zealand Bank Bills	DUB	Pay	3.788%	10/30/22	25,141,300	3,707	-	3,707
OTC - 3-Month New Zealand Bank Bills	DUB	Pay	4.125%	02/25/23	8,048,000	107,542	-	107,542
OTC - 3-Month New Zealand Bank Bills	JPM	Pay	4.125%	02/25/23	13,271,000	177,335	-	177,335
OTC - 3-Month New Zealand Bank Bills	DUB	Pay	4.135%	02/25/23	10,506,000	147,751	-	147,751
OTC - 3-Month New Zealand Bank Bills	JPM	Pay	4.140%	02/25/23	30,170,000	434,868	-	434,868

Total Interest Rate Swaps						$1,560,325	$-	$1,560,325

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Interest from Guatemala Bills	3-Month USD-LIBOR + 50 bps	CIT	09/05/13	GTQ 11,198,000	$17,840	$-	$17,840
Interest from Guatemala Bills	3-Month USD-LIBOR + 50 bps	CIT	12/05/13	21,196,000	34,646	-	34,646

					$52,486	$-	$52,486

Total Swap Agreements					$51,166,452	$58,205,175	($7,038,723)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$39,152,151	$-	$39,152,151	$-
	Mortgage-Backed Securities	11,558,811	-	11,558,811	-
	Foreign Government Bonds & Notes	866,772,063	-	866,772,063	-
	Short-Term Investments	1,250,917,393	-	1,250,917,393	-
	Derivatives:
	Credit Contracts
	Swaps	66,763,061	-	66,763,061	-
	Equity Contracts
	Futures	1,459,666	1,459,666	-	-
	Purchased Options	1,473,629	1,473,629	-	-

	Total Equity Contracts	2,933,295	2,933,295	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	31,105,915	-	31,105,915	-
	Purchased Options	4,955,823	-	4,955,823	-

	Total Foreign Currency Contracts	36,061,738	-	36,061,738	-
	Interest Rate Contracts
	Futures	5,551	5,551	-	-
	Swaps	8,371,001	-	8,318,515	52,486

	Total Interest Rate Contracts	8,376,552	5,551	8,318,515	52,486

	Total Assets - Derivatives	114,134,646	2,938,846	111,143,314	52,486

	Total Assets	2,282,535,064	2,938,846	2,279,543,732	52,486

Liabilities	Securities Sold Short
	Foreign Government Bonds & Notes	(160,838,060)	-	(160,838,060)	-
	Derivatives:
	Credit Contracts
	Swaps	(14,466,144)	-	(14,466,144)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(11,140,943)	-	(11,140,943)	-
	Swaps	(2,743,276)	-	(2,743,276)	-
	Written Options	(2,488,065)	-	(2,488,065)	-

	Total Foreign Currency Contracts	(16,372,284)	-	(16,372,284)	-
	Interest Rate Contracts
	Futures	(1,468,378)	(1,468,378)	-	-
	Swaps	(6,758,190)	-	(6,758,190)	-

	Total Interest Rate Contracts	(8,226,568)	(1,468,378)	(6,758,190)	-

	Total Liabilities - Derivatives	(39,064,996)	(1,468,378)	(37,596,618)	-

	Total Liabilities	(199,903,056)	(1,468,378)	(198,434,678)	-

	Total	$2,082,632,008	$1,470,468	$2,081,109,054	$52,486

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PRECIOUS METALS PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Canada - 0.0%

Aureus Mining Inc Strike @ EUR 0.63 Exp. 05/16/14 *	562,500	$1
Torex Gold Resources Inc Strike @ CAD 2.65 Exp. 10/23/13 *	362,500	26,763

		26,764

Total Warrants (Cost $0)		26,764

COMMON STOCKS - 95.3%

Australia - 9.8%

Gryphon Minerals Ltd *	3,186,607	1,159,257
Newcrest Mining Ltd	2,394,106	50,030,396
Perseus Mining Ltd *	4,753,507	8,937,371
Regis Resources Ltd *	1,795,796	7,753,012
Troy Resources Ltd	934,188	2,110,399

		69,990,435

Bermuda - 0.9%

Continental Gold Ltd *	1,006,705	6,461,305

Canada - 60.8%

Agnico-Eagle Mines Ltd (NYSE)	800,026	32,833,067
Alamos Gold Inc	1,309,881	17,987,734
Aureus Mining Inc *	2,250,000	1,326,958
AuRico Gold Inc (TSE) *	575,000	3,622,582
B2Gold Corp *	1,950,000	5,931,486
Barrick Gold Corp (NYSE)	1,680,387	49,403,378
Centerra Gold Inc	1,223,662	7,287,646
Detour Gold Corp *	1,023,653	19,680,015
Eldorado Gold Corp	3,547,777	33,911,419
First Quantum Minerals Ltd	330,292	6,281,677
Franco-Nevada Corp	445,835	20,350,809
Goldcorp Inc (NYSE)	1,885,700	63,416,091
IAMGOLD Corp (TSE)	1,956,288	14,115,855
Kinross Gold Corp	4,277,663	33,855,796
MAG Silver Corp *	400,376	3,799,404
New Gold Inc *	1,318,272	11,990,779
Osisko Mining Corp *	3,186,549	18,915,086
Platinum Group Metals Ltd *	2,665,500	3,752,193
Pretium Resources Inc *	100,000	793,424
Rio Alto Mining Ltd *	750,780	3,451,437
SEMAFO Inc	557,424	1,393,766
Silver Wheaton Corp (NYSE)	445,465	13,965,328
Tahoe Resources Inc *	604,997	10,642,611
Torex Gold Resources Inc *	4,072,727	6,975,976
Yamana Gold Inc	3,086,199	47,545,419

		433,229,936

Peru - 1.8%

Cia de Minas Buenaventura SA ADR	492,043	12,773,436

South Africa - 3.5%

AngloGold Ashanti Ltd ADR	547,460	12,892,683
Gold Fields Ltd ADR	737,295	5,714,036
Impala Platinum Holdings Ltd	440,000	6,478,521

		25,085,240

	Shares	Value
United Kingdom - 11.2%

Fresnillo PLC	842,915	$17,421,351
Hochschild Mining PLC	849,937	3,537,923
Randgold Resources Ltd ADR	680,673	58,524,264

		79,483,538

United States - 7.3%

Newmont Mining Corp	717,915	30,073,459
Royal Gold Inc	310,665	22,066,535

		52,139,994

Total Common Stocks (Cost $944,254,029)		679,163,884

	Principal Amount

SHORT-TERM INVESTMENT - 4.6%

Repurchase Agreement - 4.6%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $32,931,837; collateralized by Freddie Mac: 0.300% due 02/06/15 and value $22,208,475; and U.S. Treasury Notes: 0.250% due 01/15/15 and value $10,785,000)	$32,931,801	32,931,801

Total Short-Term Investment (Cost $32,931,801)		32,931,801

TOTAL INVESTMENTS - 99.9% (Cost $977,185,830)		712,122,449

OTHER ASSETS & LIABILITIES, NET - 0.1%		945,259

NET ASSETS - 100.0%		$713,067,708

Notes to Schedule of Investments

(a)	As of March 31, 2013, the portfolio was diversified by precious metals sector as a percentage of net assets as follows:

Gold	85.5%
Precious Metals & Minerals	8.4%
Other (each less than 3.0%)	1.4%

95.3%
Short-Term Investment	4.6%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PRECIOUS METALS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants
	Canada	$26,764	$26,763	$1	$-
	Common Stocks
	Australia	69,990,435	-	69,990,435	-
	Bermuda	6,461,305	6,461,305	-	-
	Canada	433,229,936	431,902,978	1,326,958	-
	Peru	12,773,436	12,773,436	-	-
	South Africa	25,085,240	18,606,719	6,478,521	-
	United Kingdom	79,483,538	58,524,264	20,959,274	-
	United States	52,139,994	52,139,994	-	-

		679,163,884	580,408,696	98,755,188	-
	Short-Term Investment	32,931,801	-	32,931,801	-

	Total	$712,122,449	$580,435,459	$131,686,990	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

AMERICAN FUNDS® ASSET ALLOCATION PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUND - 100.0%

American Funds Insurance Series® Asset Allocation Fund - Class 1	39,976,838	$793,540,237

TOTAL INVESTMENTS - 100.0% (Cost $683,110,737)		793,540,237

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(323,834)

NET ASSETS - 100.0%		$793,216,403

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Fund	$793,540,237	$793,540,237	$-	$-

American Funds Asset Allocation Portfolio (a “Feeder Portfolio”) invests substantially all of its assets in Class 1 shares of the Asset Allocation Fund of the American Funds Insurance Series (a “Master Fund”). The Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Fund may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Fund’s website at http://www.pacificlife.com. American Funds is a registered trademark of American Funds Distributors, Inc.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’	13,547,341	$151,024,445
PD High Yield Bond Market Portfolio ‘P’	1,396,161	16,820,725
PD Large-Cap Growth Index Portfolio ‘P’	1,811,052	31,482,323
PD Large-Cap Value Index Portfolio ‘P’	2,183,209	37,246,471
PD Small-Cap Growth Index Portfolio ‘P’	357,325	5,911,347
PD Small-Cap Value Index Portfolio ‘P’	562,612	8,785,993
PD Emerging Markets Portfolio ‘P’	188,599	2,810,123
PD International Large-Cap Portfolio ‘P’	2,017,209	28,445,668

Total Affiliated Mutual Funds (Cost $264,880,435)		282,527,095

TOTAL INVESTMENTS - 100.0% (Cost $264,880,435)		282,527,095

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(69,828)

NET ASSETS - 100.0%		$282,457,267

Notes to Schedule of Investments

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’	24,560,783	$273,801,224
PD High Yield Bond Market Portfolio ‘P’	3,213,608	38,717,051
PD Large-Cap Growth Index Portfolio ‘P’	6,823,245	118,611,489
PD Large-Cap Value Index Portfolio ‘P’	8,844,105	150,884,195
PD Small-Cap Growth Index Portfolio ‘P’	1,452,722	24,032,878
PD Small-Cap Value Index Portfolio ‘P’	2,565,975	40,071,347
PD Emerging Markets Portfolio ‘P’	1,622,721	24,178,590
PD International Large-Cap Portfolio ‘P’	8,324,710	117,390,898

Total Affiliated Mutual Funds (Cost $723,453,050)		787,687,672

TOTAL INVESTMENTS - 100.0% (Cost $723,453,050)		787,687,672

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(172,025)

NET ASSETS - 100.0%		$787,515,647

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$282,527,095	$282,527,095	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$787,687,672	$787,687,672	$-	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’	5,140,590	$57,306,800
PD Large-Cap Growth Index Portfolio ‘P’	3,226,471	56,087,184
PD Large-Cap Value Index Portfolio ‘P’	3,986,697	68,014,752
PD Small-Cap Growth Index Portfolio ‘P’	1,081,480	17,891,290
PD Small-Cap Value Index Portfolio ‘P’	1,520,118	23,738,805
PD Emerging Markets Portfolio ‘P’	947,096	14,111,763
PD International Large-Cap Portfolio ‘P’	3,877,376	54,676,819

Total Affiliated Mutual Funds (Cost $258,836,100)		291,827,413

TOTAL INVESTMENTS - 100.0% (Cost $258,836,100)		291,827,413

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(66,281)

NET ASSETS - 100.0%		$291,761,132

Notes to Schedule of Investments

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	43,723,410	$481,086,973
Floating Rate Loan Portfolio ‘P’	27,957,752	218,441,357
High Yield Bond Portfolio ‘P’	25,596,876	178,918,966
Inflation Managed Portfolio ‘P’	15,696,898	187,957,488
Inflation Protected Portfolio ‘P’	20,468,711	223,495,584
Managed Bond Portfolio ‘P’	47,162,176	596,822,672
Short Duration Bond Portfolio ‘P’	56,852,823	552,057,511
Emerging Markets Debt Portfolio ‘P’	17,731,478	189,423,043
Comstock Portfolio ‘P’	12,389,657	128,478,513
Equity Index Portfolio ‘P’	2,494,421	86,352,087
Large-Cap Growth Portfolio ‘P’	4,067,380	26,602,135
Large-Cap Value Portfolio ‘P’	10,971,449	158,343,291
Mid-Cap Equity Portfolio ‘P’	1,885,069	25,299,208
Mid-Cap Value Portfolio ‘P’	2,911,457	47,456,240
International Large-Cap Portfolio ‘P’	9,820,983	72,551,155
International Value Portfolio ‘P’	3,924,250	43,261,364
Currency Strategies Portfolio ‘P’ *	9,143,164	93,115,626
Global Absolute Return Portfolio ‘P’ *	21,244,210	217,643,430
Precious Metals Portfolio ‘P’ *	2,622,600	18,696,973

Total Affiliated Mutual Funds (Cost $3,355,666,710)		3,546,003,616

TOTAL INVESTMENTS - 100.0% (Cost $3,355,666,710)		3,546,003,616

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(346,234)

NET ASSETS - 100.0%		$3,545,657,382

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$291,827,413	$291,827,413	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$3,546,003,616	$3,546,003,616	$-	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	38,791,709	$426,823,665
Floating Rate Loan Portfolio ‘P’	31,119,372	243,143,928
High Yield Bond Portfolio ‘P’	28,436,771	198,769,476
Inflation Managed Portfolio ‘P’	17,385,361	208,175,441
Inflation Protected Portfolio ‘P’	22,861,145	249,618,304
Managed Bond Portfolio ‘P’	41,160,509	520,873,443
Short Duration Bond Portfolio ‘P’	53,467,526	519,185,291
Emerging Markets Debt Portfolio ‘P’	16,433,870	175,560,866
American Funds Growth-Income Portfolio ‘P’	4,050,232	46,045,337
Comstock Portfolio ‘P’	17,585,912	182,362,742
Dividend Growth Portfolio ‘P’	7,676,446	93,234,647
Equity Index Portfolio ‘P’	5,412,868	187,383,111
Large-Cap Growth Portfolio ‘P’	21,063,750	137,764,549
Large-Cap Value Portfolio ‘P’	18,419,833	265,840,636
Main Street Core Portfolio ‘P’	7,999,503	186,896,790
Mid-Cap Equity Portfolio ‘P’	1,478,051	19,836,687
Mid-Cap Growth Portfolio ‘P’	1,148,648	9,744,457
Mid-Cap Value Portfolio ‘P’	6,138,282	100,052,903
Small-Cap Equity Portfolio ‘P’	3,776,923	62,996,592
Small-Cap Index Portfolio ‘P’	4,607,233	64,344,496
Emerging Markets Portfolio ‘P’	2,971,866	44,619,282
International Large-Cap Portfolio ‘P’	16,054,775	118,602,435
International Small-Cap Portfolio ‘P’	10,178,534	95,026,820
International Value Portfolio ‘P’	8,560,572	94,372,685
Currency Strategies Portfolio ‘P’ *	13,871,821	141,273,120
Global Absolute Return Portfolio ‘P’ *	27,945,334	286,295,333
Precious Metals Portfolio ‘P’ *	11,801,567	84,135,426

Total Affiliated Mutual Funds (Cost $4,470,110,984)		4,762,978,462

TOTAL INVESTMENTS - 100.0% (Cost $4,470,110,984)		4,762,978,462

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(453,572)

NET ASSETS - 100.0%		$4,762,524,890

Notes to Schedule of Investments

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	115,753,583	$1,273,632,155
Floating Rate Loan Portfolio ‘P’	55,063,935	430,229,174
High Yield Bond Portfolio ‘P’	75,539,451	528,011,324
Inflation Managed Portfolio ‘P’	31,498,333	377,166,708
Inflation Protected Portfolio ‘P’	42,551,856	464,618,989
Managed Bond Portfolio ‘P’	113,705,993	1,438,913,979
Short Duration Bond Portfolio ‘P’	93,361,438	906,566,825
Emerging Markets Debt Portfolio ‘P’	41,911,336	447,733,273
American Funds Growth-Income Portfolio ‘P’	19,023,366	216,268,414
Comstock Portfolio ‘P’	71,264,051	738,995,377
Dividend Growth Portfolio ‘P’	17,389,331	211,202,956
Equity Index Portfolio ‘P’	9,859,968	341,333,200
Growth LT Portfolio ‘P’	3,146,018	47,889,216
Large-Cap Growth Portfolio ‘P’	74,098,912	484,633,709
Large-Cap Value Portfolio ‘P’	73,325,357	1,058,253,845
Long/Short Large-Cap Portfolio ‘P’	56,386,014	586,841,167
Main Street Core Portfolio ‘P’	13,795,312	322,307,487
Mid-Cap Equity Portfolio ‘P’	21,858,996	293,366,136
Mid-Cap Growth Portfolio ‘P’	24,631,112	208,955,873
Mid-Cap Value Portfolio ‘P’	41,952,040	683,810,831
Small-Cap Equity Portfolio ‘P’	6,890,737	114,932,974
Small-Cap Growth Portfolio ‘P’	12,911,231	162,900,861
Small-Cap Index Portfolio ‘P’	15,333,894	214,152,767
Small-Cap Value Portfolio ‘P’	10,708,609	164,570,417
Real Estate Portfolio ‘P’	19,596,272	347,793,623
Emerging Markets Portfolio ‘P’	30,546,139	458,616,554
International Large-Cap Portfolio ‘P’	76,353,259	564,049,164
International Small-Cap Portfolio ‘P’	46,783,319	436,769,205
International Value Portfolio ‘P’	42,302,690	466,349,508
Currency Strategies Portfolio ‘P’ *	60,466,514	615,801,863
Global Absolute Return Portfolio ‘P’ *	75,642,849	774,948,508
Precious Metals Portfolio ‘P’ *	34,727,513	247,578,482

Total Affiliated Mutual Funds (Cost $14,656,020,784)		15,629,194,564

TOTAL INVESTMENTS - 100.0% (Cost $14,656,020,784)		15,629,194,564

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,473,544)

NET ASSETS - 100.0%		$15,627,721,020

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$4,762,978,462	$4,762,978,462	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$15,629,194,564	$15,629,194,564	$-	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS -100.0%

Diversified Bond Portfolio ‘P’	83,171,570	$915,133,540
Inflation Managed Portfolio ‘P’	10,339,188	123,803,302
Inflation Protected Portfolio ‘P’	14,566,196	159,046,674
Managed Bond Portfolio ‘P’	79,549,267	1,006,671,231
Short Duration Bond Portfolio ‘P’	20,650,052	200,518,036
Emerging Markets Debt Portfolio ‘P’	13,926,398	148,773,875
American Funds Growth Portfolio ‘P’	4,299,161	43,019,068
American Funds Growth-Income Portfolio ‘P’	16,125,083	183,319,083
Comstock Portfolio ‘P’	72,887,428	755,829,509
Dividend Growth Portfolio ‘P’	24,360,304	295,869,247
Equity Index Portfolio ‘P’	13,626,194	471,712,738
Growth LT Portfolio ‘P’	2,617,052	39,837,203
Large-Cap Growth Portfolio ‘P’	59,494,730	389,117,070
Large-Cap Value Portfolio ‘P’	69,109,402	997,407,903
Long/Short Large-Cap Portfolio ‘P’	72,756,538	757,218,472
Main Street Core Portfolio ‘P’	16,040,645	374,766,419
Mid-Cap Equity Portfolio ‘P’	30,152,435	404,671,063
Mid-Cap Growth Portfolio ‘P’	32,968,882	279,688,613
Mid-Cap Value Portfolio ‘P’	27,760,173	452,485,900
Small-Cap Equity Portfolio ‘P’	41,153,830	686,418,879
Small-Cap Growth Portfolio ‘P’	14,926,592	188,328,644
Small-Cap Index Portfolio ‘P’	2,911,120	40,656,622
Small-Cap Value Portfolio ‘P’	8,825,055	135,623,870
Real Estate Portfolio ‘P’	22,182,069	393,686,201
Emerging Markets Portfolio ‘P’	30,099,245	451,906,938
International Large-Cap Portfolio ‘P’	87,087,713	643,348,462
International Small-Cap Portfolio ‘P’	56,966,145	531,836,099
International Value Portfolio ‘P’	44,855,687	494,494,025
Currency Strategies Portfolio ‘P’ *	49,566,506	504,794,216
Global Absolute Return Portfolio ‘P’ *	63,131,663	646,773,474
Precious Metals Portfolio ‘P’ *	39,215,520	279,574,262

Total Affiliated Mutual Funds (Cost $12,111,856,505)		12,996,330,638

TOTAL INVESTMENTS - 100.0% (Cost $12,111,856,505)		12,996,330,638

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,237,620)

NET ASSETS -100.0%		$12,995,093,018

Notes to Schedule of Investments

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	5,874,578	$64,637,756
Managed Bond Portfolio ‘P’	6,152,899	77,863,026
American Funds Growth Portfolio ‘P’	1,728,878	17,299,822
American Funds Growth-Income Portfolio ‘P’	3,395,188	38,598,419
Comstock Portfolio ‘P’	16,399,999	170,065,038
Dividend Growth Portfolio ‘P’	6,265,056	76,092,532
Equity Index Portfolio ‘P’	3,263,515	112,976,655
Growth LT Portfolio ‘P’	548,446	8,348,533
Large-Cap Growth Portfolio ‘P’	20,683,392	135,276,872
Large-Cap Value Portfolio ‘P’	14,874,407	214,671,960
Long/Short Large-Cap Portfolio ‘P’	14,696,297	152,952,677
Main Street Core Portfolio ‘P’	3,486,588	81,459,078
Mid-Cap Equity Portfolio ‘P’	5,057,351	67,873,909
Mid-Cap Growth Portfolio ‘P’	7,563,864	64,167,376
Mid-Cap Value Portfolio ‘P’	7,755,417	126,411,920
Small-Cap Equity Portfolio ‘P’	8,300,613	138,448,781
Small-Cap Growth Portfolio ‘P’	5,136,191	64,803,261
Small-Cap Index Portfolio ‘P’	5,290,972	73,893,581
Small-Cap Value Portfolio ‘P’	3,697,134	56,817,738
Real Estate Portfolio ‘P’	6,984,575	123,961,869
Emerging Markets Portfolio ‘P’	8,792,513	132,009,878
International Large-Cap Portfolio ‘P’	22,991,553	169,846,928
International Small-Cap Portfolio ‘P’	15,571,225	145,373,007
International Value Portfolio ‘P’	9,651,347	106,397,512
Currency Strategies Portfolio ‘P’ *	10,481,431	106,744,783
Global Absolute Return Portfolio ‘P’ *	13,054,420	133,740,376
Precious Metals Portfolio ‘P’ *	11,150,616	79,494,681

Total Affiliated Mutual Funds (Cost $2,541,809,854)		2,740,227,968

TOTAL INVESTMENTS - 100.0% (Cost $2,541,809,854)		2,740,227,968

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(267,287)

NET ASSETS - 100.0%		$2,739,960,681

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$12,996,330,638	$12,996,330,638	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$2,740,227,968	$2,740,227,968	$-	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 23.5%

Consumer Discretionary - 1.6%

Amazon.com Inc 1.200% due 11/29/17	$100,000	$99,639
AutoZone Inc 4.000% due 11/15/20	50,000	53,610
CBS Corp
5.900% due 10/15/40	50,000	55,691
7.875% due 07/30/30	100,000	132,715
8.875% due 05/15/19	25,000	33,449
Comcast Corp
4.950% due 06/15/16	200,000	225,383
5.700% due 07/01/19	100,000	122,141
5.875% due 02/15/18	200,000	241,646
6.450% due 03/15/37	100,000	127,470
6.950% due 08/15/37	200,000	267,205
Cox Communications Inc 5.450% due 12/15/14	8,000	8,644
DIRECTV Holdings LLC
2.400% due 03/15/17	100,000	102,701
3.550% due 03/15/15	88,000	92,163
3.800% due 03/15/22	100,000	102,480
5.200% due 03/15/20	35,000	40,093
6.000% due 08/15/40	50,000	53,556
6.375% due 03/01/41	50,000	56,248
Discovery Communications LLC
4.950% due 05/15/42	100,000	103,389
5.050% due 06/01/20	50,000	57,867
Ford Motor Co 7.450% due 07/16/31	150,000	190,685
Johnson Controls Inc 5.000% due 03/30/20	50,000	57,026
Kohl’s Corp 3.250% due 02/01/23	100,000	96,758
Lowe’s Cos Inc
3.120% due 04/15/22	100,000	103,862
5.500% due 10/15/35	100,000	116,189
6.875% due 02/15/28	50,000	64,578
Macy’s Retail Holdings Inc
3.875% due 01/15/22	100,000	105,733
5.750% due 07/15/14	60,000	63,663
McDonald’s Corp
3.500% due 07/15/20	50,000	55,255
3.700% due 02/15/42	200,000	196,024
4.875% due 07/15/40	10,000	11,547
NBCUniversal Media LLC
2.875% due 01/15/23	75,000	74,555
3.650% due 04/30/15	100,000	105,979
4.375% due 04/01/21	100,000	112,776
6.400% due 04/30/40	125,000	159,308
Newell Rubbermaid Inc 4.000% due 06/15/22	61,000	64,164
News America Inc
6.400% due 12/15/35	50,000	60,716
6.900% due 03/01/19	150,000	189,158
6.900% due 08/15/39	150,000	191,905
Nordstrom Inc 6.750% due 06/01/14	20,000	21,406
O’Reilly Automotive Inc 3.800% due 09/01/22	100,000	103,966
Omnicom Group Inc 4.450% due 08/15/20	50,000	54,500
Princeton University 5.700% due 03/01/39	50,000	65,690
Reed Elsevier Capital Inc 8.625% due 01/15/19	50,000	65,075
Starwood Hotels & Resorts Worldwide Inc 3.125% due 02/15/23	118,000	116,704

	Principal Amount	Value
Target Corp
2.900% due 01/15/22	$100,000	$103,494
6.000% due 01/15/18	100,000	122,090
7.000% due 01/15/38	125,000	179,467
The Gap Inc 5.950% due 04/12/21	100,000	114,564
The Home Depot Inc
4.400% due 04/01/21	100,000	115,690
5.400% due 03/01/16	50,000	56,657
5.875% due 12/16/36	75,000	93,685
The Interpublic Group of Cos Inc 2.250% due 11/15/17	50,000	50,065
The Walt Disney Co
1.100% due 12/01/17	175,000	175,158
1.125% due 02/15/17	100,000	100,208
2.750% due 08/16/21	50,000	51,607
Thomson Reuters Corp (Canada)
4.700% due 10/15/19	25,000	28,539
5.850% due 04/15/40	25,000	29,752
Time Warner Cable Inc
4.000% due 09/01/21	100,000	106,961
5.000% due 02/01/20	300,000	342,048
5.875% due 11/15/40	50,000	53,580
6.750% due 06/15/39	50,000	59,289
7.300% due 07/01/38	150,000	187,459
7.500% due 04/01/14	100,000	106,674
Time Warner Inc
3.150% due 07/15/15	100,000	105,373
4.700% due 01/15/21	50,000	56,507
6.100% due 07/15/40	50,000	58,269
6.200% due 03/15/40	50,000	58,464
6.250% due 03/29/41	50,000	59,413
6.500% due 11/15/36	100,000	121,058
7.700% due 05/01/32	150,000	205,246
TJX Cos Inc 4.200% due 08/15/15	25,000	27,099
Trustees of Dartmouth College 4.750% due 06/01/19	25,000	29,330
Viacom Inc
1.250% due 02/27/15	50,000	50,375
3.125% due 06/15/22	100,000	100,395
4.375% due 03/15/43 ~	70,000	65,046
5.625% due 09/15/19	25,000	29,791
Whirlpool Corp 3.700% due 03/01/23	50,000	51,104
Wyndham Worldwide Corp 2.950% due 03/01/17	100,000	103,036
Yale University 2.900% due 10/15/14	37,000	38,371
Yum! Brands Inc
4.250% due 09/15/15	25,000	26,891
6.875% due 11/15/37	25,000	32,775

		7,718,842

Consumer Staples - 1.8%

Altria Group Inc
4.750% due 05/05/21	200,000	226,888
9.250% due 08/06/19	250,000	349,096
9.950% due 11/10/38	50,000	82,736
Anheuser-Busch InBev Finance Inc 1.250% due 01/17/18	100,000	100,000
Anheuser-Busch InBev Worldwide Inc
0.800% due 07/15/15	100,000	100,246
1.375% due 07/15/17	150,000	151,469
2.500% due 07/15/22	100,000	98,568
3.750% due 07/15/42	100,000	94,320
4.125% due 01/15/15	150,000	159,251
5.375% due 01/15/20	200,000	241,695
6.375% due 01/15/40	50,000	67,741

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Archer-Daniels-Midland Co
4.016% due 04/16/43	$50,000	$48,156
4.479% due 03/01/21	100,000	113,931
Beam Inc 5.875% due 01/15/36	100,000	117,342
Bunge Ltd Finance Corp
3.200% due 06/15/17	100,000	103,581
8.500% due 06/15/19	10,000	12,913
Campbell Soup Co 2.500% due 08/02/22	100,000	95,443
Colgate-Palmolive Co 0.600% due 11/15/14	100,000	100,369
ConAgra Foods Inc
1.350% due 09/10/15	50,000	50,395
1.900% due 01/25/18	100,000	101,151
5.875% due 04/15/14	100,000	105,030
Costco Wholesale Corp 1.125% due 12/15/17	150,000	150,720
CVS Caremark Corp
2.750% due 12/01/22	50,000	49,433
5.750% due 06/01/17	100,000	118,412
6.125% due 09/15/39	50,000	62,094
6.250% due 06/01/27	100,000	128,354
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	100,000	119,327
Diageo Investment Corp 2.875% due 05/11/22	150,000	152,043
Dr Pepper Snapple Group Inc 3.200% due 11/15/21	50,000	52,147
General Mills Inc
5.400% due 06/15/40	45,000	53,343
5.650% due 02/15/19	100,000	120,599
Kellogg Co
2.750% due 03/01/23	100,000	100,646
3.250% due 05/21/18	65,000	70,498
7.450% due 04/01/31	25,000	34,015
Kimberly-Clark Corp
6.625% due 08/01/37	100,000	141,090
7.500% due 11/01/18	50,000	66,468
Kraft Foods Group Inc
3.500% due 06/06/22	200,000	209,683
5.000% due 06/04/42	100,000	107,832
Lorillard Tobacco Co 3.500% due 08/04/16	45,000	47,652
Molson Coors Brewing Co 5.000% due 05/01/42	100,000	106,475
Mondelez International Inc
5.375% due 02/10/20	100,000	119,215
6.125% due 02/01/18	100,000	120,115
6.500% due 02/09/40	100,000	130,530
6.875% due 02/01/38	100,000	134,477
PepsiCo Inc
0.700% due 08/13/15	100,000	100,208
1.250% due 08/13/17	100,000	100,466
2.750% due 03/01/23	100,000	100,387
3.100% due 01/15/15	100,000	104,754
5.000% due 06/01/18	100,000	117,808
Philip Morris International Inc
4.500% due 03/20/42	200,000	206,789
6.375% due 05/16/38	100,000	130,312
Reynolds American Inc 6.750% due 06/15/17	100,000	120,519
Safeway Inc 3.950% due 08/15/20	60,000	61,444
Sysco Corp 2.600% due 06/12/22	100,000	100,202
The Clorox Co
3.550% due 11/01/15	25,000	26,539
3.800% due 11/15/21	100,000	107,805

	Principal Amount	Value
The Coca-Cola Co
0.750% due 03/13/15	$150,000	$150,838
1.800% due 09/01/16	100,000	103,475
3.300% due 09/01/21	100,000	108,604
The Hershey Co 1.500% due 11/01/16	100,000	102,800
The Kroger Co
2.200% due 01/15/17	50,000	51,712
3.900% due 10/01/15	100,000	106,919
The Pepsi Bottling Group Inc 7.000% due 03/01/29	100,000	137,446
The Procter & Gamble Co
2.300% due 02/06/22	100,000	100,838
3.500% due 02/15/15	150,000	158,145
5.500% due 02/01/34	50,000	63,375
Tyson Foods Inc 4.500% due 06/15/22	100,000	109,313
Unilever Capital Corp
0.850% due 08/02/17	100,000	99,393
5.900% due 11/15/32	50,000	66,297
Wal-Mart Stores Inc
1.500% due 10/25/15	100,000	102,642
3.200% due 05/15/14	250,000	257,873
3.250% due 10/25/20	100,000	108,401
5.000% due 10/25/40	100,000	115,248
5.250% due 09/01/35	125,000	147,485
6.500% due 08/15/37	150,000	203,596
Walgreen Co
1.800% due 09/15/17	75,000	76,030
3.100% due 09/15/22	75,000	74,422
5.250% due 01/15/19	25,000	29,178

		8,666,752

Energy - 2.6%

Anadarko Petroleum Corp
6.200% due 03/15/40	100,000	121,839
6.375% due 09/15/17	100,000	119,527
6.450% due 09/15/36	50,000	61,746
Apache Corp
1.750% due 04/15/17	100,000	101,881
5.100% due 09/01/40	100,000	108,167
5.250% due 02/01/42	25,000	27,690
5.625% due 01/15/17	50,000	58,038
6.000% due 01/15/37	25,000	30,175
Baker Hughes Inc 5.125% due 09/15/40	50,000	58,451
BP Capital Markets PLC (United Kingdom)
1.846% due 05/05/17	100,000	102,650
3.561% due 11/01/21	100,000	106,433
3.625% due 05/08/14	250,000	258,338
3.875% due 03/10/15	100,000	106,073
Buckeye Partners LP 5.500% due 08/15/19	25,000	28,103
Burlington Resources Finance Co (Canada) 7.400% due 12/01/31	100,000	140,392
Canadian Natural Resources Ltd (Canada)
5.700% due 05/15/17	100,000	116,923
6.750% due 02/01/39	90,000	116,230
Cenovus Energy Inc (Canada)
4.450% due 09/15/42	100,000	98,480
5.700% due 10/15/19	50,000	60,494
Chevron Corp
2.355% due 12/05/22	250,000	248,923
4.950% due 03/03/19	50,000	59,794
ConocoPhillips
4.600% due 01/15/15	100,000	107,175
5.750% due 02/01/19	150,000	183,847
6.500% due 02/01/39	50,000	67,205
ConocoPhillips Co 1.050% due 12/15/17	100,000	99,817

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
ConocoPhillips Holding Co 6.950% due 04/15/29	$100,000	$135,612
Devon Energy Corp 6.300% due 01/15/19	50,000	60,469
Devon Financing Corp LLC 7.875% due 09/30/31	150,000	204,223
Diamond Offshore Drilling Inc 5.700% due 10/15/39	25,000	31,555
Ecopetrol SA (Colombia) 7.625% due 07/23/19	100,000	125,750
El Paso Natural Gas Co LLC 5.950% due 04/15/17	50,000	58,298
Enbridge Energy Partners LP
5.200% due 03/15/20	15,000	16,941
7.500% due 04/15/38	50,000	63,554
Encana Corp (Canada) 5.900% due 12/01/17	100,000	118,004
Energy Transfer Partners LP
3.600% due 02/01/23	100,000	99,790
6.125% due 02/15/17	50,000	57,960
6.500% due 02/01/42	100,000	114,833
9.000% due 04/15/19	50,000	65,989
Ensco PLC (United Kingdom) 4.700% due 03/15/21	100,000	111,906
Enterprise Products Operating LLC
3.350% due 03/15/23	50,000	51,062
6.125% due 10/15/39	115,000	135,904
6.500% due 01/31/19	100,000	124,375
6.875% due 03/01/33	150,000	190,880
EOG Resources Inc 5.625% due 06/01/19	100,000	121,753
EQT Corp 8.125% due 06/01/19	25,000	31,090
Halliburton Co
3.250% due 11/15/21	100,000	106,370
7.450% due 09/15/39	25,000	36,879
Hess Corp
5.600% due 02/15/41	50,000	53,975
7.125% due 03/15/33	50,000	61,904
8.125% due 02/15/19	100,000	129,373
Husky Energy Inc (Canada) 5.900% due 06/15/14	50,000	53,013
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	100,000	106,529
5.300% due 09/15/20	50,000	58,627
5.625% due 02/15/15	35,000	38,040
6.850% due 02/15/20	50,000	62,835
6.950% due 01/15/38	200,000	252,232
Magellan Midstream Partners LP 6.400% due 07/15/18	100,000	121,617
Marathon Oil Corp
0.900% due 11/01/15	100,000	99,819
2.800% due 11/01/22	100,000	97,895
6.000% due 10/01/17	50,000	59,456
Marathon Petroleum Corp 6.500% due 03/01/41	100,000	124,975
Nabors Industries Inc 4.625% due 09/15/21	150,000	156,937
National Oilwell Varco Inc 2.600% due 12/01/22	100,000	99,616
Nexen Inc (Canada) 6.200% due 07/30/19	50,000	62,518
Noble Energy Inc 4.150% due 12/15/21	100,000	110,214
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	200,000	205,932
Occidental Petroleum Corp
1.500% due 02/15/18	150,000	152,016
4.100% due 02/01/21	100,000	113,630

	Principal Amount	Value
ONEOK Partners LP 8.625% due 03/01/19	$150,000	$199,024
Pemex Project Funding Master Trust 6.625% due 06/15/35	100,000	120,250
Petro-Canada (Canada) 6.800% due 05/15/38	200,000	262,095
Petrobras International Finance Co (Cayman)
3.500% due 02/06/17	100,000	103,536
3.875% due 01/27/16	600,000	630,942
5.375% due 01/27/21	100,000	108,462
5.750% due 01/20/20	25,000	27,673
6.875% due 01/20/40	50,000	57,766
7.875% due 03/15/19	100,000	122,224
Petrohawk Energy Corp 7.250% due 08/15/18	100,000	112,070
Petroleos Mexicanos (Mexico)
4.875% due 03/15/15	50,000	53,750
4.875% due 01/24/22	100,000	111,000
5.500% due 01/21/21	100,000	115,250
6.500% due 06/02/41	300,000	354,750
Phillips 66 4.300% due 04/01/22	100,000	110,057
Pioneer Natural Resources Co 3.950% due 07/15/22	100,000	104,682
Plains All American Pipeline LP
5.000% due 02/01/21	50,000	57,968
6.700% due 05/15/36	100,000	126,452
Rowan Cos Inc 7.875% due 08/01/19	30,000	37,545
Shell International Finance BV (Netherlands)
2.375% due 08/21/22	100,000	99,498
3.100% due 06/28/15	100,000	105,753
3.625% due 08/21/42	100,000	97,365
4.300% due 09/22/19	100,000	116,064
6.375% due 12/15/38	50,000	69,419
Southern Natural Gas Co LLC 4.400% due 06/15/21	100,000	110,708
Spectra Energy Capital LLC 6.200% due 04/15/18	25,000	30,244
Statoil ASA (Norway)
3.150% due 01/23/22	100,000	106,205
5.250% due 04/15/19	100,000	120,848
Sunoco Logistics Partners Operations LP 3.450% due 01/15/23	100,000	99,216
Talisman Energy Inc (Canada) 6.250% due 02/01/38	100,000	113,532
Total Capital Canada Ltd (Canada) 1.450% due 01/15/18	150,000	151,597
Total Capital SA (France)
3.000% due 06/24/15	100,000	105,248
4.125% due 01/28/21	100,000	113,257
TransCanada PipeLines Ltd (Canada)
0.750% due 01/15/16	100,000	99,956
2.500% due 08/01/22	100,000	97,752
7.125% due 01/15/19	100,000	127,477
7.625% due 01/15/39	50,000	72,068
Transocean Inc (Cayman)
6.000% due 03/15/18	100,000	113,432
6.800% due 03/15/38	100,000	110,639
Valero Energy Corp
6.125% due 02/01/20	50,000	60,872
6.625% due 06/15/37	250,000	306,069
Weatherford International Ltd (Bermuda)
6.750% due 09/15/40	100,000	110,694
9.625% due 03/01/19	100,000	130,822
Western Gas Partners LP 4.000% due 07/01/22	100,000	103,711

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Williams Partners LP
3.800% due 02/15/15	$50,000	$52,677
4.000% due 11/15/21	100,000	105,018
6.300% due 04/15/40	20,000	23,388

		12,641,766

Financials - 9.4%

Abbey National Treasury Services PLC (United Kingdom) 4.000% due 04/27/16	100,000	106,423
ACE INA Holdings Inc
2.600% due 11/23/15	100,000	104,902
2.700% due 03/13/23	25,000	24,946
4.150% due 03/13/43	25,000	25,326
5.900% due 06/15/19	15,000	18,652
Aflac Inc
4.000% due 02/15/22	100,000	107,934
6.900% due 12/17/39	15,000	19,784
African Development Bank (Multi-National) 2.500% due 03/15/16	100,000	105,885
Alleghany Corp 4.950% due 06/27/22	100,000	111,560
American Express Co
2.650% due 12/02/22	150,000	147,416
4.050% due 12/03/42	125,000	120,719
7.000% due 03/19/18	100,000	125,058
American Express Credit Corp
2.750% due 09/15/15	100,000	104,644
2.800% due 09/19/16	200,000	211,964
American International Group Inc
4.875% due 06/01/22	100,000	113,418
5.050% due 10/01/15	100,000	109,647
5.850% due 01/16/18	200,000	234,721
American Tower Corp REIT 4.700% due 03/15/22	200,000	217,900
Ameriprise Financial Inc 7.300% due 06/28/19	20,000	26,157
Aon Corp 5.000% due 09/30/20	50,000	57,661
Asian Development Bank (Multi-National)
0.875% due 06/10/14	200,000	201,319
1.875% due 10/23/18	100,000	104,343
2.500% due 03/15/16	200,000	211,904
2.625% due 02/09/15	150,000	156,299
2.750% due 05/21/14	50,000	51,405
AvalonBay Communities Inc REIT 2.950% due 09/15/22	35,000	34,530
AXA SA (France) 8.600% due 12/15/30	25,000	32,173
Axis Specialty Finance LLC 5.875% due 06/01/20	50,000	57,206
Bank of America Corp
1.250% due 01/11/16	100,000	99,685
2.000% due 01/11/18	250,000	249,205
3.750% due 07/12/16	200,000	212,898
4.500% due 04/01/15	200,000	212,026
5.625% due 07/01/20	200,000	233,875
5.650% due 05/01/18	150,000	173,793
5.700% due 01/24/22	150,000	176,125
6.500% due 08/01/16	200,000	230,533
7.625% due 06/01/19	150,000	190,883
Bank of Montreal (Canada) 2.500% due 01/11/17	200,000	209,257
Bank of Nova Scotia (Canada)
2.550% due 01/12/17	200,000	209,783
3.400% due 01/22/15	50,000	52,459
Barclays Bank PLC (United Kingdom)
5.000% due 09/22/16	150,000	168,626
5.140% due 10/14/20	250,000	268,791

	Principal Amount	Value
BB&T Corp
2.150% due 03/22/17	$100,000	$103,058
3.950% due 04/29/16	50,000	54,490
BBVA U.S. Senior SAU (Spain) 4.664% due 10/09/15	200,000	205,216
Berkshire Hathaway Finance Corp
2.450% due 12/15/15	100,000	104,972
5.750% due 01/15/40	25,000	29,904
Berkshire Hathaway Inc
1.550% due 02/09/18	150,000	152,110
3.000% due 02/11/23	50,000	50,877
3.400% due 01/31/22	100,000	105,663
BioMed Realty LP REIT 4.250% due 07/15/22	100,000	104,777
BlackRock Inc
3.500% due 12/10/14	25,000	26,266
5.000% due 12/10/19	100,000	118,892
BNP Paribas SA (France)
2.375% due 09/14/17	100,000	101,630
3.250% due 03/11/15	100,000	103,739
5.000% due 01/15/21	200,000	226,017
Boston Properties LP REIT
3.700% due 11/15/18	100,000	109,840
5.875% due 10/15/19	25,000	30,140
Canadian Imperial Bank of Commerce (Canada) 2.350% due 12/11/15	100,000	104,275
Capital One Bank USA NA 8.800% due 07/15/19	50,000	68,208
Capital One Financial Corp
4.750% due 07/15/21	100,000	113,099
6.150% due 09/01/16	100,000	115,059
7.375% due 05/23/14	15,000	16,107
Caterpillar Financial Services Corp 2.650% due 04/01/16	200,000	211,195
Citigroup Inc
1.250% due 01/15/16	350,000	349,845
3.375% due 03/01/23	105,000	106,145
3.953% due 06/15/16	250,000	269,607
4.050% due 07/30/22	100,000	103,575
4.450% due 01/10/17	150,000	165,343
4.500% due 01/14/22	60,000	66,875
4.750% due 05/19/15	100,000	107,323
4.875% due 05/07/15	100,000	106,673
5.000% due 09/15/14	100,000	105,040
6.000% due 08/15/17	100,000	116,917
6.125% due 11/21/17	100,000	118,408
6.125% due 08/25/36	100,000	114,893
8.125% due 07/15/39	200,000	294,572
8.500% due 05/22/19	150,000	200,189
CME Group Inc 3.000% due 09/15/22	50,000	50,390
CNA Financial Corp
6.500% due 08/15/16	50,000	57,596
7.350% due 11/15/19	15,000	19,023
Comerica Inc 3.000% due 09/16/15	100,000	105,305
Commonwealth Bank of Australia (Australia) 1.900% due 09/18/17	250,000	256,695
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
3.875% due 02/08/22	100,000	105,755
3.950% due 11/09/22	250,000	252,390
Corp Andina de Fomento (Multi-National)
3.750% due 01/15/16	100,000	106,283
8.125% due 06/04/19	25,000	32,462
Council Of Europe Development Bank (Multi-National) 1.500% due 02/22/17	100,000	102,596

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Credit Suisse NY (Switzerland)
4.375% due 08/05/20	$350,000	$395,621
5.500% due 05/01/14	300,000	315,697
Daimler Finance North America LLC 8.500% due 01/18/31	50,000	77,725
DDR Corp REIT 4.750% due 04/15/18	25,000	27,682
Deutsche Bank AG (Germany) 3.250% due 01/11/16	300,000	318,187
Digital Realty Trust LP REIT 3.625% due 10/01/22	35,000	34,861
Duke Realty LP REIT
3.625% due 04/15/23	25,000	25,102
3.875% due 10/15/22	25,000	25,728
6.750% due 03/15/20	25,000	30,587
ERP Operating LP REIT
4.625% due 12/15/21	200,000	224,813
4.750% due 07/15/20	100,000	113,294
European Bank for Reconstruction & Development (Multi-National)
1.000% due 02/16/17	250,000	253,544
5.000% due 05/19/14	100,000	105,283
European Investment Bank (Multi-National)
1.000% due 07/15/15	350,000	355,244
1.000% due 03/15/18	250,000	248,849
1.125% due 08/15/14	200,000	202,169
1.500% due 05/15/14	350,000	354,648
2.250% due 03/15/16	500,000	524,871
2.875% due 01/15/15	50,000	52,198
2.875% due 09/15/20	250,000	269,817
3.000% due 04/08/14	100,000	102,753
4.875% due 02/15/36	25,000	29,922
5.125% due 05/30/17	500,000	586,346
Export-Import Bank of Korea (South Korea)
5.000% due 04/11/22	200,000	232,411
5.875% due 01/14/15	100,000	108,647
Fifth Third Bancorp
5.450% due 01/15/17	50,000	56,215
8.250% due 03/01/38	25,000	34,763
First Horizon National Corp 5.375% due 12/15/15	50,000	54,425
FMS Wertmanagement AoeR (Germany) 0.625% due 04/18/16	200,000	200,355
Ford Motor Credit Co LLC
3.875% due 01/15/15	250,000	260,004
5.875% due 08/02/21	250,000	286,635
6.625% due 08/15/17	250,000	291,949
Franklin Resources Inc 2.800% due 09/15/22	25,000	25,385
General Electric Capital Corp
1.600% due 11/20/17	150,000	150,802
1.625% due 07/02/15	200,000	203,572
2.150% due 01/09/15	100,000	102,593
3.350% due 10/17/16	400,000	429,910
4.625% due 01/07/21	200,000	225,667
5.300% due 02/11/21	100,000	114,892
5.625% due 05/01/18	250,000	296,334
5.900% due 05/13/14	300,000	317,957
6.750% due 03/15/32	350,000	447,385
6.875% due 01/10/39	200,000	263,344
Genworth Financial Inc 7.700% due 06/15/20	150,000	178,212
Goldman Sachs Capital I 6.345% due 02/15/34	100,000	104,627
HCP Inc REIT 5.375% due 02/01/21	150,000	174,627
Health Care REIT Inc 6.200% due 06/01/16	100,000	114,035
Healthcare Realty Trust Inc REIT 6.500% due 01/17/17	25,000	28,808

	Principal Amount	Value
Hospitality Properties Trust REIT 7.875% due 08/15/14	$25,000	$26,395
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	100,000	100,641
HSBC Bank USA NA 4.875% due 08/24/20	100,000	112,521
HSBC Finance Corp
5.500% due 01/19/16	200,000	222,764
6.676% due 01/15/21	211,000	250,213
HSBC Holdings PLC (United Kingdom)
4.875% due 01/14/22	100,000	114,500
6.500% due 09/15/37	100,000	123,080
6.800% due 06/01/38	150,000	192,651
ING U.S. Inc 2.900% due 02/15/18 ~	100,000	101,590
Inter-American Development Bank (Multi-National)
1.125% due 03/15/17	200,000	203,844
1.125% due 09/12/19	175,000	173,984
1.375% due 10/18/16	100,000	102,987
4.250% due 09/10/18	125,000	146,588
International Bank for Reconstruction & Development (Multi-National)
0.875% due 04/17/17	100,000	100,903
1.000% due 09/15/16	200,000	203,301
1.125% due 08/25/14	150,000	151,899
2.125% due 03/15/16	250,000	262,584
2.125% due 02/13/23	100,000	100,367
2.375% due 05/26/15	100,000	104,408
7.625% due 01/19/23	100,000	149,790
International Finance Corp (Multi-National)
0.500% due 05/16/16	150,000	150,111
2.125% due 11/17/17	200,000	211,824
2.750% due 04/20/15	100,000	104,910
Intesa Sanpaolo SPA (Italy) 3.875% due 01/16/18	200,000	193,682
Jefferies Group Inc 8.500% due 07/15/19	125,000	156,239
JPMorgan Chase & Co
1.100% due 10/15/15	100,000	100,204
2.000% due 08/15/17	250,000	254,943
3.250% due 09/23/22	200,000	200,242
3.450% due 03/01/16	400,000	425,598
4.350% due 08/15/21	200,000	221,166
4.400% due 07/22/20	50,000	55,545
5.125% due 09/15/14	100,000	106,116
5.500% due 10/15/40	100,000	119,001
5.600% due 07/15/41	100,000	119,594
6.125% due 06/27/17	100,000	117,505
6.300% due 04/23/19	100,000	122,362
6.400% due 05/15/38	300,000	386,623
KeyCorp 5.100% due 03/24/21	100,000	116,686
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	102,699
Kimco Realty Corp REIT 6.875% due 10/01/19	25,000	31,742
Kreditanstalt fuer Wiederaufbau (Germany)
0.500% due 04/19/16	250,000	249,882
1.000% due 01/12/15	200,000	202,260
1.250% due 10/26/15	100,000	101,934
1.250% due 02/15/17	500,000	509,786
2.000% due 10/04/22	250,000	247,119
2.125% due 01/17/23	150,000	149,214
2.375% due 08/25/21	250,000	259,194
2.625% due 02/16/16	500,000	530,412
4.000% due 01/27/20	100,000	116,202
4.500% due 07/16/18	100,000	117,487

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Landwirtschaftliche Rentenbank (Germany)
2.125% due 07/15/16	$125,000	$131,029
3.125% due 07/15/15	150,000	159,103
5.125% due 02/01/17	100,000	116,504
Lincoln National Corp 8.750% due 07/01/19	115,000	156,149
Lloyds TSB Bank PLC (United Kingdom) 4.875% due 01/21/16	125,000	137,333
Mack-Cali Realty LP REIT 7.750% due 08/15/19	25,000	31,553
Markel Corp 7.125% due 09/30/19	25,000	30,876
Marsh & McLennan Cos Inc 5.750% due 09/15/15	25,000	27,821
Merrill Lynch & Co Inc
5.000% due 01/15/15	100,000	106,425
6.050% due 05/16/16	100,000	111,268
6.110% due 01/29/37	250,000	282,925
6.875% due 04/25/18	200,000	241,774
MetLife Inc
5.700% due 06/15/35	100,000	117,603
5.875% due 02/06/41	50,000	60,181
6.375% due 06/15/34	100,000	127,459
6.750% due 06/01/16	250,000	294,136
Morgan Stanley
2.875% due 07/28/14	100,000	102,237
4.750% due 04/01/14	50,000	51,704
4.875% due 11/01/22	100,000	106,288
5.375% due 10/15/15	100,000	109,280
5.500% due 07/28/21	50,000	57,453
5.625% due 09/23/19	200,000	230,420
5.750% due 01/25/21	200,000	231,622
5.950% due 12/28/17	200,000	231,890
6.000% due 04/28/15	350,000	381,437
6.250% due 08/09/26	100,000	119,926
6.375% due 07/24/42	100,000	120,776
6.625% due 04/01/18	250,000	299,305
National Australia Bank Ltd (Australia) 2.000% due 03/09/15	250,000	256,371
National Rural Utilities Cooperative Finance Corp
4.023% due 11/01/32	100,000	102,583
8.000% due 03/01/32	50,000	73,827
Nomura Holdings Inc (Japan)
2.000% due 09/13/16	100,000	99,847
5.000% due 03/04/15	35,000	37,253
6.700% due 03/04/20	5,000	5,994
Nordic Investment Bank (Multi-National) 2.625% due 10/06/14	100,000	103,535
Northern Trust Corp 3.375% due 08/23/21	50,000	53,507
Oesterreichische Kontrollbank AG (Austria)
1.125% due 07/06/15	125,000	126,896
1.750% due 10/05/15	100,000	103,083
PNC Funding Corp
2.700% due 09/19/16	225,000	237,089
3.625% due 02/08/15	100,000	105,338
5.125% due 02/08/20	100,000	117,281
Principal Financial Group Inc 1.850% due 11/15/17	100,000	101,197
Private Export Funding Corp
1.375% due 02/15/17	100,000	102,728
2.450% due 07/15/24	100,000	101,275
4.300% due 12/15/21	25,000	29,597
ProLogis LP REIT
6.625% due 05/15/18	60,000	72,264
7.625% due 08/15/14	25,000	27,034
Protective Life Corp 8.450% due 10/15/39	25,000	33,105

	Principal Amount	Value
Prudential Financial Inc
5.200% due 03/15/44 §	$100,000	$100,926
5.625% due 05/12/41	50,000	57,223
5.875% due 09/15/42 §	100,000	106,875
6.200% due 01/15/15	30,000	32,738
6.625% due 06/21/40	50,000	63,922
7.375% due 06/15/19	70,000	90,041
Realty Income Corp REIT 5.875% due 03/15/35	50,000	56,191
Royal Bank of Canada (Canada)
0.800% due 10/30/15	100,000	100,201
1.200% due 09/19/17	100,000	100,478
2.625% due 12/15/15	100,000	105,082
Santander Holdings USA Inc 3.000% due 09/24/15	30,000	30,779
Simon Property Group LP REIT
2.150% due 09/15/17	200,000	206,762
5.650% due 02/01/20	75,000	90,657
6.750% due 02/01/40	25,000	33,499
SLM Corp
6.250% due 01/25/16	200,000	219,513
8.450% due 06/15/18	100,000	119,000
Sumitomo Mitsui Banking Corp (Japan) 1.350% due 07/18/15	250,000	252,881
SunTrust Banks Inc
3.500% due 01/20/17	200,000	214,418
5.000% due 09/01/15	4,000	4,365
Svensk Exportkredit AB (Sweden)
2.125% due 07/13/16	100,000	104,353
3.250% due 09/16/14	25,000	26,053
TD Ameritrade Holding Corp 4.150% due 12/01/14	50,000	52,768
The Allstate Corp 6.200% due 05/16/14	175,000	185,730
The Bank of New York Mellon Corp
0.700% due 10/23/15	90,000	90,174
1.350% due 03/06/18	25,000	25,012
2.500% due 01/15/16	100,000	104,737
4.300% due 05/15/14	60,000	62,611
The Bear Stearns Cos LLC
5.700% due 11/15/14	100,000	107,819
7.250% due 02/01/18	250,000	311,149
The Charles Schwab Corp 3.225% due 09/01/22	25,000	25,905
The Chubb Corp 5.750% due 05/15/18	50,000	60,924
The Goldman Sachs Group Inc
3.300% due 05/03/15	300,000	312,916
3.625% due 02/07/16	300,000	318,840
3.625% due 01/22/23	100,000	100,985
5.250% due 07/27/21	150,000	170,356
5.375% due 03/15/20	100,000	114,158
5.625% due 01/15/17	225,000	252,211
5.750% due 01/24/22	100,000	116,552
6.125% due 02/15/33	200,000	231,041
6.150% due 04/01/18	100,000	118,018
6.250% due 02/01/41	100,000	119,450
6.750% due 10/01/37	50,000	56,284
7.500% due 02/15/19	250,000	313,304
The Hartford Financial Services Group Inc 6.625% due 04/15/42	150,000	197,108
The Korea Development Bank (South Korea) 3.875% due 05/04/17	250,000	271,432
The NASDAQ OMX Group Inc 5.250% due 01/16/18	50,000	54,838
The Progressive Corp 3.750% due 08/23/21	100,000	109,207

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
The Royal Bank of Scotland Group PLC (United Kingdom)
3.950% due 09/21/15	$250,000	$266,716
6.400% due 10/21/19	50,000	59,810
The Toronto-Dominion Bank (Canada) 2.375% due 10/19/16	100,000	104,719
The Travelers Cos Inc
5.750% due 12/15/17	50,000	60,391
6.250% due 06/15/37	25,000	33,507
Torchmark Corp 9.250% due 06/15/19	50,000	67,320
Toyota Motor Credit Corp
0.875% due 07/17/15	100,000	100,690
1.250% due 10/05/17	100,000	100,044
2.050% due 01/12/17	100,000	103,578
4.250% due 01/11/21	100,000	113,994
U.S. Bancorp
2.200% due 11/15/16	45,000	47,003
2.450% due 07/27/15	125,000	130,397
4.200% due 05/15/14	150,000	156,411
UBS AG (Switzerland)
3.875% due 01/15/15	150,000	158,422
5.750% due 04/25/18	100,000	118,652
5.875% due 07/15/16	100,000	112,333
Ventas Realty LP REIT 4.000% due 04/30/19	100,000	109,334
Wachovia Bank NA 6.600% due 01/15/38	100,000	133,099
Wachovia Corp
5.625% due 10/15/16	100,000	114,232
5.750% due 02/01/18	100,000	119,205
Wells Fargo & Co
1.250% due 02/13/15	250,000	252,998
2.625% due 12/15/16	300,000	315,580
3.450% due 02/13/23	100,000	100,957
3.500% due 03/08/22	150,000	158,062
4.600% due 04/01/21	200,000	228,938
5.000% due 11/15/14	100,000	106,480
WestLB AG (Germany) 4.796% due 07/15/15	100,000	107,273
Westpac Banking Corp (Australia)
0.950% due 01/12/16	100,000	100,449
1.125% due 09/25/15	100,000	100,818
3.000% due 08/04/15	100,000	105,079
4.875% due 11/19/19	25,000	29,288
Willis Group Holdings PLC (Ireland) 5.750% due 03/15/21	100,000	112,503
WR Berkley Corp 6.250% due 02/15/37	50,000	59,878

		45,356,983

Health Care - 1.7%

Abbott Laboratories
5.125% due 04/01/19	80,000	95,553
6.150% due 11/30/37	25,000	33,741
AbbVie Inc
1.200% due 11/06/15 ~	100,000	100,841
1.750% due 11/06/17 ~	200,000	202,744
4.400% due 11/06/42 ~	125,000	126,783
Actavis Inc
4.625% due 10/01/42	100,000	101,460
5.000% due 08/15/14	20,000	21,105
Aetna Inc
2.750% due 11/15/22	125,000	122,660
3.950% due 09/01/20	50,000	54,858
Agilent Technologies Inc 3.200% due 10/01/22	100,000	100,203
Allergan Inc 2.800% due 03/15/23	25,000	25,330

	Principal Amount	Value
Amgen Inc
2.500% due 11/15/16	$200,000	$210,075
3.875% due 11/15/21	100,000	109,414
5.150% due 11/15/41	74,000	79,841
5.650% due 06/15/42	50,000	58,103
5.700% due 02/01/19	100,000	120,133
6.400% due 02/01/39	25,000	31,212
AstraZeneca PLC (United Kingdom)
4.000% due 09/18/42	25,000	24,390
5.900% due 09/15/17	100,000	120,208
6.450% due 09/15/37	100,000	130,082
Baxter International Inc 4.250% due 03/15/20	100,000	114,013
Becton Dickinson & Co 3.125% due 11/08/21	100,000	104,531
Boston Scientific Corp 6.400% due 06/15/16	100,000	114,319
Bristol-Myers Squibb Co
3.250% due 08/01/42	100,000	88,156
5.450% due 05/01/18	25,000	29,987
Cardinal Health Inc 3.200% due 06/15/22	100,000	100,992
Celgene Corp 3.250% due 08/15/22	100,000	101,412
CIGNA Corp 4.500% due 03/15/21	100,000	112,078
Covidien International Finance SA (Luxembourg)
2.800% due 06/15/15	100,000	104,641
6.000% due 10/15/17	125,000	150,171
Eli Lilly & Co 5.500% due 03/15/27	100,000	127,208
Express Scripts Holding Co
2.650% due 02/15/17	100,000	104,881
2.750% due 11/21/14	100,000	103,040
3.125% due 05/15/16	100,000	105,726
6.125% due 11/15/41	50,000	63,057
Genzyme Corp 3.625% due 06/15/15	100,000	106,667
Gilead Sciences Inc 4.400% due 12/01/21	100,000	112,835
GlaxoSmithKline Capital Inc
5.650% due 05/15/18	100,000	121,078
6.375% due 05/15/38	100,000	134,423
GlaxoSmithKline Capital PLC (United Kingdom) 1.500% due 05/08/17	200,000	203,680
Humana Inc 4.625% due 12/01/42	100,000	96,262
Johnson & Johnson
3.550% due 05/15/21	50,000	55,561
4.850% due 05/15/41	50,000	59,563
5.550% due 08/15/17	50,000	59,886
5.950% due 08/15/37	100,000	133,117
Life Technologies Corp 4.400% due 03/01/15	25,000	26,377
McKesson Corp 0.950% due 12/04/15	100,000	100,340
Medco Health Solutions Inc 4.125% due 09/15/20	50,000	54,585
Medtronic Inc
1.375% due 04/01/18	50,000	50,084
2.750% due 04/01/23	50,000	49,978
3.000% due 03/15/15	50,000	52,402
4.450% due 03/15/20	25,000	28,789
4.500% due 03/15/42	100,000	106,784
Merck & Co Inc
1.100% due 01/31/18	100,000	100,611
2.400% due 09/15/22	100,000	99,538

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
6.000% due 09/15/17	$50,000	$60,684
6.500% due 12/01/33	100,000	139,937
6.550% due 09/15/37	100,000	138,682
Merck Sharp & Dohme Corp 4.000% due 06/30/15	50,000	53,872
Novartis Capital Corp
2.400% due 09/21/22	75,000	74,779
4.400% due 04/24/20	50,000	57,806
Novartis Securities Investment Ltd (Bermuda) 5.125% due 02/10/19	125,000	149,522
Pfizer Inc
5.350% due 03/15/15	100,000	109,254
6.200% due 03/15/19	150,000	188,623
7.200% due 03/15/39	50,000	73,838
Quest Diagnostics Inc
4.750% due 01/30/20	15,000	16,449
5.750% due 01/30/40	10,000	10,723
6.950% due 07/01/37	100,000	121,053
Sanofi (France) 4.000% due 03/29/21	100,000	111,530
Teva Pharmaceutical Finance II BV (Netherlands) 3.000% due 06/15/15	200,000	209,929
Thermo Fisher Scientific Inc
2.250% due 08/15/16	100,000	103,635
3.150% due 01/15/23	100,000	99,705
3.200% due 03/01/16	100,000	106,071
UnitedHealth Group Inc
1.625% due 03/15/19	100,000	100,481
6.875% due 02/15/38	250,000	338,109
WellPoint Inc
1.875% due 01/15/18	75,000	76,082
3.300% due 01/15/23	75,000	76,216
4.625% due 05/15/42	100,000	100,973
4.650% due 01/15/43	50,000	50,276
5.875% due 06/15/17	100,000	117,875
Wyeth LLC
5.950% due 04/01/37	50,000	64,185
6.500% due 02/01/34	100,000	134,687
Zimmer Holdings Inc 3.375% due 11/30/21	100,000	103,559
Zoetis Inc 1.150% due 02/01/16 ~	100,000	100,344

		8,234,387

Industrials - 1.5%

3M Co 2.000% due 06/26/22	100,000	99,372
ABB Finance USA Inc 2.875% due 05/08/22	100,000	101,766
Boeing Capital Corp 3.250% due 10/27/14	100,000	104,364
Burlington Northern Santa Fe LLC
4.700% due 10/01/19	100,000	116,699
5.650% due 05/01/17	100,000	117,351
5.750% due 05/01/40	100,000	120,445
Canadian National Railway Co (Canada)
2.850% due 12/15/21	100,000	104,192
6.200% due 06/01/36	50,000	67,486
Canadian Pacific Railway Ltd (Canada) 4.500% due 01/15/22	50,000	55,609
Caterpillar Inc
3.900% due 05/27/21	200,000	222,474
6.050% due 08/15/36	125,000	160,658
Continental Airlines Pass-Through Trust 9.000% due 01/08/18	41,506	47,992
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	30,000	31,200

	Principal Amount	Value
CSX Corp
5.500% due 04/15/41	$75,000	$86,431
6.250% due 04/01/15	100,000	110,781
7.375% due 02/01/19	50,000	63,858
Danaher Corp
2.300% due 06/23/16	50,000	52,502
3.900% due 06/23/21	50,000	55,893
Deere & Co 4.375% due 10/16/19	50,000	58,207
Delta Air Lines Pass-Through Trust ‘A’ 4.950% due 11/23/20	86,933	95,409
Dover Corp 5.375% due 03/01/41	50,000	61,167
Eaton Corp
1.500% due 11/02/17 ~	100,000	100,442
4.000% due 11/02/32 ~	100,000	100,349
4.150% due 11/02/42 ~	100,000	98,092
Embraer SA (Brazil) 5.150% due 06/15/22	100,000	109,125
Emerson Electric Co
4.125% due 04/15/15	100,000	106,900
4.250% due 11/15/20	25,000	28,623
FedEx Corp 3.875% due 08/01/42	100,000	94,158
GATX Corp 2.375% due 07/30/18	46,000	46,607
General Dynamics Corp 1.000% due 11/15/17	50,000	49,731
General Electric Co
2.700% due 10/09/22	100,000	100,292
4.125% due 10/09/42	100,000	100,871
5.250% due 12/06/17	100,000	117,312
Honeywell International Inc 5.000% due 02/15/19	100,000	119,336
Illinois Tool Works Inc 4.875% due 09/15/41	100,000	112,390
Ingersoll-Rand Global Holding Co Ltd (Bermuda) 9.500% due 04/15/14	100,000	108,693
John Deere Capital Corp
0.700% due 09/04/15	100,000	100,189
0.875% due 04/17/15	100,000	100,636
1.400% due 03/15/17	100,000	101,428
2.750% due 03/15/22	100,000	101,872
Koninklijke Philips Electronics NV (Netherlands)
5.750% due 03/11/18	50,000	59,710
6.875% due 03/11/38	100,000	134,566
L-3 Communications Corp 5.200% due 10/15/19	100,000	114,238
Lockheed Martin Corp
4.250% due 11/15/19	100,000	112,754
6.150% due 09/01/36	100,000	122,334
Norfolk Southern Corp
3.000% due 04/01/22	100,000	102,678
4.837% due 10/01/41	50,000	54,612
5.900% due 06/15/19	50,000	61,316
Northrop Grumman Corp 3.500% due 03/15/21	100,000	107,206
Owens Corning 4.200% due 12/15/22	138,000	141,512
Pentair Finance SA (Luxembourg) 1.350% due 12/01/15 ~	50,000	50,103
Pitney Bowes Inc 5.600% due 03/15/18	50,000	53,675
Precision Castparts Corp 2.500% due 01/15/23	100,000	99,095
Raytheon Co
2.500% due 12/15/22	125,000	122,404
4.400% due 02/15/20	25,000	28,492

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Republic Services Inc
3.800% due 05/15/18	$100,000	$110,145
5.500% due 09/15/19	27,000	32,116
Rockwell Collins Inc 5.250% due 07/15/19	100,000	119,554
Ryder System Inc
2.350% due 02/26/19	125,000	126,427
2.500% due 03/01/17	50,000	51,570
Stanley Black & Decker Inc 2.900% due 11/01/22	50,000	50,354
The ADT Corp 4.875% due 07/15/42 ~	100,000	95,508
The Boeing Co
5.875% due 02/15/40	50,000	63,944
6.000% due 03/15/19	100,000	123,724
U.S. Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	100,000	104,250
Union Pacific Corp
4.750% due 09/15/41	100,000	109,623
6.125% due 02/15/20	100,000	125,066
United Parcel Service Inc
1.125% due 10/01/17	50,000	50,406
3.125% due 01/15/21	100,000	106,988
5.500% due 01/15/18	50,000	59,913
6.200% due 01/15/38	50,000	67,057
United Technologies Corp
1.800% due 06/01/17	100,000	103,294
3.100% due 06/01/22	200,000	210,186
4.500% due 04/15/20	30,000	34,844
6.050% due 06/01/36	50,000	64,541
6.125% due 02/01/19	100,000	124,954
6.125% due 07/15/38	25,000	32,712
URS Corp 5.250% due 04/01/22 ~	100,000	105,248
Verisk Analytics Inc 4.125% due 09/12/22	100,000	103,722
Waste Management Inc 7.750% due 05/15/32	100,000	139,542

		7,411,285

Information Technology - 1.0%

Adobe Systems Inc 4.750% due 02/01/20	100,000	112,204
Arrow Electronics Inc 6.000% due 04/01/20	25,000	28,065
Avnet Inc 6.000% due 09/01/15	100,000	108,822
Cisco Systems Inc
4.950% due 02/15/19	200,000	236,511
5.500% due 02/22/16	100,000	113,733
Corning Inc 1.450% due 11/15/17	100,000	100,580
Dell Inc 5.875% due 06/15/19	100,000	104,824
eBay Inc 1.350% due 07/15/17	100,000	101,253
Fiserv Inc 3.125% due 06/15/16	50,000	52,728
Google Inc 1.250% due 05/19/14	50,000	50,556
Hewlett-Packard Co
2.600% due 09/15/17	150,000	151,384
3.000% due 09/15/16	100,000	103,602
3.750% due 12/01/20	50,000	49,751
4.750% due 06/02/14	200,000	208,962
6.000% due 09/15/41	55,000	56,258
Intel Corp
3.300% due 10/01/21	150,000	157,781
4.800% due 10/01/41	185,000	196,515

	Principal Amount	Value
International Business Machines Corp
0.750% due 05/11/15	$250,000	$251,775
1.250% due 02/08/18	100,000	100,611
1.875% due 05/15/19	100,000	102,834
1.950% due 07/22/16	100,000	103,820
5.600% due 11/30/39	26,000	32,562
5.700% due 09/14/17	100,000	119,814
8.375% due 11/01/19	100,000	139,706
Juniper Networks Inc 3.100% due 03/15/16	100,000	104,878
Microsoft Corp
2.950% due 06/01/14	100,000	103,103
3.500% due 11/15/42	100,000	92,941
5.200% due 06/01/39	135,000	162,012
Oracle Corp
2.500% due 10/15/22	125,000	123,066
3.750% due 07/08/14	100,000	104,191
5.000% due 07/08/19	100,000	119,069
5.750% due 04/15/18	100,000	120,853
6.125% due 07/08/39	100,000	129,604
6.500% due 04/15/38	100,000	134,200
Symantec Corp 2.750% due 06/15/17	100,000	103,269
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	100,000	104,244
Texas Instruments Inc 1.375% due 05/15/14	100,000	101,174
The Western Union Co 5.930% due 10/01/16	100,000	110,540
Tyco Electronics Group SA (Luxembourg) 4.875% due 01/15/21	30,000	33,382
Xerox Corp
4.500% due 05/15/21	100,000	107,192
5.625% due 12/15/19	100,000	114,515
8.250% due 05/15/14	40,000	43,174

		4,696,058

Materials - 1.1%

Agrium Inc (Canada) 6.125% due 01/15/41	25,000	28,201
Air Products & Chemicals Inc 4.375% due 08/21/19	25,000	28,719
Alcoa Inc
5.400% due 04/15/21	100,000	103,790
6.750% due 07/15/18	100,000	114,405
Barrick Gold Corp (Canada)
2.900% due 05/30/16	100,000	105,233
3.850% due 04/01/22	100,000	102,486
5.250% due 04/01/42	100,000	100,834
Barrick PD Australia Finance Property Ltd (Australia) 5.950% due 10/15/39	25,000	27,285
Bemis Co Inc 5.650% due 08/01/14	5,000	5,307
BHP Billiton Finance USA Ltd (Australia)
1.000% due 02/24/15	100,000	101,014
1.125% due 11/21/14	100,000	101,145
1.875% due 11/21/16	100,000	103,237
6.500% due 04/01/19	75,000	95,043
Cabot Corp 5.000% due 10/01/16	25,000	27,854
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	100,000	104,570
Cliffs Natural Resources Inc
4.875% due 04/01/21	150,000	148,145
5.900% due 03/15/20	25,000	26,722
CRH America Inc 6.000% due 09/30/16	50,000	56,938
Eastman Chemical Co 4.800% due 09/01/42	100,000	104,423

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Ecolab Inc 4.350% due 12/08/21	$100,000	$110,609
EI du Pont de Nemours & Co
2.800% due 02/15/23	100,000	101,860
3.250% due 01/15/15	100,000	104,929
4.150% due 02/15/43	100,000	102,175
4.625% due 01/15/20	150,000	174,082
Freeport-McMoRan Copper & Gold Inc
1.400% due 02/13/15	100,000	100,771
3.875% due 03/15/23 ~	100,000	100,563
5.450% due 03/15/43 ~	100,000	99,351
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	149,989
Goldcorp Inc (Canada) 3.700% due 03/15/23	50,000	50,352
International Paper Co
4.750% due 02/15/22	25,000	28,209
7.500% due 08/15/21	40,000	52,484
7.950% due 06/15/18	100,000	128,899
Monsanto Co 3.600% due 07/15/42	50,000	48,120
Newmont Mining Corp
3.500% due 03/15/22	100,000	100,937
6.250% due 10/01/39	25,000	28,856
Nucor Corp 4.125% due 09/15/22	50,000	55,226
Potash Corp of Saskatchewan Inc (Canada)
3.750% due 09/30/15	20,000	21,384
5.625% due 12/01/40	25,000	29,361
PPG Industries Inc 3.600% due 11/15/20	50,000	53,702
Praxair Inc
1.050% due 11/07/17	50,000	49,955
2.200% due 08/15/22	100,000	97,794
Rio Tinto Finance USA Ltd (Australia)
1.875% due 11/02/15	100,000	102,608
3.500% due 11/02/20	100,000	105,625
7.125% due 07/15/28	50,000	68,255
9.000% due 05/01/19	150,000	207,005
Rio Tinto Finance USA PLC (United Kingdom)
1.625% due 08/21/17	100,000	101,038
4.750% due 03/22/42	100,000	104,789
Southern Copper Corp 7.500% due 07/27/35	50,000	60,567
Teck Resources Ltd (Canada)
3.150% due 01/15/17	100,000	104,280
5.200% due 03/01/42	100,000	92,631
6.250% due 07/15/41	50,000	53,147
The Dow Chemical Co
4.125% due 11/15/21	200,000	214,626
5.700% due 05/15/18	250,000	295,170
8.550% due 05/15/19	100,000	134,653
9.400% due 05/15/39	50,000	79,873
Vale Overseas Ltd (Cayman)
4.375% due 01/11/22	100,000	103,172
6.250% due 01/23/17	100,000	114,634
6.875% due 11/21/36	50,000	57,120
6.875% due 11/10/39	45,000	51,612
8.250% due 01/17/34	100,000	129,366
Valspar Corp 7.250% due 06/15/19	25,000	31,017

		5,486,147

Telecommunication Services - 1.2%

America Movil SAB de CV (Mexico)
2.375% due 09/08/16	200,000	206,755
5.000% due 03/30/20	50,000	56,515
6.125% due 03/30/40	50,000	58,791
6.375% due 03/01/35	125,000	150,485

	Principal Amount	Value
AT&T Inc
0.900% due 02/12/16	$100,000	$100,011
2.625% due 12/01/22	125,000	121,040
2.950% due 05/15/16	400,000	423,544
3.000% due 02/15/22	100,000	101,441
4.300% due 12/15/42 ~	393,000	368,305
4.350% due 06/15/45 ~	177,000	165,538
4.450% due 05/15/21	50,000	56,397
5.350% due 09/01/40	161,000	173,282
5.625% due 06/15/16	50,000	57,135
5.800% due 02/15/19	200,000	241,621
6.550% due 02/15/39	100,000	124,142
British Telecommunications PLC (United Kingdom)
2.000% due 06/22/15	200,000	204,729
9.625% due 12/15/30	50,000	77,788
Cellco Partnership 8.500% due 11/15/18	150,000	199,948
Deutsche Telekom International Finance BV (Netherlands) 8.750% due 06/15/30	185,000	262,930
Embarq Corp 7.995% due 06/01/36	50,000	52,840
France Telecom SA (France)
2.750% due 09/14/16	100,000	104,610
8.500% due 03/01/31	50,000	70,589
Qwest Corp 6.750% due 12/01/21	100,000	115,402
Rogers Communications Inc (Canada)
3.000% due 03/15/23	50,000	50,321
4.500% due 03/15/43	25,000	25,106
Telecom Italia Capital SA (Luxembourg)
6.175% due 06/18/14	100,000	104,742
7.175% due 06/18/19	100,000	114,289
7.721% due 06/04/38	100,000	104,723
Telefonica Emisiones SAU (Spain)
3.992% due 02/16/16	50,000	52,246
4.949% due 01/15/15	50,000	52,617
5.462% due 02/16/21	40,000	43,173
7.045% due 06/20/36	150,000	161,983
Telefonica Europe BV (Netherlands) 8.250% due 09/15/30	150,000	178,441
Verizon Communications Inc
3.500% due 11/01/21	200,000	208,665
5.850% due 09/15/35	300,000	345,975
6.350% due 04/01/19	100,000	122,935
7.350% due 04/01/39	100,000	134,992
Verizon Global Funding Corp 7.750% due 12/01/30	50,000	68,572
Vodafone Group PLC (United Kingdom)
4.150% due 06/10/14	50,000	52,063
5.450% due 06/10/19	150,000	178,812
5.625% due 02/27/17	100,000	116,021
6.150% due 02/27/37	150,000	178,744
7.875% due 02/15/30	50,000	70,801

		5,859,059

Utilities - 1.6%

AGL Capital Corp 3.500% due 09/15/21	50,000	53,899
Alabama Power Co 4.100% due 01/15/42	100,000	101,455
Alliant Energy Corp 4.000% due 10/15/14	50,000	52,425
Ameren Corp 8.875% due 05/15/14	25,000	27,001
American Water Capital Corp 4.300% due 12/01/42	100,000	102,966
Appalachian Power Co 4.600% due 03/30/21	50,000	57,077

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Arizona Public Service Co 4.500% due 04/01/42	$100,000	$105,626
Atmos Energy Corp 4.150% due 01/15/43	64,000	64,062
Avista Corp 5.125% due 04/01/22	15,000	17,855
Baltimore Gas & Electric Co 3.500% due 11/15/21	25,000	26,856
Carolina Power & Light Co
4.100% due 03/15/43	50,000	50,222
5.250% due 12/15/15	100,000	112,518
CenterPoint Energy Houston Electric LLC 2.250% due 08/01/22	100,000	98,299
CenterPoint Energy Resources Corp 5.850% due 01/15/41	50,000	63,026
Commonwealth Edison Co
3.800% due 10/01/42	100,000	96,655
4.000% due 08/01/20	100,000	112,731
Consolidated Edison Co of New York Inc
3.950% due 03/01/43	100,000	99,232
5.850% due 03/15/36	25,000	31,709
6.650% due 04/01/19	150,000	191,360
Constellation Energy Group Inc 4.550% due 06/15/15	125,000	134,429
Consumers Energy Co 6.700% due 09/15/19	25,000	32,305
Dominion Resources Inc
5.150% due 07/15/15	50,000	54,766
5.200% due 08/15/19	120,000	143,162
DTE Energy Co 7.625% due 05/15/14	100,000	107,605
Duke Energy Carolinas LLC
5.300% due 02/15/40	25,000	29,747
6.100% due 06/01/37	25,000	31,746
7.000% due 11/15/18	100,000	129,706
Duke Energy Corp 3.550% due 09/15/21	100,000	106,577
Duke Energy Indiana Inc 4.200% due 03/15/42	125,000	127,447
Entergy Corp 4.700% due 01/15/17	150,000	163,994
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	60,214
Exelon Generation Co LLC
6.200% due 10/01/17	25,000	29,351
6.250% due 10/01/39	25,000	29,177
FirstEnergy Corp
2.750% due 03/15/18	50,000	50,648
7.375% due 11/15/31	50,000	58,801
Florida Power & Light Co
5.690% due 03/01/40	35,000	44,733
5.950% due 02/01/38	125,000	163,276
Florida Power Corp 6.350% due 09/15/37	25,000	33,193
Georgia Power Co
2.850% due 05/15/22	100,000	102,795
4.250% due 12/01/19	25,000	28,710
Great Plains Energy Inc 4.850% due 06/01/21	100,000	111,955
Indiana Michigan Power Co 3.200% due 03/15/23	50,000	50,618
Jersey Central Power & Light Co 5.625% due 05/01/16	50,000	56,267
Louisville Gas & Electric Co 1.625% due 11/15/15	50,000	51,724
Metropolitan Edison Co 7.700% due 01/15/19	50,000	64,321
MidAmerican Energy Co 6.750% due 12/30/31	100,000	134,830

	Principal Amount	Value
MidAmerican Energy Holdings Co
6.125% due 04/01/36	$100,000	$124,894
6.500% due 09/15/37	100,000	130,466
National Fuel Gas Co 3.750% due 03/01/23	100,000	101,663
Nevada Power Co 6.750% due 07/01/37	50,000	68,384
NextEra Energy Capital Holdings Inc 4.500% due 06/01/21	50,000	55,679
Nisource Finance Corp
5.250% due 02/15/43	100,000	105,349
6.125% due 03/01/22	50,000	59,993
Northern States Power Co
2.150% due 08/15/22	100,000	97,871
3.400% due 08/15/42	125,000	114,248
4.850% due 08/15/40	50,000	57,631
5.350% due 11/01/39	10,000	12,302
NSTAR Electric Co 2.375% due 10/15/22	100,000	98,318
NSTAR LLC 4.500% due 11/15/19	15,000	17,343
Ohio Edison Co 6.875% due 07/15/36	150,000	193,489
Ohio Power Co 5.375% due 10/01/21	30,000	36,194
Oncor Electric Delivery Co LLC
5.300% due 06/01/42	100,000	113,909
7.000% due 05/01/32	50,000	65,554
Pacific Gas & Electric Co
2.450% due 08/15/22	100,000	98,800
6.050% due 03/01/34	250,000	314,177
6.250% due 03/01/39	25,000	32,646
PacifiCorp 4.100% due 02/01/42	50,000	51,073
Pepco Holdings Inc 2.700% due 10/01/15	100,000	103,748
PPL Electric Utilities Corp
2.500% due 09/01/22	100,000	100,459
5.200% due 07/15/41	25,000	30,081
Progress Energy Inc
6.000% due 12/01/39	25,000	30,814
7.750% due 03/01/31	100,000	138,238
PSEG Power LLC 4.150% due 09/15/21	100,000	107,945
Public Service Co of Colorado 5.125% due 06/01/19	15,000	18,080
Public Service Co of Oklahoma 5.150% due 12/01/19	20,000	23,407
Public Service Electric & Gas Co 3.800% due 01/01/43	100,000	99,396
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	31,902
San Diego Gas & Electric Co 3.000% due 08/15/21	100,000	106,278
Sempra Energy
6.000% due 10/15/39	25,000	31,253
9.800% due 02/15/19	50,000	70,401
South Carolina Electric & Gas Co 5.450% due 02/01/41	50,000	60,722
Southern California Edison Co
3.875% due 06/01/21	100,000	112,647
3.900% due 03/15/43	50,000	49,701
4.500% due 09/01/40	50,000	54,278
Southern Power Co 5.150% due 09/15/41	40,000	44,883
Southwestern Electric Power Co 6.200% due 03/15/40	50,000	62,248
Tampa Electric Co 6.100% due 05/15/18	35,000	43,172

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
The Southern Co 4.150% due 05/15/14	$50,000	$51,932
TransAlta Corp (Canada) 4.750% due 01/15/15	25,000	26,395
Union Electric Co 8.450% due 03/15/39	100,000	167,601
Virginia Electric & Power Co
1.200% due 01/15/18	100,000	100,278
2.950% due 01/15/22	100,000	105,100
5.000% due 06/30/19	35,000	41,652
8.875% due 11/15/38	25,000	42,232
Wisconsin Electric Power Co 4.250% due 12/15/19	25,000	28,584

		7,430,481

Total Corporate Bonds & Notes (Cost $109,280,026)		113,501,760

MORTGAGE-BACKED SECURITIES - 30.9%

Collateralized Mortgage Obligations - Commercial - 1.7%

Banc of America Commercial Mortgage Trust
5.356% due 10/10/45 "	50,000	56,578
5.369% due 10/10/45 "	50,000	54,222
5.609% due 04/10/49 " §	100,000	115,957
5.619% due 04/10/49 " §	15,211	15,517
Banc of America Merrill Lynch Commercial Mortgage Inc 4.668% due 07/10/43 "	100,000	107,216
Bear Stearns Commercial Mortgage Securities Trust
4.750% due 02/13/46 " §	100,000	104,745
5.537% due 10/12/41 "	100,000	113,964
5.540% due 09/11/41 "	700,000	791,941
Citigroup Commercial Mortgage Trust 5.697% due 12/10/49 " §	200,000	233,655
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.293% due 12/11/49 "	100,000	103,428
5.305% due 01/15/46 " §	100,000	110,602
5.617% due 10/15/48 "	100,000	113,120
Commercial Mortgage Pass-Through Certificates
4.982% due 05/10/43 " §	100,000	107,514
5.653% due 03/15/39 " §	100,000	111,424
Credit Suisse First Boston Mortgage Securities Corp 5.014% due 02/15/38 " §	50,000	53,084
Greenwich Capital Commercial Funding Corp
4.799% due 08/10/42 " §	100,000	105,675
5.444% due 03/10/39 "	100,000	114,412
5.866% due 07/10/38 " §	100,000	113,203
GS Mortgage Securities Corp II
5.396% due 08/10/38 " §	100,000	104,530
5.553% due 04/10/38 " §	100,000	110,811
JPMorgan Chase Commercial Mortgage Securities Corp
5.335% due 08/12/37 " §	100,000	107,383
5.336% due 05/15/47 "	100,000	113,138
5.429% due 12/12/43 "	100,000	112,421
5.814% due 06/12/43 " §	200,000	224,416
LB-UBS Commercial Mortgage Trust
4.786% due 10/15/29 " §	500,000	526,231
5.661% due 03/15/39 " §	84,000	94,292
5.866% due 06/15/38 " §	250,000	284,331
5.866% due 09/15/45 " §	100,000	115,749
Merrill Lynch Mortgage Trust 5.686% due 05/12/39 " §	255,000	289,140

	Principal Amount	Value
Morgan Stanley Capital I Trust
4.989% due 08/13/42 "	$50,000	$53,905
5.162% due 10/12/52 " §	200,000	220,037
5.210% due 11/14/42 " §	100,000	109,219
5.439% due 02/12/44 "	70,000	72,331
5.514% due 11/12/49 " §	100,000	114,570
5.569% due 12/15/44 "	450,000	504,656
5.654% due 04/15/49 " §	287,720	309,591
5.809% due 12/12/49 "	125,000	146,683
5.889% due 06/11/49 " §	100,000	116,849
UBS Commercial Mortgage Trust 4.171% due 05/10/45 "	1,000,000	1,100,852
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63 "	250,000	266,048
Wachovia Bank Commercial Mortgage Trust
5.515% due 01/15/45 " §	470,000	503,409
5.795% due 07/15/45 " §	100,000	112,465

		8,239,314

Fannie Mae - 13.8%

2.500% due 01/01/43 "	1,097,455	1,086,503
3.000% due 05/01/22 - 04/01/43 "	13,226,173	13,796,940
3.031% due 03/01/41 " §	632,532	667,072
3.047% due 07/01/41 " §	1,022,071	1,073,453
3.311% due 01/01/41 " §	390,086	412,009
3.482% due 08/01/39 " §	73,001	78,020
3.500% due 11/01/25 - 04/01/43 "	10,332,829	10,937,693
4.000% due 09/01/18 - 04/01/43 "	9,016,560	9,642,893
4.500% due 05/01/18 - 04/01/43 "	10,777,069	11,668,585
4.749% due 06/01/38 " §	20,070	21,375
5.000% due 12/01/17 - 07/01/40 "	7,286,603	7,922,526
5.500% due 02/01/24 - 04/01/43 "	4,803,817	5,255,148
5.701% due 09/01/37 " §	100,778	109,312
6.000% due 09/01/34 - 09/01/39 "	2,867,331	3,148,755
6.500% due 09/01/36 - 07/01/38 "	574,524	657,203

		66,477,487

Freddie Mac - 8.3%

2.773% due 11/01/37 " §	81,885	87,484
3.000% due 09/01/26 - 04/01/43 "	7,965,036	8,294,111
3.500% due 06/01/21 - 04/01/43 "	4,516,899	4,762,078
4.000% due 02/01/25 - 02/01/42 "	5,926,051	6,347,706
4.500% due 03/01/23 - 04/01/43 "	6,219,347	6,737,064
5.000% due 03/01/19 - 04/01/43 "	6,005,032	6,500,866
5.500% due 12/01/16 - 04/01/43 "	3,653,592	3,961,135
6.000% due 03/01/23 - 05/01/40 "	2,550,548	2,790,262
6.500% due 08/01/37 - 04/01/39 "	430,803	490,249

		39,970,955

Government National Mortgage Association - 7.1%

3.000% due 11/15/42 - 01/20/43 "	3,964,907	4,149,429
3.500% due 10/15/41 - 04/01/43 "	6,725,345	7,230,288
4.000% due 06/15/39 - 04/01/43 "	5,431,894	5,928,191
4.500% due 02/15/39 - 04/01/43 "	7,607,631	8,334,178
5.000% due 05/15/38 - 12/01/99 "	4,303,897	4,712,258
5.500% due 04/15/37 - 04/15/40 "	1,919,274	2,103,070
6.000% due 08/15/35 - 06/15/41 "	1,370,819	1,545,245
6.500% due 10/15/37 - 02/15/39 "	264,953	302,683

		34,305,342

Total Mortgage-Backed Securities (Cost $146,722,333)		148,993,098

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 0.3%

AmeriCredit Automobile Receivables Trust 1.550% due 07/08/16 "	$375,000	$378,933
Chase Issuance Trust 1.580% due 08/16/21 "	200,000	199,716
Citibank Credit Card Issuance Trust
4.850% due 03/10/17 "	250,000	271,180
5.650% due 09/20/19 "	100,000	119,938
6.150% due 06/15/39 "	250,000	322,339
Ford Credit Auto Owner Trust 0.580% due 12/15/16 "	100,000	100,205

Total Asset-Backed Securities (Cost $1,396,595)		1,392,311

U.S. GOVERNMENT AGENCY ISSUES - 4.4%

Fannie Mae
0.375% due 03/16/15	750,000	751,381
0.500% due 05/27/15	500,000	501,925
0.500% due 09/28/15	200,000	200,620
0.650% due 05/29/15	400,000	400,235
0.750% due 12/19/14	750,000	756,280
0.875% due 08/28/14	500,000	504,595
0.875% due 08/28/17	150,000	150,619
0.875% due 10/26/17	400,000	401,163
0.875% due 02/08/18	750,000	749,039
1.100% due 04/17/18	100,000	100,072
1.250% due 09/28/16	700,000	717,539
1.250% due 01/30/17	500,000	511,525
1.625% due 10/26/15	200,000	206,367
1.750% due 01/30/19	100,000	100,835
2.000% due 09/21/15	100,000	104,011
2.500% due 05/15/14	200,000	205,217
2.625% due 11/20/14	250,000	259,877
5.000% due 04/15/15	200,000	219,133
5.000% due 03/15/16	200,000	226,977
5.000% due 05/11/17	150,000	176,360
5.375% due 06/12/17	200,000	238,774
5.625% due 07/15/37	100,000	139,870
7.125% due 01/15/30	275,000	422,891
Federal Farm Credit Bank
2.625% due 04/17/14	400,000	410,291
3.000% due 09/22/14	50,000	52,081
5.125% due 08/25/16	150,000	173,486
Federal Home Loan Bank
0.250% due 02/20/15	1,000,000	999,227
0.575% due 07/29/16	250,000	250,214
1.375% due 05/28/14	250,000	253,448
2.500% due 06/13/14	250,000	256,937
4.750% due 12/16/16	50,000	57,767
5.000% due 11/17/17	800,000	953,120
5.250% due 06/18/14	100,000	106,203
5.375% due 06/13/14	400,000	424,839
5.375% due 05/18/16	300,000	346,222
5.375% due 08/15/18	200,000	245,681
5.500% due 07/15/36	100,000	134,809
Financing Corp Fico 10.700% due 10/06/17	50,000	71,690
Freddie Mac
0.350% due 11/26/14	250,000	250,094
0.375% due 04/28/14	400,000	400,856
0.500% due 04/17/15	250,000	251,105
0.625% due 12/29/14	500,000	503,178
0.750% due 11/25/14	1,000,000	1,008,626
0.800% due 01/13/15	100,000	100,367
1.000% due 06/30/15	100,000	100,541
1.000% due 02/24/16	100,000	100,719
1.000% due 07/28/17	250,000	252,710

	Principal Amount	Value
1.750% due 09/10/15	$250,000	$258,475
2.000% due 08/25/16	200,000	210,079
2.250% due 01/23/17	100,000	101,765
2.375% due 01/13/22	950,000	991,428
2.500% due 04/17/23	100,000	100,393
2.875% due 02/09/15	600,000	628,918
3.750% due 03/27/19	450,000	516,909
4.375% due 07/17/15	250,000	273,130
4.750% due 11/17/15	100,000	111,450
4.875% due 06/13/18	400,000	479,652
5.000% due 04/18/17	300,000	351,735
5.125% due 11/17/17	200,000	239,278
6.250% due 07/15/32	225,000	328,597
6.750% due 03/15/31	100,000	150,952
Tennessee Valley Authority
3.500% due 12/15/42	100,000	97,043
3.875% due 02/15/21	65,000	75,586
5.250% due 09/15/39	25,000	32,079
5.375% due 04/01/56	50,000	65,138
6.750% due 11/01/25	150,000	216,314
7.125% due 05/01/30	50,000	75,879

Total U.S. Government Agency Issues (Cost $20,652,153)		21,054,316

U.S. TREASURY OBLIGATIONS - 36.2%

U.S. Treasury Bonds - 5.5%

2.750% due 08/15/42	1,450,000	1,348,500
2.750% due 11/15/42	1,400,000	1,300,688
3.000% due 05/15/42	850,000	834,063
3.125% due 11/15/41	975,000	982,922
3.125% due 02/15/42	900,000	906,469
3.500% due 02/15/39	300,000	326,859
3.750% due 08/15/41	1,600,000	1,813,000
3.875% due 08/15/40	600,000	695,438
4.250% due 05/15/39	450,000	554,063
4.250% due 11/15/40	750,000	924,023
4.375% due 02/15/38	150,000	187,875
4.375% due 11/15/39	275,000	345,254
4.375% due 05/15/40	525,000	659,367
4.375% due 05/15/41	775,000	974,199
4.500% due 02/15/36	750,000	954,023
4.500% due 05/15/38	200,000	255,219
4.500% due 08/15/39	700,000	895,453
4.625% due 02/15/40	625,000	815,234
4.750% due 02/15/41	500,000	665,235
5.000% due 05/15/37	50,000	68,195
5.250% due 11/15/28	300,000	406,828
5.375% due 02/15/31	1,225,000	1,706,004
5.500% due 08/15/28	200,000	277,531
6.125% due 11/15/27	250,000	365,195
6.125% due 08/15/29	50,000	74,203
6.250% due 08/15/23	500,000	708,282
6.250% due 05/15/30	1,050,000	1,587,305
6.375% due 08/15/27	145,000	216,005
6.500% due 11/15/26	100,000	149,422
6.625% due 02/15/27	100,000	151,328
6.750% due 08/15/26	100,000	152,047
6.875% due 08/15/25	350,000	531,016
7.250% due 05/15/16	250,000	303,106
7.250% due 08/15/22	200,000	297,313
7.500% due 11/15/16	500,000	625,703
7.500% due 11/15/24	100,000	156,953
7.625% due 11/15/22	500,000	764,102
7.625% due 02/15/25	150,000	238,406
8.000% due 11/15/21	150,000	228,738
8.125% due 08/15/19	200,000	287,922
8.125% due 08/15/21	200,000	305,359

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
8.750% due 05/15/17	$200,000	$266,656
8.750% due 05/15/20	100,000	151,797
8.750% due 08/15/20	50,000	76,523
8.875% due 02/15/19	250,000	364,043
9.125% due 05/15/18	100,000	142,047
9.250% due 02/15/16	100,000	125,453
11.250% due 02/15/15	350,000	421,928

		26,587,294

U.S. Treasury Notes - 30.7%

0.250% due 09/15/14	1,250,000	1,250,830
0.250% due 09/30/14	750,000	750,498
0.250% due 11/30/14	750,000	750,410
0.250% due 12/15/14	500,000	500,273
0.250% due 01/15/15	2,750,000	2,750,968
0.250% due 02/15/15	1,250,000	1,250,195
0.250% due 09/15/15	1,000,000	998,828
0.375% due 03/15/15	1,500,000	1,503,808
0.375% due 04/15/15	500,000	501,172
0.500% due 08/15/14	2,000,000	2,008,360
0.500% due 10/15/14	2,000,000	2,008,750
0.500% due 07/31/17	500,000	497,383
0.625% due 07/15/14	3,000,000	3,016,758
0.625% due 08/31/17	500,000	499,765
0.625% due 09/30/17	2,100,000	2,096,884
0.625% due 11/30/17	1,000,000	997,188
0.750% due 06/15/14	300,000	302,051
0.750% due 12/31/17	1,250,000	1,252,441
0.875% due 11/30/16	1,150,000	1,166,352
0.875% due 12/31/16	2,750,000	2,788,241
0.875% due 01/31/17	1,500,000	1,520,274
0.875% due 02/28/17	500,000	506,640
0.875% due 04/30/17	3,500,000	3,543,204
0.875% due 01/31/18	1,000,000	1,007,031
1.000% due 05/15/14	500,000	504,629
1.000% due 08/31/16	350,000	356,617
1.000% due 09/30/16	400,000	407,594
1.000% due 10/31/16	1,000,000	1,018,906
1.125% due 12/31/19	500,000	498,672
1.250% due 08/31/15	350,000	358,121
1.250% due 09/30/15	800,000	819,000
1.250% due 10/31/15	3,000,000	3,072,423
1.375% due 11/30/15	200,000	205,578
1.375% due 09/30/18	600,000	616,547
1.375% due 11/30/18	500,000	513,047
1.375% due 12/31/18	650,000	666,403
1.375% due 02/28/19	1,250,000	1,279,200
1.500% due 06/30/16	2,500,000	2,588,282
1.500% due 08/31/18	1,250,000	1,293,164
1.500% due 03/31/19	3,000,000	3,090,234
1.625% due 08/15/22	2,025,000	2,000,795
1.625% due 11/15/22	3,600,000	3,539,812
1.750% due 07/31/15	650,000	672,192
1.750% due 05/31/16	450,000	469,266
1.750% due 05/15/22	1,250,000	1,254,882
1.875% due 04/30/14	2,125,000	2,164,098
1.875% due 06/30/15	500,000	517,930
1.875% due 08/31/17	400,000	421,656
1.875% due 09/30/17	1,600,000	1,686,750
1.875% due 10/31/17	1,700,000	1,792,172
2.000% due 01/31/16	1,050,000	1,099,055
2.000% due 04/30/16	300,000	314,930
2.000% due 11/15/21	1,000,000	1,032,266
2.000% due 02/15/22	600,000	617,344
2.000% due 02/15/23	750,000	760,195
2.125% due 11/30/14	2,950,000	3,042,881
2.125% due 05/31/15	1,700,000	1,768,000
2.125% due 12/31/15	1,700,000	1,783,407
2.125% due 02/29/16	250,000	262,852
2.125% due 08/15/21	1,600,000	1,673,376

	Principal Amount	Value
2.250% due 05/31/14	$1,000,000	$1,024,063
2.250% due 01/31/15	1,040,000	1,078,472
2.250% due 03/31/16	250,000	264,121
2.250% due 11/30/17	700,000	750,367
2.250% due 07/31/18	1,400,000	1,503,907
2.375% due 08/31/14	1,200,000	1,236,750
2.375% due 09/30/14	300,000	309,738
2.375% due 10/31/14	4,950,000	5,118,226
2.375% due 02/28/15	1,500,000	1,560,996
2.375% due 03/31/16	1,100,000	1,165,914
2.375% due 07/31/17	1,400,000	1,505,109
2.375% due 05/31/18	1,300,000	1,404,203
2.500% due 03/31/15	1,350,000	1,410,645
2.500% due 04/30/15	2,000,000	2,092,970
2.500% due 06/30/17	800,000	863,813
2.625% due 06/30/14	1,300,000	1,339,407
2.625% due 07/31/14	700,000	722,723
2.625% due 12/31/14	1,150,000	1,198,022
2.625% due 02/29/16	100,000	106,586
2.625% due 04/30/16	500,000	534,297
2.625% due 01/31/18	1,000,000	1,091,094
2.625% due 04/30/18	750,000	819,258
2.625% due 08/15/20	800,000	874,625
2.625% due 11/15/20	1,000,000	1,091,719
2.750% due 11/30/16	500,000	541,015
2.750% due 05/31/17	900,000	980,297
2.750% due 12/31/17	1,000,000	1,096,094
2.750% due 02/28/18	1,100,000	1,207,508
2.750% due 02/15/19	1,050,000	1,158,363
2.875% due 03/31/18	1,000,000	1,104,297
3.000% due 08/31/16	400,000	434,656
3.000% due 09/30/16	1,500,000	1,632,304
3.000% due 02/28/17	1,200,000	1,314,563
3.125% due 10/31/16	200,000	218,891
3.125% due 01/31/17	950,000	1,043,961
3.125% due 04/30/17	250,000	275,742
3.125% due 05/15/19	460,000	518,578
3.125% due 05/15/21	1,750,000	1,972,304
3.250% due 06/30/16	250,000	272,930
3.250% due 07/31/16	250,000	273,477
3.250% due 12/31/16	350,000	385,739
3.250% due 03/31/17	150,000	166,008
3.375% due 11/15/19	750,000	859,219
3.500% due 02/15/18	900,000	1,019,461
3.500% due 05/15/20	650,000	751,207
3.625% due 08/15/19	675,000	782,315
3.625% due 02/15/20	750,000	872,227
3.625% due 02/15/21	700,000	816,266
3.750% due 11/15/18	875,000	1,013,496
3.875% due 05/15/18	1,700,000	1,965,227
4.000% due 02/15/15	3,850,000	4,120,101
4.000% due 08/15/18	650,000	759,180
4.125% due 05/15/15	1,050,000	1,135,476
4.250% due 08/15/14	1,000,000	1,055,586
4.250% due 11/15/14	200,000	213,047
4.250% due 08/15/15	3,700,000	4,046,298
4.250% due 11/15/17	900,000	1,046,532
4.500% due 11/15/15	1,500,000	1,663,594
4.500% due 02/15/16	800,000	895,125
4.500% due 05/15/17	1,000,000	1,159,766
4.625% due 11/15/16	100,000	114,852
4.625% due 02/15/17	300,000	347,133
4.750% due 05/15/14	1,100,000	1,156,332
4.875% due 08/15/16	200,000	229,766
5.125% due 05/15/16	600,000	687,985

		148,004,523

Total U.S. Treasury Obligations (Cost $170,186,798)		174,591,817

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 1.7%

Brazilian Government (Brazil)
2.625% due 01/05/23	$250,000	$240,625
5.625% due 01/07/41	25,000	29,375
7.125% due 01/20/37	200,000	278,500
8.000% due 01/15/18	138,889	162,987
8.250% due 01/20/34	100,000	152,500
8.750% due 02/04/25	150,000	230,250
8.875% due 10/14/19	100,000	140,750
10.125% due 05/15/27	100,000	172,650
Canada Government (Canada)
0.875% due 02/14/17	100,000	100,814
2.375% due 09/10/14	50,000	51,542
China Development Bank Corp (China) 5.000% due 10/15/15	100,000	110,201
Colombia Government (Colombia)
4.375% due 07/12/21	100,000	112,100
6.125% due 01/18/41	100,000	126,300
7.375% due 03/18/19	100,000	129,250
Export Development Canada (Canada)
0.750% due 12/15/17	125,000	124,564
1.500% due 05/15/14	100,000	101,418
Hydro-Quebec (Canada)
2.000% due 06/30/16	100,000	104,072
8.400% due 01/15/22	100,000	143,094
Israel Government (Israel) 5.125% due 03/26/19	100,000	116,714
Israel Government AID Bond (Israel) 5.500% due 04/26/24	25,000	32,789
Italy Government (Italy)
4.500% due 01/21/15	2,000	2,078
5.250% due 09/20/16	450,000	481,883
5.375% due 06/15/33	100,000	100,377
Japan Bank for International Cooperation (Japan)
1.875% due 09/24/15	100,000	103,214
2.125% due 02/07/19	200,000	207,980
Japan Finance Organization for Municipalities (Japan) 5.000% due 05/16/17	100,000	116,022
Mexico Government (Mexico)
3.625% due 03/15/22	296,000	315,240
4.750% due 03/08/44	264,000	274,560
5.750% due 10/12/10	34,000	37,468
5.950% due 03/19/19	250,000	303,750
6.750% due 09/27/34	125,000	166,875
Panama Government (Panama)
5.200% due 01/30/20	25,000	29,275
6.700% due 01/26/36	100,000	133,750
Peruvian Government (Peru)
7.125% due 03/30/19	200,000	257,700
8.750% due 11/21/33	100,000	164,000
Poland Government (Poland)
3.000% due 03/17/23	150,000	145,650
6.375% due 07/15/19	200,000	246,210
Province of British Columbia (Canada)
1.200% due 04/25/17	100,000	101,814
2.650% due 09/22/21	100,000	104,762
Province of Manitoba (Canada) 2.625% due 07/15/15	100,000	104,958
Province of Ontario (Canada)
1.100% due 10/25/17	250,000	250,689
1.200% due 02/14/18	125,000	125,385
2.300% due 05/10/16	100,000	104,938
2.700% due 06/16/15	125,000	131,043
2.950% due 02/05/15	200,000	209,219
4.000% due 10/07/19	150,000	171,502

	Principal Amount	Value
Province of Quebec (Canada)
2.750% due 08/25/21	$100,000	$104,080
3.500% due 07/29/20	100,000	110,995
5.125% due 11/14/16	100,000	115,578
7.500% due 09/15/29	25,000	37,445
Republic of Korea (South Korea)
5.750% due 04/16/14	50,000	52,576
7.125% due 04/16/19	100,000	129,616
South Africa Government (South Africa)
4.665% due 01/17/24	100,000	107,500
6.875% due 05/27/19	100,000	122,250
Uruguay Government (Uruguay)
4.125% due 11/20/45	143,467	133,424
6.875% due 09/28/25	100,000	133,000

Total Foreign Government Bonds & Notes (Cost $7,890,618)		8,097,301

MUNICIPAL BONDS - 0.9%

American Municipal Power Inc OH ‘B’ 6.449% due 02/15/44	25,000	30,223
Bay Area Toll Authority CA
6.263% due 04/01/49	25,000	34,158
7.043% due 04/01/50	50,000	71,834
Central Puget Sound Regional Transit Authority WA 5.491% due 11/01/39	25,000	31,149
City of New York NY 5.517% due 10/01/37	40,000	48,274
City of New York NY ‘D’ 5.985% due 12/01/36	100,000	124,585
City of San Francisco CA Public Utilities Commission Water Revenue 6.000% due 11/01/40	25,000	31,205
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	117,628
5.456% due 12/01/39	25,000	30,876
County of Clark NV Airport ‘C’ 6.820% due 07/01/45	125,000	175,604
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	61,966
Denver City & County School District No. 1 CO ‘C’ 5.664% due 12/01/33	100,000	124,396
Government Development Bank for Puerto Rico ‘A’ 3.448% due 02/01/15	100,000	98,686
Illinois State Toll Highway Authority ‘B’ 5.851% due 12/01/34	25,000	30,710
Los Angeles Unified School District CA 6.758% due 07/01/34	100,000	135,231
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	29,405
6.668% due 11/15/39	55,000	71,594
Municipal Electric Authority GA
6.637% due 04/01/57	25,000	29,583
6.655% due 04/01/57	100,000	116,873
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	162,721
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	175,603
New York City Water & Sewer System
5.952% due 06/15/42	50,000	66,409
6.011% due 06/15/42	10,000	13,392
New York City Transitional Finance Authority Revenue NY 5.572% due 11/01/38	30,000	36,871

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
New York State Urban Development Corp 5.770% due 03/15/39	$25,000	$30,694
Orange County Local Transportation Authority Revenue CA ‘A’ 6.908% due 02/15/41	100,000	139,065
Pennsylvania Turnpike Commission 6.105% due 12/01/39	25,000	31,382
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	89,856
Philadelphia Authority for Industrial Development PA 3.964% due 04/15/26	55,000	54,524
Port Authority of New York & New Jersey
4.458% due 10/01/62	100,000	99,961
5.647% due 11/01/40	150,000	185,448
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	65,969
State of California
4.850% due 10/01/14	50,000	52,848
5.750% due 03/01/17	50,000	58,834
6.200% due 10/01/19	25,000	30,665
7.500% due 04/01/34	50,000	69,642
7.550% due 04/01/39	150,000	216,700
7.600% due 11/01/40	270,000	395,277
7.625% due 03/01/40	40,000	57,888
State of Connecticut 5.090% due 10/01/30	50,000	57,878
State of Connecticut ‘B’ 5.459% due 11/01/30	50,000	60,781
State of Illinois
5.100% due 06/01/33	100,000	98,575
5.665% due 03/01/18	200,000	228,682
6.725% due 04/01/35	100,000	113,608

	Principal Amount	Value
State of Texas 5.517% due 04/01/39	$100,000	$127,563
State of Utah ‘D’ 4.554% due 07/01/24	15,000	17,623
State of Washington ‘D’ 5.481% due 08/01/39	25,000	31,034
Texas State Transportation Commission 5.178% due 04/01/30	25,000	30,574
University of California 4.858% due 05/15/12	100,000	102,890

Total Municipal Bonds (Cost $3,875,923)		4,296,937

	Shares

SHORT-TERM INVESTMENT - 8.3%

Money Market Fund - 8.3%

Federated Prime Obligations Fund	40,104,274	40,104,274

Total Short-Term Investment (Cost $40,104,274)		40,104,274

TOTAL INVESTMENTS - 106.2% (Cost $500,108,720)		512,031,814

OTHER ASSETS & LIABILITIES, NET - (6.2%)		(29,899,341)

NET ASSETS - 100.0%		$482,132,473

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$113,501,760	$-	$113,318,318	$183,442
	Mortgage-Backed Securities	148,993,098	-	148,993,098	-
	Asset-Backed Securities	1,392,311	-	1,392,311	-
	U.S. Government Agency Issues	21,054,316	-	21,054,316	-
	U.S. Treasury Obligations	174,591,817	-	174,591,817	-
	Foreign Government Bonds & Notes	8,097,301	-	8,097,301	-
	Municipal Bonds	4,296,937	-	4,296,937	-
	Short-Term Investment	40,104,274	40,104,274	-	-

	Total	$512,031,814	$40,104,274	$471,744,098	$183,442

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 97.8%

Consumer Discretionary - 20.1%

Affinia Group Inc 9.000% due 11/30/14	$50,000	$50,251
Affinion Group Inc 7.875% due 12/15/18	100,000	79,500
Allbritton Communications Co 8.000% due 05/15/18	25,000	27,188
Allison Transmission Inc 7.125% due 05/15/19 ~	50,000	54,063
Altegrity Inc 10.500% due 11/01/15 ~	50,000	44,750
AMC Entertainment Inc
8.750% due 06/01/19	100,000	110,250
9.750% due 12/01/20	50,000	57,937
AMC Networks Inc
4.750% due 12/15/22	68,000	68,000
7.750% due 07/15/21	100,000	113,750
American Axle & Manufacturing Holdings Inc 9.250% due 01/15/17 ~	65,000	71,662
Ameristar Casinos Inc 7.500% due 04/15/21	70,000	77,087
ARAMARK Corp 5.750% due 03/15/20 ~	114,000	117,135
Armored Autogroup Inc 9.250% due 11/01/18	25,000	22,438
AutoNation Inc 5.500% due 02/01/20	50,000	54,500
Beazer Homes USA Inc 9.125% due 05/15/19	50,000	54,125
Belo Corp 8.000% due 11/15/16	25,000	27,000
Best Buy Co Inc 5.500% due 03/15/21	100,000	97,000
Boyd Gaming Corp 9.125% due 12/01/18	100,000	106,562
Brookfield Residential Properties Inc (Canada) 6.500% due 12/15/20 ~	140,000	150,500
Brunswick Corp 11.250% due 11/01/16 ~	100,000	111,376
Burger King Corp 9.875% due 10/15/18	50,000	57,687
Burlington Coat Factory Warehouse Corp 10.000% due 02/15/19	100,000	111,500
Cablevision Systems Corp
5.875% due 09/15/22	100,000	99,375
7.750% due 04/15/18	100,000	112,625
8.000% due 04/15/20	100,000	113,000
Caesars Entertainment Operating Co Inc
5.625% due 06/01/15	100,000	92,500
6.500% due 06/01/16	100,000	75,500
8.500% due 02/15/20	100,000	99,062
9.000% due 02/15/20 ~	100,000	101,125
10.000% due 12/15/18	450,000	307,375
10.750% due 02/01/16	50,000	45,750
11.250% due 06/01/17	200,000	213,750
12.750% due 04/15/18	150,000	117,750
Carlson Wagonlit BV (Netherlands) 6.875% due 06/15/19 ~	200,000	209,500
CCO Holdings LLC
5.125% due 02/15/23	125,000	121,875
5.250% due 03/15/21 ~	250,000	249,687
5.250% due 09/30/22	100,000	98,750
7.000% due 01/15/19	100,000	108,250
7.375% due 06/01/20	50,000	55,688

	Principal Amount	Value
7.875% due 04/30/18	$150,000	$159,937
8.125% due 04/30/20	106,000	118,985
Cedar Fair LP 5.250% due 03/15/21 ~	150,000	149,625
Cengage Learning Acquisitions Inc
10.500% due 01/15/15 ~	100,000	17,500
11.500% due 04/15/20 ~	100,000	76,000
12.000% due 06/30/19 ~	100,000	23,500
Cequel Communications Holdings I LLC
6.375% due 09/15/20 ~	117,000	121,972
8.625% due 11/15/17 ~	85,000	91,056
CHC Helicopter SA (Luxembourg) 9.250% due 10/15/20	100,000	106,812
Choice Hotels International Inc 5.750% due 07/01/22	50,000	55,750
Chrysler Group LLC 8.250% due 06/15/21	340,000	381,225
Cinemark USA Inc 8.625% due 06/15/19	50,000	55,438
CityCenter Holdings LLC
7.625% due 01/15/16	100,000	107,875
10.750% due 01/15/17	68,045	75,785
Claire’s Stores Inc
8.875% due 03/15/19	50,000	53,000
9.000% due 03/15/19 ~	150,000	170,250
Clear Channel Communications Inc
5.500% due 12/15/16	100,000	66,750
9.000% due 12/15/19 ~	200,000	193,250
9.000% due 03/01/21	150,000	140,812
10.750% due 08/01/16	150,000	116,625
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22 ~	257,000	271,345
7.625% due 03/15/20	200,000	209,750
Cooper-Standard Automotive Inc 8.500% due 05/01/18	25,000	27,375
Cumulus Media Holdings Inc 7.750% due 05/01/19	100,000	103,250
D.R. Horton Inc
4.750% due 02/15/23	100,000	100,500
5.250% due 02/15/15	150,000	159,000
Dana Holding Corp 6.500% due 02/15/19	50,000	53,875
Delphi Corp 6.125% due 05/15/21	150,000	165,750
DineEquity Inc 9.500% due 10/30/18	50,000	57,250
DISH DBS Corp
4.625% due 07/15/17	250,000	260,625
5.000% due 03/15/23 ~	239,000	236,311
6.625% due 10/01/14	100,000	106,625
6.750% due 06/01/21	150,000	167,437
7.125% due 02/01/16	200,000	223,250
Dollar General Corp 4.125% due 07/15/17	50,000	53,938
Easton-Bell Sports Inc 9.750% due 12/01/16	10,000	10,788
Exide Technologies 8.625% due 02/01/18	100,000	86,375
Gannett Co Inc 6.375% due 09/01/15	50,000	55,000
Hanesbrands Inc 8.000% due 12/15/16	82,000	89,072
Icahn Enterprises LP
7.750% due 01/15/16	50,000	52,125
8.000% due 01/15/18	335,000	359,287
Interactive Data Corp 10.250% due 08/01/18	60,000	68,550
Isle of Capri Casinos Inc 7.750% due 03/15/19	50,000	54,625

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Jaguar Land Rover Automotive PLC (United Kingdom) 7.750% due 05/15/18 ~	$150,000	$164,625
Jarden Corp 7.500% due 05/01/17	75,000	85,219
JC Penney Co Inc
5.650% due 06/01/20	150,000	122,062
6.375% due 10/15/36	51,000	38,505
7.400% due 04/01/37	63,000	50,558
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	50,000	52,500
K Hovnanian Enterprises Inc 9.125% due 11/15/20 ~	100,000	111,875
KB Home
6.250% due 06/15/15	24,000	25,860
8.000% due 03/15/20	100,000	115,750
L Brands Inc
6.625% due 04/01/21	150,000	170,250
6.900% due 07/15/17	50,000	57,688
8.500% due 06/15/19	100,000	123,250
Lamar Media Corp
7.875% due 04/15/18	30,000	32,813
9.750% due 04/01/14	25,000	27,063
Landry’s Inc 9.375% due 05/01/20 ~	100,000	108,250
Laureate Education Inc 9.250% due 09/01/19 ~	113,000	126,136
Lear Corp
4.750% due 01/15/23 ~	100,000	98,000
7.875% due 03/15/18	40,000	43,600
Lennar Corp
4.750% due 11/15/22 ~	100,000	98,250
5.600% due 05/31/15	100,000	107,000
Levi Strauss & Co 7.625% due 05/15/20	100,000	110,500
Libbey Glass Inc 6.875% due 05/15/20	100,000	108,375
Liberty Interactive LLC 8.250% due 02/01/30	100,000	110,500
LIN Television Corp 8.375% due 04/15/18	50,000	54,688
Live Nation Entertainment Inc 8.125% due 05/15/18 ~	25,000	27,313
Lynx I Corp 5.375% due 04/15/21 ~	200,000	209,000
Marina District Finance Co Inc 9.500% due 10/15/15	100,000	103,500
Mead Products LLC 6.750% due 04/30/20 ~	100,000	107,250
Mediacom Broadband LLC 6.375% due 04/01/23 ~	100,000	104,250
Mediacom LLC 9.125% due 08/15/19	50,000	56,063
MGM Resorts International
6.625% due 12/15/21	119,000	124,950
7.625% due 01/15/17	200,000	223,000
7.750% due 03/15/22	100,000	111,500
8.625% due 02/01/19	100,000	117,000
10.000% due 11/01/16	150,000	179,625
Michaels Stores Inc 7.750% due 11/01/18	100,000	109,750
Mohegan Tribal Gaming Authority 10.500% due 12/15/16 ~	100,000	99,000
Nara Cable Funding Ltd (Ireland) 8.875% due 12/01/18 ~	200,000	210,500
National CineMedia LLC 6.000% due 04/15/22	100,000	107,750
Netflix Inc 5.375% due 02/01/21 ~	99,000	98,752

	Principal Amount	Value
New Academy Finance Co LLC 8.000% due 06/15/18 ~	$100,000	$104,000
Party City Holdings Inc 8.875% due 08/01/20 ~	125,000	137,812
Penn National Gaming Inc 8.750% due 08/15/19	25,000	28,375
Penske Automotive Group Inc 5.750% due 10/01/22 ~	100,000	104,750
Petco Animal Supplies Inc 9.250% due 12/01/18 ~	50,000	55,375
Petco Holdings Inc 8.500% due 10/15/17 ~	100,000	103,625
Pinnacle Entertainment Inc 7.750% due 04/01/22	100,000	107,875
ProQuest LLC 9.000% due 10/15/18 ~	50,000	49,875
PulteGroup Inc 6.000% due 02/15/35	100,000	96,500
PVH Corp
4.500% due 12/15/22	56,000	55,580
7.375% due 05/15/20	50,000	56,000
Quebecor Media Inc (Canada)
5.750% due 01/15/23 ~	100,000	102,500
7.750% due 03/15/16	54,000	55,148
Quiksilver Inc 6.875% due 04/15/15	100,000	100,000
Radio One Inc 12.500% due 05/24/16	53,451	54,119
Regal Entertainment Group
5.750% due 02/01/25	100,000	98,500
9.125% due 08/15/18	50,000	56,375
Royal Caribbean Cruises Ltd (Liberia)
5.250% due 11/15/22	144,000	146,520
7.250% due 06/15/16	50,000	56,813
RSI Home Products Inc 6.875% due 03/01/18 ~	96,000	97,920
Sabre Holdings Corp 8.350% due 03/15/16	50,000	55,250
Sabre Inc 8.500% due 05/15/19 ~	100,000	108,875
Sally Holdings LLC
5.750% due 06/01/22	50,000	52,438
6.875% due 11/15/19	100,000	111,250
Scientific Games Corp 8.125% due 09/15/18	100,000	109,750
Sealy Mattress Co 10.875% due 04/15/16 ~	38,000	40,233
Sears Holdings Corp 6.625% due 10/15/18	100,000	97,875
Seneca Gaming Corp 8.250% due 12/01/18 ~	100,000	107,500
Serta Simmons Holdings LLC 8.125% due 10/01/20 ~	100,000	104,375
ServiceMaster Co
7.000% due 08/15/20 ~	78,000	81,120
8.000% due 02/15/20	100,000	107,750
Shea Homes LP 8.625% due 05/15/19	100,000	112,750
Sinclair Television Group Inc
5.375% due 04/01/21 ~	100,000	99,750
6.125% due 10/01/22 ~	100,000	105,250
Sirius XM Radio Inc 5.250% due 08/15/22 ~	200,000	205,500
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	74,000	74,277
Spanish Broadcasting System Inc 12.500% due 04/15/17 ~	100,000	108,500
Stanadyne Corp 10.000% due 08/15/14	25,000	24,969

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Standard Pacific Corp 8.375% due 05/15/18	$150,000	$177,375
Station Casinos LLC 7.500% due 03/01/21 ~	150,000	154,875
Taylor Morrison Communities Inc 7.750% due 04/15/20 ~	50,000	53,875
Tenneco Inc 6.875% due 12/15/20	100,000	110,375
The Goodyear Tire & Rubber Co
6.500% due 03/01/21	54,000	55,958
7.000% due 05/15/22	100,000	105,875
8.250% due 08/15/20	100,000	111,125
The Gymboree Corp 9.125% due 12/01/18	50,000	47,313
The Jones Group Inc 6.125% due 11/15/34	100,000	85,625
The McClatchy Co 9.000% due 12/15/22 ~	196,000	213,640
The Ryland Group Inc 6.625% due 05/01/20	100,000	109,500
Toll Brothers Finance Corp 8.910% due 10/15/17	100,000	123,535
Toys R Us Inc
7.375% due 09/01/16 ~	100,000	102,875
10.375% due 08/15/17	100,000	101,875
Toys R Us Property Co I LLC 10.750% due 07/15/17	100,000	108,125
Toys R Us Property Co II LLC 8.500% due 12/01/17	25,000	26,531
Travelport LLC 9.000% due 03/01/16	100,000	101,375
TRW Automotive Inc 8.875% due 12/01/17 ~	100,000	109,625
Unitymedia Hessen GmbH & Co KG (Germany) 5.500% due 01/15/23 ~	200,000	206,500
Univision Communications Inc
6.750% due 09/15/22 ~	100,000	108,500
6.875% due 05/15/19 ~	50,000	53,750
7.875% due 11/01/20 ~	100,000	110,500
8.500% due 05/15/21 ~	50,000	54,250
Videotron Ltd (Canada) 5.000% due 07/15/22	200,000	204,000
Virgin Media Finance PLC (United Kingdom) 5.250% due 02/15/22	200,000	204,250
Visant Corp 10.000% due 10/01/17	20,000	18,350
Visteon Corp 6.750% due 04/15/19	90,000	96,750
VWR Funding Inc 7.250% due 09/15/17 ~	150,000	159,562
WideOpenWest Finance LLC 10.250% due 07/15/19 ~	82,000	91,635
WMG Acquisition Corp 11.500% due 10/01/18	100,000	117,875
Wynn Las Vegas LLC
5.375% due 03/15/22	100,000	105,375
7.750% due 08/15/20	180,000	202,725
YCC Holdings LLC 10.250% due 02/15/16	100,000	103,625

		20,384,791

Consumer Staples - 4.8%

Alliance One International Inc 10.000% due 07/15/16	100,000	106,125
Bumble Bee Holdings Inc 9.000% due 12/15/17 ~	23,000	25,415

	Principal Amount	Value
C&S Group Enterprises LLC 8.375% due 05/01/17 ~	$90,000	$96,300
Central Garden & Pet Co 8.250% due 03/01/18	50,000	51,750
Chiquita Brands International Inc 7.875% due 02/01/21 ~	100,000	105,125
Constellation Brands Inc
6.000% due 05/01/22	100,000	109,750
7.250% due 05/15/17	100,000	115,562
Cott Beverages Inc 8.375% due 11/15/17	25,000	26,906
Dean Foods Co 9.750% due 12/15/18	100,000	116,250
Del Monte Corp 7.625% due 02/15/19	100,000	104,250
Harbinger Group Inc 7.875% due 07/15/19 ~	120,000	127,200
Hawk Acquisition Sub Inc 4.250% due 10/15/20 ~	255,000	255,637
Innovation Ventures LLC 9.500% due 08/15/19 ~	100,000	84,750
JBS USA LLC
8.250% due 02/01/20 ~	150,000	164,625
11.625% due 05/01/14	50,000	55,500
Michael Foods Group Inc 9.750% due 07/15/18	50,000	55,875
NBTY Inc 9.000% due 10/01/18	100,000	112,250
New Albertsons Inc 7.750% due 06/15/26	100,000	80,625
Pinnacle Foods Finance LLC
8.250% due 09/01/17	50,000	53,969
9.250% due 04/01/15	19,000	19,095
Post Holdings Inc 7.375% due 02/15/22	150,000	164,812
Revlon Consumer Products Corp 5.750% due 02/15/21 ~	100,000	100,750
Reynolds Group Issuer Inc
5.750% due 10/15/20	335,000	342,119
6.875% due 02/15/21	150,000	160,125
7.875% due 08/15/19	200,000	221,500
8.250% due 02/15/21	100,000	103,375
8.500% due 05/15/18	100,000	105,625
9.000% due 04/15/19	100,000	106,250
9.875% due 08/15/19	200,000	219,750
Rite Aid Corp
8.000% due 08/15/20	50,000	56,750
9.500% due 06/15/17	150,000	157,500
Smithfield Foods Inc
6.625% due 08/15/22	100,000	109,250
7.750% due 07/01/17	50,000	58,188
Spectrum Brands Escrow Corp 6.375% due 11/15/20 ~	100,000	107,625
Spectrum Brands Inc 9.500% due 06/15/18	100,000	113,750
Stater Bros Holdings Inc 7.375% due 11/15/18	50,000	53,688
SUPERVALU Inc 8.000% due 05/01/16	200,000	209,000
The Pantry Inc 8.375% due 08/01/20 ~	100,000	107,750
Tops Holding Corp 8.875% due 12/15/17 ~	100,000	110,250
U.S. Foods Inc 8.500% due 06/30/19 ~	220,000	234,575
Wells Enterprises Inc 6.750% due 02/01/20 ~	100,000	105,750

		4,815,341

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Energy - 14.8%

Access Midstream Partners LP
4.875% due 05/15/23	$110,000	$108,762
6.125% due 07/15/22	100,000	107,750
Afren PLC (United Kingdom) 11.500% due 02/01/16 ~	100,000	119,000
Alpha Natural Resources Inc
6.000% due 06/01/19	100,000	92,750
6.250% due 06/01/21	100,000	90,500
Antero Resources Finance Corp
6.000% due 12/01/20 ~	79,000	82,950
7.250% due 08/01/19	75,000	81,656
Arch Coal Inc
7.250% due 06/15/21	150,000	135,375
8.750% due 08/01/16	200,000	209,000
Atlas Pipeline Partners LP
5.875% due 08/01/23 ~	95,000	95,000
6.625% due 10/01/20 ~	100,000	104,750
Basic Energy Services Inc 7.750% due 10/15/22	100,000	103,500
Berry Petroleum Co
6.375% due 09/15/22	90,000	96,075
6.750% due 11/01/20	50,000	54,250
Bill Barrett Corp 7.625% due 10/01/19	100,000	106,750
BreitBurn Energy Partners LP 7.875% due 04/15/22	100,000	107,500
Bristow Group Inc 6.250% due 10/15/22	100,000	108,375
Calumet Specialty Products Partners LP 9.375% due 05/01/19	100,000	112,500
Carrizo Oil & Gas Inc 8.625% due 10/15/18	100,000	110,000
CCS Inc (Canada) 11.000% due 11/15/15 ~	50,000	51,250
Chaparral Energy Inc 9.875% due 10/01/20	100,000	116,000
Chesapeake Energy Corp
3.250% due 03/15/16	100,000	101,375
5.375% due 06/15/21	75,000	75,469
5.750% due 03/15/23	100,000	101,625
6.125% due 02/15/21	200,000	213,750
6.500% due 08/15/17	250,000	276,875
6.625% due 08/15/20	100,000	109,750
Chesapeake Oilfield Operating LLC 6.625% due 11/15/19 ~	100,000	103,500
Cie Generale de Geophysique-Veritas (France) 9.500% due 05/15/16	125,000	131,875
Cimarex Energy Co 5.875% due 05/01/22	100,000	107,750
Cloud Peak Energy Resources LLC 8.250% due 12/15/17	25,000	26,875
Comstock Resources Inc 7.750% due 04/01/19	100,000	106,000
Concho Resources Inc
5.500% due 04/01/23	100,000	104,250
6.500% due 01/15/22	100,000	109,500
7.000% due 01/15/21	30,000	33,150
Connacher Oil & Gas Ltd (Canada) 8.500% due 08/01/19 ~	100,000	66,750
CONSOL Energy Inc
8.000% due 04/01/17	185,000	200,262
8.250% due 04/01/20	75,000	83,437
Continental Resources Inc
5.000% due 09/15/22	200,000	213,500
7.125% due 04/01/21	10,000	11,375
7.375% due 10/01/20	25,000	28,313

	Principal Amount	Value
Copano Energy LLC 7.750% due 06/01/18	$50,000	$52,563
Crosstex Energy LP 8.875% due 02/15/18	105,000	114,187
CVR Refining LLC 6.500% due 11/01/22 ~	100,000	102,750
Denbury Resources Inc
4.625% due 07/15/23	52,000	50,245
6.375% due 08/15/21	100,000	109,500
8.250% due 02/15/20	110,000	123,750
Drill Rigs Holdings Inc 6.500% due 10/01/17 ~	56,000	56,840
El Paso LLC
6.500% due 09/15/20	100,000	111,040
7.750% due 01/15/32	150,000	168,814
Enbridge Energy Partners LP 8.050% due 10/01/77 §	50,000	57,577
Energy Transfer Equity LP 7.500% due 10/15/20	195,000	225,712
Energy XXI Gulf Coast Inc 9.250% due 12/15/17	100,000	113,500
EP Energy LLC 9.375% due 05/01/20	150,000	174,000
EPE Holdings LLC 8.125% due 12/15/17 ~	100,000	105,250
EXCO Resources Inc 7.500% due 09/15/18	35,000	33,294
Expro Finance Luxembourg SCA (Luxembourg) 8.500% due 12/15/16 ~	150,000	159,750
Exterran Holdings Inc 7.250% due 12/01/18	50,000	54,000
Foresight Energy LLC 9.625% due 08/15/17 ~	95,000	103,312
Forest Oil Corp 7.500% due 09/15/20 ~	100,000	106,000
FTS International Services LLC 8.125% due 11/15/18 ~	18,000	18,945
Halcon Resources Corp
8.875% due 05/15/21 ~	66,000	71,445
9.750% due 07/15/20 ~	95,000	105,450
Harvest Operations Corp (Canada) 6.875% due 10/01/17	25,000	28,063
Helix Energy Solutions Group Inc 9.500% due 01/15/16 ~	29,000	29,852
Hiland Partners LP 7.250% due 10/01/20 ~	100,000	109,750
Hilcorp Energy I LP 7.625% due 04/15/21 ~	100,000	110,500
Holly Energy Partners LP 6.500% due 03/01/20 ~	100,000	106,750
HollyFrontier Corp 9.875% due 06/15/17	25,000	26,719
Hornbeck Offshore Services Inc 5.000% due 03/01/21 ~	100,000	99,500
Inergy Midstream LP 6.000% due 12/15/20 ~	27,000	28,215
Key Energy Services Inc 6.750% due 03/01/21	100,000	104,750
Kinder Morgan Finance Co LLC
5.700% due 01/05/16	50,000	54,621
6.000% due 01/15/18 ~	50,000	55,604
Kodiak Oil & Gas Corp (Canada) 8.125% due 12/01/19	100,000	113,500
Laredo Petroleum Inc 9.500% due 02/15/19	50,000	56,750
Linn Energy LLC
6.250% due 11/01/19 ~	100,000	102,750
6.500% due 05/15/19	100,000	105,125
8.625% due 04/15/20	175,000	193,812

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
MarkWest Energy Partners LP
4.500% due 07/15/23	$195,000	$191,100
6.250% due 06/15/22	65,000	70,363
6.500% due 08/15/21	97,000	105,245
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	100,000	107,000
Midstates Petroleum Co Inc 10.750% due 10/01/20 ~	59,000	65,785
Milagro Oil & Gas Inc 10.500% due 05/15/16	50,000	39,250
Newfield Exploration Co
5.625% due 07/01/24	56,000	57,960
5.750% due 01/30/22	100,000	107,500
6.875% due 02/01/20	200,000	215,500
NGPL PipeCo LLC
7.119% due 12/15/17 ~	100,000	107,000
9.625% due 06/01/19 ~	150,000	168,750
NuStar Logistics LP 4.750% due 02/01/22	100,000	97,357
Oasis Petroleum Inc 6.500% due 11/01/21	100,000	109,500
Offshore Group Investment Ltd (Cayman)
7.125% due 04/01/23 ~	90,000	92,250
7.500% due 11/01/19 ~	110,000	117,150
Oil States International Inc 6.500% due 06/01/19	100,000	107,500
Pacific Drilling V Ltd (Luxembourg) 7.250% due 12/01/17 ~	100,000	106,000
Parker Drilling Co 9.125% due 04/01/18	10,000	10,950
PBF Holding Co LLC 8.250% due 02/15/20 ~	130,000	143,650
Peabody Energy Corp
6.000% due 11/15/18	100,000	106,625
6.250% due 11/15/21	150,000	156,750
7.375% due 11/01/16	100,000	114,500
Penn Virginia Corp 7.250% due 04/15/19	100,000	100,250
Penn Virginia Resource Partners LP 8.375% due 06/01/20	100,000	105,500
PetroBakken Energy Ltd (Canada) 8.625% due 02/01/20 ~	200,000	205,000
Plains Exploration & Production Co
6.125% due 06/15/19	200,000	220,000
6.750% due 02/01/22	400,000	447,500
Precision Drilling Corp (Canada) 6.625% due 11/15/20	100,000	107,250
QEP Resources Inc
5.250% due 05/01/23	109,000	112,270
6.875% due 03/01/21	50,000	57,125
Quicksilver Resources Inc 11.750% due 01/01/16	150,000	153,750
Range Resources Corp
5.000% due 08/15/22	100,000	102,500
5.000% due 03/15/23 ~	160,000	164,000
6.750% due 08/01/20	50,000	55,250
Regency Energy Partners LP
5.500% due 04/15/23	100,000	107,500
6.875% due 12/01/18	100,000	109,500
9.375% due 06/01/16	16,000	17,040
Rockies Express Pipeline LLC
3.900% due 04/15/15 ~	50,000	50,625
6.000% due 01/15/19 ~	80,000	78,600
Rosetta Resources Inc 9.500% due 04/15/18	25,000	27,688
Sabine Pass Liquefaction LLC 5.625% due 02/01/21 ~	200,000	207,750
Sabine Pass LNG LP 7.500% due 11/30/16	100,000	111,000

	Principal Amount	Value
Samson Investment Co 9.750% due 02/15/20 ~	$235,000	$250,862
SandRidge Energy Inc
7.500% due 02/15/23	100,000	104,250
8.125% due 10/15/22	100,000	107,250
8.750% due 01/15/20	150,000	162,375
Seadrill Ltd (Bermuda) 5.625% due 09/15/17 ~	100,000	101,500
SESI LLC
6.375% due 05/01/19	100,000	108,000
7.125% due 12/15/21	50,000	56,188
SM Energy Co 6.500% due 01/01/23	200,000	220,000
Stone Energy Corp 8.625% due 02/01/17	100,000	108,500
Swift Energy Co 7.125% due 06/01/17	50,000	51,500
Targa Resources Partners LP
5.250% due 05/01/23 ~	77,000	80,465
7.875% due 10/15/18	100,000	110,000
Teekay Corp 8.500% due 01/15/20	25,000	27,156
Tervita Corp (Canada) 8.000% due 11/15/18 ~	33,000	34,176
Tesoro Corp 4.250% due 10/01/17	125,000	131,250
Unit Corp 6.625% due 05/15/21	100,000	105,250
W&T Offshore Inc 8.500% due 06/15/19	100,000	109,250
Whiting Petroleum Corp 6.500% due 10/01/18	25,000	27,000
WPX Energy Inc 5.250% due 01/15/17	150,000	157,875

		14,933,889

Financials - 9.5%

Ally Financial Inc
3.125% due 01/15/16	100,000	101,325
4.625% due 06/26/15	200,000	209,370
5.500% due 02/15/17	250,000	271,712
6.750% due 12/01/14	150,000	161,625
7.500% due 09/15/20	200,000	244,750
8.000% due 12/31/18	100,000	120,125
8.000% due 11/01/31	275,000	349,125
8.300% due 02/12/15	75,000	83,437
CBRE Services Inc
5.000% due 03/15/23	100,000	101,625
6.625% due 10/15/20	100,000	109,000
CIT Group Inc
4.250% due 08/15/17	108,000	113,400
4.750% due 02/15/15 ~	100,000	105,000
5.000% due 08/15/22	100,000	107,347
5.250% due 04/01/14 ~	100,000	104,125
5.250% due 03/15/18	150,000	162,750
5.375% due 05/15/20	100,000	110,250
6.625% due 04/01/18 ~	250,000	286,250
CNG Holdings Inc 9.375% due 05/15/20 ~	100,000	98,625
CNH Capital LLC 3.875% due 11/01/15	117,000	120,510
Crescent Resources LLC 10.250% due 08/15/17 ~	100,000	110,000
Dresdner Funding Trust I 8.151% due 06/30/31 ~	100,000	105,875
E*TRADE Financial Corp
6.000% due 11/15/17	60,000	63,075
6.375% due 11/15/19	100,000	106,250

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Felcor Lodging LP REIT
5.625% due 03/01/23 ~	$48,000	$49,020
6.750% due 06/01/19	100,000	109,000
10.000% due 10/01/14	19,000	21,328
Fifth Third Capital Trust IV 6.500% due 04/15/67 §	100,000	100,625
First Data Corp
6.750% due 11/01/20 ~	200,000	209,500
7.375% due 06/15/19 ~	100,000	106,875
8.250% due 01/15/21 ~	212,000	221,540
8.875% due 08/15/20 ~	100,000	112,250
9.875% due 09/24/15	26,000	26,910
11.250% due 03/31/16	300,000	303,000
11.250% due 01/15/21 ~	200,000	209,000
12.625% due 01/15/21	212,000	230,815
General Motors Financial Co Inc
4.750% due 08/15/17 ~	67,000	69,973
6.750% due 06/01/18	50,000	56,875
Genworth Financial Inc 6.150% due 11/15/66 §	50,000	45,938
GGP-TRC LLC REIT 6.750% due 11/09/15	100,000	103,875
HBOS PLC (United Kingdom)
6.000% due 11/01/33 ~	100,000	96,348
6.750% due 05/21/18 ~	200,000	223,391
Hub International Ltd 8.125% due 10/15/18 ~	150,000	158,625
iStar Financial Inc REIT 9.000% due 06/01/17	100,000	112,250
Liberty Mutual Group Inc 10.750% due 06/15/88 § ~	100,000	155,000
Mizuho Capital Investment USD 2 Ltd (Cayman) 14.950% § ± ~	100,000	116,000
MPT Operating Partnership LP REIT 6.375% due 02/15/22	100,000	108,000
National Money Mart Co (Canada) 10.375% due 12/15/16	50,000	55,375
Nationstar Mortgage LLC
6.500% due 07/01/21 ~	75,000	78,563
10.875% due 04/01/15	100,000	106,375
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	100,000	105,250
Nuveen Investments Inc 9.500% due 10/15/20 ~	143,000	150,150
Onex USI Acquisition Corp 7.750% due 01/15/21 ~	67,000	67,503
PHH Corp 9.250% due 03/01/16	100,000	117,250
Provident Funding Associates LP 10.250% due 04/15/17 ~	50,000	56,000
RBS Capital Trust II 6.425% § ±	100,000	88,750
Realogy Group LLC
7.625% due 01/15/20 ~	100,000	113,250
11.500% due 04/15/17	100,000	106,875
Regions Bank 7.500% due 05/15/18	100,000	123,000
Regions Financial Corp 7.375% due 12/10/37	100,000	112,500
Resona Preferred Global Securities Ltd (Cayman) 7.191% § ± ~	100,000	108,582
SMFG Preferred Capital USD 3 Ltd (Cayman) 9.500% § ± ~	175,000	228,891
Springleaf Finance Corp 6.900% due 12/15/17	350,000	354,812
Synovus Financial Corp 5.125% due 06/15/17	50,000	50,375

	Principal Amount	Value
The Royal Bank of Scotland Group PLC (United Kingdom)
5.000% due 10/01/14	$200,000	$206,074
6.125% due 12/15/22	170,000	176,590
7.640% § ±	100,000	90,000
7.648% § ±	50,000	52,500
TransUnion LLC 11.375% due 06/15/18	150,000	173,250
UBS Preferred Funding Trust V 6.243% § ±	100,000	103,875
Weyerhaeuser Co REIT
7.375% due 10/01/19	100,000	123,186
7.375% due 03/15/32	200,000	254,170
XL Group PLC (Ireland) 6.500% § ±	100,000	98,250

		9,593,085

Health Care - 7.4%

Accellent Inc 10.000% due 11/01/17	100,000	89,000
Alere Inc 9.000% due 05/15/16	100,000	105,313
Apria Healthcare Group Inc
11.250% due 11/01/14	50,000	51,625
12.375% due 11/01/14	100,000	102,500
Bausch & Lomb Inc 9.875% due 11/01/15	30,000	31,200
Biomet Inc
6.500% due 08/01/20 ~	100,000	106,500
6.500% due 10/01/20 ~	100,000	103,313
Capella Healthcare Inc 9.250% due 07/01/17	100,000	108,750
Catalent Pharma Solutions Inc 7.875% due 10/15/18 ~	100,000	101,875
Centene Corp 5.750% due 06/01/17	25,000	26,938
CHS/Community Health Systems Inc
5.125% due 08/15/18	150,000	157,500
7.125% due 07/15/20	100,000	108,625
8.000% due 11/15/19	100,000	111,250
ConvaTec Healthcare E SA (Luxembourg) 10.500% due 12/15/18 ~	150,000	167,625
DaVita HealthCare Partners Inc
5.750% due 08/15/22	118,000	123,162
6.625% due 11/01/20	50,000	54,406
DJO Finance LLC 9.875% due 04/15/18	100,000	110,250
Elan Finance PLC (Ireland) 6.250% due 10/15/19 ~	100,000	117,250
Emergency Medical Services Corp 8.125% due 06/01/19	100,000	110,250
Endo Health Solutions Inc 7.000% due 07/15/19	95,000	102,006
ExamWorks Group Inc 9.000% due 07/15/19	100,000	109,000
Fresenius Medical Care U.S. Finance II Inc 5.625% due 07/31/19 ~	100,000	110,250
Fresenius Medical Care U.S. Finance Inc 5.750% due 02/15/21 ~	50,000	55,375
Grifols Inc 8.250% due 02/01/18	100,000	110,500
HCA Holdings Inc 7.750% due 05/15/21	250,000	279,062
HCA Inc
4.750% due 05/01/23	150,000	149,625
5.875% due 03/15/22	250,000	270,000
5.875% due 05/01/23	200,000	208,500
6.375% due 01/15/15	150,000	161,062
6.500% due 02/15/16	100,000	109,750
6.500% due 02/15/20	160,000	180,900

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
7.250% due 09/15/20	$150,000	$166,312
7.500% due 02/15/22	150,000	172,875
Health Management Associates Inc 7.375% due 01/15/20	100,000	110,250
Health Net Inc 6.375% due 06/01/17	100,000	107,500
HealthSouth Corp 7.750% due 09/15/22	90,000	98,325
Hologic Inc 6.250% due 08/01/20	159,000	169,931
IASIS Healthcare LLC 8.375% due 05/15/19	100,000	105,770
IMS Health Inc 12.500% due 03/01/18 ~	200,000	241,000
inVentiv Health Inc
9.000% due 01/15/18 ~	130,000	136,825
10.750% due 08/15/18 ~	50,000	43,250
Jaguar Holding Co I 9.375% due 10/15/17 ~	50,000	53,938
Kindred Healthcare Inc 8.250% due 06/01/19	100,000	99,750
Kinetic Concepts Inc
10.500% due 11/01/18	300,000	326,250
12.500% due 11/01/19	100,000	99,500
LifePoint Hospitals Inc 6.625% due 10/01/20	50,000	54,500
MedAssets Inc 8.000% due 11/15/18	50,000	54,875
MultiPlan Inc 9.875% due 09/01/18 ~	25,000	27,906
Omnicare Inc 7.750% due 06/01/20	100,000	111,250
Phibro Animal Health Corp 9.250% due 07/01/18 ~	25,000	27,000
Sky Growth Acquisition Corp 7.375% due 10/15/20 ~	100,000	106,250
Tenet Healthcare Corp
4.500% due 04/01/21 ~	51,000	50,108
4.750% due 06/01/20 ~	100,000	100,750
6.250% due 11/01/18	140,000	155,925
6.750% due 02/01/20	100,000	107,875
8.000% due 08/01/20	100,000	110,625
United Surgical Partners International Inc 9.000% due 04/01/20	50,000	56,875
Universal Health Services Inc 7.000% due 10/01/18	65,000	71,013
Universal Hospital Services Inc 7.625% due 08/15/20	100,000	108,125
Valeant Pharmaceuticals International
6.375% due 10/15/20 ~	120,000	127,050
6.500% due 07/15/16 ~	100,000	104,875
6.750% due 10/01/17 ~	100,000	107,875
7.000% due 10/01/20 ~	10,000	10,825
7.250% due 07/15/22 ~	100,000	109,250
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	150,000	160,500
Warner Chilcott Co LLC 7.750% due 09/15/18	100,000	107,375

		7,535,665

Industrials - 12.6%

313 Group Inc 6.375% due 12/01/19 ~	125,000	124,687
AAR Corp 7.250% due 01/15/22	100,000	109,000
Abengoa Finance SAU (Spain) 8.875% due 11/01/17 ~	100,000	98,000
ADS Waste Holdings Inc 8.250% due 10/01/20 ~	100,000	108,250

	Principal Amount	Value
Aguila 3 SA (Luxembourg) 7.875% due 01/31/18 ~	$150,000	$161,625
Air Canada (Canada) 9.250% due 08/01/15 ~	105,000	112,350
Air Lease Corp 6.125% due 04/01/17	250,000	271,875
Air Medical Group Holdings Inc 9.250% due 11/01/18	90,000	100,125
Aircastle Ltd (Bermuda)
6.250% due 12/01/19	70,000	76,825
6.750% due 04/15/17	150,000	165,750
Algeco Scotsman Global Finance PLC (United Kingdom) 8.500% due 10/15/18 ~	100,000	107,750
Alliant Techsystems Inc 6.875% due 09/15/20	100,000	108,250
American Airlines Inc 13.000% due 08/01/16	57,539	60,272
Aviation Capital Group Corp
4.625% due 01/31/18 ~	100,000	103,323
6.750% due 04/06/21 ~	150,000	167,163
Avis Budget Car Rental LLC
5.500% due 04/01/23 ~	83,000	83,208
8.250% due 01/15/19	100,000	111,375
AWAS Aviation Capital Ltd (Ireland) 7.000% due 10/17/16 ~	80,800	85,648
B/E Aerospace Inc
5.250% due 04/01/22	112,000	116,060
6.875% due 10/01/20	75,000	83,344
BC Mountain LLC 7.000% due 02/01/21 ~	100,000	106,250
Belden Inc 5.500% due 09/01/22 ~	80,000	82,400
Bombardier Inc (Canada)
4.250% due 01/15/16 ~	50,000	52,125
6.125% due 01/15/23 ~	100,000	104,250
7.750% due 03/15/20 ~	150,000	173,250
BW Group Ltd (Bermuda) 6.625% due 06/28/17 ~	100,000	106,750
Case New Holland Inc 7.875% due 12/01/17	100,000	117,500
Cenveo Corp 8.875% due 02/01/18	100,000	100,500
Ceridian Corp
8.875% due 07/15/19 ~	100,000	116,875
11.250% due 11/15/15	100,000	103,750
CEVA Group PLC (United Kingdom)
8.375% due 12/01/17 ~	100,000	103,500
11.500% due 04/01/18 ~	100,000	92,250
Clean Harbors Inc
5.125% due 06/01/21 ~	53,000	54,524
5.250% due 08/01/20	54,000	56,025
Colt Defense LLC 8.750% due 11/15/17	25,000	16,875
Continental Airlines Inc 6.750% due 09/15/15 ~	150,000	157,875
Covanta Holding Corp 6.375% due 10/01/22	100,000	109,376
CSC Holdings LLC
6.750% due 11/15/21	200,000	225,250
7.625% due 07/15/18	50,000	58,250
Deluxe Corp 7.000% due 03/15/19	100,000	109,000
Dematic SA (Luxembourg) 7.750% due 12/15/20 ~	100,000	104,500
DigitalGlobe Inc 5.250% due 02/01/21 ~	97,000	96,757
DynCorp International Inc 10.375% due 07/01/17	50,000	49,500

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
EnergySolutions Inc 10.750% due 08/15/18	$25,000	$26,188
FGI Operating Co LLC 7.875% due 05/01/20 ~	50,000	52,750
Florida East Coast Railway Corp 8.125% due 02/01/17	100,000	107,750
FTI Consulting Inc 6.750% due 10/01/20	50,000	54,375
GenCorp Inc 7.125% due 03/15/21 ~	100,000	106,000
General Cable Corp 5.750% due 10/01/22 ~	75,000	76,875
Great Lakes Dredge & Dock Co 7.375% due 02/01/19	100,000	106,000
Griffon Corp 7.125% due 04/01/18	100,000	108,500
H&E Equipment Services Inc 7.000% due 09/01/22 ~	145,000	160,225
HD Supply Inc
7.500% due 07/15/20 ~	102,000	107,610
8.125% due 04/15/19	79,000	89,665
10.500% due 01/15/21	147,000	153,431
11.000% due 04/15/20	100,000	121,750
11.500% due 07/15/20	100,000	118,750
Huntington Ingalls Industries Inc
6.875% due 03/15/18	100,000	109,250
7.125% due 03/15/21	50,000	54,625
Interline Brands Inc 10.000% due 11/15/18 ~	100,000	111,250
International Lease Finance Corp
3.875% due 04/15/18	100,000	100,062
4.625% due 04/15/21	100,000	99,937
4.875% due 04/01/15	100,000	105,250
5.750% due 05/15/16	100,000	108,509
5.875% due 08/15/22	150,000	162,071
6.250% due 05/15/19	250,000	275,000
8.625% due 09/15/15	100,000	114,125
8.750% due 03/15/17	200,000	236,250
Iron Mountain Inc
5.750% due 08/15/24	178,000	178,667
8.375% due 08/15/21	80,000	88,300
JMC Steel Group Inc 8.250% due 03/15/18 ~	50,000	53,250
Kratos Defense & Security Solutions Inc 10.000% due 06/01/17	100,000	110,500
Marquette Transportation Co 10.875% due 01/15/17	25,000	26,875
Masco Corp
4.800% due 06/15/15	100,000	105,357
5.950% due 03/15/22	100,000	112,753
6.125% due 10/03/16	50,000	55,885
7.125% due 03/15/20	100,000	116,964
Meritor Inc 10.625% due 03/15/18	100,000	108,375
Mueller Water Products Inc 8.750% due 09/01/20	40,000	45,700
Navios Maritime Acquisition Corp 8.625% due 11/01/17	100,000	99,937
Navios Maritime Holdings Inc 8.875% due 11/01/17	25,000	25,656
Navistar International Corp 8.250% due 11/01/21	203,000	207,821
Nielsen Finance LLC
4.500% due 10/01/20 ~	50,000	50,188
7.750% due 10/15/18	100,000	111,500
Nortek Inc 8.500% due 04/15/21	100,000	111,500
Oshkosh Corp 8.500% due 03/01/20	25,000	28,125

	Principal Amount	Value
Ply Gem Industries Inc 8.250% due 02/15/18	$100,000	$109,375
Polypore International Inc 7.500% due 11/15/17	25,000	26,938
RBS Global Inc 8.500% due 05/01/18	125,000	137,656
Rexel SA (France) 5.250% due 06/15/20 ~	200,000	203,500
RR Donnelley & Sons Co
6.125% due 01/15/17	184,000	196,880
7.250% due 05/15/18	75,000	79,219
Schaeffler Finance BV (Netherlands) 7.750% due 02/15/17 ~	100,000	113,125
Sensata Technologies BV (Netherlands) 6.500% due 05/15/19 ~	60,000	64,950
Sequa Corp 7.000% due 12/15/17 ~	62,500	63,594
Severstal Columbus LLC 10.250% due 02/15/18	100,000	108,750
Silver II Borrower (Luxembourg) 7.750% due 12/15/20 ~	150,000	160,500
Spirit Aerosystems Inc 6.750% due 12/15/20	25,000	26,813
SPL Logistics Escrow LLC 8.875% due 08/01/20 ~	100,000	106,750
SPX Corp 6.875% due 09/01/17	100,000	111,750
Swift Services Holdings Inc 10.000% due 11/15/18	50,000	57,500
Terex Corp 6.000% due 05/15/21	105,000	111,037
The Hertz Corp
5.875% due 10/15/20	100,000	106,000
6.750% due 04/15/19	200,000	219,250
7.500% due 10/15/18	50,000	55,438
The Manitowoc Co Inc
8.500% due 11/01/20	50,000	56,750
9.500% due 02/15/18	100,000	110,750
Titan International Inc 7.875% due 10/01/17 ~	100,000	108,125
Tomkins LLC 9.000% due 10/01/18	54,000	60,413
TransDigm Inc
5.500% due 10/15/20 ~	100,000	104,750
7.750% due 12/15/18	150,000	165,375
Triumph Group Inc 8.625% due 07/15/18	50,000	55,813
UCI International Inc 8.625% due 02/15/19	50,000	52,000
United Rentals North America Inc
7.625% due 04/15/22	120,000	134,700
8.250% due 02/01/21	100,000	113,750
8.375% due 09/15/20	100,000	112,000
9.250% due 12/15/19	100,000	114,500
USG Corp
8.375% due 10/15/18 ~	100,000	111,000
9.750% due 01/15/18	100,000	119,000
West Corp 7.875% due 01/15/19	75,000	80,250
Western Express Inc 12.500% due 04/15/15 ~	25,000	18,375

		12,732,339

Information Technology - 4.3%

Advanced Micro Devices Inc
7.750% due 08/01/20	100,000	92,500
8.125% due 12/15/17	10,000	10,150
Alcatel-Lucent USA Inc 6.450% due 03/15/29	100,000	77,500
Alliance Data Systems Corp 5.250% due 12/01/17 ~	100,000	104,250

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Amkor Technology Inc
6.375% due 10/01/22	$100,000	$100,250
6.625% due 06/01/21	50,000	50,750
7.375% due 05/01/18	25,000	26,313
Aspect Software Inc 10.625% due 05/15/17	100,000	101,000
Audatex North America Inc 6.750% due 06/15/18 ~	100,000	107,750
CDW LLC 8.500% due 04/01/19	200,000	224,250
CommScope Inc 8.250% due 01/15/19 ~	150,000	163,500
CoreLogic Inc 7.250% due 06/01/21	100,000	111,000
EarthLink Inc 8.875% due 05/15/19	100,000	101,500
Emdeon Inc 11.000% due 12/31/19	100,000	115,750
Epicor Software Corp 8.625% due 05/01/19	100,000	108,750
Equinix Inc
4.875% due 04/01/20	76,000	76,950
5.375% due 04/01/23	133,000	135,327
7.000% due 07/15/21	100,000	111,375
Flextronics International Ltd (Singapore)
4.625% due 02/15/20 ~	50,000	50,750
5.000% due 02/15/23 ~	50,000	50,125
Freescale Semiconductor Inc
8.050% due 02/01/20	100,000	106,250
9.250% due 04/15/18 ~	100,000	110,250
10.750% due 08/01/20	67,000	76,380
GXS Worldwide Inc 9.750% due 06/15/15	55,000	57,269
IAC/InterActiveCorp 4.750% due 12/15/22 ~	153,000	150,322
iGate Corp 9.000% due 05/01/16	100,000	109,375
Infor U.S. Inc 9.375% due 04/01/19	64,000	72,880
Lender Processing Services Inc 5.750% due 04/15/23	100,000	104,750
NCR Corp
4.625% due 02/15/21 ~	45,000	45,000
5.000% due 07/15/22 ~	113,000	113,848
NeuStar Inc 4.500% due 01/15/23 ~	100,000	96,000
Nokia OYJ (Finland)
5.375% due 05/15/19	100,000	95,750
6.625% due 05/15/39	150,000	137,625
Nuance Communications Inc 5.375% due 08/15/20 ~	120,000	122,100
NXP BV (Netherlands) 5.750% due 03/15/23 ~	200,000	204,500
Sanmina Corp 7.000% due 05/15/19 ~	50,000	52,500
Seagate HDD (Cayman) 7.000% due 11/01/21	100,000	109,000
Seagate Technology HDD Holdings (Cayman) 6.800% due 10/01/16	100,000	113,500
Sophia LP 9.750% due 01/15/19 ~	100,000	112,000
SunGard Data Systems Inc
7.375% due 11/15/18	100,000	107,500
7.625% due 11/15/20	100,000	108,875
ViaSat Inc 6.875% due 06/15/20	100,000	107,750
Viasystems Inc 7.875% due 05/01/19 ~	100,000	105,000

		4,338,164

	Principal Amount	Value
Materials - 10.8%

Ainsworth Lumber Co Ltd (Canada) 7.500% due 12/15/17 ~	$100,000	$109,375
AK Steel Corp 7.625% due 05/15/20	100,000	88,000
Aleris International Inc 7.625% due 02/15/18	100,000	106,500
ArcelorMittal (Luxembourg)
4.250% due 02/25/15	250,000	258,555
5.000% due 02/25/17	100,000	104,779
6.750% due 02/25/22	200,000	219,075
7.500% due 10/15/39	250,000	257,954
10.350% due 06/01/19	300,000	379,471
Ardagh Packaging Finance PLC (Ireland)
7.000% due 11/15/20 ~	100,000	103,000
7.375% due 10/15/17 ~	150,000	165,000
9.125% due 10/15/20 ~	50,000	55,625
Ashland Inc
3.000% due 03/15/16 ~	76,000	77,520
3.875% due 04/15/18 ~	37,000	37,601
4.750% due 08/15/22 ~	100,000	101,750
Associated Materials LLC 9.125% due 11/01/17	100,000	107,250
Ball Corp
5.000% due 03/15/22	100,000	104,500
7.125% due 09/01/16	125,000	132,656
Berry Plastics Corp 9.750% due 01/15/21	100,000	117,375
Boise Paper Holdings LLC 9.000% due 11/01/17	15,000	16,238
Building Materials Corp of America
6.750% due 05/01/21 ~	100,000	109,500
6.875% due 08/15/18 ~	100,000	107,750
Calcipar SA (Luxembourg) 6.875% due 05/01/18 ~	100,000	107,000
Cascades Inc (Canada) 7.750% due 12/15/17	100,000	106,750
Celanese U.S. Holdings LLC
4.625% due 11/15/22	100,000	100,750
5.875% due 06/15/21	100,000	109,250
6.625% due 10/15/18	5,000	5,431
Chemtura Corp 7.875% due 09/01/18	100,000	108,500
Clearwater Paper Corp 7.125% due 11/01/18	50,000	54,625
Commercial Metals Co 7.350% due 08/15/18	100,000	111,500
Consolidated Minerals Ltd (United Kingdom) 8.875% due 05/01/16 ~	100,000	97,250
Crown Americas LLC
4.500% due 01/15/23 ~	112,000	109,200
6.250% due 02/01/21	50,000	54,875
Eagle Spinco Inc 4.625% due 02/15/21 ~	47,000	47,999
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	60,000	62,550
FMG Resources Property Ltd (Australia)
6.000% due 04/01/17 ~	150,000	154,875
6.875% due 02/01/18 ~	100,000	105,500
7.000% due 11/01/15 ~	200,000	210,500
8.250% due 11/01/19 ~	200,000	216,750
Graphic Packaging International Inc
7.875% due 10/01/18	5,000	5,538
9.500% due 06/15/17	50,000	53,250
Greif Inc 7.750% due 08/01/19	100,000	117,000
Hanson Ltd (United Kingdom) 6.125% due 08/15/16	125,000	138,582

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
Hexion U.S. Finance Corp
6.625% due 04/15/20 ~	$148,000	$149,110
8.875% due 02/01/18	85,000	88,400
9.000% due 11/15/20	100,000	95,500
HudBay Minerals Inc (Canada) 9.500% due 10/01/20	100,000	109,750
Huntsman International LLC
8.625% due 03/15/20	25,000	28,063
8.625% due 03/15/21	100,000	113,000
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	100,000	96,750
Ineos Finance PLC (United Kingdom) 9.000% due 05/15/15 ~	50,000	52,875
INEOS Group Holdings SA (Luxembourg) 8.500% due 02/15/16 ~	175,000	178,500
Inmet Mining Corp (Canada)
7.500% due 06/01/21 ~	54,000	58,590
8.750% due 06/01/20 ~	179,000	198,690
Koppers Inc 7.875% due 12/01/19	10,000	11,050
Lafarge SA (France) 6.500% due 07/15/16	100,000	111,875
Longview Fibre Paper & Packaging Inc 8.000% due 06/01/16 ~	60,000	63,000
Louisiana-Pacific Corp 7.500% due 06/01/20	100,000	114,000
MacDermid Inc 9.500% due 04/15/17 ~	100,000	103,875
Midwest Vanadium Property Ltd (Australia) 11.500% due 02/15/18 ~	50,000	32,000
Mirabela Nickel Ltd (Australia) 8.750% due 04/15/18 ~	100,000	92,250
Molycorp Inc 10.000% due 06/01/20	100,000	99,000
Momentive Performance Materials Inc
8.875% due 10/15/20	100,000	103,500
9.000% due 01/15/21	100,000	75,500
10.000% due 10/15/20	100,000	100,500
Murray Energy Corp 10.250% due 10/15/15 ~	100,000	100,875
New Gold Inc (Canada) 6.250% due 11/15/22 ~	100,000	105,250
NOVA Chemicals Corp (Canada) 8.375% due 11/01/16	50,000	54,000
Novelis Inc (Canada) 8.750% due 12/15/20	200,000	226,500
Olin Corp 5.500% due 08/15/22	100,000	103,875
Owens-Brockway Glass Container Inc 7.375% due 05/15/16	70,000	80,850
Packaging Dynamics Corp 8.750% due 02/01/16 ~	100,000	104,875
Polymer Group Inc 7.750% due 02/01/19	100,000	109,500
PolyOne Corp
5.250% due 03/15/23 ~	91,000	92,138
7.375% due 09/15/20	10,000	11,100
PQ Corp 8.750% due 05/01/18 ~	100,000	107,000
Resolute Forest Products 10.250% due 10/15/18	30,000	34,575
Rock-Tenn Co 4.000% due 03/01/23	200,000	202,806
Rockwood Specialties Group Inc 4.625% due 10/15/20	98,000	100,817
Ryerson Inc 9.000% due 10/15/17 ~	75,000	82,219
Sappi Papier Holding GmbH (Austria) 8.375% due 06/15/19 ~	200,000	222,750

	Principal Amount	Value
Sealed Air Corp
5.250% due 04/01/23 ~	$100,000	$100,625
8.375% due 09/15/21 ~	100,000	115,000
Silgan Holdings Inc 5.000% due 04/01/20	100,000	103,250
Steel Dynamics Inc 7.625% due 03/15/20	150,000	167,250
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	100,000	95,000
Taminco Global Chemical Corp 9.750% due 03/31/20 ~	150,000	167,625
Tekni-Plex Inc 9.750% due 06/01/19 ~	100,000	111,000
Texas Industries Inc 9.250% due 08/15/20	35,000	38,413
The Scotts Miracle-Gro Co 7.250% due 01/15/18	50,000	53,500
Thompson Creek Metals Co Inc (Canada)
7.375% due 06/01/18	100,000	82,500
9.750% due 12/01/17	100,000	108,750
TPC Group Inc 8.750% due 12/15/20 ~	100,000	104,625
Trinseo Materials Operating SCA (Luxembourg) 8.750% due 02/01/19 ~	121,000	120,092
Tronox Finance LLC 6.375% due 08/15/20 ~	55,000	53,556
United States Steel Corp
7.000% due 02/01/18	100,000	108,000
7.500% due 03/15/22	100,000	105,250
US Coatings Acquisition Inc 7.375% due 05/01/21 ~	150,000	158,437
Verso Paper Holdings LLC
8.750% due 02/01/19	100,000	48,250
11.750% due 01/15/19	100,000	109,000
Vulcan Materials Co
6.400% due 11/30/17	100,000	112,000
7.500% due 06/15/21	80,000	94,600
Walter Energy Inc 9.875% due 12/15/20 ~	68,000	74,120

		10,882,900

Telecommunication Services - 8.8%

Altice Finco SA (Luxembourg) 9.875% due 12/15/20 ~	100,000	112,500
Avaya Inc
7.000% due 04/01/19 ~	50,000	49,125
10.500% due 03/01/21 ~	250,000	239,375
CenturyLink Inc
5.150% due 06/15/17	100,000	105,389
5.625% due 04/01/20	122,000	124,989
5.800% due 03/15/22	250,000	253,722
7.650% due 03/15/42	100,000	97,021
Cincinnati Bell Inc
8.375% due 10/15/20	100,000	104,500
8.750% due 03/15/18	100,000	99,750
Clearwire Communications LLC 12.000% due 12/01/15 ~	230,000	248,544
Cricket Communications Inc
7.750% due 05/15/16	125,000	130,625
7.750% due 10/15/20	125,000	125,312
Crown Castle International Corp
5.250% due 01/15/23	100,000	102,125
7.125% due 11/01/19	100,000	109,750
Frontier Communications Corp
8.250% due 05/01/14	5,000	5,375
8.500% due 04/15/20	300,000	341,250
9.000% due 08/15/31	100,000	103,750
9.250% due 07/01/21	300,000	345,750

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value
GCI Inc 6.750% due 06/01/21	$100,000	$94,250
Hughes Satellite Systems Corp
6.500% due 06/15/19	105,000	115,763
7.625% due 06/15/21	95,000	109,131
Inmarsat Finance PLC (United Kingdom) 7.375% due 12/01/17 ~	100,000	107,000
Intelsat Jackson Holdings SA (Luxembourg)
6.625% due 12/15/22 ~	150,000	159,375
7.250% due 04/01/19	100,000	109,750
7.500% due 04/01/21	200,000	223,500
Intelsat Luxembourg SA (Luxembourg)
6.750% due 06/01/18 ~	100,000	103,500
7.750% due 06/01/21 ~	216,000	220,320
11.250% due 02/04/17	450,000	479,812
Level 3 Communications Inc
8.875% due 06/01/19 ~	100,000	109,625
11.875% due 02/01/19	100,000	117,750
Level 3 Financing Inc
8.125% due 07/01/19	100,000	110,500
8.625% due 07/15/20	200,000	223,750
MetroPCS Wireless Inc
6.250% due 04/01/21 ~	139,000	141,954
6.625% due 04/01/23 ~	143,000	146,396
7.875% due 09/01/18	200,000	219,500
PAETEC Holding Corp 9.875% due 12/01/18	50,000	57,625
Qwest Capital Funding Inc 7.750% due 02/15/31	150,000	151,675
Sable International Finance Ltd (Cayman) 8.750% due 02/01/20 ~	100,000	113,500
SBA Telecommunications Inc 5.750% due 07/15/20 ~	133,000	138,819
Sprint Capital Corp
6.875% due 11/15/28	150,000	154,125
8.750% due 03/15/32	200,000	239,500
Sprint Nextel Corp
6.000% due 12/01/16	200,000	217,500
6.000% due 11/15/22	300,000	309,750
7.000% due 03/01/20 ~	200,000	233,500
7.000% due 08/15/20	100,000	110,500
9.000% due 11/15/18 ~	200,000	247,750
9.125% due 03/01/17	200,000	237,500
11.500% due 11/15/21	100,000	140,375
Telesat (Canada) 6.000% due 05/15/17 ~	133,000	139,650
tw telecom Inc 5.375% due 10/01/22	100,000	104,750
UPC Holding BV (Netherlands) 9.875% due 04/15/18 ~	50,000	56,063
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	200,000	216,000
Windstream Corp
7.500% due 04/01/23	100,000	106,500
7.750% due 10/01/21	100,000	109,375
8.125% due 09/01/18	200,000	220,000
Zayo Group LLC
8.125% due 01/01/20	23,000	25,875
10.125% due 07/01/20	100,000	118,250

		8,939,310

Utilities - 4.7%

AES Corp
7.375% due 07/01/21	200,000	233,000
8.000% due 10/15/17	100,000	118,125
Ameren Energy Generating Co 7.000% due 04/15/18	100,000	80,750
AmeriGas Finance LLC 7.000% due 05/20/22	200,000	218,500

	Principal Amount	Value
AmeriGas Partners LP 6.500% due 05/20/21	$48,000	$51,360
Atlantic Power Corp (Canada) 9.000% due 11/15/18	100,000	105,000
Calpine Construction Finance Co LP 8.000% due 06/01/16 ~	100,000	105,375
Calpine Corp
7.250% due 10/15/17 ~	225,000	239,625
7.500% due 02/15/21 ~	225,000	248,062
DPL Inc
6.500% due 10/15/16	100,000	106,000
7.250% due 10/15/21	100,000	106,500
EDP Finance BV (Netherlands) 4.900% due 10/01/19 ~	250,000	252,500
Energy Future Intermediate Holding Co LLC
6.875% due 08/15/17 ~	100,000	105,750
10.000% due 12/01/20	46,000	52,383
10.000% due 12/01/20 ~	150,000	169,500
11.250% due 12/01/18 ~	150,000	145,875
11.750% due 03/01/22 ~	200,000	231,000
Ferrellgas LP 6.500% due 05/01/21	100,000	103,750
GenOn Energy Inc
7.625% due 06/15/14	250,000	267,500
9.500% due 10/15/18	45,000	53,213
InterGen NV (Netherlands) 9.000% due 06/30/17 ~	150,000	148,125
NRG Energy Inc
6.625% due 03/15/23 ~	100,000	106,500
7.625% due 01/15/18	100,000	114,250
7.875% due 05/15/21	200,000	223,500
8.250% due 09/01/20	100,000	113,375
Puget Energy Inc
5.625% due 07/15/22	100,000	110,619
6.500% due 12/15/20	100,000	116,456
Suburban Propane Partners LP
7.375% due 08/01/21	100,000	110,750
7.500% due 10/01/18	47,000	51,230
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	500,000	52,500
11.500% due 10/01/20 ~	200,000	150,500
Wind Acquisition Finance SA (Luxembourg)
7.250% due 02/15/18 ~	100,000	104,625
11.750% due 07/15/17 ~	190,000	202,350
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% due 07/15/17 ~	126,843	132,392

		4,730,940

Total Corporate Bonds & Notes (Cost $94,307,730)		98,886,424

	Shares

SHORT-TERM INVESTMENT - 1.6%

Money Market Fund - 1.6%

Federated Prime Obligations Fund	1,673,824	1,673,824

Total Short-Term Investment (Cost $1,673,824)		1,673,824

TOTAL INVESTMENTS - 99.4% (Cost $95,981,554)		100,560,248

OTHER ASSETS & LIABILITIES, NET - 0.6%		596,756

NET ASSETS - 100.0%		$101,157,004

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$98,886,424	$-	$98,886,424	$-
	Short-Term Investment	1,673,824	1,673,824	-	-

	Total	$100,560,248	$1,673,824	$98,886,424	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.2%

Consumer Discretionary - 16.2%

Aaron’s Inc	1,512	$43,364
Advance Auto Parts Inc	1,891	156,291
Allison Transmission Holdings Inc	648	15,558
Amazon.com Inc *	9,313	2,481,821
AMC Networks Inc ‘A’ *	1,469	92,811
American Eagle Outfitters Inc	3,911	73,136
Apollo Group Inc ‘A’ *	2,481	43,145
Ascena Retail Group Inc *	3,158	58,581
AutoNation Inc *	500	21,875
AutoZone Inc *	935	370,980
Bally Technologies Inc *	1,069	55,556
Bed Bath & Beyond Inc *	5,983	385,425
Big Lots Inc *	1,542	54,386
BorgWarner Inc *	2,949	228,076
Brinker International Inc	1,908	71,836
Cablevision Systems Corp ‘A’	604	9,036
CarMax Inc *	1,045	43,576
Carter’s Inc *	1,244	71,244
CBS Corp ‘B’	2,835	132,366
Charter Communications Inc ‘A’ *	1,255	130,746
Chico’s FAS Inc	3,049	51,223
Chipotle Mexican Grill Inc *	816	265,910
Choice Hotels International Inc	50	2,115
Cinemark Holdings Inc	2,954	86,966
Clear Channel Outdoor Holdings Inc ‘A’ *	729	5,460
Coach Inc	7,396	369,726
Comcast Corp ‘A’	32,903	1,382,255
D.R. Horton Inc	525	12,757
Darden Restaurants Inc	3,310	171,061
Deckers Outdoor Corp *	556	30,964
Delphi Automotive PLC (United Kingdom)	8,448	375,091
Dick’s Sporting Goods Inc	2,388	112,952
DIRECTV *	14,752	835,111
Discovery Communications Inc ‘A’ *	6,148	484,094
DISH Network Corp ‘A’	4,103	155,504
Dollar General Corp *	4,753	240,407
Dollar Tree Inc *	5,969	289,079
DSW Inc ‘A’	804	51,295
Dunkin’ Brands Group Inc	1,831	67,527
Expedia Inc	1,405	84,314
Family Dollar Stores Inc	2,487	146,857
Foot Locker Inc	788	26,981
Fossil Inc *	1,405	135,723
Garmin Ltd (Switzerland)	183	6,046
Gentex Corp	3,709	74,217
Genuine Parts Co	4,012	312,936
GNC Holdings Inc ‘A’	1,787	70,193
Groupon Inc *	995	6,089
H&R Block Inc	4,426	130,213
Hanesbrands Inc *	2,509	114,310
Harley-Davidson Inc	5,958	317,561
Hasbro Inc	2,681	117,803
HomeAway Inc *	720	23,400
International Game Technology	3,861	63,706
ITT Educational Services Inc *	611	8,420
Jarden Corp *	682	29,224
John Wiley & Sons Inc ‘A’	522	20,337
Kohl’s Corp	392	18,083
L Brands Inc	6,213	277,473
Lamar Advertising Co ‘A’ *	1,709	83,074
Las Vegas Sands Corp	10,228	576,348
Liberty Global Inc ‘A’ *	6,752	495,597
Liberty Interactive Corp ‘A’ *	2,086	44,599
Liberty Media Corp *	190	21,210
Liberty Ventures ‘A’ *	148	11,186
LKQ Corp *	7,586	165,071

	Shares	Value
Lowe’s Cos Inc	3,791	$143,755
Macy’s Inc	1,396	58,409
Marriott International Inc ‘A’	5,758	243,160
Mattel Inc	6,784	297,071
McDonald’s Corp	26,160	2,607,890
Michael Kors Holdings Ltd * (United Kingdom)	2,181	123,859
Morningstar Inc	599	41,882
Netflix Inc *	1,429	270,667
News Corp ‘A’	18,546	566,024
Nike Inc ‘B’	18,618	1,098,648
Nordstrom Inc	3,882	214,403
Norwegian Cruise Line Holdings Ltd * (Bermuda)	352	10,437
NVR Inc *	116	125,293
O’Reilly Automotive Inc *	2,891	296,472
Omnicom Group Inc	7,017	413,301
Pandora Media Inc *	2,602	36,844
Panera Bread Co ‘A’ *	729	120,460
Penn National Gaming Inc *	139	7,566
PetSmart Inc	2,789	173,197
Polaris Industries Inc	1,665	153,996
priceline.com Inc *	1,281	881,238
PVH Corp	1,841	196,637
Ralph Lauren Corp	1,587	268,695
Regal Entertainment Group ‘A’	764	12,736
Ross Stores Inc	5,830	353,415
Sally Beauty Holdings Inc *	3,733	109,676
Scripps Networks Interactive Inc ‘A’	2,185	140,583
Sirius XM Radio Inc	97,822	301,292
Starbucks Corp	19,524	1,112,087
Starwood Hotels & Resorts Worldwide Inc	5,087	324,194
Starz-Liberty Capital *	171	3,788
Target Corp	952	65,164
Tempur-Pedic International Inc *	1,531	75,984
Tesla Motors Inc *	1,829	69,301
The Gap Inc	7,796	275,978
The Goodyear Tire & Rubber Co *	6,293	79,355
The Home Depot Inc	39,402	2,749,472
The Interpublic Group of Cos Inc	586	7,636
The Madison Square Garden Co ‘A’ *	107	6,163
The TJX Cos Inc	19,072	891,616
The Walt Disney Co	16,931	961,681
Thor Industries Inc	70	2,575
Tiffany & Co	2,739	190,470
Time Warner Cable Inc	7,606	730,632
Tractor Supply Co	1,854	193,057
TripAdvisor Inc *	2,230	117,120
Tupperware Brands Corp	1,438	117,542
Ulta Salon Cosmetics & Fragrance Inc *	1,618	131,333
Under Armour Inc ‘A’ *	1,998	102,298
Urban Outfitters Inc *	2,738	106,070
VF Corp	2,256	378,444
Viacom Inc ‘B’	12,740	784,402
Virgin Media Inc	7,149	350,087
Visteon Corp *	69	3,981
Weight Watchers International Inc	672	28,298
Williams-Sonoma Inc	1,275	65,688
Wyndham Worldwide Corp	3,558	229,420
Wynn Resorts Ltd	2,051	256,703
Yum! Brands Inc	11,855	852,849

		33,441,271

Consumer Staples - 12.4%

Altria Group Inc	40,646	1,397,816
Avon Products Inc	8,566	177,573
Brown-Forman Corp ‘B’	3,364	240,190
Campbell Soup Co	3,533	160,257
Church & Dwight Co Inc	2,205	142,509
Coca-Cola Enterprises Inc	540	19,937
Colgate-Palmolive Co	11,265	1,329,608
Costco Wholesale Corp	11,152	1,183,339

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
CVS Caremark Corp	6,662	$366,343
Dean Foods Co *	4,070	73,789
Dr Pepper Snapple Group Inc	5,451	255,924
Flowers Foods Inc	2,883	94,966
General Mills Inc	13,046	643,298
Green Mountain Coffee Roasters Inc *	2,996	170,053
H.J. Heinz Co	5,129	370,673
Herbalife Ltd (Cayman)	2,796	104,710
Hillshire Brands Co	2,601	91,425
Hormel Foods Corp	1,979	81,772
Ingredion Inc	434	31,387
Kellogg Co	5,877	378,655
Kimberly-Clark Corp	9,023	884,074
Kraft Foods Group Inc	781	40,245
Lorillard Inc	10,077	406,607
McCormick & Co Inc	3,412	250,953
Mead Johnson Nutrition Co	5,247	406,380
Mondelez International Inc ‘A’	2,392	73,219
Monster Beverage Corp *	3,539	168,952
Nu Skin Enterprises Inc ‘A’	1,359	60,068
PepsiCo Inc	40,259	3,184,890
Philip Morris International Inc	40,348	3,740,663
Reynolds American Inc	2,845	126,574
Safeway Inc	816	21,502
Sysco Corp	7,944	279,390
The Clorox Co	195	17,263
The Coca-Cola Co	100,001	4,044,040
The Estee Lauder Cos Inc ‘A’	5,923	379,250
The Fresh Market Inc *	693	29,640
The Hershey Co	3,862	338,041
The Kroger Co	13,579	450,008
The Procter & Gamble Co	5,148	396,705
Wal-Mart Stores Inc	34,327	2,568,689
WhiteWave Foods Co ‘A’ *	311	5,309
Whole Foods Market Inc	4,724	409,807

		25,596,493

Energy - 4.1%

Atwood Oceanics Inc *	462	24,273
Cabot Oil & Gas Corp	5,400	365,094
Cameron International Corp *	4,868	317,394
CARBO Ceramics Inc	519	47,265
Cheniere Energy Inc *	3,606	100,968
Cobalt International Energy Inc *	4,458	125,716
Concho Resources Inc *	2,677	260,820
Continental Resources Inc *	1,085	94,319
Dresser-Rand Group Inc *	1,946	119,990
EOG Resources Inc	6,939	888,678
Era Group Inc *	247	5,187
FMC Technologies Inc *	6,154	334,716
Golar LNG Ltd (NOTC) (Bermuda)	1,143	42,245
Halliburton Co	7,578	306,227
Helmerich & Payne Inc	571	34,660
Kinder Morgan Inc	12,574	486,362
Kosmos Energy Ltd * (Bermuda)	1,832	20,702
Laredo Petroleum Holdings Inc *	514	9,401
National Oilwell Varco Inc	2,500	176,875
Noble Energy Inc	1,015	117,395
Oceaneering International Inc	2,787	185,085
Oil States International Inc *	1,215	99,108
Pioneer Natural Resources Co	2,873	356,970
Range Resources Corp	4,174	338,261
RPC Inc	1,343	20,373
Schlumberger Ltd (Netherlands)	34,328	2,570,824
SEACOR Holdings Inc	247	18,199
SM Energy Co	1,374	81,368
Southwestern Energy Co *	3,107	115,767
The Williams Cos Inc	17,350	649,931
Whiting Petroleum Corp *	440	22,370
World Fuel Services Corp	584	23,196

		8,359,739

	Shares	Value
Financials - 4.7%

Affiliated Managers Group Inc *	986	$151,420
Alexander & Baldwin Inc *	56	2,002
Allied World Assurance Co Holdings AG (Switzerland)	487	45,155
American Campus Communities Inc REIT	269	12,196
American Express Co	16,573	1,118,015
American Tower Corp REIT	10,157	781,276
Aon PLC (United Kingdom)	726	44,649
Apartment Investment & Management Co ‘A’ REIT	2,631	80,666
Arch Capital Group Ltd * (Bermuda)	378	19,871
Arthur J. Gallagher & Co	3,049	125,954
BlackRock Inc	1,754	450,568
Boston Properties Inc REIT	653	65,992
BRE Properties Inc REIT	550	26,774
Brown & Brown Inc	297	9,516
Camden Property Trust REIT	1,636	112,361
CBOE Holdings Inc	1,945	71,848
CBRE Group Inc ‘A’ *	8,442	213,161
Digital Realty Trust Inc REIT	3,304	221,071
Eaton Vance Corp	2,971	124,277
Endurance Specialty Holdings Ltd (Bermuda)	132	6,311
Equity Lifestyle Properties Inc REIT	878	67,430
Equity Residential REIT	652	35,899
Erie Indemnity Co ‘A’	664	50,152
Essex Property Trust Inc REIT	977	147,117
Extra Space Storage Inc REIT	1,784	70,058
Federal Realty Investment Trust REIT	1,291	139,480
Federated Investors Inc ‘B’	1,992	47,151
Franklin Resources Inc	831	125,323
HCP Inc REIT	807	40,237
Home Properties Inc REIT	691	43,823
IntercontinentalExchange Inc *	1,872	305,267
Kilroy Realty Corp REIT	162	8,489
Lazard Ltd ‘A’ (Bermuda)	2,941	100,376
Leucadia National Corp	1,224	33,574
LPL Financial Holdings Inc	1,123	36,206
Marsh & McLennan Cos Inc	11,135	422,796
Mid-America Apartment Communities Inc REIT	1,004	69,336
Moody’s Corp	5,048	269,159
MSCI Inc *	3,126	106,065
People’s United Financial Inc	1,933	25,980
Plum Creek Timber Co Inc REIT	4,156	216,943
Post Properties Inc REIT	582	27,412
Public Storage REIT	3,672	559,319
Rayonier Inc REIT	2,495	148,877
Realogy Holdings Corp *	338	16,508
Regency Centers Corp REIT	1,392	73,651
SEI Investments Co	3,531	101,869
Signature Bank *	205	16,146
Simon Property Group Inc REIT	6,563	1,040,629
T. Rowe Price Group Inc	6,566	491,596
Tanger Factory Outlet Centers Inc REIT	2,382	86,181
Taubman Centers Inc REIT	358	27,802
The Hanover Insurance Group Inc	540	26,827
The McGraw-Hill Cos Inc	7,198	374,872
The St. Joe Co *	145	3,081
The Travelers Cos Inc	4,345	365,806
Validus Holdings Ltd (Bermuda)	397	14,836
Waddell & Reed Financial Inc ‘A’	2,221	97,235
Weyerhaeuser Co REIT	4,425	138,857

		9,655,448

Health Care - 12.4%

Abbott Laboratories ‡	38,394	1,356,076
AbbVie Inc ‡	38,395	1,565,748
Actavis Inc *	3,279	302,029
Agilent Technologies Inc	8,947	375,506

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Alexion Pharmaceuticals Inc *	4,944	$455,540
Allergan Inc	7,812	872,054
AmerisourceBergen Corp	6,060	311,787
Amgen Inc	20,019	2,052,148
ARIAD Pharmaceuticals Inc *	4,678	84,625
Baxter International Inc	12,968	941,995
Becton Dickinson & Co	4,862	464,856
Biogen Idec Inc *	6,166	1,189,483
BioMarin Pharmaceutical Inc *	3,144	195,745
Bristol-Myers Squibb Co	39,479	1,626,140
Bruker Corp *	2,360	45,076
C.R. Bard Inc	2,160	217,685
Cardinal Health Inc	4,809	200,151
Catamaran Corp (NASDAQ) * (Canada)	5,266	279,256
Celgene Corp *	11,339	1,314,303
Cerner Corp *	3,729	353,323
Charles River Laboratories International Inc *	809	35,814
Covance Inc *	95	7,060
Covidien PLC (Ireland)	620	42,061
DaVita HealthCare Partners Inc *	2,419	286,869
DENTSPLY International Inc	1,632	69,229
Edwards Lifesciences Corp *	2,949	242,290
Eli Lilly & Co	9,600	545,184
Endo Health Solutions Inc *	1,904	58,567
Express Scripts Holding Co *	20,734	1,195,315
Gilead Sciences Inc *	38,989	1,907,732
HCA Holdings Inc	2,750	111,732
Henry Schein Inc *	1,313	121,518
IDEXX Laboratories Inc *	1,416	130,824
Illumina Inc *	3,176	171,504
Incyte Corp Ltd *	2,486	58,197
Intuitive Surgical Inc *	1,022	501,996
Johnson & Johnson	15,906	1,296,816
Laboratory Corp of America Holdings *	2,491	224,688
Life Technologies Corp *	428	27,662
McKesson Corp	6,059	654,130
Medivation Inc *	1,865	87,226
Medtronic Inc	1,627	76,404
Mettler-Toledo International Inc *	809	172,495
Mylan Inc *	9,600	277,824
Myriad Genetics Inc *	2,144	54,458
Onyx Pharmaceuticals Inc *	1,849	164,302
Patterson Cos Inc	2,225	84,639
Perrigo Co	2,404	285,427
Quest Diagnostics Inc	469	26,475
Regeneron Pharmaceuticals Inc *	1,988	350,683
ResMed Inc	3,673	170,280
Salix Pharmaceuticals Ltd *	1,572	80,455
Sirona Dental Systems Inc *	275	20,276
St. Jude Medical Inc	5,676	229,537
Stryker Corp	5,866	382,698
Techne Corp	954	64,729
Tenet Healthcare Corp *	139	6,614
The Cooper Cos Inc	362	39,053
Thoratec Corp *	1,488	55,800
United Therapeutics Corp *	1,229	74,809
Universal Health Services Inc ‘B’	119	7,601
Varian Medical Systems Inc *	2,869	206,568
Vertex Pharmaceuticals Inc *	5,432	298,651
Warner Chilcott PLC ‘A’ (Ireland)	4,339	58,793
Waters Corp *	2,287	214,772
WellPoint Inc	473	31,327
Zimmer Holdings Inc	462	34,752
Zoetis Inc *	1,779	59,419

		25,508,781

Industrials - 12.5%

3M Co	16,057	1,707,020
AMETEK Inc	6,205	269,049
Armstrong World Industries Inc	557	31,131

	Shares	Value
BE Aerospace Inc *	2,518	$151,810
C.H. Robinson Worldwide Inc	4,185	248,840
Carlisle Cos Inc	152	10,304
Caterpillar Inc	16,796	1,460,748
Chicago Bridge & Iron Co NV (Netherlands)	1,535	95,324
Cintas Corp	1,208	53,309
Clean Harbors Inc *	1,381	80,222
Colfax Corp *	252	11,728
Con-way Inc	773	27,217
Copa Holdings SA ‘A’ (Panama)	688	82,292
Copart Inc *	2,620	89,814
Covanta Holding Corp	185	3,728
CSX Corp	18,107	445,975
Cummins Inc	4,947	572,912
Danaher Corp	5,095	316,654
Deere & Co	10,238	880,263
Delta Air Lines Inc *	13,971	230,661
Donaldson Co Inc	3,831	138,644
Eaton Corp PLC (Ireland)	2,182	133,648
Emerson Electric Co	15,881	887,271
Equifax Inc	2,788	160,561
Expeditors International of Washington Inc	4,941	176,443
Fastenal Co	7,620	391,287
FedEx Corp	511	50,180
Flowserve Corp	1,159	194,376
Fluor Corp	3,251	215,639
Fortune Brands Home & Security Inc *	691	25,864
General Cable Corp *	57	2,088
Graco Inc	1,555	90,237
Hertz Global Holdings Inc *	3,617	80,514
Honeywell International Inc	20,057	1,511,295
Hubbell Inc ‘B’	1,262	122,553
IDEX Corp	399	21,315
IHS Inc ‘A’ *	1,295	135,612
Illinois Tool Works Inc	9,784	596,237
Ingersoll-Rand PLC (Ireland)	6,304	346,783
Iron Mountain Inc	3,990	144,877
ITT Corp	548	15,580
JB Hunt Transport Services Inc	2,311	172,123
Joy Global Inc	2,723	162,073
Kansas City Southern	2,208	244,867
Kirby Corp *	1,067	81,946
Landstar System Inc	1,216	69,421
Lennox International Inc	1,311	83,235
Lincoln Electric Holdings Inc	2,153	116,650
Lockheed Martin Corp	5,979	577,093
Masco Corp	9,188	186,057
Matson Inc	56	1,378
MRC Global Inc *	369	12,151
MSC Industrial Direct Co Inc ‘A’	1,172	100,534
Nielsen Holdings NV (Netherlands)	769	27,546
Nordson Corp	1,534	101,167
PACCAR Inc	2,073	104,811
Pall Corp	2,980	203,743
Parker Hannifin Corp	1,749	160,173
Pitney Bowes Inc	2,694	40,033
Polypore International Inc *	1,196	48,055
Precision Castparts Corp	3,740	709,179
Robert Half International Inc	3,678	138,035
Rockwell Automation Inc	3,673	317,164
Rockwell Collins Inc	3,557	224,518
Rollins Inc	1,606	39,427
Roper Industries Inc	2,507	319,166
Snap-on Inc	296	24,479
Southwest Airlines Co	3,741	50,429
Spirit AeroSystems Holdings Inc ‘A’ *	696	13,217
SPX Corp	403	31,821
Stericycle Inc *	2,189	232,428
Textron Inc	445	13,265
The Babcock & Wilcox Co	3,050	86,651

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
The Boeing Co	17,411	$1,494,734
The Dun & Bradstreet Corp	740	61,901
The Manitowoc Co Inc	2,620	53,867
The Timken Co	208	11,769
The Toro Co	1,541	70,948
TransDigm Group Inc	1,314	200,937
Triumph Group Inc	442	34,697
Union Pacific Corp	12,258	1,745,662
United Continental Holdings Inc *	8,545	273,525
United Parcel Service Inc ‘B’	18,647	1,601,777
United Rentals Inc *	2,411	132,533
United Technologies Corp	23,460	2,191,868
Valmont Industries Inc	600	94,362
Verisk Analytics Inc ‘A’ *	3,264	201,160
WABCO Holdings Inc *	1,538	108,567
Wabtec Corp	1,239	126,514
Waste Connections Inc	197	7,088
WW Grainger Inc	1,504	338,370
Xylem Inc	503	13,863

		25,666,982

Information Technology - 27.8%

Accenture PLC ‘A’ (Ireland)	16,574	1,259,127
Acme Packet Inc *	1,495	43,684
Adobe Systems Inc *	7,316	318,319
Advanced Micro Devices Inc *	16,504	42,085
Akamai Technologies Inc *	4,260	150,335
Alliance Data Systems Corp *	1,296	209,809
Altera Corp	8,303	294,507
Amphenol Corp ‘A’	4,169	311,216
Analog Devices Inc	668	31,055
ANSYS Inc *	2,397	195,164
AOL Inc *	402	15,473
Apple Inc	24,071	10,654,547
Atmel Corp *	989	6,883
Autodesk Inc *	5,946	245,213
Automatic Data Processing Inc	12,589	818,537
Avago Technologies Ltd (Singapore)	5,906	212,144
BMC Software Inc *	3,676	170,309
Broadcom Corp ‘A’	8,792	304,819
Broadridge Financial Solutions Inc	3,212	79,786
CA Inc	517	13,013
Cadence Design Systems Inc *	7,064	98,402
Citrix Systems Inc *	4,792	345,791
Cognizant Technology Solutions Corp ‘A’ *	7,837	600,393
Compuware Corp *	216	2,700
Concur Technologies Inc *	1,172	80,470
Cypress Semiconductor Corp *	2,248	24,795
Diebold Inc	92	2,789
Dolby Laboratories Inc ‘A’	738	24,767
DST Systems Inc	139	9,907
eBay Inc *	29,814	1,616,515
EchoStar Corp ‘A’ *	282	10,990
EMC Corp *	54,048	1,291,207
Equinix Inc *	1,237	267,575
F5 Networks Inc *	2,043	181,990
Facebook Inc ‘A’ *	10,840	277,287
FactSet Research Systems Inc	1,155	106,953
Fiserv Inc *	2,905	255,146
FleetCor Technologies Inc *	1,253	96,068
FLIR Systems Inc	3,117	81,073
Fortinet Inc *	3,358	79,517
Freescale Semiconductor Ltd * (Bermuda)	1,213	18,062
Fusion-io Inc *	1,693	27,714
Gartner Inc *	2,400	130,584
Genpact Ltd (Bermuda)	2,648	48,167
Global Payments Inc	2,021	100,363
Google Inc ‘A’ *	6,664	5,291,416
Harris Corp	888	41,150
IAC/InterActiveCorp	295	13,181

	Shares	Value
Informatica Corp *	2,784	$95,964
Intel Corp	96,222	2,102,451
International Business Machines Corp	28,060	5,985,198
Intuit Inc	7,559	496,248
IPG Photonics Corp	810	53,792
Jabil Circuit Inc	838	15,486
Jack Henry & Associates Inc	2,246	103,788
Lam Research Corp *	1,355	56,178
Lender Processing Services Inc	2,197	55,936
Linear Technology Corp	5,924	227,304
LinkedIn Corp ‘A’ *	1,681	295,957
LSI Corp *	14,633	99,212
Mastercard Inc ‘A’	2,791	1,510,294
Maxim Integrated Products Inc	3,758	122,699
Microchip Technology Inc	4,981	183,102
MICROS Systems Inc *	2,066	94,024
Microsoft Corp	193,765	5,543,617
Motorola Solutions Inc	7,103	454,805
National Instruments Corp	2,422	79,321
NCR Corp *	4,085	112,583
NetApp Inc *	6,268	214,115
NetSuite Inc *	797	63,808
NeuStar Inc ‘A’ *	1,669	77,659
Nuance Communications Inc *	6,216	125,439
Oracle Corp	98,357	3,180,865
Palo Alto Networks Inc *	146	8,264
Paychex Inc	7,774	272,634
QUALCOMM Inc	44,128	2,954,370
Rackspace Hosting Inc *	2,806	141,647
Red Hat Inc *	4,963	250,929
Riverbed Technology Inc *	4,184	62,383
Rovi Corp *	498	10,662
SAIC Inc	2,646	35,853
salesforce.com inc *	3,769	674,010
ServiceNow Inc *	290	10,498
Silicon Laboratories Inc *	1,024	42,353
Skyworks Solutions Inc *	4,346	95,742
SolarWinds Inc *	1,585	93,674
Solera Holdings Inc	1,787	104,236
Splunk Inc *	397	15,892
Stratasys Ltd * (Israel)	315	23,379
Symantec Corp *	1,070	26,408
Synopsys Inc *	297	10,656
Teradata Corp *	4,341	253,992
Teradyne Inc *	619	10,040
Texas Instruments Inc	19,794	702,291
The Western Union Co	14,903	224,141
TIBCO Software Inc *	4,243	85,793
Total System Services Inc	3,576	88,613
Trimble Navigation Ltd *	6,438	192,882
Vantiv Inc ‘A’ *	1,018	24,167
VeriFone Systems Inc *	2,783	57,552
VeriSign Inc *	3,740	176,827
Visa Inc ‘A’	13,452	2,284,688
VMware Inc ‘A’ *	2,276	179,531
Western Digital Corp	2,315	116,398
Workday Inc ‘A’ *	495	30,507
Xilinx Inc	6,791	259,212
Zebra Technologies Corp ‘A’ *	228	10,746
Zynga Inc ‘A’ *	3,643	12,240

		57,394,052

Materials - 3.7%

Airgas Inc	1,767	175,216
Albemarle Corp	1,294	80,901
Allied Nevada Gold Corp *	2,271	37,381
AptarGroup Inc	560	32,116
Ball Corp	4,032	191,843
Carpenter Technology Corp	104	5,126
Celanese Corp ‘A’	4,024	177,257

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
CF Industries Holdings Inc	375	$71,389
Compass Minerals International Inc	860	67,854
Crown Holdings Inc *	915	38,073
Eastman Chemical Co	3,222	225,121
Ecolab Inc	6,693	536,645
EI du Pont de Nemours & Co	24,120	1,185,739
FMC Corp	3,529	201,259
International Flavors & Fragrances Inc	2,086	159,934
Intrepid Potash Inc	636	11,931
LyondellBasell Industries NV ‘A’ (Netherlands)	608	38,480
Martin Marietta Materials Inc	602	61,416
Molycorp Inc *	716	3,723
Monsanto Co	13,731	1,450,406
NewMarket Corp	226	58,841
Owens-Illinois Inc *	3,139	83,654
Packaging Corp of America	2,315	103,874
PPG Industries Inc	3,641	487,676
Praxair Inc	7,688	857,520
Rock Tenn Co ‘A’	203	18,836
Rockwood Holdings Inc	546	35,730
Royal Gold Inc	1,648	117,057
RPM International Inc	1,285	40,580
Sigma-Aldrich Corp	3,111	241,662
Silgan Holdings Inc	1,202	56,795
Southern Copper Corp	3,123	117,331
Steel Dynamics Inc	1,275	20,234
Tahoe Resources Inc * (Canada)	512	9,006
The Scotts Miracle-Gro Co ‘A’	969	41,900
The Sherwin-Williams Co	2,235	377,469
The Valspar Corp	2,395	149,089
Westlake Chemical Corp	128	11,968
WR Grace & Co *	1,755	136,030

		7,717,062

Telecommunication Services - 2.2%

Crown Castle International Corp *	7,542	525,225
Level 3 Communications Inc *	2,179	44,212
SBA Communications Corp ‘A’ *	3,121	224,774
tw telecom Inc *	3,871	97,510
Verizon Communications Inc	73,133	3,594,487
Windstream Corp	8,987	71,447

		4,557,655

Utilities - 0.2%

Aqua America Inc	425	13,362
ITC Holdings Corp	1,322	118,002
ONEOK Inc	5,349	254,987
Questar Corp	1,044	25,400

		411,751

Total Common Stocks (Cost $160,302,485)		198,309,234

	Shares	Value
EXCHANGE-TRADED FUND - 0.1%

iShares Russell 1000 Growth Index Fund	2,389	$170,383

Total Exchange-Traded Fund (Cost $160,689)		170,383

	Principal Amount

SHORT-TERM INVESTMENT - 3.5%

Repurchase Agreement - 3.5%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $7,237,348; collateralized by U.S. Treasury Notes: 0.250% due 01/15/15 and value $7,385,000)	$7,237,340	7,237,340

Total Short-Term Investment (Cost $7,237,340)		7,237,340

TOTAL INVESTMENTS - 99.8% (Cost $167,700,514)		205,716,957

OTHER ASSETS & LIABILITIES, NET - 0.2%		464,354

NET ASSETS - 100.0%		$206,181,311

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2013, investments with a total aggregate value of $1,220,454 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2013 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
NASDAQ 100 E-Mini (06/13)	31	$1,732,223	$10,597
S&P 500 E-Mini (06/13)	73	5,627,770	76,086

Total Futures Contracts			$86,683

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$198,309,234	$198,309,234	$-	$-
	Exchange-Traded Fund	170,383	170,383	-	-
	Short-Term Investment	7,237,340	-	7,237,340	-
	Derivatives:
	Equity Contracts
	Futures	86,683	86,683	-	-

	Total	$205,803,640	$198,566,300	$7,237,340	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Consumer Discretionary - 8.1%

Aaron’s Inc	536	$15,372
Abercrombie & Fitch Co ‘A’	2,396	110,695
American Eagle Outfitters Inc	1,349	25,226
AutoNation Inc *	498	21,788
Best Buy Co Inc	8,106	179,548
Cablevision Systems Corp ‘A’	5,391	80,649
CarMax Inc *	5,618	234,271
Carnival Corp (Panama)	12,503	428,853
CBS Corp ‘B’	16,181	755,491
Chico’s FAS Inc	1,551	26,057
Choice Hotels International Inc	746	31,563
Clear Channel Outdoor Holdings Inc ‘A’ *	601	4,501
Comcast Corp ‘A’	42,319	1,777,821
D.R. Horton Inc	7,755	188,447
Deckers Outdoor Corp *	417	23,223
DeVry Inc	1,986	63,056
Dillard’s Inc ‘A’	891	69,988
DISH Network Corp ‘A’	1,335	50,597
DreamWorks Animation SKG Inc ‘A’ *	2,050	38,868
DSW Inc ‘A’	67	4,275
Expedia Inc	995	59,710
Foot Locker Inc	3,632	124,360
Ford Motor Co	112,826	1,483,662
GameStop Corp ‘A’	3,751	104,915
Gannett Co Inc	7,074	154,708
Garmin Ltd (Switzerland)	3,044	100,574
General Motors Co *	23,032	640,750
Guess? Inc	1,825	45,315
H&R Block Inc	3,084	90,731
Harman International Industries Inc	2,123	94,750
Hasbro Inc	350	15,379
HomeAway Inc *	141	4,583
Hyatt Hotels Corp ‘A’ *	1,373	59,355
International Game Technology	3,616	59,664
J.C. Penney Co Inc	4,821	72,845
Jarden Corp *	2,774	118,866
John Wiley & Sons Inc ‘A’	819	31,908
Johnson Controls Inc	20,460	717,532
Kohl’s Corp	6,443	297,216
Lamar Advertising Co ‘A’ *	324	15,750
Lear Corp	3,000	164,610
Leggett & Platt Inc	4,221	142,585
Lennar Corp ‘A’	4,869	201,966
Liberty Interactive Corp ‘A’ *	14,405	307,979
Liberty Media Corp *	3,053	340,806
Liberty Ventures ‘A’ *	997	75,353
Lowe’s Cos Inc	29,395	1,114,658
Macy’s Inc	10,085	421,956
Marriott International Inc ‘A’	565	23,860
Mattel Inc	2,319	101,549
MGM Resorts International *	11,967	157,366
Mohawk Industries Inc *	1,715	194,001
Newell Rubbermaid Inc	8,725	227,723
News Corp ‘A’	41,327	1,261,300
Norwegian Cruise Line Holdings Ltd * (Bermuda)	405	12,008
NVR Inc *	17	18,362
Penn National Gaming Inc *	1,827	99,444
PulteGroup Inc *	10,300	208,472
PVH Corp	187	19,973
Regal Entertainment Group ‘A’	1,581	26,355
Royal Caribbean Cruises Ltd (Liberia)	4,558	151,417
Sally Beauty Holdings Inc *	321	9,431
Sears Holdings Corp *	1,085	54,217
Sears Hometown & Outlet Stores Inc *	250	10,088
Service Corp International	6,539	109,397

	Shares	Value
Signet Jewelers Ltd (NYSE) (Bermuda)	2,562	$171,654
Staples Inc	20,738	278,511
Starz-Liberty Capital *	3,074	68,089
Target Corp	18,772	1,284,943
The Interpublic Group of Cos Inc	11,939	155,565
The Madison Square Garden Co ‘A’ *	1,720	99,072
The Walt Disney Co	33,972	1,929,610
The Washington Post Co ‘B’	127	56,769
The Wendy’s Co	8,333	47,248
Thomson Reuters Corp (NYSE) (Canada)	11,169	362,769
Thor Industries Inc	1,184	43,559
Tiffany & Co	608	42,280
Time Warner Inc	28,869	1,663,432
Toll Brothers Inc *	4,327	148,156
TRW Automotive Holdings Corp *	3,031	166,705
Visteon Corp *	1,488	85,858
Whirlpool Corp	2,325	275,420
Williams-Sonoma Inc	1,182	60,897

		20,818,275

Consumer Staples - 7.2%

Altria Group Inc	13,712	471,556
Archer-Daniels-Midland Co	19,808	668,124
Avon Products Inc	3,008	62,356
Beam Inc	4,742	301,307
Brown-Forman Corp ‘B’	572	40,841
Bunge Ltd (Bermuda)	4,391	324,187
Campbell Soup Co	1,111	50,395
Church & Dwight Co Inc	1,603	103,602
Coca-Cola Enterprises Inc	7,787	287,496
Colgate-Palmolive Co	1,193	140,810
ConAgra Foods Inc	12,496	447,482
Constellation Brands Inc ‘A’ *	4,440	211,521
CVS Caremark Corp	30,755	1,691,217
Dean Foods Co *	811	14,703
Energizer Holdings Inc	1,863	185,797
General Mills Inc	4,228	208,483
Green Mountain Coffee Roasters Inc *	639	36,270
H.J. Heinz Co	3,629	262,268
Hillshire Brands Co	526	18,489
Hormel Foods Corp	1,755	72,516
Ingredion Inc	1,809	130,827
Kellogg Co	404	26,030
Kimberly-Clark Corp	1,252	122,671
Kraft Foods Group Inc	16,851	868,332
Molson Coors Brewing Co ‘B’	3,855	188,625
Mondelez International Inc ‘A’	50,550	1,547,335
Philip Morris International Inc	4,156	385,303
Reynolds American Inc	6,577	292,611
Safeway Inc	6,238	164,371
Smithfield Foods Inc *	4,240	112,275
Sysco Corp	8,337	293,212
The Clorox Co	3,671	324,994
The J.M. Smucker Co	3,370	334,169
The Procter & Gamble Co	76,386	5,886,305
Tyson Foods Inc ‘A’	8,746	217,076
Wal-Mart Stores Inc	10,726	802,626
Walgreen Co	25,948	1,237,201
WhiteWave Foods Co ‘A’ *	272	4,643

		18,538,026

Energy - 15.5%

Alpha Natural Resources Inc *	6,716	55,138
Anadarko Petroleum Corp	15,025	1,313,936
Apache Corp	11,755	907,016
Atwood Oceanics Inc *	1,168	61,367
Baker Hughes Inc	13,190	612,148
Cameron International Corp *	1,721	112,209
Cheniere Energy Inc *	2,257	63,196
Chesapeake Energy Corp	19,926	406,690

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Chevron Corp	59,322	$7,048,640
Cimarex Energy Co	2,580	194,635
Cobalt International Energy Inc *	314	8,855
ConocoPhillips	38,030	2,285,603
CONSOL Energy Inc	6,848	230,435
Denbury Resources Inc *	11,756	219,249
Devon Energy Corp	12,164	686,293
Diamond Offshore Drilling Inc	2,072	144,128
Energen Corp	2,172	112,966
EQT Corp	3,961	268,358
Era Group Inc *	329	6,909
EXCO Resources Inc	3,804	27,122
Exxon Mobil Corp	140,620	12,671,268
Halliburton Co	18,906	763,991
Helmerich & Payne Inc	2,221	134,815
Hess Corp	9,155	655,590
HollyFrontier Corp	6,222	320,122
Laredo Petroleum Holdings Inc *	35	640
Marathon Oil Corp	21,215	715,370
Marathon Petroleum Corp	10,248	918,221
McDermott International Inc * (Panama)	7,105	78,084
Murphy Oil Corp	5,842	372,311
Nabors Industries Ltd (Bermuda)	8,741	141,779
National Oilwell Varco Inc	9,897	700,213
Newfield Exploration Co *	4,062	91,070
Noble Energy Inc	4,161	481,261
Occidental Petroleum Corp	24,392	1,911,601
Oil States International Inc *	236	19,251
Patterson-UTI Energy Inc	4,477	106,732
Peabody Energy Corp	8,200	173,430
Phillips 66	18,805	1,315,786
Pioneer Natural Resources Co	665	82,626
Plains Exploration & Production Co *	3,880	184,184
QEP Resources Inc	5,370	170,981
Rowan Cos PLC ‘A’ * (United Kingdom)	3,739	132,211
RPC Inc	291	4,414
SandRidge Energy Inc *	14,753	77,748
SEACOR Holdings Inc	352	25,935
SM Energy Co	322	19,069
Southwestern Energy Co *	6,871	256,013
Spectra Energy Corp	19,635	603,776
Superior Energy Services Inc *	4,744	123,202
Teekay Corp	1,105	39,736
Tesoro Corp	4,223	247,257
Tidewater Inc	1,547	78,123
Ultra Petroleum Corp * (Canada)	4,607	92,601
Unit Corp *	1,470	66,958
Valero Energy Corp	16,630	756,499
Whiting Petroleum Corp *	3,038	154,452
World Fuel Services Corp	1,486	59,024
WPX Energy Inc *	5,987	95,912

		39,607,149

Financials - 26.9%

ACE Ltd (Switzerland)	10,187	906,337
Affiliated Managers Group Inc *	396	60,814
Aflac Inc	14,066	731,713
Alexander & Baldwin Inc *	1,171	41,863
Alexandria Real Estate Equities Inc REIT	1,869	132,662
Alleghany Corp *	509	201,523
Allied World Assurance Co Holdings AG (Switzerland)	545	50,532
American Campus Communities Inc REIT	2,805	127,179
American Capital Agency Corp REIT	11,927	390,967
American Capital Ltd *	9,507	138,755
American Express Co	10,752	725,330
American Financial Group Inc	2,409	114,138
American International Group Inc *	19,392	752,797
American National Insurance Co	218	18,938
Ameriprise Financial Inc	6,239	459,502

	Shares	Value
Annaly Capital Management Inc REIT	29,319	$465,879
Aon PLC (United Kingdom)	8,985	552,577
Apartment Investment & Management Co ‘A’ REIT	1,256	38,509
Arch Capital Group Ltd * (Bermuda)	3,621	190,356
Ares Capital Corp	7,468	135,171
Aspen Insurance Holdings Ltd (Bermuda)	2,155	83,140
Associated Banc-Corp	5,243	79,641
Assurant Inc	2,442	109,914
Assured Guaranty Ltd (Bermuda)	5,162	106,389
AvalonBay Communities Inc REIT	3,441	435,871
AXIS Capital Holdings Ltd (Bermuda)	3,114	129,605
Bank of America Corp	324,084	3,947,343
Bank of Hawaii Corp	1,377	69,965
BankUnited Inc	1,118	28,643
BB&T Corp	21,015	659,661
Berkshire Hathaway Inc ‘B’ *	53,555	5,580,431
BioMed Realty Trust Inc REIT	5,095	110,052
BlackRock Inc	1,781	457,503
BOK Financial Corp	777	48,407
Boston Properties Inc REIT	3,746	378,571
Brandywine Realty Trust REIT	4,342	64,479
BRE Properties Inc REIT	1,655	80,565
Brown & Brown Inc	3,209	102,816
Camden Property Trust REIT	641	44,024
Capital One Financial Corp	17,455	959,152
CapitalSource Inc	6,555	63,059
Capitol Federal Financial Inc	4,585	55,341
CBL & Associates Properties Inc REIT	4,476	105,634
CBOE Holdings Inc	339	12,523
Chimera Investment Corp REIT	30,948	98,724
Cincinnati Financial Corp	4,394	207,353
CIT Group Inc *	6,043	262,750
Citigroup Inc	88,178	3,900,995
City National Corp	1,406	82,827
CME Group Inc ‘A’	9,996	613,654
CNA Financial Corp	800	26,152
Comerica Inc	5,919	212,788
Commerce Bancshares Inc	2,376	97,012
CommonWealth REIT	3,565	79,999
Corporate Office Properties Trust REIT	2,315	61,764
Corrections Corp of America REIT	3,011	117,640
Cullen/Frost Bankers Inc	1,605	100,361
DDR Corp REIT	7,153	124,605
Discover Financial Services	14,965	671,031
Douglas Emmett Inc REIT	4,206	104,856
Duke Realty Corp REIT	9,665	164,112
E*TRADE Financial Corp *	8,608	92,192
East West Bancorp Inc	4,355	111,793
Endurance Specialty Holdings Ltd (Bermuda)	1,191	56,942
Equity Lifestyle Properties Inc REIT	217	16,666
Equity Residential REIT	8,991	495,044
Everest Re Group Ltd (Bermuda)	1,588	206,218
Extra Space Storage Inc REIT	1,254	49,245
Federal Realty Investment Trust REIT	417	45,053
Federated Investors Inc ‘B’	465	11,007
Fidelity National Financial Inc ‘A’	6,707	169,218
Fifth Third Bancorp	27,678	451,428
First Citizens BancShares Inc ‘A’	149	27,222
First Horizon National Corp	7,614	81,318
First Niagara Financial Group Inc	10,625	94,137
First Republic Bank	3,072	118,641
Forest City Enterprises Inc ‘A’ *	4,515	80,232
Franklin Resources Inc	3,217	485,156
Fulton Financial Corp	6,069	71,007
General Growth Properties Inc REIT	15,887	315,834
Genworth Financial Inc ‘A’ *	14,798	147,980
Hatteras Financial Corp REIT	2,947	80,836
HCC Insurance Holdings Inc	3,048	128,107
HCP Inc REIT	12,646	630,530

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Health Care REIT Inc	7,792	$529,155
Home Properties Inc REIT	711	45,092
Hospitality Properties Trust REIT	4,209	115,495
Host Hotels & Resorts Inc REIT	21,636	378,414
Hudson City Bancorp Inc	15,902	137,393
Huntington Bancshares Inc	26,026	192,332
Interactive Brokers Group Inc ‘A’	1,239	18,473
Invesco Ltd (Bermuda)	13,485	390,526
Janus Capital Group Inc	5,759	54,135
Jones Lang LaSalle Inc	1,317	130,923
JPMorgan Chase & Co	114,475	5,432,983
Kemper Corp	1,473	48,035
KeyCorp	28,680	285,653
Kilroy Realty Corp REIT	2,076	108,782
Kimco Realty Corp REIT	12,245	274,288
Legg Mason Inc	3,975	127,796
Leucadia National Corp	7,990	219,166
Liberty Property Trust REIT	3,119	123,980
Lincoln National Corp	8,588	280,055
Loews Corp	9,384	413,553
LPL Financial Holdings Inc	222	7,157
M&T Bank Corp	3,808	392,833
Mack-Cali Realty Corp REIT	2,650	75,816
Markel Corp *	290	146,015
Marsh & McLennan Cos Inc	3,422	129,933
MBIA Inc *	4,332	44,490
Mercury General Corp	391	14,831
MetLife Inc	25,586	972,780
MFA Financial Inc REIT	10,753	100,218
Mid-America Apartment Communities Inc REIT	78	5,387
Morgan Stanley	46,339	1,018,531
National Retail Properties Inc REIT	3,488	126,161
New York Community Bancorp Inc	13,218	189,678
Northern Trust Corp	6,486	353,876
NYSE Euronext	7,643	295,326
Old Republic International Corp	7,816	99,341
PartnerRe Ltd (Bermuda)	1,844	171,695
People’s United Financial Inc	7,924	106,499
Piedmont Office Realty Trust Inc ‘A’ REIT	5,203	101,927
Popular Inc *	3,097	85,508
Post Properties Inc REIT	950	44,745
Principal Financial Group Inc	9,031	307,325
ProAssurance Corp	1,847	87,419
Prologis Inc REIT	13,849	553,683
Protective Life Corp	2,441	87,388
Prudential Financial Inc	14,050	828,809
Raymond James Financial Inc	3,423	157,800
Rayonier Inc REIT	761	45,409
Realogy Holdings Corp *	1,092	53,333
Realty Income Corp REIT	5,903	267,701
Regency Centers Corp REIT	1,089	57,619
Regions Financial Corp	42,495	348,034
Reinsurance Group of America Inc	2,220	132,467
RenaissanceRe Holdings Ltd (Bermuda)	1,330	122,347
Retail Properties of America Inc ‘A’ REIT	2,524	37,355
Senior Housing Properties Trust REIT	5,662	151,911
Signature Bank *	1,213	95,536
Simon Property Group Inc REIT	1,423	225,631
SL Green Realty Corp REIT	2,567	221,044
SLM Corp	13,907	284,815
StanCorp Financial Group Inc	1,349	57,683
State Street Corp	13,739	811,838
SunTrust Banks Inc	16,190	466,434
SVB Financial Group *	1,332	94,492
Synovus Financial Corp	8,925	24,722
Taubman Centers Inc REIT	972	75,486
TCF Financial Corp	4,899	73,289
TD Ameritrade Holding Corp	6,984	144,010
TFS Financial Corp *	2,416	26,165
The Allstate Corp	14,754	723,979

	Shares	Value
The Bank of New York Mellon Corp	35,873	$1,004,085
The Charles Schwab Corp	32,320	571,741
The Chubb Corp	8,118	710,569
The Goldman Sachs Group Inc	13,998	2,059,806
The Hanover Insurance Group Inc	744	36,962
The Hartford Financial Services Group Inc	13,264	342,211
The Howard Hughes Corp *	830	69,562
The Macerich Co REIT	3,989	256,812
The NASDAQ OMX Group Inc	3,508	113,308
The PNC Financial Services Group Inc	15,901	1,057,416
The Progressive Corp	18,385	464,589
The St. Joe Co *	1,664	35,360
The Travelers Cos Inc	6,622	557,506
Torchmark Corp	2,907	173,839
U.S. Bancorp	56,966	1,932,856
UDR Inc REIT	7,439	179,949
Unum Group	8,193	231,452
Validus Holdings Ltd (Bermuda)	2,668	99,703
Valley National Bancorp	5,984	61,276
Ventas Inc REIT	8,691	636,181
Vornado Realty Trust REIT	5,585	467,129
Washington Federal Inc	3,185	55,738
Weingarten Realty Investors REIT	3,650	115,157
Wells Fargo & Co	147,337	5,449,996
Weyerhaeuser Co REIT	10,996	345,054
White Mountains Insurance Group Ltd (Bermuda)	169	95,843
W.R. Berkley Corp	3,340	148,196
XL Group PLC (Ireland)	8,865	268,609
Zions Bancorp	5,546	138,595

		68,872,900

Health Care - 11.5%

Abbott Laboratories	2,466	87,099
AbbVie Inc	2,465	100,523
Aetna Inc	9,867	504,401
Alere Inc *	2,440	62,293
Allscripts Healthcare Solutions Inc *	5,180	70,396
Baxter International Inc	1,410	102,422
Becton Dickinson & Co	408	39,009
Bio-Rad Laboratories Inc ‘A’ *	611	76,986
Boston Scientific Corp *	40,820	318,804
Bristol-Myers Squibb Co	4,677	192,646
Brookdale Senior Living Inc *	2,930	81,688
Cardinal Health Inc	4,791	199,401
CareFusion Corp *	6,678	233,663
Charles River Laboratories International Inc *	541	23,950
CIGNA Corp	8,673	540,935
Community Health Systems Inc	2,738	129,754
Covance Inc *	1,565	116,311
Coventry Health Care Inc	4,029	189,484
Covidien PLC (Ireland)	13,766	933,885
DENTSPLY International Inc	2,366	100,366
Eli Lilly & Co	19,600	1,113,084
Endo Health Solutions Inc *	1,300	39,988
Forest Laboratories Inc *	7,994	304,092
HCA Holdings Inc	1,756	71,346
Health Management Associates Inc ‘A’ *	7,722	99,382
Health Net Inc *	2,517	72,037
Henry Schein Inc *	1,169	108,191
Hill-Rom Holdings Inc	1,848	65,087
Hologic Inc *	7,964	179,986
Hospira Inc *	4,971	163,198
Humana Inc	4,910	339,330
Johnson & Johnson	64,007	5,218,491
Life Technologies Corp *	4,868	314,619
LifePoint Hospitals Inc *	1,475	71,479
MEDNAX Inc *	1,482	132,832
Medtronic Inc	29,291	1,375,505
Merck & Co Inc	91,468	4,045,630

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Mylan Inc *	979	$28,332
Omnicare Inc	3,238	131,851
Patterson Cos Inc	212	8,065
PerkinElmer Inc	3,430	115,385
Pfizer Inc	225,184	6,498,810
QIAGEN NV (XNGS) * (Netherlands)	7,091	149,478
Quest Diagnostics Inc	4,211	237,711
Sirona Dental Systems Inc *	1,365	100,641
St. Jude Medical Inc	2,123	85,854
Stryker Corp	2,461	160,556
Teleflex Inc	1,229	103,863
Tenet Healthcare Corp *	2,931	139,457
The Cooper Cos Inc	1,001	107,988
Thermo Fisher Scientific Inc	11,048	845,062
UnitedHealth Group Inc	31,201	1,785,009
Universal Health Services Inc ‘B’	2,537	162,038
VCA Antech Inc *	2,662	62,530
WellPoint Inc	8,568	567,459
Zimmer Holdings Inc	4,769	358,724
Zoetis Inc *	902	30,127

		29,497,233

Industrials - 8.9%

3M Co	2,109	224,208
AECOM Technology Corp *	3,239	106,239
AGCO Corp	2,927	152,555
Air Lease Corp	2,033	59,608
Alliant Techsystems Inc	1,002	72,575
Avery Dennison Corp	3,121	134,421
Carlisle Cos Inc	1,705	115,582
Chicago Bridge & Iron Co NV (Netherlands)	1,380	85,698
Cintas Corp	1,737	76,654
CNH Global NV (Netherlands)	856	35,370
Colfax Corp *	1,024	47,657
Con-way Inc	746	26,267
Copa Holdings SA ‘A’ (Panama)	186	22,247
Covanta Holding Corp	3,077	62,002
Crane Co	1,475	82,394
CSX Corp	10,101	248,788
Danaher Corp	11,507	715,160
Delta Air Lines Inc *	9,234	152,453
Dover Corp	5,167	376,571
Eaton Corp PLC (Ireland)	11,313	692,921
Emerson Electric Co	3,511	196,160
Engility Holdings Inc *	486	11,654
Equifax Inc	375	21,596
Exelis Inc	5,661	61,648
Expeditors International of Washington Inc	617	22,033
FedEx Corp	8,888	872,802
Flowserve Corp	110	18,448
Fluor Corp	1,289	85,499
Fortune Brands Home & Security Inc *	4,013	150,207
Gardner Denver Inc	1,508	113,266
GATX Corp	1,416	73,590
General Cable Corp *	1,431	52,418
General Dynamics Corp	9,556	673,794
General Electric Co	318,623	7,366,564
GrafTech International Ltd *	3,633	27,901
Harsco Corp	2,445	60,563
Hertz Global Holdings Inc *	3,261	72,590
Hubbell Inc ‘B’	315	30,590
Huntington Ingalls Industries Inc	1,492	79,568
IDEX Corp	2,040	108,977
Illinois Tool Works Inc	695	42,353
Ingersoll-Rand PLC (Ireland)	1,620	89,116
Iron Mountain Inc	361	13,108
ITT Corp	2,141	60,869
Jacobs Engineering Group Inc *	3,883	218,380
Kansas City Southern	730	80,957
KAR Auction Services Inc	858	17,186

	Shares	Value
KBR Inc	4,468	$143,333
Kennametal Inc	2,412	94,164
Kirby Corp *	446	34,253
L-3 Communications Holdings Inc	2,713	219,536
Lockheed Martin Corp	857	82,718
Manpower Inc	2,415	136,979
Matson Inc	1,219	29,987
MRC Global Inc *	265	8,726
Navistar International Corp *	2,142	74,049
Nielsen Holdings NV (Netherlands)	2,751	98,541
Nordson Corp	142	9,365
Norfolk Southern Corp	9,798	755,230
Northrop Grumman Corp	7,133	500,380
Oshkosh Corp *	2,760	117,272
Owens Corning *	3,663	144,432
PACCAR Inc	8,306	419,951
Parker Hannifin Corp	2,500	228,950
Pentair Ltd (Switzerland)	6,322	333,485
Pitney Bowes Inc	1,926	28,620
Quanta Services Inc *	6,291	179,797
Raytheon Co	10,027	589,487
Regal-Beloit Corp	1,261	102,847
Republic Services Inc	9,124	301,092
RR Donnelley & Sons Co	5,493	66,191
Ryder System Inc	1,544	92,254
Snap-on Inc	1,402	115,945
Southwest Airlines Co	17,736	239,081
Spirit AeroSystems Holdings Inc ‘A’ *	2,806	53,286
SPX Corp	1,044	82,434
Stanley Black & Decker Inc	4,821	390,356
Terex Corp *	3,325	114,446
Textron Inc	7,912	235,857
The ADT Corp	6,963	340,769
The Boeing Co	2,187	187,754
The Dun & Bradstreet Corp	444	37,141
The Manitowoc Co Inc	944	19,409
The Timken Co	2,399	135,735
Towers Watson & Co ‘A’	1,829	126,786
Trinity Industries Inc	2,418	109,608
Triumph Group Inc	991	77,794
Tyco International Ltd (Switzerland)	13,925	445,600
URS Corp	2,281	108,142
UTi Worldwide Inc (United Kingdom)	3,170	45,902
Verisk Analytics Inc ‘A’ *	604	37,225
WABCO Holdings Inc *	141	9,953
Waste Connections Inc	3,496	125,786
Waste Management Inc	13,925	545,999
WESCO International Inc *	1,313	95,337
Xylem Inc	4,975	137,111

		22,720,302

Information Technology - 6.5%

Activision Blizzard Inc	12,749	185,753
Adobe Systems Inc *	6,375	277,376
Akamai Technologies Inc *	400	14,116
Amdocs Ltd (United Kingdom)	5,079	184,114
Analog Devices Inc	8,213	381,822
AOL Inc *	1,706	65,664
Applied Materials Inc	36,029	485,671
Arrow Electronics Inc *	3,191	129,618
Atmel Corp *	12,237	85,170
Avago Technologies Ltd (Singapore)	436	15,661
Avnet Inc *	4,132	149,578
AVX Corp	1,509	17,957
Booz Allen Hamilton Holding Corp	704	9,462
Broadcom Corp ‘A’	6,302	218,490
Brocade Communications Systems Inc *	13,829	79,793
CA Inc	10,069	253,437
Cisco Systems Inc	161,097	3,368,538
Computer Sciences Corp	4,671	229,953

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Compuware Corp *	6,221	$77,763
CoreLogic Inc *	2,941	76,054
Corning Inc	45,650	608,515
Cree Inc *	3,496	191,266
Cypress Semiconductor Corp *	1,757	19,380
Dell Inc	44,350	635,536
Diebold Inc	1,736	52,636
Dolby Laboratories Inc ‘A’	587	19,700
DST Systems Inc	850	60,580
EchoStar Corp ‘A’ *	868	33,826
Electronic Arts Inc *	9,113	161,300
Fairchild Semiconductor International Inc *	3,877	54,821
Fidelity National Information Services Inc	7,549	299,091
Fiserv Inc *	703	61,745
FLIR Systems Inc	851	22,135
Freescale Semiconductor Ltd * (Bermuda)	66	983
Genpact Ltd (Bermuda)	773	14,061
Harris Corp	2,409	111,633
Hewlett-Packard Co	59,469	1,417,741
IAC/InterActiveCorp	2,005	89,583
Ingram Micro Inc ‘A’ *	4,590	90,331
Intel Corp	38,889	849,725
Itron Inc *	1,217	56,469
Jabil Circuit Inc	4,559	84,250
JDS Uniphase Corp *	6,967	93,149
Juniper Networks Inc *	15,934	295,416
KLA-Tencor Corp	5,035	265,546
Lam Research Corp *	3,465	143,659
Lexmark International Inc ‘A’	1,994	52,642
Marvell Technology Group Ltd (Bermuda)	13,211	139,772
Maxim Integrated Products Inc	4,399	143,627
Micron Technology Inc *	29,777	297,175
Molex Inc	4,159	121,776
NetApp Inc *	3,597	122,874
NVIDIA Corp	18,623	238,747
ON Semiconductor Corp *	13,676	113,237
Palo Alto Networks Inc *	42	2,377
Paychex Inc	669	23,462
PMC-Sierra Inc *	6,279	42,634
Polycom Inc *	5,439	60,264
Rovi Corp *	2,479	53,075
SAIC Inc	5,545	75,135
SanDisk Corp *	7,330	403,150
ServiceNow Inc *	131	4,742
Silicon Laboratories Inc *	99	4,095
Skyworks Solutions Inc *	614	13,526
Stratasys Ltd * (Israel)	502	37,258
Symantec Corp *	20,446	504,607
Synopsys Inc *	4,288	153,853
Tech Data Corp *	1,152	52,543
Teradyne Inc *	4,947	80,240
Texas Instruments Inc	11,292	400,640
Total System Services Inc	676	16,751
VeriSign Inc *	375	17,730
Vishay Intertechnology Inc *	4,022	54,739
Western Digital Corp	3,963	199,260
Workday Inc ‘A’ *	194	11,956
Xerox Corp	38,288	329,277
Yahoo! Inc *	33,117	779,243
Zebra Technologies Corp ‘A’ *	1,325	62,447

		16,651,921

Materials - 3.5%

Air Products & Chemicals Inc	6,360	554,083
Albemarle Corp	1,175	73,461
Alcoa Inc	32,098	273,475
Allegheny Technologies Inc	3,227	102,328
AptarGroup Inc	1,335	76,562
Ashland Inc	2,362	175,497
Bemis Co Inc	3,105	125,318

	Shares	Value
Cabot Corp	1,921	$65,698
Carpenter Technology Corp	1,242	61,218
CF Industries Holdings Inc	1,536	292,408
Cliffs Natural Resources Inc	4,806	91,362
Commercial Metals Co	3,525	55,871
Crown Holdings Inc *	3,407	141,765
Cytec Industries Inc	1,385	102,601
Domtar Corp	1,067	82,821
Eastman Chemical Co	836	58,411
Freeport-McMoRan Copper & Gold Inc	28,547	944,906
Greif Inc ‘A’	957	51,314
Huntsman Corp	5,760	107,078
International Paper Co	13,155	612,760
Intrepid Potash Inc	890	16,696
Kronos Worldwide Inc	605	9,468
LyondellBasell Industries NV ‘A’ (Netherlands)	8,957	566,889
Martin Marietta Materials Inc	678	69,170
MeadWestvaco Corp	5,205	188,941
Molycorp Inc *	2,123	11,040
Newmont Mining Corp	14,757	618,171
Nucor Corp	9,538	440,179
Owens-Illinois Inc *	1,315	35,045
Packaging Corp of America	238	10,679
Reliance Steel & Aluminum Co	2,262	160,987
Rock Tenn Co ‘A’	1,883	174,724
Rockwood Holdings Inc	1,446	94,626
RPM International Inc	2,426	76,613
Sealed Air Corp	5,844	140,899
Sonoco Products Co	3,030	106,020
Southern Copper Corp	1,235	46,399
Steel Dynamics Inc	5,176	82,143
Tahoe Resources Inc * (Canada)	1,928	33,914
The Dow Chemical Co	35,952	1,144,712
The Mosaic Co	8,921	531,781
The Scotts Miracle-Gro Co ‘A’	150	6,486
United States Steel Corp	4,339	84,610
Vulcan Materials Co	3,894	201,320
Walter Energy Inc	1,905	54,292
Westlake Chemical Corp	465	43,477
WR Grace & Co *	200	15,502

		9,013,720

Telecommunication Services - 3.0%

AT&T Inc ‡	165,140	6,058,987
CenturyLink Inc	18,687	656,474
Clearwire Corp ‘A’ *	10,478	33,949
Frontier Communications Corp	30,070	119,679
Level 3 Communications Inc *	2,419	49,081
MetroPCS Communications Inc *	9,147	99,702
NII Holdings Inc *	5,357	23,196
Sprint Nextel Corp *	90,209	560,198
Telephone & Data Systems Inc	2,882	60,724
U.S. Cellular Corp *	435	15,660
Windstream Corp	7,255	57,677

		7,735,327

Utilities - 6.5%

AGL Resources Inc	3,532	148,168
Alliant Energy Corp	3,340	167,601
Ameren Corp	7,302	255,716
American Electric Power Co Inc	14,568	708,442
American Water Works Co Inc	5,303	219,756
Aqua America Inc	3,716	116,831
Atmos Energy Corp	2,712	115,775
Calpine Corp *	11,506	237,024
CenterPoint Energy Inc	12,857	308,054
CMS Energy Corp	7,873	219,972
Consolidated Edison Inc	8,811	537,735
Dominion Resources Inc	17,189	1,000,056
DTE Energy Co	5,118	349,764

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Duke Energy Corp	21,167	$1,536,513
Edison International	9,801	493,186
Entergy Corp	5,330	337,069
Exelon Corp	25,638	883,998
FirstEnergy Corp	12,581	530,918
Great Plains Energy Inc	4,107	95,241
Hawaiian Electric Industries Inc	2,913	80,719
Integrys Energy Group Inc	2,357	137,083
MDU Resources Group Inc	5,686	142,093
National Fuel Gas Co	2,183	133,927
NextEra Energy Inc	12,544	974,418
NiSource Inc	9,321	273,478
Northeast Utilities	9,435	410,045
NRG Energy Inc	9,681	256,450
NV Energy Inc	7,106	142,333
OGE Energy Corp	2,967	207,631
Pepco Holdings Inc	6,873	147,082
PG&E Corp	12,704	565,709
Pinnacle West Capital Corp	3,295	190,748
PPL Corp	17,448	546,297
Public Service Enterprise Group Inc	15,218	522,586
Questar Corp	4,160	101,213
SCANA Corp	3,528	180,493
Sempra Energy	7,249	579,485
Southern Co	26,127	1,225,879
TECO Energy Inc	6,496	115,759
The AES Corp	19,309	242,714
UGI Corp	3,383	129,873
Vectren Corp	2,471	87,523
Westar Energy Inc	3,800	126,084
Wisconsin Energy Corp	6,934	297,399
Xcel Energy Inc	14,649	435,075

		16,513,915

Total Common Stocks (Cost $206,746,934)		249,968,768

EXCHANGE-TRADED FUND - 0.3%

iShares Russell 1000 Value Index Fund	11,839	960,972

Total Exchange-Traded Fund (Cost $800,493)		960,972

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.4%

Repurchase Agreement - 3.4%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $8,612,603; collateralized by U.S. Treasury Notes: 0.250% due 01/15/15 and value $8,785,000)	$8,612,593	$8,612,593

Total Short-Term Investment (Cost $8,612,593)		8,612,593

TOTAL INVESTMENTS - 101.3% (Cost $216,160,020)		259,542,333

OTHER ASSETS & LIABILITIES, NET - (1.3%)		(3,397,933)

NET ASSETS - 100.0%		$256,144,400

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2013, an investment with a value of $1,241,957 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2013 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
S&P 500 E-Mini (06/13)	63	$4,874,644	$47,861

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$249,968,768	$249,968,768	$-	$-
	Exchange-Traded Fund	960,972	960,972	-	-
	Short-Term Investment	8,612,593	-	8,612,593	-
	Derivatives:
	Equity Contracts
	Futures	47,861	47,861	-	-

	Total	$259,590,194	$250,977,601	$8,612,593	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

Allos Therapeutics Inc Exp. 11/30/13 * +	3,907	$-

Total Rights (Cost $0)		-

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Strike @ $10.50 Exp. 10/14/13 *	475	62

Total Warrants (Cost $0)		62

COMMON STOCKS - 95.6%

Consumer Discretionary - 14.8%

1-800-FLOWERS.COM Inc ‘A’ *	107	532
Aeropostale Inc *	5,681	77,262
AFC Enterprises Inc *	1,711	62,161
America’s Car-Mart Inc *	562	26,268
American Greetings Corp ‘A’	160	2,576
American Public Education Inc *	1,266	44,171
Ameristar Casinos Inc	2,018	52,932
ANN Inc *	3,414	99,074
Arbitron Inc	1,849	86,663
Arctic Cat Inc *	891	38,937
Asbury Automotive Group Inc *	1,722	63,180
Barnes & Noble Inc *	160	2,632
bebe stores Inc	220	917
Belo Corp ‘A’	2,435	23,936
Biglari Holdings Inc *	8	2,986
BJ’s Restaurants Inc *	1,724	57,375
Bloomin’ Brands Inc *	933	16,673
Blue Nile Inc *	874	30,109
Blyth Inc	728	12,638
Bob Evans Farms Inc	277	11,806
Body Central Corp *	1,123	10,556
Boyd Gaming Corp *	277	2,291
Bravo Brio Restaurant Group Inc *	1,371	21,703
Bridgepoint Education Inc *	1,213	12,409
Bright Horizons Family Solutions Inc *	502	16,963
Brunswick Corp	6,251	213,909
Buffalo Wild Wings Inc *	1,298	113,614
Cabela’s Inc *	2,962	180,030
Caesars Entertainment Corp *	2,293	36,367
CafePress Inc *	345	2,073
Capella Education Co *	894	27,839
Carmike Cinemas Inc *	394	7,139
Carrols Restaurant Group Inc *	746	3,872
Cavco Industries Inc *	438	20,836
CEC Entertainment Inc	1,283	42,018
Cherokee Inc	528	7,234
Churchill Downs Inc	301	21,082
Chuy’s Holdings Inc *	346	11,273
Citi Trends Inc *	67	685
Coinstar Inc *	1,951	113,977
Collectors Universe	384	4,520
Conn’s Inc *	110	3,949
Cooper Tire & Rubber Co	3,774	96,841
Core-Mark Holding Co Inc	124	6,362
Cracker Barrel Old Country Store Inc	1,345	108,743
Crocs Inc *	6,284	93,129

	Shares	Value
Crown Media Holdings Inc ‘A’ *	462	$947
Dana Holding Corp	1,056	18,828
Del Frisco’s Restaurant Group Inc *	311	5,163
Denny’s Corp *	5,292	30,535
Destination Maternity Corp	418	9,781
DineEquity Inc	1,068	73,468
Domino’s Pizza Inc	4,053	208,486
Dorman Products Inc	1,706	63,480
Drew Industries Inc	638	23,166
Einstein Noah Restaurant Group Inc	401	5,947
Ethan Allen Interiors Inc	1,476	48,590
Express Inc *	6,253	111,366
Fiesta Restaurant Group Inc *	1,025	27,234
Fifth & Pacific Cos Inc *	479	9,043
Five Below Inc *	389	14,739
Francesca’s Holdings Corp *	2,429	69,615
Fuel Systems Solutions Inc *	201	3,310
G-III Apparel Group Ltd *	143	5,736
Geeknet Inc *	309	4,564
Genesco Inc *	1,711	102,814
Gentherm Inc *	2,072	33,939
Global Sources Ltd * (Bermuda)	192	1,452
Gordmans Stores Inc *	598	7,003
Grand Canyon Education Inc *	2,784	70,686
hhgregg Inc *	51	564
Hibbett Sports Inc *	1,843	103,706
Hillenbrand Inc	3,845	97,202
Hot Topic Inc	2,969	41,210
HSN Inc	2,498	137,040
Ignite Restaurant Group Inc *	474	6,958
Interval Leisure Group Inc	2,722	59,176
iRobot Corp *	1,932	49,575
Jack in the Box Inc *	2,493	86,233
Jamba Inc *	5,761	16,419
Jos. A. Bank Clothiers Inc *	1,803	71,940
K12 Inc *	1,878	45,279
Kayak Software Corp *	174	6,953
La-Z-Boy Inc	1,082	20,417
LeapFrog Enterprises Inc *	3,563	30,499
Libbey Inc *	1,444	27,912
Life Time Fitness Inc *	2,776	118,757
LifeLock Inc *	1,180	11,363
Lions Gate Entertainment Corp * (Canada)	5,562	132,209
Lumber Liquidators Holdings Inc *	1,929	135,454
Mac-Gray Corp	104	1,331
Maidenform Brands Inc *	1,180	20,685
Marine Products Corp	386	2,841
Matthews International Corp ‘A’	938	32,727
Mattress Firm Holding Corp *	775	26,768
MDC Partners Inc ‘A’ (Canada)	668	10,802
Meritage Homes Corp *	518	24,273
Monro Muffler Brake Inc	2,153	85,496
Morgans Hotel Group Co *	695	4,114
Movado Group Inc	96	3,218
MTR Gaming Group Inc *	1,544	5,095
Multimedia Games Holding Co Inc *	1,929	40,258
Nathan’s Famous Inc *	181	7,647
National American University Holdings Inc	320	1,248
National CineMedia Inc	1,293	20,404
New York & Co Inc *	1,208	4,941
Nexstar Broadcasting Group Inc ‘A’	206	3,708
Nutrisystem Inc	1,965	16,663
Orbitz Worldwide Inc *	1,658	9,467
Outdoor Channel Holdings Inc	344	3,068
Overstock.com Inc *	809	9,967
Oxford Industries Inc	977	51,879
Papa John’s International Inc *	1,181	73,009
Penske Automotive Group Inc	772	25,754
PetMed Express Inc	1,430	19,183
Pier 1 Imports Inc	6,799	156,377

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Pinnacle Entertainment Inc *	264	$3,860
Pool Corp	3,320	159,360
Premier Exhibitions Inc *	1,822	4,847
ReachLocal Inc *	722	10,801
Red Robin Gourmet Burgers Inc *	463	21,113
Rentrak Corp *	402	8,836
Restoration Hardware Holdings Inc *	89	3,115
RG Barry Corp	563	7,539
rue21 Inc *	1,087	31,947
Ruth’s Hospitality Group Inc *	2,484	23,697
Scientific Games Corp ‘A’ *	475	4,156
Select Comfort Corp *	3,965	78,388
SHFL Entertainment Inc *	3,831	63,480
Shutterfly Inc *	634	28,004
Sinclair Broadcast Group Inc ‘A’	299	6,052
Six Flags Entertainment Corp	2,596	188,158
Skullcandy Inc *	1,148	6,061
Smith & Wesson Holding Corp *	4,568	41,112
Sonic Corp *	3,210	41,345
Sotheby’s	1,660	62,101
Steiner Leisure Ltd * (Bahamas)	1,070	51,745
Steven Madden Ltd *	2,744	118,376
Strayer Education Inc	835	40,397
Sturm Ruger & Co Inc	1,338	67,877
Systemax Inc	43	426
Tenneco Inc *	4,246	166,910
Texas Roadhouse Inc	4,360	88,028
The Buckle Inc	1,939	90,454
The Cato Corp ‘A’	1,924	46,445
The Cheesecake Factory Inc	3,778	145,869
The Children’s Place *	645	28,909
The Finish Line Inc ‘A’	1,357	26,584
The Men’s Wearhouse Inc	751	25,098
The Ryland Group Inc	1,740	72,419
Tilly’s Inc ‘A’ *	649	8,255
Tower International Inc *	386	5,404
Town Sports International Holdings Inc	1,639	15,505
TRI Pointe Homes Inc *	100	2,015
True Religion Apparel Inc	1,813	47,337
Tumi Holdings Inc *	1,518	31,787
Universal Technical Institute Inc	982	12,403
US Auto Parts Network Inc *	1,078	1,294
Vail Resorts Inc	883	55,029
Valassis Communications Inc	1,718	51,317
Value Line Inc	89	838
Vera Bradley Inc *	1,416	33,460
Vitacost.com Inc *	1,533	11,084
Vitamin Shoppe Inc *	2,059	100,582
Weyco Group Inc	22	539
Winmark Corp	158	9,952
Winnebago Industries Inc *	587	12,116
Wolverine World Wide Inc	3,405	151,080
World Wrestling Entertainment Inc ‘A’	1,723	15,197
Zagg Inc *	1,756	12,784
Zumiez Inc *	1,541	35,289

		7,078,699

Consumer Staples - 4.4%

Alico Inc	112	5,180
Annie’s Inc *	252	9,642
Arden Group Inc ‘A’	52	5,257
B&G Foods Inc	3,678	112,142
Cal-Maine Foods Inc	874	37,197
Calavo Growers Inc	837	24,089
Casey’s General Stores Inc	2,666	155,428
Central Garden & Pet Co ‘A’ *	408	3,354
Coca-Cola Bottling Co Consolidated	327	19,725
Craft Brew Alliance Inc *	304	2,262
Darling International Inc *	2,514	45,151
Elizabeth Arden Inc *	1,500	60,375

	Shares	Value
Farmer Bros. Co *	35	$515
Harris Teeter Supermarkets Inc	432	18,451
Inter Parfums Inc	829	20,253
Inventure Foods Inc *	955	7,430
J&J Snack Foods Corp	1,034	79,504
Lancaster Colony Corp	1,289	99,253
Lifeway Foods Inc	317	4,406
Limoneira Co	681	13,157
Medifast Inc *	859	19,688
National Beverage Corp	776	10,903
Natural Grocers by Vitamin Cottage Inc *	198	4,465
Nature’s Sunshine Products Inc	479	7,300
Orchids Paper Products Co	195	4,549
Pilgrim’s Pride Corp *	3,433	31,549
Post Holdings Inc *	1,288	55,294
Prestige Brands Holdings Inc *	2,333	59,935
PriceSmart Inc	1,270	98,844
Rite Aid Corp *	4,048	7,691
Roundy’s Inc	1,406	9,237
Sanderson Farms Inc	1,603	87,556
Snyder’s-Lance Inc	2,736	69,111
Spectrum Brands Holdings Inc	1,343	76,000
Star Scientific Inc *	10,303	17,103
SUPERVALU Inc	11,245	56,675
Susser Holdings Corp *	334	17,071
Synutra International Inc *	1,184	5,565
The Boston Beer Co Inc ‘A’ *	546	87,163
The Chefs’ Warehouse Inc *	768	14,185
The Female Health Co	1,344	9,731
The Hain Celestial Group Inc *	2,580	157,586
The Pantry Inc *	146	1,821
Tootsie Roll Industries Inc	1,611	48,178
TreeHouse Foods Inc *	1,694	110,364
United Natural Foods Inc *	3,416	168,067
USANA Health Sciences Inc *	376	18,172
Vector Group Ltd	2,933	47,280
WD-40 Co	1,117	61,178

		2,085,032

Energy - 5.4%

Abraxas Petroleum Corp *	5,709	13,188
Alon USA Energy Inc	621	11,830
Apco Oil and Gas International Inc (Cayman)	651	8,072
Approach Resources Inc *	2,320	57,095
Berry Petroleum Co ‘A’	3,667	169,745
Bonanza Creek Energy Inc *	112	4,331
BPZ Resources Inc *	2,104	4,776
C&J Energy Services Inc *	963	22,053
Carrizo Oil & Gas Inc *	2,381	61,358
Ceres Inc *	444	1,545
Clayton Williams Energy Inc *	34	1,487
Clean Energy Fuels Corp *	4,630	60,190
Contango Oil & Gas Co	822	32,954
Crosstex Energy Inc	2,622	50,500
CVR Energy Inc	799	41,244
Diamondback Energy Inc *	465	12,481
Dril-Quip Inc *	2,813	245,209
Endeavour International Corp *	3,008	8,874
Energy XXI Ltd (Bermuda)	4,016	109,316
Evolution Petroleum Corp *	1,166	11,835
Forum Energy Technologies Inc *	1,670	48,029
FX Energy Inc *	3,777	12,691
GasLog Ltd (Bermuda)	690	8,873
Geospace Technologies Corp *	891	96,157
Gevo Inc *	1,968	4,408
Global Geophysical Services Inc *	1,291	3,163
Goodrich Petroleum Corp *	1,836	28,733
Gulfmark Offshore Inc ‘A’	403	15,701
Gulfport Energy Corp *	1,790	82,036
Halcon Resources Corp *	6,799	52,964

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Harvest Natural Resources Inc *	141	$495
Heckmann Corp *	688	2,952
ION Geophysical Corp *	9,206	62,693
Isramco Inc *	73	7,237
KiOR Inc ‘A’ *	1,836	8,537
Kodiak Oil & Gas Corp * (Canada)	18,452	167,729
Lufkin Industries Inc	2,349	155,950
Magnum Hunter Resources Corp *	3,594	14,412
Matador Resources Co *	812	7,194
Matrix Service Co *	352	5,245
Midstates Petroleum Co Inc *	744	6,361
Mitcham Industries Inc *	574	9,712
Northern Oil & Gas Inc *	4,432	63,732
Oasis Petroleum Inc *	5,593	212,926
Panhandle Oil & Gas Inc ‘A’	497	14,239
PHI Inc *	76	2,600
Pioneer Energy Services Corp *	924	7,623
Renewable Energy Group Inc *	117	900
Rentech Inc	8,472	19,909
REX American Resources Corp *	44	973
RigNet Inc *	864	21,548
Rosetta Resources Inc *	3,702	176,141
Sanchez Energy Corp *	822	16,374
Saratoga Resources Inc *	1,475	3,923
Solazyme Inc *	2,338	18,260
Synergy Resources Corp *	131	899
Targa Resources Corp	2,029	137,891
TGC Industries Inc	1,023	10,128
Uranerz Energy Corp *	4,706	5,977
Uranium Energy Corp *	2,818	6,200
Vaalco Energy Inc *	4,070	30,891
W&T Offshore Inc	164	2,329
Warren Resources Inc *	1,043	3,348
Western Refining Inc	2,380	84,276
Willbros Group Inc *	667	6,550
ZaZa Energy Corp *	904	1,636

		2,578,628

Financials - 7.6%

Acadia Realty Trust REIT	3,747	104,054
Alexander’s Inc REIT	145	47,805
American Safety Insurance Holdings Ltd * (Bermuda)	67	1,672
AmREIT Inc ‘B’	20	389
AmTrust Financial Services Inc	301	10,430
Apollo Residential Mortgage Inc REIT	214	4,770
Arrow Financial Corp	43	1,060
Associated Estates Realty Corp REIT	1,531	28,538
Bank of the Ozarks Inc	1,494	66,259
Beneficial Mutual Bancorp Inc *	279	2,874
BGC Partners Inc ‘A’	6,952	28,920
BofI Holding Inc *	48	1,722
Bridge Capital Holdings *	176	2,682
Cascade Bancorp *	15	101
Cash America International Inc	864	45,334
Clifton Savings Bancorp Inc	54	673
Cohen & Steers Inc	1,300	46,891
Coresite Realty Corp REIT	722	25,256
Credit Acceptance Corp *	518	63,268
CyrusOne Inc REIT	225	5,139
DFC Global Corp *	2,432	40,468
Diamond Hill Investment Group Inc	186	14,473
Donegal Group Inc ‘A’	51	779
Duff & Phelps Corp ‘A’	623	9,663
DuPont Fabros Technology Inc REIT	2,039	49,487
Eagle Bancorp Inc *	64	1,401
EastGroup Properties Inc REIT	1,967	114,479
eHealth Inc *	1,458	26,069
Encore Capital Group Inc *	1,157	34,826
Evercore Partners Inc ‘A’	181	7,530

	Shares	Value
Ezcorp Inc ‘A’ *	2,329	$49,608
FelCor Lodging Trust Inc REIT *	5,189	30,875
Financial Engines Inc	3,239	117,317
First American Financial Corp	712	18,206
First Cash Financial Services Inc *	2,005	116,972
First Federal Bancshares of Arkansas Inc *	79	790
FNB United Corp *	508	4,958
GAMCO Investors Inc ‘A’	455	24,165
Glimcher Realty Trust REIT	8,792	101,987
Green Dot Corp ‘A’ *	1,667	27,856
Greenhill & Co Inc	2,035	108,628
Greenlight Capital Re Ltd ‘A’ * (Cayman)	576	14,083
Gyrodyne Co of America Inc REIT	79	5,807
Hallmark Financial Services Inc *	90	810
Heritage Financial Group Inc	70	1,014
HFF Inc ‘A’	1,966	39,182
Highwoods Properties Inc REIT	4,468	176,799
Hingham Institution for Savings	9	627
Homeowners Choice Inc	130	3,542
ICG Group Inc *	199	2,484
Inland Real Estate Corp REIT	2,420	24,418
Investors Bancorp Inc	524	9,841
JAVELIN Mortgage Investment Corp	71	1,395
Ladenburg Thalmann Financial Services Inc *	7,246	12,028
LTC Properties Inc REIT	473	19,265
Main Street Capital Corp	178	5,712
MarketAxess Holdings Inc	2,555	95,301
Meadowbrook Insurance Group Inc	287	2,023
Meridian Interstate Bancorp Inc *	48	900
MicroFinancial Inc	244	2,057
Monmouth Real Estate Investment Corp ‘A’ REIT	1,234	13,759
Montpelier Re Holdings Ltd (Bermuda)	454	11,827
National Health Investors Inc REIT	1,717	112,378
Nationstar Mortgage Holdings Inc *	1,354	49,963
Netspend Holdings Inc *	2,007	31,891
Ocwen Financial Corp *	453	17,178
OFS Capital Corp	85	1,190
Omega Healthcare Investors Inc REIT	7,854	238,447
Oritani Financial Corp	1,110	17,194
Penns Woods Bancorp Inc	18	737
Portfolio Recovery Associates Inc *	1,199	152,177
Potlatch Corp REIT	1,785	81,860
PS Business Parks Inc REIT	1,068	84,287
Pzena Investment Management Inc ‘A’	495	3,217
Regional Management Corp *	353	7,131
Ryman Hospitality Properties REIT	1,535	70,226
Saul Centers Inc REIT	520	22,745
Silver Bay Realty Trust Corp REIT	424	8,777
Sovran Self Storage Inc REIT	1,952	125,884
Spirit Realty Capital Inc REIT	428	8,132
State Auto Financial Corp	194	3,379
Stellus Capital Investment Corp	105	1,556
Stifel Financial Corp *	1,838	63,723
Strategic Hotels & Resorts Inc REIT *	10,740	89,679
Sun Communities Inc REIT	2,508	123,720
Tejon Ranch Co *	925	27,546
Texas Capital Bancshares Inc *	2,453	99,224
The Navigators Group Inc *	309	18,154
Tower Group International Ltd (Bermuda)	1,525	28,136
Tree.com Inc	266	4,918
UMH Properties Inc REIT	110	1,130
Universal Health Realty Income Trust REIT	508	29,317
Universal Insurance Holdings Inc	195	946
Urstadt Biddle Properties Inc ‘A’ REIT	1,301	28,310
Virtus Investment Partners Inc *	224	41,727
Washington REIT	1,470	40,925
Westamerica Bancorp	1,083	49,092
Westwood Holdings Group Inc	466	20,704
WhiteHorse Finance Inc	61	966
WisdomTree Investments Inc *	4,125	42,900

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
World Acceptance Corp *	686	$58,907
ZAIS Financial Corp REIT *	51	1,052
Zillow Inc ‘A’ *	244	13,339

		3,654,012

Health Care - 19.7%

Abaxis Inc	1,514	71,642
ABIOMED Inc *	2,354	43,949
Acadia Healthcare Co Inc *	1,895	55,694
Accretive Health Inc *	3,968	40,315
Accuray Inc *	5,034	23,358
Achillion Pharmaceuticals Inc *	5,065	44,268
Acorda Therapeutics Inc *	2,795	89,524
Acura Pharmaceuticals Inc *	947	2,017
Aegerion Pharmaceuticals Inc *	1,968	79,389
Affymax Inc *	2,493	3,465
Agenus Inc *	1,009	3,925
Air Methods Corp	2,691	129,814
Akorn Inc *	3,996	55,265
Align Technology Inc *	5,025	168,388
Alkermes PLC * (Ireland)	8,561	202,981
Alnylam Pharmaceuticals Inc *	3,845	93,703
AMAG Pharmaceuticals Inc *	1,193	28,453
Amicus Therapeutics Inc *	2,202	6,980
AMN Healthcare Services Inc *	1,727	27,338
Ampio Pharmaceuticals Inc *	1,799	8,221
AmSurg Corp *	726	24,423
Anacor Pharmaceuticals Inc *	1,137	7,345
Analogic Corp	861	68,036
Anika Therapeutics Inc *	814	11,819
Antares Pharma Inc *	7,538	26,986
Arena Pharmaceuticals Inc *	13,444	110,375
ArQule Inc *	4,123	10,679
Array BioPharma Inc *	8,177	40,231
ArthroCare Corp *	1,608	55,894
athenahealth Inc *	2,508	243,376
AtriCure Inc *	1,296	10,264
Atrion Corp	110	21,119
Auxilium Pharmaceuticals Inc *	3,373	58,285
AVANIR Pharmaceuticals Inc ‘A’ *	8,802	24,117
AVEO Pharmaceuticals Inc *	2,985	21,940
BG Medicine Inc *	1,093	2,033
Bio-Reference Labs Inc *	1,726	44,841
BioCryst Pharmaceuticals Inc *	3,311	3,940
BioDelivery Sciences International Inc *	1,860	7,831
BioScrip Inc *	854	10,854
BioSpecifics Technologies Corp *	335	5,712
Biotime Inc *	2,304	8,801
Cadence Pharmaceuticals Inc *	4,242	28,379
Cambrex Corp *	1,076	13,762
Cantel Medical Corp	1,489	44,759
Capital Senior Living Corp *	1,711	45,222
Cardiovascular Systems Inc *	1,276	26,132
Celldex Therapeutics Inc *	5,628	65,172
Cempra Inc *	251	1,694
Centene Corp *	3,602	158,632
Cepheid Inc *	4,587	176,003
Cerus Corp *	3,929	17,366
Chemed Corp	1,344	107,493
ChemoCentryx Inc *	393	5,431
Clovis Oncology Inc *	966	27,695
Computer Programs & Systems Inc	781	42,260
Conceptus Inc *	2,205	53,251
Corcept Therapeutics Inc *	3,555	7,110
Coronado Biosciences Inc *	1,321	12,840
Corvel Corp *	435	21,528
Cubist Pharmaceuticals Inc *	4,427	207,272
Cumberland Pharmaceuticals Inc *	410	2,042
Curis Inc *	4,200	13,776
Cyberonics Inc *	1,925	90,109

	Shares	Value
Cynosure Inc ‘A’ *	446	$11,672
Cytori Therapeutics Inc *	3,361	8,436
Dendreon Corp *	10,742	50,810
Depomed Inc *	3,917	22,993
Derma Sciences Inc *	44	532
DexCom Inc *	4,789	80,072
Discovery Laboratories Inc *	3,054	6,994
Durata Therapeutics Inc *	470	4,230
Dyax Corp *	6,957	30,333
Dynavax Technologies Corp *	11,231	24,933
Emergent Biosolutions Inc *	361	5,047
Emeritus Corp *	2,141	59,498
Endocyte Inc *	2,092	26,045
Endologix Inc *	3,859	62,323
EnteroMedics Inc *	2,450	2,450
Exact Sciences Corp *	4,476	43,865
Exactech Inc *	127	2,628
ExamWorks Group Inc *	384	6,651
Exelixis Inc *	12,784	59,062
Fluidigm Corp *	1,707	31,597
Furiex Pharmaceuticals Inc *	518	19,415
Genomic Health Inc *	1,125	31,815
Globus Medical Inc ‘A’ *	477	7,002
Greenway Medical Technologies Inc *	434	6,901
GTx Inc *	1,592	6,607
Haemonetics Corp *	3,544	147,643
Halozyme Therapeutics Inc *	6,322	36,478
Hansen Medical Inc *	3,982	8,004
Harvard Bioscience Inc *	112	633
HealthSouth Corp *	5,629	148,437
HealthStream Inc *	1,374	31,520
HeartWare International Inc *	1,141	100,899
Hi-Tech Pharmacal Co Inc	287	9,503
HMS Holdings Corp *	6,008	163,117
Horizon Pharma Inc *	1,562	4,233
Hyperion Therapeutics Inc *	237	6,119
ICU Medical Inc *	798	47,042
Idenix Pharmaceuticals Inc *	5,619	20,004
ImmunoCellular Therapeutics Ltd *	3,657	10,020
ImmunoGen Inc *	4,533	72,800
Immunomedics Inc *	4,920	11,857
Impax Laboratories Inc *	4,673	72,151
Infinity Pharmaceuticals Inc *	2,087	101,157
Insulet Corp *	3,646	94,286
Integra LifeSciences Holdings Corp *	782	30,506
Intercept Pharmaceuticals Inc *	262	9,799
InterMune Inc *	3,208	29,032
IPC The Hospitalist Co Inc *	1,162	51,686
Ironwood Pharmaceuticals Inc ‘A’ *	5,245	95,931
Isis Pharmaceuticals Inc *	7,003	118,631
Jazz Pharmaceuticals PLC * (Ireland)	2,906	162,474
KaloBios Pharmaceuticals Inc *	461	2,766
Keryx Biopharmaceuticals Inc *	5,738	40,396
KYTHERA Biopharmaceuticals Inc *	284	6,918
Landauer Inc	662	37,324
Lexicon Pharmaceuticals Inc *	6,348	13,839
LHC Group Inc *	58	1,246
Ligand Pharmaceuticals Inc ‘B’ *	1,224	32,620
LipoScience Inc *	277	2,911
Luminex Corp *	2,924	48,304
Magellan Health Services Inc *	91	4,329
MAKO Surgical Corp *	2,773	30,919
MannKind Corp *	9,477	32,127
Masimo Corp	3,478	68,238
MedAssets Inc *	1,369	26,353
Medidata Solutions Inc *	1,636	94,855
Merge Healthcare Inc *	3,222	9,312
Meridian Bioscience Inc	2,895	66,064
Merit Medical Systems Inc *	159	1,949
Merrimack Pharmaceuticals Inc *	1,046	6,381

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Molina Healthcare Inc *	176	$5,433
Momenta Pharmaceuticals Inc *	1,255	16,742
MWI Veterinary Supply Inc *	889	117,579
National Research Corp	177	10,273
Natus Medical Inc *	1,281	17,217
Navidea Biopharmaceuticals Inc *	7,533	20,414
Nektar Therapeutics *	5,680	62,480
Neogen Corp *	1,641	81,344
Neurocrine Biosciences Inc *	4,667	56,657
NewLink Genetics Corp *	1,100	13,497
Novavax Inc *	9,222	21,026
NPS Pharmaceuticals Inc *	4,027	41,035
NuVasive Inc *	744	15,855
NxStage Medical Inc *	3,642	41,082
Obagi Medical Products Inc *	1,230	24,292
Omeros Corp *	1,801	7,420
Omnicell Inc *	281	5,305
OncoGenex Pharmaceutical Inc *	1,010	11,443
Oncothyreon Inc *	4,060	8,445
Opko Health Inc *	7,511	57,309
Optimer Pharmaceuticals Inc *	3,311	39,401
OraSure Technologies Inc *	3,832	20,693
Orexigen Therapeutics Inc *	5,751	35,944
Orthofix International NV * (Netherlands)	1,052	37,735
Osiris Therapeutics Inc *	1,147	11,929
Owens & Minor Inc	3,795	123,565
Pacira Pharmaceuticals Inc *	1,299	37,489
Pain Therapeutics Inc *	2,705	9,278
PAREXEL International Corp *	4,188	165,468
PDI Inc *	60	354
PDL BioPharma Inc	8,454	61,799
Pernix Therapeutics Holdings *	639	3,169
Pharmacyclics Inc *	3,809	306,282
PhotoMedex Inc *	767	12,341
POZEN Inc *	1,888	9,950
Progenics Pharmaceuticals Inc *	3,142	16,935
Quality Systems Inc	2,758	50,416
Questcor Pharmaceuticals Inc	3,761	122,383
Quidel Corp *	1,981	47,049
Raptor Pharmaceutical Corp *	3,666	21,446
Regulus Therapeutics Inc *	732	5,673
Repligen Corp *	1,921	13,274
Repros Therapeutics Inc *	1,294	20,833
Rigel Pharmaceuticals Inc *	4,902	33,285
Rochester Medical Corp *	657	9,605
Rockwell Medical Technologies Inc *	1,662	6,582
RTI Biologics Inc *	265	1,044
Sagent Pharmaceuticals Inc *	654	11,478
Sangamo Biosciences Inc *	3,705	35,420
Santarus Inc *	3,820	66,201
SciClone Pharmaceuticals Inc *	4,027	18,524
Seattle Genetics Inc *	6,649	236,106
Sequenom Inc *	6,158	25,556
SIGA Technologies Inc *	2,472	8,850
Skilled Healthcare Group Inc ‘A’ *	1,285	8,442
Spectranetics Corp *	2,414	44,731
Spectrum Pharmaceuticals Inc	4,183	31,205
Staar Surgical Co *	2,591	14,587
STERIS Corp	2,980	123,998
Sucampo Pharmaceuticals Inc ‘A’ *	793	5,186
Sunesis Pharmaceuticals Inc *	2,070	11,323
SurModics Inc *	211	5,750
Symmetry Medical Inc *	786	9,000
Synageva BioPharma Corp *	792	43,497
Synergy Pharmaceuticals Inc *	2,925	17,755
Synta Pharmaceuticals Corp *	2,805	24,123
Team Health Holdings Inc *	1,982	72,105
TESARO Inc *	297	6,522
The Ensign Group Inc	757	25,284
The Medicines Co *	3,855	128,834

	Shares	Value
The Providence Service Corp *	238	$4,401
Theravance Inc *	4,236	100,054
Threshold Pharmaceuticals Inc *	3,127	14,415
Tornier NV * (Netherlands)	761	14,345
Transcept Pharmaceuticals Inc *	115	551
Trius Therapeutics Inc *	2,185	14,945
U.S. Physical Therapy Inc	828	22,232
Unilife Corp *	6,350	13,843
Utah Medical Products Inc	228	11,120
Vanda Pharmaceuticals Inc *	1,964	7,699
Vanguard Health Systems Inc *	1,931	28,714
Vascular Solutions Inc *	1,145	18,572
Ventrus Biosciences Inc *	1,397	4,177
Verastem Inc *	467	4,493
Vical Inc *	4,817	19,172
Vivus Inc *	6,973	76,703
Vocera Communications Inc *	212	4,876
Volcano Corp *	3,720	82,807
WellCare Health Plans Inc *	1,455	84,332
West Pharmaceutical Services Inc	1,511	98,124
Wright Medical Group Inc *	248	5,905
XenoPort Inc *	2,615	18,697
XOMA Corp *	5,012	17,492
Zeltiq Aesthetics Inc *	433	1,654
ZIOPHARM Oncology Inc *	4,695	8,592
Zogenix Inc *	3,911	7,040

		9,406,444

Industrials - 17.4%

A.O. Smith Corp	753	55,398
AAON Inc	1,305	36,005
Acacia Research Corp *	3,470	104,690
ACCO Brands Corp *	3,655	24,415
Aceto Corp	446	4,937
Acorn Energy Inc	1,255	9,224
Actuant Corp ‘A’	988	30,253
Acuity Brands Inc	2,962	205,415
Aegion Corp *	382	8,843
Aerovironment Inc *	739	13,398
Alaska Air Group Inc *	4,727	302,339
Allegiant Travel Co	1,053	93,485
Altra Holdings Inc	1,035	28,173
Ameresco Inc ‘A’ *	1,064	7,874
American Science & Engineering Inc	108	6,587
American Superconductor Corp *	256	681
American Woodmark Corp *	120	4,084
Applied Industrial Technologies Inc	2,710	121,950
ARC Document Solutions Inc *	406	1,210
Argan Inc	172	2,564
Astronics Corp *	850	25,347
AT Cross Co ‘A’ *	640	8,813
Avis Budget Group Inc *	7,426	206,666
AZZ Inc	1,765	85,073
Barrett Business Services Inc	494	26,014
Beacon Roofing Supply Inc *	3,275	126,611
Belden Inc	2,832	146,273
Blount International Inc *	3,441	46,041
BlueLinx Holdings Inc *	430	1,225
Builders FirstSource Inc *	3,192	18,705
CAI International Inc *	410	11,816
Capstone Turbine Corp *	21,091	18,982
Cascade Corp	36	2,339
Casella Waste Systems Inc ‘A’ *	124	542
CDI Corp	154	2,649
Ceco Environmental Corp	433	5,599
Celadon Group Inc	1,408	29,371
Chart Industries Inc *	2,091	167,301
CIRCOR International Inc	93	3,952
CLARCOR Inc	3,511	183,906
Coleman Cable Inc	591	8,865

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Comfort Systems USA Inc	786	$11,075
Commercial Vehicle Group Inc *	1,739	13,564
CPI Aerostructures Inc *	490	4,199
Cubic Corp	600	25,632
Deluxe Corp	2,393	99,070
DigitalGlobe Inc *	1,762	50,939
DXP Enterprises Inc *	618	46,165
Dycom Industries Inc *	2,068	40,719
Dynamic Materials Corp	344	5,986
Echo Global Logistics Inc *	1,035	22,894
Edgen Group Inc *	226	1,634
EnergySolutions Inc *	1,476	5,535
EnerNOC Inc *	701	12,176
EnerSys *	1,226	55,881
Enphase Energy Inc *	428	2,654
EnPro Industries Inc *	759	38,838
ESCO Technologies Inc	601	24,557
Exponent Inc	941	50,757
Federal Signal Corp *	423	3,443
Flow International Corp *	708	2,768
Forward Air Corp	2,024	75,475
Franklin Covey Co *	700	10,171
Franklin Electric Co Inc	3,103	104,168
FuelCell Energy Inc *	2,685	2,534
GenCorp Inc *	3,338	44,395
Generac Holdings Inc	796	28,131
Genesee & Wyoming Inc ‘A’ *	3,104	289,013
GP Strategies Corp *	945	22,548
Graham Corp	705	17,442
Great Lakes Dredge & Dock Co	479	3,224
H&E Equipment Services Inc	1,130	23,052
Hawaiian Holdings Inc *	2,016	11,612
Healthcare Services Group Inc	4,691	120,230
Heartland Express Inc	2,602	34,711
HEICO Corp	3,683	159,879
Heritage-Crystal Clean Inc *	549	8,290
Herman Miller Inc	4,071	112,645
Hexcel Corp *	6,964	202,026
Hill International Inc *	133	398
HNI Corp	3,010	106,825
Houston Wire & Cable Co	439	5,685
Hub Group Inc ‘A’ *	2,584	99,381
Huron Consulting Group Inc *	1,596	64,351
II-VI Inc *	3,146	53,608
InnerWorkings Inc *	2,235	33,838
Insperity Inc	1,599	45,364
Insteel Industries Inc	80	1,306
Interface Inc	4,091	78,629
Intersections Inc	435	4,093
John Bean Technologies Corp	2,031	42,143
Kaman Corp	1,836	65,123
Kforce Inc	1,728	28,287
Knight Transportation Inc	4,066	65,463
Knoll Inc	2,345	42,515
Lindsay Corp	888	78,304
LMI Aerospace Inc *	67	1,393
MasTec Inc *	3,832	111,703
McGrath RentCorp	894	27,803
Meritor Inc *	1,612	7,625
Met-Pro Corp	56	578
Mine Safety Appliances Co	1,928	95,667
Mistras Group Inc *	1,097	26,558
Moog Inc ‘A’ *	350	16,040
Mueller Industries Inc	226	12,044
Mueller Water Products Inc ‘A’	7,220	42,815
Multi-Color Corp	59	1,522
MYR Group Inc *	798	19,599
National Presto Industries Inc	29	2,334
Nortek Inc *	544	38,820
Odyssey Marine Exploration Inc *	5,329	17,372

	Shares	Value
Old Dominion Freight Line Inc *	4,983	$190,351
Omega Flex Inc	191	3,283
On Assignment Inc *	3,000	75,930
Pacer International Inc *	343	1,725
Park-Ohio Holdings Corp *	560	18,553
Patrick Industries Inc *	278	4,381
Performant Financial Corp *	355	4,359
PGT Inc *	731	5,022
Powell Industries Inc *	264	13,878
Preformed Line Products Co	19	1,329
Primoris Services Corp	571	12,625
Proto Labs Inc *	366	17,971
Quality Distribution Inc *	587	4,937
Rand Logistics Inc *	58	355
Raven Industries Inc	2,526	84,899
RBC Bearings Inc *	1,543	78,014
Republic Airways Holdings Inc *	1,870	21,580
Rexnord Corp *	448	9,511
Roadrunner Transportation Systems Inc *	535	12,305
RPX Corp *	1,381	19,486
Saia Inc *	210	7,596
Sauer-Danfoss Inc	821	47,971
SeaCube Container Leasing Ltd (Bermuda)	94	2,158
SIFCO Industries Inc	62	1,141
Simpson Manufacturing Co Inc	293	8,969
SkyWest Inc	274	4,398
Solarcity Corp *	437	8,251
Spirit Airlines Inc *	2,925	74,178
Standard Parking Corp *	1,096	22,687
Standex International Corp	203	11,210
Steelcase Inc ‘A’	738	10,871
Sterling Construction Co Inc *	106	1,154
Sun Hydraulics Corp	1,453	47,237
Swift Transportation Co *	5,519	78,259
Sypris Solutions Inc	514	2,148
TAL International Group Inc	1,030	46,669
Taser International Inc *	3,625	28,819
Team Inc *	1,400	57,498
Teledyne Technologies Inc *	890	69,812
Tennant Co	1,314	63,808
Tetra Tech Inc *	3,613	110,160
Textainer Group Holdings Ltd (Bermuda)	971	38,403
The Advisory Board Co *	2,396	125,838
The Brink’s Co	3,296	93,145
The Corporate Executive Board Co	2,343	136,269
The ExOne Co *	276	9,246
The Gorman-Rupp Co	1,066	32,033
The KEYW Holding Corp *	734	11,839
The Middleby Corp *	1,309	199,164
Thermon Group Holdings Inc *	1,034	22,965
Titan International Inc	3,740	78,839
Titan Machinery Inc *	1,188	32,967
TMS International Corp ‘A’ *	440	5,808
TRC Cos Inc *	954	6,153
Trex Co Inc *	1,051	51,688
TriMas Corp *	2,067	67,115
TrueBlue Inc *	2,077	43,908
United Stationers Inc	166	6,416
US Airways Group Inc *	11,185	189,809
US Ecology Inc	812	21,559
USG Corp *	5,188	137,171
Vicor Corp *	248	1,233
Wabash National Corp *	4,813	48,900
WageWorks Inc *	325	8,135
Watsco Inc	2,056	173,074
Werner Enterprises Inc	2,676	64,599
Wesco Aircraft Holdings Inc *	312	4,593
Woodward Inc	4,833	192,160
XPO Logistics Inc *	1,244	20,949

		8,322,299

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Information Technology - 20.4%

3D Systems Corp *	5,447	$175,611
ACI Worldwide Inc *	2,783	135,977
Actuate Corp *	3,263	19,578
ADTRAN Inc	4,449	87,423
Advent Software Inc *	2,204	61,646
Ambarella Inc * (Cayman)	147	2,302
Ambient Corp *	180	441
American Software Inc ‘A’	1,680	13,978
Anaren Inc *	121	2,346
Angie’s List Inc *	2,482	49,044
Anixter International Inc	1,198	83,764
ARRIS Group Inc *	1,050	18,029
Aruba Networks Inc *	7,823	193,541
Aspen Technology Inc *	6,185	199,714
ATMI Inc *	142	3,185
Audience Inc *	63	961
AVG Technologies NV * (Netherlands)	526	7,322
Aware Inc	721	3,338
Badger Meter Inc	1,021	54,644
Bankrate Inc *	2,858	34,125
Bazaarvoice Inc *	732	5,358
Blackbaud Inc	3,152	93,394
Blucora Inc *	434	6,718
Bottomline Technologies Inc *	766	21,839
Brightcove Inc *	409	2,540
BroadSoft Inc *	1,917	50,743
Cabot Microelectronics Corp *	1,657	57,581
CACI International Inc ‘A’ *	125	7,234
CalAmp Corp *	2,471	27,107
Calix Inc *	970	7,906
Callidus Software Inc *	2,552	11,663
Carbonite Inc *	797	8,727
Cardtronics Inc *	3,077	84,494
Cass Information Systems Inc	718	30,185
Cavium Inc *	3,479	135,020
Ceva Inc *	1,241	19,360
Ciena Corp *	5,236	83,828
Cirrus Logic Inc *	4,513	102,671
Cognex Corp	2,991	126,071
Coherent Inc	483	27,405
CommVault Systems Inc *	3,128	256,433
Computer Task Group Inc	826	17,668
comScore Inc *	2,487	41,732
Comverse Inc *	1,544	43,294
Constant Contact Inc *	2,148	27,881
Cornerstone OnDemand Inc *	2,350	80,135
CoStar Group Inc *	1,973	215,965
Cray Inc *	2,750	63,827
CSG Systems International Inc *	1,374	29,115
Cymer Inc *	664	63,810
Daktronics Inc	635	6,668
Datalink Corp *	1,083	13,083
Dealertrack Technologies Inc *	2,649	77,828
Demand Media Inc *	1,592	13,739
Demandware Inc *	428	10,850
Dice Holdings Inc *	2,978	30,167
Digimarc Corp	497	10,919
DTS Inc *	1,289	21,436
E2open Inc *	237	4,726
Ebix Inc	1,498	24,298
Echelon Corp *	1,465	3,575
Electro Rent Corp	126	2,336
Electronics for Imaging Inc *	262	6,644
Ellie Mae Inc *	1,777	42,737
Envestnet Inc *	1,471	25,757
Envivio Inc *	130	221
EPAM Systems Inc *	371	8,618
EPIQ Systems Inc	181	2,539

	Shares	Value
Exa Corp *	309	$2,942
ExactTarget Inc *	672	15,637
Exar Corp *	360	3,780
ExlService Holdings Inc *	1,640	53,923
Extreme Networks Inc *	6,621	22,313
Fair Isaac Corp	2,394	109,382
FalconStor Software Inc *	2,188	5,864
FARO Technologies Inc *	1,191	51,677
FEI Co	2,491	160,794
FleetMatics Group PLC * (Ireland)	465	11,276
Forrester Research Inc	988	31,270
Global Cash Access Holdings Inc *	3,641	25,669
Globecomm Systems Inc *	1,264	15,181
Glu Mobile Inc *	3,634	10,829
GSI Group Inc * (Canada)	104	887
GT Advanced Technologies Inc *	7,092	23,333
Guidance Software Inc *	985	10,687
Guidewire Software Inc *	1,428	54,892
Heartland Payment Systems Inc	2,707	89,250
Higher One Holdings Inc *	1,928	17,140
Hittite Microwave Corp *	2,203	133,414
iGate Corp *	2,257	42,454
Immersion Corp *	1,812	21,273
Imperva Inc *	719	27,682
Infinera Corp *	7,227	50,589
Infoblox Inc *	554	12,022
Innodata Inc *	1,619	5,586
Inphi Corp *	668	6,981
Interactive Intelligence Group Inc *	1,035	45,902
InterDigital Inc	2,864	136,985
Intermec Inc *	543	5,338
Intermolecular Inc *	949	9,680
Internap Network Services Corp *	1,908	17,840
InvenSense Inc *	2,565	27,394
iPass Inc *	3,446	6,823
Ixia *	2,941	63,643
j2 Global Inc	2,674	104,848
Jive Software Inc *	1,198	18,210
Key Tronic Corp *	118	1,352
KVH Industries Inc *	905	12,281
Lionbridge Technologies Inc *	4,010	15,519
Liquidity Services Inc *	1,657	49,395
Littelfuse Inc	1,368	92,819
LivePerson Inc *	3,835	52,079
LogMeIn Inc *	1,558	29,945
Loral Space & Communications Inc	728	45,049
M/A-COM Technology Solutions Holdings Inc *	66	1,061
Manhattan Associates Inc *	1,422	105,640
Market Leader Inc *	1,322	11,845
Mattersight Corp *	728	3,123
MAXIMUS Inc	2,375	189,929
MaxLinear Inc ‘A’ *	232	1,438
Maxwell Technologies Inc *	2,076	11,190
Measurement Specialties Inc *	937	37,264
MeetMe Inc *	199	454
MEMC Electronic Materials Inc *	3,620	15,928
Mentor Graphics Corp	3,514	63,428
Mesa Laboratories Inc	184	9,750
Micrel Inc	3,414	35,881
Microsemi Corp *	6,208	143,839
MicroStrategy Inc ‘A’ *	595	60,143
Millennial Media Inc *	757	4,807
MoneyGram International Inc *	451	8,163
Monolithic Power Systems Inc	2,247	54,759
Monotype Imaging Holdings Inc	2,556	60,705
Move Inc *	2,765	33,042
MTS Systems Corp	1,129	65,651
Multi-Fineline Electronix Inc *	129	1,990
Neonode Inc *	1,594	9,197
NETGEAR Inc *	1,197	40,111

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
NetScout Systems Inc *	2,567	$63,071
NIC Inc	4,503	86,277
Numerex Corp ‘A’ *	799	10,219
NVE Corp *	342	19,296
OpenTable Inc *	1,577	99,319
OSI Systems Inc *	1,387	86,396
ParkerVision Inc *	5,568	20,435
PDF Solutions Inc *	1,708	27,362
Pegasystems Inc	1,213	34,061
Peregrine Semiconductor Corp *	157	1,534
Perficient Inc *	1,734	20,218
Pervasive Software Inc *	71	651
Plantronics Inc	1,002	44,278
Plexus Corp *	1,075	26,133
PLX Technology Inc *	2,971	13,548
Power Integrations Inc	1,983	86,082
PRGX Global Inc *	1,668	11,593
Procera Networks Inc *	1,425	16,943
Proofpoint Inc *	417	7,031
PROS Holdings Inc *	1,542	41,896
PTC Inc *	8,368	213,300
QAD Inc ‘A’	389	4,995
QLIK Technologies Inc *	5,972	154,257
QLogic Corp *	1,570	18,212
Qualys Inc *	433	5,343
Quantum Corp *	967	1,238
QuickLogic Corp *	2,755	6,777
Rambus Inc *	612	3,433
RealD Inc *	2,509	32,617
RealPage Inc *	2,499	51,754
Responsys Inc *	2,522	22,320
RF Micro Devices Inc *	2,406	12,800
Rogers Corp *	483	23,000
Rosetta Stone Inc *	377	5,798
Ruckus Wireless Inc *	250	5,250
Saba Software Inc *	2,101	16,703
Sapient Corp *	8,616	105,029
SciQuest Inc *	1,260	30,290
Semtech Corp *	4,581	162,122
ServiceSource International Inc *	3,511	24,823
ShoreTel Inc *	2,925	10,618
Silicon Graphics International Corp *	122	1,678
Silicon Image Inc *	4,472	21,734
Sonus Networks Inc *	1,372	3,553
Sourcefire Inc *	2,070	122,606
Spark Networks Inc *	787	5,540
SPS Commerce Inc *	870	37,123
SS&C Technologies Holdings Inc *	658	19,727
Stamps.com Inc *	946	23,622
SunPower Corp *	1,301	15,014
Super Micro Computer Inc *	1,837	20,740
support.com Inc *	2,387	9,978
Synacor Inc *	447	1,337
Synaptics Inc *	2,353	95,744
Synchronoss Technologies Inc *	1,931	59,919
Syntel Inc	1,074	72,516
Take-Two Interactive Software Inc *	5,470	88,340
Tangoe Inc *	2,104	26,069
Telular Corp	706	7,102
Tessco Technologies Inc	198	4,285
The Active Network Inc *	2,701	11,317
The Hackett Group Inc	1,738	7,943
TiVo Inc *	4,387	54,355
Travelzoo Inc *	503	10,749
Trulia Inc *	397	12,458
Tyler Technologies Inc *	2,109	129,197
Ubiquiti Networks Inc	705	9,673
Ultimate Software Group Inc *	1,865	194,258
Ultratech Inc *	1,829	72,300
Unisys Corp *	1,573	35,786

	Shares	Value
Universal Display Corp *	2,775	$81,557
Unwired Planet Inc *	2,723	6,045
ValueClick Inc *	3,153	93,171
VASCO Data Security International Inc *	885	7,469
Veeco Instruments Inc *	705	27,023
Verint Systems Inc *	3,514	128,437
ViaSat Inc *	2,621	126,961
VirnetX Holding Corp *	2,953	56,609
Virtusa Corp *	1,310	31,126
VistaPrint NV * (Netherlands)	2,385	92,204
Vocus Inc *	1,462	20,687
Volterra Semiconductor Corp *	1,786	25,361
Web.com Group Inc *	2,466	42,119
Websense Inc *	2,624	39,360
WEX Inc *	2,719	213,441
XO Group Inc *	1,845	18,450
Xoom Corp *	448	10,232
Yelp Inc *	589	13,965
Zix Corp *	4,343	15,548
Zygo Corp *	200	2,962

		9,778,393

Materials - 4.9%

ADA-ES Inc *	629	16,713
AEP Industries Inc *	293	21,040
AK Steel Holding Corp	1,585	5,246
AMCOL International Corp	1,669	50,387
American Vanguard Corp	1,942	59,309
Arabian American Development Co *	1,403	11,827
Axiall Corp	3,985	247,708
Balchem Corp	2,043	89,769
Berry Plastics Group Inc *	842	16,040
Boise Cascade Co *	374	12,694
Buckeye Technologies Inc	1,620	48,519
Calgon Carbon Corp *	3,168	57,341
Chemtura Corp *	4,795	103,620
Clearwater Paper Corp *	1,309	68,971
Coeur d’Alene Mines Corp *	2,575	48,564
Deltic Timber Corp	763	52,433
Eagle Materials Inc	3,423	228,074
Flotek Industries Inc *	3,484	56,963
General Moly Inc *	682	1,507
Globe Specialty Metals Inc	310	4,315
Gold Resource Corp	2,101	27,376
GSE Holding Inc *	574	4,741
H.B. Fuller Co	3,491	136,428
Handy & Harman Ltd *	328	5,048
Hawkins Inc	642	25,648
Haynes International Inc	713	39,429
Headwaters Inc *	5,097	55,557
Innophos Holdings Inc	1,521	82,986
Innospec Inc	202	8,945
KMG Chemicals Inc	543	10,556
Koppers Holdings Inc	1,444	63,507
Landec Corp *	436	6,309
LSB Industries Inc *	760	26,433
Materion Corp	135	3,847
Metals USA Holdings Corp	212	4,378
Midway Gold Corp * (Canada)	8,857	10,806
Myers Industries Inc	2,364	33,001
Neenah Paper Inc	677	20,825
Noranda Aluminum Holding Corp	2,292	10,291
Olin Corp	3,839	96,820
OMNOVA Solutions Inc *	3,249	24,920
Paramount Gold & Silver Corp *	9,221	20,563
PH Glatfelter Co	512	11,971
PolyOne Corp	4,928	120,292
Quaker Chemical Corp	250	14,755
Schweitzer-Mauduit International Inc	1,608	62,278
Stepan Co	1,176	74,206

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
SunCoke Energy Inc *	3,474	$56,730
U.S. Antimony Corp *	3,748	6,484
U.S. Silica Holdings Inc	834	19,666
United States Lime & Minerals Inc *	111	5,904
Wausau Paper Corp	2,946	31,758
Zep Inc	652	9,787

		2,333,285

Telecommunication Services - 0.7%

8x8 Inc *	4,986	34,154
Atlantic Tele-Network Inc	635	30,804
Boingo Wireless Inc *	1,070	5,906
Cbeyond Inc *	136	1,010
Cincinnati Bell Inc *	5,034	16,411
Cogent Communications Group Inc	3,267	86,249
Consolidated Communications Holdings Inc	1,822	31,976
Fairpoint Communications Inc *	1,256	9,382
General Communication Inc ‘A’ *	2,599	23,833
HickoryTech Corp	925	9,389
IDT Corp ‘B’	1,006	12,132
inContact Inc *	2,477	20,039
Iridium Communications Inc *	463	2,787
Leap Wireless International Inc *	948	5,584
Lumos Networks Corp	1,064	14,343
magicJack VocalTec Ltd * (Israel)	680	9,520
nTelos Holdings Corp	1,044	13,374
ORBCOMM Inc *	1,250	6,513
Premiere Global Services Inc *	798	8,770
Primus Telecommunications Group Inc	850	9,392
Towerstream Corp *	4,008	8,938

		360,506

Utilities - 0.3%

American DG Energy Inc *	1,625	3,412
American States Water Co	147	8,463
Atlantic Power Corp (Canada)	706	3,481
Cadiz Inc *	855	5,780
California Water Service Group	1,632	32,477
Connecticut Water Service Inc	493	14,410
Ormat Technologies Inc	350	7,227
Otter Tail Corp	162	5,045
Piedmont Natural Gas Co Inc	447	14,697
SJW Corp	304	8,056
South Jersey Industries Inc	463	25,738
York Water Co	681	12,803

		141,589

Total Common Stocks (Cost $37,036,340)		45,738,887

	Shares	Value
EXCHANGE-TRADED FUND - 2.1%

iShares Russell 2000 Growth Index Fund	9,290	$1,000,997

Total Exchange-Traded Fund (Cost $995,604)		1,000,997

	Principal Amount
SHORT-TERM INVESTMENT - 2.5%

Repurchase Agreement - 2.5%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $1,178,612; collateralized by U.S. Treasury Notes: 0.250% due 01/15/15 and value $1,205,000)	$1,178,611	1,178,611

Total Short-Term Investment (Cost $1,178,611)		1,178,611

TOTAL INVESTMENTS - 100.2% (Cost $39,210,555)		47,918,557

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(81,312)

NET ASSETS - 100.0%		$47,837,245

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2013, $48,600 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2013 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
Russell 2000 Mini (06/13)	11	$1,017,955	$25,835

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$62	$62	$-	$-
	Common Stocks (1)	45,738,887	45,738,887	-	-
	Exchange-Traded Fund	1,000,997	1,000,997	-	-
	Short-Term Investment	1,178,611	-	1,178,611	-
	Derivatives:
	Equity Contracts
	Futures	25,835	25,835	-	-

	Total	$47,944,392	$46,765,781	$1,178,611	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

Allos Therapeutics Inc Exp. 11/30/13 * +	1,071	$-

Total Rights (Cost $0)		-

COMMON STOCKS - 96.0%

Consumer Discretionary - 11.6%

1-800-FLOWERS.COM Inc ‘A’ *	2,348	11,670
American Axle & Manufacturing Holdings Inc *	6,713	91,632
American Greetings Corp ‘A’	2,923	47,060
Ameristar Casinos Inc	416	10,912
Asbury Automotive Group Inc *	333	12,218
Ascent Capital Group Inc ‘A’ *	1,425	106,077
Barnes & Noble Inc *	2,593	42,655
Bassett Furniture Industries Inc	1,149	18,338
Beasley Broadcasting Group Inc ‘A’	370	2,183
Beazer Homes USA Inc *	2,467	39,077
bebe stores Inc	3,323	13,857
Belo Corp ‘A’	5,934	58,331
Big 5 Sporting Goods Corp	1,668	26,037
Biglari Holdings Inc *	107	39,931
Black Diamond Inc *	2,019	18,393
Bloomin’ Brands Inc *	482	8,613
Bluegreen Corp *	1,429	14,061
Bob Evans Farms Inc	2,535	108,042
Boyd Gaming Corp *	5,132	42,442
Bright Horizons Family Solutions Inc *	465	15,712
Brown Shoe Co Inc	4,264	68,224
Cabela’s Inc *	428	26,014
Caesars Entertainment Corp *	380	6,027
Callaway Golf Co	6,480	42,898
Career Education Corp *	5,310	12,585
Carmike Cinemas Inc *	1,194	21,635
Carriage Services Inc	1,586	33,703
Carrols Restaurant Group Inc *	446	2,315
Cavco Industries Inc *	65	3,092
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	3,533	14,909
Cherokee Inc	61	836
Churchill Downs Inc	861	60,304
Chuy’s Holdings Inc *	176	5,734
Citi Trends Inc *	1,338	13,688
Columbia Sportswear Co	1,212	70,151
Conn’s Inc *	1,519	54,532
Cooper Tire & Rubber Co	863	22,145
Core-Mark Holding Co Inc	947	48,591
Corinthian Colleges Inc *	8,003	16,806
Crown Media Holdings Inc ‘A’ *	2,516	5,158
CSS Industries Inc	956	24,827
Culp Inc	838	13,333
Cumulus Media Inc ‘A’ *	6,250	21,063
Daily Journal Corp *	97	10,767
Dana Holding Corp	13,289	236,943
Del Frisco’s Restaurant Group Inc *	144	2,390
Delta Apparel Inc *	704	11,595
Denny’s Corp *	1,982	11,436
Destination Maternity Corp	763	17,854
Destination XL Group Inc *	4,241	21,587
Digital Generation Inc *	2,810	18,068
Drew Industries Inc	1,020	37,036
Education Management Corp *	2,560	9,395
Einstein Noah Restaurant Group Inc	74	1,097
Entercom Communications Corp ‘A’ *	2,479	18,444
Entravision Communications Corp ‘A’	4,996	15,937

	Shares	Value
Ethan Allen Interiors Inc	347	$11,423
Exide Technologies *	7,902	21,335
Federal-Mogul Corp *	1,777	10,715
Fiesta Restaurant Group Inc *	142	3,773
Fifth & Pacific Cos Inc *	11,325	213,816
Fisher Communications Inc	885	34,727
Five Below Inc *	545	20,650
Flexsteel Industries Inc	431	10,663
Fred’s Inc ‘A’	3,639	49,782
Frisch’s Restaurants Inc	299	5,364
Fuel Systems Solutions Inc *	1,175	19,352
G-III Apparel Group Ltd *	1,440	57,758
Global Sources Ltd * (Bermuda)	1,539	11,635
Group 1 Automotive Inc	2,302	138,281
Harte-Hanks Inc	4,492	34,993
Haverty Furniture Cos Inc	1,908	39,228
Helen of Troy Ltd * (Bermuda)	3,176	121,831
hhgregg Inc *	1,384	15,293
Hooker Furniture Corp	1,101	17,550
Hovnanian Enterprises Inc ‘A’ *	10,070	58,104
Iconix Brand Group Inc *	7,028	181,814
International Speedway Corp ‘A’	2,748	89,805
Isle of Capri Casinos Inc *	2,014	12,668
Jack in the Box Inc *	850	29,402
JAKKS Pacific Inc	2,218	23,267
Johnson Outdoors Inc ‘A’ *	544	12,969
Jos. A. Bank Clothiers Inc *	189	7,541
Journal Communications Inc ‘A’ *	4,186	28,130
K-Swiss Inc ‘A’ *	2,554	12,106
Kayak Software Corp *	98	3,916
KB Home	7,376	160,576
Kirkland’s Inc *	1,304	14,944
Krispy Kreme Doughnuts Inc *	5,995	86,568
La-Z-Boy Inc	3,683	69,498
Life Time Fitness Inc *	328	14,032
LifeLock Inc *	127	1,223
Lifetime Brands Inc	928	10,588
LIN TV Corp ‘A’ *	3,079	33,838
Lincoln Educational Services Corp	2,348	13,759
Lithia Motors Inc ‘A’	2,183	103,649
Live Nation Entertainment Inc *	14,075	174,108
Luby’s Inc *	2,100	15,708
M.D.C. Holdings Inc	3,858	141,396
M/I Homes Inc *	2,446	59,805
Mac-Gray Corp	981	12,557
Maidenform Brands Inc *	649	11,377
Marcus Corp	1,835	22,919
Marine Products Corp	421	3,099
MarineMax Inc *	2,042	27,751
Marriott Vacations Worldwide Corp *	2,673	114,698
Martha Stewart Living Omnimedia Inc ‘A’ *	2,709	7,152
Matthews International Corp ‘A’	1,464	51,079
MDC Partners Inc ‘A’ (Canada)	1,607	25,985
Meredith Corp	3,651	139,687
Meritage Homes Corp *	2,338	109,559
Modine Manufacturing Co *	4,644	42,260
Monarch Casino & Resort Inc *	846	8,232
Morgans Hotel Group Co *	1,172	6,938
Movado Group Inc	1,628	54,571
NACCO Industries Inc ‘A’	548	29,241
National American University Holdings Inc	524	2,044
National CineMedia Inc	3,711	58,560
New York & Co Inc *	1,044	4,270
Nexstar Broadcasting Group Inc ‘A’	835	15,030
Office Depot Inc *	28,554	112,217
OfficeMax Inc	8,710	101,123
Orchard Supply Hardware Stores Corp ‘A’ *	180	713
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	9,738	96,017
Outdoor Channel Holdings Inc	1,026	9,152
Penske Automotive Group Inc	3,159	105,384

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Perfumania Holdings Inc *	517	$2,978
Perry Ellis International Inc	1,142	20,773
Pinnacle Entertainment Inc *	5,539	80,980
Quiksilver Inc *	12,992	78,861
RadioShack Corp	10,009	33,630
Reading International Inc ‘A’ *	1,535	8,596
Red Lion Hotels Corp *	1,321	9,392
Red Robin Gourmet Burgers Inc *	814	37,118
Regis Corp	5,802	105,538
Rent-A-Center Inc	5,942	219,497
Rentrak Corp *	353	7,759
Restoration Hardware Holdings Inc *	414	14,490
RG Barry Corp	58	777
Ruby Tuesday Inc *	6,362	46,888
Saga Communications Inc ‘A’	459	21,233
Saks Inc *	10,937	125,447
Salem Communications Corp ‘A’	942	7,470
Scholastic Corp	2,576	68,650
Scientific Games Corp ‘A’ *	4,494	39,322
Shiloh Industries Inc	541	5,827
Shoe Carnival Inc	1,423	29,086
Shutterfly Inc *	2,694	118,994
Shutterstock Inc *	521	23,435
Sinclair Broadcast Group Inc ‘A’	4,611	93,327
Skechers U.S.A. Inc ‘A’ *	3,762	79,566
Sonic Automotive Inc ‘A’	4,300	95,288
Sonic Corp *	1,047	13,485
Sotheby’s	4,409	164,941
Spartan Motors Inc	3,442	18,277
Speedway Motorsports Inc	1,121	20,167
Stage Stores Inc	3,047	78,856
Standard Motor Products Inc	1,979	54,858
Standard Pacific Corp *	11,676	100,881
Stein Mart Inc	2,744	22,995
Steinway Musical Instruments Inc *	662	15,901
Stewart Enterprises Inc ‘A’	7,442	69,136
Stoneridge Inc *	2,820	21,517
Superior Industries International Inc	2,283	42,646
Systemax Inc	994	9,841
The Bon-Ton Stores Inc	1,255	16,315
The Children’s Place *	1,497	67,096
The E.W. Scripps Co ‘A’ *	2,980	35,849
The Finish Line Inc ‘A’	3,135	61,415
The Jones Group Inc	8,158	103,770
The McClatchy Co ‘A’ *	5,901	17,113
The Men’s Wearhouse Inc	4,038	134,950
The New York Times Co ‘A’ *	13,688	134,142
The Pep Boys-Manny Moe & Jack *	5,256	61,968
The Ryland Group Inc	1,863	77,538
The Wet Seal Inc ‘A’ *	9,041	27,304
TRI Pointe Homes Inc *	1,465	29,520
Tuesday Morning Corp *	4,212	32,685
Unifi Inc *	1,410	26,931
Universal Electronics Inc *	1,490	34,643
Universal Technical Institute Inc	705	8,904
Vail Resorts Inc	2,341	145,891
Valassis Communications Inc	1,539	45,970
Value Line Inc	36	339
VOXX International Corp *	1,849	19,803
West Marine Inc *	1,496	17,099
Weyco Group Inc	603	14,780
Winnebago Industries Inc *	2,100	43,344
WMS Industries Inc *	5,542	139,714
World Wrestling Entertainment Inc ‘A’	218	1,923

		8,404,987

Consumer Staples - 2.5%

Alico Inc	192	8,880
Alliance One International Inc *	8,669	33,722
Annie’s Inc *	151	5,777

	Shares	Value
Arden Group Inc ‘A’	34	$3,437
Boulder Brands Inc *	5,898	52,964
Cal-Maine Foods Inc	203	8,640
Central European Distribution Corp *	6,325	2,119
Central Garden & Pet Co ‘A’ *	3,271	26,888
Chiquita Brands International Inc *	4,599	35,688
Craft Brew Alliance Inc *	579	4,308
Darling International Inc *	8,224	147,703
Diamond Foods Inc *	2,205	37,176
Dole Food Co Inc *	3,574	38,957
Elizabeth Arden Inc *	365	14,691
Farmer Bros. Co *	644	9,467
Fresh Del Monte Produce Inc (Cayman)	3,840	103,603
Griffin Land & Nurseries Inc	268	8,053
Harbinger Group Inc *	4,127	34,089
Harris Teeter Supermarkets Inc	3,806	162,554
Ingles Markets Inc ‘A’	1,242	26,678
Inter Parfums Inc	454	11,091
John B Sanfilippo & Son Inc	764	15,265
Nash Finch Co	1,227	24,025
Natural Grocers by Vitamin Cottage Inc *	469	10,576
Nature’s Sunshine Products Inc	440	6,706
Nutraceutical International Corp	837	14,522
Oil-Dri Corp of America	486	13,234
Omega Protein Corp *	1,979	21,274
Orchids Paper Products Co	273	6,369
Pilgrim’s Pride Corp *	1,163	10,688
Post Holdings Inc *	775	33,271
Prestige Brands Holdings Inc *	1,715	44,058
Revlon Inc ‘A’ *	1,134	25,356
Rite Aid Corp *	60,586	115,113
Seneca Foods Corp ‘A’ *	823	27,176
Seaboard Corp	30	84,000
Snyder’s-Lance Inc	477	12,049
Spartan Stores Inc	2,152	37,768
Spectrum Brands Holdings Inc	370	20,938
SUPERVALU Inc	5,308	26,752
Susser Holdings Corp *	640	32,710
The Andersons Inc	1,875	100,350
The Pantry Inc *	2,132	26,586
Tootsie Roll Industries Inc	167	4,991
TreeHouse Foods Inc *	1,179	76,812
Universal Corp	2,335	130,853
Vector Group Ltd	1,354	21,827
Village Super Market Inc ‘A’	840	28,300
Weis Markets Inc	1,106	45,014

		1,793,068

Energy - 6.3%

Adams Resources & Energy Inc	217	11,067
Alon USA Energy Inc	219	4,172
Amyris Inc *	2,913	8,972
Arch Coal Inc	21,389	116,142
Basic Energy Services Inc *	3,082	42,131
Bill Barrett Corp *	4,836	98,026
Bolt Technology Corp	823	14,370
Bonanza Creek Energy Inc *	852	32,947
BPZ Resources Inc *	7,452	16,916
Bristow Group Inc	3,571	235,472
C&J Energy Services Inc *	3,112	71,265
Cal Dive International Inc *	9,715	17,487
Callon Petroleum Co *	4,028	14,904
Carrizo Oil & Gas Inc *	563	14,509
Clayton Williams Energy Inc *	537	23,483
Cloud Peak Energy Inc *	6,140	115,309
Comstock Resources Inc *	4,835	78,569
Contango Oil & Gas Co	93	3,728
Crimson Exploration Inc *	2,103	6,015
Crosstex Energy Inc	383	7,377
CVR Energy Inc	548	28,288

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Dawson Geophysical Co *	797	$23,910
Delek US Holdings Inc	1,745	68,858
Diamondback Energy Inc *	742	19,915
Emerald Oil Inc *	1,554	10,940
Endeavour International Corp *	312	920
Energy XXI Ltd (Bermuda)	2,130	57,979
EPL Oil & Gas Inc *	2,795	74,934
Exterran Holdings Inc *	6,495	175,365
Forbes Energy Services Ltd *	1,411	5,192
Forest Oil Corp *	11,910	62,647
Frontline Ltd * (Bermuda)	5,458	12,772
GasLog Ltd (Bermuda)	1,469	18,891
Gastar Exploration Ltd * (Canada)	5,895	10,375
Gevo Inc *	503	1,127
Green Plains Renewable Energy Inc *	2,489	28,474
Gulf Island Fabrication Inc	1,429	30,095
Gulfmark Offshore Inc ‘A’	2,110	82,206
Gulfport Energy Corp *	5,073	232,496
Halcon Resources Corp *	1,359	10,587
Hallador Energy Co	596	4,112
Harvest Natural Resources Inc *	3,793	13,313
Heckmann Corp *	13,129	56,323
Helix Energy Solutions Group Inc *	10,586	242,208
Hercules Offshore Inc *	15,927	118,178
Hornbeck Offshore Services Inc *	3,538	164,375
Key Energy Services Inc *	15,195	122,776
Knightsbridge Tankers Ltd (Bermuda)	2,417	19,819
Magnum Hunter Resources Corp *	9,590	38,456
Matador Resources Co *	248	2,197
Matrix Service Co *	2,103	31,335
McMoRan Exploration Co *	10,178	166,410
Midstates Petroleum Co Inc *	1,251	10,696
Miller Energy Resources Inc *	2,973	11,030
Mitcham Industries Inc *	467	7,902
Natural Gas Services Group Inc *	1,256	24,191
Newpark Resources Inc *	9,030	83,798
Nordic American Tankers Ltd (Bermuda)	5,300	61,215
Parker Drilling Co *	11,691	50,037
PDC Energy Inc *	3,003	148,859
Penn Virginia Corp	5,565	22,483
PetroQuest Energy Inc *	5,801	25,756
PHI Inc *	1,193	40,813
Pioneer Energy Services Corp *	4,892	40,359
Quicksilver Resources Inc *	11,773	26,489
Renewable Energy Group Inc *	621	4,775
Resolute Energy Corp *	4,785	55,075
REX American Resources Corp *	483	10,684
Rex Energy Corp *	4,287	70,650
Scorpio Tankers Inc *	10,964	97,799
SemGroup Corp ‘A’ *	4,231	218,827
Ship Finance International Ltd (Bermuda)	4,869	85,889
Stone Energy Corp *	4,974	108,184
Swift Energy Co *	4,264	63,150
Synergy Resources Corp *	3,714	25,478
Teekay Tankers Ltd ‘A’	6,226	17,744
Tesco Corp * (Canada)	3,015	40,371
TETRA Technologies Inc *	7,809	80,120
Triangle Petroleum Corp *	4,424	29,198
Uranium Energy Corp *	4,837	10,641
Vantage Drilling Co * (Cayman)	19,048	33,334
W&T Offshore Inc	3,223	45,767
Warren Resources Inc *	5,997	19,250
Western Refining Inc	2,391	84,665
Westmoreland Coal Co *	1,044	11,860
Willbros Group Inc *	2,988	29,342
ZaZa Energy Corp *	1,371	2,482

		4,567,247

Financials - 36.8%

1st Source Corp	1,507	35,716
1st United Bancorp Inc	3,031	19,580

	Shares	Value
Access National Corp	738	$12,103
AG Mortgage Investment Trust Inc REIT	2,709	68,998
Agree Realty Corp REIT	1,322	39,792
Alterra Capital Holdings Ltd (Bermuda)	8,603	270,995
American Assets Trust Inc REIT	3,298	105,569
American Capital Mortgage Investment Corp REIT	5,968	154,273
American Equity Investment Life Holding Co	6,378	94,968
American National Bankshares Inc	784	16,903
American Safety Insurance Holdings Ltd * (Bermuda)	862	21,516
Ameris Bancorp *	2,389	34,282
AMERISAFE Inc	1,828	64,967
Ames National Corp	824	17,189
AmREIT Inc ‘B’	298	5,799
AmTrust Financial Services Inc	2,314	80,180
Anworth Mortgage Asset Corp REIT	13,713	86,803
Apollo Commercial Real Estate Finance Inc REIT	3,163	55,637
Apollo Investment Corp	20,362	170,226
Apollo Residential Mortgage Inc REIT	2,854	63,616
Ares Commercial Real Estate Corp REIT	769	13,011
Argo Group International Holdings Ltd (Bermuda)	2,607	107,878
Arlington Asset Investment Corp ‘A’	1,436	37,063
ARMOUR Residential REIT Inc	37,438	244,470
Arrow Financial Corp	1,046	25,773
Artio Global Investors Inc	3,092	8,410
Ashford Hospitality Trust Inc REIT	5,306	65,582
Asset Acceptance Capital Corp *	1,575	10,616
Associated Estates Realty Corp REIT	2,785	51,912
Asta Funding Inc	1,029	9,878
Astoria Financial Corp	8,807	86,837
AV Homes Inc *	1,006	13,410
Baldwin & Lyons Inc ‘B’	921	21,911
BancFirst Corp	673	28,064
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Multi-National)	2,830	70,014
BancorpSouth Inc	9,516	155,111
Bank Mutual Corp	4,743	26,229
Bank of Kentucky Financial Corp	583	15,992
Bank of Marin Bancorp	575	23,052
Bank of the Ozarks Inc	806	35,746
BankFinancial Corp	2,150	17,394
Banner Corp	1,926	61,305
Bar Harbor Bankshares	374	13,670
BBCN Bancorp Inc	7,878	102,887
Beneficial Mutual Bancorp Inc *	2,861	29,468
Berkshire Bancorp Inc	427	3,565
Berkshire Hills Bancorp Inc	2,473	63,160
BlackRock Kelso Capital Corp	7,364	73,640
BofI Holding Inc *	1,040	37,315
Boston Private Financial Holdings Inc	7,811	77,173
Bridge Bancorp Inc	852	18,327
Bridge Capital Holdings *	642	9,784
Brookline Bancorp Inc	7,010	64,071
Bryn Mawr Bank Corp	1,172	27,284
BSB Bancorp Inc *	786	10,855
C&F Financial Corp	328	13,432
Calamos Asset Management Inc ‘A’	1,910	22,481
California First National Bancorp	231	3,994
Camden National Corp	791	26,166
Campus Crest Communities Inc REIT	6,540	90,906
Cape Bancorp Inc	1,081	9,902
Capital Bank Financial Corp ‘A’ *	944	16,199
Capital City Bank Group Inc *	1,161	14,338
Capital Southwest Corp	296	34,040
CapLease Inc REIT	7,556	48,132
Capstead Mortgage Corp REIT	9,879	126,649
Cardinal Financial Corp	2,929	53,249
Cascade Bancorp *	594	4,015

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Cash America International Inc	1,731	$90,826
Cathay General Bancorp	7,916	159,270
Cedar Realty Trust Inc REIT	6,045	36,935
Center Bancorp Inc	1,185	14,730
Centerstate Banks Inc	2,953	25,337
Central Pacific Financial Corp *	2,181	34,242
Century Bancorp Inc ‘A’	331	11,224
Charter Financial Corp	627	8,019
Chatham Lodging Trust REIT	1,740	30,641
Chemical Financial Corp	2,760	72,809
Chesapeake Lodging Trust REIT	4,896	112,314
CIFC Corp *	621	5,111
Citizens & Northern Corp	1,209	23,576
Citizens Inc *	3,890	32,637
Citizens Republic Bancorp Inc *	4,048	91,282
City Holding Co	1,578	62,789
Clifton Savings Bancorp Inc	744	9,270
CNB Financial Corp	1,241	21,159
CNO Financial Group Inc	20,186	231,130
CoBiz Financial Inc	3,549	28,676
Colonial Properties Trust REIT	8,804	199,058
Colony Financial Inc REIT	6,468	143,590
Columbia Banking System Inc	3,988	87,656
Community Bank System Inc	3,994	118,342
Community Trust Bancorp Inc	1,417	48,221
ConnectOne Bancorp Inc *	215	6,719
Consolidated-Tomoka Land Co	439	17,231
Coresite Realty Corp REIT	1,033	36,134
Cousins Properties Inc REIT	9,254	98,925
Cowen Group Inc ‘A’ *	8,610	24,280
Crawford & Co ‘B’	2,661	20,197
Crescent Financial Bancshares Inc *	301	1,186
CreXus Investment Corp REIT	6,709	87,351
CubeSmart REIT	13,414	211,941
CVB Financial Corp	8,930	100,641
CyrusOne Inc REIT	1,588	36,270
CYS Investments Inc REIT	17,526	205,755
DCT Industrial Trust Inc REIT	27,375	202,575
DFC Global Corp *	978	16,274
DiamondRock Hospitality Co REIT	18,861	175,596
Dime Community Bancshares Inc	3,138	45,062
Donegal Group Inc ‘A’	764	11,666
Doral Financial Corp *	12,445	8,770
Duff & Phelps Corp ‘A’	2,292	35,549
DuPont Fabros Technology Inc REIT	3,277	79,533
Dynex Capital Inc REIT	5,340	57,031
Eagle Bancorp Inc *	1,866	40,847
Eastern Insurance Holdings Inc	667	12,513
EastGroup Properties Inc REIT	189	11,000
Education Realty Trust Inc REIT	11,376	119,789
EMC Insurance Group Inc	474	12,480
Employers Holdings Inc	1,127	26,428
Encore Capital Group Inc *	451	13,575
Enstar Group Ltd * (Bermuda)	847	105,274
Enterprise Bancorp Inc	587	9,950
Enterprise Financial Services Corp	1,796	25,755
EPR Properties REIT	4,666	242,865
Equity One Inc REIT	5,473	131,188
ESB Financial Corp	999	13,676
ESSA Bancorp Inc	934	10,125
EverBank Financial Corp	2,258	34,773
Evercore Partners Inc ‘A’	2,623	109,117
Excel Trust Inc REIT	4,422	60,360
Ezcorp Inc ‘A’ *	1,514	32,248
F.N.B. Corp	14,081	170,380
Farmers National Banc Corp	1,893	11,945
FBL Financial Group Inc ‘A’	959	37,267
FBR & Co *	922	17,453
Federal Agricultural Mortgage Corp ‘C’	989	30,451
FelCor Lodging Trust Inc REIT *	5,116	30,440

	Shares	Value
Fidelity Southern Corp *	951	$10,937
Fidus Investment Corp	1,377	26,370
Fifth Street Finance Corp	10,537	116,118
Financial Institutions Inc	1,419	28,323
First American Financial Corp	9,697	247,952
First Bancorp NC	1,840	24,822
First BanCorp PR *	7,084	44,133
First Busey Corp	7,584	34,659
First California Financial Group Inc *	2,222	18,931
First Commonwealth Financial Corp	10,138	75,630
First Community Bancshares Inc	1,805	28,609
First Connecticut Bancorp Inc	1,790	26,367
First Defiance Financial Corp	979	22,830
First Federal Bancshares of Arkansas Inc *	231	2,310
First Financial Bancorp	5,887	94,486
First Financial Bankshares Inc	3,178	154,451
First Financial Corp	1,138	35,836
First Financial Holdings Inc	1,664	34,877
First Financial Northwest Inc *	1,536	11,996
First Industrial Realty Trust Inc REIT	10,783	184,713
First Interstate Bancsystem Inc	1,647	30,980
First Merchants Corp	2,859	44,229
First Midwest Bancorp Inc	7,465	99,135
First Pactrust Bancorp Inc	1,061	12,095
First Potomac Realty Trust REIT	5,072	75,218
FirstMerit Corp	11,049	182,640
Flushing Financial Corp	3,100	52,514
FNB United Corp *	253	2,469
Forestar Group Inc *	3,502	76,554
Fortegra Financial Corp *	623	5,457
Fox Chase Bancorp Inc	1,286	21,721
Franklin Financial Corp	1,315	23,999
Franklin Street Properties Corp REIT	7,302	106,755
FXCM Inc ‘A’	2,383	32,599
Gain Capital Holdings Inc	1,466	6,538
German American Bancorp Inc	1,294	29,775
Getty Realty Corp REIT	2,545	51,434
GFI Group Inc	7,118	23,774
Glacier Bancorp Inc	7,266	137,909
Gladstone Capital Corp	2,196	20,203
Gladstone Commercial Corp REIT	1,086	21,144
Gladstone Investment Corp	2,587	18,911
Glimcher Realty Trust REIT	1,387	16,089
Global Indemnity PLC * (Ireland)	1,033	23,966
Golub Capital BDC Inc	1,878	31,006
Government Properties Income Trust REIT	4,332	111,462
Gramercy Capital Corp REIT *	4,722	24,602
Great Southern Bancorp Inc	1,045	25,488
Greenlight Capital Re Ltd ‘A’ * (Cayman)	2,030	49,634
GSV Capital Corp *	1,916	15,826
Guaranty Bancorp *	7,581	15,920
Hallmark Financial Services Inc *	1,335	12,015
Hancock Holding Co	7,667	237,064
Hanmi Financial Corp *	3,168	50,688
Harris & Harris Group Inc *	2,973	10,703
Health Insurance Innovations Inc ‘A’ *	502	7,575
Healthcare Realty Trust Inc REIT	8,705	247,135
Heartland Financial USA Inc	1,465	37,021
Hercules Technology Growth Capital Inc	6,105	74,786
Heritage Commerce Corp *	2,068	13,918
Heritage Financial Corp	1,652	23,954
Heritage Financial Group Inc	726	10,512
Heritage Oaks Bancorp *	2,070	11,799
Hersha Hospitality Trust REIT	17,400	101,616
HFF Inc ‘A’	489	9,746
Highwoods Properties Inc REIT	1,492	59,038
Hilltop Holdings Inc *	3,986	53,771
Hingham Institution for Savings	116	8,085
Home Bancorp Inc *	656	12,208
Home BancShares Inc	2,236	84,230

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Home Federal Bancorp Inc	1,439	$18,419
Home Loan Servicing Solutions Ltd (Cayman)	5,353	124,886
Homeowners Choice Inc	666	18,149
HomeStreet Inc *	859	19,190
HomeTrust Bancshares Inc *	2,075	32,785
Horace Mann Educators Corp	4,014	83,692
Horizon Bancorp	657	13,278
Horizon Technology Finance Corp	751	10,972
Hudson Pacific Properties Inc REIT	4,305	93,634
Hudson Valley Holding Corp	1,609	23,990
IBERIABANK Corp	2,972	148,659
ICG Group Inc *	3,407	42,519
Independence Holding Co	797	8,113
Independent Bank Corp	2,231	72,708
Infinity Property & Casualty Corp	1,185	66,597
Inland Real Estate Corp REIT	4,196	42,338
International Bancshares Corp	5,400	112,320
INTL FCStone Inc *	1,385	24,113
Invesco Mortgage Capital Inc REIT	13,334	285,214
Investment Technology Group Inc *	3,884	42,879
Investors Bancorp Inc	3,638	68,322
Investors Real Estate Trust REIT	8,989	88,721
Investors Title Co	125	8,634
iStar Financial Inc REIT *	8,485	92,402
JAVELIN Mortgage Investment Corp	562	11,043
JMP Group Inc	1,560	10,780
Kansas City Life Insurance Co	397	15,535
KCAP Financial Inc	2,605	28,056
Kearny Financial Corp	1,454	14,831
Kennedy-Wilson Holdings Inc	4,994	77,457
Kite Realty Group Trust REIT	6,533	44,032
Knight Capital Group Inc ‘A’ *	18,098	67,325
Lakeland Bancorp Inc	3,029	29,836
Lakeland Financial Corp	1,651	44,065
LaSalle Hotel Properties REIT	9,579	243,115
Lexington Realty Trust REIT	15,327	180,859
LTC Properties Inc REIT	2,384	97,100
Maiden Holdings Ltd (Bermuda)	5,043	53,405
Main Street Capital Corp	2,812	90,237
MainSource Financial Group Inc	2,018	28,333
Manning & Napier Inc	1,343	22,213
Marlin Business Services Corp	838	19,433
MB Financial Inc	5,506	133,080
MCG Capital Corp	7,408	35,410
Meadowbrook Insurance Group Inc	4,879	34,397
Medallion Financial Corp	1,839	24,312
Medical Properties Trust Inc REIT	15,014	240,825
Medley Capital Corp	2,905	46,044
Mercantile Bank Corp	880	14,705
Merchants Bancshares Inc	510	15,369
Meridian Interstate Bancorp Inc *	749	14,044
Metro Bancorp Inc *	1,474	24,380
MetroCorp Bancshares Inc *	1,569	15,831
MGIC Investment Corp *	31,718	157,004
MicroFinancial Inc	523	4,409
Middleburg Financial Corp	568	11,025
MidSouth Bancorp Inc	842	13,691
MidWestOne Financial Group Inc	696	16,572
Monmouth Real Estate Investment Corp ‘A’ REIT	2,143	23,894
Montpelier Re Holdings Ltd (Bermuda)	4,388	114,307
MVC Capital Inc	2,426	31,126
NASB Financial Inc *	413	8,694
National Bank Holdings Corp ‘A’	771	14,109
National Bankshares Inc	700	24,451
National Financial Partners Corp *	4,054	90,931
National Interstate Corp	655	19,637
National Penn Bancshares Inc	12,480	133,411
National Western Life Insurance Co ‘A’	213	37,488
NBT Bancorp Inc	4,374	96,884
Nelnet Inc ‘A’	2,402	81,188

	Shares	Value
New Mountain Finance Corp	2,470	$36,111
New York Mortgage Trust Inc REIT	5,032	37,941
NewStar Financial Inc *	2,627	34,755
NGP Capital Resources Co	2,259	16,062
Nicholas Financial Inc (Canada)	995	14,627
Northfield Bancorp Inc	2,118	24,060
Northrim BanCorp Inc	647	14,538
NorthStar Realty Finance Corp REIT	19,430	184,196
Northwest Bancshares Inc	9,867	125,212
OceanFirst Financial Corp	1,457	21,010
Ocwen Financial Corp *	10,121	383,788
OFS Capital Corp	551	7,714
Old National Bancorp	10,232	140,690
OmniAmerican Bancorp Inc *	1,119	28,288
One Liberty Properties Inc REIT	1,128	24,500
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	2,349	31,758
Oppenheimer Holdings Inc ‘A’	1,036	20,171
Oriental Financial Group Inc	4,633	71,858
Oritani Financial Corp	2,968	45,974
Pacific Continental Corp	1,941	21,681
Pacific Mercantile Bancorp *	1,074	6,283
PacWest Bancorp	3,082	89,717
Park National Corp	1,141	79,630
Park Sterling Corp *	4,666	26,316
Parkway Properties Inc REIT	2,668	49,491
Peapack Gladstone Financial Corp	906	13,508
Pebblebrook Hotel Trust REIT	6,096	157,216
PennantPark Investment Corp	6,581	74,300
Penns Woods Bancorp Inc	355	14,544
Pennsylvania REIT	5,635	109,263
PennyMac Mortgage Investment Trust REIT	5,628	145,709
Peoples Bancorp Inc	1,136	25,435
Peoples Federal Bancshares Inc	598	11,422
PHH Corp *	5,689	124,930
PICO Holdings Inc *	2,282	50,660
Pinnacle Financial Partners Inc *	3,493	81,597
Piper Jaffray Cos *	1,520	52,136
Platinum Underwriters Holdings Ltd (Bermuda)	3,298	184,061
Potlatch Corp REIT	1,512	69,340
Preferred Bank *	1,163	18,352
Primerica Inc	4,442	145,609
PrivateBancorp Inc	6,494	122,802
Prospect Capital Corp	20,031	218,538
Prosperity Bancshares Inc	4,768	225,956
Provident Financial Holdings Inc	964	16,398
Provident Financial Services Inc	5,992	91,498
Provident New York Bancorp	3,999	36,271
PS Business Parks Inc REIT	313	24,702
Pzena Investment Management Inc ‘A’	368	2,392
Radian Group Inc	17,369	186,022
RAIT Financial Trust REIT	6,018	47,963
Ramco-Gershenson Properties Trust REIT	5,995	100,716
Redwood Trust Inc REIT	7,916	183,493
Renasant Corp	2,530	56,621
Republic Bancorp Inc ‘A’	1,026	23,229
Resource America Inc ‘A’	1,232	12,271
Resource Capital Corp REIT	10,900	72,049
Retail Opportunity Investments Corp REIT	5,888	82,491
RLI Corp	2,145	154,118
RLJ Lodging Trust REIT	12,264	279,129
Rockville Financial Inc	2,874	37,247
Roma Financial Corp	745	11,965
Rouse Properties Inc REIT	2,177	39,404
Ryman Hospitality Properties REIT	1,102	50,417
S&T Bancorp Inc	2,918	54,100
S.Y. Bancorp Inc	1,250	28,125
Sabra Health Care REIT Inc	3,729	108,178
Safeguard Scientifics Inc *	2,037	32,185
Safety Insurance Group Inc	1,291	63,453
Sandy Spring Bancorp Inc	2,429	48,823

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
SCBT Financial Corp	1,686	$84,974
Seacoast Banking Corp of Florida *	7,348	15,357
Select Income REIT	1,156	30,576
Selective Insurance Group Inc	5,487	131,743
SI Financial Group Inc	1,015	12,271
Sierra Bancorp	1,210	15,912
Silver Bay Realty Trust Corp REIT	4,143	85,769
Simmons First National Corp ‘A’	1,724	43,652
Simplicity Bancorp Inc	848	12,745
Solar Capital Ltd	4,489	105,447
Solar Senior Capital Ltd	1,198	23,002
Southside Bancshares Inc	1,743	36,620
Southwest Bancorp Inc *	1,990	24,994
Sovran Self Storage Inc REIT	270	17,412
Spirit Realty Capital Inc REIT	2,672	50,768
STAG Industrial Inc REIT	3,634	77,295
Starwood Property Trust Inc REIT	13,519	375,287
State Auto Financial Corp	1,321	23,012
State Bank Financial Corp	3,165	51,811
StellarOne Corp	2,325	37,549
Stellus Capital Investment Corp	760	11,263
Sterling Bancorp	3,164	32,146
Sterling Financial Corp	2,692	58,389
Stewart Information Services Corp	2,030	51,704
Stifel Financial Corp *	3,496	121,206
Strategic Hotels & Resorts Inc REIT *	2,855	23,839
Suffolk Bancorp *	999	14,226
Summit Hotel Properties Inc REIT	5,604	58,674
Sun Bancorp Inc *	3,968	13,531
Sunstone Hotel Investors Inc REIT *	16,254	200,087
Susquehanna Bancshares Inc	18,885	234,741
SWS Group Inc *	2,880	17,424
Symetra Financial Corp	7,814	104,786
Taylor Capital Group Inc *	1,677	26,815
TCP Capital Corp	567	9,049
Terreno Realty Corp REIT	1,890	33,982
Territorial Bancorp Inc	1,106	26,301
Texas Capital Bancshares Inc *	532	21,519
The Bancorp Inc *	3,254	45,068
The First Bancorp Inc	885	15,939
The First Marblehead Corp *	6,030	6,090
The First of Long Island Corp	829	24,580
The Geo Group Inc REIT	7,127	268,118
The Navigators Group Inc *	584	34,310
The Phoenix Cos Inc *	594	18,277
THL Credit Inc	1,524	22,830
Thomas Properties Group Inc	3,273	16,791
TICC Capital Corp	5,239	52,076
Tompkins Financial Corp	1,128	47,692
Tower Group International Ltd (Bermuda)	1,857	34,262
TowneBank	2,654	39,730
Tree.com Inc	241	4,456
Triangle Capital Corp	2,736	76,581
TriCo Bancshares	1,680	28,728
TrustCo Bank Corp NY	9,525	53,150
Trustmark Corp	6,771	169,343
Two Harbors Investment Corp REIT	35,796	451,388
UMB Financial Corp	3,251	159,527
UMH Properties Inc REIT	1,034	10,619
Umpqua Holdings Corp	11,287	149,666
Union First Market Bankshares Corp	2,043	39,961
United Bankshares Inc	1,794	47,738
United Community Banks Inc *	4,191	47,526
United Financial Bancorp Inc	2,067	31,418
United Fire Group Inc	2,021	51,475
Universal Health Realty Income Trust REIT	434	25,046
Universal Insurance Holdings Inc	1,793	8,696
Univest Corp of Pennsylvania	1,778	30,973
Urstadt Biddle Properties Inc ‘A’ REIT	567	12,338
ViewPoint Financial Group Inc	3,354	67,449

	Shares	Value
Virginia Commerce Bancorp Inc *	2,695	$37,865
Virtus Investment Partners Inc *	286	53,276
Walker & Dunlop Inc *	1,174	21,097
Walter Investment Management Corp *	3,585	133,541
Washington Banking Co	1,520	21,189
Washington REIT	4,548	126,616
Washington Trust Bancorp Inc	1,451	39,728
Waterstone Financial Inc *	767	6,343
Webster Financial Corp	7,265	176,249
WesBanco Inc	2,558	61,264
West Bancorp Inc	1,557	17,283
West Coast Bancorp	1,936	47,006
Westamerica Bancorp	1,292	58,566
Western Alliance Bancorp *	7,356	101,807
Western Asset Mortgage Capital Corp REIT	1,870	43,459
Westfield Financial Inc	2,484	19,326
WhiteHorse Finance Inc	562	8,896
Whitestone REIT	1,332	20,166
Wilshire Bancorp Inc *	6,196	42,009
Winthrop Realty Trust REIT	2,910	36,608
Wintrust Financial Corp	3,654	135,344
WSFS Financial Corp	758	36,869
ZAIS Financial Corp REIT *	495	10,212

		26,696,015

Health Care - 4.2%

Affymetrix Inc *	7,124	33,625
Agenus Inc *	911	3,544
Almost Family Inc	868	17,733
Alphatec Holdings Inc *	5,243	11,063
AMAG Pharmaceuticals Inc *	430	10,256
Amedisys Inc *	2,986	33,204
AMN Healthcare Services Inc *	2,013	31,866
AmSurg Corp *	2,141	72,023
AngioDynamics Inc *	2,515	28,747
Arena Pharmaceuticals Inc *	2,579	21,174
ArthroCare Corp *	495	17,206
Assisted Living Concepts Inc ‘A’	1,956	23,257
Astex Pharmaceuticals Inc *	9,365	41,768
AVANIR Pharmaceuticals Inc ‘A’ *	1,072	2,937
AVEO Pharmaceuticals Inc *	373	2,742
BioScrip Inc *	3,175	40,354
Cambrex Corp *	1,419	18,149
Capital Senior Living Corp *	387	10,228
Cerus Corp *	646	2,855
Chindex International Inc *	1,110	15,251
Codexis Inc *	2,591	6,193
CONMED Corp	2,810	95,709
Cornerstone Therapeutics Inc *	784	5,543
Cross Country Healthcare Inc *	2,611	13,864
CryoLife Inc	2,802	16,840
Cumberland Pharmaceuticals Inc *	481	2,395
Curis Inc *	1,838	6,029
Cynosure Inc ‘A’ *	606	15,859
Cytori Therapeutics Inc *	1,247	3,130
Derma Sciences Inc *	1,073	12,962
Durata Therapeutics Inc *	171	1,539
Dynavax Technologies Corp *	2,067	4,589
Emergent Biosolutions Inc *	2,076	29,023
Enzon Pharmaceuticals Inc	3,711	14,102
Exactech Inc *	635	13,138
ExamWorks Group Inc *	2,348	40,667
Five Star Quality Care Inc *	4,254	28,459
Gentiva Health Services Inc *	3,035	32,839
Geron Corp *	13,017	13,928
Globus Medical Inc ‘A’ *	278	4,081
Greatbatch Inc *	2,347	70,105
Greenway Medical Technologies Inc *	164	2,608
GTx Inc *	389	1,614
Hanger Inc *	3,429	108,116

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Harvard Bioscience Inc *	2,213	$12,504
HealthSouth Corp *	1,490	39,291
Healthways Inc *	3,324	40,719
Hi-Tech Pharmacal Co Inc	667	22,084
Horizon Pharma Inc *	1,672	4,531
Hyperion Therapeutics Inc *	115	2,969
ICU Medical Inc *	113	6,661
Idenix Pharmaceuticals Inc *	1,060	3,774
ImmunoGen Inc *	1,919	30,819
Integra LifeSciences Holdings Corp *	831	32,417
Intercept Pharmaceuticals Inc *	93	3,478
InterMune Inc *	3,617	32,734
Invacare Corp	3,154	41,160
KaloBios Pharmaceuticals Inc *	270	1,620
Kindred Healthcare Inc *	5,227	55,040
KYTHERA Biopharmaceuticals Inc *	104	2,533
Lannett Co Inc *	1,566	15,832
Lexicon Pharmaceuticals Inc *	12,415	27,065
LHC Group Inc *	1,392	29,914
LipoScience Inc *	242	2,543
Magellan Health Services Inc *	2,600	123,682
Maxygen Inc	2,654	6,396
MedAssets Inc *	3,853	74,170
Merge Healthcare Inc *	1,299	3,754
Merit Medical Systems Inc *	3,953	48,464
Molina Healthcare Inc *	2,776	85,695
Momenta Pharmaceuticals Inc *	2,890	38,553
National Healthcare Corp	1,041	47,595
Natus Medical Inc *	1,098	14,757
Nektar Therapeutics *	3,354	36,894
NPS Pharmaceuticals Inc *	2,908	29,633
NuVasive Inc *	3,236	68,959
Omnicell Inc *	2,954	55,772
Orthofix International NV * (Netherlands)	360	12,913
Owens & Minor Inc	920	29,955
Pacific Biosciences of California Inc *	3,711	9,240
Palomar Medical Technologies Inc *	1,960	26,440
PDI Inc *	912	5,381
PDL BioPharma Inc	1,905	13,926
PharMerica Corp *	2,916	40,824
PhotoMedex Inc *	192	3,089
Regulus Therapeutics Inc *	256	1,984
Repligen Corp *	297	2,052
Rigel Pharmaceuticals Inc *	1,633	11,088
Rochester Medical Corp *	103	1,506
Rockwell Medical Technologies Inc *	97	384
RTI Biologics Inc *	5,300	20,882
Select Medical Holdings Corp	3,485	31,365
Sequenom Inc *	2,735	11,350
Skilled Healthcare Group Inc ‘A’ *	129	848
Solta Medical Inc *	7,183	15,803
STERIS Corp	1,520	63,247
Supernus Pharmaceuticals Inc *	398	2,237
SurModics Inc *	998	27,196
Symmetry Medical Inc *	2,526	28,923
Targacept Inc *	2,630	11,256
TESARO Inc *	143	3,140
The Ensign Group Inc	666	22,244
The Providence Service Corp *	995	18,398
Tornier NV * (Netherlands)	476	8,973
Transcept Pharmaceuticals Inc *	1,119	5,360
Triple-S Management Corp ‘B’ *	1,910	33,272
Universal American Corp	3,736	31,121
Vanguard Health Systems Inc *	398	5,918
Vical Inc *	650	2,587
ViroPharma Inc *	6,629	166,786
Vocera Communications Inc *	397	9,131
WellCare Health Plans Inc *	2,242	129,946
West Pharmaceutical Services Inc	1,236	80,266
Wright Medical Group Inc *	4,078	97,097

	Shares	Value
XenoPort Inc *	598	$4,276
XOMA Corp *	878	3,064
Zeltiq Aesthetics Inc *	933	3,564

		3,020,358

Industrials - 12.0%

A.O. Smith Corp	2,827	207,982
AAR Corp	4,011	73,762
ABM Industries Inc	5,420	120,541
ACCO Brands Corp *	6,109	40,808
Accuride Corp *	4,729	25,489
Aceto Corp	2,074	22,959
Actuant Corp ‘A’	5,893	180,444
Aegion Corp *	3,410	78,941
Aerovironment Inc *	667	12,093
Air Transport Services Group Inc *	5,421	31,604
Aircastle Ltd (Bermuda)	5,825	79,686
Alamo Group Inc	692	26,469
Alaska Air Group Inc *	399	25,520
Albany International Corp ‘A’	2,744	79,302
Altra Holdings Inc	1,216	33,100
AMERCO	869	150,806
Ameresco Inc ‘A’ *	458	3,389
American Railcar Industries Inc	948	44,310
American Science & Engineering Inc	685	41,778
American Superconductor Corp *	3,786	10,071
American Woodmark Corp *	818	27,837
Ampco-Pittsburgh Corp	872	16,490
API Technologies Corp *	3,125	7,750
Apogee Enterprises Inc	2,867	83,000
Applied Industrial Technologies Inc	333	14,985
ARC Document Solutions Inc *	2,948	8,785
Argan Inc	853	12,718
Arkansas Best Corp	2,557	29,866
Astec Industries Inc	2,021	70,594
AT Cross Co ‘A’ *	45	620
Atlas Air Worldwide Holdings Inc *	2,651	108,055
Barnes Group Inc	5,458	157,900
Belden Inc	502	25,928
BlueLinx Holdings Inc *	2,579	7,350
Brady Corp ‘A’	4,914	164,766
Briggs & Stratton Corp	4,901	121,545
CAI International Inc *	880	25,362
Cascade Corp	839	54,518
Casella Waste Systems Inc ‘A’ *	3,375	14,749
CBIZ Inc *	3,657	23,332
CDI Corp	1,151	19,797
Ceco Environmental Corp	96	1,241
Cenveo Inc *	5,188	11,154
CIRCOR International Inc	1,597	67,872
Columbus McKinnon Corp *	1,929	37,133
Comfort Systems USA Inc	2,676	37,705
Compx International Inc	68	862
Consolidated Graphics Inc *	754	29,481
Courier Corp	936	13,488
CRA International Inc *	1,044	23,354
Cubic Corp	738	31,527
Curtiss-Wright Corp	4,703	163,194
Deluxe Corp	1,697	70,256
DigitalGlobe Inc *	2,864	82,788
Douglas Dynamics Inc	2,244	31,012
Dycom Industries Inc *	480	9,451
Dynamic Materials Corp	902	15,695
Edgen Group Inc *	1,069	7,729
EMCOR Group Inc	6,701	284,055
Encore Wire Corp	1,637	57,328
Energy Recovery Inc *	4,485	16,594
EnergySolutions Inc *	5,834	21,877
EnerNOC Inc *	1,639	28,469
EnerSys *	3,059	139,429

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Ennis Inc	2,601	$39,197
Enphase Energy Inc *	161	998
EnPro Industries Inc *	964	49,328
ESCO Technologies Inc	1,808	73,875
Esterline Technologies Corp *	3,067	232,172
Federal Signal Corp *	5,599	45,576
Flow International Corp *	3,622	14,162
Franklin Covey Co *	385	5,594
Franklin Electric Co Inc	244	8,191
FreightCar America Inc	1,206	26,315
FTI Consulting Inc *	4,218	158,850
FuelCell Energy Inc *	11,977	11,304
Furmanite Corp *	3,760	25,154
G&K Services Inc ‘A’	1,880	85,559
Genco Shipping & Trading Ltd *	2,991	8,614
GenCorp Inc *	1,269	16,878
Generac Holdings Inc	1,341	47,391
Gibraltar Industries Inc *	3,039	55,462
Global Power Equipment Group Inc	1,714	30,201
GP Strategies Corp *	139	3,317
Granite Construction Inc	3,907	124,399
Great Lakes Dredge & Dock Co	5,312	35,750
Griffon Corp	4,521	53,890
H&E Equipment Services Inc	1,255	25,602
Hardinge Inc	1,194	16,274
Hawaiian Holdings Inc *	2,311	13,311
Heartland Express Inc	1,121	14,954
Heidrick & Struggles International Inc	1,809	27,045
Hill International Inc *	2,091	6,252
HNI Corp	249	8,837
Houston Wire & Cable Co	1,100	14,245
Hudson Global Inc *	3,195	12,588
Hurco Cos Inc *	672	18,299
Hyster-Yale Materials Handling Inc	1,092	62,342
ICF International Inc *	1,972	53,638
II-VI Inc *	748	12,746
Insteel Industries Inc	1,675	27,336
International Shipholding Corp	525	9,555
Intersections Inc	317	2,983
JetBlue Airways Corp *	23,381	161,329
Kadant Inc *	1,172	29,300
Kaydon Corp	3,195	81,728
Kelly Services Inc ‘A’	2,653	49,558
Kforce Inc	247	4,043
Kimball International Inc ‘B’	3,299	29,889
Knoll Inc	1,459	26,452
Korn/Ferry International *	4,821	86,103
Kratos Defense & Security Solutions Inc *	3,860	19,416
Layne Christensen Co *	1,977	42,268
LB Foster Co ‘A’	909	40,260
LMI Aerospace Inc *	763	15,863
LSI Industries Inc	1,875	13,087
Lydall Inc *	1,709	26,233
Marten Transport Ltd	1,553	31,262
McGrath RentCorp	1,199	37,289
Meritor Inc *	7,369	34,855
Met-Pro Corp	1,457	15,051
Metalico Inc *	3,967	6,427
Michael Baker Corp	868	21,266
Miller Industries Inc	1,061	17,029
Mobile Mini Inc *	3,846	113,188
Moog Inc ‘A’ *	4,018	184,145
Mueller Industries Inc	1,669	88,941
Mueller Water Products Inc ‘A’	5,500	32,615
Multi-Color Corp	1,260	32,495
MYR Group Inc *	947	23,258
National Presto Industries Inc	429	34,534
Navigant Consulting Inc *	5,149	67,658
NCI Building Systems Inc *	1,825	31,700
NL Industries Inc	661	8,216

	Shares	Value
NN Inc *	1,736	$16,423
Northwest Pipe Co *	963	26,945
Orbital Sciences Corp *	5,931	98,988
Orion Marine Group Inc *	2,775	27,583
Pacer International Inc *	3,151	15,850
Park-Ohio Holdings Corp *	46	1,524
Patriot Transportation Holding Inc *	612	17,026
Pendrell Corp *	15,308	25,411
Performant Financial Corp *	366	4,494
PGT Inc *	1,036	7,117
Pike Electric Corp	1,745	24,831
PMFG Inc *	2,147	13,247
Powell Industries Inc *	510	26,811
Preformed Line Products Co	202	14,134
Primoris Services Corp	2,197	48,576
Quad/Graphics Inc	2,491	59,635
Quality Distribution Inc *	1,281	10,773
Quanex Building Products Corp	3,768	60,665
Rand Logistics Inc *	1,607	9,843
Republic Airways Holdings Inc *	2,189	25,261
Resources Connection Inc	4,234	53,772
Rexnord Corp *	2,236	47,470
Roadrunner Transportation Systems Inc *	700	16,100
RPX Corp *	157	2,215
Rush Enterprises Inc ‘A’ *	3,290	79,355
Saia Inc *	1,303	47,130
Schawk Inc	1,138	12,507
SeaCube Container Leasing Ltd (Bermuda)	953	21,881
SIFCO Industries Inc	137	2,522
Simpson Manufacturing Co Inc	3,619	110,778
SkyWest Inc	4,811	77,217
Solarcity Corp *	711	13,424
Standex International Corp	968	53,453
Steelcase Inc ‘A’	6,594	97,130
Sterling Construction Co Inc *	1,503	16,368
Swisher Hygiene Inc *	11,545	14,893
Sypris Solutions Inc	366	1,530
TAL International Group Inc	1,450	65,699
Teledyne Technologies Inc *	2,397	188,021
Tetra Tech Inc *	1,164	35,490
The Dolan Co *	2,935	7,015
The Eastern Co	595	10,436
The ExOne Co *	228	7,638
The Greenbrier Cos Inc *	2,279	51,756
The KEYW Holding Corp *	1,444	23,292
TMS International Corp ‘A’ *	612	8,078
TRC Cos Inc *	241	1,554
TriMas Corp *	238	7,728
TrueBlue Inc *	1,100	23,254
Tutor Perini Corp *	3,620	69,866
Twin Disc Inc	889	22,296
UniFirst Corp	1,455	131,677
United Stationers Inc	3,850	148,802
Universal Forest Products Inc	1,978	78,744
Universal Truckload Services Inc *	524	12,225
US Ecology Inc	697	18,505
Viad Corp	2,021	55,901
Vicor Corp *	1,556	7,733
VSE Corp	373	9,321
WageWorks Inc *	266	6,658
Watts Water Technologies Inc ‘A’	2,823	135,476
Werner Enterprises Inc	611	14,750
Wesco Aircraft Holdings Inc *	1,272	18,724
Willis Lease Finance Corp *	480	7,258

		8,721,116

Information Technology - 11.1%

Accelrys Inc *	5,525	53,924
Actuate Corp *	296	1,776
Acxiom Corp *	7,723	157,549

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Advanced Energy Industries Inc *	3,953	$72,340
Aeroflex Holding Corp *	2,025	15,917
Agilysys Inc *	1,404	13,956
Alpha & Omega Semiconductor Ltd * (Bermuda)	1,652	14,670
Ambarella Inc * (Cayman)	365	5,716
Amkor Technology Inc *	7,399	29,596
ANADIGICS Inc *	8,528	17,056
Anaren Inc *	1,144	22,182
Anixter International Inc	1,096	76,632
Applied Micro Circuits Corp *	6,519	48,371
ARRIS Group Inc *	9,865	169,382
Aspen Technology Inc *	538	17,372
ATMI Inc *	2,974	66,707
Audience Inc *	496	7,564
AVG Technologies NV * (Netherlands)	59	821
Aviat Networks Inc *	6,180	20,827
Avid Technology Inc *	3,018	18,923
Aware Inc	164	759
Axcelis Technologies Inc *	10,696	13,370
AXT Inc *	3,099	9,111
Bankrate Inc *	569	6,794
Bazaarvoice Inc *	48	351
Bel Fuse Inc ‘B’	1,020	15,922
Benchmark Electronics Inc *	5,807	104,642
Black Box Corp	1,645	35,877
Blucora Inc *	3,372	52,199
Bottomline Technologies Inc *	2,667	76,036
Brightcove Inc *	33	205
Brooks Automation Inc	6,630	67,493
CACI International Inc ‘A’ *	2,097	121,353
Calix Inc *	2,598	21,174
Ceva Inc *	548	8,549
Checkpoint Systems Inc *	4,019	52,488
CIBER Inc *	7,273	34,183
Ciena Corp *	2,429	38,888
Coherent Inc	1,692	96,004
Cohu Inc	2,441	22,848
Computer Task Group Inc	336	7,187
Comtech Telecommunications Corp	1,790	43,461
Convergys Corp	10,960	186,649
CSG Systems International Inc *	1,439	30,492
CTS Corp	3,399	35,486
Cymer Inc *	2,146	206,231
Daktronics Inc	2,781	29,201
Dealertrack Technologies Inc *	479	14,073
Demand Media Inc *	763	6,585
Demandware Inc *	31	786
Digi International Inc *	2,481	22,155
Digital River Inc *	3,660	51,752
Diodes Inc *	3,537	74,206
DSP Group Inc *	2,294	18,513
E2open Inc *	117	2,333
EarthLink Inc	10,552	57,192
Ebix Inc	745	12,084
Echelon Corp *	1,644	4,011
Electro Rent Corp	1,663	30,832
Electro Scientific Industries Inc	2,298	25,393
Electronics for Imaging Inc *	4,312	109,352
Emulex Corp *	8,671	56,622
Entegris Inc *	13,818	136,245
Entropic Communications Inc *	8,818	35,889
Envivio Inc *	526	894
EPIQ Systems Inc	2,888	40,519
ePlus Inc	381	17,606
Euronet Worldwide Inc *	5,107	134,518
Exa Corp *	142	1,352
Exar Corp *	3,221	33,821
Fabrinet * (Cayman)	2,207	32,244
FEI Co	239	15,427
Finisar Corp *	9,185	121,150

	Shares	Value
First Solar Inc *	6,052	$163,162
FleetMatics Group PLC * (Ireland)	244	5,917
FormFactor Inc *	5,115	24,041
Gerber Scientific Inc Escrow Shares * +	1,382	-
Globecomm Systems Inc *	520	6,245
Glu Mobile Inc *	359	1,070
GSI Group Inc * (Canada)	2,771	23,637
GSI Technology Inc *	1,978	13,035
GT Advanced Technologies Inc *	1,788	5,883
Harmonic Inc *	11,705	67,772
Imation Corp *	3,588	13,706
Immersion Corp *	224	2,630
Infinera Corp *	1,119	7,833
Infoblox Inc *	37	803
Inphi Corp *	1,435	14,996
Insight Enterprises Inc *	4,466	92,089
Integrated Device Technology Inc *	14,325	107,008
Integrated Silicon Solution Inc *	2,736	25,089
Intermec Inc *	5,228	51,391
Internap Network Services Corp *	2,635	24,637
International Rectifier Corp *	6,963	147,267
Intersil Corp ‘A’	12,876	112,150
Intevac Inc *	2,232	10,535
IntraLinks Holdings Inc *	3,671	23,348
iPass Inc *	396	784
IXYS Corp	2,464	23,630
j2 Global Inc	812	31,839
Kemet Corp *	4,495	28,094
Key Tronic Corp *	843	9,661
Keynote Systems Inc	1,583	22,099
Kopin Corp *	6,714	24,842
KVH Industries Inc *	227	3,080
Lattice Semiconductor Corp *	11,784	64,223
Limelight Networks Inc *	5,813	11,975
Littelfuse Inc	218	14,791
Loral Space & Communications Inc	58	3,589
LTX-Credence Corp *	4,904	29,620
M/A-COM Technology Solutions Holdings Inc *	498	8,003
ManTech International Corp ‘A’	2,289	61,505
Marchex Inc ‘B’	2,172	9,144
Market Leader Inc *	320	2,867
Mattersight Corp *	64	275
Mattson Technology Inc *	5,604	7,734
MaxLinear Inc ‘A’ *	1,758	10,900
Measurement Specialties Inc *	165	6,562
MeetMe Inc *	1,596	3,639
MEMC Electronic Materials Inc *	18,165	79,926
Mentor Graphics Corp	4,260	76,893
Mercury Systems Inc *	3,107	22,899
Methode Electronics Inc	3,707	47,746
Millennial Media Inc *	64	406
Mindspeed Technologies Inc *	3,713	12,364
MKS Instruments Inc	5,294	143,997
ModusLink Global Solutions Inc *	4,194	13,840
MoneyGram International Inc *	1,547	28,001
Monster Worldwide Inc *	12,287	62,295
MoSys Inc *	3,538	16,664
Multi-Fineline Electronix Inc *	668	10,307
Nanometrics Inc *	2,345	33,838
NeoPhotonics Corp *	1,875	9,581
NETGEAR Inc *	2,089	70,002
Newport Corp *	3,801	64,313
Oclaro Inc *	7,022	8,848
OCZ Technology Group Inc *	6,683	12,029
OmniVision Technologies Inc *	5,215	71,863
Oplink Communications Inc *	1,901	31,176
Park Electrochemical Corp	2,078	52,657
PC Connection Inc	855	13,979
PCTEL Inc	1,773	12,588
Peregrine Semiconductor Corp *	408	3,986

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Perficient Inc *	712	$8,302
Pericom Semiconductor Corp *	2,273	15,479
Pervasive Software Inc *	1,178	10,802
Photronics Inc *	6,032	40,294
Plantronics Inc	2,850	125,941
Plexus Corp *	1,958	47,599
PLX Technology Inc *	343	1,564
Power-One Inc *	6,729	27,925
Progress Software Corp *	5,824	132,671
Proofpoint Inc *	34	573
QAD Inc ‘A’	49	629
QLogic Corp *	6,849	79,448
Qualys Inc *	216	2,665
Quantum Corp *	22,298	28,541
QuickLogic Corp *	517	1,272
QuinStreet Inc *	3,294	19,665
Radisys Corp *	2,228	10,962
Rambus Inc *	10,218	57,323
RealD Inc *	576	7,488
RealNetworks Inc *	2,102	16,206
RF Micro Devices Inc *	24,560	130,659
Richardson Electronics Ltd	1,236	14,659
Rofin-Sinar Technologies Inc *	2,840	76,936
Rogers Corp *	933	44,429
Rosetta Stone Inc *	538	8,274
Rubicon Technology Inc *	1,822	12,025
Ruckus Wireless Inc *	464	9,744
Rudolph Technologies Inc *	3,220	37,932
Sanmina Corp *	8,226	93,447
Sapiens International Corp NV (Netherlands)	1,314	7,148
ScanSource Inc *	2,738	77,266
SeaChange International Inc *	2,856	33,958
ShoreTel Inc *	589	2,138
Sigma Designs Inc *	3,177	15,472
Silicon Graphics International Corp *	3,026	41,608
Silicon Image Inc *	1,376	6,687
Sonus Networks Inc *	19,341	50,093
Spansion Inc ‘A’ *	4,789	61,634
SS&C Technologies Holdings Inc *	2,449	73,421
STEC Inc *	3,593	15,881
STR Holdings Inc *	3,022	6,558
SunPower Corp *	2,164	24,973
Super Micro Computer Inc *	307	3,466
Supertex Inc	1,037	23,032
support.com Inc *	1,470	6,145
Sykes Enterprises Inc *	3,855	61,526
Symmetricom Inc *	4,329	19,654
Synacor Inc *	39	117
SYNNEX Corp *	2,647	97,939
TechTarget Inc *	1,495	7,311
TeleNav Inc *	1,594	10,281
TeleTech Holdings Inc *	2,277	48,295
Tellabs Inc	36,475	76,233
Telular Corp	630	6,338
Tessco Technologies Inc	255	5,518
Tessera Technologies Inc	5,226	97,987
TiVo Inc *	6,209	76,930
TriQuint Semiconductor Inc *	17,015	85,926
Trulia Inc *	237	7,437
TTM Technologies Inc *	5,287	40,181
Ultra Clean Holdings Inc *	2,705	17,583
Unisys Corp *	2,146	48,822
United Online Inc	9,040	54,511
Unwired Planet Inc *	542	1,203
ValueClick Inc *	3,021	89,271
VASCO Data Security International Inc *	1,647	13,901
Veeco Instruments Inc *	2,908	111,464
Viasystems Group Inc *	356	4,642
Vishay Precision Group Inc *	1,179	17,320
WebMD Health Corp *	5,095	123,910

	Shares	Value
Westell Technologies Inc ‘A’ *	4,325	$8,693
Xoom Corp *	93	2,124
Zygo Corp *	1,373	20,334

		8,095,471

Materials - 5.3%

A. Schulman Inc	2,968	93,670
A.M. Castle & Co *	1,668	29,190
AK Steel Holding Corp	11,380	37,668
AMCOL International Corp	140	4,227
Axiall Corp	1,272	79,068
Berry Plastics Group Inc *	1,740	33,147
Boise Cascade Co *	809	27,457
Boise Inc	10,104	87,501
Buckeye Technologies Inc	1,670	50,017
Calgon Carbon Corp *	919	16,634
Century Aluminum Co *	5,142	39,799
Chase Corp	613	11,843
Chemtura Corp *	3,045	65,802
Clearwater Paper Corp *	476	25,080
Coeur d’Alene Mines Corp *	5,325	100,429
Ferro Corp *	8,636	58,293
FutureFuel Corp	1,933	23,486
General Moly Inc *	5,604	12,385
Globe Specialty Metals Inc	5,692	79,233
Golden Minerals Co *	3,590	8,544
Golden Star Resources Ltd (XASE) * (Canada)	25,880	41,408
Graphic Packaging Holding Co *	14,683	109,976
Handy & Harman Ltd *	65	1,000
Haynes International Inc	208	11,502
Hecla Mining Co	28,683	113,298
Horsehead Holding Corp *	4,363	47,469
Innospec Inc	2,033	90,021
Kaiser Aluminum Corp	1,942	125,550
KapStone Paper & Packaging Corp	4,050	112,590
Kraton Performance Polymers Inc *	3,245	75,933
Landec Corp *	1,933	27,971
Louisiana-Pacific Corp *	13,779	297,626
LSB Industries Inc *	804	27,963
Materion Corp	1,852	52,782
McEwen Mining Inc *	21,591	61,750
Metals USA Holdings Corp	892	18,420
Minerals Technologies Inc	3,552	147,444
Neenah Paper Inc	637	19,594
Olin Corp	2,510	63,302
Olympic Steel Inc	879	21,008
OM Group Inc *	3,260	76,545
PH Glatfelter Co	3,571	83,490
PolyOne Corp	2,916	71,180
Quaker Chemical Corp	928	54,771
Resolute Forest Products *	8,137	131,657
Revett Minerals Inc * (Canada)	2,440	5,563
RTI International Metals Inc *	3,050	96,654
Schnitzer Steel Industries Inc ‘A’	2,510	66,917
Schweitzer-Mauduit International Inc	811	31,410
Sensient Technologies Corp	5,014	195,997
Stepan Co	104	6,562
Stillwater Mining Co *	11,637	150,466
SunCoke Energy Inc *	2,052	33,509
Texas Industries Inc *	2,273	143,449
Tredegar Corp	2,408	70,892
UFP Technologies Inc *	527	10,377
United States Lime & Minerals Inc *	11	585
Universal Stainless & Alloy Products Inc *	707	25,699
Vista Gold Corp * (Canada)	5,887	12,716
Wausau Paper Corp	233	2,512
Worthington Industries Inc	5,251	162,676
Zep Inc	1,250	18,763
Zoltek Cos Inc *	2,758	32,958

		3,835,428

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Telecommunication Services - 0.4%

Cbeyond Inc *	2,593	$19,266
Cincinnati Bell Inc *	12,772	41,637
Consolidated Communications Holdings Inc	1,540	27,027
Fairpoint Communications Inc *	408	3,048
Hawaiian Telcom Holdco Inc *	1,108	25,561
IDT Corp ‘B’	285	3,437
inContact Inc *	364	2,945
Iridium Communications Inc *	4,231	25,471
Leap Wireless International Inc *	3,948	23,254
magicJack VocalTec Ltd * (Israel)	426	5,964
Neutral Tandem Inc	2,719	8,891
ORBCOMM Inc *	1,777	9,258
Premiere Global Services Inc *	3,840	42,201
Shenandoah Telecommunications Co	2,484	37,831
USA Mobility Inc	2,312	30,680
Vonage Holdings Corp *	7,549	21,817

		328,288

Utilities - 5.8%

ALLETE Inc	3,822	187,354
American DG Energy Inc *	228	479
American States Water Co	1,703	98,042
Artesian Resources Corp ‘A’	758	17,032
Atlantic Power Corp (Canada)	10,880	53,638
Avista Corp	5,883	161,194
Black Hills Corp	4,416	194,481
Cadiz Inc *	82	554
California Water Service Group	2,381	47,382
CH Energy Group Inc	1,487	97,235
Chesapeake Utilities Corp	958	46,990
Cleco Corp	6,080	285,942
Connecticut Water Service Inc	381	11,137
Consolidated Water Co Ltd (Cayman)	1,510	14,949
Delta Natural Gas Co Inc	678	14,821
El Paso Electric Co	4,021	135,307
Genie Energy Ltd ‘B’	1,688	15,631
IDACORP Inc	5,002	241,447
MGE Energy Inc	2,319	128,565
Middlesex Water Co	1,586	30,959
New Jersey Resources Corp	4,167	186,890
Northwest Natural Gas Co	2,685	117,657
NorthWestern Corp	3,649	145,449
Ormat Technologies Inc	1,305	26,948
Otter Tail Corp	3,431	106,841
Piedmont Natural Gas Co Inc	6,914	227,332
PNM Resources Inc	8,011	186,576
Portland General Electric Co	7,546	228,870
SJW Corp	1,011	26,792
South Jersey Industries Inc	2,383	132,471
Southwest Gas Corp	4,605	218,553
The Empire District Electric Co	4,193	93,923
The Laclede Group Inc	2,245	95,862
UIL Holdings Corp	5,069	200,682
Unitil Corp	1,370	38,538
UNS Energy Corp	4,026	197,032
WGL Holdings Inc	5,148	227,027
York Water Co	297	5,584

		4,246,166

Total Common Stocks (Cost $58,542,380)		69,708,144

EXCHANGE-TRADED FUND - 0.6%

iShares Russell 2000 Value Index Fund	4,811	403,210

Total Exchange-Traded Fund (Cost $402,791)		403,210

	Shares	Value
CLOSED-END MUTUAL FUND - 0.0%

Firsthand Technology Value Fund Inc *	875	$16,879

Total Closed-End Mutual Fund (Cost $16,528)		16,879

	Principal Amount

SHORT-TERM INVESTMENT - 3.4%

Repurchase Agreement - 3.4%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/13, repurchase price of $2,442,215; collateralized by U.S. Treasury Notes: 0.250% due 01/15/15 and value $2,495,000)	$2,442,212	2,442,212

Total Short-Term Investment (Cost $2,442,212)		2,442,212

TOTAL INVESTMENTS - 100.0% (Cost $61,403,911)		72,570,445

OTHER ASSETS & LIABILITIES, NET - 0.0%		29,703

NET ASSETS - 100.0%		$72,600,148

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2013, $120,880 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2013 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
Russell 2000 Mini (06/13)	25	$2,338,072	$34,178

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$69,708,144	$69,708,144	$-	$-
	Exchange-Traded Fund	403,210	403,210	-	-
	Closed-End Mutual Fund	16,879	16,879	-	-
	Short-Term Investment	2,442,212	-	2,442,212	-
	Derivatives:
	Equity Contracts
	Futures	34,178	34,178	-	-

	Total	$72,604,623	$70,162,411	$2,442,212	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 7.0%

Brazil - 6.8%

AES Tiete SA	2,800	$27,158
Banco Bradesco SA	5,940	100,355
Banco Bradesco SA ADR	29,971	510,100
Banco do Estado do Rio Grande do Sul SA ‘B’	5,200	45,084
Braskem SA ADR	2,100	28,434
Centrais Eletricas Brasileiras SA ‘B’	3,500	21,997
Centrais Eletricas Brasileiras SA ADR	800	5,008
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,400	74,592
Cia de Bebidas das Americas	2,565	107,043
Cia de Bebidas das Americas ADR	9,650	408,484
Cia Energetica de Minas Gerais	3,987	46,603
Cia Energetica de Sao Paulo ‘B’	3,500	35,247
Gerdau SA	11,561	89,021
Gerdau SA ADR	6,842	52,752
Itau Unibanco Holding SA	8,100	144,263
Itau Unibanco Holding SA ADR	30,500	542,900
Klabin SA	10,800	74,556
Lojas Americanas SA	6,123	52,723
Petroleo Brasileiro SA	882	8,009
Petroleo Brasileiro SA ADR	34,993	635,123
Suzano Papel e Celulose SA *	1,093	4,192
Telefonica Brasil SA	1,800	48,056
Ultrapar Participacoes SA ADR	3,300	83,754
Usinas Siderurgicas de Minas Gerais SA ‘A’ *	7,505	40,185
Vale SA	9,500	156,269
Vale SA ADR	28,066	463,931

		3,805,839

Colombia - 0.2%

Banco Davivienda SA	1,155	16,451
Bancolombia SA ADR	1,591	100,631
Grupo de Inversiones Suramericana SA	201	4,314

		121,396

Total Preferred Stocks (Cost $4,012,895)		3,927,235

COMMON STOCKS - 92.6%

Bermuda - 1.0%

Brilliance China Automotive Holdings Ltd *	60,000	70,754
China Resources Gas Group Ltd	26,000	71,701
COSCO Pacific Ltd	24,182	35,110
Credicorp Ltd	788	130,847
Kunlun Energy Co Ltd	54,000	114,869
VimpelCom Ltd ADR	10,100	120,089

		543,370

Brazil - 6.5%

AES Tiete SA	1,400	12,124
All America Latina Logistica SA	3,300	16,494
Amil Participacoes SA	3,700	57,896
Banco Bradesco SA	9,837	171,353
Banco do Brasil SA	8,337	113,250
Banco Santander Brasil SA ADR	13,939	101,197
BM&FBOVESPA SA	33,327	224,956
BR Malls Participacoes SA	6,400	79,685
BRF - Brasil Foods SA	3,100	68,420
BRF - Brasil Foods SA ADR	7,300	161,403
CCR SA	14,100	143,320
Centrais Eletricas Brasileiras SA ADR	2,651	9,066
CETIP SA - Mercados Organizados	2,800	33,255
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	2,600	124,098
Cia Hering	2,200	39,302

	Shares	Value
Cia Paranaense de Energia ADR	2,200	$34,034
Cia Siderurgica Nacional SA	8,083	36,520
Cia Siderurgica Nacional SA ADR	8,700	38,976
Cielo SA	4,100	120,783
Cosan SA Industria e Comercio	3,876	86,967
CPFL Energia SA ADR	1,160	24,290
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,100	35,162
Duratex SA	3,000	24,199
EcoRodovias Infraestrutura e Logistica SA	6,000	51,634
Embraer SA ADR	2,500	89,175
Fibria Celulose SA ADR *	2,900	35,003
Hypermarcas SA *	6,300	49,540
Itau Unibanco Holding SA	2,600	46,706
JBS SA *	10,139	34,119
Kroton Educacional SA	1,000	12,842
Localiza Rent a Car SA	2,700	48,235
Lojas Americanas SA	2,083	17,153
Lojas Renner SA	1,600	59,875
MRV Engenharia e Participacoes SA	6,400	26,572
Multiplan Empreendimentos Imobiliarios SA	700	20,092
Natura Cosmeticos SA	2,921	71,379
Odontoprev SA	7,400	33,874
OGX Petroleo e Gas Participacoes SA *	10,000	11,431
Oi SA	1,200	4,127
Oi SA ADR	15,540	47,242
Oi SA ADR ‘C’	1,164	3,911
Petroleo Brasileiro SA	4,478	37,340
Petroleo Brasileiro SA ADR	22,016	364,805
Porto Seguro SA	2,300	32,177
Raia Drogasil SA	3,300	35,192
Souza Cruz SA	7,500	109,638
Telefonica Brasil SA ADR	1,590	42,421
Tim Participacoes SA	7,200	31,782
Totvs SA	1,828	37,487
Tractebel Energia SA	2,200	37,822
Transmissora Alianca de Energia Eletrica SA	1,252	13,940
Ultrapar Participacoes SA	802	20,281
Vale SA ADR	24,351	421,029
WEG SA	3,200	41,236

		3,644,810

Cayman - 2.6%

Agile Property Holdings Ltd	18,000	21,501
Belle International Holdings Ltd	63,000	105,452
China Mengniu Dairy Co Ltd	29,000	83,538
China Resources Cement Holdings Ltd	52,000	29,459
China Resources Land Ltd	30,000	84,243
Country Garden Holdings Co Ltd *	65,044	32,307
ENN Energy Holdings Ltd	10,000	55,202
Eurasia Drilling Co Ltd GDR ~	1,515	53,830
Evergrande Real Estate Group Ltd	141,000	56,861
GCL-Poly Energy Holdings Ltd	89,000	18,199
Geely Automobile Holdings Ltd	145,000	71,149
Hengan International Group Co Ltd	11,000	107,574
Longfor Properties Co Ltd	31,500	52,284
Parkson Retail Group Ltd	47,500	28,228
Shimao Property Holdings Ltd	24,926	48,164
SOHO China Ltd	8,500	7,088
Tencent Holdings Ltd	12,700	404,446
Tingyi Holding Corp	18,000	46,869
Want Want China Holdings Ltd	89,000	136,548

		1,442,942

Chile - 2.1%

Aguas Andinas SA ‘A’	15,289	11,998
Banco de Chile ADR	770	73,011
Banco de Credito e Inversiones	840	59,807
Banco Santander Chile SA ADR	1,558	44,356
CAP SA	1,029	33,369

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Cencosud SA	17,042	$105,903
Cia Cervecerias Unidas SA ADR	2,000	66,160
Cia General de Electricidad SA	3,373	21,247
Colbun SA *	179,217	53,989
Corpbanca SA	4,258,220	58,703
E.CL SA	14,388	30,820
Empresa Nacional de Electricidad SA ADR	1,700	90,236
Empresas CMPC SA	13,812	50,327
Empresas COPEC SA	6,095	88,536
Enersis SA ADR	6,316	121,520
ENTEL Chile SA	966	20,467
Latam Airlines Group SA	4,238	92,134
SACI Falabella	5,005	60,293
Sigdo Koppers SA	8,610	23,684
Sociedad Quimica y Minera de Chile SA ADR	1,300	72,085

		1,178,645

China - 8.9%

Agricultural Bank of China Ltd ‘H’	302,000	144,860
Aluminum Corp of China Ltd ADR *	2,300	22,379
Anhui Conch Cement Co Ltd ‘H’	12,000	40,070
Bank of China Ltd ‘H’	957,400	445,662
Bank of Communications Co Ltd ‘H’	87,925	66,226
BBMG Corp ‘H’	36,500	29,755
Byd Co Ltd ‘H’ *	11,000	35,462
China BlueChemical Ltd ‘H’	22,000	13,612
China Citic Bank Corp Ltd ‘H’	105,000	63,226
China Coal Energy Co Ltd ‘H’	52,000	46,630
China Communications Construction Co Ltd ‘H’	67,000	62,587
China Communications Services Corp Ltd ‘H’	68,000	44,031
China Construction Bank Corp ‘H’	880,340	721,021
China COSCO Holdings Co Ltd ‘H’ *	8,500	4,044
China Life Insurance Co Ltd ‘H’	17,000	44,293
China Life Insurance Co Ltd ADR	4,353	171,595
China Longyuan Power Group Corp ‘H’	30,000	27,353
China Merchants Bank Co Ltd ‘H’	48,300	102,655
China Minsheng Banking Corp Ltd ‘H’	88,000	112,845
China National Building Material Co Ltd ‘H’	20,000	25,321
China Oilfield Services Ltd ‘H’	14,000	29,396
China Pacific Insurance Group Co Ltd ‘H’	24,400	80,587
China Petroleum & Chemical Corp ‘H’	94,000	110,132
China Petroleum & Chemical Corp ADR	1,400	163,688
China Railway Construction Corp Ltd ‘H’	70,000	66,633
China Railway Group Ltd ‘H’	115,000	58,665
China Shenhua Energy Co Ltd ‘H’	33,500	121,444
China Shipping Container Lines Co Ltd ‘H’ *	95,000	25,803
China Shipping Development Co Ltd ‘H’	24,000	11,638
China Telecom Corp Ltd ADR	1,100	55,924
Chongqing Rural Commercial Bank ‘H’	7,000	3,763
CITIC Securities Co Ltd ‘H’	20,500	44,254
CSR Corp Ltd ‘H’	40,000	28,451
Dongfeng Motor Group Co Ltd ‘H’	28,000	39,466
Great Wall Motor Co Ltd ‘H’	31,000	105,390
Guangzhou Automobile Group Co Ltd ‘H’	42,000	35,876
Guangzhou R&F Properties Co Ltd ‘H’	40,000	67,406
Huaneng Power International Inc ‘H’	86,000	91,448
Industrial & Commercial Bank of China Ltd ‘H’	864,045	607,170
Jiangxi Copper Co Ltd ‘H’	15,000	33,315
Maanshan Iron & Steel ‘H’ *	60,000	15,682
PetroChina Co Ltd ‘H’	90,000	118,624
PetroChina Co Ltd ADR	1,750	230,685
PICC Property & Casualty Co Ltd ‘H’	52,000	66,796
Ping An Insurance Group Co of China Ltd ‘H’	23,500	182,427
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	52,000	47,178
Shanghai Electric Group Co Ltd ‘H’	14,000	5,474
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	1,000	2,195
Sinopec Shanghai Petrochemical Co Ltd ADR	619	27,118
Sinopharm Group Co Ltd ‘H’	21,600	69,779
Tsingtao Brewery Co Ltd ‘H’	6,000	38,104

	Shares	Value
Weichai Power Co Ltd ‘H’	7,200	$24,158
Yanzhou Coal Mining Co Ltd ADR	1,600	21,904
Zhaojin Mining Industry Co Ltd ‘H’	29,000	38,989
Zhuzhou CSR Times Electric Co Ltd ‘H’	8,000	22,777
Zijin Mining Group Co Ltd ‘H’	112,000	37,129
Zoomlion Heavy Industry Science & Technology Co Ltd ‘H’	36,800	44,604
ZTE Corp ‘H’	12,000	21,080

		5,018,779

Colombia - 0.6%

Almacenes Exito SA	2,928	52,958
Bancolombia SA	3,016	47,574
Cementos Argos SA	1,809	8,629
Ecopetrol SA ADR	3,773	205,704
Grupo Nutresa SA	204	2,905

		317,770

Czech Republic - 0.3%

CEZ AS	3,220	94,241
Komercni Banka AS	225	42,950
Telefonica Czech Republic AS	1,470	22,150

		159,341

Egypt - 0.1%

Commercial International Bank SAE GDR	5,790	23,983
Orascom Telecom Holding SAE GDR * ~	16,470	52,390

		76,373

Hong Kong - 2.9%

Beijing Enterprises Holdings Ltd	9,500	73,260
China Agri-Industries Holdings Ltd	24,700	12,733
China Everbright Ltd	8,000	12,757
China Merchants Holdings International Co Ltd	14,000	46,133
China Mobile Ltd	9,000	95,292
China Mobile Ltd ADR	9,949	528,590
China Overseas Land & Investment Ltd	52,000	144,270
China Resources Enterprise Ltd	14,000	41,581
China Resources Power Holdings Co Ltd	10,000	30,041
China Taiping Insurance Holdings Co Ltd *	15,400	26,283
China Unicom Ltd	10,000	13,377
China Unicom Ltd ADR	5,300	71,444
CITIC Pacific Ltd	11,000	14,363
CNOOC Ltd	40,000	76,564
CNOOC Ltd ADR	1,380	264,270
Fosun International Ltd	71,500	48,158
Guangdong Investment Ltd	12,000	10,549
Lenovo Group Ltd	72,000	71,708
Shanghai Industrial Holdings Ltd	5,169	16,220
Sino-Ocean Land Holdings Ltd	25,000	15,198

		1,612,791

Hungary - 0.3%

MOL Hungarian Oil & Gas PLC	780	54,829
OTP Bank PLC	4,369	78,818
Richter Gedeon Nyrt	182	25,461

		159,108

India - 7.3%

ABB Ltd (XNSE)	2,249	20,132
ACC Ltd	728	15,536
Adani Enterprises Ltd	1,199	4,486
Adani Ports & Special Economic Zone	9,699	24,662
Adani Power Ltd *	10,755	8,005
Ambuja Cements Ltd	13,048	41,846
Apollo Hospitals Enterprise Ltd	2,321	36,101
Asian Paints Ltd	642	58,083
Axis Bank Ltd	4,230	101,746
Bajaj Auto Ltd	1,696	55,499
Bank of India	6,327	35,456

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Bharat Heavy Electricals Ltd	6,715	$22,078
Bharti Airtel Ltd	15,159	81,518
Bosch Ltd	146	24,201
Cairn India Ltd	5,368	27,081
Cipla Ltd	9,033	63,383
Colgate-Palmolive India Ltd	1,412	32,398
DLF Ltd	14,014	61,253
Dr Reddy’s Laboratories Ltd ADR	1,900	61,465
Federal Bank Ltd	1,667	14,767
GAIL India Ltd	5,282	30,756
GAIL India Ltd GDR ~	280	9,962
Godrej Consumer Products Ltd	2,985	42,760
HCL Technologies Ltd	2,226	32,791
HDFC Bank Ltd	26,555	306,765
Hero Motocorp Ltd	938	26,617
Hindalco Industries Ltd	15,938	26,893
Hindustan Unilever Ltd	13,439	115,387
ICICI Bank Ltd ADR	4,200	180,180
Idea Cellular Ltd *	30,201	62,811
IDFC Ltd	16,783	44,479
Indian Oil Corp Ltd	7,289	37,739
Infosys Ltd ADR	6,957	375,052
ITC Ltd	32,147	183,386
Jaiprakash Associates Ltd	49,050	59,724
Jindal Steel & Power Ltd	5,356	34,589
JSW Steel Ltd	858	10,431
Kotak Mahindra Bank Ltd	3,871	46,803
Larsen & Toubro Ltd	3,830	96,559
Mahindra & Mahindra Ltd	6,015	95,476
National Aluminium Co Ltd	5,262	3,227
Nestle India Ltd	608	51,633
NHPC Ltd	64,839	23,892
NTPC Ltd	11,174	29,237
Oil & Natural Gas Corp Ltd	8,392	48,250
Oil India Ltd	4,590	42,908
Oracle Financial Services Software Ltd *	841	40,172
Power Grid Corp of India Ltd	22,814	44,436
Ranbaxy Laboratories Ltd *	5,898	48,123
Reliance Capital Ltd	6,056	34,978
Reliance Communications Ltd	17,316	17,651
Reliance Industries Ltd	1,280	18,364
Reliance Industries Ltd GDR (LI) ~	8,064	229,992
Reliance Infrastructure Ltd	4,162	25,017
Reliance Power Ltd *	15,483	17,659
Sesa Goa Ltd	3,750	10,774
Shree Cement Ltd	2	149
Shriram Transport Finance Co Ltd	534	6,823
State Bank of India	3,083	118,140
Sterlite Industries India Ltd ADR	4,900	34,202
Sun Pharmaceutical Industries Ltd	7,057	106,524
Tata Consultancy Services Ltd	8,025	232,167
Tata Motors Ltd ADR	3,200	78,112
Tata Power Co Ltd	7,070	12,512
Tata Steel Ltd	5,646	32,531
Ultratech Cement Ltd	342	11,873
United Spirits Ltd	921	32,232
Wipro Ltd	6,066	49,275
Yes Bank Ltd	7,759	61,600
Zee Entertainment Enterprises Ltd	13,255	51,534

		4,122,843

Indonesia - 3.6%

P.T. Adaro Energy Tbk	212,500	28,708
P.T. Astra Agro Lestari Tbk	500	954
P.T. Astra International Tbk	319,000	259,546
P.T. Bank Central Asia Tbk	156,000	183,628
P.T. Bank Danamon Indonesia Tbk	99,000	65,807
P.T. Bank Mandiri Persero Tbk	175,629	180,898
P.T. Bank Negara Indonesia Persero Tbk	179,000	93,152
P.T. Bank Rakyat Indonesia Persero Tbk	176,000	158,861

	Shares	Value
P.T. Bank Tabungan Pensiunan Nasional Tbk *	16,500	$9,018
P.T. Bhakti Investama Tbk	545,500	28,100
P.T. Bumi Resources Tbk	122,000	8,675
P.T. Bumi Serpong Damai	255,000	45,995
P.T. Charoen Pokphand Indonesia Tbk	88,000	45,778
P.T. Global Mediacom Tbk	105,000	25,196
P.T. Gudang Garam Tbk	8,500	42,945
P.T. Indo Tambangraya Megah Tbk	7,000	25,629
P.T. Indocement Tunggal Prakarsa Tbk	22,000	52,807
P.T. Indofood CBP Sukses Makmur Tbk	36,000	35,603
P.T. Indofood Sukses Makmur Tbk	69,000	52,853
P.T. Kalbe Farma Tbk	362,000	46,202
P.T. Lippo Karawaci Tbk	175,500	24,741
P.T. Mayora Indah Tbk	3,000	8,376
P.T. Media Nusantara Citra Tbk	193,500	56,406
P.T. Perusahaan Gas Negara Persero Tbk	207,000	126,870
P.T. Perusahaan Perkebunan London Sumatra Indonesia Tbk	49,000	9,749
P.T. Semen Indonesia Persero Tbk	62,000	112,934
P.T. Tambang Batubara Bukit Asam Persero Tbk	24,000	35,612
P.T. Telekomunikasi Indonesia Persero Tbk ADR	3,100	139,748
P.T. Unilever Indonesia Tbk	18,500	43,469
P.T. United Tractors Tbk	22,696	42,594
P.T. Vale Indonesia Tbk	39,500	9,683
P.T. XL Axiata Tbk	47,000	25,394

		2,025,931

Luxembourg - 0.0%

Kernel Holding SA *	891	16,180

Malaysia - 3.9%

AirAsia Bhd	48,800	45,142
Alliance Financial Group Bhd	20,300	28,875
AMMB Holdings Bhd	26,900	56,776
Axiata Group Bhd	49,400	105,730
British American Tobacco Malaysia Bhd	3,600	72,683
Bumi Armada Bhd *	22,100	27,035
CIMB Group Holdings Bhd	68,600	169,514
Dialog Group Bhd	40,800	31,375
DiGi.Com Bhd	40,900	61,411
Gamuda Bhd	22,900	30,561
Genting Bhd	38,500	124,911
Genting Malaysia Bhd	61,900	73,398
Hong Leong Bank Bhd	5,900	27,527
IJM Corp Bhd	29,500	52,525
IOI Corp Bhd	42,246	63,618
Kuala Lumpur Kepong Bhd	8,500	56,943
Malayan Banking Bhd	65,990	200,460
Malaysia Airports Holdings Bhd	9,000	16,881
Maxis Bhd	27,900	58,857
MISC Bhd *	23,160	40,115
Parkson Holdings Bhd	18,000	27,342
Petronas Chemicals Group Bhd	48,500	101,035
Petronas Dagangan Bhd	3,500	26,512
Petronas Gas Bhd	5,700	34,972
PPB Group Bhd	8,300	33,864
Public Bank Bhd	12,300	64,777
RHB Capital Bhd	22,181	61,940
Sapurakencana Petroleum Bhd *	23,500	22,772
Sime Darby Bhd	41,100	122,965
Telekom Malaysia Bhd	29,300	51,013
Tenaga Nasional Bhd	43,900	102,053
UEM Land Holdings Bhd *	41,900	36,436
UMW Holdings Bhd	20,500	88,782
YTL Corp Bhd	112,608	59,452
YTL Power International Bhd	55,000	25,954

		2,204,206

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Mexico - 6.0%

Alfa SAB de CV ‘A’	43,000	$105,204
America Movil SAB de CV ‘L’	42,272	44,491
America Movil SAB de CV ‘L’ ADR	21,818	457,305
Arca Continental SAB de CV	7,000	52,443
Cemex SAB de CV *	84,900	103,523
Cemex SAB de CV ADR *	14,150	172,771
Coca-Cola Femsa SAB de CV ADR	737	120,698
El Puerto de Liverpool SAB de CV ‘C1’	1,400	17,172
Fomento Economico Mexicano SAB de CV ADR	3,600	408,600
Grupo Aeroportuario del Pacifico SAB de CV ADR	711	41,672
Grupo Aeroportuario del Sureste SAB de CV ADR	411	56,171
Grupo Bimbo SAB de CV ‘A’	31,900	101,938
Grupo Carso SAB de CV ‘A1’	6,500	36,239
Grupo Financiero Banorte SAB de CV ‘O’	25,848	207,429
Grupo Financiero Inbursa SAB de CV ‘O’	42,900	124,773
Grupo Mexico SAB de CV ‘B’	56,762	229,073
Grupo Modelo SAB de CV ‘C’	10,549	95,600
Grupo Televisa SAB	9,100	48,589
Grupo Televisa SAB ADR	8,100	215,541
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	11,300	24,384
Industrias CH SAB de CV ‘B’ *	5,900	51,521
Industrias Penoles SAB de CV	2,870	134,708
Kimberly-Clark de Mexico SAB de CV ‘A’	27,000	94,279
Mexichem SAB de CV	14,220	76,309
Minera Frisco SAB de CV ‘A1’ *	9,900	42,859
Organizacion Soriana SAB de CV ‘B’	20,692	80,888
Wal-Mart de Mexico SAB de CV ‘V’	78,000	254,623

		3,398,803

Netherlands - 0.0%

X5 Retail Group NV GDR *	1,178	19,807

Peru - 0.1%

Cia de Minas Buenaventura SA ADR	2,748	71,338

Philippines - 1.5%

Aboitiz Equity Ventures Inc	15,700	21,196
Aboitiz Power Corp	21,700	19,672
Alliance Global Group Inc	169,300	87,560
Ayala Corp	5,030	69,677
Ayala Land Inc	123,300	98,673
Bank of the Philippine Islands	8,000	21,568
BDO Unibank Inc *	17,853	39,237
DMCI Holdings Inc	7,400	9,971
Energy Development Corp	104,000	16,471
International Container Terminal Services Inc	6,520	14,702
Jollibee Foods Corp	3,340	10,375
Manila Electric Co	3,410	27,262
Megaworld Corp	157,000	14,930
Metro Pacific Investments Corp	391,400	53,425
Metropolitan Bank & Trust	5,000	14,317
Philippine Long Distance Telephone Co	425	30,841
Robinsons Land Corp	20,600	12,868
San Miguel Corp	15,060	42,610
SM Investments Corp	4,390	119,977
SM Prime Holdings Inc	64,000	29,892
Universal Robina Corp	31,820	88,071

		843,295

Poland - 1.6%

Bank Handlowy w Warszawie SA	1,418	39,707
Bank Pekao SA	2,080	100,302
BRE Bank SA *	215	22,596

	Shares	Value
Eurocash SA	1,604	$26,178
Jastrzebska Spolka Weglowa SA	723	20,746
KGHM Polska Miedz SA	2,314	112,284
Lubelski Wegiel Bogdanka SA	391	14,344
PGE SA	15,890	81,743
Polski Koncern Naftowy Orlen SA *	7,886	124,884
Polskie Gornictwo Naftowe i Gazownictwo SA *	22,886	38,841
Powszechna Kasa Oszczednosci Bank Polski SA	11,486	121,938
Powszechny Zaklad Ubezpieczen SA	800	99,311
Synthos SA	25,885	50,128
Tauron Polska Energia SA	22,376	29,422
Telekomunikacja Polska SA	7,313	14,981

		897,405

Russia - 4.2%

Federal Hydrogenerating Co JSC ADR	17,420	34,025
Gazprom OAO ADR (LI)	84,488	724,708
Lukoil OAO ADR (LI)	6,170	397,905
Mechel ADR	1,900	9,614
MMC Norilsk Nickel OJSC ADR	5,966	101,053
Novolipetsk Steel OJSC GDR ~	1,300	20,501
Rosneft OAO GDR ~	19,300	147,398
Rostelecom OJSC ADR (LI)	848	20,284
Sberbank of Russia ADR (LON)	41,091	527,841
Severstal OAO GDR ~	3,870	34,385
Tatneft ADR	3,199	126,997
Uralkali OJSC GDR (LI) ~	4,563	168,528
VTB Bank OJSC GDR ~	22,012	69,311

		2,382,550

South Africa - 7.3%

ABSA Group Ltd	5,010	84,449
African Bank Investments Ltd	13,123	43,245
African Rainbow Minerals Ltd	1,851	38,121
Anglo American Platinum Ltd *	1,008	41,908
AngloGold Ashanti Ltd ADR	5,546	130,608
ArcelorMittal South Africa Ltd *	3,427	10,599
Aspen Pharmacare Holdings Ltd *	4,869	101,128
Assore Ltd	620	20,948
Barloworld Ltd	4,976	51,863
Bidvest Group Ltd	5,521	145,513
Discovery Holdings Ltd	4,168	35,454
Exxaro Resources Ltd	2,483	44,094
FirstRand Ltd	56,899	199,329
Gold Fields Ltd ADR	10,500	81,375
Harmony Gold Mining Co Ltd ADR	5,600	35,896
Impala Platinum Holdings Ltd	8,115	119,485
Imperial Holdings Ltd	4,190	95,824
Investec Ltd	8,531	59,650
Kumba Iron Ore Ltd	1,066	57,051
Liberty Holdings Ltd	2,176	28,432
Life Healthcare Group Holdings Ltd	11,043	41,556
Massmart Holdings Ltd	1,068	22,098
Mediclinic International Ltd	2,620	18,292
MMI Holdings Ltd	15,327	38,719
Mondi Ltd	4,228	57,256
Mr Price Group Ltd	4,502	57,277
MTN Group Ltd	26,820	470,980
Nampak Ltd	7,057	24,650
Naspers Ltd ‘N’	5,411	337,086
Nedbank Group Ltd	3,927	81,367
Netcare Ltd	22,886	49,359
Pick n Pay Stores Ltd	1,971	9,134
PPC Ltd	640	2,231
Sanlam Ltd	31,120	159,670
Sasol Ltd	1,209	53,576
Sasol Ltd ADR	8,332	369,441
Shoprite Holdings Ltd	6,798	135,181
Sibanye Gold Ltd *	2,625	14,831
Standard Bank Group Ltd	20,575	264,899

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Steinhoff International Holdings Ltd *	27,465	$74,700
The Foschini Group Ltd	4,177	51,239
The Spar Group Ltd	2,292	28,333
Tiger Brands Ltd	2,572	82,233
Truworths International Ltd	6,686	65,593
Vodacom Group Ltd	7,573	90,540
Woolworths Holdings Ltd	12,887	98,942

		4,124,155

South Korea - 14.7%

Amorepacific Corp	28	23,575
AMOREPACIFIC Group	13	4,743
BS Financial Group Inc	4,800	65,261
Cheil Industries Inc	719	57,165
Cheil Worldwide Inc *	760	16,452
CJ CheilJedang Corp	236	72,548
CJ Corp	378	49,424
Coway Co Ltd *	1,260	56,036
Daelim Industrial Co Ltd	470	38,671
Daewoo International Corp	650	22,675
Daewoo Securities Co Ltd	3,091	31,777
Daewoo Shipbuilding & Marine Engineering Co Ltd	1,510	37,498
Dongbu Insurance Co Ltd	1,180	50,380
Doosan Corp	175	20,226
Doosan Heavy Industries & Construction Co Ltd	682	27,623
Doosan Infracore Co Ltd *	1,790	25,317
E-Mart Co Ltd	206	40,632
GS Engineering & Construction Corp	488	23,744
GS Holdings	712	41,574
Hana Financial Group Inc	3,790	134,137
Hankook Tire Co Ltd	1,286	55,636
Hanwha Chemical Corp	1,080	19,176
Hanwha Corp	1,700	51,549
Hanwha Life Insurance Co Ltd	5,790	35,325
Hyundai Department Store Co Ltd	294	43,172
Hyundai Engineering & Construction Co Ltd	1,422	85,156
Hyundai Glovis Co Ltd	175	30,236
Hyundai Heavy Industries Co Ltd	604	116,748
Hyundai Hysco Co Ltd	1,220	37,495
Hyundai Marine & Fire Insurance Co Ltd	1,790	51,328
Hyundai Merchant Marine Co Ltd *	220	2,840
Hyundai Mipo Dockyard	263	27,453
Hyundai Mobis	981	274,546
Hyundai Motor Co	2,378	478,749
Hyundai Steel Co	902	66,088
Hyundai Wia Corp	198	29,426
Industrial Bank of Korea	2,980	34,293
Kangwon Land Inc	1,080	29,942
KB Financial Group Inc	1,770	59,119
KB Financial Group Inc ADR *	3,700	122,248
KCC Corp	151	40,393
Kia Motors Corp	4,221	213,464
Korea Electric Power Corp ADR *	5,300	72,027
Korea Exchange Bank	3,170	21,090
Korea Gas Corp	550	34,693
Korea Zinc Co Ltd	171	54,654
Korean Air Lines Co Ltd *	518	18,952
KT Corp ADR *	100	1,571
KT&G Corp	1,422	96,445
Kumho Petro Chemical Co Ltd	349	33,469
LG Chem Ltd	717	171,511
LG Corp	2,097	122,241
LG Display Co Ltd *	2,120	61,826
LG Display Co Ltd ADR *	3,700	53,983
LG Electronics Inc	2,069	152,085
LG Household & Health Care Ltd	101	55,557
LG Uplus Corp *	2,390	17,249
Lotte Chemical Corp	244	43,504
Lotte Confectionery Co Ltd	32	50,785

	Shares	Value
Lotte Shopping Co Ltd	119	$42,123
LS Corp	365	29,021
Macquarie Korea Infrastructure Fund	1,290	7,862
Mando Corp	157	16,503
NCSoft Corp	291	40,684
Neo Holdings Co Ltd * +	175	-
NHN Corp	665	160,947
OCI Co Ltd	339	48,730
Orion Corp	48	47,069
POSCO	172	50,668
POSCO ADR	3,108	229,091
S-Oil Corp	693	58,424
Samsung C&T Corp	1,942	119,986
Samsung Electro-Mechanics Co Ltd	1,234	111,145
Samsung Electronics Co Ltd	1,545	2,104,295
Samsung Engineering Co Ltd	386	44,550
Samsung Fire & Marine Insurance Co Ltd	673	131,584
Samsung Heavy Industries Co Ltd	2,510	79,377
Samsung Life Insurance Co Ltd	950	88,876
Samsung SDI Co Ltd	907	114,991
Samsung Securities Co Ltd	1,636	78,876
Samsung Techwin Co Ltd	505	29,896
Shinhan Financial Group Co Ltd	2,670	95,899
Shinhan Financial Group Co Ltd ADR *	4,200	150,780
Shinsegae Co Ltd	36	7,187
SK C&C Co Ltd	172	15,415
SK Holdings Co Ltd	452	68,351
SK Hynix Inc *	8,000	211,791
SK Innovation Co Ltd	915	134,293
SK Telecom Co Ltd ADR	3,000	53,610
Woori Finance Holdings Co Ltd	5,310	59,757
Woori Investment & Securities Co Ltd	1,550	16,069

		8,253,332

Taiwan - 11.5%

Acer Inc *	68,156	59,302
Advanced Semiconductor Engineering Inc	32,000	26,002
Advanced Semiconductor Engineering Inc ADR	12,085	49,669
Advantech Co Ltd	15,000	65,011
Asia Cement Corp	39,009	47,255
Asustek Computer Inc	12,667	150,895
AU Optronics Corp ADR *	16,068	69,092
Catcher Technology Co Ltd	9,000	40,555
Cathay Financial Holding Co Ltd	124,769	172,059
Chang Hwa Commercial Bank	90,000	52,831
Cheng Shin Rubber Industry Co Ltd	38,416	109,366
Chicony Electronics Co Ltd	20,000	53,193
China Airlines Ltd *	38,436	14,993
China Development Financial Holding Corp *	210,834	60,289
China Life Insurance Co Ltd *	28,196	28,162
China Petrochemical Development Corp	18,095	9,866
China Steel Corp	220,754	191,900
Chinatrust Financial Holding Co Ltd	169,489	101,220
Chipbond Technology Corp	14,000	31,802
Chunghwa Telecom Co Ltd ADR	5,991	186,320
Compal Electronics Inc	45,092	31,893
CTCI Corp	2,000	3,864
Delta Electronics Inc	22,000	92,314
E.Sun Financial Holding Co Ltd	83,437	50,512
Epistar Corp	8,000	14,326
Eva Airways Corp *	13,000	7,688
Evergreen Marine Corp Taiwan Ltd *	35,000	20,883
Far Eastern Department Stores Co Ltd	19,760	17,664
Far Eastern New Century Corp	46,572	47,871
Far EasTone Telecommunications Co Ltd	20,000	45,292
First Financial Holding Co Ltd	123,814	77,453
Formosa Chemicals & Fibre Corp	43,540	97,465
Formosa Petrochemical Corp	13,000	34,193
Formosa Plastics Corp	60,820	143,925
Foxconn Technology Co Ltd	8,820	24,367

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Fubon Financial Holding Co Ltd	80,343	$115,289
Giant Manufacturing Co Ltd	6,000	33,851
Hiwin Technologies Corp	4,200	31,081
Hon Hai Precision Industry Co Ltd	168,365	467,471
Hotai Motor Co Ltd	5,000	40,312
HTC Corp	11,572	94,607
Hua Nan Financial Holdings Co Ltd	107,803	62,173
Innolux Corp *	57,510	35,562
Inventec Corp	81,000	30,507
Largan Precision Co Ltd	2,000	52,384
Lite-On Technology Corp	55,087	89,405
Macronix International	24,911	7,162
MediaTek Inc	17,020	193,976
Mega Financial Holding Co Ltd	157,081	127,349
Nan Ya Plastics Corp	75,410	133,128
Novatek Microelectronics Corp	6,000	26,299
Pegatron Corp *	20,090	30,932
Pou Chen Corp	24,000	25,662
Powertech Technology Inc	13,300	22,392
President Chain Store Corp	13,000	71,347
Quanta Computer Inc	36,000	79,516
Radiant Opto-Electronics Corp	11,330	44,945
Realtek Semiconductor Corp	30,000	68,815
Ruentex Development Co Ltd	12,000	24,547
Ruentex Industries Ltd	3,438	7,963
Shin Kong Financial Holding Co Ltd *	84,000	26,391
Siliconware Precision Industries Co	31,000	35,853
Simplo Technology Co Ltd	15,000	69,688
SinoPac Financial Holdings Co Ltd	112,975	53,834
Synnex Technology International Corp	21,000	38,032
Taishin Financial Holding Co Ltd	124,130	51,929
Taiwan Business Bank *	134,160	42,378
Taiwan Cement Corp	41,693	51,427
Taiwan Cooperative Financial Holding	58,001	33,139
Taiwan Fertilizer Co Ltd	11,000	26,284
Taiwan Glass Industry Corp	9,471	8,686
Taiwan Mobile Co Ltd	23,400	79,116
Taiwan Semiconductor Manufacturing Co Ltd	350,779	1,171,910
Teco Electric & Machinery Co Ltd	69,000	54,886
Tripod Technology Corp	10,000	22,339
TSRC Corp	9,000	17,526
Uni-President Enterprises Corp	83,797	158,857
Unimicron Technology Corp	59,000	60,938
United Microelectronics Corp	317,000	118,090
Walsin Lihwa Corp *	67,000	19,295
Wintek Corp *	14,299	7,515
Wistron Corp	30,104	33,069
WPG Holdings Ltd	44,000	49,984
Yuanta Financial Holding Co Ltd	123,210	62,483
Yulon Motor Co Ltd	25,000	44,627

		6,484,443

Thailand - 3.2%

Advanced Info Service PCL	11,600	93,661
Airports of Thailand PCL	15,100	63,490
Bangkok Bank PCL NVDR	18,400	139,796
Bangkok Dusit Medical Services PCL ‘F’	9,700	54,378
Bank of Ayudhya PCL	34,200	40,926
Banpu PCL	1,150	14,825
BEC World PCL	11,000	24,076
Big C Supercenter PCL	9,100	66,961
Central Pattana PCL	13,000	42,201
Charoen Pokphand Foods PCL	36,400	41,041
CP ALL PCL	75,600	118,306
Glow Energy PCL	3,100	7,862
Home Product Center PCL	26,600	15,288
IRPC PCL	203,300	27,134
Kasikornbank PCL	19,000	136,092
Krung Thai Bank PCL	102,375	86,848
Land & Houses PCL NVDR	52,900	23,177

	Shares	Value
PTT Exploration & Production PCL	22,241	$113,015
PTT Global Chemical PCL	33,800	80,494
PTT PCL	14,500	160,807
Siam Cement PCL NVDR	5,300	87,079
Siam City Cement PCL	1,900	31,934
Siam Commercial Bank PCL	19,200	116,584
Siam Makro PCL	1,000	17,999
Thai Oil PCL	18,400	40,283
Thai Union Frozen Products PCL	10,400	22,560
TMB Bank PCL	327,600	28,672
Total Access Communication PCL	10,500	34,017
True Corp PCL *	249,700	69,145

		1,798,651

Turkey - 2.3%

Akbank TAS	31,155	163,558
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,568	57,202
Arcelik AS	5,881	41,598
BIM Birlesik Magazalar AS	1,514	73,839
Coca-Cola Icecek AS	756	21,418
Enka Insaat ve Sanayi AS	2,147	6,644
Eregli Demir ve Celik Fabrikalari TAS	14,794	19,212
KOC Holding AS	10,429	60,543
Tupras Turkiye Petrol Rafinerileri AS	2,068	62,189
Turk Hava Yollari *	15,721	64,373
Turk Telekomunikasyon AS	10,513	46,609
Turkcell Iletisim Hizmetleri AS ADR *	4,700	78,208
Turkiye Garanti Bankasi AS	37,635	199,654
Turkiye Halk Bankasi AS	12,269	131,262
Turkiye Is Bankasi ‘C’	31,092	118,278
Turkiye Sise ve Cam Fabrikalari AS	23,059	39,118
Turkiye Vakiflar Bankasi Tao ‘D’	14,891	47,756
Yapi ve Kredi Bankasi AS *	22,801	70,559

		1,302,020

United Kingdom - 0.1%

Mail.ru Group Ltd GDR (LI) ~	1,351	37,415

Total Common Stocks (Cost $45,942,228)		52,136,303

TOTAL INVESTMENTS - 99.6% (Cost $49,955,123)		56,063,538

OTHER ASSETS & LIABILITIES, NET - 0.4%		239,855

NET ASSETS - 100.0%		$56,303,393

Notes to Schedule of Investments

(a)	As of March 31, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	26.8%
Information Technology	14.0%
Materials	11.3%
Energy	11.1%
Consumer Staples	9.6%
Consumer Discretionary	8.3%
Industrials	7.0%
Telecommunication Services	6.5%
Utilities	3.5%
Others (each less than 3.0%)	1.5%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Brazil	$3,805,839	$3,805,839	$-	$-
	Colombia	121,396	100,631	20,765	-

		3,927,235	3,906,470	20,765	-
	Common Stocks
	Bermuda	543,370	250,936	292,434	-
	Brazil	3,644,810	3,644,810	-	-
	Cayman	1,442,942	-	1,442,942	-
	Chile	1,178,645	1,178,645	-	-
	China	5,018,779	693,293	4,325,486	-
	Colombia	317,770	205,704	112,066	-
	Czech Republic	159,341	-	159,341	-
	Egypt	76,373	-	76,373	-
	Hong Kong	1,612,791	864,304	748,487	-
	Hungary	159,108	-	159,108	-
	India	4,122,843	729,011	3,393,832	-
	Indonesia	2,025,931	139,748	1,886,183	-
	Luxembourg	16,180	-	16,180	-
	Malaysia	2,204,206	-	2,204,206	-
	Mexico	3,398,803	1,472,758	1,926,045	-
	Netherlands	19,807	-	19,807	-
	Peru	71,338	71,338	-	-
	Philippines	843,295	-	843,295	-
	Poland	897,405	-	897,405	-
	Russia	2,382,550	100,088	2,282,462	-
	South Africa	4,124,155	632,151	3,492,004	-
	South Korea	8,253,332	683,310	7,570,022	-
	Taiwan	6,484,443	305,081	6,179,362	-
	Thailand	1,798,651	-	1,798,651	-
	Turkey	1,302,020	78,208	1,223,812	-
	United Kingdom	37,415	-	37,415	-

		52,136,303	11,049,385	41,086,918	-

	Total	$56,063,538	$14,955,855	$41,107,683	$-

During the three-month period ended March 31, 2013, investments with a total aggregate value of $1,877,456 were transferred from level 1 to level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. Also during the same period, investments with a total aggregate value of $3,694,229 were transferred from level 2 to level 1 due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.0%

Germany - 0.0%

Porsche Automobile Holding SE	364	$26,623

Total Preferred Stocks (Cost $22,181)		26,623

COMMON STOCKS - 98.8%

Australia - 8.0%

Adelaide Brighton Ltd	16,044	59,279
AGL Energy Ltd	8,058	133,319
ALS Ltd	4,800	52,540
Alumina Ltd ADR	4,800	22,128
Amcor Ltd	17,972	174,512
AMP Ltd	51,508	280,250
Ansell Ltd	3,557	59,786
APA Group	14,988	93,198
Asciano Ltd	13,837	80,910
ASX Ltd	2,531	95,743
Atlas Iron Ltd	8,247	9,561
Aurizon Holdings Ltd	25,016	105,388
Australia & New Zealand Banking Group Ltd	43,009	1,282,475
Australian Infrastructure Fund	4,334	13,812
Bank of Queensland Ltd	5,274	53,198
Bendigo and Adelaide Bank Ltd	5,226	56,098
BHP Billiton Ltd	4,000	136,880
BHP Billiton Ltd ADR	23,501	1,608,173
BlueScope Steel Ltd *	2,382	12,484
Boral Ltd	16,558	84,918
Brambles Ltd	20,138	178,204
Caltex Australia Ltd	3,056	68,263
carsales.com Ltd	4,885	47,998
Challenger Ltd	4,422	17,792
Coca-Cola Amatil Ltd	7,742	117,724
Cochlear Ltd	1,324	93,993
Commonwealth Bank of Australia	25,293	1,797,803
Computershare Ltd	8,854	94,279
Crown Ltd	6,794	87,263
CSL Ltd	7,753	480,114
Downer EDI Ltd	9,372	48,596
DUET Group	20,610	49,382
Echo Entertainment Group Ltd	8,968	32,573
Flight Centre Ltd	1,911	67,147
Fortescue Metals Group Ltd	19,802	82,009
GrainCorp Ltd ‘A’	2,443	29,732
Harvey Norman Holdings Ltd	7,845	22,402
Iluka Resources Ltd	5,605	54,805
Incitec Pivot Ltd	24,011	77,548
Insurance Australia Group Ltd	30,184	179,935
Leighton Holdings Ltd	2,457	52,734
Lend Lease Group	8,504	90,581
Macquarie Group Ltd	5,347	207,693
Metcash Ltd	14,229	61,505
Mineral Resources Ltd	2,018	22,363
Monadelphous Group Ltd	628	14,924
National Australia Bank Ltd	36,731	1,182,500
New Hope Corp Ltd	4,341	17,964
Newcrest Mining Ltd	10,639	222,327
Orica Ltd	6,251	159,527
Origin Energy Ltd	16,016	222,182
OZ Minerals Ltd	2,731	15,228
PanAust Ltd	5,908	15,367
Primary Health Care Ltd	13,677	70,704
Qantas Airways Ltd *	14,454	26,900
QBE Insurance Group Ltd	18,081	255,186
Ramsay Health Care Ltd	2,883	96,958

	Shares	Value
Regis Resources Ltd *	9,382	$40,505
Rio Tinto Ltd	6,674	398,767
Santos Ltd	13,904	180,787
Seek Ltd	4,733	49,840
Seven West Media Ltd	9,262	19,496
Shopping Centres Australasia Property Group REIT *	3,415	5,889
Sims Metal Management Ltd ADR	1,200	12,552
Sonic Healthcare Ltd	6,663	97,231
SP AusNet	14,345	17,861
Spark Infrastructure Group	12,774	22,094
Suncorp Group Ltd	19,469	240,303
Super Retail Group Ltd	4,741	61,116
Sydney Airport	2,779	9,508
Tabcorp Holdings Ltd	12,038	40,553
Tatts Group Ltd	22,316	73,794
Telstra Corp Ltd	71,660	336,885
Toll Holdings Ltd	9,685	60,011
Transurban Group	18,901	125,633
Treasury Wine Estates Ltd	6,471	38,530
UGL Ltd	1,497	16,002
Wesfarmers Ltd	16,668	699,656
Westpac Banking Corp	24,383	784,288
Westpac Banking Corp ADR	4,800	773,088
Whitehaven Coal Ltd	2,727	6,043
Woodside Petroleum Ltd	10,064	376,837
Woolworths Ltd	20,692	730,341
WorleyParsons Ltd	3,138	80,979

		16,075,446

Austria - 0.2%

Andritz AG	804	53,984
Erste Group Bank AG *	2,763	77,133
IMMOFINANZ AG *	18,349	69,553
OMV AG	2,874	122,319
Raiffeisen Bank International AG	893	30,396
Telekom Austria AG	2,991	19,646
Verbund AG	991	21,499
Vienna Insurance Group AG	926	44,866
Voestalpine AG	1,616	49,686

		489,082

Belgium - 1.0%

Ageas	4,360	147,595
Anheuser-Busch InBev NV	2,731	270,676
Anheuser-Busch InBev NV ADR	9,999	995,400
Belgacom SA	2,231	55,515
Colruyt SA	935	45,231
Delhaize Group SA	473	25,856
Delhaize Group SA ADR	749	40,888
KBC Groep NV	4,273	147,417
Solvay SA	879	119,130
UCB SA	1,905	121,704
Umicore SA	1,982	93,240

		2,062,652

Bermuda - 0.4%

Biosensors International Group Ltd *	13,000	13,739
Cheung Kong Infrastructure Holdings Ltd	7,000	47,984
Esprit Holdings Ltd	29,079	35,006
First Pacific Co Ltd	20,000	27,164
Golar LNG Ltd (NOTC)	834	30,825
Hongkong Land Holdings Ltd	19,000	140,938
Kerry Properties Ltd	7,000	31,200
Li & Fung Ltd	84,000	116,014
Noble Group Ltd	56,000	55,024
NWS Holdings Ltd	16,000	28,691
Orient Overseas International Ltd	3,500	23,718
Seadrill Ltd	5,495	199,951
Shangri-La Asia Ltd (XHKG)	28,666	56,509

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
VTech Holdings Ltd	2,200	$26,911
Yue Yuen Industrial Holdings Ltd	9,000	29,413

		863,087

Canada - 10.3%

Agnico-Eagle Mines Ltd (NYSE)	249	10,219
Agnico-Eagle Mines Ltd (TSE)	2,500	102,550
Agrium Inc (TSE)	2,451	239,008
Aimia Inc	3,814	57,819
Alamos Gold Inc	2,400	32,958
Alimentation Couche Tard Inc ‘B’	2,150	116,532
AltaGas Ltd	1,600	54,984
ARC Resources Ltd	3,678	97,177
Atco Ltd ‘I’	548	49,586
AuRico Gold Inc (TSE) *	2,600	16,380
Bank of Montreal (NYSE)	1,602	100,846
Bank of Montreal (TSE)	8,382	527,583
Bank of Nova Scotia (NYSE)	2,369	138,042
Bank of Nova Scotia (TSE)	16,670	969,989
Barrick Gold Corp (NYSE)	1,214	35,692
Barrick Gold Corp (TSE)	14,145	415,501
Baytex Energy Corp (NYSE)	1,143	47,926
Baytex Energy Corp (TSE)	1,147	48,066
BCE Inc (NYSE)	995	46,457
BCE Inc (TSE)	3,250	151,838
Bell Aliant Inc	1,465	38,851
Bombardier Inc ‘B’	20,500	81,326
Bonavista Energy Corp	3,500	51,474
Brookfield Asset Management Inc ‘A’	10,275	375,255
Brookfield Office Properties Inc (TSE)	4,700	80,689
CAE Inc	5,800	56,695
Cameco Corp (NYSE)	2,400	49,872
Cameco Corp (TSE)	4,548	94,376
Canadian Imperial Bank of Commerce (NYSE)	698	54,744
Canadian Imperial Bank of Commerce (TSE)	6,037	473,523
Canadian National Railway Co (NYSE)	599	60,080
Canadian National Railway Co (TSE)	6,206	623,746
Canadian Natural Resources Ltd (NYSE)	1,540	49,480
Canadian Natural Resources Ltd (TSE)	15,801	506,609
Canadian Oil Sands Ltd	7,419	152,930
Canadian Pacific Railway Ltd (NYSE)	490	63,930
Canadian Pacific Railway Ltd (TSE)	2,300	300,086
Canadian Tire Corp Ltd ‘A’	1,600	115,466
Canadian Utilities Ltd ‘A’	1,000	79,254
Canadian Western Bank	700	19,535
Canfor Corp *	2,200	46,042
Catamaran Corp (NASDAQ) *	898	47,621
Catamaran Corp (TSE) *	2,600	137,774
Cenovus Energy Inc (NYSE)	1,144	35,453
Cenovus Energy Inc (TSE)	10,684	330,874
Centerra Gold Inc	1,100	6,551
CGI Group Inc ‘A’ *	3,600	97,845
CI Financial Corp	2,900	80,219
Cineplex Inc	467	15,851
Constellation Software Inc	300	36,947
Crescent Point Energy Corp	6,107	230,549
Dollarama Inc	1,109	71,211
Eldorado Gold Corp	8,749	83,627
Empire Co Ltd ‘A’	800	52,094
Enbridge Inc	12,540	583,887
Encana Corp (NYSE)	1,025	19,946
Encana Corp (TSE)	10,648	207,122
Enerplus Corp	1,296	18,933
Ensign Energy Services Inc	2,900	49,444
Fairfax Financial Holdings Ltd	448	174,931
Finning International Inc	2,300	57,305
First Capital Realty Inc	2,400	44,770
First Majestic Silver Corp *	1,600	25,909
First Quantum Minerals Ltd	7,200	136,934
Fortis Inc	3,000	100,851

	Shares	Value
Franco-Nevada Corp	350	$15,976
George Weston Ltd	700	52,046
Gibson Energy Inc	1,700	43,979
Gildan Activewear Inc	1,400	55,857
Goldcorp Inc (TSE)	12,030	404,770
Great-West Lifeco Inc	5,200	139,387
Husky Energy Inc	5,156	148,003
IAMGOLD Corp (TSE)	5,000	36,078
IGM Financial Inc	2,400	108,134
Imperial Oil Ltd (ASE)	1,101	44,987
Imperial Oil Ltd (TSE)	3,750	153,271
Industrial Alliance Insurance & Financial Services Inc	1,821	66,971
Inmet Mining Corp	367	24,440
Intact Financial Corp	2,550	156,261
Keyera Corp	900	50,579
Kinross Gold Corp	15,359	121,560
Loblaw Cos Ltd	2,200	92,561
Lundin Mining Corp *	6,500	28,410
Magna International Inc	3,378	198,540
Manitoba Telecom Services Inc	1,400	45,479
Manulife Financial Corp	30,869	454,573
MEG Energy Corp *	2,100	67,412
Methanex Corp (TSE)	1,400	57,042
Metro Inc	1,400	87,720
National Bank of Canada	2,765	203,078
New Gold Inc *	6,100	55,485
Onex Corp	1,600	76,295
Open Text Corp *	600	35,462
Osisko Mining Corp *	7,100	42,145
Pacific Rubiales Energy Corp	5,450	115,025
Pan American Silver Corp	3,400	55,894
Paramount Resources Ltd ‘A’ *	200	7,383
Pembina Pipeline Corp (NYSE) *	1,701	53,752
Pembina Pipeline Corp (TSE)	2,915	92,112
Pengrowth Energy Corp	9,300	47,422
Penn West Petroleum Ltd	7,330	78,795
Peyto Exploration & Development Corp	2,400	63,647
Potash Corp of Saskatchewan Inc (NYSE)	1,500	58,875
Potash Corp of Saskatchewan Inc (TSE)	12,151	477,260
Precision Drilling Corp	2,800	25,882
Progressive Waste Solutions Ltd	2,300	48,701
Quebecor Inc ‘B’	1,100	46,616
Research In Motion Ltd (NASDAQ) *	3,911	56,514
Research In Motion Ltd (TSE) *	4,057	60,265
Ritchie Bros Auctioneers Inc	804	17,507
Rogers Communications Inc ‘B’	5,500	280,942
Royal Bank of Canada (NYSE)	4,034	243,250
Royal Bank of Canada (TSE)	18,879	1,137,368
Saputo Inc	2,000	101,550
Shaw Communications Inc ‘B’	5,381	133,274
ShawCor Ltd	1,100	46,638
Shoppers Drug Mart Corp	2,879	123,197
Silver Wheaton Corp (TSE)	5,700	178,432
SNC-Lavalin Group Inc	2,617	109,539
Sun Life Financial Inc (NYSE)	1,896	51,742
Sun Life Financial Inc (TSE)	8,561	233,608
Suncor Energy Inc (NYSE)	2,140	64,221
Suncor Energy Inc (TSE)	21,925	656,984
Talisman Energy Inc (NYSE)	4,306	52,748
Talisman Energy Inc (TSE)	13,660	167,010
Teck Resources Ltd ‘B’ (NYSE)	1,699	47,844
Teck Resources Ltd ‘B’ (TSE)	8,150	229,453
TELUS Corp	2,400	165,757
The Jean Coutu Group PJC Inc ‘A’	3,100	48,307
The Toronto-Dominion Bank (NYSE)	1,122	93,429
The Toronto-Dominion Bank (TSE)	12,935	1,076,972
Thomson Reuters Corp (TSE)	5,700	184,941
Tim Hortons Inc	2,100	114,132
Tourmaline Oil Corp *	1,800	69,601

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
TransAlta Corp	3,800	$55,550
TransCanada Corp (NYSE)	716	34,289
TransCanada Corp (TSE)	10,270	490,323
Trican Well Service Ltd	1,800	26,402
Trilogy Energy Corp	300	8,653
Turquoise Hill Resources Ltd (TSE) *	6,580	41,908
Uranium One Inc *	6,200	17,089
Valeant Pharmaceuticals International Inc (NYSE) *	799	59,941
Valeant Pharmaceuticals International Inc (TSE) *	4,000	300,281
Veresen Inc	2,500	31,894
Vermilion Energy Inc	1,433	74,200
West Fraser Timber Co Ltd	600	53,157
Yamana Gold Inc	10,900	167,923

		20,624,464

Cayman - 0.3%

AAC Technologies Holdings Inc	14,000	67,470
ASM Pacific Technology Ltd	6,400	70,514
Foxconn International Holdings Ltd *	27,000	10,109
Lifestyle International Holdings Ltd	8,500	18,777
MGM China Holdings Ltd	21,200	45,669
SA SA International Holdings Ltd	36,000	34,743
Sands China Ltd	41,600	215,803
Stella International Holdings Ltd	2,000	6,008
Veripos Inc *	318	1,200
Wynn Macau Ltd *	16,800	44,950

		515,243

Cyprus - 0.0%

ProSafe SE	2,381	23,143

Denmark - 1.2%

AP Moller - Maersk AS ‘A’	9	67,442
AP Moller - Maersk AS ‘B’	23	180,648
Carlsberg AS ‘B’	1,779	173,528
Chr Hansen Holding AS	1,134	42,060
Coloplast AS ‘B’	1,635	87,933
Danske Bank AS *	11,828	212,046
DSV AS	2,337	56,581
FLSmidth & Co AS	1,028	62,455
GN Store Nord AS	3,676	65,543
H Lundbeck AS	193	3,560
Jyske Bank AS *	263	9,010
Novo Nordisk AS ‘B’	2,505	408,917
Novo Nordisk AS ADR	3,941	636,472
Novozymes AS ‘B’	4,649	157,542
Pandora AS	612	16,867
TDC AS	7,713	59,569
Topdanmark AS *	1,550	37,141
Tryg AS	237	19,146
William Demant Holding AS *	289	24,255

		2,320,715

Finland - 0.6%

Elisa OYJ	1,458	27,097
Fortum OYJ	7,620	154,023
Kesko OYJ ‘B’	886	27,699
Kone OYJ ‘B’	2,357	185,818
Metso OYJ	1,470	62,804
Neste Oil OYJ	1,924	27,161
Nokia OYJ	36,577	119,481
Nokia OYJ ADR	19,600	64,288
Nokian Renkaat OYJ	1,629	72,691
Orion OYJ ‘A’	400	10,431
Orion OYJ ‘B’	905	23,813
Pohjola Bank PLC ‘A’	1,724	25,163
Sampo OYJ ‘A’	6,332	243,749
Stora Enso OYJ ‘R’	8,421	54,553

	Shares	Value
UPM-Kymmene OYJ	9,450	$105,868
Wartsila OYJ Abp	2,439	110,033

		1,314,672

France - 7.8%

Accor SA	2,602	90,439
Aeroports de Paris	429	36,410
Air Liquide SA	4,573	556,049
Alcatel-Lucent *	26,368	35,606
Alcatel-Lucent ADR *	8,000	10,640
Alstom SA	3,380	137,893
Arkema SA	1,093	99,541
AtoS	1,082	74,513
AXA SA	28,249	486,971
AXA SA ADR	2,200	37,950
BioMerieux	397	37,455
BNP Paribas SA	15,579	802,592
Bollore SA	106	40,784
Bouygues SA	2,949	80,045
Bureau Veritas SA	697	86,792
Cap Gemini SA	2,911	132,677
Carrefour SA	9,327	256,208
Casino Guichard Perrachon SA	1,142	120,073
Christian Dior SA	1,035	171,996
Cie de St-Gobain	5,934	220,233
Cie Generale d’Optique Essilor International SA	3,223	358,731
Cie Generale de Geophysique-Veritas *	1,488	33,471
Cie Generale de Geophysique-Veritas ADR *	1,300	29,250
Cie Generale des Etablissements Michelin	2,952	247,357
CNP Assurances	1,696	23,285
Credit Agricole SA *	15,535	128,440
Danone SA	8,942	623,027
Dassault Systemes SA	905	104,691
Edenred	2,872	94,043
Eiffage SA	228	9,661
Electricite de France SA	3,041	58,350
Euler Hermes SA	181	16,685
Eutelsat Communications SA	1,857	65,518
France Telecom SA	19,811	200,878
France Telecom SA ADR	5,000	50,800
GDF Suez	19,650	378,736
Groupe Eurotunnel SA	9,283	73,971
Hermes International	179	62,165
Iliad SA	314	66,844
Imerys SA	397	25,817
JCDecaux SA	767	21,078
L’Oreal SA	3,984	632,140
Lafarge SA	3,070	204,187
Lagardere SCA	2,244	82,684
Legrand SA	3,354	146,344
LVMH Moet Hennessy Louis Vuitton SA	4,122	708,145
Natixis	16,008	60,868
Pernod-Ricard SA	3,383	421,995
Peugeot SA *	494	3,586
PPR	1,228	270,353
Publicis Groupe SA	2,898	194,545
Remy Cointreau SA	506	58,509
Renault SA	3,215	201,884
Rexel SA	956	20,872
Safran SA	3,784	169,087
Sanofi	15,600	1,590,819
Sanofi ADR	7,424	379,218
Schneider Electric SA	8,413	615,351
SCOR SE	2,828	81,244
SEB SA	232	16,048
Societe BIC SA	302	35,094
Societe Generale SA *	11,235	370,633
Sodexo	1,471	137,156
Suez Environnement Co	5,636	71,925
Technip SA	1,500	153,879

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Thales SA	2,171	$91,905
Total SA	26,545	1,268,759
Total SA ADR	7,641	366,615
Valeo SA	1,356	73,433
Vallourec SA	1,352	65,052
Veolia Environnement SA	2,650	33,453
Veolia Environnement SA ADR	1,468	18,644
Vinci SA	7,384	333,021
Vivendi SA	22,069	457,073
Zodiac Aerospace	690	80,444

		15,602,630

Germany - 7.2%

Adidas AG	3,342	347,010
Allianz SE	7,239	983,613
Axel Springer AG	500	21,674
BASF SE	14,709	1,288,734
Bayer AG	13,351	1,377,526
Bayerische Motoren Werke AG	5,353	462,136
Beiersdorf AG	1,506	139,123
Bilfinger SE	810	84,207
Brenntag AG	743	116,039
Celesio AG	645	12,111
Commerzbank AG *	58,930	86,602
Continental AG	1,811	216,675
Daimler AG (XETR)	14,225	774,311
Deutsche Bank AG (NYSE)	5,412	211,717
Deutsche Bank AG (XETR)	9,200	358,996
Deutsche Boerse AG	2,956	179,017
Deutsche Lufthansa AG	3,278	64,040
Deutsche Post AG	14,161	326,794
Deutsche Telekom AG	31,209	330,003
Deutsche Telekom AG ADR	11,200	118,496
E.ON AG	26,207	457,769
Fielmann AG	308	28,439
Fraport AG Frankfurt Airport Services Worldwide	260	14,583
Fresenius Medical Care AG & Co KGaA	2,255	152,239
Fresenius Medical Care AG & Co KGaA ADR	2,000	67,720
Fresenius SE & Co KGaA	1,784	220,206
Fuchs Petrolub AG	162	12,457
GEA Group AG	3,913	129,070
Hannover Rueckversicherung AG	877	68,805
HeidelbergCement AG	1,947	139,994
Henkel AG & Co KGaA	2,000	157,929
Hochtief AG *	592	38,520
Hugo Boss AG	411	46,058
Infineon Technologies AG	18,877	149,121
K+S AG	2,593	120,618
Kabel Deutschland Holding AG	1,321	121,809
Lanxess AG	1,155	81,927
Linde AG	2,909	541,136
MAN SE	803	86,396
Merck KGaA	1,192	179,889
Metro AG	2,643	75,165
MTU Aero Engines Holding AG	768	72,803
Muenchener Rueckversicherungs AG	2,932	548,568
Puma SE	40	12,488
Rhoen Klinikum AG	1,552	32,957
RWE AG	7,019	261,742
Salzgitter AG	284	11,402
SAP AG	8,341	668,444
SAP AG ADR	6,395	515,053
SGL Carbon SE	623	24,521
Siemens AG	7,413	798,602
Siemens AG ADR	5,113	551,181
Sky Deutschland AG *	9,548	52,683
Software AG	714	27,617
Suedzucker AG	1,611	68,062
Symrise AG	2,124	84,165

	Shares	Value
ThyssenKrupp AG *	6,457	$131,412
United Internet AG	2,231	54,265
Volkswagen AG	451	84,855
Wacker Chemie AG	156	11,168

		14,400,662

Greece - 0.0%

Coca Cola Hellenic Bottling Co SA *	2,142	57,385
Coca Cola Hellenic Bottling Co SA ADR *	543	14,531

		71,916

Hong Kong - 2.3%

AIA Group Ltd	163,800	715,850
Bank of East Asia Ltd	20,000	78,885
BOC Holdings Ltd	61,000	204,029
Cathay Pacific Airways Ltd	18,000	30,804
Cheung Kong Holdings Ltd	20,000	295,703
CLP Holdings Ltd	31,000	271,728
Galaxy Entertainment Group Ltd *	31,000	129,899
Hang Lung Group Ltd	17,000	95,816
Hang Lung Properties Ltd	31,000	116,142
Hang Seng Bank Ltd	13,800	221,334
Henderson Land Development Co Ltd	14,000	95,832
Hong Kong & China Gas Co Ltd	83,003	241,913
Hong Kong Exchanges & Clearing Ltd	17,200	293,786
Hopewell Holdings Ltd	4,500	18,268
Hutchison Whampoa Ltd	35,000	366,426
Hysan Development Co Ltd	13,000	66,026
MTR Corp Ltd	30,502	121,374
New World Development Co Ltd	49,000	83,308
PCCW Ltd	60,000	27,691
Power Assets Holdings Ltd	23,000	217,325
Sino Land Co Ltd	48,400	82,276
SJM Holdings Ltd	32,000	80,197
Sun Hung Kai Properties Ltd	27,492	370,377
Techtronic Industries Co	11,500	28,248
Television Broadcasts Ltd	3,000	22,747
Wharf Holdings Ltd	27,000	241,487
Wheelock & Co Ltd	11,000	58,996
Wing Hang Bank Ltd	5,500	58,559

		4,635,026

Ireland - 0.3%

Bank of Ireland *	138,822	27,413
CRH PLC	1,776	39,243
CRH PLC ADR	8,954	197,794
Dragon Oil PLC	2,170	21,307
Elan Corp PLC *	6,738	78,239
James Hardie Industries PLC	8,726	91,278
Kerry Group PLC ‘A’	2,503	149,226
Paddy Power PLC	520	46,997
Prothena Corp PLC *	164	1,097

		652,594

Israel - 0.5%

Bank Hapoalim BM *	12,735	57,788
Bank Leumi Le-Israel BM *	14,581	51,430
Bezeq The Israeli Telecommunication Corp Ltd	24,671	34,238
Delek Group Ltd	129	36,234
Israel Chemicals Ltd	9,956	128,802
Mellanox Technologies Ltd *	374	20,662
Mizrahi Tefahot Bank Ltd *	1,124	11,998
NICE Systems Ltd ADR *	800	29,464
Teva Pharmaceutical Industries Ltd ADR	13,926	552,584

		923,200

Italy - 1.8%

Assicurazioni Generali SPA	21,428	335,430
Atlantia SPA	5,783	91,612
Autogrill SPA	2,362	27,978

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Banca Monte dei Paschi di Siena SPA *	29,374	$7,009
Davide Campari-Milano SPA	7,247	56,476
Enel Green Power SPA	34,038	63,922
Enel SPA	115,858	380,016
Eni SPA	28,687	644,163
Eni SPA ADR	5,807	260,676
Fiat Industrial SPA	14,397	162,030
Fiat SPA *	15,939	85,189
Finmeccanica SPA *	2,366	11,432
Intesa Sanpaolo SPA	165,160	243,392
Lottomatica Group SPA	1,730	40,731
Luxottica Group SPA	1,530	76,848
Luxottica Group SPA ADR	1,300	65,377
Mediobanca SPA	8,708	44,620
Mediolanum SPA	2,708	14,971
Parmalat SPA	12,375	31,600
Pirelli & C. SPA	2,205	23,162
Prada SPA	7,400	75,216
Prysmian SPA	3,662	75,536
Saipem SPA	3,670	113,102
Snam SPA	25,092	114,475
Telecom Italia SPA	88,111	62,575
Telecom Italia SPA ADR	2,600	18,538
Terna Rete Elettrica Nazionale SPA	19,461	80,727
Tod’s SPA	214	30,709
UniCredit SPA *	66,666	286,638
Unione di Banche Italiane SCPA	8,378	30,943

		3,555,093

Japan - 18.7%

Advantest Corp	1,100	15,552
Advantest Corp ADR	429	6,032
Aeon Co Ltd	8,500	110,042
Aeon Mall Co Ltd	700	21,354
Air Water Inc	3,000	41,821
Aisin Seiki Co Ltd	2,400	88,428
Ajinomoto Co Inc	9,000	132,347
Alfresa Holdings Corp	400	21,837
All Nippon Airways Co Ltd	21,000	43,353
Amada Co Ltd	5,000	33,202
Anritsu Corp	4,000	62,618
Aozora Bank Ltd	14,000	39,518
Asahi Glass Co Ltd	17,000	118,063
Asahi Group Holdings Ltd	6,300	150,846
Asahi Kasei Corp	21,000	141,848
Asics Corp	1,200	19,860
Astellas Pharma Inc	7,200	388,372
Azbil Corp	800	16,662
Benesse Holdings Inc	1,200	51,089
Bridgestone Corp	10,500	354,219
Brother Industries Ltd	5,300	54,899
Calbee Inc	300	23,633
Canon Inc	8,700	320,830
Canon Inc ADR	8,890	326,174
Casio Computer Co Ltd *	6,200	48,550
Central Japan Railway Co	2,000	211,379
Chiyoda Corp	2,000	22,410
Chubu Electric Power Co Inc	9,400	114,540
Chugai Pharmaceutical Co Ltd	4,900	109,279
Citizen Holdings Co Ltd	2,800	14,329
Coca-Cola West Co Ltd	2,500	43,600
Cosmo Oil Co Ltd *	12,000	25,258
Dai Nippon Printing Co Ltd	8,000	76,374
Daicel Corp	2,000	15,662
Daido Steel Co Ltd	7,000	37,304
Daihatsu Motor Co Ltd	3,000	62,327
Daiichi Sankyo Co Ltd	10,600	204,399
Daikin Industries Ltd	3,700	145,942
Dainippon Sumitomo Pharma Co Ltd	1,700	30,127
Daito Trust Construction Co Ltd	1,200	102,905

	Shares	Value
Daiwa House Industry Co Ltd	8,000	$156,638
Daiwa Securities Group Inc	25,000	177,097
Dena Co Ltd	1,100	29,968
Denki Kagaku Kogyo KK	3,000	10,829
Denso Corp	8,100	344,431
Dentsu Inc	3,200	95,742
DIC Corp	4,000	8,585
Disco Corp	300	17,093
Don Quijote Co Ltd	900	39,924
Dowa Holdings Co Ltd	4,000	31,390
East Japan Railway Co	5,500	452,719
Ebara Corp	3,000	11,982
Eisai Co Ltd	3,600	161,235
Electric Power Development Co Ltd	1,400	35,629
FamilyMart Co Ltd	900	41,141
FANUC Corp	3,100	476,923
Fast Retailing Co Ltd	900	287,841
Fuji Electric Co Ltd	7,000	20,565
Fuji Heavy Industries Ltd	9,000	142,977
FUJIFILM Holdings Corp	6,300	124,789
Fujitsu Ltd	27,000	112,729
Fukuoka Financial Group Inc	13,000	65,184
Furukawa Electric Co Ltd	5,000	11,059
Glory Ltd	1,300	31,198
Gree Inc	2,000	25,166
GS Yuasa Corp	3,000	12,541
Hakuhodo DY Holdings Inc	420	32,364
Hamamatsu Photonics KK	800	31,710
Hankyu Hanshin Holdings Inc	20,000	120,805
Hino Motors Ltd	6,000	65,160
Hirose Electric Co Ltd	400	52,788
Hisamitsu Pharmaceutical Co Inc	800	43,336
Hitachi Chemical Co Ltd	800	12,259
Hitachi Construction Machinery Co Ltd	800	17,214
Hitachi High-Technologies Corp	1,400	29,298
Hitachi Ltd	41,000	239,122
Hitachi Ltd ADR	3,200	185,280
Hitachi Metals Ltd	1,000	9,573
Hitachi Transport System Ltd	700	11,078
Hokkaido Electric Power Co Inc *	3,000	30,708
Hokuhoku Financial Group Inc	14,000	28,507
Hokuriku Electric Power Co	3,100	38,317
Honda Motor Co Ltd	14,700	566,442
Honda Motor Co Ltd ADR	9,500	363,470
House Foods Corp	900	15,656
Hoya Corp	5,850	110,050
Ibiden Co Ltd	1,100	17,221
Idemitsu Kosan Co Ltd	500	43,549
IHI Corp	8,000	24,353
Inpex Corp	32	171,994
Isetan Mitsukoshi Holdings Ltd	3,800	54,924
Isuzu Motors Ltd	17,000	102,887
ITOCHU Corp	24,000	294,397
Itochu Techno-Solutions Corp	1,100	54,434
Izumi Co Ltd	600	14,614
J Front Retailing Co Ltd	6,000	46,902
Japan Exchange Group Inc	100	9,319
Japan Tobacco Inc	14,700	470,484
JFE Holdings Inc	7,900	152,717
JGC Corp	4,000	102,614
JSR Corp	2,700	55,321
JTEKT Corp	1,300	12,315
Jupiter Telecommunications Co Ltd	2	2,619
JX Holdings Inc	34,000	191,114
K’s Holdings Corp	400	12,814
Kagome Co Ltd	1,300	24,708
Kajima Corp	18,333	49,838
Kakaku.com Inc	2,400	60,475
Kamigumi Co Ltd	2,000	18,394
Kaneka Corp	2,000	11,565

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Kansai Paint Co Ltd	4,000	$44,475
Kao Corp	8,400	272,158
Kawasaki Heavy Industries Ltd	23,000	72,946
Kawasaki Kisen Kaisha Ltd *	5,000	10,700
KDDI Corp	8,200	343,072
Keihan Electric Railway Co Ltd	11,000	48,963
Keikyu Corp	8,000	83,570
Keio Corp	10,000	85,948
Keisei Electric Railway Co Ltd	6,000	63,414
Kewpie Corp	700	9,991
Keyence Corp	740	227,338
Kikkoman Corp	2,000	34,990
Kintetsu Corp	19,000	88,555
Kirin Holdings Co Ltd	13,000	209,440
Kobayashi Pharmaceutical Co Ltd	700	34,060
Kobe Steel Ltd *	26,000	30,590
Koito Manufacturing Co Ltd	2,000	34,525
Komatsu Ltd	14,600	348,447
Konami Corp	900	17,994
Konami Corp ADR	721	14,370
Konica Minolta Holdings Inc	6,000	43,943
Kubota Corp	8,000	115,983
Kubota Corp ADR	1,400	101,038
Kuraray Co Ltd	3,700	52,180
Kurita Water Industries Ltd	1,500	33,263
Kyocera Corp	1,600	146,890
Kyocera Corp ADR	673	61,546
Kyowa Hakko Kirin Co Ltd	4,000	45,349
Kyushu Electric Power Co Inc *	4,900	50,017
Lawson Inc	1,100	84,507
Lion Corp	7,000	39,025
LIXIL Group Corp	4,200	83,784
Makita Corp	1,600	71,337
Makita Corp ADR	200	8,898
Marubeni Corp	26,000	198,806
Marui Group Co Ltd	1,600	16,623
Mazda Motor Corp *	42,000	123,984
McDonald’s Holdings Co Japan Ltd	800	21,523
Medipal Holdings Corp	4,000	56,332
MEIJI Holdings Co Ltd	1,100	50,416
Minebea Co Ltd	3,000	10,308
Miraca Holdings Inc	400	19,201
MISUMI Group Inc	1,200	33,285
Mitsubishi Chemical Holdings Corp	19,000	90,440
Mitsubishi Corp	22,300	418,949
Mitsubishi Electric Corp	26,000	212,115
Mitsubishi Estate Co Ltd	19,000	538,393
Mitsubishi Gas Chemical Co Inc	5,000	33,091
Mitsubishi Heavy Industries Ltd	45,000	260,475
Mitsubishi Logistics Corp	3,000	55,673
Mitsubishi Materials Corp	16,000	45,251
Mitsubishi Motors Corp *	81,000	84,789
Mitsubishi Tanabe Pharma Corp	3,100	47,482
Mitsubishi UFJ Financial Group Inc	129,000	777,587
Mitsubishi UFJ Financial Group Inc ADR	61,180	367,080
Mitsui & Co Ltd	19,800	278,480
Mitsui & Co Ltd ADR	300	83,700
Mitsui Chemicals Inc	11,000	23,968
Mitsui Fudosan Co Ltd	13,000	370,845
Mitsui Mining & Smelting Co Ltd	6,000	13,915
Mitsui OSK Lines Ltd *	11,000	36,459
Mizuho Financial Group Inc	238,200	511,485
Mizuho Financial Group Inc ADR	50,432	215,345
MS&AD Insurance Group Holdings	7,800	173,756
Murata Manufacturing Co Ltd	3,200	241,806
Nabtesco Corp	1,100	22,574
Nagase & Co Ltd	2,000	24,785
Nagoya Railroad Co Ltd	8,000	25,718
Namco Bandai Holdings Inc	2,700	47,846
Nankai Electric Railway Co Ltd	6,000	25,497

	Shares	Value
NEC Corp	39,000	$104,229
NGK Insulators Ltd	4,000	42,679
NGK Spark Plug Co Ltd	2,000	30,696
NHK Spring Co Ltd	4,000	41,793
Nichirei Corp	9,000	53,896
Nidec Corp	1,300	77,891
Nidec Corp ADR	3,016	45,240
Nikon Corp	5,100	120,203
Nintendo Co Ltd	1,600	173,145
Nippon Electric Glass Co Ltd	3,000	14,947
Nippon Express Co Ltd	17,000	81,610
Nippon Kayaku Co Ltd	3,000	36,732
Nippon Meat Packers Inc	3,000	48,530
Nippon Paint Co Ltd	2,000	20,022
Nippon Paper Group Inc *	400	6,229
Nippon Shokubai Co Ltd	5,000	44,066
Nippon Steel & Sumitomo Metal Corp	111,630	284,095
Nippon Telegraph & Telephone Corp	4,300	187,581
Nippon Telegraph & Telephone Corp ADR	4,100	89,134
Nippon Yusen KK	18,000	46,352
Nishi-Nippon Railroad Co Ltd	5,000	20,641
Nissan Chemical Industries Ltd	4,000	48,289
Nissan Motor Co Ltd	37,900	367,236
Nisshin Seifun Group Inc	4,000	52,873
Nisshinbo Holdings Inc	4,000	27,900
Nissin Foods Holdings Co Ltd	1,000	45,958
Nitori Holdings Co Ltd	450	34,778
Nitto Denko Corp	2,100	126,194
NKSJ Holdings Inc	5,250	110,389
NOK Corp	2,000	28,923
Nomura Holdings Inc	37,600	233,210
Nomura Holdings Inc ADR	19,971	123,221
Nomura Real Estate Holdings Inc	2,000	44,805
Nomura Research Institute Ltd	1,400	36,286
NSK Ltd	3,000	22,868
NTT Data Corp	30	99,088
NTT DOCOMO Inc	167	248,195
NTT DOCOMO Inc ADR	8,600	127,882
Obayashi Corp	11,000	52,672
Obic Co Ltd	160	37,122
Odakyu Electric Railway Co Ltd	10,000	124,664
Oji Holdings Corp	14,000	52,598
Olympus Corp *	3,400	80,774
Omron Corp	2,300	58,217
Ono Pharmaceutical Co Ltd	800	49,523
Oracle Corp Japan	600	27,066
Oriental Land Co Ltd	1,000	163,802
Osaka Gas Co Ltd	27,000	118,043
Otsuka Corp	400	43,553
Otsuka Holdings Co Ltd	5,000	174,136
Panasonic Corp *	23,900	179,869
Panasonic Corp ADR *	13,000	95,290
Park24 Co Ltd	3,000	58,738
Rakuten Inc	12,300	125,846
Renesas Electronics Corp *	1,200	3,175
Rengo Co Ltd	6,000	30,688
Resona Holdings Inc	26,800	141,564
Ricoh Co Ltd	11,000	119,834
Rinnai Corp	500	35,632
Rohm Co Ltd	1,900	66,033
Ryohin Keikaku Co Ltd	800	63,009
Sankyo Co Ltd	900	42,150
Sanrio Co Ltd	300	13,314
Santen Pharmaceutical Co Ltd	800	37,129
Sapporo Holdings Ltd	2,000	8,518
Sawai Pharmaceutical Co Ltd	200	23,768
SBI Holdings Inc	2,220	19,715
Secom Co Ltd	3,500	180,844
Sega Sammy Holdings Inc	3,100	62,264
Seiko Epson Corp	1,000	9,749

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Sekisui Chemical Co Ltd	3,000	$33,212
Sekisui House Ltd	10,000	136,070
Senshu Ikeda Holdings Inc	2,140	12,166
Seven & I Holdings Co Ltd	11,100	368,124
Sharp Corp *	10,000	28,619
Shikoku Electric Power Co Inc *	1,700	24,217
Shimadzu Corp	6,000	42,722
Shimamura Co Ltd	200	23,410
Shimano Inc	1,200	98,275
Shimizu Corp	8,000	26,277
Shin-Etsu Chemical Co Ltd	6,400	424,711
Shinsei Bank Ltd	30,000	69,027
Shionogi & Co Ltd	5,400	109,377
Shiseido Co Ltd	5,500	77,252
Showa Denko KK	29,000	43,733
Showa Shell Sekiyu KK	2,700	19,173
SMC Corp	900	174,855
Softbank Corp	15,000	691,201
Sojitz Corp	7,500	11,767
Sony Corp	7,800	135,396
Sony Corp ADR	8,700	151,380
Sony Financial Holdings Inc	3,700	55,283
Sotetsu Holdings Inc	8,000	29,882
Square Enix Holdings Co Ltd	1,700	18,221
Stanley Electric Co Ltd	2,400	41,601
Sugi Holdings Co Ltd	1,100	39,284
Sumco Corp	4,900	55,723
Sumitomo Chemical Co Ltd	18,000	56,565
Sumitomo Corp	16,300	205,577
Sumitomo Electric Industries Ltd	10,000	122,847
Sumitomo Forestry Co Ltd	900	9,988
Sumitomo Heavy Industries Ltd	11,000	43,622
Sumitomo Metal Mining Co Ltd	7,000	99,434
Sumitomo Mitsui Financial Group Inc	18,600	763,261
Sumitomo Mitsui Financial Group Inc ADR	6,000	48,960
Sumitomo Mitsui Trust Holdings Inc	55,000	261,611
Sumitomo Realty & Development Co Ltd	6,000	233,635
Sumitomo Rubber Industries Ltd	2,000	33,562
Sundrug Co Ltd	1,000	44,494
Suruga Bank Ltd	4,000	64,230
Suzuken Co Ltd	900	32,647
Suzuki Motor Corp	5,300	118,852
Sysmex Corp	500	30,469
T&D Holdings Inc	9,100	108,961
Taiheiyo Cement Corp	10,000	24,014
Taisei Corp	10,000	27,828
Taiyo Nippon Sanso Corp	1,000	6,957
Takashimaya Co Ltd	5,000	49,631
Takeda Pharmaceutical Co Ltd	12,200	667,822
TDK Corp	1,600	56,117
Teijin Ltd	9,000	20,862
Terumo Corp	2,200	94,576
The 77 Bank Ltd	4,000	21,615
The Awa Bank Ltd	5,000	31,296
The Bank of Kyoto Ltd	6,000	58,807
The Bank of Yokohama Ltd	11,000	63,806
The Chiba Bank Ltd	7,000	50,466
The Chugoku Bank Ltd	4,000	64,706
The Chugoku Electric Power Co Inc	4,800	62,698
The Dai-ichi Life Insurance Co Ltd	138	185,389
The Gunma Bank Ltd	3,000	17,908
The Hachijuni Bank Ltd	6,000	35,907
The Hiroshima Bank Ltd	5,000	24,204
The Iyo Bank Ltd	5,000	46,410
The Japan Steel Works Ltd	8,000	42,384
The Joyo Bank Ltd	8,000	44,623
The Kansai Electric Power Co Inc *	13,400	127,204
The Keiyo Bank Ltd	2,000	11,486
The Nanto Bank Ltd	7,000	33,566
The Nishi-Nippon City Bank Ltd	6,000	18,628

	Shares	Value
The Shiga Bank Ltd	2,000	$13,785
The Shizuoka Bank Ltd	7,000	79,029
The Yokohama Rubber Co Ltd	6,000	69,455
THK Co Ltd	700	13,882
Tobu Railway Co Ltd	12,000	68,877
Toho Co Ltd	1,000	20,908
Toho Gas Co Ltd	5,000	31,838
Tohoku Electric Power Co Inc *	5,000	39,833
Tokai Rika Co Ltd	1,400	26,123
Tokai Tokyo Financial Holdings Inc	9,000	66,512
Tokio Marine Holdings Inc	10,300	297,718
Tokyo Electric Power Co Inc *	17,600	43,770
Tokyo Electron Ltd	2,700	115,125
Tokyo Gas Co Ltd	42,000	227,022
Tokyo Tatemono Co Ltd	3,000	21,423
Tokyu Corp	12,000	88,858
Tokyu Land Corp	10,000	94,283
TonenGeneral Sekiyu KK	4,000	39,674
Toppan Printing Co Ltd	11,000	79,340
Toray Industries Inc	25,000	169,767
Toshiba Corp	67,000	341,133
Tosoh Corp	10,000	28,671
TOTO Ltd	5,000	44,911
Toyo Seikan Kaisha Ltd	3,100	42,954
Toyo Suisan Kaisha Ltd	1,000	30,888
Toyoda Gosei Co Ltd	2,000	48,065
Toyota Motor Corp	10,760	554,533
Toyota Motor Corp ADR	15,703	1,611,756
Toyota Tsusho Corp	3,400	87,166
Trend Micro Inc	1,800	50,563
Tsumura & Co	1,500	54,857
Ube Industries Ltd	14,000	27,628
Unicharm Corp	1,500	85,711
UNY Group Holdings Co Ltd	5,200	40,534
Ushio Inc	900	9,202
USS Co Ltd	270	31,026
Wacoal Holdings Corp	3,000	32,515
West Japan Railway Co	2,800	134,735
Yahoo! Japan Corp	265	122,108
Yakult Honsha Co Ltd	1,700	68,576
Yamada Denki Co Ltd	1,410	64,680
Yamaguchi Financial Group Inc	2,000	19,981
Yamaha Corp	1,400	13,641
Yamaha Motor Co Ltd	2,800	37,914
Yamato Holdings Co Ltd	5,300	96,171
Yamato Kogyo Co Ltd	1,300	35,623
Yamazaki Baking Co Ltd	2,000	26,375
Yaskawa Electric Corp	2,000	20,123
Yokogawa Electric Corp	3,800	38,211
Zeon Corp	4,000	41,810

		37,551,327

Luxembourg - 0.4%

ArcelorMittal	8,057	104,073
ArcelorMittal ‘NY’ (NYSE)	8,452	110,130
L’Occitane International SA	7,500	22,851
Millicom International Cellular SA SDR	823	65,803
Samsonite International SA	22,500	56,248
SES SA FDR	4,834	151,580
Subsea 7 SA	5,114	119,965
Tenaris SA	441	8,974
Tenaris SA ADR	2,949	120,260

		759,884

Mauritius - 0.0%

Golden Agri-Resources Ltd	113,000	52,957

Netherlands - 2.4%

Aegon NV	8,184	49,274
Aegon NV ‘NY’	15,969	95,974

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Akzo Nobel NV	4,003	$254,353
ASML Holding NV	3,752	252,619
ASML Holding NV ‘NY’	1,848	125,683
DE Master Blenders 1753 NV *	7,034	108,782
Delta Lloyd NV	419	7,231
European Aeronautic Defence & Space Co NV	7,246	369,434
Fugro NV CVA	1,073	59,625
Gemalto NV	1,235	107,778
Heineken NV	3,768	284,431
ING Groep NV ADR *	39,158	282,329
ING Groep NV CVA *	24,275	174,458
Koninklijke Ahold NV	16,388	251,284
Koninklijke Boskalis Westminster NV	815	32,397
Koninklijke DSM NV	2,177	126,826
Koninklijke KPN NV	13,215	44,781
Koninklijke Philips Electronics NV	8,583	255,074
Koninklijke Philips Electronics NV ‘NY’	8,092	239,119
Koninklijke Vopak NV	897	54,105
QIAGEN NV (XETR) *	2,422	50,526
Randstad Holding NV	1,612	66,061
Reed Elsevier NV	10,822	185,508
Reed Elsevier NV ADR	1,235	41,978
SBM Offshore NV *	51	845
STMicroelectronics NV	11,462	88,273
STMicroelectronics NV ‘NY’	2,700	20,817
TNT Express NV	4,920	36,193
Unilever NV ‘NY’	9,383	384,703
Unilever NV CVA	15,780	646,889
Wolters Kluwer NV	3,874	84,660

		4,782,010

New Zealand - 0.1%

Auckland International Airport Ltd	15,829	38,991
Contact Energy Ltd	4,031	19,246
Fletcher Building Ltd (NZX)	12,945	92,991
Telecom Corp of New Zealand Ltd	28,553	55,989

		207,217

Norway - 0.8%

Aker Solutions ASA	2,264	42,317
DNB ASA	16,428	241,768
DNO International ASA *	880	1,529
Fred Olsen Energy ASA	553	23,755
Gjensidige Forsikring ASA	3,349	55,465
Marine Harvest ASA *	33,007	30,715
Norsk Hydro ASA	11,226	48,825
Orkla ASA	11,071	88,824
Petroleum Geo-Services ASA	4,001	61,979
Schibsted ASA	1,909	85,266
Statoil ASA	14,829	362,064
Statoil ASA ADR	3,728	91,783
Storebrand ASA *	4,286	16,760
Telenor ASA	11,990	262,964
TGS Nopec Geophysical Co ASA	1,334	50,501
Yara International ASA	3,056	139,000

		1,603,515

Papua New Guinea - 0.1%

Oil Search Ltd	21,704	168,424

Portugal - 0.2%

Banco Espirito Santo SA *	29,373	30,129
EDP - Energias de Portugal SA	48,476	149,624
Galp Energia SGPS SA	3,121	48,928
Jeronimo Martins SGPS SA	4,083	79,503
Portugal Telecom SGPS SA	7,542	37,493

		345,677

	Shares	Value
Singapore - 1.3%

CapitaLand Ltd	34,000	$97,007
City Developments Ltd	6,000	54,947
ComfortDelGro Corp Ltd	22,831	35,203
DBS Group Holdings Ltd	31,182	403,392
Jardine Cycle & Carriage Ltd	2,000	82,548
Keppel Corp Ltd	23,800	215,337
Keppel Land Ltd	7,000	22,301
Olam International Ltd	18,000	25,022
Oversea-Chinese Banking Corp Ltd	45,832	394,316
SATS Ltd	8,000	19,620
SembCorp Industries Ltd	11,000	46,093
SembCorp Marine Ltd	12,000	42,974
Singapore Airlines Ltd	10,000	87,746
Singapore Exchange Ltd	11,000	68,419
Singapore Press Holdings Ltd	28,000	101,268
Singapore Technologies Engineering Ltd	21,000	73,138
Singapore Telecommunications Ltd	137,000	397,229
SMRT Corp Ltd	24,000	30,578
StarHub Ltd	8,000	28,086
United Industrial Corp Ltd	9,000	22,154
United Overseas Bank Ltd	20,090	330,702
UOL Group Ltd	4,000	22,544
Venture Corp Ltd	2,000	13,973
Wilmar International Ltd	28,000	78,115

		2,692,712

Spain - 2.6%

Abertis Infraestructuras SA	7,224	121,964
Acciona SA	412	22,654
ACS Actividades de Construccion y Servicios SA	2,765	64,606
Amadeus IT Holding SA ‘A’	4,276	115,755
Banco Bilbao Vizcaya Argentaria SA	74,952	653,581
Banco Bilbao Vizcaya Argentaria SA ADR	14,058	123,289
Banco de Sabadell SA *	35,074	64,454
Banco Popular Espanol SA *	95,608	71,588
Banco Santander SA	143,182	968,619
Banco Santander SA ADR	29,287	199,444
CaixaBank SA	10,334	35,092
Distribuidora Internacional de Alimentacion SA	11,300	78,228
Ebro Foods SA	1,575	31,337
EDP Renovaveis SA *	3,839	18,561
Enagas SA	2,188	51,124
Ferrovial SA	7,257	115,622
Gas Natural SDG SA	4,884	86,560
Grifols SA *	2,817	104,750
Iberdrola SA	65,759	306,661
Inditex SA	3,494	465,626
International Consolidated Airlines Group SA *	13,807	53,393
Mapfre SA	13,005	40,242
Prosegur Cia de Seguridad SA	6,890	38,004
Red Electrica Corp SA	2,085	104,957
Repsol SA	7,294	148,413
Repsol SA ADR	5,356	109,209
Telefonica SA	38,308	517,806
Telefonica SA ADR	28,381	383,427
Zardoya Otis SA	4,188	56,010

		5,150,976

Sweden - 2.9%

Alfa Laval AB	4,126	95,332
Assa Abloy AB ‘B’	5,587	228,527
Atlas Copco AB ‘A’	11,313	322,365
Atlas Copco AB ‘B’	7,110	180,289
Boliden AB	3,407	54,959
Electrolux AB ‘B’	4,287	109,230
Elekta AB ‘B’	4,940	75,030
Getinge AB ‘B’	2,355	71,934

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Hakon Invest AB	936	$24,082
Hennes & Mauritz AB ‘B’	15,098	540,671
Hexagon AB ‘B’	4,401	120,033
Husqvarna AB ‘B’	5,332	31,512
Lundin Petroleum AB *	2,639	57,180
Meda AB ‘A’	4,084	48,518
Nordea Bank AB	43,353	491,916
Ratos AB ‘B’	1,948	20,600
Sandvik AB	16,078	248,109
Scania AB ‘B’	5,185	108,807
Securitas AB ‘B’	9,258	87,256
Skandinaviska Enskilda Banken AB ‘A’	22,396	225,279
Skanska AB ‘B’	5,807	105,084
SKF AB ‘B’	6,017	147,222
SSAB AB ‘A’	1,095	8,356
Svenska Cellulosa AB ‘A’	303	7,800
Svenska Cellulosa AB ‘B’	9,058	233,877
Svenska Handelsbanken AB ‘A’	8,322	356,188
Swedbank AB ‘A’	13,501	307,610
Swedish Match AB	2,730	84,829
Tele2 AB ‘B’	5,478	95,447
Telefonaktiebolaget LM Ericsson ‘A’	2,453	29,878
Telefonaktiebolaget LM Ericsson ‘B’	29,624	369,632
Telefonaktiebolaget LM Ericsson ADR	19,502	245,725
TeliaSonera AB	32,832	234,713
Trelleborg AB ‘B’	3,548	48,751
Volvo AB ‘A’	6,806	99,117
Volvo AB ‘B’	23,954	349,034

		5,864,892

Switzerland - 8.1%

ABB Ltd (XVTX)	6,495	146,681
ABB Ltd ADR	29,541	672,353
Actelion Ltd	1,653	89,827
Adecco SA	1,957	107,308
Aryzta AG	1,452	85,794
Baloise Holding AG	636	59,610
Banque Cantonale Vaudoise	27	15,094
Barry Callebaut AG	39	37,637
Cie Financiere Richemont SA ‘A’	8,044	632,345
Clariant AG	3,613	50,331
Credit Suisse Group AG	12,171	321,210
Credit Suisse Group AG ADR	6,776	177,531
Dufry AG *	246	30,555
EMS-Chemie Holding AG	77	23,200
Galenica AG	61	36,809
Geberit AG	639	157,424
Givaudan SA	133	163,422
Holcim Ltd	3,652	291,357
Julius Baer Group Ltd	3,576	139,305
Kuehne + Nagel International AG	626	68,365
Lindt & Spruengli AG	2	90,233
Nestle SA	52,073	3,767,274
Novartis AG	14,218	1,012,484
Novartis AG ADR	22,700	1,617,148
OC Oerlikon Corp AG	2,414	28,725
Partners Group Holding AG	230	56,789
PSP Swiss Property AG	103	9,386
Roche Holding AG (XSWX)	381	89,242
Roche Holding AG (XVTX)	11,302	2,638,713
Schindler Holding AG	240	34,250
SGS SA	82	201,460
Sika AG	36	87,545
Sonova Holding AG	611	73,379
Sulzer AG	437	74,844
Swiss Life Holding AG	454	67,369
Swiss Re AG	5,604	456,076
Swisscom AG	425	196,714
Syngenta AG	601	251,207
Syngenta AG ADR	4,185	350,494

	Shares	Value
The Swatch Group AG	475	$276,552
The Swatch Group AG (Registered)	587	59,629
UBS AG (NYSE)	18,022	277,359
UBS AG (XVTX)	39,086	600,250
Zurich Insurance Group AG	2,294	638,880

		16,262,160

United Kingdom - 19.3%

Aberdeen Asset Management PLC	12,855	84,235
Admiral Group PLC	2,694	54,660
Aggreko PLC	3,734	101,521
AMEC PLC	3,498	56,175
Anglo American PLC	18,204	468,622
Antofagasta PLC	4,782	71,605
ARM Holdings PLC	1,325	18,639
ARM Holdings PLC ADR	7,271	308,072
Ashmore Group PLC	1,763	9,393
Associated British Foods PLC	6,082	175,749
AstraZeneca PLC ADR	19,773	988,255
Aviva PLC	39,049	175,942
Babcock International Group PLC	6,031	99,950
BAE Systems PLC	49,771	298,745
Barclays PLC	33,323	147,687
Barclays PLC ADR	37,769	670,777
BG Group PLC	44,604	765,709
BHP Billiton PLC	5,427	157,566
BHP Billiton PLC ADR	14,432	837,922
BP PLC ADR	48,699	2,062,403
British American Tobacco PLC	16,938	906,905
British American Tobacco PLC ADR	6,008	643,156
British Sky Broadcasting Group PLC	10,561	141,748
British Sky Broadcasting Group PLC ADR	1,754	94,435
BT Group PLC	64,356	271,170
BT Group PLC ADR	5,292	222,423
Bunzl PLC	4,019	79,260
Burberry Group PLC	5,625	113,695
Capita PLC	9,500	130,009
Carnival PLC	1,157	40,629
Carnival PLC ADR	1,664	58,290
Centrica PLC	77,111	431,516
Cobham PLC	11,849	43,845
Compass Group PLC	30,142	385,143
Croda International PLC	2,177	90,798
Diageo PLC ADR	9,856	1,240,279
easyJet PLC	3,554	58,391
Eurasian Natural Resources Corp PLC	3,202	11,991
Evraz PLC	3,743	12,706
Experian PLC	15,466	268,972
Fresnillo PLC	3,109	64,257
G4S PLC	18,242	80,994
Genting Singapore PLC	84,000	101,509
GKN PLC	33,457	134,897
GlaxoSmithKline PLC	1,836	42,975
GlaxoSmithKline PLC ADR	37,991	1,782,158
Hargreaves Lansdown PLC	5,034	66,440
HSBC Holdings PLC (LI)	6,138	65,344
HSBC Holdings PLC ADR	57,534	3,068,864
IMI PLC	5,799	114,193
Imperial Tobacco Group PLC	14,239	498,551
Informa PLC	7,398	59,363
Inmarsat PLC	2,222	23,774
InterContinental Hotels Group PLC	1,372	41,948
InterContinental Hotels Group PLC ADR	2,810	85,480
Intertek Group PLC	2,073	107,098
Invensys PLC	9,551	51,099
Investec PLC	5,925	41,351
ITV PLC	51,218	100,783
J Sainsbury PLC	23,843	137,216
John Wood Group PLC	6,020	79,676
Johnson Matthey PLC	2,480	86,748

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

	Shares	Value
Kazakhmys PLC	2,794	$16,680
Kingfisher PLC	34,614	151,718
Legal & General Group PLC	101,030	265,345
Lloyds Banking Group PLC *	541,138	402,612
Lloyds Banking Group PLC ADR *	28,824	86,472
London Stock Exchange Group PLC	2,376	47,438
Marks & Spencer Group PLC	25,531	151,340
Meggitt PLC	11,661	87,328
Melrose Industries PLC	13,185	53,216
Mondi PLC	4,039	55,079
National Grid PLC	31,746	369,691
National Grid PLC ADR	5,640	327,176
Next PLC	2,140	142,222
Old Mutual PLC	78,722	243,574
Pearson PLC	4,231	76,247
Pearson PLC ADR	8,321	149,695
Pennon Group PLC	6,143	58,211
Petrofac Ltd	3,498	76,218
Prudential PLC	15,432	251,116
Prudential PLC ADR	12,633	408,804
Randgold Resources Ltd	1,178	101,441
Reckitt Benckiser Group PLC	10,504	753,719
Reed Elsevier PLC	4,850	57,739
Reed Elsevier PLC ADR	2,500	118,825
Resolution Ltd	19,782	82,105
Rexam PLC	12,246	98,202
Rio Tinto PLC	309	14,554
Rio Tinto PLC ADR	20,710	975,027
Rolls-Royce Holdings PLC *	27,380	470,488
Royal Dutch Shell PLC ‘A’ (LI)	955	31,015
Royal Dutch Shell PLC ‘A’ ADR	11,964	779,574
Royal Dutch Shell PLC ‘B’	21,504	715,574
Royal Dutch Shell PLC ‘B’ ADR	34,467	2,303,085
RSA Insurance Group PLC	56,542	100,250
SABMiller PLC	15,462	814,316
Schroders PLC	1,647	53,014
Schroders PLC (Non-Voting)	1,511	39,796
Serco Group PLC	5,706	54,530
Severn Trent PLC	3,779	98,352
Shire PLC	1,539	46,870
Shire PLC ADR	2,516	229,862
Smith & Nephew PLC ADR	2,696	155,640
Smiths Group PLC	7,051	135,129
SSE PLC	14,966	338,164
Standard Chartered PLC	38,433	995,607
Standard Life PLC	34,125	190,342
Tate & Lyle PLC	8,884	114,934
Tesco PLC	133,325	775,158
The Royal Bank of Scotland Group PLC *	16,107	67,770
The Royal Bank of Scotland Group PLC ADR *	7,236	60,999
The Sage Group PLC	23,254	121,450
The Weir Group PLC	3,809	131,095
Travis Perkins PLC	3,825	84,723
TUI Travel PLC	6,714	33,332
Tullow Oil PLC	11,720	219,372
Unilever PLC	2,665	113,069
Unilever PLC ADR	17,303	730,879
United Utilities Group PLC	8,138	87,654
Vedanta Resources PLC	1,430	21,868
Vodafone Group PLC	230,844	655,216
Vodafone Group PLC ADR	53,441	1,518,259
Whitbread PLC	2,413	94,493
WM Morrison Supermarkets PLC	34,221	143,719
Wolseley PLC	4,497	224,741
WPP PLC	3,258	52,111
WPP PLC ADR	3,170	253,980
Xstrata PLC *	19,537	318,447

		38,630,377

Total Common Stocks (Cost $179,173,969)		198,201,753

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.010% due 04/01/13 (Dated 03/28/12, repurchase price of $2,338,550; collateralized by U.S. Treasury Notes: 0.250% due 01/15/15 and value $2,390,000)	$2,338,548	$2,338,548

Total Short-Term Investment (Cost $2,338,548)		2,338,548

TOTAL INVESTMENTS - 100.0% (Cost $181,534,698)		200,566,924

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(54,530)

NET ASSETS - 100.0%		$200,512,394

Notes to Schedule of Investments

(a)	As of March 31, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	23.9%
Industrials	12.2%
Consumer Staples	11.5%
Consumer Discretionary	10.4%
Health Care	9.7%
Materials	9.4%
Energy	9.3%
Telecommunication Services	4.6%
Information Technology	4.4%
Utilities	3.4%
Others (each less than 3.0%)	1.2%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2013:

		Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$26,623	$-	$26,623	$-
	Common Stocks
	Australia	16,075,446	2,415,941	13,659,505	-
	Austria	489,082	-	489,082	-
	Belgium	2,062,652	1,036,288	1,026,364	-
	Bermuda	863,087	30,825	832,262	-
	Canada	20,624,464	20,624,464	-	-
	Cayman	515,243	-	515,243	-
	Cyprus	23,143	-	23,143	-
	Denmark	2,320,715	636,472	1,684,243	-
	Finland	1,314,672	64,288	1,250,384	-
	France	15,602,630	893,117	14,709,513	-
	Germany	14,400,662	1,464,167	12,936,495	-
	Greece	71,916	14,531	57,385	-
	Hong Kong	4,635,026	-	4,635,026	-
	Ireland	652,594	198,891	453,703	-
	Israel	923,200	582,048	341,152	-
	Italy	3,555,093	344,591	3,210,502	-
	Japan	37,551,327	4,025,796	33,525,531	-
	Luxembourg	759,884	230,390	529,494	-
	Mauritius	52,957	-	52,957	-
	Netherlands	4,782,010	1,190,603	3,591,407	-
	New Zealand	207,217	-	207,217	-
	Norway	1,603,515	91,783	1,511,732	-
	Papua New Guinea	168,424	-	168,424	-
	Portugal	345,677	-	345,677	-
	Singapore	2,692,712	-	2,692,712	-
	Spain	5,150,976	815,369	4,335,607	-
	Sweden	5,864,892	245,725	5,619,167	-
	Switzerland	16,262,160	3,094,885	13,167,275	-
	United Kingdom	38,630,377	20,160,791	18,469,586	-

		198,201,753	58,160,965	140,040,788	-
	Short-Term Investment	2,338,548	-	2,338,548	-

	Total	$200,566,924	$58,160,965	$142,405,959	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 252

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

March 31, 2013 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of March 31, 2013. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Y	Investments were in default as of March 31, 2013.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
†	Investments (or a portion of investments) in the Long/Short Large-Cap Portfolio were on loan as of March 31, 2013.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
¯	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees (the “Board”).
‡	Investments were fully or partially segregated with the broker(s)/ custodian as collateral for securities sold short, delayed delivery securities, futures contracts, forward foreign currency contracts and/or swap contracts as of March 31, 2013.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 1C in Supplemental Notes to Schedule of Investments).

Counterparty Abbreviations:
ADV	Advantage Futures LLC
BNP	BNP Paribas
BNS	Bank of Nova Scotia
BNY	Bank of New York Mellon
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
JPM	JPMorgan Chase
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS
WBC	Westpac Banking Corp

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GEL	Georgian Lari
GTQ	Guatemalan Quetzal
HKD	Hong Kong Dollar
HRK	Croatian Kuna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
LIBOR	London Interbank Offered Rate
NVDR	Non Voting Depository Receipt
‘NY’	New York Shares
OTC	Over the Counter
PO	Principal Only
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
WIBOR	Warsaw Interbank Offered Rate

Note:

The countries listed in the Schedules of Investments are based on country of incorporation.

See Supplemental Notes to Schedule of Investments

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2013 (Unaudited)

1. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Pacific Select Fund (the “Fund”) is comprised of fifty-four portfolios. The Fund’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of its investments each business day. Under the Valuation Policy, the Board has delegated certain functions to a Trustee Valuation Committee or another valuation committee to determine the fair value of certain investments. Each valuation committee that values the Fund’s investments, which includes using third party pricing services and/or alternate valuation methodologies approved by the Board, does so in accordance with the Valuation Policy. Notes 1B and 1C below describe in greater detail the methodologies used to value the Fund’s investments.

B. NET ASSET VALUE

Each portfolio of the Fund is divided into shares and share classes, if applicable. The price per share of each class of a portfolio’s shares is called its net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each portfolio’s NAV is calculated by taking the total value of a portfolio’s assets (the value of the securities and other investments a portfolio holds), subtracting a portfolio’s liabilities, and dividing by the total number of shares outstanding.

Each portfolio’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. For purposes of calculating the NAV, the value of investments held by each portfolio is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Fund or its agents after the close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment or the NAV determined earlier that day.

Each portfolio’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain portfolios may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends or days when a portfolio does not calculate its NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem Fund shares.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a portfolio might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each portfolio is based primarily on pricing data obtained from various sources approved by the Board.

Money Market Instruments and Short-Term Investments

The investments of the Cash Management Portfolio and money market and short-term investments of other portfolios maturing within 60 days are valued at amortized cost in accordance with the Investment Company Act of 1940 (“1940 Act”). Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Portfolio investments in other mutual funds for temporary cash management purposes are valued at their respective NAVs.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the portfolios use the last reported sale price or official closing price from an exchange as of the time of the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

Foreign equity investments are normally priced based on data reflecting the closing of the principal markets or market participants for those investments, which may be earlier than the NYSE close. The Fund then may adjust for market events occurring between the close of certain foreign exchanges and the NYSE close. The Fund has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine the appropriate adjustments for market events. Quotations of foreign investments in foreign currencies are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange-Traded Futures, Options and Swaps

Exchange-traded futures, options and swaps are normally priced at the settlement price determined by the relevant exchange. Exchange-traded futures, options and swaps for which no settlement prices are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealer.

Over-the-Counter (“OTC”) Investments and Certain Equity Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued using alternative valuation methodologies pursuant to the

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SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers

Domestic and Foreign Fixed Income Investments

Fixed income investments are generally valued by approved pricing and quotation services using the mean between the most recent bid and ask prices which are based upon evaluated prices determined from various observable market and other factors. Certain fixed-income investments are valued by a benchmark, matrix, or other pricing processes approved by the Board.

Pacific Dynamix Portfolios

The investments of the Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth and Pacific Dynamix – Growth Portfolios (collectively, the “Pacific Dynamix Portfolios”) consist of Class P shares of the PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD Emerging Markets, and PD International Large-Cap Portfolios (collectively, the “Pacific Dynamix Underlying Portfolios”), which are valued at their respective NAVs at the time of computation.

Portfolio Optimization Portfolios

The investments of the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Portfolios (collectively, the “Portfolio Optimization Portfolios”) consist of Class P shares of the Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, Emerging Markets Debt, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Real Estate, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Currency Strategies, Global Absolute Return, and Precious Metals Portfolios (collectively the Portfolio Optimization Underlying Portfolios), which are valued at their respective NAVs at the time of computation.

Feeder Portfolios

The NAVs of the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Asset Allocation Portfolio are determined by the Pacific Select Fund based upon the NAVs of the Master Funds at the time of computation. The NAVs of the Master Funds are determined by the management of the Master Funds and not Pacific Select Fund. For more information regarding the determination of the NAV of each Master Fund, see the Master Funds’ prospectus and statement of additional information.

Investment Values Determined by a Valuation Committee

The Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, the use of broker quotes, the use of purchase prices for initial public offerings, proration rates, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the Trustee Valuation Committee, or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board. Valuations determined by a Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a portfolio might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a portfolio would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Fund characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, a valuation oversight committee (“VOC”) has been established which determines the level in which each portfolio’s investments are characterized. The VOC includes investment, legal, accounting and compliance members of the Fund’s adviser, and the Fund’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

— Level 1 –	Quoted prices (unadjusted) in active markets for identical investments

— Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

— Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value the Fund’s investments. The VOC also periodically evaluates how each portfolio’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the methodologies used to value Level 2 and Level 3 investments to evaluate the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Fund’s CCO, requiring approval by the Board.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The inputs or methodologies used for valuing each portfolio’s investments are not necessarily an indication of the relative risks associated with investing in those investments. For example, money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such investments are reflected as Level 2. Foreign investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs (as described in Note 1C) are reflected as Level 2. For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires a portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the periods. U.S. GAAP also requires a portfolio to disclose about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a portfolio had an amount of Level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed only when a portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. A summary of each portfolio’s investments as of March 31, 2013 as categorized under the three-tier hierarchy of inputs, and the reconciliation of Level 3 investments and information on transfers in and out of each level, if applicable, can be found in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Fund currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government & Agency Issues

Corporate bonds held by the Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government & Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government & Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options Contracts

Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC options contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swaps

Interest Rate Swaps – Interest rate swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are actively traded and cleared on a securities exchange or swaps trade facility are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loans (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2. Repurchase agreements are fully collateralized. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Fund, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments, and are reflected as Level 2. The Fund may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of the Fund as applicable. Consideration may also include an evaluation of collateral.

2. INVESTMENTS AND RISKS

General Investment Risks

An investment in the Fund represents an indirect investment in the assets owned by the Fund. As with any mutual fund, the value of the assets owned by the Fund may move up or down, and as a result, an investment in the Fund at any point in time may be worth more or less than the original amount invested. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of the Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of the Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each portfolio is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair either the Adviser’s or a sub-adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a portfolio in unforeseen ways, leading a portfolio to alter its existing strategies or, potentially, to liquidate and close.

Fund of Funds Investments

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. The annual report for the Pacific Dynamix Underlying Portfolios contains information about the risks associated with investing in the Pacific Dynamix Underlying Portfolios. Allocations among the Pacific Dynamix Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any of the Pacific Dynamix Underlying Portfolios (see Note 4).

The Portfolio Optimization Portfolios are exposed to the same risks as the Portfolio Optimization Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Portfolio Optimization Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Portfolio Optimization Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any of the Portfolio Optimization Underlying Portfolios (see Note 4).

Equity Investments

The price of equity investments change in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions, and many of the General Investment Risk factors noted above.

Fixed Income Investments

Fixed income (debt) investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a portfolio’s fixed income (debt) investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign Investments

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

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Illiquid Investments

Each portfolio may not invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets (5% of total assets for the Cash Management Portfolio), taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a portfolio has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a portfolio may not be able to sell such investments quickly for their full value. The value of Illiquid Investments held by each portfolio as of March 31, 2013 was less than 15% of its net assets (5% of total assets for the Cash Management Portfolio).

Senior Loan Participations and Assignments

Certain portfolios may invest in Senior Loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrower”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A portfolio’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a portfolio purchases a participation of a Senior Loan interest, the portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a portfolio generally has no right to enforce compliance with the terms of the loan agreement. As a result, the portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Company (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of March 31, 2013, no participation interest in Senior Loans was held by any of the portfolios covered in this report.

Inflation-Indexed Bonds

Certain portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

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U.S. Government Agencies or Government-Sponsored Enterprises

Certain portfolios may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security.

Short Sales

Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own. A portfolio’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the portfolio’s short position, resulting in a loss to the portfolio. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a portfolio sells securities short, it must borrow those securities to make delivery to the buyer. The portfolio incurs an expense for such borrowing. The portfolio may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the portfolio to sell long positions before the manager had intended. A portfolio may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a portfolio’s exposure to long positions. Leverage could magnify gains or losses and, therefore, increase a portfolio’s volatility.

Repurchase Agreements

Certain portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a portfolio are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s ) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the Adviser or the applicable portfolio manager. Such collateral is in the possession of the portfolio’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

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Borrowings and Other Financing Transactions

The following disclosures contain information on a portfolio’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, see Note 3.

Reverse Repurchase Agreements – Certain portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by a portfolio may decline below the repurchase price of the security. A portfolio will segregate assets determined to be liquid by the portfolio manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks – Certain portfolios may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Effective January 1, 2012 such transactions are recorded as secured borrowings; whereas, previously such transactions were recorded as purchases and sales. A portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the portfolio are recorded as a liability. A portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the portfolio to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to a portfolio. A portfolio will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Segregation and Collateral

If a portfolio engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Fund’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the portfolio manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a portfolio could experience a delay in selling investments that are segregated as collateral.

3. DERIVATIVE INVESTMENTS AND RISKS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility and credit (including counterparty) risks.

Interest rate risk – A portfolio may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain portfolios may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk – A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a portfolio’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the portfolio. To manage these risks, certain portfolios may invest in derivative instruments tied to foreign investments and/or currencies.

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Price volatility risk – Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

To manage these risks, certain portfolios may invest in various derivative instruments. Derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk – Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A portfolio may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in fixed income (debt) investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which a portfolio has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a portfolio to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the portfolios by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain portfolios may invest in derivative instruments tied to a security issuers’ financial strength.

A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Credit Related Contingent Features – Certain portfolios are parties to various agreements, including but not limited to International Swaps and Derivatives Agreements, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination, such as credit related contingent features. These provisions reduce the counterparty risk associated with relevant transactions by allowing a portfolio or its counterparties to elect to terminate early and cause settlement of all outstanding transactions if a triggering event occurs under the applicable Master Agreement. These triggering events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Thus, if a credit related contingent feature is triggered, it would allow a portfolio or its counterparty to close out all transactions under the agreement and demand payment or additional collateral to cover their exposure to the other counterparty. Any election made by a counterparty to early terminate a transaction could have a material adverse impact on a portfolio’s financial statements. To reduce credit and counterparty risk associated with transactions, a portfolio may enter into master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A portfolio’s overall exposure to credit risk, subject to master netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain portfolios, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to increase returns, or to otherwise help achieve a portfolio’s investment goal. Each derivative instrument and the reasons a portfolio invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options Contracts – An options contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an options contract is obligated,

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upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the portfolio is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a portfolio to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed options contracts present minimal counterparty credit risk since they are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A portfolio’s maximum risk of loss from counterparty credit risk related to OTC options contracts is limited to the premium paid.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a portfolio manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A portfolio records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A portfolio’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

Swaps Agreements – Swaps are privately negotiated agreements between the portfolios and their counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals and may be executed in the over-the-counter market or in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. Payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as the calculation of realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by the portfolios are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Certain portfolios hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain portfolios enter into interest rate swap agreements.

A portfolio investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A portfolio’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a portfolio would be subject to investment exposure on the notional amount of the swap.

A portfolio investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

A portfolio may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a portfolio may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A portfolio may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A portfolio’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2013 for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

Total Return Swaps – A portfolio investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty. A portfolio’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover a portfolio’s exposure to the counterparty.

4. INVESTMENTS WITH AFFILIATES

A summary of holdings and transactions with affiliated mutual fund investments as of and for the three-month period ended March 31, 2013.

Portfolio/Master Fund	Beginning Value as of January 1, 2013	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation	As of March 31, 2013
						Ending Value	Share Balance
American Funds Asset Allocation
American Funds Insurance Series® Asset Allocation Fund – Class 1	$571,312,589	$173,731,815	$-	$-	$48,495,833	$793,540,237	39,976,838

Portfolio/Pacific Dynamix Underlying Portfolio	Beginning Value as of January 1, 2013	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2013
						Ending Value	Share Balance
Pacific Dynamix – Conservative Growth
PD Aggregate Bond Index ‘P’	$132,964,797	$19,210,560	$1,014,942	$37,903	($173,873)	$151,024,445	13,547,341
PD High Yield Bond Market ‘P’	15,034,145	1,489,911	112,771	6,609	402,831	16,820,725	1,396,161
PD Large-Cap Growth Index ‘P’	27,397,501	1,630,925	206,747	43,565	2,617,079	31,482,323	1,811,052
PD Large-Cap Value Index ‘P’	32,934,956	510,477	244,338	48,273	3,997,103	37,246,471	2,183,209
PD Small-Cap Growth Index ‘P’	5,162,566	100,574	37,591	7,102	678,696	5,911,347	357,325
PD Small-Cap Value Index ‘P’	7,791,712	138,935	56,386	6,297	905,435	8,785,993	562,612
PD Emerging Markets ‘P’	2,353,618	541,490	18,795	(2,006)	(64,184)	2,810,123	188,599
PD International Large-Cap ‘P’	25,320,937	2,252,850	187,952	32,622	1,027,211	28,445,668	2,017,209
Total	$248,960,232	$25,875,722	$1,879,522	$180,365	$9,390,298	$282,527,095

Pacific Dynamix – Moderate Growth
PD Aggregate Bond Index ‘P’	$224,739,260	$51,562,913	$2,322,149	$187,130	($365,930)	$273,801,224	24,560,783
PD High Yield Bond Market ‘P’	30,830,960	7,341,972	331,735	11,091	864,763	38,717,051	3,213,608
PD Large-Cap Growth Index ‘P’	94,739,901	15,270,111	995,207	329,668	9,267,016	118,611,489	6,823,245
PD Large-Cap Value Index ‘P’	124,236,986	12,415,653	1,260,595	408,376	15,083,775	150,884,195	8,844,105
PD Small-Cap Growth Index ‘P’	20,063,191	1,528,969	199,041	47,896	2,591,863	24,032,878	1,452,722
PD Small-Cap Value Index ‘P’	33,016,492	3,533,621	331,735	69,629	3,783,340	40,071,347	2,565,975
PD Emerging Markets ‘P’	19,757,932	5,156,555	199,041	18,189	(555,045)	24,178,590	1,622,721
PD International Large-Cap ‘P’	97,312,015	16,883,929	995,207	224,352	3,965,809	117,390,898	8,324,710
Total	$644,696,737	$113,693,723	$6,634,710	$1,296,331	$34,635,591	$787,687,672

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Portfolio/Pacific Dynamix Underlying Portfolio	Beginning Value as of January 1, 2013	Purchase Cost	Sales Proceeds	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2013
						Ending Value	Share Balance
Pacific Dynamix – Growth
PD Aggregate Bond Index ‘P’	$51,756,859	$7,036,582	$1,438,782	$87,485	($135,344)	$57,306,800	5,140,590
PD Large-Cap Growth Index ‘P’	49,129,992	3,534,865	1,366,843	342,855	4,446,315	56,087,184	3,226,471
PD Large-Cap Value Index ‘P’	60,364,996	1,872,821	1,654,600	433,579	6,997,956	68,014,752	3,986,697
PD Small-Cap Growth Index ‘P’	15,909,498	321,168	431,635	114,574	1,977,685	17,891,290	1,081,480
PD Small-Cap Value Index ‘P’	21,488,693	350,153	575,513	109,470	2,366,002	23,738,805	1,520,118
PD Emerging Markets ‘P’	13,783,904	1,015,936	359,696	26,528	(354,909)	14,111,763	947,096
PD International Large-Cap ‘P’	51,736,725	2,170,692	1,366,843	100,581	2,035,664	54,676,819	3,877,376
Total	$264,170,667	$16,302,217	$7,193,912	$1,215,072	$17,333,369	$291,827,413

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2013	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2013
						Ending Value	Share Balance
Portfolio Optimization Conservative
Diversified Bond ‘P’	$491,654,914	$66,875	$14,205,186	$959,036	$2,611,334	$481,086,973	43,723,410
Floating Rate Loan ‘P’	222,852,974	23,065	8,772,535	291,365	4,046,488	218,441,357	27,957,752
High Yield Bond ‘P’	183,486,761	9,214	9,179,195	642,993	3,959,193	178,918,966	25,596,876
Inflation Managed ‘P’	190,267,123	36,872	3,154,797	(150,291)	958,581	187,957,488	15,696,898
Inflation Protection ‘P’	227,191,972	42,435	3,112,745	202,558	(828,636)	223,495,584	20,468,711
Managed Bond ‘P’	610,785,390	76,759	17,511,056	813,911	2,657,668	596,822,672	47,162,176
Short Duration Bond ‘P’	565,671,214	75,401	15,609,273	313,310	1,606,859	552,057,511	56,852,823
Emerging Markets Debt ‘P’	197,510,608	15,060	5,487,551	385,347	(3,000,421)	189,423,043	17,731,478
Comstock ‘P’	129,907,025	-	15,984,620	2,061,129	12,494,979	128,478,513	12,389,657
Equity Index ‘P’	95,218,518	744,440	18,545,636	2,609,948	6,324,817	86,352,087	2,494,421
Large-Cap Growth ‘P’	76,163,462	8,084,792	61,119,369	2,599,795	873,455	26,602,135	4,067,380
Large-Cap Value ‘P’	157,340,798	8,053	15,545,811	2,561,679	13,978,572	158,343,291	10,971,449
Mid-Cap Equity ‘P’	44,252,182	2,909,708	25,056,538	(1,696,209)	4,890,065	25,299,208	1,885,069
Mid-Cap Value ‘P’	63,025,129	2,207,735	24,656,243	746,486	6,133,133	47,456,240	2,911,457
International Large-Cap ‘P’	76,652,384	-	6,626,229	501,231	2,023,769	72,551,155	9,820,983
International Value ‘P’	46,185,384	-	4,154,315	30,324	1,199,971	43,261,364	3,924,250
Currency Strategies ‘P’	121,887,642	3,757,209	35,255,637	(209,688)	2,936,100	93,115,626	9,143,164
Global Absolute Return ‘P’	229,236,674	-	17,323,889	185,982	5,544,663	217,643,430	21,244,210
Precious Metals ‘P’	44,188,227	4,293,537	25,798,179	(5,247,140)	1,260,528	18,696,973	2,622,600
Total	$3,773,478,381	$22,351,155	$327,098,804	$7,601,766	$69,671,118	$3,546,003,616

Portfolio Optimization Moderate-Conservative
Diversified Bond ‘P’	$420,935,898	$3,954,215	$1,192,380	$76,943	$3,048,989	$426,823,665	38,791,709
Floating Rate Loan ‘P’	239,863,944	13,894	1,444,428	36,098	4,674,420	243,143,928	31,119,372
High Yield Bond ‘P’	199,233,437	2,371,522	7,822,581	494,915	4,492,183	198,769,476	28,436,771
Inflation Managed ‘P’	204,270,301	4,236,267	1,252,773	(61,417)	983,063	208,175,441	17,385,361
Inflation Protection ‘P’	246,026,817	5,745,124	1,525,971	102,835	(730,501)	249,618,304	22,861,145
Managed Bond ‘P’	515,441,409	4,429,663	2,010,213	88,141	2,924,443	520,873,443	41,160,509
Short Duration Bond ‘P’	514,629,705	3,966,110	1,181,030	21,319	1,749,187	519,185,291	53,467,526
Emerging Markets Debt ‘P’	179,566,464	3,102,966	4,768,850	388,762	(2,728,476)	175,560,866	16,433,870
American Funds Growth-Income ‘P’	42,239,443	-	-	-	3,805,894	46,045,337	4,050,232
Comstock ‘P’	176,947,395	23,705	14,264,933	1,472,650	18,183,925	182,362,742	17,585,912
Dividend Growth ‘P’	89,965,690	3,188	5,916,609	846,869	8,335,509	93,234,647	7,676,446
Equity Index ‘P’	177,838,222	1,056,324	10,284,066	1,841,102	16,931,529	187,383,111	5,412,868
Large-Cap Growth ‘P’	130,522,591	1,414,108	5,637,754	287,799	11,177,805	137,764,549	21,063,750
Large-Cap Value ‘P’	255,452,973	9,129	16,388,289	2,481,601	24,285,222	265,840,636	18,419,833
Main Street Core ‘P’	177,425,622	1,568,071	7,064,913	1,153,956	13,814,054	186,896,790	7,999,503
Mid-Cap Equity ‘P’	18,674,600	170,126	1,023,877	(132,621)	2,148,459	19,836,687	1,478,051
Mid-Cap Growth ‘P’	8,854,606	685,831	655,840	62,083	797,777	9,744,457	1,148,648
Mid-Cap Value ‘P’	95,637,068	5,584	8,527,289	240,299	12,697,241	100,052,903	6,138,282
Small-Cap Equity ‘P’	63,050,953	929,328	7,431,278	658,527	5,789,062	62,996,592	3,776,923
Small-Cap Index ‘P’	62,033,955	10,733	5,053,189	523,226	6,829,771	64,344,496	4,607,233
Emerging Markets ‘P’	48,605,357	2,010,069	6,185,054	(433,706)	622,616	44,619,282	2,971,866
International Large-Cap ‘P’	126,615,121	5,571,677	17,448,135	1,074,046	2,789,726	118,602,435	16,054,775
International Small-Cap ‘P’	97,220,275	3,418,999	12,821,744	294,843	6,914,447	95,026,820	10,178,534
International Value ‘P’	102,297,756	4,119,118	14,617,247	(53,825)	2,626,883	94,372,685	8,560,572
Currency Strategies ‘P’	140,466,473	714,254	4,095,938	89,060	4,099,271	141,273,120	13,871,821
Global Absolute Return ‘P’	282,909,879	17,145	3,927,576	30,339	7,265,546	286,295,333	27,945,334
Precious Metals ‘P’	85,012,217	15,111,646	-	-	(15,988,437)	84,135,426	11,801,567
Total	$4,701,738,171	$64,658,796	$162,541,957	$11,583,844	$147,539,608	$4,762,978,462

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2013	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2013
						Ending Value	Share Balance
Portfolio Optimization Moderate
Diversified Bond ‘P’	$1,255,974,028	$9,050,975	$716,213	$46,070	$9,277,295	$1,273,632,155	115,753,583
Floating Rate Loan ‘P’	421,260,900	943,753	290,483	6,299	8,308,705	430,229,174	55,063,935
High Yield Bond ‘P’	516,659,310	200,501	1,982,612	126,266	13,007,859	528,011,324	75,539,451
Inflation Managed ‘P’	371,866,988	4,097,706	457,149	(21,607)	1,680,770	377,166,708	31,498,333
Inflation Protection ‘P’	461,345,905	5,049,254	567,198	39,321	(1,248,293)	464,618,989	42,551,856
Managed Bond ‘P’	1,424,331,776	7,421,202	1,151,536	50,990	8,261,547	1,438,913,979	113,705,993
Short Duration Bond ‘P’	897,563,752	6,318,587	405,387	7,291	3,082,582	906,566,825	93,361,438
Emerging Markets Debt ‘P’	454,358,593	825,195	1,365,833	108,108	(6,192,790)	447,733,273	41,911,336
American Funds Growth-Income ‘P’	198,392,670	-	-	-	17,875,744	216,268,414	19,023,366
Comstock ‘P’	690,242,379	349,673	31,012,973	4,129,751	75,286,547	738,995,377	71,264,051
Dividend Growth ‘P’	196,841,356	20,850	6,108,809	950,494	19,499,065	211,202,956	17,389,331
Equity Index ‘P’	313,437,114	2,613,363	8,014,462	1,411,413	31,885,772	341,333,200	9,859,968
Growth LT ‘P’	44,615,208	494,728	245,875	(75,479)	3,100,634	47,889,216	3,146,018
Large-Cap Growth ‘P’	444,235,345	6,386,891	5,393,863	284,780	39,120,556	484,633,709	74,098,912
Large-Cap Value ‘P’	982,702,243	148,567	29,227,525	4,763,535	99,867,025	1,058,253,845	73,325,357
Long/Short Large-Cap ‘P’	534,668,857	6,453,487	13,428,481	1,086,618	58,060,686	586,841,167	56,386,014
Main Street Core ‘P’	297,801,475	3,034,271	3,840,046	617,358	24,694,429	322,307,487	13,795,312
Mid-Cap Equity ‘P’	269,812,241	1,489,546	7,129,362	(974,257)	30,167,968	293,366,136	21,858,996
Mid-Cap Growth ‘P’	194,135,387	1,794,033	5,385,094	(1,508,897)	19,920,444	208,955,873	24,631,112
Mid-Cap Value ‘P’	626,622,751	158,690	30,957,586	2,007,818	85,979,158	683,810,831	41,952,040
Small-Cap Equity ‘P’	108,365,930	35,870	5,229,080	637,202	11,123,052	114,932,974	6,890,737
Small-Cap Growth ‘P’	150,582,152	318,925	5,380,643	17,069	17,363,358	162,900,861	12,911,231
Small-Cap Index ‘P’	198,068,111	194,494	8,353,027	1,097,004	23,146,185	214,152,767	15,333,894
Small-Cap Value ‘P’	152,901,916	-	7,200,058	309,244	18,559,315	164,570,417	10,708,609
Real Estate ‘P’	330,609,599	1,449,265	2,411,133	(3,266)	18,149,158	347,793,623	19,596,272
Emerging Markets ‘P’	465,589,943	308,781	8,795,653	(568,756)	2,082,239	458,616,554	30,546,139
International Large-Cap ‘P’	562,513,554	-	17,272,368	1,313,894	17,494,084	564,049,164	76,353,259
International Small-Cap ‘P’	420,731,096	-	17,499,054	905,067	32,632,096	436,769,205	46,783,319
International Value ‘P’	468,524,602	46,944	14,549,282	45,751	12,281,493	466,349,508	42,302,690
Currency Strategies ‘P’	599,711,979	2,237,764	3,967,245	78,022	17,741,343	615,801,863	60,466,514
Global Absolute Return ‘P’	755,649,493	345,326	698,090	6,949	19,644,830	774,948,508	75,642,849
Precious Metals ‘P’	263,044,862	33,858,192	-	-	(49,324,572)	247,578,482	34,727,513
Total	$15,073,161,515	$95,646,833	$239,036,120	$16,894,052	$682,528,284	$15,629,194,564

Portfolio Optimization Growth
Diversified Bond ‘P’	$907,938,008	$481,932	$-	$-	$6,713,600	$915,133,540	83,171,570
Inflation Managed ‘P’	123,323,487	100,989	162,772	(25,219)	566,817	123,803,302	10,339,188
Inflation Protection ‘P’	159,700,805	162,597	392,509	26,203	(450,422)	159,046,674	14,566,196
Managed Bond ‘P’	1,000,518,048	455,396	121,973	5,321	5,814,439	1,006,671,231	79,549,267
Short Duration Bond ‘P’	199,806,762	100,694	74,326	1,339	683,567	200,518,036	20,650,052
Emerging Markets Debt ‘P’	150,847,438	80,970	130,881	10,545	(2,034,197)	148,773,875	13,926,398
American Funds Growth ‘P’	40,267,377	-	-	-	2,751,691	43,019,068	4,299,161
American Funds Growth-Income ‘P’	168,166,778	-	-	-	15,152,305	183,319,083	16,125,083
Comstock ‘P’	722,968,124	-	49,109,071	5,965,975	76,004,481	755,829,509	72,887,428
Dividend Growth ‘P’	277,496,387	-	10,373,674	1,582,668	27,163,866	295,869,247	24,360,304
Equity Index ‘P’	442,871,476	-	17,709,905	3,027,403	43,523,764	471,712,738	13,626,194
Growth LT ‘P’	37,631,798	-	328,095	(100,043)	2,633,543	39,837,203	2,617,052
Large-Cap Growth ‘P’	362,747,307	-	5,482,526	290,902	31,561,387	389,117,070	59,494,730
Large-Cap Value ‘P’	934,591,264	-	36,295,355	5,756,928	93,355,066	997,407,903	69,109,402
Long/Short Large-Cap ‘P’	705,643,254	-	25,664,634	2,013,445	75,226,407	757,218,472	72,756,538
Main Street Core ‘P’	353,593,384	-	8,577,950	1,355,667	28,395,318	374,766,419	16,040,645
Mid-Cap Equity ‘P’	380,049,802	-	16,096,868	(2,290,445)	43,008,574	404,671,063	30,152,435
Mid-Cap Growth ‘P’	263,344,773	-	8,462,417	(2,374,658)	27,180,915	279,688,613	32,968,882
Mid-Cap Value ‘P’	422,420,376	-	28,575,898	1,517,511	57,123,911	452,485,900	27,760,173
Small-Cap Equity ‘P’	656,748,663	-	40,752,918	4,491,536	65,931,598	686,418,879	41,153,830
Small-Cap Growth ‘P’	178,675,088	-	10,735,609	(91,349)	20,480,514	188,328,644	14,926,592
Small-Cap Index ‘P’	38,497,776	-	2,482,691	185,183	4,456,354	40,656,622	2,911,120
Small-Cap Value ‘P’	126,555,435	-	6,505,062	254,661	15,318,836	135,623,870	8,825,055
Real Estate ‘P’	382,082,400	-	9,182,718	984,750	19,801,769	393,686,201	22,182,069
Emerging Markets ‘P’	461,814,117	194,955	11,699,464	(712,645)	2,309,975	451,906,938	30,099,245
International Large-Cap ‘P’	636,976,826	74,309	14,948,817	1,056,076	20,190,068	643,348,462	87,087,713
International Small-Cap ‘P’	514,100,027	-	22,963,092	967,598	39,731,566	531,836,099	56,966,145
International Value ‘P’	497,609,371	192,421	16,422,243	76,863	13,037,613	494,494,025	44,855,687
Currency Strategies ‘P’	492,389,855	45,750	2,149,524	(31,043)	14,539,178	504,794,216	49,566,506
Global Absolute Return ‘P’	631,955,699	6,926	1,609,948	17,591	16,403,206	646,773,474	63,131,663
Precious Metals ‘P’	334,613,019	2,318,482	-	-	(57,357,239)	279,574,262	39,215,520
Total	$12,605,944,924	$4,215,421	$347,010,940	$23,962,763	$709,218,470	$12,996,330,638

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2013	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2013
						Ending Value	Share Balance
Portfolio Optimization Aggressive-Growth
Diversified Bond ‘P’	$63,810,754	$353,775	$-	$-	$473,227	$64,637,756	5,874,578
Managed Bond ‘P’	77,063,354	349,782	-	-	449,890	77,863,026	6,152,899
American Funds Growth ‘P’	16,193,248	-	-	-	1,106,574	17,299,822	1,728,878
American Funds Growth-Income ‘P’	35,408,053	-	-	-	3,190,366	38,598,419	3,395,188
Comstock ‘P’	160,114,805	-	8,362,607	1,056,778	17,256,062	170,065,038	16,399,999
Dividend Growth ‘P’	71,063,107	10,781	2,359,923	366,856	7,011,711	76,092,532	6,265,056
Equity Index ‘P’	105,484,219	-	3,624,776	630,301	10,486,911	112,976,655	3,263,515
Growth LT ‘P’	7,864,593	7,069	52,936	(16,199)	546,006	8,348,533	548,446
Large-Cap Growth ‘P’	126,211,442	50,725	2,068,740	110,768	10,972,677	135,276,872	20,683,392
Large-Cap Value ‘P’	199,920,274	56,638	6,567,256	1,061,894	20,200,410	214,671,960	14,874,407
Long/Short Large-Cap ‘P’	142,098,759	37,730	4,750,026	372,203	15,194,011	152,952,677	14,696,297
Main Street Core ‘P’	76,470,052	-	1,457,715	231,776	6,214,965	81,459,078	3,486,588
Mid-Cap Equity ‘P’	63,379,094	-	2,311,346	(324,921)	7,131,082	67,873,909	5,057,351
Mid-Cap Growth ‘P’	59,982,947	94,597	1,577,896	(436,036)	6,103,764	64,167,376	7,563,864
Mid-Cap Value ‘P’	117,152,100	-	7,057,128	383,591	15,933,357	126,411,920	7,755,417
Small-Cap Equity ‘P’	132,252,562	-	7,991,547	878,066	13,309,700	138,448,781	8,300,613
Small-Cap Growth ‘P’	61,292,308	-	3,489,102	(29,650)	7,029,705	64,803,261	5,136,191
Small-Cap Index ‘P’	69,909,575	-	4,453,581	511,456	7,926,131	73,893,581	5,290,972
Small-Cap Value ‘P’	52,914,141	-	2,614,580	105,133	6,413,044	56,817,738	3,697,134
Real Estate ‘P’	119,994,226	1,658	2,566,279	273,926	6,258,338	123,961,869	6,984,575
Emerging Markets ‘P’	131,552,256	75,342	-	-	382,280	132,009,878	8,792,513
International Large-Cap ‘P’	169,589,220	20,507	5,398,952	380,939	5,255,214	169,846,928	22,991,553
International Small-Cap ‘P’	139,863,873	-	5,596,663	244,317	10,861,480	145,373,007	15,571,225
International Value ‘P’	107,773,461	24,729	4,246,383	24,319	2,821,386	106,397,512	9,651,347
Currency Strategies ‘P’	103,680,711	240,298	245,163	(1,033)	3,069,970	106,744,783	10,481,431
Global Absolute Return ‘P’	130,053,631	299,472	-	-	3,387,273	133,740,376	13,054,420
Precious Metals ‘P’	93,660,941	2,119,395	-	-	(16,285,655)	79,494,681	11,150,616
Total	$2,634,753,706	$3,742,498	$76,792,599	$5,824,484	$172,699,879	$2,740,227,968

As of March 31, 2013, Pacific Life Insurance Company owned the following percentages of the total (aggregate of all share classes) shares outstanding of the following portfolios:

Portfolio	Ownership percentage
PD High Yield Bond Market	45.10%
PD Emerging Markets	27.00%

5. SECURITIES LENDING

The Fund, on behalf of the Long/Short Large-Cap and Global Absolute Return Portfolios, entered into an agreement with State Street Bank and Trust Company (“Agreement”), to provide securities lending services to the portfolios. Under this program, the proceeds (cash collateral) received from borrowers are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and/or (ii) borrowing securities sold short, in order to help achieve the portfolio’s stated investment objective.

Under the Agreement, the borrowers pay the portfolio’s negotiated lenders’ fees and the portfolio receives cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities is at all times required to post cash collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral.

The portfolios retained beneficial ownership and all economic benefits in the securities they have loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. Each portfolio manager of the portfolio has the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Fund’s policy that the portfolio managers vote on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the portfolio manager, the Fund or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

Income generated from securities lending is recorded as investment income (securities lending). Cash collateral received is recorded as an asset (cash collateral received for securities on loan) and the same amount is recorded as a liability (payable upon return of securities loaned).

6. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (Note 2), if any, are marked to market daily and valued according to the Fund’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Supplemental Notes to Schedules of Investments section of each applicable portfolio’s Schedule of Investments. Any applicable net unrealized appreciation or

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of March 31, 2013, the Floating Rate Loan Portfolio had an unfunded loan commitment of $1,442,886 (see details in the Note (d) in the Supplemental Notes to Schedule of Investments).

7. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of March 31, 2013 were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized	Net
Portfolio	Total Cost of Investments on Tax Basis	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments	Appreciation (Depreciation) on Other (1)	Unrealized Appreciation (Depreciation)
Cash Management	$593,098,809	$-	$-	$-	$-	$-
Diversified Bond	3,329,606,228	157,289,688	(29,247,611)	128,042,077	2,631,742	130,673,819
Floating Rate Loan	979,439,071	19,661,768	(4,094,115)	15,567,653	10,739	15,578,392
High Yield Bond	1,257,402,059	76,055,385	(12,369,138)	63,686,247	295,618	63,981,865
Inflation Managed	2,599,807,456	69,054,780	(13,394,749)	55,660,031	6,820,684	62,480,715
Inflation Protected	1,087,171,935	26,973,022	(1,084,876)	25,888,146	6,073,113	31,961,259
Managed Bond	6,562,635,030	246,837,452	(61,640,485)	185,196,967	14,233,713	199,430,680
Short Duration Bond	2,479,844,453	31,933,568	(4,091,273)	27,842,295	(209,184)	27,633,111
Emerging Markets Debt	919,998,246	42,495,535	(12,923,697)	29,571,838	1,499,353	31,071,191
American Funds Growth	199,756,740	80,776,770	-	80,776,770	-	80,776,770
American Funds Growth-Income	555,503,575	147,834,730	-	147,834,730	-	147,834,730
Comstock	1,657,301,495	516,640,730	(33,842,215)	482,798,515	(358,145)	482,440,370
Dividend Growth	679,072,731	205,602,237	(7,113,355)	198,488,882	(2,893)	198,485,989
Equity Index	1,298,904,648	853,935,894	(19,696,550)	834,239,344	297,601	834,536,945
Focused 30	83,482,438	32,583,126	(3,706,214)	28,876,912	(512)	28,876,400
Growth LT	445,915,500	90,232,855	(6,489,877)	83,742,978	43,501	83,786,479
Large-Cap Growth	1,175,154,883	157,324,631	(9,298,444)	148,026,187	100,455	148,126,642
Large-Cap Value	2,150,386,023	860,287,562	(16,800,534)	843,487,028	68,095	843,555,123
Long/Short Large-Cap	1,737,128,793	286,864,369	(13,353,176)	273,511,193	(59,621,111)	213,890,082
Main Street Core	1,205,838,295	326,932,346	(4,817,690)	322,114,656	3,358	322,118,014
Mid-Cap Equity	1,050,852,006	89,054,172	(24,125,540)	64,928,632	-	64,928,632
Mid-Cap Growth	640,219,770	190,213,338	(65,749,409)	124,463,929	(15,328)	124,448,601
Mid-Cap Value	1,264,568,263	222,295,992	(21,435,463)	200,860,529	(21)	200,860,508
Small-Cap Equity	855,386,812	219,724,002	(26,624,157)	193,099,845	187,827	193,287,672
Small-Cap Growth	428,883,181	114,739,285	(9,968,642)	104,770,643	-	104,770,643
Small-Cap Index	677,435,327	180,166,689	(56,225,561)	123,941,128	73,415	124,014,543
Small-Cap Value	390,430,338	150,580,902	(4,429,426)	146,151,476	344	146,151,820
Health Sciences	135,146,780	60,319,051	(3,227,288)	57,091,763	-	57,091,763
Real Estate	945,338,140	220,537,038	(1,661,891)	218,875,147	13	218,875,160
Technology	65,161,548	9,918,293	(1,811,592)	8,106,701	(21,666)	8,085,035
Emerging Markets	1,347,753,252	265,843,836	(90,113,805)	175,730,031	(640,964)	175,089,067
International Large-Cap	1,659,863,348	395,385,509	(65,347,060)	330,038,449	(48,513)	329,989,936
International Small-Cap	1,056,443,113	267,581,561	(70,640,426)	196,941,135	(324,797)	196,616,338
International Value	1,391,884,474	175,227,830	(39,221,430)	136,006,400	5,048,949	141,055,349
Currency Strategies	1,468,740,431	3,338,850	(5,861,547)	(2,522,697)	(13,942,370)	(16,465,067)
Global Absolute Return	2,159,826,439	25,292,382	(16,718,403)	8,573,979	9,611,088	18,185,067
Precious Metals	977,185,830	1,632,714	(266,696,095)	(265,063,381)	3,892	(265,059,489)
American Funds Asset Allocation	683,110,737	110,429,500	-	110,429,500	-	110,429,500
Pacific Dynamix – Conservative Growth	264,880,435	17,646,660	-	17,646,660	-	17,646,660
Pacific Dynamix – Moderate Growth	723,453,050	64,234,622	-	64,234,622	-	64,234,622
Pacific Dynamix – Growth	258,836,100	32,991,313	-	32,991,313	-	32,991,313
Portfolio Optimization Conservative	3,355,666,710	201,370,815	(11,033,909)	190,336,906	-	190,336,906
Portfolio Optimization Moderate-Conservative	4,470,110,984	330,325,597	(37,458,119)	292,867,478	-	292,867,478
Portfolio Optimization Moderate	14,656,020,784	1,153,352,944	(180,179,164)	973,173,780	-	973,173,780
Portfolio Optimization Growth	12,111,856,505	1,088,767,070	(204,292,937)	884,474,133	-	884,474,133
Portfolio Optimization Aggressive-Growth	2,541,809,854	247,722,087	(49,303,973)	198,418,114	-	198,418,114
PD Aggregate Bond Index	500,108,720	13,059,452	(1,136,358)	11,923,094	-	11,923,094
PD High Yield Bond Market	95,981,554	5,728,334	(1,149,640)	4,578,694	-	4,578,694
PD Large-Cap Growth Index	167,700,514	39,262,508	(1,246,065)	38,016,443	86,683	38,103,126
PD Large-Cap Value Index	216,160,020	45,811,762	(2,429,449)	43,382,313	47,861	43,430,174
PD Small-Cap Growth Index	39,210,555	10,497,968	(1,789,966)	8,708,002	25,835	8,733,837
PD Small-Cap Value Index	61,403,911	13,333,644	(2,167,110)	11,166,534	34,177	11,200,711
PD Emerging Markets	49,955,123	10,653,100	(4,544,685)	6,108,415	(3,493)	6,104,922
PD International Large-Cap	181,534,698	29,509,487	(10,477,261)	19,032,226	(1,105)	19,031,121

(1)	Other includes net appreciation or depreciation on derivatives, securities sold short, unfunded loan commitments, and assets and liabilities in foreign currencies, if any.

Item 2. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate Certifications pursuant to Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270, 30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	May 30, 2013

By:	/s/ Brian D. Klemens
Brian D. Klemens Treasurer (Principal Financial and Accounting Officer)

Date:	May 30, 2013